     As filed with the Securities and Exchange Commission on April 4, 2014



                                          Registration Statement Nos. 333-152232
                                                                       811-21262


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                          [ ]
                      POST-EFFECTIVE AMENDMENT NO. 6                         [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 161                               [X]


                       (Check Appropriate box or boxes.)


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)



                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                              (Name of Depositor)


           1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002 -- 2910
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (860) 308-1000


                              MARIE C. SWIFT, ESQ.

                      METROPOLITAN LIFE INSURANCE COMPANY
                              ONE FINANCIAL CENTER
                                BOSTON, MA 02111

                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 28, 2014 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

This registration statement incorporates by reference the four prospectuses dated May 1, 2010 (the "Prospectuses") filed in Post-Effective Amendment No. 2/Amendment No. 119 to the registration statement on Form N-4 (File Nos. 333-152232/811-21262) filed on April 6, 2010.

This registration statement also incorporates by reference the four Supplements dated May 1, 2011 to the Prospectuses filed in Post-Effective Amendment No. 3/Amendment No. 133 to the registration statement on Form N-4 (File Nos. 333-152232/811-21262) filed on April 5, 2011.

This registration statement also incorporates by reference the four Supplements dated April 30, 2012 to the Prospectuses filed in Post-Effective Amendment No. 4/Amendment No. 145 to the registration statement on Form N-4 (File Nos. 333-152232/811-21262) filed on April 4, 2012.


This registration statement also incorporates by reference the four Supplements dated April 29, 2013 to the Prospectuses filed in Post-Effective Amendment No. 5/Amendment No. 153 to the registration statement on Form N-4 (File Nos. 333-152232/811-21262) filed on April 3, 2013.

                          PORTFOLIO ARCHITECT ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED APRIL 28, 2014

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

  Templeton Foreign VIP Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Aggressive Growth Portfolio -- Class I

  ClearBridge Variable Appreciation Portfolio -- Class I
  ClearBridge Variable Large Cap Growth Portfolio -- Class I
  ClearBridge Variable Large Cap Value Portfolio -- Class I
  ClearBridge Variable Small Cap Growth Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A

  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class A

  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B

  Invesco Mid Cap Value Portfolio -- Class B
  Lord Abbett Bond Debenture Portfolio -- Class A

  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B

  WMC Large Cap Research Portfolio -- Class E

METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class A

  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A

  Frontier Mid Cap Growth Portfolio -- Class D
  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A

  WMC Balanced Portfolio -- Class A
  WMC Core Equity Opportunities Portfolio -- Class A

  Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2014. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................   6%(2)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(3)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


Mortality and Expense Risk Charge*..........................................   1.25%
Administrative Expense Charge...............................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED....   1.40%
Optional E.S.P. Charge......................................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.............   1.60%
Optional GMWB I Charge......................................................   1.00%(5)
Optional GMWB II Charge.....................................................   1.00%(5)
Optional GMWB III Charge....................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.............   2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED............   2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...........   1.65%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED.......   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED......   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.....   1.85%

------------
(5) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the subaccount investing in T. Rowe Price Small Cap Growth Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.68% for the Subaccount investing in Western Asset Management U.S. Government Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the subaccount investing in Morgan Stanley Mid Cap Growth Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in Invesco Comstock Portfolio - Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.22% investing in T. Rowe Price Large Cap Growth Portfolio - Class B.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.03%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%            0.03%
 American Funds Growth Fund.......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund................    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................    0.55%     0.25%            0.09%
 Dynamic Capital Appreciation Portfolio++             0.55%     0.25%            0.22%
 Mid Cap Portfolio................................    0.55%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.......................    0.64%     0.25%            0.14%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................    0.70%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................    0.65%       --             0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.08%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................    0.71%       --             0.18%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.09%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.59%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B           0.65%     0.25%            0.05%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................    0.51%       --             0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.......................................    0.87%       --             0.15%
 MFS(R) Research International Portfolio --
  Class B++.......................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................    0.64%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%     0.25%            0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --             0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio -- Class A................    0.65%       --             0.05%
 Pioneer Strategic Income Portfolio --
  Class A.........................................    0.57%       --             0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%            0.02%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --             0.80%
 American Funds Growth Fund.......................   --             0.60%       --             0.60%
 American Funds Growth-Income Fund................   --             0.54%       --             0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................   --             0.89%       --             0.89%
 Dynamic Capital Appreciation Portfolio++            --             1.02%       --             1.02%
 Mid Cap Portfolio................................   --             0.89%       --             0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.......................   --             1.03%       --             1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................   --             0.79%     0.00%            0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................   --             0.75%     0.00%            0.75%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................   --             0.85%     0.00%            0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................   --             0.73%     0.00%            0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................   --             0.83%     0.00%            0.83%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................   --             0.89%     0.00%            0.89%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.77%       --             0.77%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.65%       --             0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.61%     0.00%            0.61%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%            0.81%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%            0.82%
 Invesco Mid Cap Value Portfolio -- Class B        0.08%            1.03%     0.02%            1.01%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................   --             0.54%       --             0.54%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.......................................   --             1.02%     0.01%            1.01%
 MFS(R) Research International Portfolio --
  Class B++.......................................   --             1.00%     0.06%            0.94%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................   --             0.94%     0.01%            0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             1.00%     0.03%            0.97%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             0.55%     0.00%            0.55%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%       --             0.76%
 Pioneer Fund Portfolio -- Class A................   --             0.70%     0.04%            0.66%
 Pioneer Strategic Income Portfolio --
  Class A.........................................   --             0.63%       --             0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%       --             0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................   --             0.74%       --             0.74%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Third Avenue Small Cap Value Portfolio --
  Class B........................................    0.73%     0.25%            0.03%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.59%     0.15%            0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --             0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%            0.03%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.04%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.80%       --             0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.48%     0.25%            0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --             0.02%
 WMC Balanced Portfolio -- Class A...............    0.46%       --             0.05%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.02%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 Third Avenue Small Cap Value Portfolio --
  Class B........................................      --          1.01%     0.02%              0.99%
 WMC Large Cap Research Portfolio --
  Class E........................................      --          0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................      --          0.35%     0.00%              0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................      --          0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class A........................................      --          0.35%     0.02%              0.33%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................      --          0.85%     0.01%              0.84%
 MetLife Stock Index Portfolio -- Class B........      --          0.52%     0.01%              0.51%
 MFS(R) Total Return Portfolio -- Class F........      --          0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class A...............      --          0.72%     0.14%              0.58%
 Neuberger Berman Genesis Portfolio --
  Class A........................................      --          0.83%     0.01%              0.82%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................      --          0.88%     0.01%              0.87%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................      --          0.77%       --               0.77%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........      --          0.49%     0.01%              0.48%
 WMC Balanced Portfolio -- Class A...............      --          0.51%     0.00%              0.51%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................      --          0.72%     0.11%              0.61%


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.




                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:

            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio++                                                                    Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   capital.                                LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   Current income is a secondary           LLC
                                        objective.                              Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
Legg Mason Investment Counsel           Seeks capital appreciation and          Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio    retention of net investment income.     LLC
                                                                                Subadviser: Legg Mason Investment
                                                                                Counsel, LLC

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --       Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                                consistent with income generation         Subadviser: BlackRock Financial
                                        and prudent investment management.        Management, Inc.
Clarion Global Real Estate              Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current     LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --           Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                          Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.
Lord Abbett Bond Debenture              Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                        to produce a high total return.
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Oppenheimer Funds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income        Inc.
                                           is a secondary objective.
Third Avenue Small Cap Value               Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: Third Avenue
                                                                                     Management LLC
WMC Large Cap Research                     Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                                Subadviser: Wellington Management
                                                                                     Company, LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --         Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                   primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                   consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company, LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company, LLP
                                           current income.


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.




                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.



RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Foreign VIP Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; -any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer -policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.




                               OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.

                          FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2014, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $52,000 or 25% of pay for each participant in 2014.



ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.


Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.


We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.


Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

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


                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
          (FORMERLY METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES AND
               METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                     PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)..................... 2007   1.081           1.159                      --
                                                                        2006   1.000           1.081               5,536,044
 AIM V.I. Premier Equity Subaccount (Series I) (9/00).................. 2006   0.696           0.731                      --
                                                                        2005   0.668           0.696               8,409,042
                                                                        2004   0.640           0.668               9,829,151
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/00)........ 2006   0.642           0.629                      --
                                                                        2005   0.567           0.642              22,204,137
                                                                        2004   0.531           0.567              26,507,067
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/03).............. 2013   2.237           2.850                 562,311
                                                                        2012   1.851           2.237                 630,044
                                                                        2011   2.061           1.851                 709,023
                                                                        2010   1.870           2.061                 767,416
                                                                        2009   1.333           1.870                 900,985
                                                                        2008   2.194           1.333                 968,606
                                                                        2007   1.937           2.194               1,094,791
                                                                        2006   1.631           1.937                 806,668
                                                                        2005   1.450           1.631                 266,497
                                                                        2004   1.296           1.450                 126,875
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2013   1.863           2.390                 684,259
                                                                        2012   1.603           1.863                 780,465
                                                                        2011   1.698           1.603                 885,657
                                                                        2010   1.451           1.698               1,081,840
                                                                        2009   1.055           1.451               1,285,378
                                                                        2008   1.910           1.055               1,277,607
                                                                        2007   1.724           1.910               1,539,042
                                                                        2006   1.587           1.724               1,617,810
                                                                        2005   1.385           1.587               1,009,953
                                                                        2004   1.248           1.385                 248,816
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2013   1.637           2.155               1,031,616
                                                                        2012   1.413           1.637               1,175,001
                                                                        2011   1.460           1.413               1,404,054
                                                                        2010   1.328           1.460               1,743,133
                                                                        2009   1.026           1.328               2,135,670
                                                                        2008   1.675           1.026               2,766,491
                                                                        2007   1.617           1.675               4,587,642
                                                                        2006   1.423           1.617               4,634,979
                                                                        2005   1.364           1.423               4,835,914
                                                                        2004   1.253           1.364               4,250,828
Capital Appreciation Fund
 Capital Appreciation Fund (12/96)..................................... 2006   2.174           2.153                      --
                                                                        2005   1.865           2.174              46,759,681
                                                                        2004   1.583           1.865              53,987,868
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)................ 2007   1.970           2.065                      --

                      PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                                UNIT VALUE AT
                                                                                                 BEGINNING OF
PORTFOLIO NAME                                                                           YEAR        YEAR
--------------------------------------------------------------------------------------- ------ ---------------
                                                                                        2006   1.507
                                                                                        2005   1.195
                                                                                        2004   0.970
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98).................................. 2006   2.244
                                                                                        2005   2.123
                                                                                        2004   1.639
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)........................... 2008   1.360
                                                                                        2007   1.287
                                                                                        2006   1.121
                                                                                        2005   1.089
                                                                                        2004   1.051
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)..................... 2008   1.165
                                                                                        2007   1.328
                                                                                        2006   1.298
                                                                                        2005   1.244
                                                                                        2004   1.133
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................... 2006   1.315
                                                                                        2005   1.210
                                                                                        2004   1.074
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)................. 2006   1.312
                                                                                        2005   1.208
                                                                                        2004   1.068
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)........................ 2013   1.423
                                                                                        2012   1.243
                                                                                        2011   1.297
                                                                                        2010   1.125
                                                                                        2009   0.842
                                                                                        2008   1.490
                                                                                        2007   1.288
                                                                                        2006   1.172
                                                                                        2005   1.019
                                                                                        2004   0.897
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)........ 2013   1.105
                                                                                        2012   0.917
                                                                                        2011   0.957
                                                                                        2010   0.822
                                                                                        2009   0.614
                                                                                        2008   1.062
                                                                                        2007   1.009
                                                                                        2006   0.899
                                                                                        2005   0.755
                                                                                        2004   0.756
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................. 2013   2.253
                                                                                        2012   1.994
                                                                                        2011   2.268
                                                                                        2010   1.789
                                                                                        2009   1.298
                                                                                        2008   2.180
                                                                                        2007   1.917
                                                                                        2006   1.729
                                                                                        2005   1.486
                                                                                        2004   1.209
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)........................... 2006   1.262
                                                                                        2005   1.158
                                                                                        2004   1.043
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)............ 2008   3.589
                                                                                        2007   2.826
                                                                                        2006   2.238
                                                                                        2005   1.781
                                                                                        2004   1.448
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)....................... 2013   1.489



                                                                                                         NUMBER OF UNITS
                                                                                         UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                            END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------------- --------------- ----------------
                                                                                        1.970               5,370,353
                                                                                        1.507               6,004,225
                                                                                        1.195               6,093,368
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98).................................. 2.934                      --
                                                                                        2.244               7,881,982
                                                                                        2.123               9,166,241
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)........................... 1.302                      --
                                                                                        1.360               9,186,984
                                                                                        1.287              11,996,494
                                                                                        1.121              14,400,160
                                                                                        1.089              16,953,987
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)..................... 1.100                      --
                                                                                        1.165              17,387,978
                                                                                        1.328              21,591,686
                                                                                        1.298              25,670,941
                                                                                        1.244              29,208,336
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................... 1.431                      --
                                                                                        1.315                  58,781
                                                                                        1.210                   1,000
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)................. 1.463                      --
                                                                                        1.312                  23,848
                                                                                        1.208                  14,614
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)........................ 1.838               6,855,805
                                                                                        1.423               8,366,973
                                                                                        1.243              10,638,336
                                                                                        1.297              12,061,335
                                                                                        1.125              14,627,602
                                                                                        0.842              18,718,821
                                                                                        1.490              26,589,742
                                                                                        1.288              29,766,697
                                                                                        1.172              29,206,274
                                                                                        1.019              24,759,212
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)........ 1.507                 141,771
                                                                                        1.105                 157,353
                                                                                        0.917                 109,920
                                                                                        0.957                 124,203
                                                                                        0.822                 186,416
                                                                                        0.614                 214,463
                                                                                        1.062                 392,127
                                                                                        1.009                 641,307
                                                                                        0.899                 682,069
                                                                                        0.755                 949,561
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................. 3.018               3,455,681
                                                                                        2.253               4,104,465
                                                                                        1.994               5,065,373
                                                                                        2.268               6,039,695
                                                                                        1.789               7,239,853
                                                                                        1.298               8,989,430
                                                                                        2.180              12,919,618
                                                                                        1.917              15,186,897
                                                                                        1.729              15,313,391
                                                                                        1.486              13,565,586
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)........................... 1.474                      --
                                                                                        1.262               1,315,053
                                                                                        1.158               1,311,339
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)............ 1.674                 158,180
                                                                                        3.589                 453,353
                                                                                        2.826                 436,544
                                                                                        2.238                 625,965
                                                                                        1.781                  91,022
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)....................... 1.805                 260,059

                    PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2012   1.277
                                                                                   2011   1.449
                                                                                   2010   1.355
                                                                                   2009   1.003
                                                                                   2008   1.706
                                                                                   2007   1.499
                                                                                   2006   1.251
                                                                                   2005   1.152
                                                                                   2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.267
                                                                                   2005   1.180
                                                                                   2004   1.032
High Yield Bond Trust
 High Yield Bond Trust (5/04)..................................................... 2006   1.069
                                                                                   2005   1.070
                                                                                   2004   1.000
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00).......................... 2006   1.066
                                                                                   2005   1.004
                                                                                   2004   0.941
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).............. 2010   1.096
                                                                                   2009   0.885
                                                                                   2008   1.264
                                                                                   2007   1.053
                                                                                   2006   1.004
                                                                                   2005   0.907
                                                                                   2004   0.805
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)................... 2008   0.732
                                                                                   2007   0.679
                                                                                   2006   0.584
                                                                                   2005   0.561
                                                                                   2004   0.544
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 2011   0.510
                                                                                   2010   0.415
                                                                                   2009   0.269
                                                                                   2008   0.486
                                                                                   2007   0.405
                                                                                   2006   0.381
                                                                                   2005   0.346
                                                                                   2004   0.349
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.552
                                                                                   2005   1.513
                                                                                   2004   1.336
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.213
                                                                                   2012   1.036
                                                                                   2011   1.026
                                                                                   2010   0.832
                                                                                   2009   0.627
                                                                                   2008   1.067
                                                                                   2007   1.105
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.646
                                                                                   2012   1.452
                                                                                   2011   1.570
                                                                                   2010   1.365
                                                                                   2009   1.070
                                                                                   2008   1.711
                                                                                   2007   1.785
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.914
                                                                                   2012   1.674
                                                                                   2011   1.654
                                                                                   2010   1.490
                                                                                   2009   1.237
                                                                                   2008   1.775
                                                                                   2007   1.712
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2013   1.178



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   1.489                 280,615
                                                                                   1.277                 303,689
                                                                                   1.449                 267,945
                                                                                   1.355                 322,729
                                                                                   1.003                 375,927
                                                                                   1.706                 601,350
                                                                                   1.499                 443,542
                                                                                   1.251                 391,275
                                                                                   1.152                  28,678
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 1.522                      --
                                                                                   1.267               2,902,047
                                                                                   1.180               2,265,731
High Yield Bond Trust
 High Yield Bond Trust (5/04)..................................................... 1.094                      --
                                                                                   1.069                 322,056
                                                                                   1.070                  48,427
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00).......................... 1.102                      --
                                                                                   1.066              22,690,520
                                                                                   1.004              26,103,089
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).............. 1.112                      --
                                                                                   1.096               2,226,603
                                                                                   0.885               2,841,896
                                                                                   1.264               3,693,004
                                                                                   1.053               4,234,362
                                                                                   1.004               4,859,252
                                                                                   0.907               5,567,616
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)................... 0.690                      --
                                                                                   0.732              18,217,150
                                                                                   0.679              21,251,779
                                                                                   0.584              24,083,675
                                                                                   0.561              28,624,746
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 0.546                      --
                                                                                   0.510               5,683,647
                                                                                   0.415               6,693,004
                                                                                   0.269               7,562,482
                                                                                   0.486              10,138,567
                                                                                   0.405              11,611,437
                                                                                   0.381              12,955,013
                                                                                   0.346              16,727,862
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 1.745                      --
                                                                                   1.552                 194,097
                                                                                   1.513                  68,039
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 1.768               8,032,803
                                                                                   1.213               9,247,629
                                                                                   1.036              11,742,340
                                                                                   1.026              14,114,288
                                                                                   0.832              17,888,303
                                                                                   0.627              24,826,899
                                                                                   1.067              33,477,665
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2.146              11,744,952
                                                                                   1.646              14,121,268
                                                                                   1.452              16,661,552
                                                                                   1.570              21,352,828
                                                                                   1.365              26,763,019
                                                                                   1.070              35,047,749
                                                                                   1.711              48,365,342
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2.453               5,957,131
                                                                                   1.914               8,036,577
                                                                                   1.674               9,367,475
                                                                                   1.654              11,742,523
                                                                                   1.490              13,490,341
                                                                                   1.237              16,720,090
                                                                                   1.775              22,507,632
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 1.601               1,719,136

                 PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
                                                                              2012   0.993
                                                                              2011   1.013
                                                                              2010   0.935
                                                                              2009   0.666
                                                                              2008   1.077
                                                                              2007   1.075
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)..... 2013   1.646
                                                                              2012   1.433
                                                                              2011   1.384
                                                                              2010   1.282
                                                                              2009   1.045
                                                                              2008   1.645
                                                                              2007   1.606
                                                                              2006   1.377
                                                                              2005   1.311
                                                                              2004   1.204
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00).... 2013   1.446
                                                                              2012   1.228
                                                                              2011   1.228
                                                                              2010   0.995
                                                                              2009   0.707
                                                                              2008   1.209
                                                                              2007   1.114
                                                                              2006   1.002
                                                                              2005   0.969
                                                                              2004   0.853
 LMPVET Equity Index Subaccount (Class II) (5/99)............................ 2009   0.662
                                                                              2008   1.073
                                                                              2007   1.038
                                                                              2006   0.914
                                                                              2005   0.889
                                                                              2004   0.818
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.377
                                                                              2012   1.261
                                                                              2011   1.279
                                                                              2010   1.157
                                                                              2009   0.955
                                                                              2008   1.295
                                                                              2007   1.184
                                                                              2006   1.115
                                                                              2005   1.083
                                                                              2004   1.000
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)...... 2011   1.001
                                                                              2010   0.929
                                                                              2009   0.803
                                                                              2008   1.033
                                                                              2007   1.033
                                                                              2006   1.006
                                                                              2005   0.997
                                                                              2004   0.999
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98).................................. 2007   1.977
                                                                              2006   1.698
                                                                              2005   1.655
                                                                              2004   1.549
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)......................... 2007   1.206
                                                                              2006   1.173
                                                                              2005   1.130
                                                                              2004   1.140
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)....................... 2007   1.337
                                                                              2006   1.220
                                                                              2005   1.126
                                                                              2004   1.047
 LMPVPII Growth and Income Subaccount (Class I) (5/02)....................... 2007   1.243
                                                                              2006   1.122
                                                                              2005   1.098
                                                                              2004   1.027



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
                                                                              1.178               2,121,086
                                                                              0.993               2,329,067
                                                                              1.013               3,142,899
                                                                              0.935               3,984,824
                                                                              0.666               4,976,021
                                                                              1.077               7,440,935
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)..... 2.148               5,218,387
                                                                              1.646               6,437,230
                                                                              1.433               7,565,687
                                                                              1.384               8,986,778
                                                                              1.282              11,267,175
                                                                              1.045              14,368,536
                                                                              1.645              19,996,736
                                                                              1.606              24,335,381
                                                                              1.377              29,147,578
                                                                              1.311              33,602,765
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00).... 2.097               1,382,509
                                                                              1.446               1,653,672
                                                                              1.228               2,023,984
                                                                              1.228               2,407,957
                                                                              0.995               2,725,034
                                                                              0.707               3,158,558
                                                                              1.209               4,188,379
                                                                              1.114               5,310,869
                                                                              1.002               6,238,148
                                                                              0.969               7,350,185
 LMPVET Equity Index Subaccount (Class II) (5/99)............................ 0.644                      --
                                                                              0.662              12,571,305
                                                                              1.073              16,997,479
                                                                              1.038              23,042,929
                                                                              0.914              26,821,879
                                                                              0.889              30,829,812
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 1.612                  28,806
                                                                              1.377                  10,565
                                                                              1.261                  11,620
                                                                              1.279                  98,829
                                                                              1.157                 118,650
                                                                              0.955                 123,476
                                                                              1.295                 123,068
                                                                              1.184                  99,060
                                                                              1.115                  81,296
                                                                              1.083                   3,000
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)...... 0.989                      --
                                                                              1.001                 153,364
                                                                              0.929                 181,987
                                                                              0.803                 186,585
                                                                              1.033                 240,254
                                                                              1.033                 300,294
                                                                              1.006                 266,971
                                                                              0.997                 268,079
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98).................................. 2.076                      --
                                                                              1.977              19,730,122
                                                                              1.698              22,894,995
                                                                              1.655              25,770,869
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)......................... 1.257                      --
                                                                              1.206               1,091,684
                                                                              1.173               1,187,249
                                                                              1.130               1,476,281
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)....................... 1.385                      --
                                                                              1.337                 529,404
                                                                              1.220                 450,261
                                                                              1.126                 466,599
 LMPVPII Growth and Income Subaccount (Class I) (5/02)....................... 1.300                      --
                                                                              1.243                 113,673
                                                                              1.122                 138,329
                                                                              1.098                 125,341

                                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.628           1.693                      --
                                                                          2006   1.408           1.628                 378,255
                                                                          2005   1.382           1.408                 484,930
                                                                          2004   1.244           1.382                 411,039
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.820           2.007                      --
                                                                          2006   1.644           1.820                 544,508
                                                                          2005   1.541           1.644                 633,460
                                                                          2004   1.260           1.541                 312,944
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.104           1.140                      --
                                                                          2005   1.078           1.104                 267,384
                                                                          2004   1.000           1.078                 247,331
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.593           2.501                      --
                                                                          2007   2.480           2.593               6,467,216
                                                                          2006   2.601           2.480               8,594,029
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   2.362           2.559               4,039,159
                                                                          2012   2.048           2.362               4,809,877
                                                                          2011   2.024           2.048               5,574,915
                                                                          2010   1.766           2.024               6,835,617
                                                                          2009   1.215           1.766               8,153,966
                                                                          2008   1.624           1.215               9,846,367
                                                                          2007   1.603           1.624              13,202,391
                                                                          2006   1.519           1.603              15,855,939
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.148           1.205                      --
                                                                          2006   1.083           1.148               2,346,526
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.075           1.423                 654,008
                                                                          2012   0.961           1.075                 682,084
                                                                          2011   0.972           0.961                 799,125
                                                                          2010   0.876           0.972                 949,867
                                                                          2009   0.745           0.876               1,120,608
                                                                          2008   1.205           0.745               1,279,787
                                                                          2007   1.195           1.205               1,831,042
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   1.051           1.076               3,996,279
                                                                          2012   0.844           1.051               5,312,104
                                                                          2011   0.904           0.844               6,240,641
                                                                          2010   0.788           0.904               7,342,272
                                                                          2009   0.592           0.788               9,322,885
                                                                          2008   1.026           0.592              11,831,373
                                                                          2007   1.222           1.026              17,519,536
                                                                          2006   1.003           1.222              22,994,164
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   2.756           3.509              10,085,107
                                                                          2012   2.276           2.756              12,606,105
                                                                          2011   2.490           2.276              15,053,166
                                                                          2010   2.302           2.490              17,535,819
                                                                          2009   1.630           2.302              20,443,280
                                                                          2008   2.843           1.630              23,638,458
                                                                          2007   2.210           2.843              29,053,459
                                                                          2006   2.153           2.210              37,482,326
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   1.723           2.223               6,488,307
                                                                          2012   1.350           1.723               8,071,113
                                                                          2011   1.591           1.350               9,662,879
                                                                          2010   1.383           1.591              11,799,966
                                                                          2009   0.902           1.383              13,845,148
                                                                          2008   1.543           0.902              15,655,965
                                                                          2007   1.579           1.543              20,171,016
                                                                          2006   1.431           1.579              25,071,496
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.403           1.874               3,438,293
                                                                          2012   1.201           1.403               4,223,807
                                                                          2011   1.236           1.201               5,128,633
                                                                          2010   1.091           1.236               6,265,151
                                                                          2009   0.873           1.091               7,934,328
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2013   1.066           1.370                 491,196

                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
                                                                            2012   0.943
                                                                            2011   0.993
                                                                            2010   0.802
                                                                            2009   0.643
                                                                            2008   1.065
                                                                            2007   1.073
                                                                            2006   1.016
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.933
                                                                            2008   1.265
                                                                            2007   1.206
                                                                            2006   1.140
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   2.485
                                                                            2012   2.227
                                                                            2011   2.154
                                                                            2010   1.930
                                                                            2009   1.427
                                                                            2008   1.774
                                                                            2007   1.684
                                                                            2006   1.604
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.417
                                                                            2008   0.737
                                                                            2007   0.668
                                                                            2006   0.676
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2013   2.195
                                                                            2012   1.869
                                                                            2011   2.324
                                                                            2010   1.901
                                                                            2009   1.139
                                                                            2008   2.589
                                                                            2007   2.052
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........... 2009   1.501
                                                                            2008   3.272
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 2013   1.310
                                                                            2012   1.138
                                                                            2011   1.293
                                                                            2010   1.177
                                                                            2009   0.907
                                                                            2008   1.596
                                                                            2007   1.518
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2013   2.531
                                                                            2012   2.431
                                                                            2011   2.598
                                                                            2010   2.138
                                                                            2009   1.581
                                                                            2008   2.496
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *.......... 2013   1.000
                                                                            2012   0.928
                                                                            2011   1.011
                                                                            2010   0.776
                                                                            2009   0.501
                                                                            2008   0.901
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.............. 2013   1.099
                                                                            2012   0.920
                                                                            2011   1.019
                                                                            2010   0.891
                                                                            2009   0.646
                                                                            2008   1.103
                                                                            2007   1.052
                                                                            2006   0.996
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *......... 2013   1.658
                                                                            2012   1.539
                                                                            2011   1.399
                                                                            2010   1.314
                                                                            2009   1.126
                                                                            2008   1.223
                                                                            2007   1.153
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2013   1.881



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
                                                                            1.066                 559,744
                                                                            0.943                 440,334
                                                                            0.993                 555,727
                                                                            0.802                 564,167
                                                                            0.643                 714,075
                                                                            1.065                 960,546
                                                                            1.073                 105,550
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.923                      --
                                                                            0.933                 193,784
                                                                            1.265                 200,406
                                                                            1.206                 426,962
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.651               2,992,810
                                                                            2.485               3,597,987
                                                                            2.227               4,731,927
                                                                            2.154               5,397,682
                                                                            1.930               6,853,644
                                                                            1.427               8,538,724
                                                                            1.774              12,836,351
                                                                            1.684              14,579,078
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.397                      --
                                                                            0.417               2,639,880
                                                                            0.737               4,361,004
                                                                            0.668               5,505,652
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2.061               1,604,363
                                                                            2.195               2,165,796
                                                                            1.869               2,939,080
                                                                            2.324               3,566,576
                                                                            1.901               4,056,913
                                                                            1.139               4,890,900
                                                                            2.589               6,465,639
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........... 2.501                      --
                                                                            1.501                  94,356
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 1.540               1,083,298
                                                                            1.310               1,427,596
                                                                            1.138               2,459,808
                                                                            1.293               3,028,337
                                                                            1.177               3,357,563
                                                                            0.907               4,283,769
                                                                            1.596               4,959,903
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2.745                      --
                                                                            2.531               2,324,678
                                                                            2.431               2,648,947
                                                                            2.598               3,270,145
                                                                            2.138               3,967,042
                                                                            1.581               4,741,935
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *.......... 1.371                 128,872
                                                                            1.000                 198,141
                                                                            0.928                 246,991
                                                                            1.011                 271,713
                                                                            0.776                 326,428
                                                                            0.501                 318,271
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.............. 1.378               3,446,740
                                                                            1.099               4,335,735
                                                                            0.920               5,099,323
                                                                            1.019               5,974,835
                                                                            0.891               6,986,769
                                                                            0.646              10,185,611
                                                                            1.103               2,737,513
                                                                            1.052               3,318,735
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *......... 1.489                 671,359
                                                                            1.658               1,133,602
                                                                            1.539               1,355,048
                                                                            1.399               1,192,113
                                                                            1.314               1,030,068
                                                                            1.126                 869,375
                                                                            1.223                 797,963
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 1.819               8,799,682

                                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2012   1.746           1.881              11,400,378
                                                                          2011   1.716           1.746              13,123,791
                                                                          2010   1.609           1.716              14,796,631
                                                                          2009   1.442           1.609              16,907,876
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.570           2.060                 754,854
                                                                          2012   1.440           1.570                 932,740
                                                                          2011   1.530           1.440               1,082,507
                                                                          2010   1.335           1.530               1,421,689
                                                                          2009   1.093           1.335               1,629,731
                                                                          2008   1.650           1.093                  84,857
                                                                          2007   1.593           1.650                  74,219
                                                                          2006   1.480           1.593                  72,579
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   2.331           2.334               1,277,183
                                                                          2012   2.118           2.331               1,378,994
                                                                          2011   2.073           2.118               1,589,819
                                                                          2010   1.874           2.073               1,788,571
                                                                          2009   1.428           1.874               1,796,892
                                                                          2008   1.622           1.428               2,136,784
                                                                          2007   1.543           1.622               2,707,608
                                                                          2006   1.487           1.543               3,635,513
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.486           0.509                      --
                                                                          2012   0.440           0.486               3,628,121
                                                                          2011   0.544           0.440               4,658,685
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   1.031           1.361               4,999,268
                                                                          2012   0.887           1.031               6,332,841
                                                                          2011   0.937           0.887               7,576,255
                                                                          2010   0.812           0.937               8,668,798
                                                                          2009   0.695           0.812              10,184,989
                                                                          2008   1.106           0.695              11,998,584
                                                                          2007   1.079           1.106              15,120,906
                                                                          2006   1.001           1.079              18,515,887
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.049           1.371               1,165,833
                                                                          2012   0.902           1.049               1,312,472
                                                                          2011   1.005           0.902               1,459,193
                                                                          2010   0.850           1.005               1,737,285
                                                                          2009   0.682           0.850               2,404,495
                                                                          2008   0.985           0.682               3,257,480
                                                                          2007   1.030           0.985               4,297,915
                                                                          2006   1.003           1.030                 826,652
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.868           1.828               8,200,982
                                                                          2012   1.761           1.868              10,624,630
                                                                          2011   1.676           1.761              11,865,146
                                                                          2010   1.569           1.676              14,119,850
                                                                          2009   1.453           1.569              17,125,468
                                                                          2008   1.526           1.453              21,686,521
                                                                          2007   1.456           1.526              30,367,089
                                                                          2006   1.400           1.456              36,840,677
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.453           1.923              14,098,502
                                                                          2012   1.288           1.453              17,793,728
                                                                          2011   1.435           1.288              21,565,247
                                                                          2010   1.214           1.435              25,609,950
                                                                          2009   0.963           1.214              30,730,485
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.335           1.588                 284,566
                                                                          2012   1.205           1.335                 208,370
                                                                          2011   1.177           1.205                 213,665
                                                                          2010   1.089           1.177                 106,565
                                                                          2009   0.937           1.089                 202,241
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   1.229           1.212              11,203,114
                                                                          2012   1.246           1.229              13,273,181
                                                                          2011   1.264           1.246              16,807,568
                                                                          2010   1.282           1.264              19,035,283
                                                                          2009   1.294           1.282              24,038,242
                                                                          2008   1.276           1.294              39,814,833
                                                                          2007   1.232           1.276              34,190,333
                                                                          2006   1.203           1.232              32,772,233
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)............ 2009   0.641           0.634                      --
                                                                          2008   1.087           0.641               3,164,204
                                                                          2007   1.147           1.087               4,785,370

                    PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.214
                                                                                    2012   1.091
                                                                                    2011   1.153
                                                                                    2010   1.044
                                                                                    2009   0.802
                                                                                    2008   1.297
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.898
                                                                                    2008   1.650
                                                                                    2007   1.610
                                                                                    2006   1.586
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.775
                                                                                    2012   1.557
                                                                                    2011   1.684
                                                                                    2010   1.492
                                                                                    2009   1.243
                                                                                    2008   2.067
                                                                                    2007   2.014
                                                                                    2006   1.960
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.159
                                                                                    2012   1.060
                                                                                    2011   1.110
                                                                                    2010   0.977
                                                                                    2009   0.664
                                                                                    2008   1.241
                                                                                    2007   1.045
                                                                                    2006   1.069
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 2013   1.057
                                                                                    2012   0.929
                                                                                    2011   0.927
                                                                                    2010   0.821
                                                                                    2009   0.666
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2013   2.182
                                                                                    2012   1.987
                                                                                    2011   1.971
                                                                                    2010   1.820
                                                                                    2009   1.559
                                                                                    2008   2.035
                                                                                    2007   1.981
                                                                                    2006   1.851
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2013   1.415
                                                                                    2012   1.230
                                                                                    2011   1.237
                                                                                    2010   1.126
                                                                                    2009   0.945
                                                                                    2008   1.420
                                                                                    2007   1.338
                                                                                    2006   1.209
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2013   2.764
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 2013   1.218
                                                                                    2012   1.041
                                                                                    2011   1.070
                                                                                    2010   0.929
                                                                                    2009   0.659
                                                                                    2008   1.152
                                                                                    2007   1.070
                                                                                    2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2013   1.506
                                                                                    2012   1.318
                                                                                    2011   1.317
                                                                                    2010   0.992
                                                                                    2009   0.726
                                                                                    2008   1.103
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 2007   1.163
                                                                                    2006   1.094
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 2013   1.257



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 1.600               3,557,152
                                                                                    1.214               4,274,851
                                                                                    1.091               5,176,612
                                                                                    1.153               5,942,006
                                                                                    1.044               7,007,017
                                                                                    0.802               7,485,352
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 0.937                      --
                                                                                    0.898              34,064,789
                                                                                    1.650              42,724,709
                                                                                    1.610              55,826,210
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 1.955                      --
                                                                                    1.775               9,721,064
                                                                                    1.557              11,585,404
                                                                                    1.684              13,734,917
                                                                                    1.492              16,088,014
                                                                                    1.243              19,676,195
                                                                                    2.067              26,108,968
                                                                                    2.014              33,843,362
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 1.516              10,804,749
                                                                                    1.159              13,056,475
                                                                                    1.060              15,255,889
                                                                                    1.110              18,342,491
                                                                                    0.977              22,203,385
                                                                                    0.664              25,661,260
                                                                                    1.241              33,300,325
                                                                                    1.045              42,452,281
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 1.373               5,164,985
                                                                                    1.057               5,963,495
                                                                                    0.929               7,527,609
                                                                                    0.927               8,860,946
                                                                                    0.821              10,389,547
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2.555              17,710,296
                                                                                    2.182              21,463,712
                                                                                    1.987              25,624,083
                                                                                    1.971              29,778,017
                                                                                    1.820              35,577,508
                                                                                    1.559              44,392,462
                                                                                    2.035              60,705,244
                                                                                    1.981              75,566,898
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 1.893               4,025,371
                                                                                    1.415                 673,896
                                                                                    1.230                 704,219
                                                                                    1.237                 694,601
                                                                                    1.126                 787,885
                                                                                    0.945                 838,533
                                                                                    1.420                 877,792
                                                                                    1.338                 994,467
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 3.456               1,939,480
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 1.666               4,325,056
                                                                                    1.218               3,815,369
                                                                                    1.041               4,446,306
                                                                                    1.070               5,534,008
                                                                                    0.929               6,562,103
                                                                                    0.659               7,547,032
                                                                                    1.152              10,971,650
                                                                                    1.070              12,988,991
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2.141               4,583,159
                                                                                    1.506               5,566,562
                                                                                    1.318               7,256,891
                                                                                    1.317               8,751,660
                                                                                    0.992              10,702,716
                                                                                    0.726              12,779,687
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 1.209                      --
                                                                                    1.163                 197,729
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 1.232                 195,828

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
                                                                         2012   1.231           1.257                 215,426
                                                                         2011   1.182           1.231                 415,520
                                                                         2010   1.131           1.182                 459,046
                                                                         2009   1.098           1.131                 296,186
                                                                         2008   1.115           1.098                 298,370
                                                                         2007   1.082           1.115                 235,195
                                                                         2006   1.044           1.082                 190,943
Money Market Portfolio
 Money Market Subaccount (2/97)......................................... 2006   1.192           1.203                      --
                                                                         2005   1.175           1.192              29,529,348
                                                                         2004   1.179           1.175              36,847,419
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)......... 2006   1.120           1.184                      --
                                                                         2005   1.074           1.120                 139,075
                                                                         2004   1.000           1.074                  55,784
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)......... 2007   1.125           1.148                      --
                                                                         2006   1.133           1.125                 767,456
                                                                         2005   1.125           1.133               1,209,689
                                                                         2004   1.048           1.125               1,135,095
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.391           1.438                      --
                                                                         2008   1.346           1.391              19,822,462
                                                                         2007   1.255           1.346              24,611,470
                                                                         2006   1.226           1.255              28,206,540
                                                                         2005   1.213           1.226              32,865,675
                                                                         2004   1.173           1.213              35,583,669
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   0.974           0.904                      --
                                                                         2007   0.895           0.974                 501,869
                                                                         2006   0.817           0.895                 454,688
                                                                         2005   0.773           0.817                 581,006
                                                                         2004   0.728           0.773                 683,011
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.408           1.526                      --
                                                                         2006   1.118           1.408               5,342,551
                                                                         2005   1.011           1.118               4,062,631
                                                                         2004   0.882           1.011               3,801,076
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.967           2.102                      --
                                                                         2006   1.701           1.967               2,871,477
                                                                         2005   1.611           1.701               3,441,251
                                                                         2004   1.295           1.611               3,917,767
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (9/00)................... 2006   0.634           0.676                      --
                                                                         2005   0.591           0.634               6,200,092
                                                                         2004   0.563           0.591               7,177,040
 Travelers Convertible Securities Subaccount (5/98)..................... 2006   1.504           1.604                      --
                                                                         2005   1.520           1.504              17,592,780
                                                                         2004   1.450           1.520              20,911,116
 Travelers Disciplined Mid Cap Stock Subaccount (6/97).................. 2006   2.380           2.601                      --
                                                                         2005   2.146           2.380              10,685,752
                                                                         2004   1.869           2.146              12,676,883
 Travelers Equity Income Subaccount (12/96)............................. 2006   1.864           1.960                      --
                                                                         2005   1.810           1.864              42,754,927
                                                                         2004   1.670           1.810              51,151,676
 Travelers Federated High Yield Subaccount (1/97)....................... 2006   1.480           1.519                      --
                                                                         2005   1.464           1.480              20,030,737
                                                                         2004   1.345           1.464              24,354,904
 Travelers Federated Stock Subaccount (1/97)............................ 2006   1.804           1.869                      --
                                                                         2005   1.737           1.804              10,592,530
                                                                         2004   1.593           1.737              13,140,308
 Travelers Large Cap Subaccount (12/96)................................. 2006   1.538           1.586                      --
                                                                         2005   1.435           1.538              31,559,275
                                                                         2004   1.366           1.435              37,647,579
 Travelers Mercury Large Cap Core Subaccount (5/98)..................... 2006   1.019           1.083                      --
                                                                         2005   0.922           1.019               3,136,702
                                                                         2004   0.807           0.922               3,473,928

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Travelers MFS(R) Mid Cap Growth Subaccount (4/98)................ 2006   1.010           1.069                      --
                                                                   2005   0.994           1.010              52,587,787
                                                                   2004   0.883           0.994              27,332,313
 Travelers MFS(R) Total Return Subaccount (1/97).................. 2006   1.792           1.851                      --
                                                                   2005   1.765           1.792              76,913,823
                                                                   2004   1.606           1.765              88,045,281
 Travelers MFS(R) Value Subaccount (5/00)......................... 2006   1.118           1.209                      --
                                                                   2005   1.065           1.118                 580,216
                                                                   2004   0.952           1.065                 141,420
 Travelers Mondrian International Stock Subaccount (12/96)........ 2006   1.245           1.431                      --
                                                                   2005   1.153           1.245              28,870,622
                                                                   2004   1.010           1.153              32,188,320
 Travelers Pioneer Fund Subaccount (5/03)......................... 2006   1.394           1.480                      --
                                                                   2005   1.333           1.394                  42,219
                                                                   2004   1.217           1.333                  31,989
 Travelers Pioneer Strategic Income Subaccount (12/96)............ 2006   1.472           1.487                      --
                                                                   2005   1.439           1.472               4,588,634
                                                                   2004   1.316           1.439               5,266,141
 Travelers Quality Bond Subaccount (12/96)........................ 2006   1.412           1.400                      --
                                                                   2005   1.409           1.412              44,190,873
                                                                   2004   1.383           1.409              54,315,380
 Travelers Strategic Equity Subaccount (12/96).................... 2006   1.412           1.474                      --
                                                                   2005   1.403           1.412              41,082,130
                                                                   2004   1.291           1.403              49,286,540
 Travelers U.S. Government Securities Subaccount (5/04)........... 2006   1.083           1.044                      --
                                                                   2005   1.052           1.083                 315,062
                                                                   2004   1.000           1.052                  10,705
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).............. 2009   0.870           0.845                      --
                                                                   2008   1.375           0.870              10,485,336
                                                                   2007   1.427           1.375              16,160,002
                                                                   2006   1.247           1.427              18,657,694
                                                                   2005   1.215           1.247              20,522,224
                                                                   2004   1.049           1.215              20,257,888
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........... 2009   0.479           0.492                      --
                                                                   2008   0.854           0.479               1,337,633
                                                                   2007   0.770           0.854               1,857,644
                                                                   2006   0.731           0.770               2,089,629
                                                                   2005   0.688           0.731               2,748,000
                                                                   2004   0.672           0.688               3,051,014





                                     PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)..................... 2007   1.076           1.151           --
                                                                        2006   1.000           1.076           --
 AIM V.I. Premier Equity Subaccount (Series I) (9/00).................. 2006   1.354           1.420           --
                                                                        2005   1.309           1.354           --
                                                                        2004   1.263           1.309           --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/00)........ 2006   1.493           1.453           --
                                                                        2005   1.328           1.493           --
                                                                        2004   1.251           1.328           --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/03).............. 2013   2.091           2.645           --

                  PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
                                                                               2012   1.742
                                                                               2011   1.953
                                                                               2010   1.785
                                                                               2009   1.281
                                                                               2008   2.123
                                                                               2007   1.888
                                                                               2006   1.601
                                                                               2005   1.433
                                                                               2004   1.290
 American Funds Growth Subaccount (Class 2) (5/03)............................ 2013   1.741
                                                                               2012   1.508
                                                                               2011   1.609
                                                                               2010   1.385
                                                                               2009   1.014
                                                                               2008   1.849
                                                                               2007   1.681
                                                                               2006   1.557
                                                                               2005   1.369
                                                                               2004   1.242
 American Funds Growth-Income Subaccount (Class 2) (5/03)..................... 2013   1.530
                                                                               2012   1.330
                                                                               2011   1.383
                                                                               2010   1.268
                                                                               2009   0.986
                                                                               2008   1.621
                                                                               2007   1.576
                                                                               2006   1.397
                                                                               2005   1.348
                                                                               2004   1.247
Capital Appreciation Fund
 Capital Appreciation Fund (12/96)............................................ 2006   1.717
                                                                               2005   1.483
                                                                               2004   1.267
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)....................... 2007   2.872
                                                                               2006   2.213
                                                                               2005   1.766
                                                                               2004   1.444
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98)......................... 2006   1.845
                                                                               2005   1.758
                                                                               2004   1.366
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98).................. 2008   1.564
                                                                               2007   1.491
                                                                               2006   1.307
                                                                               2005   1.279
                                                                               2004   1.243
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)............ 2008   1.348
                                                                               2007   1.548
                                                                               2006   1.524
                                                                               2005   1.471
                                                                               2004   1.349
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03).......... 2006   1.295
                                                                               2005   1.201
                                                                               2004   1.074
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)........ 2006   1.293
                                                                               2005   1.199
                                                                               2004   1.067
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)............... 2013   1.955



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
                                                                               2.091                     --
                                                                               1.742                     --
                                                                               1.953                     --
                                                                               1.785                     --
                                                                               1.281                     --
                                                                               2.123                     --
                                                                               1.888                     --
                                                                               1.601                     --
                                                                               1.433                     --
 American Funds Growth Subaccount (Class 2) (5/03)............................ 2.218                     --
                                                                               1.741                     --
                                                                               1.508                     --
                                                                               1.609                     --
                                                                               1.385                     --
                                                                               1.014                     --
                                                                               1.849                     --
                                                                               1.681                     --
                                                                               1.557                     --
                                                                               1.369                     --
 American Funds Growth-Income Subaccount (Class 2) (5/03)..................... 2.000                     --
                                                                               1.530                     --
                                                                               1.330                     --
                                                                               1.383                     --
                                                                               1.268                     --
                                                                               0.986                     --
                                                                               1.621                     --
                                                                               1.576                     --
                                                                               1.397                     --
                                                                               1.348                     --
Capital Appreciation Fund
 Capital Appreciation Fund (12/96)............................................ 1.696                     --
                                                                               1.717                     --
                                                                               1.483                     --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)....................... 3.004                     --
                                                                               2.872                     --
                                                                               2.213                     --
                                                                               1.766                     --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98)......................... 2.396                     --
                                                                               1.845                     --
                                                                               1.758                     --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98).................. 1.494                     --
                                                                               1.564                     --
                                                                               1.491                     --
                                                                               1.307                     --
                                                                               1.279                     --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)............ 1.271                     --
                                                                               1.348                     --
                                                                               1.548                     --
                                                                               1.524                     --
                                                                               1.471                     --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03).......... 1.406                     --
                                                                               1.295                     --
                                                                               1.201                     --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)........ 1.438                     --
                                                                               1.293                     --
                                                                               1.199                     --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)............... 2.507                647,513

                      PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                UNIT VALUE AT
                                                                                                 BEGINNING OF
PORTFOLIO NAME                                                                           YEAR        YEAR
--------------------------------------------------------------------------------------- ------ ---------------
                                                                                        2012   1.719
                                                                                        2011   1.806
                                                                                        2010   1.577
                                                                                        2009   1.189
                                                                                        2008   2.119
                                                                                        2007   1.845
                                                                                        2006   1.690
                                                                                        2005   1.480
                                                                                        2004   1.312
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)........ 2013   1.714
                                                                                        2012   1.432
                                                                                        2011   1.504
                                                                                        2010   1.302
                                                                                        2009   0.979
                                                                                        2008   1.705
                                                                                        2007   1.631
                                                                                        2006   1.464
                                                                                        2005   1.239
                                                                                        2004   1.249
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................. 2013   2.469
                                                                                        2012   2.201
                                                                                        2011   2.522
                                                                                        2010   2.003
                                                                                        2009   1.464
                                                                                        2008   2.475
                                                                                        2007   2.192
                                                                                        2006   1.991
                                                                                        2005   1.723
                                                                                        2004   1.411
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)........................... 2006   1.510
                                                                                        2005   1.395
                                                                                        2004   1.265
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)............ 2008   3.474
                                                                                        2007   2.755
                                                                                        2006   2.196
                                                                                        2005   1.760
                                                                                        2004   1.441
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)....................... 2013   1.401
                                                                                        2012   1.210
                                                                                        2011   1.383
                                                                                        2010   1.303
                                                                                        2009   0.971
                                                                                        2008   1.663
                                                                                        2007   1.471
                                                                                        2006   1.237
                                                                                        2005   1.146
                                                                                        2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)........................ 2006   1.633
                                                                                        2005   1.531
                                                                                        2004   1.348
High Yield Bond Trust
 High Yield Bond Trust (5/04).......................................................... 2006   1.057
                                                                                        2005   1.065
                                                                                        2004   1.000
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)............................... 2006   1.271
                                                                                        2005   1.206
                                                                                        2004   1.137
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................... 2010   1.651
                                                                                        2009   1.342
                                                                                        2008   1.931
                                                                                        2007   1.620
                                                                                        2006   1.556
                                                                                        2005   1.415
                                                                                        2004   1.265
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)........................ 2008   1.681



                                                                                                         NUMBER OF UNITS
                                                                                         UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                            END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------------- --------------- ----------------
                                                                                        1.955                 772,019
                                                                                        1.719                 925,191
                                                                                        1.806               1,251,138
                                                                                        1.577               1,263,569
                                                                                        1.189               1,393,965
                                                                                        2.119               1,497,983
                                                                                        1.845               1,609,191
                                                                                        1.690               1,498,799
                                                                                        1.480               1,023,326
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)........ 2.321                      --
                                                                                        1.714                      --
                                                                                        1.432                      --
                                                                                        1.504                      --
                                                                                        1.302                      --
                                                                                        0.979                      --
                                                                                        1.705                      --
                                                                                        1.631                      --
                                                                                        1.464                      --
                                                                                        1.239                      --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................. 3.285                 244,886
                                                                                        2.469                 320,823
                                                                                        2.201                 632,267
                                                                                        2.522                 661,706
                                                                                        2.003                 715,406
                                                                                        1.464                 792,336
                                                                                        2.475                 771,810
                                                                                        2.192                 796,696
                                                                                        1.991                 741,741
                                                                                        1.723                 478,407
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)........................... 1.751                      --
                                                                                        1.510                      --
                                                                                        1.395                      --
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)............ 3.155                      --
                                                                                        3.474                      --
                                                                                        2.755                      --
                                                                                        2.196                      --
                                                                                        1.760                      --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)....................... 1.687                      --
                                                                                        1.401                      --
                                                                                        1.210                      --
                                                                                        1.383                      --
                                                                                        1.303                      --
                                                                                        0.971                      --
                                                                                        1.663                      --
                                                                                        1.471                      --
                                                                                        1.237                      --
                                                                                        1.146                      --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)........................ 1.947                      --
                                                                                        1.633                      --
                                                                                        1.531                      --
High Yield Bond Trust
 High Yield Bond Trust (5/04).......................................................... 1.078                      --
                                                                                        1.057                      --
                                                                                        1.065                      --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)............................... 1.311                      --
                                                                                        1.271                 267,468
                                                                                        1.206                 267,593
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................... 1.671                      --
                                                                                        1.651                      --
                                                                                        1.342                      --
                                                                                        1.931                      --
                                                                                        1.620                      --
                                                                                        1.556                      --
                                                                                        1.415                      --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)........................ 1.581                      --

                    PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2007   1.570
                                                                                   2006   1.359
                                                                                   2005   1.315
                                                                                   2004   1.284
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 2011   2.041
                                                                                   2010   1.676
                                                                                   2009   1.091
                                                                                   2008   1.988
                                                                                   2007   1.669
                                                                                   2006   1.580
                                                                                   2005   1.447
                                                                                   2004   1.469
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.523
                                                                                   2005   1.496
                                                                                   2004   1.330
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.842
                                                                                   2012   1.585
                                                                                   2011   1.579
                                                                                   2010   1.290
                                                                                   2009   0.979
                                                                                   2008   1.678
                                                                                   2007   1.746
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.629
                                                                                   2012   1.447
                                                                                   2011   1.575
                                                                                   2010   1.379
                                                                                   2009   1.089
                                                                                   2008   1.754
                                                                                   2007   1.837
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.702
                                                                                   2012   1.499
                                                                                   2011   1.492
                                                                                   2010   1.353
                                                                                   2009   1.132
                                                                                   2008   1.635
                                                                                   2007   1.585
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2013   1.646
                                                                                   2012   1.397
                                                                                   2011   1.436
                                                                                   2010   1.335
                                                                                   2009   0.957
                                                                                   2008   1.559
                                                                                   2007   1.563
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98).......... 2013   1.722
                                                                                   2012   1.510
                                                                                   2011   1.469
                                                                                   2010   1.370
                                                                                   2009   1.124
                                                                                   2008   1.783
                                                                                   2007   1.753
                                                                                   2006   1.514
                                                                                   2005   1.451
                                                                                   2004   1.342
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)......... 2013   2.468
                                                                                   2012   2.110
                                                                                   2011   2.125
                                                                                   2010   1.734
                                                                                   2009   1.240
                                                                                   2008   2.136
                                                                                   2007   1.983
                                                                                   2006   1.796
                                                                                   2005   1.748
                                                                                   2004   1.551
 LMPVET Equity Index Subaccount (Class II) (5/99)................................. 2009   1.011



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   1.681                119,557
                                                                                   1.570                 38,465
                                                                                   1.359                 85,444
                                                                                   1.315                148,567
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 2.181                     --
                                                                                   2.041                     --
                                                                                   1.676                     --
                                                                                   1.091                     --
                                                                                   1.988                     --
                                                                                   1.669                     --
                                                                                   1.580                     --
                                                                                   1.447                     --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 1.702                     --
                                                                                   1.523                     --
                                                                                   1.496                     --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2.666                 60,129
                                                                                   1.842                 75,637
                                                                                   1.585                105,455
                                                                                   1.579                116,142
                                                                                   1.290                149,975
                                                                                   0.979                153,229
                                                                                   1.678                144,906
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2.108                150,927
                                                                                   1.629                110,676
                                                                                   1.447                145,848
                                                                                   1.575                152,049
                                                                                   1.379                187,200
                                                                                   1.089                191,245
                                                                                   1.754                235,778
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2.167                     --
                                                                                   1.702                     --
                                                                                   1.499                     --
                                                                                   1.492                     --
                                                                                   1.353                     --
                                                                                   1.132                     --
                                                                                   1.635                     --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2.222                 21,431
                                                                                   1.646                 21,431
                                                                                   1.397                 35,581
                                                                                   1.436                 35,581
                                                                                   1.335                 35,581
                                                                                   0.957                 35,581
                                                                                   1.559                 35,581
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98).......... 2.232                 77,145
                                                                                   1.722                 77,327
                                                                                   1.510                 80,595
                                                                                   1.469                 99,578
                                                                                   1.370                104,486
                                                                                   1.124                114,451
                                                                                   1.783                191,507
                                                                                   1.753                185,241
                                                                                   1.514                119,556
                                                                                   1.451                150,302
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)......... 3.553                156,219
                                                                                   2.468                164,290
                                                                                   2.110                411,462
                                                                                   2.125                457,613
                                                                                   1.734                585,022
                                                                                   1.240                548,707
                                                                                   2.136                593,851
                                                                                   1.983                632,710
                                                                                   1.796                647,982
                                                                                   1.748                464,756
 LMPVET Equity Index Subaccount (Class II) (5/99)................................. 0.983                     --

                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
                                                                            2008   1.652
                                                                            2007   1.608
                                                                            2006   1.426
                                                                            2005   1.397
                                                                            2004   1.294
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)..... 2013   1.296
                                                                            2012   1.195
                                                                            2011   1.221
                                                                            2010   1.112
                                                                            2009   0.924
                                                                            2008   1.262
                                                                            2007   1.162
                                                                            2006   1.102
                                                                            2005   1.078
                                                                            2004   1.000
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).... 2011   0.951
                                                                            2010   0.889
                                                                            2009   0.773
                                                                            2008   1.002
                                                                            2007   1.010
                                                                            2006   0.990
                                                                            2005   0.988
                                                                            2004   0.997
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)................................ 2007   1.753
                                                                            2006   1.516
                                                                            2005   1.488
                                                                            2004   1.403
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)....................... 2007   1.485
                                                                            2006   1.455
                                                                            2005   1.412
                                                                            2004   1.435
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)..................... 2007   1.743
                                                                            2006   1.603
                                                                            2005   1.489
                                                                            2004   1.394
 LMPVPII Growth and Income Subaccount (Class I) (5/02)..................... 2007   1.560
                                                                            2006   1.417
                                                                            2005   1.396
                                                                            2004   1.316
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................ 2007   1.587
                                                                            2006   1.382
                                                                            2005   1.366
                                                                            2004   1.239
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................... 2007   1.774
                                                                            2006   1.614
                                                                            2005   1.523
                                                                            2004   1.254
Managed Assets Trust
 Managed Assets Trust (5/04)............................................... 2006   1.091
                                                                            2005   1.073
                                                                            2004   1.000
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............... 2008   1.845
                                                                            2007   1.777
                                                                            2006   1.872
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................... 2013   1.958
                                                                            2012   1.710
                                                                            2011   1.702
                                                                            2010   1.496
                                                                            2009   1.036
                                                                            2008   1.395
                                                                            2007   1.386
                                                                            2006   1.320



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
                                                                            1.011                     --
                                                                            1.652                     --
                                                                            1.608                     --
                                                                            1.426                     --
                                                                            1.397                     --
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)..... 1.506                     --
                                                                            1.296                     --
                                                                            1.195                     --
                                                                            1.221                     --
                                                                            1.112                     --
                                                                            0.924                     --
                                                                            1.262                     --
                                                                            1.162                     --
                                                                            1.102                     --
                                                                            1.078                     --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).... 0.938                     --
                                                                            0.951                     --
                                                                            0.889                     --
                                                                            0.773                     --
                                                                            1.002                     --
                                                                            1.010                     --
                                                                            0.990                     --
                                                                            0.988                     --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)................................ 1.837                     --
                                                                            1.753                337,569
                                                                            1.516                338,330
                                                                            1.488                290,694
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)....................... 1.545                     --
                                                                            1.485                 85,941
                                                                            1.455                 44,015
                                                                            1.412                     --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)..................... 1.802                     --
                                                                            1.743                139,784
                                                                            1.603                139,065
                                                                            1.489                  5,855
 LMPVPII Growth and Income Subaccount (Class I) (5/02)..................... 1.626                     --
                                                                            1.560                     --
                                                                            1.417                     --
                                                                            1.396                     --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................ 1.646                     --
                                                                            1.587                     --
                                                                            1.382                     --
                                                                            1.366                     --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................... 1.952                     --
                                                                            1.774                     --
                                                                            1.614                     --
                                                                            1.523                     --
Managed Assets Trust
 Managed Assets Trust (5/04)............................................... 1.124                     --
                                                                            1.091                     --
                                                                            1.073                     --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............... 1.776                     --
                                                                            1.845                     --
                                                                            1.777                     --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................... 2.107                     --
                                                                            1.958                     --
                                                                            1.710                     --
                                                                            1.702                     --
                                                                            1.496                     --
                                                                            1.036                     --
                                                                            1.395                     --
                                                                            1.386                     --

                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................. 2007   1.724
                                                                            2006   1.633
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................. 2013   1.548
                                                                            2012   1.393
                                                                            2011   1.419
                                                                            2010   1.287
                                                                            2009   1.103
                                                                            2008   1.797
                                                                            2007   1.789
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2013   1.003
                                                                            2012   0.811
                                                                            2011   0.875
                                                                            2010   0.768
                                                                            2009   0.581
                                                                            2008   1.014
                                                                            2007   1.216
                                                                            2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2013   2.072
                                                                            2012   1.723
                                                                            2011   1.898
                                                                            2010   1.767
                                                                            2009   1.260
                                                                            2008   2.214
                                                                            2007   1.733
                                                                            2006   1.696
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2013   2.114
                                                                            2012   1.668
                                                                            2011   1.980
                                                                            2010   1.733
                                                                            2009   1.139
                                                                            2008   1.961
                                                                            2007   2.020
                                                                            2006   1.840
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2013   1.670
                                                                            2012   1.439
                                                                            2011   1.491
                                                                            2010   1.326
                                                                            2009   1.066
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2013   1.018
                                                                            2012   0.906
                                                                            2011   0.961
                                                                            2010   0.782
                                                                            2009   0.631
                                                                            2008   1.052
                                                                            2007   1.068
                                                                            2006   1.016
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.903
                                                                            2008   1.233
                                                                            2007   1.184
                                                                            2006   1.124
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   1.968
                                                                            2012   1.776
                                                                            2011   1.730
                                                                            2010   1.561
                                                                            2009   1.163
                                                                            2008   1.455
                                                                            2007   1.391
                                                                            2006   1.332
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.930
                                                                            2008   1.656
                                                                            2007   1.511
                                                                            2006   1.535
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2013   3.069
                                                                            2012   2.631
                                                                            2011   3.294
                                                                            2010   2.713
                                                                            2009   1.638
                                                                            2008   3.749
                                                                            2007   2.985



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................. 1.804                      --
                                                                            1.724                      --
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................. 2.034                      --
                                                                            1.548                      --
                                                                            1.393                      --
                                                                            1.419                      --
                                                                            1.287                      --
                                                                            1.103                      --
                                                                            1.797                      --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 1.019                 334,678
                                                                            1.003                 412,756
                                                                            0.811                 530,538
                                                                            0.875                 609,020
                                                                            0.768                 657,679
                                                                            0.581                 671,048
                                                                            1.014                 727,566
                                                                            1.216                 841,475
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2.620                      --
                                                                            2.072                      --
                                                                            1.723                      --
                                                                            1.898                      --
                                                                            1.767                      --
                                                                            1.260                      --
                                                                            2.214                      --
                                                                            1.733                      --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2.708                      --
                                                                            2.114                      --
                                                                            1.668                      --
                                                                            1.980                      --
                                                                            1.733                      --
                                                                            1.139                      --
                                                                            1.961                      --
                                                                            2.020                      --
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2.214               1,079,335
                                                                            1.670               1,247,314
                                                                            1.439               1,580,814
                                                                            1.491               1,970,219
                                                                            1.326               2,231,458
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 1.298                      --
                                                                            1.018                      --
                                                                            0.906                      --
                                                                            0.961                      --
                                                                            0.782                      --
                                                                            0.631                      --
                                                                            1.052                      --
                                                                            1.068                      --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.891                      --
                                                                            0.903                      --
                                                                            1.233                      --
                                                                            1.184                      --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.085                      --
                                                                            1.968                      --
                                                                            1.776                      --
                                                                            1.730                      --
                                                                            1.561                      --
                                                                            1.163                      --
                                                                            1.455                      --
                                                                            1.391                      --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.882                      --
                                                                            0.930                  19,371
                                                                            1.656                  17,177
                                                                            1.511                  17,784
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2.861                 131,831
                                                                            3.069                 161,358
                                                                            2.631                 158,751
                                                                            3.294                 179,111
                                                                            2.713                 194,434
                                                                            1.638                 187,263
                                                                            3.749                 291,703

                                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2009   1.443           2.387                     --
                                                                          2008   3.160           1.443                     --
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2013   1.855           2.166                123,012
                                                                          2012   1.623           1.855                146,121
                                                                          2011   1.857           1.623                278,918
                                                                          2010   1.702           1.857                289,671
                                                                          2009   1.321           1.702                325,669
                                                                          2008   2.341           1.321                304,455
                                                                          2007   2.237           2.341                319,478
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   1.739           1.881                     --
                                                                          2012   1.682           1.739                     --
                                                                          2011   1.810           1.682                     --
                                                                          2010   1.500           1.810                     --
                                                                          2009   1.117           1.500                     --
                                                                          2008   1.772           1.117                     --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2013   1.720           2.342                     --
                                                                          2012   1.608           1.720                     --
                                                                          2011   1.764           1.608                     --
                                                                          2010   1.364           1.764                     --
                                                                          2009   0.886           1.364                     --
                                                                          2008   1.602           0.886                     --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2013   0.646           0.646                     --
                                                                          2012   0.646           0.646                     --
                                                                          2011   0.646           0.646                     --
                                                                          2010   0.646           0.646                     --
                                                                          2009   0.634           0.646                     --
                                                                          2008   1.090           0.634                     --
                                                                          2007   1.047           1.090                     --
                                                                          2006   0.996           1.047                     --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.550           1.381                     --
                                                                          2012   1.448           1.550                     --
                                                                          2011   1.326           1.448                     --
                                                                          2010   1.254           1.326                     --
                                                                          2009   1.082           1.254                     --
                                                                          2008   1.183           1.082                     --
                                                                          2007   1.121           1.183                     --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.541           1.481                     --
                                                                          2012   1.441           1.541                     --
                                                                          2011   1.426           1.441                     --
                                                                          2010   1.346           1.426                     --
                                                                          2009   1.212           1.346                     --
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.467           1.912                     --
                                                                          2012   1.355           1.467                     --
                                                                          2011   1.450           1.355                     --
                                                                          2010   1.274           1.450                     --
                                                                          2009   1.050           1.274                     --
                                                                          2008   1.597           1.050                     --
                                                                          2007   1.553           1.597                     --
                                                                          2006   1.449           1.553                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.923           1.912                     --
                                                                          2012   1.759           1.923                     --
                                                                          2011   1.734           1.759                     --
                                                                          2010   1.578           1.734                     --
                                                                          2009   1.211           1.578                     --
                                                                          2008   1.386           1.211                     --
                                                                          2007   1.327           1.386                     --
                                                                          2006   1.285           1.327                     --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.921           2.005                     --
                                                                          2012   1.750           1.921                     --
                                                                          2011   2.173           1.750                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.984           1.289                 11,379
                                                                          2012   0.852           0.984                 20,145
                                                                          2011   0.906           0.852                 21,107
                                                                          2010   0.791           0.906                 36,414
                                                                          2009   0.682           0.791                 57,607
                                                                          2008   1.093           0.682                 43,108
                                                                          2007   1.074           1.093                 43,531
                                                                          2006   1.001           1.074                     --

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *........ 2013   1.001           1.299                      --
                                                                         2012   0.867           1.001                      --
                                                                         2011   0.973           0.867                      --
                                                                         2010   0.828           0.973                      --
                                                                         2009   0.669           0.828                      --
                                                                         2008   0.974           0.669                      --
                                                                         2007   1.025           0.974                      --
                                                                         2006   1.003           1.025                      --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................. 2013   1.324           1.286                      --
                                                                         2012   1.257           1.324                      --
                                                                         2011   1.205           1.257                      --
                                                                         2010   1.135           1.205                      --
                                                                         2009   1.059           1.135                      --
                                                                         2008   1.120           1.059                      --
                                                                         2007   1.076           1.120                      --
                                                                         2006   1.039           1.076                      --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2013   1.256           1.650                 196,262
                                                                         2012   1.121           1.256                 171,080
                                                                         2011   1.258           1.121                 186,132
                                                                         2010   1.072           1.258                 216,140
                                                                         2009   0.854           1.072                 213,570
 MSF BlackRock Diversified Subaccount (Class A) (5/09).................. 2013   1.257           1.484                      --
                                                                         2012   1.142           1.257                      --
                                                                         2011   1.124           1.142                      --
                                                                         2010   1.046           1.124                      --
                                                                         2009   0.905           1.046                      --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................. 2013   0.967           0.947                 917,595
                                                                         2012   0.988           0.967               1,139,889
                                                                         2011   1.009           0.988               1,345,947
                                                                         2010   1.030           1.009               1,814,695
                                                                         2009   1.047           1.030               2,165,742
                                                                         2008   1.040           1.047               2,505,997
                                                                         2007   1.011           1.040               1,281,100
                                                                         2006   0.992           1.011               1,318,019
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)........... 2009   0.629           0.621                      --
                                                                         2008   1.075           0.629                      --
                                                                         2007   1.139           1.075                      --
 MSF Davis Venture Value Subaccount (Class A) (4/08).................... 2013   1.348           1.765                      --
                                                                         2012   1.220           1.348                      --
                                                                         2011   1.298           1.220                      --
                                                                         2010   1.183           1.298                      --
                                                                         2009   0.916           1.183                      --
                                                                         2008   1.488           0.916                      --
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.798           0.831                      --
                                                                         2008   1.477           0.798                 336,014
                                                                         2007   1.451           1.477                 361,812
                                                                         2006   1.436           1.451                 326,771
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2013   1.349           1.482                      --
                                                                         2012   1.191           1.349                 270,518
                                                                         2011   1.297           1.191                 302,950
                                                                         2010   1.158           1.297                 555,059
                                                                         2009   0.971           1.158                 586,560
                                                                         2008   1.626           0.971                 567,238
                                                                         2007   1.596           1.626                 575,163
                                                                         2006   1.561           1.596                 612,497
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................ 2013   1.665           2.162                      --
                                                                         2012   1.533           1.665                      --
                                                                         2011   1.617           1.533                      --
                                                                         2010   1.434           1.617                      --
                                                                         2009   0.981           1.434                      --
                                                                         2008   1.846           0.981                      --
                                                                         2007   1.566           1.846                      --
                                                                         2006   1.610           1.566                      --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................... 2013   1.571           2.026                      --
                                                                         2012   1.390           1.571                      --
                                                                         2011   1.397           1.390                      --
                                                                         2010   1.246           1.397                      --
                                                                         2009   1.016           1.246                      --

                    PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2013   1.496
                                                                                    2012   1.372
                                                                                    2011   1.371
                                                                                    2010   1.274
                                                                                    2009   1.099
                                                                                    2008   1.445
                                                                                    2007   1.417
                                                                                    2006   1.330
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2013   1.631
                                                                                    2012   1.428
                                                                                    2011   1.446
                                                                                    2010   1.325
                                                                                    2009   1.120
                                                                                    2008   1.695
                                                                                    2007   1.609
                                                                                    2006   1.461
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2013   1.894
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 2013   1.162
                                                                                    2012   1.000
                                                                                    2011   1.035
                                                                                    2010   0.906
                                                                                    2009   0.647
                                                                                    2008   1.138
                                                                                    2007   1.065
                                                                                    2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2013   1.683
                                                                                    2012   1.483
                                                                                    2011   1.493
                                                                                    2010   1.132
                                                                                    2009   0.834
                                                                                    2008   1.273
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 2007   1.142
                                                                                    2006   1.078
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 2013   1.183
                                                                                    2012   1.167
                                                                                    2011   1.128
                                                                                    2010   1.087
                                                                                    2009   1.062
                                                                                    2008   1.087
                                                                                    2007   1.062
                                                                                    2006   1.030
Money Market Portfolio
 Money Market Subaccount (2/97).................................................... 2006   0.985
                                                                                    2005   0.978
                                                                                    2004   0.988
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04).................... 2006   1.107
                                                                                    2005   1.069
                                                                                    2004   1.000
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................... 2007   1.096
                                                                                    2006   1.112
                                                                                    2005   1.112
                                                                                    2004   1.043
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................... 2009   1.172
                                                                                    2008   1.142
                                                                                    2007   1.072
                                                                                    2006   1.055
                                                                                    2005   1.051
                                                                                    2004   1.024
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................... 2008   1.734
                                                                                    2007   1.606
                                                                                    2006   1.476
                                                                                    2005   1.406
                                                                                    2004   1.334
 Putnam VT International Equity Subaccount (Class IB) (5/01)....................... 2007   2.081



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 1.739                 750,681
                                                                                    1.496                 794,882
                                                                                    1.372                 884,283
                                                                                    1.371               1,246,547
                                                                                    1.274               1,365,529
                                                                                    1.099               1,407,942
                                                                                    1.445               1,329,965
                                                                                    1.417               1,541,346
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2.168                      --
                                                                                    1.631                      --
                                                                                    1.428                      --
                                                                                    1.446                      --
                                                                                    1.325                      --
                                                                                    1.120                      --
                                                                                    1.695                      --
                                                                                    1.609                      --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2.358                      --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 1.579                      --
                                                                                    1.162                      --
                                                                                    1.000                      --
                                                                                    1.035                      --
                                                                                    0.906                      --
                                                                                    0.647                      --
                                                                                    1.138                      --
                                                                                    1.065                      --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2.377                      --
                                                                                    1.683                      --
                                                                                    1.483                      --
                                                                                    1.493                      --
                                                                                    1.132                      --
                                                                                    0.834                      --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 1.184                      --
                                                                                    1.142                      --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 1.152                      --
                                                                                    1.183                      --
                                                                                    1.167                      --
                                                                                    1.128                      --
                                                                                    1.087                      --
                                                                                    1.062                      --
                                                                                    1.087                      --
                                                                                    1.062                      --
Money Market Portfolio
 Money Market Subaccount (2/97).................................................... 0.992                      --
                                                                                    0.985                      --
                                                                                    0.978                      --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04).................... 1.168                      --
                                                                                    1.107                      --
                                                                                    1.069                      --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................... 1.117                      --
                                                                                    1.096                      --
                                                                                    1.112                      --
                                                                                    1.112                      --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................... 1.209                      --
                                                                                    1.172                      --
                                                                                    1.142                      --
                                                                                    1.072                      --
                                                                                    1.055                      --
                                                                                    1.051                      --
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................... 1.607                      --
                                                                                    1.734                      --
                                                                                    1.606                      --
                                                                                    1.476                      --
                                                                                    1.406                      --
 Putnam VT International Equity Subaccount (Class IB) (5/01)....................... 2.249                      --

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
                                                                   2006   1.663           2.081                     --
                                                                   2005   1.514           1.663                     --
                                                                   2004   1.331           1.514                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........... 2007   2.296           2.448                     --
                                                                   2006   1.999           2.296                     --
                                                                   2005   1.907           1.999                     --
                                                                   2004   1.543           1.907                     --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (9/00)............. 2006   1.444           1.535                     --
                                                                   2005   1.356           1.444                 13,099
                                                                   2004   1.300           1.356                  7,698
 Travelers Convertible Securities Subaccount (5/98)............... 2006   1.251           1.332                     --
                                                                   2005   1.273           1.251                     --
                                                                   2004   1.223           1.273                     --
 Travelers Disciplined Mid Cap Stock Subaccount (6/97)............ 2006   1.717           1.872                     --
                                                                   2005   1.560           1.717                     --
                                                                   2004   1.368           1.560                     --
 Travelers Equity Income Subaccount (12/96)....................... 2006   1.488           1.561                     --
                                                                   2005   1.454           1.488                656,671
                                                                   2004   1.352           1.454                468,296
 Travelers Federated High Yield Subaccount (1/97)................. 2006   1.289           1.320                     --
                                                                   2005   1.284           1.289                     --
                                                                   2004   1.187           1.284                     --
 Travelers Federated Stock Subaccount (1/97)...................... 2006   1.452           1.501                     --
                                                                   2005   1.408           1.452                     --
                                                                   2004   1.301           1.408                     --
 Travelers Large Cap Subaccount (12/96)........................... 2006   1.396           1.436                     --
                                                                   2005   1.312           1.396                342,618
                                                                   2004   1.257           1.312                217,440
 Travelers Mercury Large Cap Core Subaccount (5/98)............... 2006   1.541           1.633                     --
                                                                   2005   1.404           1.541                     --
                                                                   2004   1.237           1.404                     --
 Travelers MFS(R) Mid Cap Growth Subaccount (4/98)................ 2006   1.524           1.610                     --
                                                                   2005   1.510           1.524                     --
                                                                   2004   1.351           1.510                     --
 Travelers MFS(R) Total Return Subaccount (1/97).................. 2006   1.290           1.330                     --
                                                                   2005   1.280           1.290                379,110
                                                                   2004   1.172           1.280                 19,883
 Travelers MFS(R) Value Subaccount (5/00)......................... 2006   1.354           1.461                     --
                                                                   2005   1.299           1.354                     --
                                                                   2004   1.166           1.299                     --
 Travelers Mondrian International Stock Subaccount (12/96)........ 2006   1.604           1.840                     --
                                                                   2005   1.496           1.604                     --
                                                                   2004   1.320           1.496                     --
 Travelers Pioneer Fund Subaccount (5/03)......................... 2006   1.368           1.449                     --
                                                                   2005   1.318           1.368                     --
                                                                   2004   1.211           1.318                     --
 Travelers Pioneer Strategic Income Subaccount (12/96)............ 2006   1.275           1.285                     --
                                                                   2005   1.256           1.275                     --
                                                                   2004   1.156           1.256                     --
 Travelers Quality Bond Subaccount (12/96)........................ 2006   1.051           1.039                     --
                                                                   2005   1.056           1.051                     --
                                                                   2004   1.044           1.056                     --
 Travelers Strategic Equity Subaccount (12/96).................... 2006   1.418           1.477                     --
                                                                   2005   1.419           1.418                     --
                                                                   2004   1.315           1.419                     --
 Travelers U.S. Government Securities Subaccount (5/04)........... 2006   1.070           1.030                     --
                                                                   2005   1.048           1.070                     --
                                                                   2004   1.000           1.048                     --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).............. 2009   1.065           1.031                     --

                           PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                2008   1.694           1.065              2,413,266
                                                                2007   1.771           1.694              2,712,269
                                                                2006   1.559           1.771              2,748,141
                                                                2005   1.529           1.559              2,792,210
                                                                2004   1.330           1.529              2,011,054
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........ 2009   0.873           0.893                     --
                                                                2008   1.566           0.873                131,457
                                                                2007   1.422           1.566                130,572
                                                                2006   1.360           1.422                156,066
                                                                2005   1.288           1.360                179,318
                                                                2004   1.267           1.288                189,433


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Global Allocation V.I. Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Balanced Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mercury Large-Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio - Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.


Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed.




                      FORMER NAME                                             NEW NAME
------------------------------------------------------ -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Foreign Securities Fund                     Templeton Foreign VIP Fund
MET INVESTORS SERIES TRUST                             MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio                    WMC Large Cap Research Portfolio
 Janus Forty Portfolio                                 ClearBridge Aggressive Growth Portfolio II
 Lord Abbett Mid Cap Value Portfolio                   Invesco Mid Cap Value Portfolio
METROPOLITAN SERIES FUND                               METROPOLITAN SERIES FUND
 BlackRock Diversified Portfolio                       WMC Balanced Portfolio
 Davis Venture Value Portfolio                         WMC Core Equity Opportunities Portfolio



UNDERLYING FUND MERGER
The following former Underlying Fund merged with and into the new Underlying
Fund.




         FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
--------------------------------------------- ----------------------------------------
MET INVESTORS SERIES TRUST                    MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II   ClearBridge Aggressive Growth Portfolio



UNDERLYING FUND SUBSTITUTION
The following former Underlying Fund was replaced by the new Underlying Fund.




               FORMER UNDERLYING FUND/TRUST                            NEW UNDERLYING FUND/TRUST
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio (Class I)   T. Rowe Price Large Cap Value Portfolio (Class E)

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 28, 2014 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


MIC-Book-06-07-10-11

                       PORTFOLIO ARCHITECT SELECT ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED APRIL 28, 2014

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Select Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
  ClearBridge Variable Aggressive Growth Portfolio

  ClearBridge Variable Appreciation Portfolio

  ClearBridge Variable Large Cap Growth Portfolio
  ClearBridge Variable Large Cap Value Portfolio
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  Clarion Global Real Estate Portfolio -- Class A

  ClearBridge Aggressive Growth Portfolio -- Class A

  Harris Oakmark International Portfolio -- Class A

  Invesco Comstock Portfolio -- Class B

  Lord Abbett Bond Debenture Portfolio -- Class A
  MFS(R) Research International Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B

  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A

  BlackRock Money Market Portfolio -- Class A

  Frontier Mid Cap Growth Portfolio -- Class D
  Jennison Growth Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class D
  Neuberger Berman Genesis Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B

  WMC Core Equity Opportunities Portfolio -- Class A

  Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2014. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................   6%(2)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(3)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P. an optional feature. Below is a summary of all the maximum charges that may apply, depending on the feature you select:


Mortality and Expense Risk Charge............................................... 1.25%*
Administrative Expense Charge................................................... 0.15%
                                                                                 ----
Total Annual Separate Account Charges with No Optional Features Selected........ 1.40%
Optional E.S.P. Charge.......................................................... 0.20%
Total Annual Separate Account Charges with E.S.P. Selected...................... 1.60%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio - Class A; an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.50% for the subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.88% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.02%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................    0.55%     0.25%            0.09%
 Mid Cap Portfolio................................    0.55%     0.25%            0.09%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio.......................................    0.70%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio.......................................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.......................................    0.65%       --             0.08%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.09%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.59%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%            0.02%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................    0.51%       --           0.03%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................   --             0.89%       --             0.89%
 Mid Cap Portfolio................................   --             0.89%       --             0.89%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................   --             0.79%     0.00%            0.79%
 ClearBridge Variable Appreciation
  Portfolio.......................................   --             0.75%     0.00%            0.75%
 ClearBridge Variable Large Cap Growth
  Portfolio.......................................   --             0.85%     0.00%            0.85%
 ClearBridge Variable Large Cap Value
  Portfolio.......................................   --             0.73%     0.00%            0.73%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.77%       --             0.77%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.65%       --             0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.61%     0.00%            0.61%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%            0.81%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%            0.82%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................   --             0.54%       --             0.54%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++......................................    0.87%       --             0.15%
 MFS(R) Research International Portfolio --
  Class B........................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++.........................    0.64%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.67%     0.25%            0.08%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio -- Class A...............    0.65%       --             0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%            0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --             0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%            0.03%
 Jennison Growth Portfolio -- Class B............    0.60%     0.25%            0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.04%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.80%       --             0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.48%     0.25%            0.04%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........    0.60%     0.25%            0.06%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.02%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++......................................      --          1.02%     0.01%              1.01%
 MFS(R) Research International Portfolio --
  Class B........................................      --          1.00%     0.06%              0.94%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++.........................      --          0.94%     0.01%              0.93%
 Oppenheimer Global Equity Portfolio --
  Class B........................................      --          1.00%     0.03%              0.97%
 PIMCO Total Return Portfolio -- Class B.........      --          0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class A...............      --          0.70%     0.04%              0.66%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................      --          0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................      --          0.74%       --               0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................      --          0.35%     0.00%              0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................      --          0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class A........................................      --          0.35%     0.02%              0.33%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................      --          0.85%     0.01%              0.84%
 Jennison Growth Portfolio -- Class B............      --          0.87%     0.07%              0.80%
 MetLife Stock Index Portfolio -- Class B........      --          0.52%     0.01%              0.51%
 MFS(R) Total Return Portfolio -- Class F........      --          0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class D...............      --          0.82%     0.14%              0.68%
 Neuberger Berman Genesis Portfolio --
  Class A........................................      --          0.83%     0.01%              0.82%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................      --          0.88%     0.01%              0.87%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................      --          0.77%       --               0.77%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........      --          0.91%     0.04%              0.87%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................      --          0.72%     0.11%              0.61%


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.




                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.

                             THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



            UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- -------------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.    Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation      Seeks long-term appreciation of          Legg Mason Partners Fund Advisor,
 Portfolio                             capital.                                 LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary            LLC
                                       objective.                               Subadviser: ClearBridge Investments,
                                                                                LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,          MetLife Advisers, LLC
 Class A                               consistent with income generation        Subadviser: BlackRock Financial
                                       and prudent investment management.       Management, Inc.
Clarion Global Real Estate             Seeks total return through investment    MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current    LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: ClearBridge Investments,
                                                                                LLC
Harris Oakmark International           Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Harris Associates L.P.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- --------------------------------------
Invesco Comstock Portfolio --          Seeks capital growth and income.        MetLife Advisers, LLC
 Class B                                                                       Subadviser: Invesco Advisers, Inc.
Lord Abbett Bond Debenture             Seeks high current income and the       MetLife Advisers, LLC
 Portfolio -- Class A                  opportunity for capital appreciation    Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MFS(R) Emerging Markets Equity         Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class A++                                                        Subadviser: Massachusetts Financial
                                                                               Services Company
MFS(R) Research International          Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: Massachusetts Financial
                                                                               Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B++                                                        Subadviser: Morgan Stanley
                                                                               Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: Oppenheimer Funds, Inc.
PIMCO Total Return Portfolio --        Seeks maximum total return,             MetLife Advisers, LLC
 Class B                               consistent with the preservation of     Subadviser: Pacific Investment
                                       capital and prudent investment          Management Company LLC
                                       management.
Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital     MetLife Advisers, LLC
                                       growth.                                 Subadviser: Pioneer Investment
                                                                               Management, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation    MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income      Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation    MetLife Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income      Inc.
                                       is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --     Seeks a competitive total return        MetLife Advisers, LLC
 Class A                               primarily from investing in             Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --    Seeks a high level of current income    MetLife Advisers, LLC
 Class A                               consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                       capital.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.     MetLife Advisers, LLC
 Class D                                                                       Subadviser: Frontier Capital
                                                                               Management Company, LLC
Jennison Growth Portfolio -- Class B   Seeks long-term growth of capital.      MetLife Advisers, LLC
                                                                               Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --       Seeks to track the performance of the   MetLife Advisers, LLC
 Class B                               Standard & Poor's 500(R) Composite      Subadviser: MetLife Investment
                                       Stock Price Index.                      Management, LLC

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B++                                 capital.                                 Management Company
WMC Core Equity Opportunities              Seeks to provide a growing stream of     MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company, LLP
                                           current income.


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.




                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                               OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.



                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2014, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $52,000 or 25% of pay for each participant in 2014.

ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.


Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.


We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.


Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
          (FORMERLY METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES AND
               METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                  PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.40%
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)....................... 2007   1.081           1.159                      --
                                                                          2006   1.000           1.081               5,536,044
 AIM V.I. Premier Equity Subaccount (Series I) (9/00).................... 2006   0.696           0.731                      --
                                                                          2005   0.668           0.696               8,409,042
                                                                          2004   0.640           0.668               9,829,151
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (12/00).......... 2013   0.717           0.989                 746,949
                                                                          2012   0.641           0.717                 883,910
                                                                          2011   0.695           0.641               1,073,608
                                                                          2010   0.589           0.695               1,388,126
                                                                          2009   0.361           0.589               1,780,908
                                                                          2008   0.719           0.361               2,060,039
                                                                          2007   0.625           0.719               5,730,782
                                                                          2006   0.618           0.625               6,325,272
                                                                          2005   0.582           0.618               7,353,597
                                                                          2004   0.553           0.582               7,814,847
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/00).......... 2006   0.642           0.629                      --
                                                                          2005   0.567           0.642              22,204,137
                                                                          2004   0.531           0.567              26,507,067
Capital Appreciation Fund
 Capital Appreciation Fund (12/96)....................................... 2006   2.174           2.153                      --
                                                                          2005   1.865           2.174              46,759,681
                                                                          2004   1.583           1.865              53,987,868
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98).................. 2007   1.970           2.065                      --
                                                                          2006   1.507           1.970               5,370,353
                                                                          2005   1.195           1.507               6,004,225
                                                                          2004   0.970           1.195               6,093,368
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98).................... 2006   2.244           2.934                      --
                                                                          2005   2.123           2.244               7,881,982
                                                                          2004   1.639           2.123               9,166,241
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)............. 2008   1.360           1.302                      --
                                                                          2007   1.287           1.360               9,186,984
                                                                          2006   1.121           1.287              11,996,494
                                                                          2005   1.089           1.121              14,400,160
                                                                          2004   1.051           1.089              16,953,987
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)....... 2008   1.165           1.100                      --
                                                                          2007   1.328           1.165              17,387,978
                                                                          2006   1.298           1.328              21,591,686
                                                                          2005   1.244           1.298              25,670,941
                                                                          2004   1.133           1.244              29,208,336

                PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)................... 2013   1.423
                                                                                   2012   1.243
                                                                                   2011   1.297
                                                                                   2010   1.125
                                                                                   2009   0.842
                                                                                   2008   1.490
                                                                                   2007   1.288
                                                                                   2006   1.172
                                                                                   2005   1.019
                                                                                   2004   0.897
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)........................ 2013   2.253
                                                                                   2012   1.994
                                                                                   2011   2.268
                                                                                   2010   1.789
                                                                                   2009   1.298
                                                                                   2008   2.180
                                                                                   2007   1.917
                                                                                   2006   1.729
                                                                                   2005   1.486
                                                                                   2004   1.209
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00).......................... 2006   1.066
                                                                                   2005   1.004
                                                                                   2004   0.941
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).............. 2010   1.096
                                                                                   2009   0.885
                                                                                   2008   1.264
                                                                                   2007   1.053
                                                                                   2006   1.004
                                                                                   2005   0.907
                                                                                   2004   0.805
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)................... 2008   0.732
                                                                                   2007   0.679
                                                                                   2006   0.584
                                                                                   2005   0.561
                                                                                   2004   0.544
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 2011   0.510
                                                                                   2010   0.415
                                                                                   2009   0.269
                                                                                   2008   0.486
                                                                                   2007   0.405
                                                                                   2006   0.381
                                                                                   2005   0.346
                                                                                   2004   0.349
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)........ 2013   1.213
                                                                                   2012   1.036
                                                                                   2011   1.026
                                                                                   2010   0.832
                                                                                   2009   0.627
                                                                                   2008   1.067
                                                                                   2007   1.066
                                                                                   2006   0.994
                                                                                   2005   0.903
                                                                                   2004   0.833
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/98)............ 2013   1.646
                                                                                   2012   1.452
                                                                                   2011   1.570
                                                                                   2010   1.365
                                                                                   2009   1.070
                                                                                   2008   1.711
                                                                                   2007   1.714
                                                                                   2006   1.488
                                                                                   2005   1.440
                                                                                   2004   1.350



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)................... 1.838               6,855,805
                                                                                   1.423               8,366,973
                                                                                   1.243              10,638,336
                                                                                   1.297              12,061,335
                                                                                   1.125              14,627,602
                                                                                   0.842              18,718,821
                                                                                   1.490              26,589,742
                                                                                   1.288              29,766,697
                                                                                   1.172              29,206,274
                                                                                   1.019              24,759,212
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)........................ 3.018               3,455,681
                                                                                   2.253               4,104,465
                                                                                   1.994               5,065,373
                                                                                   2.268               6,039,695
                                                                                   1.789               7,239,853
                                                                                   1.298               8,989,430
                                                                                   2.180              12,919,618
                                                                                   1.917              15,186,897
                                                                                   1.729              15,313,391
                                                                                   1.486              13,565,586
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00).......................... 1.102                      --
                                                                                   1.066              22,690,520
                                                                                   1.004              26,103,089
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).............. 1.112                      --
                                                                                   1.096               2,226,603
                                                                                   0.885               2,841,896
                                                                                   1.264               3,693,004
                                                                                   1.053               4,234,362
                                                                                   1.004               4,859,252
                                                                                   0.907               5,567,616
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)................... 0.690                      --
                                                                                   0.732              18,217,150
                                                                                   0.679              21,251,779
                                                                                   0.584              24,083,675
                                                                                   0.561              28,624,746
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 0.546                      --
                                                                                   0.510               5,683,647
                                                                                   0.415               6,693,004
                                                                                   0.269               7,562,482
                                                                                   0.486              10,138,567
                                                                                   0.405              11,611,437
                                                                                   0.381              12,955,013
                                                                                   0.346              16,727,862
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)........ 1.768               8,032,803
                                                                                   1.213               9,247,629
                                                                                   1.036              11,742,340
                                                                                   1.026              14,114,288
                                                                                   0.832              17,888,303
                                                                                   0.627              24,826,899
                                                                                   1.067              33,477,665
                                                                                   1.066              38,788,783
                                                                                   0.994              43,828,864
                                                                                   0.903              48,022,431
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/98)............ 2.146              11,744,952
                                                                                   1.646              14,121,268
                                                                                   1.452              16,661,552
                                                                                   1.570              21,352,828
                                                                                   1.365              26,763,019
                                                                                   1.070              35,047,749
                                                                                   1.711              48,365,342
                                                                                   1.714              35,028,724
                                                                                   1.488              41,062,345
                                                                                   1.440              46,293,350

                PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (6/97)............ 2013   1.914
                                                                                  2012   1.674
                                                                                  2011   1.654
                                                                                  2010   1.490
                                                                                  2009   1.237
                                                                                  2008   1.775
                                                                                  2007   1.660
                                                                                  2006   1.466
                                                                                  2005   1.426
                                                                                  2004   1.329
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)........ 2013   1.178
                                                                                  2012   0.993
                                                                                  2011   1.013
                                                                                  2010   0.935
                                                                                  2009   0.666
                                                                                  2008   1.077
                                                                                  2007   1.038
                                                                                  2006   1.006
                                                                                  2005   0.970
                                                                                  2004   0.980
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)......... 2013   1.646
                                                                                  2012   1.433
                                                                                  2011   1.384
                                                                                  2010   1.282
                                                                                  2009   1.045
                                                                                  2008   1.645
                                                                                  2007   1.606
                                                                                  2006   1.377
                                                                                  2005   1.311
                                                                                  2004   1.204
 LMPVET Equity Index Subaccount (Class II) (5/99)................................ 2009   0.662
                                                                                  2008   1.073
                                                                                  2007   1.038
                                                                                  2006   0.914
                                                                                  2005   0.889
                                                                                  2004   0.818
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (6/97).... 2011   1.590
                                                                                  2010   1.445
                                                                                  2009   1.228
                                                                                  2008   1.442
                                                                                  2007   1.434
                                                                                  2006   1.380
                                                                                  2005   1.364
                                                                                  2004   1.296
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)...................................... 2007   1.977
                                                                                  2006   1.698
                                                                                  2005   1.655
                                                                                  2004   1.549
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   2.593
                                                                                  2007   2.480
                                                                                  2006   2.601
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *......................... 2013   2.362
                                                                                  2012   2.048
                                                                                  2011   2.024
                                                                                  2010   1.766
                                                                                  2009   1.215
                                                                                  2008   1.624
                                                                                  2007   1.603
                                                                                  2006   1.519
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)..................... 2013   1.051
                                                                                  2012   0.844
                                                                                  2011   0.904
                                                                                  2010   0.788
                                                                                  2009   0.592
                                                                                  2008   1.026
                                                                                  2007   1.222
                                                                                  2006   1.003



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (6/97)............ 2.453               5,957,131
                                                                                  1.914               8,036,577
                                                                                  1.674               9,367,475
                                                                                  1.654              11,742,523
                                                                                  1.490              13,490,341
                                                                                  1.237              16,720,090
                                                                                  1.775              22,507,632
                                                                                  1.660              27,663,228
                                                                                  1.466              33,566,123
                                                                                  1.426              38,437,365
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)........ 1.601               1,719,136
                                                                                  1.178               2,121,086
                                                                                  0.993               2,329,067
                                                                                  1.013               3,142,899
                                                                                  0.935               3,984,824
                                                                                  0.666               4,976,021
                                                                                  1.077               7,440,935
                                                                                  1.038               7,717,887
                                                                                  1.006               9,068,002
                                                                                  0.970               9,849,600
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)......... 2.148               5,218,387
                                                                                  1.646               6,437,230
                                                                                  1.433               7,565,687
                                                                                  1.384               8,986,778
                                                                                  1.282              11,267,175
                                                                                  1.045              14,368,536
                                                                                  1.645              19,996,736
                                                                                  1.606              24,335,381
                                                                                  1.377              29,147,578
                                                                                  1.311              33,602,765
 LMPVET Equity Index Subaccount (Class II) (5/99)................................ 0.644                      --
                                                                                  0.662              12,571,305
                                                                                  1.073              16,997,479
                                                                                  1.038              23,042,929
                                                                                  0.914              26,821,879
                                                                                  0.889              30,829,812
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (6/97).... 1.622                      --
                                                                                  1.590               6,324,142
                                                                                  1.445               7,499,167
                                                                                  1.228               8,887,971
                                                                                  1.442              12,086,958
                                                                                  1.434              14,796,614
                                                                                  1.380              18,514,363
                                                                                  1.364              22,798,300
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)...................................... 2.076                      --
                                                                                  1.977              19,730,122
                                                                                  1.698              22,894,995
                                                                                  1.655              25,770,869
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2.501                      --
                                                                                  2.593               6,467,216
                                                                                  2.480               8,594,029
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *......................... 2.559               4,039,159
                                                                                  2.362               4,809,877
                                                                                  2.048               5,574,915
                                                                                  2.024               6,835,617
                                                                                  1.766               8,153,966
                                                                                  1.215               9,846,367
                                                                                  1.624              13,202,391
                                                                                  1.603              15,855,939
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)..................... 1.076               3,996,279
                                                                                  1.051               5,312,104
                                                                                  0.844               6,240,641
                                                                                  0.904               7,342,272
                                                                                  0.788               9,322,885
                                                                                  0.592              11,831,373
                                                                                  1.026              17,519,536
                                                                                  1.222              22,994,164

                            PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   2.756           3.509              10,085,107
                                                                          2012   2.276           2.756              12,606,105
                                                                          2011   2.490           2.276              15,053,166
                                                                          2010   2.302           2.490              17,535,819
                                                                          2009   1.630           2.302              20,443,280
                                                                          2008   2.843           1.630              23,638,458
                                                                          2007   2.210           2.843              29,053,459
                                                                          2006   2.153           2.210              37,482,326
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   1.723           2.223               6,488,307
                                                                          2012   1.350           1.723               8,071,113
                                                                          2011   1.591           1.350               9,662,879
                                                                          2010   1.383           1.591              11,799,966
                                                                          2009   0.902           1.383              13,845,148
                                                                          2008   1.543           0.902              15,655,965
                                                                          2007   1.579           1.543              20,171,016
                                                                          2006   1.431           1.579              25,071,496
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.403           1.874               3,438,293
                                                                          2012   1.201           1.403               4,223,807
                                                                          2011   1.236           1.201               5,128,633
                                                                          2010   1.091           1.236               6,265,151
                                                                          2009   0.873           1.091               7,934,328
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2013   2.485           2.651               2,992,810
                                                                          2012   2.227           2.485               3,597,987
                                                                          2011   2.154           2.227               4,731,927
                                                                          2010   1.930           2.154               5,397,682
                                                                          2009   1.427           1.930               6,853,644
                                                                          2008   1.774           1.427               8,538,724
                                                                          2007   1.684           1.774              12,836,351
                                                                          2006   1.604           1.684              14,579,078
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.417           0.397                      --
                                                                          2008   0.737           0.417               2,639,880
                                                                          2007   0.668           0.737               4,361,004
                                                                          2006   0.676           0.668               5,505,652
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.195           2.061               1,604,363
                                                                          2012   1.869           2.195               2,165,796
                                                                          2011   2.324           1.869               2,939,080
                                                                          2010   1.901           2.324               3,566,576
                                                                          2009   1.139           1.901               4,056,913
                                                                          2008   2.589           1.139               4,890,900
                                                                          2007   2.052           2.589               6,465,639
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2013   1.310           1.540               1,083,298
                                                                          2012   1.138           1.310               1,427,596
                                                                          2011   1.293           1.138               2,459,808
                                                                          2010   1.177           1.293               3,028,337
                                                                          2009   0.907           1.177               3,357,563
                                                                          2008   1.596           0.907               4,283,769
                                                                          2007   1.518           1.596               4,959,903
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   2.531           2.745                      --
                                                                          2012   2.431           2.531               2,324,678
                                                                          2011   2.598           2.431               2,648,947
                                                                          2010   2.138           2.598               3,270,145
                                                                          2009   1.581           2.138               3,967,042
                                                                          2008   2.496           1.581               4,741,935
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2013   1.000           1.371                 128,872
                                                                          2012   0.928           1.000                 198,141
                                                                          2011   1.011           0.928                 246,991
                                                                          2010   0.776           1.011                 271,713
                                                                          2009   0.501           0.776                 326,428
                                                                          2008   0.901           0.501                 318,271
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08) *............ 2013   1.099           1.378               3,446,740
                                                                          2012   0.920           1.099               4,335,735
                                                                          2011   1.019           0.920               5,099,323
                                                                          2010   0.891           1.019               5,974,835
                                                                          2009   0.646           0.891               6,986,769
                                                                          2008   1.046           0.646              10,185,611

                            PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.881           1.819               8,799,682
                                                                          2012   1.746           1.881              11,400,378
                                                                          2011   1.716           1.746              13,123,791
                                                                          2010   1.609           1.716              14,796,631
                                                                          2009   1.442           1.609              16,907,876
 MIST Pioneer Fund Subaccount (Class A) (5/09)........................... 2013   1.570           2.060                 754,854
                                                                          2012   1.440           1.570                 932,740
                                                                          2011   1.530           1.440               1,082,507
                                                                          2010   1.335           1.530               1,421,689
                                                                          2009   1.087           1.335               1,629,731
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.486           0.509                      --
                                                                          2012   0.440           0.486               3,628,121
                                                                          2011   0.544           0.440               4,658,685
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   1.031           1.361               4,999,268
                                                                          2012   0.887           1.031               6,332,841
                                                                          2011   0.937           0.887               7,576,255
                                                                          2010   0.812           0.937               8,668,798
                                                                          2009   0.695           0.812              10,184,989
                                                                          2008   1.106           0.695              11,998,584
                                                                          2007   1.079           1.106              15,120,906
                                                                          2006   1.001           1.079              18,515,887
Metropolitan Series Fund
 MFS(R) Value Subaccount (Class D) (4/13)................................ 2013   1.971           2.305               5,065,129
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.868           1.828               8,200,982
                                                                          2012   1.761           1.868              10,624,630
                                                                          2011   1.676           1.761              11,865,146
                                                                          2010   1.569           1.676              14,119,850
                                                                          2009   1.453           1.569              17,125,468
                                                                          2008   1.526           1.453              21,686,521
                                                                          2007   1.456           1.526              30,367,089
                                                                          2006   1.400           1.456              36,840,677
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.453           1.923              14,098,502
                                                                          2012   1.288           1.453              17,793,728
                                                                          2011   1.435           1.288              21,565,247
                                                                          2010   1.214           1.435              25,609,950
                                                                          2009   0.963           1.214              30,730,485
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   1.229           1.212              11,203,114
                                                                          2012   1.246           1.229              13,273,181
                                                                          2011   1.264           1.246              16,807,568
                                                                          2010   1.282           1.264              19,035,283
                                                                          2009   1.294           1.282              24,038,242
                                                                          2008   1.276           1.294              39,814,833
                                                                          2007   1.232           1.276              34,190,333
                                                                          2006   1.203           1.232              32,772,233
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)............ 2009   0.641           0.634                      --
                                                                          2008   1.087           0.641               3,164,204
                                                                          2007   1.147           1.087               4,785,370
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2013   1.214           1.600               3,557,152
                                                                          2012   1.091           1.214               4,274,851
                                                                          2011   1.153           1.091               5,176,612
                                                                          2010   1.044           1.153               5,942,006
                                                                          2009   0.802           1.044               7,007,017
                                                                          2008   1.297           0.802               7,485,352
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.898           0.937                      --
                                                                          2008   1.650           0.898              34,064,789
                                                                          2007   1.610           1.650              42,724,709
                                                                          2006   1.586           1.610              55,826,210
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.775           1.955                      --
                                                                          2012   1.557           1.775               9,721,064
                                                                          2011   1.684           1.557              11,585,404
                                                                          2010   1.492           1.684              13,734,917
                                                                          2009   1.243           1.492              16,088,014
                                                                          2008   2.067           1.243              19,676,195
                                                                          2007   2.014           2.067              26,108,968
                                                                          2006   1.960           2.014              33,843,362

                PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).......................... 2013   1.159
                                                                                   2012   1.060
                                                                                   2011   1.110
                                                                                   2010   0.977
                                                                                   2009   0.664
                                                                                   2008   1.241
                                                                                   2007   1.045
                                                                                   2006   1.069
 MSF Jennison Growth Subaccount (Class B) (4/08).................................. 2013   0.776
                                                                                   2012   0.681
                                                                                   2011   0.689
                                                                                   2010   0.628
                                                                                   2009   0.456
                                                                                   2008   0.688
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2013   1.057
                                                                                   2012   0.929
                                                                                   2011   0.927
                                                                                   2010   0.821
                                                                                   2009   0.666
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2013   2.182
                                                                                   2012   1.987
                                                                                   2011   1.971
                                                                                   2010   1.820
                                                                                   2009   1.559
                                                                                   2008   2.035
                                                                                   2007   1.981
                                                                                   2006   1.851
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.764
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2013   1.218
                                                                                   2012   1.041
                                                                                   2011   1.070
                                                                                   2010   0.929
                                                                                   2009   0.659
                                                                                   2008   1.152
                                                                                   2007   1.070
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2013   1.506
                                                                                   2012   1.318
                                                                                   2011   1.317
                                                                                   2010   0.992
                                                                                   2009   0.726
                                                                                   2008   1.103
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 2013   1.808
                                                                                   2012   1.648
                                                                                   2011   1.623
Money Market Portfolio
 Money Market Subaccount (2/97)................................................... 2006   1.192
                                                                                   2005   1.175
                                                                                   2004   1.179
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.391
                                                                                   2008   1.346
                                                                                   2007   1.255
                                                                                   2006   1.226
                                                                                   2005   1.213
                                                                                   2004   1.173
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   0.974
                                                                                   2007   0.895
                                                                                   2006   0.817
                                                                                   2005   0.773
                                                                                   2004   0.728
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.408
                                                                                   2006   1.118
                                                                                   2005   1.011
                                                                                   2004   0.882



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).......................... 1.516              10,804,749
                                                                                   1.159              13,056,475
                                                                                   1.060              15,255,889
                                                                                   1.110              18,342,491
                                                                                   0.977              22,203,385
                                                                                   0.664              25,661,260
                                                                                   1.241              33,300,325
                                                                                   1.045              42,452,281
 MSF Jennison Growth Subaccount (Class B) (4/08).................................. 1.046                 550,217
                                                                                   0.776               1,126,106
                                                                                   0.681                 890,168
                                                                                   0.689               1,215,386
                                                                                   0.628               1,061,840
                                                                                   0.456               1,285,557
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 1.373               5,164,985
                                                                                   1.057               5,963,495
                                                                                   0.929               7,527,609
                                                                                   0.927               8,860,946
                                                                                   0.821              10,389,547
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2.555              17,710,296
                                                                                   2.182              21,463,712
                                                                                   1.987              25,624,083
                                                                                   1.971              29,778,017
                                                                                   1.820              35,577,508
                                                                                   1.559              44,392,462
                                                                                   2.035              60,705,244
                                                                                   1.981              75,566,898
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 3.456               1,939,480
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.666               4,325,056
                                                                                   1.218               3,815,369
                                                                                   1.041               4,446,306
                                                                                   1.070               5,534,008
                                                                                   0.929               6,562,103
                                                                                   0.659               7,547,032
                                                                                   1.152              10,971,650
                                                                                   1.070              12,988,991
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2.141               4,583,159
                                                                                   1.506               5,566,562
                                                                                   1.318               7,256,891
                                                                                   1.317               8,751,660
                                                                                   0.992              10,702,716
                                                                                   0.726              12,779,687
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 1.798               5,271,654
                                                                                   1.808               6,497,474
                                                                                   1.648               7,694,237
Money Market Portfolio
 Money Market Subaccount (2/97)................................................... 1.203                      --
                                                                                   1.192              29,529,348
                                                                                   1.175              36,847,419
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.438                      --
                                                                                   1.391              19,822,462
                                                                                   1.346              24,611,470
                                                                                   1.255              28,206,540
                                                                                   1.226              32,865,675
                                                                                   1.213              35,583,669
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 0.904                      --
                                                                                   0.974                 501,869
                                                                                   0.895                 454,688
                                                                                   0.817                 581,006
                                                                                   0.773                 683,011
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.526                      --
                                                                                   1.408               5,342,551
                                                                                   1.118               4,062,631
                                                                                   1.011               3,801,076

                         PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (9/00)............. 2006   0.634           0.676                      --
                                                                   2005   0.591           0.634               6,200,092
                                                                   2004   0.563           0.591               7,177,040
 Travelers Convertible Securities Subaccount (5/98)............... 2006   1.504           1.604                      --
                                                                   2005   1.520           1.504              17,592,780
                                                                   2004   1.450           1.520              20,911,116
 Travelers Disciplined Mid Cap Stock Subaccount (6/97)............ 2006   2.380           2.601                      --
                                                                   2005   2.146           2.380              10,685,752
                                                                   2004   1.869           2.146              12,676,883
 Travelers Equity Income Subaccount (12/96)....................... 2006   1.864           1.960                      --
                                                                   2005   1.810           1.864              42,754,927
                                                                   2004   1.670           1.810              51,151,676
 Travelers Federated High Yield Subaccount (1/97)................. 2006   1.480           1.519                      --
                                                                   2005   1.464           1.480              20,030,737
                                                                   2004   1.345           1.464              24,354,904
 Travelers Federated Stock Subaccount (1/97)...................... 2006   1.804           1.869                      --
                                                                   2005   1.737           1.804              10,592,530
                                                                   2004   1.593           1.737              13,140,308
 Travelers Large Cap Subaccount (12/96)........................... 2006   1.538           1.586                      --
                                                                   2005   1.435           1.538              31,559,275
                                                                   2004   1.366           1.435              37,647,579
 Travelers MFS(R) Mid Cap Growth Subaccount (4/98)................ 2006   1.010           1.069                      --
                                                                   2005   0.994           1.010              52,587,787
                                                                   2004   0.883           0.994              27,332,313
 Travelers MFS(R) Total Return Subaccount (1/97).................. 2006   1.792           1.851                      --
                                                                   2005   1.765           1.792              76,913,823
                                                                   2004   1.606           1.765              88,045,281
 Travelers Mondrian International Stock Subaccount (12/96)........ 2006   1.245           1.431                      --
                                                                   2005   1.153           1.245              28,870,622
                                                                   2004   1.010           1.153              32,188,320
 Travelers Quality Bond Subaccount (12/96)........................ 2006   1.412           1.400                      --
                                                                   2005   1.409           1.412              44,190,873
                                                                   2004   1.383           1.409              54,315,380
 Travelers Strategic Equity Subaccount (12/96).................... 2006   1.412           1.474                      --
                                                                   2005   1.403           1.412              41,082,130
                                                                   2004   1.291           1.403              49,286,540
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).............. 2009   0.870           0.845                      --
                                                                   2008   1.375           0.870              10,485,336
                                                                   2007   1.427           1.375              16,160,002
                                                                   2006   1.247           1.427              18,657,694
                                                                   2005   1.215           1.247              20,522,224
                                                                   2004   1.049           1.215              20,257,888




                            PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60%
                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........... 2007   1.080           1.156                     --
                                                              2006   1.000           1.080                 96,813
 AIM V.I. Premier Equity Subaccount (Series I) (9/00)........ 2006   0.689           0.724                     --
                                                              2005   0.663           0.689                153,812
                                                              2004   0.637           0.663                158,662

                            PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (12/00).......... 2013   0.700           0.964               2,059,699
                                                                          2012   0.628           0.700               2,188,344
                                                                          2011   0.681           0.628               2,511,726
                                                                          2010   0.579           0.681               1,291,403
                                                                          2009   0.355           0.579               1,391,841
                                                                          2008   0.709           0.355               2,101,802
                                                                          2007   0.618           0.709               2,911,066
                                                                          2006   0.612           0.618               3,098,380
                                                                          2005   0.578           0.612               3,498,864
                                                                          2004   0.550           0.578               3,817,329
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/00).......... 2006   0.636           0.622                      --
                                                                          2005   0.563           0.636                 360,084
                                                                          2004   0.528           0.563                 364,796
Capital Appreciation Fund
 Capital Appreciation Fund (12/96)....................................... 2006   2.154           2.131                      --
                                                                          2005   1.851           2.154                 206,741
                                                                          2004   1.574           1.851                 228,305
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98).................. 2007   1.947           2.040                      --
                                                                          2006   1.493           1.947                  29,503
                                                                          2005   1.186           1.493                  29,503
                                                                          2004   0.964           1.186                  20,143
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98).................... 2006   2.222           2.901                      --
                                                                          2005   2.107           2.222                 107,433
                                                                          2004   1.630           2.107                 141,228
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)............. 2008   1.341           1.284                      --
                                                                          2007   1.272           1.341                  51,816
                                                                          2006   1.110           1.272                  86,919
                                                                          2005   1.081           1.110                  94,383
                                                                          2004   1.045           1.081                 297,069
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)....... 2008   1.149           1.085                      --
                                                                          2007   1.313           1.149                 176,638
                                                                          2006   1.286           1.313                 237,467
                                                                          2005   1.235           1.286                 240,964
                                                                          2004   1.127           1.235                 364,778
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00).......... 2013   1.390           1.792               1,348,784
                                                                          2012   1.216           1.390               1,669,236
                                                                          2011   1.271           1.216               1,852,574
                                                                          2010   1.105           1.271               2,922,025
                                                                          2009   0.829           1.105               3,578,229
                                                                          2008   1.470           0.829               3,543,638
                                                                          2007   1.273           1.470               4,208,845
                                                                          2006   1.161           1.273               4,380,893
                                                                          2005   1.011           1.161               5,379,608
                                                                          2004   0.892           1.011               4,337,857
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............... 2013   2.200           2.942                 492,998
                                                                          2012   1.952           2.200                 574,122
                                                                          2011   2.224           1.952                 699,543
                                                                          2010   1.758           2.224               1,105,493
                                                                          2009   1.278           1.758               1,463,971
                                                                          2008   2.151           1.278               1,589,133
                                                                          2007   1.895           2.151               1,876,861
                                                                          2006   1.713           1.895               1,947,822
                                                                          2005   1.475           1.713               2,268,094
                                                                          2004   1.202           1.475               1,772,604
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)................. 2006   1.056           1.091                      --
                                                                          2005   0.997           1.056               1,816,533
                                                                          2004   0.935           0.997               2,132,712

                PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).............. 2010   1.077
                                                                                   2009   0.871
                                                                                   2008   1.247
                                                                                   2007   1.041
                                                                                   2006   0.995
                                                                                   2005   0.900
                                                                                   2004   0.801
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)................... 2008   0.722
                                                                                   2007   0.671
                                                                                   2006   0.578
                                                                                   2005   0.557
                                                                                   2004   0.541
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 2011   0.500
                                                                                   2010   0.408
                                                                                   2009   0.264
                                                                                   2008   0.480
                                                                                   2007   0.400
                                                                                   2006   0.377
                                                                                   2005   0.344
                                                                                   2004   0.347
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)........ 2013   1.185
                                                                                   2012   1.015
                                                                                   2011   1.006
                                                                                   2010   0.818
                                                                                   2009   0.618
                                                                                   2008   1.053
                                                                                   2007   1.054
                                                                                   2006   0.985
                                                                                   2005   0.896
                                                                                   2004   0.828
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/98)............ 2013   1.608
                                                                                   2012   1.421
                                                                                   2011   1.540
                                                                                   2010   1.342
                                                                                   2009   1.054
                                                                                   2008   1.688
                                                                                   2007   1.694
                                                                                   2006   1.474
                                                                                   2005   1.429
                                                                                   2004   1.342
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (6/97)............. 2013   1.869
                                                                                   2012   1.638
                                                                                   2011   1.622
                                                                                   2010   1.464
                                                                                   2009   1.218
                                                                                   2008   1.751
                                                                                   2007   1.641
                                                                                   2006   1.452
                                                                                   2005   1.415
                                                                                   2004   1.322
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)......... 2013   1.151
                                                                                   2012   0.972
                                                                                   2011   0.994
                                                                                   2010   0.919
                                                                                   2009   0.656
                                                                                   2008   1.063
                                                                                   2007   1.026
                                                                                   2006   0.997
                                                                                   2005   0.962
                                                                                   2004   0.975
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98).......... 2013   1.607
                                                                                   2012   1.402
                                                                                   2011   1.357
                                                                                   2010   1.260
                                                                                   2009   1.028
                                                                                   2008   1.623
                                                                                   2007   1.588
                                                                                   2006   1.364
                                                                                   2005   1.301
                                                                                   2004   1.198



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).............. 1.092                      --
                                                                                   1.077                  18,808
                                                                                   0.871                  20,273
                                                                                   1.247                  29,031
                                                                                   1.041                  29,661
                                                                                   0.995                  42,770
                                                                                   0.900                  44,130
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)................... 0.680                      --
                                                                                   0.722               1,149,857
                                                                                   0.671               1,256,442
                                                                                   0.578               1,952,016
                                                                                   0.557               2,158,656
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 0.535                      --
                                                                                   0.500                  26,675
                                                                                   0.408                  31,835
                                                                                   0.264                  34,029
                                                                                   0.480                  47,947
                                                                                   0.400                 123,023
                                                                                   0.377                 138,574
                                                                                   0.344                 138,753
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)........ 1.724                 143,237
                                                                                   1.185                 172,162
                                                                                   1.015                 187,646
                                                                                   1.006                 296,179
                                                                                   0.818                 403,615
                                                                                   0.618                 506,339
                                                                                   1.053                 830,843
                                                                                   1.054                 725,381
                                                                                   0.985                 978,542
                                                                                   0.896               1,146,029
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/98)............ 2.092                 604,197
                                                                                   1.608                 754,064
                                                                                   1.421                 849,244
                                                                                   1.540               1,092,225
                                                                                   1.342               1,237,014
                                                                                   1.054               1,449,399
                                                                                   1.688               1,977,509
                                                                                   1.694                 718,273
                                                                                   1.474                 747,950
                                                                                   1.429                 807,115
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (6/97)............. 2.391                  16,980
                                                                                   1.869                  30,723
                                                                                   1.638                  38,204
                                                                                   1.622                  39,580
                                                                                   1.464                  60,779
                                                                                   1.218                  73,527
                                                                                   1.751                 114,593
                                                                                   1.641                 121,602
                                                                                   1.452                 279,998
                                                                                   1.415                 297,701
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)......... 1.561                 690,738
                                                                                   1.151                 694,445
                                                                                   0.972                 722,414
                                                                                   0.994                 148,665
                                                                                   0.919                 167,881
                                                                                   0.656                 184,306
                                                                                   1.063                 262,745
                                                                                   1.026                  72,185
                                                                                   0.997                  67,385
                                                                                   0.962                  70,016
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98).......... 2.094                 717,957
                                                                                   1.607                 887,646
                                                                                   1.402                 933,998
                                                                                   1.357                 519,345
                                                                                   1.260                 568,115
                                                                                   1.028                 653,190
                                                                                   1.623                 853,291
                                                                                   1.588                 996,234
                                                                                   1.364               1,125,089
                                                                                   1.301               1,573,451

                  PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 LMPVET Equity Index Subaccount (Class II) (5/99).................................... 2009   0.651
                                                                                      2008   1.059
                                                                                      2007   1.026
                                                                                      2006   0.905
                                                                                      2005   0.882
                                                                                      2004   0.813
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (6/97)........ 2011   1.559
                                                                                      2010   1.420
                                                                                      2009   1.209
                                                                                      2008   1.422
                                                                                      2007   1.417
                                                                                      2006   1.367
                                                                                      2005   1.354
                                                                                      2004   1.289
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98).......................................... 2007   1.955
                                                                                      2006   1.682
                                                                                      2005   1.642
                                                                                      2004   1.541
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2008   2.559
                                                                                      2007   2.451
                                                                                      2006   2.574
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................. 2013   2.307
                                                                                      2012   2.005
                                                                                      2011   1.985
                                                                                      2010   1.736
                                                                                      2009   1.197
                                                                                      2008   1.603
                                                                                      2007   1.585
                                                                                      2006   1.503
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2013   1.037
                                                                                      2012   0.835
                                                                                      2011   0.895
                                                                                      2010   0.782
                                                                                      2009   0.588
                                                                                      2008   1.023
                                                                                      2007   1.220
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2013   2.692
                                                                                      2012   2.227
                                                                                      2011   2.442
                                                                                      2010   2.262
                                                                                      2009   1.605
                                                                                      2008   2.805
                                                                                      2007   2.185
                                                                                      2006   2.131
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2013   1.683
                                                                                      2012   1.321
                                                                                      2011   1.560
                                                                                      2010   1.359
                                                                                      2009   0.888
                                                                                      2008   1.523
                                                                                      2007   1.561
                                                                                      2006   1.416
 MIST Invesco Comstock Subaccount (Class B) (5/09)................................... 2013   1.371
                                                                                      2012   1.175
                                                                                      2011   1.212
                                                                                      2010   1.072
                                                                                      2009   0.859
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)......................... 2013   2.427
                                                                                      2012   2.179
                                                                                      2011   2.112
                                                                                      2010   1.896
                                                                                      2009   1.405
                                                                                      2008   1.750
                                                                                      2007   1.664
                                                                                      2006   1.588



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET Equity Index Subaccount (Class II) (5/99).................................... 0.634                      --
                                                                                      0.651                 138,171
                                                                                      1.059                 269,876
                                                                                      1.026                 291,839
                                                                                      0.905                 548,857
                                                                                      0.882                 591,730
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (6/97)........ 1.590                      --
                                                                                      1.559                      --
                                                                                      1.420                      --
                                                                                      1.209                      --
                                                                                      1.422                      --
                                                                                      1.417                      --
                                                                                      1.367                      --
                                                                                      1.354                      --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98).......................................... 2.051                      --
                                                                                      1.955               1,390,573
                                                                                      1.682               1,676,349
                                                                                      1.642               2,186,181
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2.466                      --
                                                                                      2.559                 139,916
                                                                                      2.451                 155,909
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................. 2.495                  30,335
                                                                                      2.307                  52,813
                                                                                      2.005                  64,109
                                                                                      1.985                  65,708
                                                                                      1.736                 123,239
                                                                                      1.197                 133,939
                                                                                      1.603                 244,931
                                                                                      1.585                 270,590
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.059                 404,537
                                                                                      1.037                 494,951
                                                                                      0.835                 731,153
                                                                                      0.895               1,432,280
                                                                                      0.782               1,687,502
                                                                                      0.588               1,930,194
                                                                                      1.023               2,448,908
                                                                                      1.220               2,653,592
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 3.420                  69,717
                                                                                      2.692                  78,850
                                                                                      2.227                  81,999
                                                                                      2.442                 113,169
                                                                                      2.262                 131,149
                                                                                      1.605                 130,792
                                                                                      2.805                 160,252
                                                                                      2.185                 198,693
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2.166                  27,484
                                                                                      1.683                  47,590
                                                                                      1.321                  74,055
                                                                                      1.560                 108,223
                                                                                      1.359                  84,020
                                                                                      0.888                 107,157
                                                                                      1.523                 129,634
                                                                                      1.561                 160,094
 MIST Invesco Comstock Subaccount (Class B) (5/09)................................... 1.827               2,218,344
                                                                                      1.371               2,643,852
                                                                                      1.175               3,379,427
                                                                                      1.212               3,990,123
                                                                                      1.072               4,719,942
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)......................... 2.584                  29,033
                                                                                      2.427                  30,310
                                                                                      2.179                  34,571
                                                                                      2.112                  33,350
                                                                                      1.896                  33,960
                                                                                      1.405                  54,533
                                                                                      1.750                 129,035
                                                                                      1.664                 219,958

                            PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.411           0.390                     --
                                                                          2008   0.728           0.411                150,932
                                                                          2007   0.661           0.728                165,854
                                                                          2006   0.669           0.661                204,967
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.144           2.009                388,095
                                                                          2012   1.829           2.144                415,996
                                                                          2011   2.279           1.829                634,626
                                                                          2010   1.867           2.279                710,999
                                                                          2009   1.122           1.867                547,133
                                                                          2008   2.554           1.122                506,692
                                                                          2007   2.027           2.554                817,247
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2013   1.279           1.502                108,208
                                                                          2012   1.114           1.279                208,163
                                                                          2011   1.268           1.114                305,014
                                                                          2010   1.156           1.268                411,628
                                                                          2009   0.893           1.156                529,624
                                                                          2008   1.575           0.893                697,548
                                                                          2007   1.499           1.575                649,967
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   2.472           2.679                     --
                                                                          2012   2.379           2.472                 23,081
                                                                          2011   2.548           2.379                 42,514
                                                                          2010   2.101           2.548                 55,581
                                                                          2009   1.556           2.101                105,434
                                                                          2008   2.461           1.556                107,999
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2013   0.977           1.337                     --
                                                                          2012   0.909           0.977                  5,803
                                                                          2011   0.992           0.909                  5,803
                                                                          2010   0.763           0.992                  5,810
                                                                          2009   0.493           0.763                  5,818
                                                                          2008   0.889           0.493                  5,826
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08) *............ 2013   1.085           1.357                 46,194
                                                                          2012   0.910           1.085                 49,903
                                                                          2011   1.009           0.910                 54,002
                                                                          2010   0.885           1.009                111,521
                                                                          2009   0.643           0.885                134,490
                                                                          2008   1.042           0.643                600,791
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.838           1.774                 49,738
                                                                          2012   1.709           1.838                 55,463
                                                                          2011   1.683           1.709                 80,672
                                                                          2010   1.581           1.683                112,714
                                                                          2009   1.419           1.581                121,201
 MIST Pioneer Fund Subaccount (Class A) (5/09)........................... 2013   1.540           2.017                 23,961
                                                                          2012   1.415           1.540                 33,374
                                                                          2011   1.506           1.415                 37,344
                                                                          2010   1.317           1.506                 46,173
                                                                          2009   1.074           1.317                 54,022
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.475           0.497                     --
                                                                          2012   0.431           0.475                 26,989
                                                                          2011   0.533           0.431                 26,492
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   1.018           1.340                 35,219
                                                                          2012   0.877           1.018                 83,754
                                                                          2011   0.928           0.877                175,053
                                                                          2010   0.806           0.928                177,430
                                                                          2009   0.692           0.806                184,770
                                                                          2008   1.103           0.692                215,657
                                                                          2007   1.078           1.103                243,976
                                                                          2006   1.001           1.078                112,292
Metropolitan Series Fund
 MFS(R) Value Subaccount (Class D) (4/13)................................ 2013   1.923           2.246                325,297
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.824           1.782                 88,550
                                                                          2012   1.724           1.824                119,225
                                                                          2011   1.644           1.724                126,326
                                                                          2010   1.542           1.644                213,400
                                                                          2009   1.431           1.542                231,798
                                                                          2008   1.506           1.431                317,659
                                                                          2007   1.440           1.506                334,230
                                                                          2006   1.386           1.440                343,770

                           PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2013   1.419           1.874                 232,103
                                                                        2012   1.261           1.419                 322,407
                                                                        2011   1.407           1.261                 416,784
                                                                        2010   1.193           1.407               1,280,459
                                                                        2009   0.947           1.193               1,314,819
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2013   1.200           1.181               2,521,597
                                                                        2012   1.220           1.200               2,475,631
                                                                        2011   1.239           1.220               2,321,778
                                                                        2010   1.259           1.239               2,345,366
                                                                        2009   1.274           1.259               3,813,323
                                                                        2008   1.259           1.274               4,633,368
                                                                        2007   1.218           1.259               4,112,663
                                                                        2006   1.191           1.218               3,762,146
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......... 2009   0.637           0.630                      --
                                                                        2008   1.084           0.637                  90,047
                                                                        2007   1.145           1.084                 103,546
 MSF Davis Venture Value Subaccount (Class A) (4/08)................... 2013   1.185           1.560                   3,482
                                                                        2012   1.067           1.185                   3,632
                                                                        2011   1.130           1.067                  15,327
                                                                        2010   1.025           1.130                  20,429
                                                                        2009   0.789           1.025                  21,201
                                                                        2008   1.279           0.789                  22,108
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.884           0.922                      --
                                                                        2008   1.628           0.884               1,238,248
                                                                        2007   1.591           1.628               1,399,766
                                                                        2006   1.570           1.591               1,443,110
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.733           1.908                      --
                                                                        2012   1.523           1.733                 396,240
                                                                        2011   1.651           1.523                 514,846
                                                                        2010   1.466           1.651               1,242,268
                                                                        2009   1.224           1.466               1,325,969
                                                                        2008   2.039           1.224               1,488,652
                                                                        2007   1.990           2.039               1,732,804
                                                                        2006   1.940           1.990               1,956,216
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2013   1.132           1.477                  22,344
                                                                        2012   1.037           1.132                  52,066
                                                                        2011   1.088           1.037                  72,678
                                                                        2010   0.960           1.088                  71,894
                                                                        2009   0.654           0.960                 147,907
                                                                        2008   1.224           0.654                 195,706
                                                                        2007   1.033           1.224                 233,306
                                                                        2006   1.058           1.033                 245,337
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2013   0.758           1.020                      --
                                                                        2012   0.667           0.758                      --
                                                                        2011   0.676           0.667                      --
                                                                        2010   0.617           0.676                      --
                                                                        2009   0.449           0.617                      --
                                                                        2008   0.678           0.449                      --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2013   1.032           1.338                  36,594
                                                                        2012   0.909           1.032                  91,488
                                                                        2011   0.909           0.909                 110,353
                                                                        2010   0.807           0.909                 104,195
                                                                        2009   0.656           0.807                 107,699
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................... 2013   2.131           2.490                 667,934
                                                                        2012   1.945           2.131               1,027,124
                                                                        2011   1.933           1.945               1,311,588
                                                                        2010   1.788           1.933               1,544,043
                                                                        2009   1.535           1.788               1,860,187
                                                                        2008   2.008           1.535               1,976,287
                                                                        2007   1.958           2.008               2,547,845
                                                                        2006   1.832           1.958               2,850,181
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2013   2.697           3.369                  21,225

                PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2013   1.202
                                                                                   2012   1.029
                                                                                   2011   1.060
                                                                                   2010   0.922
                                                                                   2009   0.655
                                                                                   2008   1.148
                                                                                   2007   1.069
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2013   1.471
                                                                                   2012   1.290
                                                                                   2011   1.292
                                                                                   2010   0.975
                                                                                   2009   0.714
                                                                                   2008   1.087
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 2013   1.766
                                                                                   2012   1.612
                                                                                   2011   1.591
Money Market Portfolio
 Money Market Subaccount (2/97)................................................... 2006   1.180
                                                                                   2005   1.166
                                                                                   2004   1.173
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.369
                                                                                   2008   1.328
                                                                                   2007   1.241
                                                                                   2006   1.214
                                                                                   2005   1.204
                                                                                   2004   1.167
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   0.961
                                                                                   2007   0.885
                                                                                   2006   0.810
                                                                                   2005   0.767
                                                                                   2004   0.725
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.392
                                                                                   2006   1.108
                                                                                   2005   1.003
                                                                                   2004   0.877
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (9/00)............................. 2006   0.628
                                                                                   2005   0.587
                                                                                   2004   0.560
 Travelers Convertible Securities Subaccount (5/98)............................... 2006   1.490
                                                                                   2005   1.509
                                                                                   2004   1.442
 Travelers Disciplined Mid Cap Stock Subaccount (6/97)............................ 2006   2.357
                                                                                   2005   2.130
                                                                                   2004   1.859
 Travelers Equity Income Subaccount (12/96)....................................... 2006   1.847
                                                                                   2005   1.796
                                                                                   2004   1.661
 Travelers Federated High Yield Subaccount (1/97)................................. 2006   1.466
                                                                                   2005   1.453
                                                                                   2004   1.337
 Travelers Federated Stock Subaccount (1/97)...................................... 2006   1.787
                                                                                   2005   1.724
                                                                                   2004   1.585
 Travelers Large Cap Subaccount (12/96)........................................... 2006   1.523
                                                                                   2005   1.424
                                                                                   2004   1.358
 Travelers MFS(R) Mid Cap Growth Subaccount (4/98)................................ 2006   1.000
                                                                                   2005   0.986
                                                                                   2004   0.878



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.641                  17,096
                                                                                   1.202                  19,979
                                                                                   1.029                  21,178
                                                                                   1.060                  37,943
                                                                                   0.922                  32,475
                                                                                   0.655                  62,263
                                                                                   1.148                 120,006
                                                                                   1.069                 234,296
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2.087                  45,328
                                                                                   1.471                  47,604
                                                                                   1.290                  71,137
                                                                                   1.292                  71,291
                                                                                   0.975                  80,910
                                                                                   0.714                  93,260
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 1.752                 971,459
                                                                                   1.766               1,234,057
                                                                                   1.612               1,424,201
Money Market Portfolio
 Money Market Subaccount (2/97)................................................... 1.191                      --
                                                                                   1.180                 357,221
                                                                                   1.166                 357,731
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.415                      --
                                                                                   1.369                 206,234
                                                                                   1.328                 260,446
                                                                                   1.241                 301,617
                                                                                   1.214                 393,034
                                                                                   1.204                 483,076
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 0.891                      --
                                                                                   0.961                   8,919
                                                                                   0.885                   5,841
                                                                                   0.810                   5,850
                                                                                   0.767                   5,858
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.507                      --
                                                                                   1.392                  80,670
                                                                                   1.108                 115,965
                                                                                   1.003                  78,817
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (9/00)............................. 0.669                      --
                                                                                   0.628                 186,259
                                                                                   0.587                 141,744
 Travelers Convertible Securities Subaccount (5/98)............................... 1.588                      --
                                                                                   1.490                 276,380
                                                                                   1.509                 279,348
 Travelers Disciplined Mid Cap Stock Subaccount (6/97)............................ 2.574                      --
                                                                                   2.357                 164,615
                                                                                   2.130                 130,743
 Travelers Equity Income Subaccount (12/96)....................................... 1.940                      --
                                                                                   1.847               2,875,197
                                                                                   1.796               2,971,611
 Travelers Federated High Yield Subaccount (1/97)................................. 1.503                      --
                                                                                   1.466                 277,643
                                                                                   1.453                 286,365
 Travelers Federated Stock Subaccount (1/97)...................................... 1.850                      --
                                                                                   1.787                  38,332
                                                                                   1.724                  43,698
 Travelers Large Cap Subaccount (12/96)........................................... 1.570                      --
                                                                                   1.523               2,325,135
                                                                                   1.424               2,394,298
 Travelers MFS(R) Mid Cap Growth Subaccount (4/98)................................ 1.058                      --
                                                                                   1.000                 271,123
                                                                                   0.986                 297,438

                         PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Travelers MFS(R) Total Return Subaccount (1/97).................. 2006   1.775           1.832                      --
                                                                   2005   1.752           1.775               1,290,905
                                                                   2004   1.597           1.752               1,236,001
 Travelers Mondrian International Stock Subaccount (12/96)........ 2006   1.233           1.416                      --
                                                                   2005   1.144           1.233                 116,021
                                                                   2004   1.004           1.144                 109,757
 Travelers Quality Bond Subaccount (12/96)........................ 2006   1.399           1.386                      --
                                                                   2005   1.398           1.399                 440,951
                                                                   2004   1.376           1.398                 600,856
 Travelers Strategic Equity Subaccount (12/96).................... 2006   1.399           1.459                      --
                                                                   2005   1.393           1.399                  96,040
                                                                   2004   1.284           1.393                 158,584
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).............. 2009   0.857           0.831                      --
                                                                   2008   1.356           0.857               5,627,060
                                                                   2007   1.411           1.356               7,207,352
                                                                   2006   1.235           1.411               7,821,323
                                                                   2005   1.206           1.235               9,110,717
                                                                   2004   1.043           1.206               9,224,559


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.


Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed.




           FORMER NAME                             NEW NAME
-------------------------------- -------------------------------------------
MET INVESTORS SERIES TRUST       MET INVESTORS SERIES TRUST
 Janus Forty Portfolio           ClearBridge Aggressive Growth Portfolio II
METROPOLITAN SERIES FUND         METROPOLITAN SERIES FUND
 Davis Venture Value Portfolio   WMC Core Equity Opportunities Portfolio



UNDERLYING FUND MERGER
The following former Underlying Fund merged with and into the new Underlying
Fund.




         FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
--------------------------------------------- ----------------------------------------
MET INVESTORS SERIES TRUST                    MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II   ClearBridge Aggressive Growth Portfolio



UNDERLYING FUND SUBSTITUTION
The following former Underlying Fund was replaced by the new Underlying Fund.




               FORMER UNDERLYING FUND/TRUST                            NEW UNDERLYING FUND/TRUST
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio (Class I)   T. Rowe Price Large Cap Value Portfolio (Class E)

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 28, 2014 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


MIC-Book-06-07-10-11

                            PREMIER ADVISERS ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED APRIL 28, 2014

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Premier Advisers Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

  Invesco V.I. Government Securities Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I

  ClearBridge Variable Large Cap Value Portfolio
  ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
  Western Asset Variable Global High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio -- Class A

  ClearBridge Aggressive Growth Portfolio -- Class E
  Invesco Comstock Portfolio -- Class A
  Invesco Mid Cap Value Portfolio -- Class A


  MFS(R) Emerging Markets Equity Portfolio -- Class A
  Morgan Stanley Mid Cap Growth Portfolio -- Class A
  Oppenheimer Global Equity Portfolio -- Class A

  T. Rowe Price Large Cap Value Portfolio -- Class E

METROPOLITAN SERIES FUND
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Met/Artisan Mid Cap Value Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class D

  T. Rowe Price Large Cap Growth Portfolio -- Class A

  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I
  Growth Portfolio


  Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2014. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-599-9460 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................   6%(2)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(3)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


Mortality and Expense Risk Charge*........... 1.25%
Administrative Expense Charge................ 0.15%
                                              ----
Total Annual Separate Account Charges........ 1.40%

------------

* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class A; 0.59% for the Subaccount investing in the Invesco Comstock Portfolio -- Class A; 0.96% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio -- Class B; 0.96% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class A; and 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E.


(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7+ years                                      0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.08%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Comstock Fund++...................    0.56%       --             0.28%
 Invesco V.I. Government Securities Fund........    0.46%       --             0.30%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................    0.55%     0.25%            0.09%
 Mid Cap Portfolio..............................    0.55%     0.25%            0.09%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%       --             0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................    0.70%       --             0.11%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.60%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class E.......................................    0.59%     0.15%            0.02%
 Invesco Comstock Portfolio -- Class A..........    0.57%       --             0.02%
 Invesco Mid Cap Value Portfolio --
  Class A.......................................    0.65%       --             0.05%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.......................................    0.87%       --             0.15%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................    0.64%       --             0.05%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................    0.67%       --             0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.......................................    0.57%     0.15%            0.02%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.69%       --           0.02%



                                                                   TOTAL                      NET TOTAL
                                                    ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                    FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- ---------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Comstock Fund++...................   --             0.84%     0.06%              0.78%
 Invesco V.I. Government Securities Fund........   --             0.76%       --               0.76%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................   --             0.89%       --               0.89%
 Mid Cap Portfolio..............................   --             0.89%       --               0.89%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio.....................................   --             0.73%     0.00%              0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.83%     0.00%              0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................   --             0.81%     0.00%              0.81%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.65%       --               0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class E.......................................   --             0.76%     0.00%              0.76%
 Invesco Comstock Portfolio -- Class A..........   --             0.59%     0.02%              0.57%
 Invesco Mid Cap Value Portfolio --
  Class A....................................... 0.08%            0.78%     0.02%              0.76%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.......................................   --             1.02%     0.01%              1.01%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................   --             0.69%     0.01%              0.68%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................   --             0.75%     0.03%              0.72%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.......................................   --             0.74%       --               0.74%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.71%     0.01%              0.70%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --             0.02%
 Met/Artisan Mid Cap Value Portfolio --
  Class B........................................    0.81%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.04%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A...........................    0.60%       --             0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.60%     0.25%            0.06%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio................................    0.50%       --           0.40%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 BlackRock Money Market Portfolio --
  Class A........................................      --          0.35%     0.02%              0.33%
 Met/Artisan Mid Cap Value Portfolio --
  Class B........................................      --          1.08%       --               1.08%
 MFS(R) Total Return Portfolio -- Class F........      --          0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class D...............      --          0.82%     0.14%              0.68%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A...........................      --          0.63%     0.01%              0.62%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............      --          0.91%     0.04%              0.87%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio................................      --          0.90%     0.10%              0.80%


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.




                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



           UNDERLYING FUND                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
------------------------------------ ------------------------------------- ------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. Comstock Fund++         Seeks capital growth and income       Invesco Advisers, Inc.
                                     through investments in equity
                                     securities, including common stocks,
                                     preferred stocks and securities
                                     convertible into common and
                                     preferred stocks.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
Invesco V.I. Government Securities     Seeks total return, comprised of          Invesco Advisers, Inc.
 Fund                                  current income and capital
                                       appreciation.
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High     Seeks to maximize total return.           Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                            LLC
                                                                                 Subadvisers: Western Asset
                                                                                 Management Company; Western
                                                                                 Asset Management Company
                                                                                 Limited; Western Asset Management
                                                                                 Company Pte. Ltd.
MET INVESTORS SERIES TRUST
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class A                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class A                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
MFS(R) Emerging Markets Equity         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Oppenheimer Global Equity                  Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: Oppenheimer Funds, Inc.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E                      by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Capital Appreciation             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income     MetLife Advisers, LLC
 Class A                                   consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Met/Artisan Mid Cap Value                  Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: Artisan Partners Limited
                                                                                    Partnership
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC. -- CLASS I
Growth Portfolio                           Seeks long-term capital appreciation     Morgan Stanley Investment
                                           by investing primarily in                Management Inc.
                                           growth-oriented equity securities of
                                           large-capitalization companies.


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.




                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio,
Western Asset Variable Global High Yield Bond Portfolio, MFS(R) Emerging Markets Equity Portfolio, Oppenheimer Global Equity Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.



                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2014, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $52,000 or 25% of pay for each participant in 2014.



ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth

Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.


Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.


We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
          (FORMERLY METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES AND
               METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information. The following table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.




                                   PREMIER ADVISERS CLASS I -- SEPARATE ACCOUNT CHARGES 1.40%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (5/98)........... 2013   1.611           2.226               1,020,893
                                                                         2012   1.437           1.611               1,290,214
                                                                         2011   1.553           1.437               1,405,074
                                                                         2010   1.314           1.553               1,707,466
                                                                         2009   0.802           1.314               1,936,431
                                                                         2008   1.595           0.802               2,278,161
                                                                         2007   1.383           1.595               2,892,866
                                                                         2006   1.364           1.383               4,038,405
                                                                         2005   1.281           1.364               6,394,725
                                                                         2004   1.214           1.281               7,273,969
 Invesco V.I. Comstock Subaccount (Series I) (5/99)..................... 2009   0.974           0.946                      --
                                                                         2008   1.535           0.974               1,444,567
                                                                         2007   1.590           1.535               2,029,639
                                                                         2006   1.386           1.590               3,007,776
                                                                         2005   1.347           1.386               3,889,796
                                                                         2004   1.160           1.347               4,006,151
 Invesco V.I. Government Securities Subaccount (Series I) (5/11)........ 2013   1.604           1.541                 709,602
                                                                         2012   1.588           1.604                 959,694
                                                                         2011   1.500           1.588               1,281,000
 Invesco V.I. Growth and Income Subaccount (Series I) (5/98)............ 2013   1.889           2.498               1,922,292
                                                                         2012   1.672           1.889               2,499,374
                                                                         2011   1.730           1.672               3,017,481
                                                                         2010   1.559           1.730               3,521,953
                                                                         2009   1.271           1.559               3,930,424
                                                                         2008   1.897           1.271               4,389,762
                                                                         2007   1.871           1.897               5,703,184
                                                                         2006   1.633           1.871               8,062,099
                                                                         2005   1.505           1.633               9,572,324
                                                                         2004   1.335           1.505              11,100,957
 Invesco V.I. Van Kampen Government Subaccount (Series I) (5/98)........ 2011   1.491           1.500                      --
                                                                         2010   1.437           1.491               1,433,398
                                                                         2009   1.443           1.437               1,506,474
                                                                         2008   1.437           1.443               2,188,226
                                                                         2007   1.358           1.437               2,814,926
                                                                         2006   1.333           1.358               4,063,157
                                                                         2005   1.305           1.333               5,316,509
                                                                         2004   1.271           1.305               6,165,766
 Invesco V.I. Van Kampen Value Subaccount (Series I) (5/98)............. 2011   1.323           1.446                      --
                                                                         2010   1.159           1.323               3,045,571
                                                                         2009   0.897           1.159               3,593,576
                                                                         2008   1.419           0.897               4,608,371
                                                                         2007   1.484           1.419               6,251,407
                                                                         2006   1.288           1.484               8,537,900
                                                                         2005   1.249           1.288              10,658,804
                                                                         2004   1.075           1.249              12,122,163

               PREMIER ADVISERS CLASS I -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)............... 2013   1.423
                                                                               2012   1.243
                                                                               2011   1.297
                                                                               2010   1.125
                                                                               2009   0.842
                                                                               2008   1.490
                                                                               2007   1.288
                                                                               2006   1.172
                                                                               2005   1.019
                                                                               2004   0.897
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00).................... 2013   2.253
                                                                               2012   1.994
                                                                               2011   2.268
                                                                               2010   1.789
                                                                               2009   1.298
                                                                               2008   2.180
                                                                               2007   1.917
                                                                               2006   1.729
                                                                               2005   1.486
                                                                               2004   1.209
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)...................... 2006   1.066
                                                                               2005   1.004
                                                                               2004   0.941
 Janus Aspen Forty Subaccount (Service Shares) (5/00)......................... 2009   0.679
                                                                               2008   1.236
                                                                               2007   0.917
                                                                               2006   0.853
                                                                               2005   0.768
                                                                               2004   0.660
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)............... 2008   0.732
                                                                               2007   0.679
                                                                               2006   0.584
                                                                               2005   0.561
                                                                               2004   0.544
 Janus Aspen Perkins Mid Cap Value Subaccount (Service Shares) (4/03)......... 2010   1.891
                                                                               2009   1.443
                                                                               2008   2.030
                                                                               2007   1.921
                                                                               2006   1.693
                                                                               2005   1.560
                                                                               2004   1.343
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 2013   1.646
                                                                               2012   1.452
                                                                               2011   1.570
                                                                               2010   1.365
                                                                               2009   1.070
                                                                               2008   1.711
                                                                               2007   1.785
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)...... 2013   1.646
                                                                               2012   1.433
                                                                               2011   1.384
                                                                               2010   1.282
                                                                               2009   1.045
                                                                               2008   1.645
                                                                               2007   1.606
                                                                               2006   1.377
                                                                               2005   1.311
                                                                               2004   1.204



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)............... 1.838               6,855,805
                                                                               1.423               8,366,973
                                                                               1.243              10,638,336
                                                                               1.297              12,061,335
                                                                               1.125              14,627,602
                                                                               0.842              18,718,821
                                                                               1.490              26,589,742
                                                                               1.288              29,766,697
                                                                               1.172              29,206,274
                                                                               1.019              24,759,212
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00).................... 3.018               3,455,681
                                                                               2.253               4,104,465
                                                                               1.994               5,065,373
                                                                               2.268               6,039,695
                                                                               1.789               7,239,853
                                                                               1.298               8,989,430
                                                                               2.180              12,919,618
                                                                               1.917              15,186,897
                                                                               1.729              15,313,391
                                                                               1.486              13,565,586
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)...................... 1.102                      --
                                                                               1.066              22,690,520
                                                                               1.004              26,103,089
 Janus Aspen Forty Subaccount (Service Shares) (5/00)......................... 0.759                      --
                                                                               0.679               2,422,908
                                                                               1.236               3,418,877
                                                                               0.917               3,627,023
                                                                               0.853               3,521,990
                                                                               0.768               3,391,877
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)............... 0.690                      --
                                                                               0.732              18,217,150
                                                                               0.679              21,251,779
                                                                               0.584              24,083,675
                                                                               0.561              28,624,746
 Janus Aspen Perkins Mid Cap Value Subaccount (Service Shares) (4/03)......... 2.041                      --
                                                                               1.891                 294,944
                                                                               1.443                 361,730
                                                                               2.030                 466,014
                                                                               1.921                 513,652
                                                                               1.693                 495,211
                                                                               1.560                 541,890
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 2.146              11,744,952
                                                                               1.646              14,121,268
                                                                               1.452              16,661,552
                                                                               1.570              21,352,828
                                                                               1.365              26,763,019
                                                                               1.070              35,047,749
                                                                               1.711              48,365,342
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)...... 2.148               5,218,387
                                                                               1.646               6,437,230
                                                                               1.433               7,565,687
                                                                               1.384               8,986,778
                                                                               1.282              11,267,175
                                                                               1.045              14,368,536
                                                                               1.645              19,996,736
                                                                               1.606              24,335,381
                                                                               1.377              29,147,578
                                                                               1.311              33,602,765

                     PREMIER ADVISERS CLASS I -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                                  UNIT VALUE AT
                                                                                                   BEGINNING OF
PORTFOLIO NAME                                                                             YEAR        YEAR
----------------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)................ 2013   1.446
                                                                                          2012   1.228
                                                                                          2011   1.228
                                                                                          2010   0.995
                                                                                          2009   0.707
                                                                                          2008   1.209
                                                                                          2007   1.114
                                                                                          2006   1.002
                                                                                          2005   0.969
                                                                                          2004   0.853
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (5/98)........ 2013   2.287
                                                                                          2012   1.960
                                                                                          2011   1.954
                                                                                          2010   1.724
                                                                                          2009   1.124
                                                                                          2008   1.648
                                                                                          2007   1.672
                                                                                          2006   1.533
                                                                                          2005   1.497
                                                                                          2004   1.367
 LMPVIT Western Asset Variable Strategic Bond Subaccount (Class I) (5/98)................ 2011   1.646
                                                                                          2010   1.493
                                                                                          2009   1.243
                                                                                          2008   1.519
                                                                                          2007   1.510
                                                                                          2006   1.458
                                                                                          2005   1.443
                                                                                          2004   1.372
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98).............................................. 2007   1.977
                                                                                          2006   1.698
                                                                                          2005   1.655
                                                                                          2004   1.549
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 2013   1.051
                                                                                          2012   0.844
                                                                                          2011   0.904
                                                                                          2010   0.788
                                                                                          2009   0.592
                                                                                          2008   1.026
                                                                                          2007   1.222
                                                                                          2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class E) (5/09)....................... 2013   1.142
                                                                                          2012   0.945
                                                                                          2011   1.035
                                                                                          2010   0.958
                                                                                          2009   0.760
 MIST Invesco Comstock Subaccount (Class A) (5/09)....................................... 2013   1.587
                                                                                          2012   1.354
                                                                                          2011   1.389
                                                                                          2010   1.223
                                                                                          2009   0.977
 MIST Invesco Mid Cap Value Subaccount (Class A) (4/12).................................. 2013   1.866
                                                                                          2012   1.810
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......................... 2013   2.195
                                                                                          2012   1.869
                                                                                          2011   2.324
                                                                                          2010   1.901
                                                                                          2009   1.139
                                                                                          2008   2.589
                                                                                          2007   2.052
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class A) (4/08).......................... 2013   1.099
                                                                                          2012   1.017
                                                                                          2011   1.105
                                                                                          2010   0.846
                                                                                          2009   0.544
                                                                                          2008   0.978



                                                                                                           NUMBER OF UNITS
                                                                                           UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                              END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)................ 2.097               1,382,509
                                                                                          1.446               1,653,672
                                                                                          1.228               2,023,984
                                                                                          1.228               2,407,957
                                                                                          0.995               2,725,034
                                                                                          0.707               3,158,558
                                                                                          1.209               4,188,379
                                                                                          1.114               5,310,869
                                                                                          1.002               6,238,148
                                                                                          0.969               7,350,185
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (5/98)........ 2.396                 500,603
                                                                                          2.287                 670,755
                                                                                          1.960                 728,039
                                                                                          1.954                 885,751
                                                                                          1.724               1,155,795
                                                                                          1.124               1,557,845
                                                                                          1.648               2,056,715
                                                                                          1.672               2,753,234
                                                                                          1.533               3,510,911
                                                                                          1.497               4,018,858
 LMPVIT Western Asset Variable Strategic Bond Subaccount (Class I) (5/98)................ 1.685                      --
                                                                                          1.646               2,983,125
                                                                                          1.493               3,512,863
                                                                                          1.243               3,975,615
                                                                                          1.519               5,610,222
                                                                                          1.510               6,677,249
                                                                                          1.458               7,624,169
                                                                                          1.443               8,574,282
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98).............................................. 2.076                      --
                                                                                          1.977              19,730,122
                                                                                          1.698              22,894,995
                                                                                          1.655              25,770,869
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 1.076               3,996,279
                                                                                          1.051               5,312,104
                                                                                          0.844               6,240,641
                                                                                          0.904               7,342,272
                                                                                          0.788               9,322,885
                                                                                          0.592              11,831,373
                                                                                          1.026              17,519,536
                                                                                          1.222              22,994,164
 MIST ClearBridge Aggressive Growth II Subaccount (Class E) (5/09)....................... 1.452               1,468,784
                                                                                          1.142               1,560,314
                                                                                          0.945               1,970,169
                                                                                          1.035               2,047,835
                                                                                          0.958               2,180,496
 MIST Invesco Comstock Subaccount (Class A) (5/09)....................................... 2.122                 755,374
                                                                                          1.587                 934,484
                                                                                          1.354               1,061,464
                                                                                          1.389               1,266,163
                                                                                          1.223               1,350,080
 MIST Invesco Mid Cap Value Subaccount (Class A) (4/12).................................. 2.403               1,924,838
                                                                                          1.866               2,457,911
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......................... 2.061               1,604,363
                                                                                          2.195               2,165,796
                                                                                          1.869               2,939,080
                                                                                          2.324               3,566,576
                                                                                          1.901               4,056,913
                                                                                          1.139               4,890,900
                                                                                          2.589               6,465,639
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class A) (4/08).......................... 1.509               1,150,934
                                                                                          1.099               1,452,327
                                                                                          1.017               1,714,085
                                                                                          1.105               2,122,048
                                                                                          0.846               2,533,032
                                                                                          0.544               2,966,212

                PREMIER ADVISERS CLASS I -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/07) *................... 2013   1.591
                                                                                 2012   1.328
                                                                                 2011   1.467
                                                                                 2010   1.280
                                                                                 2009   0.925
                                                                                 2008   1.573
                                                                                 2007   1.582
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08) *................... 2009   0.646
                                                                                 2008   1.043
Metropolitan Series Fund
 MFS(R) Value Subaccount (Class D) (4/13)....................................... 2013   1.971
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2013   1.453
                                                                                 2012   1.288
                                                                                 2011   1.435
                                                                                 2010   1.214
                                                                                 2009   0.963
 MSF BlackRock Money Market Subaccount (Class A) (4/06)......................... 2013   1.229
                                                                                 2012   1.246
                                                                                 2011   1.264
                                                                                 2010   1.282
                                                                                 2009   1.294
                                                                                 2008   1.276
                                                                                 2007   1.232
                                                                                 2006   1.203
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.898
                                                                                 2008   1.650
                                                                                 2007   1.610
                                                                                 2006   1.586
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.775
                                                                                 2012   1.557
                                                                                 2011   1.684
                                                                                 2010   1.492
                                                                                 2009   1.243
                                                                                 2008   2.067
                                                                                 2007   2.014
                                                                                 2006   1.960
 MSF Lord Abbett Mid Cap Value Subaccount (Class A) (4/07)...................... 2012   1.646
                                                                                 2011   1.783
                                                                                 2010   1.432
                                                                                 2009   0.980
                                                                                 2008   1.888
                                                                                 2007   2.004
 MSF Met/Artisan Mid Cap Value Subaccount (Class B) (5/10)...................... 2013   2.522
                                                                                 2012   2.293
                                                                                 2011   2.183
                                                                                 2010   2.065
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2013   2.182
                                                                                 2012   1.987
                                                                                 2011   1.971
                                                                                 2010   1.820
                                                                                 2009   1.559
                                                                                 2008   2.035
                                                                                 2007   1.981
                                                                                 2006   1.851
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)......................................................................... 2013   1.808
                                                                                 2012   1.648
                                                                                 2011   1.623
The Travelers Series Trust
 Travelers Equity Income Subaccount (12/96)..................................... 2006   1.864
                                                                                 2005   1.810
                                                                                 2004   1.670
 Travelers Large Cap Subaccount (12/96)......................................... 2006   1.538
                                                                                 2005   1.435
                                                                                 2004   1.366



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/07) *................... 1.999               2,569,510
                                                                                 1.591               3,320,156
                                                                                 1.328               3,884,601
                                                                                 1.467               4,841,019
                                                                                 1.280               5,729,967
                                                                                 0.925               5,206,421
                                                                                 1.573               7,473,947
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08) *................... 0.659                      --
                                                                                 0.646                      --
Metropolitan Series Fund
 MFS(R) Value Subaccount (Class D) (4/13)....................................... 2.305               5,065,129
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 1.923              14,098,502
                                                                                 1.453              17,793,728
                                                                                 1.288              21,565,247
                                                                                 1.435              25,609,950
                                                                                 1.214              30,730,485
 MSF BlackRock Money Market Subaccount (Class A) (4/06)......................... 1.212              11,203,114
                                                                                 1.229              13,273,181
                                                                                 1.246              16,807,568
                                                                                 1.264              19,035,283
                                                                                 1.282              24,038,242
                                                                                 1.294              39,814,833
                                                                                 1.276              34,190,333
                                                                                 1.232              32,772,233
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 0.937                      --
                                                                                 0.898              34,064,789
                                                                                 1.650              42,724,709
                                                                                 1.610              55,826,210
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 1.955                      --
                                                                                 1.775               9,721,064
                                                                                 1.557              11,585,404
                                                                                 1.684              13,734,917
                                                                                 1.492              16,088,014
                                                                                 1.243              19,676,195
                                                                                 2.067              26,108,968
                                                                                 2.014              33,843,362
 MSF Lord Abbett Mid Cap Value Subaccount (Class A) (4/07)...................... 1.821                      --
                                                                                 1.646               2,795,815
                                                                                 1.783               3,394,926
                                                                                 1.432               3,946,498
                                                                                 0.980               4,393,935
                                                                                 1.888               5,892,280
 MSF Met/Artisan Mid Cap Value Subaccount (Class B) (5/10)...................... 3.395                 120,199
                                                                                 2.522                 176,259
                                                                                 2.293                 198,055
                                                                                 2.183                 205,292
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2.555              17,710,296
                                                                                 2.182              21,463,712
                                                                                 1.987              25,624,083
                                                                                 1.971              29,778,017
                                                                                 1.820              35,577,508
                                                                                 1.559              44,392,462
                                                                                 2.035              60,705,244
                                                                                 1.981              75,566,898
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)......................................................................... 1.798               5,271,654
                                                                                 1.808               6,497,474
                                                                                 1.648               7,694,237
The Travelers Series Trust
 Travelers Equity Income Subaccount (12/96)..................................... 1.960                      --
                                                                                 1.864              42,754,927
                                                                                 1.810              51,151,676
 Travelers Large Cap Subaccount (12/96)......................................... 1.586                      --
                                                                                 1.538              31,559,275
                                                                                 1.435              37,647,579

                         PREMIER ADVISERS CLASS I -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
Universal Institutional Funds, Inc.
 UIF Emerging Markets Equity Subaccount (Class I) (5/98)........ 2007   2.357           2.536                      --
                                                                 2006   1.743           2.357               2,241,477
                                                                 2005   1.320           1.743               2,912,196
                                                                 2004   1.087           1.320               2,991,257
 UIF Global Value Equity Subaccount (Class I) (5/98)............ 2007   1.492           1.594                     (60)
                                                                 2006   1.248           1.492               9,321,384
                                                                 2005   1.196           1.248               9,875,671
                                                                 2004   1.068           1.196              10,131,399
 UIF Growth Subaccount (Class I) (5/00)......................... 2013   0.967           1.412               1,148,131
                                                                 2012   0.858           0.967               1,634,116
                                                                 2011   0.895           0.858               1,896,838
                                                                 2010   0.738           0.895               2,219,446
                                                                 2009   0.452           0.738               2,643,689
                                                                 2008   0.903           0.452               2,948,015
                                                                 2007   0.751           0.903               3,996,346
                                                                 2006   0.732           0.751               4,845,566
                                                                 2005   0.641           0.732               5,699,517
                                                                 2004   0.603           0.641               6,125,981
 UIF Mid Cap Growth Subaccount (Class I) (5/00)................. 2008   1.032           0.981                      --
                                                                 2007   0.853           1.032               4,226,325
                                                                 2006   0.792           0.853               5,328,059
                                                                 2005   0.683           0.792               6,724,785
                                                                 2004   0.569           0.683               7,630,311
 UIF Technology Subaccount (Class I) (5/00)..................... 2006   0.231           0.241                      --
                                                                 2005   0.235           0.231               8,705,526
                                                                 2004   0.242           0.235               9,958,049
 UIF U.S. Mid Cap Value Subaccount (Class I) (5/98)............. 2007   1.900           2.028                      --
                                                                 2006   1.596           1.900               7,382,753
                                                                 2005   1.441           1.596               8,880,223
                                                                 2004   1.275           1.441              10,745,484
 UIF U.S. Real Estate Subaccount (Class I) (5/98)............... 2006   2.439           3.100                      --
                                                                 2005   2.113           2.439               2,682,469
                                                                 2004   1.571           2.113               3,026,413
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class I) (5/98).......... 2009   0.555           0.570                      --
                                                                 2008   0.986           0.555               3,228,424
                                                                 2007   0.887           0.986               4,172,946
                                                                 2006   0.840           0.887               5,653,211
                                                                 2005   0.788           0.840               7,681,626
                                                                 2004   0.768           0.788               9,445,768
 Van Kampen LIT Money Market Subaccount (Class I) (5/98)........ 2006   1.123           1.132                      --
                                                                 2005   1.109           1.123               4,490,047
                                                                 2004   1.115           1.109               6,060,001


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Van Kampen Life Investment Trust-Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Universal Institutional Funds, Inc.-U.S. Real Estate Securities Portfolio was replaced by Met Investors Series
Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-Emerging Markets Equity Portfolio was replaced by Met Investors Series Trust - MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-Global Value Equity Portfolio was replaced by Metropolitan Series Fund,
Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-U.S. Mid Cap Value Portfolio was replaced by Metropolitan Series Fund, Inc.-Neuberger Berman Mid Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, The Universal Institutional Funds, Inc,-Mid Cap Growth Portfolio was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Janus Aspen Series-Forty Portfolio was replaced by Met Investors Series Trust-Janus Forty Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Comstock Portfolio was replaced by Met Investors Series Trust- Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Janus Aspen Series- Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares was replaced by Metropolitan Series Fund, Inc.- Met/Artisan Mid Cap Value Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Strategic Bond Portfolio - Class I was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.


Effective on or about 05/2/2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco Van Kampen V.I. Government Fund merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco V.I. Government Securities Fund and is no longer available as a funding option.

Effective on or about 05/2/2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco Van Kampen V.I. Value Fund merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco Van Kampen V.I. Comstock Fund and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Lord Abbett Mid Cap Value Portfolio merged into Met Investors Series Trust-Lord Abbett Mid Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed.




              FORMER NAME                                NEW NAME
-------------------------------------- -------------------------------------------
MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
 Janus Forty Portfolio                 ClearBridge Aggressive Growth Portfolio II
 Lord Abbett Mid Cap Value Portfolio   Invesco Mid Cap Value Portfolio



UNDERLYING FUND MERGER
The following former Underlying Fund merged with and into the new Underlying
Fund.




         FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
--------------------------------------------- ----------------------------------------
MET INVESTORS SERIES TRUST                    MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II   ClearBridge Aggressive Growth Portfolio



UNDERLYING FUND SUBSTITUTIONS
The following former Underlying Funds were replaced by the new Underlying
Funds.




          FORMER UNDERLYING FUND/TRUST                   NEW UNDERLYING FUND/TRUST
------------------------------------------------ -----------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE   METROPOLITAN SERIES FUND
INSURANCE FUNDS)
 Invesco V.I. American Franchise Fund            T. Rowe Price Large Cap Growth Portfolio
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE   MET INVESTORS SERIES TRUST
INSURANCE FUNDS)
 Invesco V.I. Growth and Income Fund             Invesco Comstock Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST        MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio    T. Rowe Price Large Cap Value Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 28, 2014 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


MIC-Book-06-07-10-11

                     PREMIER ADVISERS --- CLASS II ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED APRIL 28, 2014

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Premier Advisers --- Class II Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II


  Invesco V.I. Government Securities Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I

  ClearBridge Variable Large Cap Value Portfolio
  ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
  Western Asset Variable Global High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio -- Class A

  ClearBridge Aggressive Growth Portfolio -- Class E
  Invesco Comstock Portfolio -- Class B
  Invesco Mid Cap Value Portfolio -- Class A


  MFS(R) Emerging Markets Equity Portfolio -- Class A
  Morgan Stanley Mid Cap Growth Portfolio -- Class A
  Oppenheimer Global Equity Portfolio -- Class A

  T. Rowe Price Large Cap Value Portfolio -- Class E

METROPOLITAN SERIES FUND
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Met/Artisan Mid Cap Value Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class D

  T. Rowe Price Large Cap Growth Portfolio -- Class B

  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I
  Growth Portfolio


  Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2014. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-599-9460 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................   6%(2)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(3)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7+ years                                      0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7+ years                                      0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a maximum mortality and expense risk charge ("M & E") of 1.25% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, there is a 0.20% charge for E.S.P., an optional feature. Below is a summary of all charges that may apply, depending on the features you select:


Mortality and Expense Risk Charge*............................................ 1.25%
Administrative Expense Charge................................................. 0.15%
Total Annual Separate Account Charges with No Optional Features Selected...... 1.40%
Optional E.S.P. Charge........................................................ 0.20%
Total Annual Separate Account Charges with E.S.P. Elected..................... 1.60%

------------

* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; 0.96% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio -- Class B; 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B; and 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.08%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........    0.56%       --             0.28%
 Invesco V.I. Government Securities Fund --
  Series II......................................    0.46%     0.25%            0.30%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.55%     0.25%            0.09%
 Mid Cap Portfolio...............................    0.55%     0.25%            0.09%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio......................................    0.65%       --             0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................    0.75%       --           0.08%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- ---------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........      --          0.84%     0.06%              0.78%
 Invesco V.I. Government Securities Fund --
  Series II......................................      --          1.01%       --               1.01%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................      --          0.89%       --               0.89%
 Mid Cap Portfolio...............................      --          0.89%       --               0.89%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio......................................      --          0.73%     0.00%              0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................      --          0.83%     0.00%              0.83%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................    0.70%       --             0.11%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.60%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class E........................................    0.59%     0.15%            0.02%
 Invesco Comstock Portfolio -- Class B...........    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio --
  Class A........................................    0.65%       --             0.05%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................    0.87%       --             0.15%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.64%       --             0.05%
 Oppenheimer Global Equity Portfolio --
  Class A........................................    0.67%       --             0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................    0.57%     0.15%            0.02%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --             0.02%
 Met/Artisan Mid Cap Value Portfolio --
  Class B........................................    0.81%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.04%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.60%     0.25%            0.06%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio................................    0.50%       --           0.40%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................   --             0.81%     0.00%              0.81%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................   --             0.65%       --               0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class E........................................   --             0.76%     0.00%              0.76%
 Invesco Comstock Portfolio -- Class B...........   --             0.84%     0.02%              0.82%
 Invesco Mid Cap Value Portfolio --
  Class A........................................ 0.08%            0.78%     0.02%              0.76%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................   --             1.02%     0.01%              1.01%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.69%     0.01%              0.68%
 Oppenheimer Global Equity Portfolio --
  Class A........................................   --             0.75%     0.03%              0.72%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................   --             0.74%       --               0.74%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.35%     0.02%              0.33%
 Met/Artisan Mid Cap Value Portfolio --
  Class B........................................   --             1.08%       --               1.08%
 MFS(R) Total Return Portfolio -- Class F........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class D...............   --             0.82%     0.14%              0.68%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.01%              0.87%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............   --             0.91%     0.04%              0.87%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio................................   --             0.90%     0.10%              0.80%


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.




                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.

                             THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --          Seeks capital growth and income         Invesco Advisers, Inc.
 Series I++                            through investments in equity
                                       securities, including common stocks,
                                       preferred stocks and securities
                                       convertible into common and
                                       preferred stocks.
Invesco V.I. Government Securities     Seeks total return, comprised of        Invesco Advisers, Inc.
 Fund -- Series II                     current income and capital
                                       appreciation.
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High     Seeks to maximize total return.         Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                          LLC
                                                                               Subadvisers: Western Asset
                                                                               Management Company; Western
                                                                               Asset Management Company
                                                                               Limited; Western Asset Management
                                                                               Company Pte. Ltd.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MET INVESTORS SERIES TRUST
Clarion Global Real Estate                 Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                      in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                           both capital appreciation and current     LLC
                                           income.
ClearBridge Aggressive Growth              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class E                                                                Subadviser: ClearBridge Investments,
                                                                                     LLC
Invesco Comstock Portfolio --              Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                             Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --         Seeks high total return by investing in   MetLife Advisers, LLC
 Class A                                   equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                           companies.
MFS(R) Emerging Markets Equity             Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: Massachusetts Financial
                                                                                     Services Company
Morgan Stanley Mid Cap Growth              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: Morgan Stanley
                                                                                     Investment Management Inc.
Oppenheimer Global Equity                  Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: Oppenheimer Funds, Inc.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E                      by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income        Inc.
                                           is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Capital Appreciation             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                   consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Met/Artisan Mid Cap Value                  Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: Artisan Partners Limited
                                                                                     Partnership
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class B                                   capital.                                  Management Company

           UNDERLYING FUND                    INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
------------------------------------ -------------------------------------- ------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC. -- CLASS I
Growth Portfolio                     Seeks long-term capital appreciation   Morgan Stanley Investment
                                     by investing primarily in              Management Inc.
                                     growth-oriented equity securities of
                                     large-capitalization companies.


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.




                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.



RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio,
Western Asset Variable Global High Yield Bond Portfolio, MFS(R) Emerging Markets Equity Portfolio, Oppenheimer Global Equity Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                               OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS

The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.



                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2014, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $52,000 or 25% of pay for each participant in 2014.



ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.


Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.


We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.


Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

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


                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
          (FORMERLY METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES AND
               METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                   PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.40%
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (12/00).......... 2013   0.717           0.989                 746,949
                                                                          2012   0.641           0.717                 883,910
                                                                          2011   0.695           0.641               1,073,608
                                                                          2010   0.589           0.695               1,388,126
                                                                          2009   0.361           0.589               1,780,908
                                                                          2008   0.719           0.361               2,060,039
                                                                          2007   0.625           0.719               5,730,782
                                                                          2006   0.618           0.625               6,325,272
                                                                          2005   0.582           0.618               7,353,597
                                                                          2004   0.553           0.582               7,814,847
 Invesco V.I. Comstock Subaccount (Series I) (5/11)...................... 2013   0.990           1.327               2,106,656
                                                                          2012   0.842           0.990               3,062,180
                                                                          2011   0.948           0.842               3,558,724
 Invesco V.I. Government Securities Subaccount (Series II) (5/11)........ 2013   1.406           1.347               1,191,894
                                                                          2012   1.395           1.406               1,589,399
                                                                          2011   1.320           1.395               1,916,680
 Invesco V.I. Growth and Income Subaccount (Series II) (12/00)........... 2013   1.407           1.855               1,792,757
                                                                          2012   1.248           1.407               2,207,875
                                                                          2011   1.294           1.248               2,619,740
                                                                          2010   1.170           1.294               2,982,076
                                                                          2009   0.960           1.170               3,576,204
                                                                          2008   1.430           0.960               4,423,735
                                                                          2007   1.410           1.430               7,940,686
                                                                          2006   1.240           1.410               8,950,621
                                                                          2005   1.143           1.240               9,681,437
                                                                          2004   1.016           1.143               9,798,395
 Invesco V.I. Van Kampen Government Subaccount (Series II) (12/00)....... 2011   1.313           1.320                      --
                                                                          2010   1.269           1.313               2,509,299
                                                                          2009   1.280           1.269               3,097,570
                                                                          2008   1.270           1.280               3,737,619
                                                                          2007   1.208           1.270               6,310,182
                                                                          2006   1.188           1.208               6,448,257
                                                                          2005   1.167           1.188               7,195,667
                                                                          2004   1.139           1.167               8,728,398
 Invesco V.I. Van Kampen Value Subaccount (Series I) (5/98).............. 2011   1.323           1.446                      --
                                                                          2010   1.159           1.323               3,045,571
                                                                          2009   0.897           1.159               3,593,576
                                                                          2008   1.419           0.897               4,608,371
                                                                          2007   1.484           1.419               6,251,407
                                                                          2006   1.288           1.484               8,537,900
                                                                          2005   1.249           1.288              10,658,804
                                                                          2004   1.075           1.249              12,122,163

               PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)............... 2013   1.423
                                                                               2012   1.243
                                                                               2011   1.297
                                                                               2010   1.125
                                                                               2009   0.842
                                                                               2008   1.490
                                                                               2007   1.288
                                                                               2006   1.172
                                                                               2005   1.019
                                                                               2004   0.897
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00).................... 2013   2.253
                                                                               2012   1.994
                                                                               2011   2.268
                                                                               2010   1.789
                                                                               2009   1.298
                                                                               2008   2.180
                                                                               2007   1.917
                                                                               2006   1.729
                                                                               2005   1.486
                                                                               2004   1.209
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)...................... 2006   1.066
                                                                               2005   1.004
                                                                               2004   0.941
 Janus Aspen Forty Subaccount (Service Shares) (5/00)......................... 2009   0.679
                                                                               2008   1.236
                                                                               2007   0.917
                                                                               2006   0.853
                                                                               2005   0.768
                                                                               2004   0.660
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)............... 2008   0.732
                                                                               2007   0.679
                                                                               2006   0.584
                                                                               2005   0.561
                                                                               2004   0.544
 Janus Aspen Perkins Mid Cap Value Subaccount (Service Shares) (4/03)......... 2010   1.891
                                                                               2009   1.443
                                                                               2008   2.030
                                                                               2007   1.921
                                                                               2006   1.693
                                                                               2005   1.560
                                                                               2004   1.343
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 2013   1.646
                                                                               2012   1.452
                                                                               2011   1.570
                                                                               2010   1.365
                                                                               2009   1.070
                                                                               2008   1.711
                                                                               2007   1.785
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)...... 2013   1.646
                                                                               2012   1.433
                                                                               2011   1.384
                                                                               2010   1.282
                                                                               2009   1.045
                                                                               2008   1.645
                                                                               2007   1.606
                                                                               2006   1.377
                                                                               2005   1.311
                                                                               2004   1.204



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)............... 1.838               6,855,805
                                                                               1.423               8,366,973
                                                                               1.243              10,638,336
                                                                               1.297              12,061,335
                                                                               1.125              14,627,602
                                                                               0.842              18,718,821
                                                                               1.490              26,589,742
                                                                               1.288              29,766,697
                                                                               1.172              29,206,274
                                                                               1.019              24,759,212
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00).................... 3.018               3,455,681
                                                                               2.253               4,104,465
                                                                               1.994               5,065,373
                                                                               2.268               6,039,695
                                                                               1.789               7,239,853
                                                                               1.298               8,989,430
                                                                               2.180              12,919,618
                                                                               1.917              15,186,897
                                                                               1.729              15,313,391
                                                                               1.486              13,565,586
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)...................... 1.102                      --
                                                                               1.066              22,690,520
                                                                               1.004              26,103,089
 Janus Aspen Forty Subaccount (Service Shares) (5/00)......................... 0.759                      --
                                                                               0.679               2,422,908
                                                                               1.236               3,418,877
                                                                               0.917               3,627,023
                                                                               0.853               3,521,990
                                                                               0.768               3,391,877
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)............... 0.690                      --
                                                                               0.732              18,217,150
                                                                               0.679              21,251,779
                                                                               0.584              24,083,675
                                                                               0.561              28,624,746
 Janus Aspen Perkins Mid Cap Value Subaccount (Service Shares) (4/03)......... 2.041                      --
                                                                               1.891                 294,944
                                                                               1.443                 361,730
                                                                               2.030                 466,014
                                                                               1.921                 513,652
                                                                               1.693                 495,211
                                                                               1.560                 541,890
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 2.146              11,744,952
                                                                               1.646              14,121,268
                                                                               1.452              16,661,552
                                                                               1.570              21,352,828
                                                                               1.365              26,763,019
                                                                               1.070              35,047,749
                                                                               1.711              48,365,342
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)...... 2.148               5,218,387
                                                                               1.646               6,437,230
                                                                               1.433               7,565,687
                                                                               1.384               8,986,778
                                                                               1.282              11,267,175
                                                                               1.045              14,368,536
                                                                               1.645              19,996,736
                                                                               1.606              24,335,381
                                                                               1.377              29,147,578
                                                                               1.311              33,602,765

                    PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                                  UNIT VALUE AT
                                                                                                   BEGINNING OF
PORTFOLIO NAME                                                                             YEAR        YEAR
----------------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)................ 2013   1.446
                                                                                          2012   1.228
                                                                                          2011   1.228
                                                                                          2010   0.995
                                                                                          2009   0.707
                                                                                          2008   1.209
                                                                                          2007   1.114
                                                                                          2006   1.002
                                                                                          2005   0.969
                                                                                          2004   0.853
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (5/98)........ 2013   2.287
                                                                                          2012   1.960
                                                                                          2011   1.954
                                                                                          2010   1.724
                                                                                          2009   1.124
                                                                                          2008   1.648
                                                                                          2007   1.672
                                                                                          2006   1.533
                                                                                          2005   1.497
                                                                                          2004   1.367
 LMPVIT Western Asset Variable Strategic Bond Subaccount (Class I) (5/98)................ 2011   1.646
                                                                                          2010   1.493
                                                                                          2009   1.243
                                                                                          2008   1.519
                                                                                          2007   1.510
                                                                                          2006   1.458
                                                                                          2005   1.443
                                                                                          2004   1.372
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98).............................................. 2007   1.977
                                                                                          2006   1.698
                                                                                          2005   1.655
                                                                                          2004   1.549
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 2013   1.051
                                                                                          2012   0.844
                                                                                          2011   0.904
                                                                                          2010   0.788
                                                                                          2009   0.592
                                                                                          2008   1.026
                                                                                          2007   1.222
                                                                                          2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class E) (5/09)....................... 2013   1.142
                                                                                          2012   0.945
                                                                                          2011   1.035
                                                                                          2010   0.958
                                                                                          2009   0.760
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................................... 2013   1.403
                                                                                          2012   1.201
                                                                                          2011   1.236
                                                                                          2010   1.091
                                                                                          2009   0.873
 MIST Invesco Mid Cap Value Subaccount (Class A) (4/12).................................. 2013   1.866
                                                                                          2012   1.810
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......................... 2013   2.195
                                                                                          2012   1.869
                                                                                          2011   2.324
                                                                                          2010   1.901
                                                                                          2009   1.139
                                                                                          2008   2.589
                                                                                          2007   2.052
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class A) (4/08).......................... 2013   1.099
                                                                                          2012   1.017
                                                                                          2011   1.105
                                                                                          2010   0.846
                                                                                          2009   0.544
                                                                                          2008   0.978



                                                                                                           NUMBER OF UNITS
                                                                                           UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                              END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)................ 2.097               1,382,509
                                                                                          1.446               1,653,672
                                                                                          1.228               2,023,984
                                                                                          1.228               2,407,957
                                                                                          0.995               2,725,034
                                                                                          0.707               3,158,558
                                                                                          1.209               4,188,379
                                                                                          1.114               5,310,869
                                                                                          1.002               6,238,148
                                                                                          0.969               7,350,185
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (5/98)........ 2.396                 500,603
                                                                                          2.287                 670,755
                                                                                          1.960                 728,039
                                                                                          1.954                 885,751
                                                                                          1.724               1,155,795
                                                                                          1.124               1,557,845
                                                                                          1.648               2,056,715
                                                                                          1.672               2,753,234
                                                                                          1.533               3,510,911
                                                                                          1.497               4,018,858
 LMPVIT Western Asset Variable Strategic Bond Subaccount (Class I) (5/98)................ 1.685                      --
                                                                                          1.646               2,983,125
                                                                                          1.493               3,512,863
                                                                                          1.243               3,975,615
                                                                                          1.519               5,610,222
                                                                                          1.510               6,677,249
                                                                                          1.458               7,624,169
                                                                                          1.443               8,574,282
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98).............................................. 2.076                      --
                                                                                          1.977              19,730,122
                                                                                          1.698              22,894,995
                                                                                          1.655              25,770,869
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 1.076               3,996,279
                                                                                          1.051               5,312,104
                                                                                          0.844               6,240,641
                                                                                          0.904               7,342,272
                                                                                          0.788               9,322,885
                                                                                          0.592              11,831,373
                                                                                          1.026              17,519,536
                                                                                          1.222              22,994,164
 MIST ClearBridge Aggressive Growth II Subaccount (Class E) (5/09)....................... 1.452               1,468,784
                                                                                          1.142               1,560,314
                                                                                          0.945               1,970,169
                                                                                          1.035               2,047,835
                                                                                          0.958               2,180,496
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................................... 1.874               3,438,293
                                                                                          1.403               4,223,807
                                                                                          1.201               5,128,633
                                                                                          1.236               6,265,151
                                                                                          1.091               7,934,328
 MIST Invesco Mid Cap Value Subaccount (Class A) (4/12).................................. 2.403               1,924,838
                                                                                          1.866               2,457,911
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......................... 2.061               1,604,363
                                                                                          2.195               2,165,796
                                                                                          1.869               2,939,080
                                                                                          2.324               3,566,576
                                                                                          1.901               4,056,913
                                                                                          1.139               4,890,900
                                                                                          2.589               6,465,639
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class A) (4/08).......................... 1.509               1,150,934
                                                                                          1.099               1,452,327
                                                                                          1.017               1,714,085
                                                                                          1.105               2,122,048
                                                                                          0.846               2,533,032
                                                                                          0.544               2,966,212

                PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/07) *................... 2013   1.591
                                                                                 2012   1.328
                                                                                 2011   1.467
                                                                                 2010   1.280
                                                                                 2009   0.925
                                                                                 2008   1.573
                                                                                 2007   1.582
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08) *................... 2009   0.646
                                                                                 2008   1.043
Metropolitan Series Fund
 MFS(R) Value Subaccount (Class D) (4/13)....................................... 2013   1.971
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2013   1.453
                                                                                 2012   1.288
                                                                                 2011   1.435
                                                                                 2010   1.214
                                                                                 2009   0.963
 MSF BlackRock Money Market Subaccount (Class A) (4/06)......................... 2013   1.229
                                                                                 2012   1.246
                                                                                 2011   1.264
                                                                                 2010   1.282
                                                                                 2009   1.294
                                                                                 2008   1.276
                                                                                 2007   1.232
                                                                                 2006   1.203
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.898
                                                                                 2008   1.650
                                                                                 2007   1.610
                                                                                 2006   1.586
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.775
                                                                                 2012   1.557
                                                                                 2011   1.684
                                                                                 2010   1.492
                                                                                 2009   1.243
                                                                                 2008   2.067
                                                                                 2007   2.014
                                                                                 2006   1.960
 MSF Lord Abbett Mid Cap Value Subaccount (Class A) (4/07)...................... 2012   1.646
                                                                                 2011   1.783
                                                                                 2010   1.432
                                                                                 2009   0.980
                                                                                 2008   1.888
                                                                                 2007   2.004
 MSF Met/Artisan Mid Cap Value Subaccount (Class B) (5/10)...................... 2013   2.522
                                                                                 2012   2.293
                                                                                 2011   2.183
                                                                                 2010   2.065
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2013   2.182
                                                                                 2012   1.987
                                                                                 2011   1.971
                                                                                 2010   1.820
                                                                                 2009   1.559
                                                                                 2008   2.035
                                                                                 2007   1.981
                                                                                 2006   1.851
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)......................................................................... 2013   1.808
                                                                                 2012   1.648
                                                                                 2011   1.623
The Travelers Series Trust
 Travelers Equity Income Subaccount (12/96)..................................... 2006   1.864
                                                                                 2005   1.810
                                                                                 2004   1.670
 Travelers Large Cap Subaccount (12/96)......................................... 2006   1.538
                                                                                 2005   1.435
                                                                                 2004   1.366



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/07) *................... 1.999               2,569,510
                                                                                 1.591               3,320,156
                                                                                 1.328               3,884,601
                                                                                 1.467               4,841,019
                                                                                 1.280               5,729,967
                                                                                 0.925               5,206,421
                                                                                 1.573               7,473,947
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08) *................... 0.659                      --
                                                                                 0.646                      --
Metropolitan Series Fund
 MFS(R) Value Subaccount (Class D) (4/13)....................................... 2.305               5,065,129
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 1.923              14,098,502
                                                                                 1.453              17,793,728
                                                                                 1.288              21,565,247
                                                                                 1.435              25,609,950
                                                                                 1.214              30,730,485
 MSF BlackRock Money Market Subaccount (Class A) (4/06)......................... 1.212              11,203,114
                                                                                 1.229              13,273,181
                                                                                 1.246              16,807,568
                                                                                 1.264              19,035,283
                                                                                 1.282              24,038,242
                                                                                 1.294              39,814,833
                                                                                 1.276              34,190,333
                                                                                 1.232              32,772,233
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 0.937                      --
                                                                                 0.898              34,064,789
                                                                                 1.650              42,724,709
                                                                                 1.610              55,826,210
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 1.955                      --
                                                                                 1.775               9,721,064
                                                                                 1.557              11,585,404
                                                                                 1.684              13,734,917
                                                                                 1.492              16,088,014
                                                                                 1.243              19,676,195
                                                                                 2.067              26,108,968
                                                                                 2.014              33,843,362
 MSF Lord Abbett Mid Cap Value Subaccount (Class A) (4/07)...................... 1.821                      --
                                                                                 1.646               2,795,815
                                                                                 1.783               3,394,926
                                                                                 1.432               3,946,498
                                                                                 0.980               4,393,935
                                                                                 1.888               5,892,280
 MSF Met/Artisan Mid Cap Value Subaccount (Class B) (5/10)...................... 3.395                 120,199
                                                                                 2.522                 176,259
                                                                                 2.293                 198,055
                                                                                 2.183                 205,292
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2.555              17,710,296
                                                                                 2.182              21,463,712
                                                                                 1.987              25,624,083
                                                                                 1.971              29,778,017
                                                                                 1.820              35,577,508
                                                                                 1.559              44,392,462
                                                                                 2.035              60,705,244
                                                                                 1.981              75,566,898
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)......................................................................... 1.798               5,271,654
                                                                                 1.808               6,497,474
                                                                                 1.648               7,694,237
The Travelers Series Trust
 Travelers Equity Income Subaccount (12/96)..................................... 1.960                      --
                                                                                 1.864              42,754,927
                                                                                 1.810              51,151,676
 Travelers Large Cap Subaccount (12/96)......................................... 1.586                      --
                                                                                 1.538              31,559,275
                                                                                 1.435              37,647,579

                         PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
Universal Institutional Funds, Inc.
 UIF Emerging Markets Equity Subaccount (Class I) (5/98).......... 2007   2.357           2.536                      --
                                                                   2006   1.743           2.357               2,241,477
                                                                   2005   1.320           1.743               2,912,196
                                                                   2004   1.087           1.320               2,991,257
 UIF Global Value Equity Subaccount (Class I) (5/98).............. 2007   1.492           1.594                     (60)
                                                                   2006   1.248           1.492               9,321,384
                                                                   2005   1.196           1.248               9,875,671
                                                                   2004   1.068           1.196              10,131,399
 UIF Growth Subaccount (Class I) (5/00)........................... 2013   0.967           1.412               1,148,131
                                                                   2012   0.858           0.967               1,634,116
                                                                   2011   0.895           0.858               1,896,838
                                                                   2010   0.738           0.895               2,219,446
                                                                   2009   0.452           0.738               2,643,689
                                                                   2008   0.903           0.452               2,948,015
                                                                   2007   0.751           0.903               3,996,346
                                                                   2006   0.732           0.751               4,845,566
                                                                   2005   0.641           0.732               5,699,517
                                                                   2004   0.603           0.641               6,125,981
 UIF Mid Cap Growth Subaccount (Class I) (5/00)................... 2008   1.032           0.981                      --
                                                                   2007   0.853           1.032               4,226,325
                                                                   2006   0.792           0.853               5,328,059
                                                                   2005   0.683           0.792               6,724,785
                                                                   2004   0.569           0.683               7,630,311
 UIF Technology Subaccount (Class I) (5/00)....................... 2006   0.231           0.241                      --
                                                                   2005   0.235           0.231               8,705,526
                                                                   2004   0.242           0.235               9,958,049
 UIF U.S. Mid Cap Value Subaccount (Class I) (5/98)............... 2007   1.900           2.028                      --
                                                                   2006   1.596           1.900               7,382,753
                                                                   2005   1.441           1.596               8,880,223
                                                                   2004   1.275           1.441              10,745,484
 UIF U.S. Real Estate Subaccount (Class I) (5/98)................. 2006   2.439           3.100                      --
                                                                   2005   2.113           2.439               2,682,469
                                                                   2004   1.571           2.113               3,026,413
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).............. 2009   0.870           0.845                      --
                                                                   2008   1.375           0.870               6,938,735
                                                                   2007   1.427           1.375              10,722,981
                                                                   2006   1.247           1.427              12,624,508
                                                                   2005   1.215           1.247              14,193,294
                                                                   2004   1.049           1.215              13,143,701
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........... 2009   0.479           0.492                      --
                                                                   2008   0.854           0.479               1,337,633
                                                                   2007   0.770           0.854               1,857,644
                                                                   2006   0.731           0.770               2,089,629
                                                                   2005   0.688           0.731               2,748,000
                                                                   2004   0.672           0.688               3,051,014
 Van Kampen LIT Money Market Subaccount (Class II) (12/00)........ 2006   1.008           1.016                      --
                                                                   2005   0.998           1.008               5,249,240
                                                                   2004   1.006           0.998               6,032,319





                                  PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.60%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (12/00)........ 2013   0.700           0.964           2,059,699
                                                                        2012   0.628           0.700           2,188,344
                                                                        2011   0.681           0.628           2,511,726
                                                                        2010   0.579           0.681           1,291,403
                                                                        2009   0.355           0.579           1,391,841
                                                                        2008   0.709           0.355           2,101,802
                                                                        2007   0.618           0.709           2,911,066
                                                                        2006   0.612           0.618           3,098,380
                                                                        2005   0.578           0.612           3,498,864
                                                                        2004   0.550           0.578           3,817,329

                             PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Invesco V.I. Comstock Subaccount (Series I) (5/11)...................... 2013   0.971           1.299                 769,437
                                                                          2012   0.827           0.971                 825,337
                                                                          2011   0.933           0.827                 917,899
 Invesco V.I. Government Securities Subaccount (Series II) (5/11)........ 2013   1.373           1.313                 796,835
                                                                          2012   1.365           1.373               1,078,475
                                                                          2011   1.294           1.365               1,218,622
 Invesco V.I. Growth and Income Subaccount (Series II) (12/00)........... 2013   1.374           1.809               2,520,165
                                                                          2012   1.221           1.374               2,861,167
                                                                          2011   1.269           1.221               3,219,224
                                                                          2010   1.150           1.269               3,583,076
                                                                          2009   0.941           1.150               4,448,060
                                                                          2008   1.411           0.941               4,688,511
                                                                          2007   1.398           1.411               6,132,375
                                                                          2006   1.225           1.398               6,301,529
                                                                          2005   1.135           1.225               7,196,316
                                                                          2004   1.010           1.135               7,321,194
 Invesco V.I. Van Kampen Government Subaccount (Series II) (12/00)....... 2011   1.287           1.294                      --
                                                                          2010   1.247           1.287               1,447,717
                                                                          2009   1.256           1.247               1,962,076
                                                                          2008   1.258           1.256               2,496,220
                                                                          2007   1.194           1.258               3,111,406
                                                                          2006   1.177           1.194               3,098,878
                                                                          2005   1.158           1.177               3,442,890
                                                                          2004   1.132           1.158               3,698,673
 Invesco V.I. Van Kampen Value Subaccount (Series I) (5/98).............. 2011   1.297           1.417                      --
                                                                          2010   1.139           1.297                 697,451
                                                                          2009   0.883           1.139                 880,295
                                                                          2008   1.400           0.883               1,108,739
                                                                          2007   1.467           1.400               1,739,855
                                                                          2006   1.275           1.467               1,806,734
                                                                          2005   1.239           1.275               2,163,741
                                                                          2004   1.069           1.239               2,057,230
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00).......... 2013   1.390           1.792               1,348,784
                                                                          2012   1.216           1.390               1,669,236
                                                                          2011   1.271           1.216               1,852,574
                                                                          2010   1.105           1.271               2,922,025
                                                                          2009   0.829           1.105               3,578,229
                                                                          2008   1.470           0.829               3,543,638
                                                                          2007   1.273           1.470               4,208,845
                                                                          2006   1.161           1.273               4,380,893
                                                                          2005   1.011           1.161               5,379,608
                                                                          2004   0.892           1.011               4,337,857
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............... 2013   2.200           2.942                 492,998
                                                                          2012   1.952           2.200                 574,122
                                                                          2011   2.224           1.952                 699,543
                                                                          2010   1.758           2.224               1,105,493
                                                                          2009   1.278           1.758               1,463,971
                                                                          2008   2.151           1.278               1,589,133
                                                                          2007   1.895           2.151               1,876,861
                                                                          2006   1.713           1.895               1,947,822
                                                                          2005   1.475           1.713               2,268,094
                                                                          2004   1.202           1.475               1,772,604
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)................. 2006   1.056           1.091                      --
                                                                          2005   0.997           1.056               1,816,533
                                                                          2004   0.935           0.997               2,132,712
 Janus Aspen Forty Subaccount (Service Shares) (5/00).................... 2009   0.668           0.746                      --
                                                                          2008   1.219           0.668                 396,287
                                                                          2007   0.907           1.219                 473,153
                                                                          2006   0.845           0.907                 523,691
                                                                          2005   0.762           0.845                 578,846
                                                                          2004   0.657           0.762                 790,519
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).......... 2008   0.722           0.680                      --
                                                                          2007   0.671           0.722               1,149,857
                                                                          2006   0.578           0.671               1,256,442
                                                                          2005   0.557           0.578               1,952,016
                                                                          2004   0.541           0.557               2,158,656

                  PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 Janus Aspen Perkins Mid Cap Value Subaccount (Service Shares) (4/03)................ 2010   1.866
                                                                                      2009   1.427
                                                                                      2008   2.011
                                                                                      2007   1.907
                                                                                      2006   1.684
                                                                                      2005   1.555
                                                                                      2004   1.341
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2013   1.608
                                                                                      2012   1.421
                                                                                      2011   1.540
                                                                                      2010   1.342
                                                                                      2009   1.054
                                                                                      2008   1.688
                                                                                      2007   1.763
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)............. 2013   1.607
                                                                                      2012   1.402
                                                                                      2011   1.357
                                                                                      2010   1.260
                                                                                      2009   1.028
                                                                                      2008   1.623
                                                                                      2007   1.588
                                                                                      2006   1.364
                                                                                      2005   1.301
                                                                                      2004   1.198
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)............ 2013   1.413
                                                                                      2012   1.202
                                                                                      2011   1.205
                                                                                      2010   0.978
                                                                                      2009   0.696
                                                                                      2008   1.193
                                                                                      2007   1.102
                                                                                      2006   0.993
                                                                                      2005   0.962
                                                                                      2004   0.849
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (5/98).... 2013   2.233
                                                                                      2012   1.918
                                                                                      2011   1.916
                                                                                      2010   1.694
                                                                                      2009   1.107
                                                                                      2008   1.626
                                                                                      2007   1.653
                                                                                      2006   1.518
                                                                                      2005   1.486
                                                                                      2004   1.359
 LMPVIT Western Asset Variable Strategic Bond Subaccount (Class I) (5/98)............ 2011   1.614
                                                                                      2010   1.467
                                                                                      2009   1.224
                                                                                      2008   1.499
                                                                                      2007   1.493
                                                                                      2006   1.444
                                                                                      2005   1.432
                                                                                      2004   1.365
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98).......................................... 2007   1.955
                                                                                      2006   1.682
                                                                                      2005   1.642
                                                                                      2004   1.541
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2013   1.037
                                                                                      2012   0.835
                                                                                      2011   0.895
                                                                                      2010   0.782
                                                                                      2009   0.588
                                                                                      2008   1.023
                                                                                      2007   1.220
                                                                                      2006   1.003



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 Janus Aspen Perkins Mid Cap Value Subaccount (Service Shares) (4/03)................ 2.012                      --
                                                                                      1.866                 128,852
                                                                                      1.427                 128,764
                                                                                      2.011                 179,838
                                                                                      1.907                 298,448
                                                                                      1.684                 264,998
                                                                                      1.555                 318,302
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2.092                 604,197
                                                                                      1.608                 754,064
                                                                                      1.421                 849,244
                                                                                      1.540               1,092,225
                                                                                      1.342               1,237,014
                                                                                      1.054               1,449,399
                                                                                      1.688               1,977,509
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)............. 2.094                 717,957
                                                                                      1.607                 887,646
                                                                                      1.402                 933,998
                                                                                      1.357                 519,345
                                                                                      1.260                 568,115
                                                                                      1.028                 653,190
                                                                                      1.623                 853,291
                                                                                      1.588                 996,234
                                                                                      1.364               1,125,089
                                                                                      1.301               1,573,451
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)............ 2.044                 867,224
                                                                                      1.413                 929,684
                                                                                      1.202               1,113,682
                                                                                      1.205                 647,934
                                                                                      0.978                 781,948
                                                                                      0.696                 968,961
                                                                                      1.193               1,248,844
                                                                                      1.102               1,381,925
                                                                                      0.993               1,499,921
                                                                                      0.962               1,801,637
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (5/98).... 2.336                 200,324
                                                                                      2.233                 257,276
                                                                                      1.918                 309,753
                                                                                      1.916                 320,342
                                                                                      1.694                 382,788
                                                                                      1.107                 479,687
                                                                                      1.626                 637,086
                                                                                      1.653                 690,520
                                                                                      1.518                 795,981
                                                                                      1.486                 802,226
 LMPVIT Western Asset Variable Strategic Bond Subaccount (Class I) (5/98)............ 1.651                      --
                                                                                      1.614               1,604,821
                                                                                      1.467               1,490,118
                                                                                      1.224               1,364,035
                                                                                      1.499               2,162,210
                                                                                      1.493               2,204,269
                                                                                      1.444               2,444,146
                                                                                      1.432               2,318,254
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98).......................................... 2.051                      --
                                                                                      1.955               1,390,573
                                                                                      1.682               1,676,349
                                                                                      1.642               2,186,181
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.059                 404,537
                                                                                      1.037                 494,951
                                                                                      0.835                 731,153
                                                                                      0.895               1,432,280
                                                                                      0.782               1,687,502
                                                                                      0.588               1,930,194
                                                                                      1.023               2,448,908
                                                                                      1.220               2,653,592

                             PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST ClearBridge Aggressive Growth II Subaccount (Class E) (5/09)....... 2013   1.116           1.415                 216,599
                                                                          2012   0.924           1.116                 224,261
                                                                          2011   1.015           0.924                 250,279
                                                                          2010   0.942           1.015                 307,244
                                                                          2009   0.750           0.942                 342,217
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.371           1.827               2,218,344
                                                                          2012   1.175           1.371               2,643,852
                                                                          2011   1.212           1.175               3,379,427
                                                                          2010   1.072           1.212               3,990,123
                                                                          2009   0.859           1.072               4,719,942
 MIST Invesco Mid Cap Value Subaccount (Class A) (4/12).................. 2013   1.822           2.343                 875,828
                                                                          2012   1.770           1.822                 940,010
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.144           2.009                 388,095
                                                                          2012   1.829           2.144                 415,996
                                                                          2011   2.279           1.829                 634,626
                                                                          2010   1.867           2.279                 710,999
                                                                          2009   1.122           1.867                 547,133
                                                                          2008   2.554           1.122                 506,692
                                                                          2007   2.027           2.554                 817,247
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class A) (4/08).......... 2013   1.073           1.471                 357,028
                                                                          2012   0.995           1.073                 454,389
                                                                          2011   1.084           0.995                 532,215
                                                                          2010   0.832           1.084                 635,919
                                                                          2009   0.535           0.832                 777,597
                                                                          2008   0.964           0.535                 911,042
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/07) *............ 2013   1.554           1.948                 714,447
                                                                          2012   1.299           1.554                 762,414
                                                                          2011   1.439           1.299                 900,935
                                                                          2010   1.258           1.439               1,076,448
                                                                          2009   0.911           1.258               1,146,827
                                                                          2008   1.552           0.911               1,033,455
                                                                          2007   1.563           1.552               1,573,331
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08) *............ 2009   0.643           0.884                 797,454
                                                                          2008   1.039           0.643               1,069,073
Metropolitan Series Fund
 MFS(R) Value Subaccount (Class D) (4/13)................................ 2013   1.923           2.246                 325,297
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.419           1.874                 232,103
                                                                          2012   1.261           1.419                 322,407
                                                                          2011   1.407           1.261                 416,784
                                                                          2010   1.193           1.407               1,280,459
                                                                          2009   0.947           1.193               1,314,819
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   1.200           1.181               2,521,597
                                                                          2012   1.220           1.200               2,475,631
                                                                          2011   1.239           1.220               2,321,778
                                                                          2010   1.259           1.239               2,345,366
                                                                          2009   1.274           1.259               3,813,323
                                                                          2008   1.259           1.274               4,633,368
                                                                          2007   1.218           1.259               4,112,663
                                                                          2006   1.191           1.218               3,762,146
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.884           0.922                      --
                                                                          2008   1.628           0.884               1,238,248
                                                                          2007   1.591           1.628               1,399,766
                                                                          2006   1.570           1.591               1,443,110
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.733           1.908                      --
                                                                          2012   1.523           1.733                 396,240
                                                                          2011   1.651           1.523                 514,846
                                                                          2010   1.466           1.651               1,242,268
                                                                          2009   1.224           1.466               1,325,969
                                                                          2008   2.039           1.224               1,488,652
                                                                          2007   1.990           2.039               1,732,804
                                                                          2006   1.940           1.990               1,956,216
 MSF Lord Abbett Mid Cap Value Subaccount (Class A) (4/07)............... 2012   1.611           1.781                      --
                                                                          2011   1.749           1.611               1,297,994
                                                                          2010   1.407           1.749               1,090,811
                                                                          2009   0.965           1.407               1,340,686
                                                                          2008   1.863           0.965               1,484,427
                                                                          2007   1.979           1.863               1,825,024

               PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MSF Met/Artisan Mid Cap Value Subaccount (Class B) (5/10)..................... 2013   2.474
                                                                                2012   2.253
                                                                                2011   2.150
                                                                                2010   2.036
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)........................... 2013   2.131
                                                                                2012   1.945
                                                                                2011   1.933
                                                                                2010   1.788
                                                                                2009   1.535
                                                                                2008   2.008
                                                                                2007   1.958
                                                                                2006   1.832
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................ 2013   1.766
                                                                                2012   1.612
                                                                                2011   1.591
The Travelers Series Trust
 Travelers Equity Income Subaccount (12/96).................................... 2006   1.847
                                                                                2005   1.796
                                                                                2004   1.661
 Travelers Large Cap Subaccount (12/96)........................................ 2006   1.523
                                                                                2005   1.424
                                                                                2004   1.358
Universal Institutional Funds, Inc.
 UIF Emerging Markets Equity Subaccount (Class I) (5/98)....................... 2007   2.330
                                                                                2006   1.726
                                                                                2005   1.310
                                                                                2004   1.081
 UIF Global Value Equity Subaccount (Class I) (5/98)........................... 2007   1.475
                                                                                2006   1.236
                                                                                2005   1.187
                                                                                2004   1.062
 UIF Growth Subaccount (Class I) (5/00)........................................ 2013   0.945
                                                                                2012   0.839
                                                                                2011   0.877
                                                                                2010   0.726
                                                                                2009   0.445
                                                                                2008   0.891
                                                                                2007   0.742
                                                                                2006   0.725
                                                                                2005   0.636
                                                                                2004   0.600
 UIF Mid Cap Growth Subaccount (Class I) (5/00)................................ 2008   1.018
                                                                                2007   0.843
                                                                                2006   0.784
                                                                                2005   0.678
                                                                                2004   0.566
 UIF Technology Subaccount (Class I) (5/00).................................... 2006   0.229
                                                                                2005   0.233
                                                                                2004   0.241
 UIF U.S. Mid Cap Value Subaccount (Class I) (5/98)............................ 2007   1.878
                                                                                2006   1.581
                                                                                2005   1.430
                                                                                2004   1.268
 UIF U.S. Real Estate Subaccount (Class I) (5/98).............................. 2006   2.416
                                                                                2005   2.097
                                                                                2004   1.562
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00)........................... 2009   0.857
                                                                                2008   1.356
                                                                                2007   1.411
                                                                                2006   1.235
                                                                                2005   1.206
                                                                                2004   1.043



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MSF Met/Artisan Mid Cap Value Subaccount (Class B) (5/10)..................... 3.324                  80,778
                                                                                2.474                  84,959
                                                                                2.253                 101,074
                                                                                2.150                 102,686
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)........................... 2.490                 667,934
                                                                                2.131               1,027,124
                                                                                1.945               1,311,588
                                                                                1.933               1,544,043
                                                                                1.788               1,860,187
                                                                                1.535               1,976,287
                                                                                2.008               2,547,845
                                                                                1.958               2,850,181
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................ 1.752                 971,459
                                                                                1.766               1,234,057
                                                                                1.612               1,424,201
The Travelers Series Trust
 Travelers Equity Income Subaccount (12/96).................................... 1.940                      --
                                                                                1.847               2,875,197
                                                                                1.796               2,971,611
 Travelers Large Cap Subaccount (12/96)........................................ 1.570                      --
                                                                                1.523               2,325,135
                                                                                1.424               2,394,298
Universal Institutional Funds, Inc.
 UIF Emerging Markets Equity Subaccount (Class I) (5/98)....................... 2.505                      --
                                                                                2.330                 597,410
                                                                                1.726                 606,734
                                                                                1.310                 559,296
 UIF Global Value Equity Subaccount (Class I) (5/98)........................... 1.574                      --
                                                                                1.475               1,743,791
                                                                                1.236               1,504,966
                                                                                1.187               1,449,166
 UIF Growth Subaccount (Class I) (5/00)........................................ 1.377                 574,888
                                                                                0.945                 636,328
                                                                                0.839                 693,032
                                                                                0.877                 822,311
                                                                                0.726                 877,510
                                                                                0.445               1,048,921
                                                                                0.891               1,485,044
                                                                                0.742               1,459,512
                                                                                0.725               1,636,842
                                                                                0.636               2,045,875
 UIF Mid Cap Growth Subaccount (Class I) (5/00)................................ 0.967                      --
                                                                                1.018               1,207,719
                                                                                0.843               1,265,478
                                                                                0.784               1,336,972
                                                                                0.678               1,560,473
 UIF Technology Subaccount (Class I) (5/00).................................... 0.239                      --
                                                                                0.229               2,635,430
                                                                                0.233               2,182,388
 UIF U.S. Mid Cap Value Subaccount (Class I) (5/98)............................ 2.004                      --
                                                                                1.878               1,944,293
                                                                                1.581               2,192,072
                                                                                1.430               2,254,502
 UIF U.S. Real Estate Subaccount (Class I) (5/98).............................. 3.065                      --
                                                                                2.416               1,162,250
                                                                                2.097               1,138,951
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00)........................... 0.831                      --
                                                                                0.857               2,185,600
                                                                                1.356               2,502,551
                                                                                1.411               2,716,155
                                                                                1.235               3,076,788
                                                                                1.206               2,498,453

                         PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........... 2009   0.472           0.484                      --
                                                                   2008   0.842           0.472                 591,474
                                                                   2007   0.761           0.842               1,008,408
                                                                   2006   0.724           0.761               1,115,553
                                                                   2005   0.682           0.724               1,213,722
                                                                   2004   0.668           0.682               1,536,923
 Van Kampen LIT Money Market Subaccount (Class II) (12/00)........ 2006   0.998           1.005                      --
                                                                   2005   0.990           0.998               4,219,297
                                                                   2004   1.001           0.990               3,766,879


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Van Kampen Life Investment Trust-Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Universal Institutional Funds, Inc.-U.S. Real Estate Securities Portfolio was replaced by Met Investors Series
Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-Emerging Markets Equity Portfolio was replaced by Met Investors Series Trust - MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-Global Value Equity Portfolio was replaced by Metropolitan Series Fund,
Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-U.S. Mid Cap Value Portfolio was replaced by Metropolitan Series Fund, Inc.-Neuberger Berman Mid Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, The Universal Institutional Funds, Inc,-Mid Cap Growth Portfolio was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Janus Aspen Series-Forty Portfolio was replaced by Met Investors Series Trust-Janus Forty Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Janus Aspen Series- Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares was replaced by Metropolitan Series Fund, Inc.- Met/Artisan Mid Cap Value Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Strategic Bond Portfolio - Class I was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.


Effective on or about 05/2/2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco Van Kampen V.I. Government Fund merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco V.I. Government Securities Fund and is no longer available as a funding option.

Effective on or about 05/2/2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco Van Kampen V.I. Value Fund merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco Van Kampen V.I. Comstock Fund and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Lord Abbett Mid Cap Value Portfolio merged into Met Investors Series Trust-Lord Abbett Mid Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed.




              FORMER NAME                                NEW NAME
-------------------------------------- -------------------------------------------
MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
 Janus Forty Portfolio                 ClearBridge Aggressive Growth Portfolio II
 Lord Abbett Mid Cap Value Portfolio   Invesco Mid Cap Value Portfolio



UNDERLYING FUND MERGER
The following former Underlying Fund merged with and into the new Underlying
Fund.




         FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
--------------------------------------------- ----------------------------------------
MET INVESTORS SERIES TRUST                    MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II   ClearBridge Aggressive Growth Portfolio



UNDERLYING FUND SUBSTITUTIONS
The following former Underlying Funds were replaced by the new Underlying
Funds.




          FORMER UNDERLYING FUND/TRUST                   NEW UNDERLYING FUND/TRUST
------------------------------------------------ -----------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE   METROPOLITAN SERIES FUND
INSURANCE FUNDS)
 Invesco V.I. American Franchise Fund            T. Rowe Price Large Cap Growth Portfolio
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE   MET INVESTORS SERIES TRUST
INSURANCE FUNDS)
 Invesco V.I. Growth and Income Fund             Invesco Comstock Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST        MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio    T. Rowe Price Large Cap Value Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 28, 2014 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


MIC-Book-06-07-10-11

                              PORTFOLIO ARCHITECT
                          PORTFOLIO ARCHITECT SELECT
                          PREMIER ADVISERS- (CLASS I)
                          PREMIER ADVISERS- (CLASS II)


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                 APRIL 28, 2014



                                      FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the

Individual Variable Annuity Contract Prospectus may be obtained by writing to

MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box

103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange

Commission's website at http://www.sec.gov.
                        ------------------
























                                                            MIC-Book-06-07-10-11

                              TABLE OF CONTENTS

                                                                PAGE
                                                                ----
THE INSURANCE COMPANY.........................................    2
PRINCIPAL UNDERWRITER.........................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.............    2
VALUATION OF ASSETS...........................................    3
FEDERAL TAX CONSIDERATIONS....................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................    7
CONDENSED FINANCIAL INFORMATION -- Portfolio Architect........    9
FINANCIAL STATEMENTS..........................................    1

                             THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), - and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. - -MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. - Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. - The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.



STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                             PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.



               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                           UNDERWRITING COMMISSIONS
                           ------------------------


              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2013........$43,373,276                     $0
 2012........$35,916,770                     $0
 2011........$39,198,439                     $0


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same

7-day period, determined on an unadjusted basis (which does not deduct

Contract-level charges), according to the same formula but where:
                                                       ---

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 701/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS



Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August-14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section-1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes, Section-72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section-72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 for 2014, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $52,000 for 2014 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.


SIMPLE PLAN IRA FORM


Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $12,000 in 2014 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a

SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS


Section-408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5-years, and the distribution is made after age 591/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1)-before age-591/2 (subject to certain exceptions) or
(2)-during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS


Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2014 is $52,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $17,500 in 2014. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 591/2, or in the case of hardship.

SECTION-403(B) PLANS



Under Code section-403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section-403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section-403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($17,500 in 2014).

Code section-403(b)(11) restricts this distribution under Code section-403(b) annuity contracts of: (1) elective contributions made in years beginning after December-31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January-1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age-591/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

   (d)        the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Exeter Reassurance Company, LTD ("Exeter"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes other matters related to a change in Exeter's presentation of insurance liabilities and to Exeter being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of MetLife Investors Insurance Company ("MLI"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to MLI being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                       CONDENSED FINANCIAL INFORMATION --
                              Portfolio Architect
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)..................... 2007   1.080       1.156            --
                                                                        2006   1.000       1.080        96,813
 AIM V.I. Premier Equity Subaccount (Series I) (9/00).................. 2006   0.689       0.724            --
                                                                        2005   0.663       0.689       153,812
                                                                        2004   0.637       0.663       158,662
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/00)........ 2006   0.636       0.622            --
                                                                        2005   0.563       0.636       360,084
                                                                        2004   0.528       0.563       364,796
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03).............. 2013   2.195       2.790         5,359
                                                                        2012   1.820       2.195         5,488
                                                                        2011   2.029       1.820         5,637
                                                                        2010   1.845       2.029         5,794
                                                                        2009   1.318       1.845         5,965
                                                                        2008   2.173       1.318        14,577
                                                                        2007   1.923       2.173        12,239
                                                                        2006   1.622       1.923        12,239
                                                                        2005   1.445       1.622            --
                                                                        2004   1.294       1.445            --
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2013   1.827       2.340         2,824
                                                                        2012   1.575       1.827         2,824
                                                                        2011   1.672       1.575         2,824
                                                                        2010   1.432       1.672        20,114
                                                                        2009   1.043       1.432        20,114
                                                                        2008   1.892       1.043         4,776
                                                                        2007   1.712       1.892         4,780
                                                                        2006   1.578       1.712         4,783
                                                                        2005   1.380       1.578            --
                                                                        2004   1.246       1.380            --
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2013   1.605       2.109        53,993
                                                                        2012   1.389       1.605        54,498
                                                                        2011   1.437       1.389        55,365
                                                                        2010   1.311       1.437        57,382
                                                                        2009   1.015       1.311        55,310
                                                                        2008   1.659       1.015        56,358
                                                                        2007   1.605       1.659        52,595
                                                                        2006   1.416       1.605        75,704
                                                                        2005   1.359       1.416       109,864
                                                                        2004   1.251       1.359       105,850
Capital Appreciation Fund
 Capital Appreciation Fund (12/96)..................................... 2006   2.154       2.131            --
                                                                        2005   1.851       2.154       206,741
                                                                        2004   1.574       1.851       228,305
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)................ 2007   1.947       2.040            --
                                                                        2006   1.493       1.947        29,503
                                                                        2005   1.186       1.493        29,503
                                                                        2004   0.964       1.186        20,143
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98).................. 2006   2.222       2.901            --
                                                                        2005   2.107       2.222       107,433
                                                                        2004   1.630       2.107       141,228
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)........... 2008   1.341       1.284            --

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                                   UNIT      UNIT     NUMBER OF
                                                                                                  VALUE      VALUE      UNITS
                                                                                                    AT        AT     OUTSTANDING
                                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                                           YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                        2007   1.272       1.341        51,816
                                                                                        2006   1.110       1.272        86,919
                                                                                        2005   1.081       1.110        94,383
                                                                                        2004   1.045       1.081       297,069
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)..................... 2008   1.149       1.085            --
                                                                                        2007   1.313       1.149       176,638
                                                                                        2006   1.286       1.313       237,467
                                                                                        2005   1.235       1.286       240,964
                                                                                        2004   1.127       1.235       364,778
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................... 2006   1.309       1.424            --
                                                                                        2005   1.207       1.309            --
                                                                                        2004   1.074       1.207            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)................. 2006   1.306       1.456            --
                                                                                        2005   1.205       1.306            --
                                                                                        2004   1.067       1.205            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00).................. 2013   1.390       1.792     1,348,784
                                                                                        2012   1.216       1.390     1,669,236
                                                                                        2011   1.271       1.216     1,852,574
                                                                                        2010   1.105       1.271     2,922,025
                                                                                        2009   0.829       1.105     3,578,229
                                                                                        2008   1.470       0.829     3,543,638
                                                                                        2007   1.273       1.470     4,208,845
                                                                                        2006   1.161       1.273     4,380,893
                                                                                        2005   1.011       1.161     5,379,608
                                                                                        2004   0.892       1.011     4,337,857
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)........ 2013   1.080       1.469            --
                                                                                        2012   0.898       1.080            --
                                                                                        2011   0.938       0.898            --
                                                                                        2010   0.808       0.938            --
                                                                                        2009   0.605       0.808            --
                                                                                        2008   1.047       0.605            --
                                                                                        2007   0.997       1.047            --
                                                                                        2006   0.890       0.997            --
                                                                                        2005   0.750       0.890            --
                                                                                        2004   0.752       0.750            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................. 2013   2.200       2.942       492,998
                                                                                        2012   1.952       2.200       574,122
                                                                                        2011   2.224       1.952       699,543
                                                                                        2010   1.758       2.224     1,105,493
                                                                                        2009   1.278       1.758     1,463,971
                                                                                        2008   2.151       1.278     1,589,133
                                                                                        2007   1.895       2.151     1,876,861
                                                                                        2006   1.713       1.895     1,947,822
                                                                                        2005   1.475       1.713     2,268,094
                                                                                        2004   1.202       1.475     1,772,604
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)........................... 2006   1.253       1.460            --
                                                                                        2005   1.152       1.253        51,887
                                                                                        2004   1.039       1.152        46,887
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)............ 2008   3.556       3.235            --
                                                                                        2007   2.806       3.556         1,375
                                                                                        2006   2.226       2.806         1,377
                                                                                        2005   1.775       2.226            --
                                                                                        2004   1.446       1.775            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)....................... 2013   1.463       1.771         4,306
                                                                                        2012   1.258       1.463         7,812
                                                                                        2011   1.430       1.258         8,824
                                                                                        2010   1.340       1.430         9,612
                                                                                        2009   0.994       1.340        12,381
                                                                                        2008   1.694       0.994        27,330
                                                                                        2007   1.491       1.694        46,764
                                                                                        2006   1.247       1.491        29,156
                                                                                        2005   1.150       1.247        20,241
                                                                                        2004   1.000       1.150            --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)........................ 2006   1.258       1.508            --

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2005   1.174       1.258       449,949
                                                                                   2004   1.028       1.174       288,619
High Yield Bond Trust
 High Yield Bond Trust (5/04)..................................................... 2006   1.065       1.089            --
                                                                                   2005   1.068       1.065            --
                                                                                   2004   1.000       1.068            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00).......................... 2006   1.056       1.091            --
                                                                                   2005   0.997       1.056     1,816,533
                                                                                   2004   0.935       0.997     2,132,712
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).............. 2010   1.077       1.092            --
                                                                                   2009   0.871       1.077        18,808
                                                                                   2008   1.247       0.871        20,273
                                                                                   2007   1.041       1.247        29,031
                                                                                   2006   0.995       1.041        29,661
                                                                                   2005   0.900       0.995        42,770
                                                                                   2004   0.801       0.900        44,130
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)................... 2008   0.722       0.680            --
                                                                                   2007   0.671       0.722     1,149,857
                                                                                   2006   0.578       0.671     1,256,442
                                                                                   2005   0.557       0.578     1,952,016
                                                                                   2004   0.541       0.557     2,158,656
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 2011   0.500       0.535            --
                                                                                   2010   0.408       0.500        26,675
                                                                                   2009   0.264       0.408        31,835
                                                                                   2008   0.480       0.264        34,029
                                                                                   2007   0.400       0.480        47,947
                                                                                   2006   0.377       0.400       123,023
                                                                                   2005   0.344       0.377       138,574
                                                                                   2004   0.347       0.344       138,753
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.544       1.733            --
                                                                                   2005   1.508       1.544         8,382
                                                                                   2004   1.334       1.508            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.185       1.724       143,237
                                                                                   2012   1.015       1.185       172,162
                                                                                   2011   1.006       1.015       187,646
                                                                                   2010   0.818       1.006       296,179
                                                                                   2009   0.618       0.818       403,615
                                                                                   2008   1.053       0.618       506,339
                                                                                   2007   1.092       1.053       830,843
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.608       2.092       604,197
                                                                                   2012   1.421       1.608       754,064
                                                                                   2011   1.540       1.421       849,244
                                                                                   2010   1.342       1.540     1,092,225
                                                                                   2009   1.054       1.342     1,237,014
                                                                                   2008   1.688       1.054     1,449,399
                                                                                   2007   1.763       1.688     1,977,509
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.869       2.391        16,980
                                                                                   2012   1.638       1.869        30,723
                                                                                   2011   1.622       1.638        38,204
                                                                                   2010   1.464       1.622        39,580
                                                                                   2009   1.218       1.464        60,779
                                                                                   2008   1.751       1.218        73,527
                                                                                   2007   1.691       1.751       114,593
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2013   1.151       1.561       690,738
                                                                                   2012   0.972       1.151       694,445
                                                                                   2011   0.994       0.972       722,414
                                                                                   2010   0.919       0.994       148,665
                                                                                   2009   0.656       0.919       167,881
                                                                                   2008   1.063       0.656       184,306
                                                                                   2007   1.062       1.063       262,745
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98).......... 2013   1.607       2.094       717,957

                          PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2012   1.402       1.607       887,646
                                                                              2011   1.357       1.402       933,998
                                                                              2010   1.260       1.357       519,345
                                                                              2009   1.028       1.260       568,115
                                                                              2008   1.623       1.028       653,190
                                                                              2007   1.588       1.623       853,291
                                                                              2006   1.364       1.588       996,234
                                                                              2005   1.301       1.364     1,125,089
                                                                              2004   1.198       1.301     1,573,451
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00).... 2013   1.413       2.044       867,224
                                                                              2012   1.202       1.413       929,684
                                                                              2011   1.205       1.202     1,113,682
                                                                              2010   0.978       1.205       647,934
                                                                              2009   0.696       0.978       781,948
                                                                              2008   1.193       0.696       968,961
                                                                              2007   1.102       1.193     1,248,844
                                                                              2006   0.993       1.102     1,381,925
                                                                              2005   0.962       0.993     1,499,921
                                                                              2004   0.849       0.962     1,801,637
 LMPVET Equity Index Subaccount (Class II) (5/99)............................ 2009   0.651       0.634            --
                                                                              2008   1.059       0.651       138,171
                                                                              2007   1.026       1.059       269,876
                                                                              2006   0.905       1.026       291,839
                                                                              2005   0.882       0.905       548,857
                                                                              2004   0.813       0.882       591,730
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.353       1.581            --
                                                                              2012   1.242       1.353            --
                                                                              2011   1.262       1.242            --
                                                                              2010   1.144       1.262            --
                                                                              2009   0.946       1.144            --
                                                                              2008   1.285       0.946            --
                                                                              2007   1.178       1.285            --
                                                                              2006   1.111       1.178            --
                                                                              2005   1.082       1.111            --
                                                                              2004   1.000       1.082            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)...... 2011   0.986       0.974            --
                                                                              2010   0.917       0.986         4,040
                                                                              2009   0.794       0.917         4,490
                                                                              2008   1.024       0.794         4,735
                                                                              2007   1.026       1.024         5,246
                                                                              2006   1.002       1.026        12,040
                                                                              2005   0.994       1.002        12,048
                                                                              2004   0.999       0.994        12,056
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98).................................. 2007   1.955       2.051            --
                                                                              2006   1.682       1.955     1,390,573
                                                                              2005   1.642       1.682     1,676,349
                                                                              2004   1.541       1.642     2,186,181
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)......................... 2007   1.194       1.244            --
                                                                              2006   1.164       1.194       184,093
                                                                              2005   1.124       1.164       207,146
                                                                              2004   1.137       1.124       186,793
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)....................... 2007   1.324       1.371            --
                                                                              2006   1.211       1.324       130,297
                                                                              2005   1.120       1.211       126,601
                                                                              2004   1.043       1.120        30,777
 LMPVPII Growth and Income Subaccount (Class I) (5/02)....................... 2007   1.232       1.287            --
                                                                              2006   1.114       1.232            --
                                                                              2005   1.092       1.114            --
                                                                              2004   1.024       1.092            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).................. 2007   1.616       1.679            --
                                                                              2006   1.400       1.616            --
                                                                              2005   1.378       1.400            --
                                                                              2004   1.243       1.378            --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.807       1.991            --
                                                                          2006   1.636       1.807        74,363
                                                                          2005   1.536       1.636        73,505
                                                                          2004   1.258       1.536        58,123
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.100       1.135            --
                                                                          2005   1.077       1.100         2,640
                                                                          2004   1.000       1.077         3,253
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.559       2.466            --
                                                                          2007   2.451       2.559       139,916
                                                                          2006   2.574       2.451       155,909
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   2.307       2.495        30,335
                                                                          2012   2.005       2.307        52,813
                                                                          2011   1.985       2.005        64,109
                                                                          2010   1.736       1.985        65,708
                                                                          2009   1.197       1.736       123,239
                                                                          2008   1.603       1.197       133,939
                                                                          2007   1.585       1.603       244,931
                                                                          2006   1.503       1.585       270,590
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.135       1.190            --
                                                                          2006   1.072       1.135        14,170
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.050       1.387            --
                                                                          2012   0.940       1.050            --
                                                                          2011   0.953       0.940            --
                                                                          2010   0.861       0.953         3,894
                                                                          2009   0.734       0.861        11,085
                                                                          2008   1.189       0.734        11,257
                                                                          2007   1.180       1.189        13,845
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   1.037       1.059       404,537
                                                                          2012   0.835       1.037       494,951
                                                                          2011   0.895       0.835       731,153
                                                                          2010   0.782       0.895     1,432,280
                                                                          2009   0.588       0.782     1,687,502
                                                                          2008   1.023       0.588     1,930,194
                                                                          2007   1.220       1.023     2,448,908
                                                                          2006   1.003       1.220     2,653,592
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   2.692       3.420        69,717
                                                                          2012   2.227       2.692        78,850
                                                                          2011   2.442       2.227        81,999
                                                                          2010   2.262       2.442       113,169
                                                                          2009   1.605       2.262       131,149
                                                                          2008   2.805       1.605       130,792
                                                                          2007   2.185       2.805       160,252
                                                                          2006   2.131       2.185       198,693
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   1.683       2.166        27,484
                                                                          2012   1.321       1.683        47,590
                                                                          2011   1.560       1.321        74,055
                                                                          2010   1.359       1.560       108,223
                                                                          2009   0.888       1.359        84,020
                                                                          2008   1.523       0.888       107,157
                                                                          2007   1.561       1.523       129,634
                                                                          2006   1.416       1.561       160,094
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.371       1.827     2,218,344
                                                                          2012   1.175       1.371     2,643,852
                                                                          2011   1.212       1.175     3,379,427
                                                                          2010   1.072       1.212     3,990,123
                                                                          2009   0.859       1.072     4,719,942
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2013   1.052       1.349        98,449
                                                                          2012   0.932       1.052        97,865
                                                                          2011   0.984       0.932        97,399
                                                                          2010   0.796       0.984       102,345
                                                                          2009   0.639       0.796       103,871
                                                                          2008   1.061       0.639       121,221
                                                                          2007   1.072       1.061       116,994
                                                                          2006   1.016       1.072         4,563

                           PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   0.924       0.914            --
                                                                                2008   1.256       0.924            --
                                                                                2007   1.200       1.256            --
                                                                                2006   1.135       1.200            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   2.427       2.584        29,033
                                                                                2012   2.179       2.427        30,310
                                                                                2011   2.112       2.179        34,571
                                                                                2010   1.896       2.112        33,350
                                                                                2009   1.405       1.896        33,960
                                                                                2008   1.750       1.405        54,533
                                                                                2007   1.664       1.750       129,035
                                                                                2006   1.588       1.664       219,958
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.411       0.390            --
                                                                                2008   0.728       0.411       150,932
                                                                                2007   0.661       0.728       165,854
                                                                                2006   0.669       0.661       204,967
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.144       2.009       388,095
                                                                                2012   1.829       2.144       415,996
                                                                                2011   2.279       1.829       634,626
                                                                                2010   1.867       2.279       710,999
                                                                                2009   1.122       1.867       547,133
                                                                                2008   2.554       1.122       506,692
                                                                                2007   2.027       2.554       817,247
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2009   1.484       2.467            --
                                                                                2008   3.240       1.484         1,372
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.279       1.502       108,208
                                                                                2012   1.114       1.279       208,163
                                                                                2011   1.268       1.114       305,014
                                                                                2010   1.156       1.268       411,628
                                                                                2009   0.893       1.156       529,624
                                                                                2008   1.575       0.893       697,548
                                                                                2007   1.499       1.575       649,967
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   2.472       2.679            --
                                                                                2012   2.379       2.472        23,081
                                                                                2011   2.548       2.379        42,514
                                                                                2010   2.101       2.548        55,581
                                                                                2009   1.556       2.101       105,434
                                                                                2008   2.461       1.556       107,999
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2013   0.977       1.337            --
                                                                                2012   0.909       0.977         5,803
                                                                                2011   0.992       0.909         5,803
                                                                                2010   0.763       0.992         5,810
                                                                                2009   0.493       0.763         5,818
                                                                                2008   0.889       0.493         5,826
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.085       1.357        46,194
                                                                                2012   0.910       1.085        49,903
                                                                                2011   1.009       0.910        54,002
                                                                                2010   0.885       1.009       111,521
                                                                                2009   0.643       0.885       134,490
                                                                                2008   1.099       0.643       600,791
                                                                                2007   1.051       1.099       256,558
                                                                                2006   0.996       1.051       324,619
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............. 2013   1.627       1.457           990
                                                                                2012   1.512       1.627        44,532
                                                                                2011   1.378       1.512        44,629
                                                                                2010   1.297       1.378         1,272
                                                                                2009   1.113       1.297         1,383
                                                                                2008   1.211       1.113         8,830
                                                                                2007   1.144       1.211        13,348
 MIST PIMCO Total Return Subaccount (Class B) (5/09)........................... 2013   1.838       1.774        49,738
                                                                                2012   1.709       1.838        55,463
                                                                                2011   1.683       1.709        80,672
                                                                                2010   1.581       1.683       112,714
                                                                                2009   1.419       1.581       121,201
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................. 2013   1.540       2.017            --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.415       1.540            --
                                                                          2011   1.506       1.415            --
                                                                          2010   1.317       1.506            --
                                                                          2009   1.080       1.317            --
                                                                          2008   1.634       1.080            --
                                                                          2007   1.582       1.634            --
                                                                          2006   1.471       1.582            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   2.277       2.276            --
                                                                          2012   2.073       2.277        31,280
                                                                          2011   2.033       2.073        31,280
                                                                          2010   1.841       2.033        10,554
                                                                          2009   1.406       1.841        10,554
                                                                          2008   1.600       1.406         5,703
                                                                          2007   1.525       1.600            --
                                                                          2006   1.472       1.525            --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.475       0.497            --
                                                                          2012   0.431       0.475        26,989
                                                                          2011   0.533       0.431        26,492
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   1.018       1.340        35,219
                                                                          2012   0.877       1.018        83,754
                                                                          2011   0.928       0.877       175,053
                                                                          2010   0.806       0.928       177,430
                                                                          2009   0.692       0.806       184,770
                                                                          2008   1.103       0.692       215,657
                                                                          2007   1.078       1.103       243,976
                                                                          2006   1.001       1.078       112,292
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.035       1.350        36,078
                                                                          2012   0.892       1.035        36,034
                                                                          2011   0.996       0.892        52,731
                                                                          2010   0.844       0.996        51,990
                                                                          2009   0.678       0.844        58,144
                                                                          2008   0.982       0.678        58,001
                                                                          2007   1.029       0.982       110,469
                                                                          2006   1.003       1.029        31,018
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.824       1.782        88,550
                                                                          2012   1.724       1.824       119,225
                                                                          2011   1.644       1.724       126,326
                                                                          2010   1.542       1.644       213,400
                                                                          2009   1.431       1.542       231,798
                                                                          2008   1.506       1.431       317,659
                                                                          2007   1.440       1.506       334,230
                                                                          2006   1.386       1.440       343,770
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.419       1.874       232,103
                                                                          2012   1.261       1.419       322,407
                                                                          2011   1.407       1.261       416,784
                                                                          2010   1.193       1.407     1,280,459
                                                                          2009   0.947       1.193     1,314,819
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.312       1.557            --
                                                                          2012   1.187       1.312            --
                                                                          2011   1.162       1.187            --
                                                                          2010   1.077       1.162            --
                                                                          2009   0.928       1.077            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   1.200       1.181     2,521,597
                                                                          2012   1.220       1.200     2,475,631
                                                                          2011   1.239       1.220     2,321,778
                                                                          2010   1.259       1.239     2,345,366
                                                                          2009   1.274       1.259     3,813,323
                                                                          2008   1.259       1.274     4,633,368
                                                                          2007   1.218       1.259     4,112,663
                                                                          2006   1.191       1.218     3,762,146
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)............ 2009   0.637       0.630            --
                                                                          2008   1.084       0.637        90,047
                                                                          2007   1.145       1.084       103,546
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2013   1.185       1.560         3,482

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.067       1.185         3,632
                                                                                    2011   1.130       1.067        15,327
                                                                                    2010   1.025       1.130        20,429
                                                                                    2009   0.789       1.025        21,201
                                                                                    2008   1.279       0.789        22,108
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.884       0.922            --
                                                                                    2008   1.628       0.884     1,238,248
                                                                                    2007   1.591       1.628     1,399,766
                                                                                    2006   1.570       1.591     1,443,110
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.733       1.908            --
                                                                                    2012   1.523       1.733       396,240
                                                                                    2011   1.651       1.523       514,846
                                                                                    2010   1.466       1.651     1,242,268
                                                                                    2009   1.224       1.466     1,325,969
                                                                                    2008   2.039       1.224     1,488,652
                                                                                    2007   1.990       2.039     1,732,804
                                                                                    2006   1.940       1.990     1,956,216
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.132       1.477        22,344
                                                                                    2012   1.037       1.132        52,066
                                                                                    2011   1.088       1.037        72,678
                                                                                    2010   0.960       1.088        71,894
                                                                                    2009   0.654       0.960       147,907
                                                                                    2008   1.224       0.654       195,706
                                                                                    2007   1.033       1.224       233,306
                                                                                    2006   1.058       1.033       245,337
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 2013   1.032       1.338        36,594
                                                                                    2012   0.909       1.032        91,488
                                                                                    2011   0.909       0.909       110,353
                                                                                    2010   0.807       0.909       104,195
                                                                                    2009   0.656       0.807       107,699
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013   2.131       2.490       667,934
                                                                                    2012   1.945       2.131     1,027,124
                                                                                    2011   1.933       1.945     1,311,588
                                                                                    2010   1.788       1.933     1,544,043
                                                                                    2009   1.535       1.788     1,860,187
                                                                                    2008   2.008       1.535     1,976,287
                                                                                    2007   1.958       2.008     2,547,845
                                                                                    2006   1.832       1.958     2,850,181
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................ 2013   1.385       1.850        23,828
                                                                                    2012   1.207       1.385            --
                                                                                    2011   1.216       1.207            --
                                                                                    2010   1.109       1.216            --
                                                                                    2009   0.932       1.109            --
                                                                                    2008   1.404       0.932        49,214
                                                                                    2007   1.326       1.404       272,232
                                                                                    2006   1.200       1.326       172,001
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2013   2.697       3.369        21,225
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 2013   1.202       1.641        17,096
                                                                                    2012   1.029       1.202        19,979
                                                                                    2011   1.060       1.029        21,178
                                                                                    2010   0.922       1.060        37,943
                                                                                    2009   0.655       0.922        32,475
                                                                                    2008   1.148       0.655        62,263
                                                                                    2007   1.069       1.148       120,006
                                                                                    2006   0.998       1.069       234,296
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2013   1.471       2.087        45,328
                                                                                    2012   1.290       1.471        47,604
                                                                                    2011   1.292       1.290        71,137
                                                                                    2010   0.975       1.292        71,291
                                                                                    2009   0.714       0.975        80,910
                                                                                    2008   1.087       0.714        93,260
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 2007   1.157       1.201            --
                                                                                    2006   1.089       1.157         4,140
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 2013   1.235       1.209            --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2012   1.213       1.235        46,378
                                                                         2011   1.166       1.213        46,378
                                                                         2010   1.118       1.166         4,523
                                                                         2009   1.087       1.118         4,523
                                                                         2008   1.107       1.087         8,178
                                                                         2007   1.077       1.107            --
                                                                         2006   1.040       1.077            --
Money Market Portfolio
 Money Market Subaccount (2/97)......................................... 2006   1.180       1.191            --
                                                                         2005   1.166       1.180       357,221
                                                                         2004   1.173       1.166       357,731
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)......... 2006   1.116       1.179            --
                                                                         2005   1.072       1.116            --
                                                                         2004   1.000       1.072            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)......... 2007   1.117       1.139            --
                                                                         2006   1.127       1.117        21,815
                                                                         2005   1.122       1.127        35,386
                                                                         2004   1.046       1.122        45,143
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.369       1.415            --
                                                                         2008   1.328       1.369       206,234
                                                                         2007   1.241       1.328       260,446
                                                                         2006   1.214       1.241       301,617
                                                                         2005   1.204       1.214       393,034
                                                                         2004   1.167       1.204       483,076
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   0.961       0.891            --
                                                                         2007   0.885       0.961         8,919
                                                                         2006   0.810       0.885         5,841
                                                                         2005   0.767       0.810         5,850
                                                                         2004   0.725       0.767         5,858
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.392       1.507            --
                                                                         2006   1.108       1.392        80,670
                                                                         2005   1.003       1.108       115,965
                                                                         2004   0.877       1.003        78,817
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.945       2.077            --
                                                                         2006   1.685       1.945        46,846
                                                                         2005   1.599       1.685        48,374
                                                                         2004   1.288       1.599        72,278
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (9/00)................... 2006   0.628       0.669            --
                                                                         2005   0.587       0.628       186,259
                                                                         2004   0.560       0.587       141,744
 Travelers Convertible Securities Subaccount (5/98)..................... 2006   1.490       1.588            --
                                                                         2005   1.509       1.490       276,380
                                                                         2004   1.442       1.509       279,348
 Travelers Disciplined Mid Cap Stock Subaccount (6/97).................. 2006   2.357       2.574            --
                                                                         2005   2.130       2.357       164,615
                                                                         2004   1.859       2.130       130,743
 Travelers Equity Income Subaccount (12/96)............................. 2006   1.847       1.940            --
                                                                         2005   1.796       1.847     2,875,197
                                                                         2004   1.661       1.796     2,971,611
 Travelers Federated High Yield Subaccount (1/97)....................... 2006   1.466       1.503            --
                                                                         2005   1.453       1.466       277,643
                                                                         2004   1.337       1.453       286,365
 Travelers Federated Stock Subaccount (1/97)............................ 2006   1.787       1.850            --
                                                                         2005   1.724       1.787        38,332
                                                                         2004   1.585       1.724        43,698
 Travelers Large Cap Subaccount (12/96)................................. 2006   1.523       1.570            --
                                                                         2005   1.424       1.523     2,325,135
                                                                         2004   1.358       1.424     2,394,298
 Travelers Mercury Large Cap Core Subaccount (5/98)..................... 2006   1.009       1.072            --

                     PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                   2005   0.915       1.009        14,351
                                                                   2004   0.803       0.915        14,978
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (4/98).......... 2006   1.000       1.058            --
                                                                   2005   0.986       1.000       271,123
                                                                   2004   0.878       0.986       297,438
 Travelers MFS(Reg. TM) Total Return Subaccount (1/97)............ 2006   1.775       1.832            --
                                                                   2005   1.752       1.775     1,290,905
                                                                   2004   1.597       1.752     1,236,001
 Travelers MFS(Reg. TM) Value Subaccount (5/00)................... 2006   1.110       1.200            --
                                                                   2005   1.060       1.110            --
                                                                   2004   0.948       1.060         3,444
 Travelers Mondrian International Stock Subaccount (12/96)........ 2006   1.233       1.416            --
                                                                   2005   1.144       1.233       116,021
                                                                   2004   1.004       1.144       109,757
 Travelers Pioneer Fund Subaccount (5/03)......................... 2006   1.386       1.471            --
                                                                   2005   1.329       1.386            --
                                                                   2004   1.215       1.329            --
 Travelers Pioneer Strategic Income Subaccount (12/96)............ 2006   1.458       1.472            --
                                                                   2005   1.429       1.458        21,300
                                                                   2004   1.309       1.429        22,486
 Travelers Quality Bond Subaccount (12/96)........................ 2006   1.399       1.386            --
                                                                   2005   1.398       1.399       440,951
                                                                   2004   1.376       1.398       600,856
 Travelers Strategic Equity Subaccount (12/96).................... 2006   1.399       1.459            --
                                                                   2005   1.393       1.399        96,040
                                                                   2004   1.284       1.393       158,584
 Travelers U.S. Government Securities Subaccount (5/04)........... 2006   1.079       1.040            --
                                                                   2005   1.051       1.079            --
                                                                   2004   1.000       1.051            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).............. 2009   0.857       0.831            --
                                                                   2008   1.356       0.857     5,627,060
                                                                   2007   1.411       1.356     7,207,352
                                                                   2006   1.235       1.411     7,821,323
                                                                   2005   1.206       1.235     9,110,717
                                                                   2004   1.043       1.206     9,224,559
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........... 2009   0.472       0.484            --
                                                                   2008   0.842       0.472       591,474
                                                                   2007   0.761       0.842     1,008,408
                                                                   2006   0.724       0.761     1,115,553
                                                                   2005   0.682       0.724     1,213,722
                                                                   2004   0.668       0.682     1,536,923





                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)..................... 2007   1.080       1.156    --
                                                                        2006   1.000       1.080    --
 AIM V.I. Premier Equity Subaccount (Series I) (9/00).................. 2006   1.045       1.097    --
                                                                        2005   1.000       1.045    --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/00)........ 2006   1.161       1.135    --
                                                                        2005   1.000       1.161    --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03).............. 2013   1.513       1.923    --

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                   UNIT      UNIT     NUMBER OF
                                                                                                  VALUE      VALUE      UNITS
                                                                                                    AT        AT     OUTSTANDING
                                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                                           YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                        2012   1.255       1.513    --
                                                                                        2011   1.401       1.255    --
                                                                                        2010   1.274       1.401    --
                                                                                        2009   0.910       1.274    --
                                                                                        2008   1.502       0.910    --
                                                                                        2007   1.330       1.502    --
                                                                                        2006   1.122       1.330    --
                                                                                        2005   1.000       1.122    --
 American Funds Growth Subaccount (Class 2) (5/03)..................................... 2013   1.326       1.697    --
                                                                                        2012   1.144       1.326    --
                                                                                        2011   1.215       1.144    --
                                                                                        2010   1.040       1.215    --
                                                                                        2009   0.759       1.040    --
                                                                                        2008   1.377       0.759    --
                                                                                        2007   1.246       1.377    --
                                                                                        2006   1.149       1.246    --
                                                                                        2005   1.000       1.149    --
 American Funds Growth-Income Subaccount (Class 2) (5/03).............................. 2013   1.180       1.550    --
                                                                                        2012   1.022       1.180    --
                                                                                        2011   1.058       1.022    --
                                                                                        2010   0.965       1.058    --
                                                                                        2009   0.748       0.965    --
                                                                                        2008   1.223       0.748    --
                                                                                        2007   1.184       1.223    --
                                                                                        2006   1.045       1.184    --
                                                                                        2005   1.000       1.045    --
Capital Appreciation Fund
 Capital Appreciation Fund (12/96)..................................................... 2006   1.172       1.159    --
                                                                                        2005   1.000       1.172    --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)................................ 2007   1.597       1.673    --
                                                                                        2006   1.225       1.597    --
                                                                                        2005   1.000       1.225    --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98).................................. 2006   1.089       1.421    --
                                                                                        2005   1.000       1.089    --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)........................... 2008   1.221       1.169    --
                                                                                        2007   1.159       1.221    --
                                                                                        2006   1.012       1.159    --
                                                                                        2005   1.000       1.012    --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)..................... 2008   0.949       0.896    --
                                                                                        2007   1.085       0.949    --
                                                                                        2006   1.063       1.085    --
                                                                                        2005   1.000       1.063    --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................... 2006   1.082       1.177    --
                                                                                        2005   1.000       1.082    --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)................. 2006   1.109       1.236    --
                                                                                        2005   1.000       1.109    --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00).................. 2013   1.356       1.747    --
                                                                                        2012   1.187       1.356    --
                                                                                        2011   1.242       1.187    --
                                                                                        2010   1.079       1.242    --
                                                                                        2009   0.810       1.079    --
                                                                                        2008   1.437       0.810    --
                                                                                        2007   1.246       1.437    --
                                                                                        2006   1.136       1.246    --
                                                                                        2005   1.000       1.136    --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)........ 2013   1.430       1.944    --

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.189       1.430    --
                                                                                    2011   1.243       1.189    --
                                                                                    2010   1.071       1.243    --
                                                                                    2009   0.802       1.071    --
                                                                                    2008   1.390       0.802    --
                                                                                    2007   1.324       1.390    --
                                                                                    2006   1.183       1.324    --
                                                                                    2005   1.000       1.183    --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)......................... 2013   1.464       1.957    --
                                                                                    2012   1.300       1.464    --
                                                                                    2011   1.482       1.300    --
                                                                                    2010   1.172       1.482    --
                                                                                    2009   0.852       1.172    --
                                                                                    2008   1.435       0.852    --
                                                                                    2007   1.265       1.435    --
                                                                                    2006   1.144       1.265    --
                                                                                    2005   1.000       1.144    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)....................... 2006   1.085       1.264    --
                                                                                    2005   1.000       1.085    --
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)........ 2008   1.938       1.762    --
                                                                                    2007   1.530       1.938    --
                                                                                    2006   1.214       1.530    --
                                                                                    2005   1.000       1.214    --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)................... 2013   1.259       1.523    --
                                                                                    2012   1.083       1.259    --
                                                                                    2011   1.232       1.083    --
                                                                                    2010   1.155       1.232    --
                                                                                    2009   0.857       1.155    --
                                                                                    2008   1.461       0.857    --
                                                                                    2007   1.287       1.461    --
                                                                                    2006   1.077       1.287    --
                                                                                    2005   1.000       1.077    --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................... 2006   1.067       1.279    --
                                                                                    2005   1.000       1.067    --
High Yield Bond Trust
 High Yield Bond Trust (5/04)...................................................... 2006   0.992       1.014    --
                                                                                    2005   1.000       0.992    --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)........................... 2006   1.064       1.099    --
                                                                                    2005   1.000       1.064    --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............... 2010   1.227       1.244    --
                                                                                    2009   0.993       1.227    --
                                                                                    2008   1.422       0.993    --
                                                                                    2007   1.188       1.422    --
                                                                                    2006   1.136       1.188    --
                                                                                    2005   1.000       1.136    --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................... 2008   1.304       1.229    --
                                                                                    2007   1.213       1.304    --
                                                                                    2006   1.045       1.213    --
                                                                                    2005   1.000       1.045    --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).................. 2011   1.491       1.595    --
                                                                                    2010   1.218       1.491    --
                                                                                    2009   0.789       1.218    --
                                                                                    2008   1.432       0.789    --
                                                                                    2007   1.197       1.432    --
                                                                                    2006   1.128       1.197    --
                                                                                    2005   1.000       1.128    --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)..................................... 2006   1.034       1.160    --
                                                                                    2005   1.000       1.034    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)......... 2013   1.335       1.941    --

                          PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2012   1.144       1.335    --
                                                                              2011   1.134       1.144    --
                                                                              2010   0.923       1.134    --
                                                                              2009   0.697       0.923    --
                                                                              2008   1.189       0.697    --
                                                                              2007   1.234       1.189    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)....... 2013   1.135       1.476    --
                                                                              2012   1.004       1.135    --
                                                                              2011   1.088       1.004    --
                                                                              2010   0.949       1.088    --
                                                                              2009   0.745       0.949    --
                                                                              2008   1.195       0.745    --
                                                                              2007   1.248       1.195    --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........ 2013   1.306       1.670    --
                                                                              2012   1.145       1.306    --
                                                                              2011   1.135       1.145    --
                                                                              2010   1.024       1.135    --
                                                                              2009   0.853       1.024    --
                                                                              2008   1.226       0.853    --
                                                                              2007   1.185       1.226    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07).... 2013   1.219       1.654    --
                                                                              2012   1.030       1.219    --
                                                                              2011   1.054       1.030    --
                                                                              2010   0.976       1.054    --
                                                                              2009   0.697       0.976    --
                                                                              2008   1.130       0.697    --
                                                                              2007   1.129       1.130    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)..... 2013   1.234       1.607    --
                                                                              2012   1.077       1.234    --
                                                                              2011   1.043       1.077    --
                                                                              2010   0.969       1.043    --
                                                                              2009   0.791       0.969    --
                                                                              2008   1.249       0.791    --
                                                                              2007   1.222       1.249    --
                                                                              2006   1.051       1.222    --
                                                                              2005   1.000       1.051    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00).... 2013   1.531       2.215    --
                                                                              2012   1.304       1.531    --
                                                                              2011   1.307       1.304    --
                                                                              2010   1.062       1.307    --
                                                                              2009   0.756       1.062    --
                                                                              2008   1.296       0.756    --
                                                                              2007   1.198       1.296    --
                                                                              2006   1.080       1.198    --
                                                                              2005   1.000       1.080    --
 LMPVET Equity Index Subaccount (Class II) (5/99)............................ 2009   0.741       0.721    --
                                                                              2008   1.205       0.741    --
                                                                              2007   1.168       1.205    --
                                                                              2006   1.031       1.168    --
                                                                              2005   1.000       1.031    --
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.273       1.486    --
                                                                              2012   1.169       1.273    --
                                                                              2011   1.189       1.169    --
                                                                              2010   1.077       1.189    --
                                                                              2009   0.892       1.077    --
                                                                              2008   1.212       0.892    --
                                                                              2007   1.111       1.212    --
                                                                              2006   1.049       1.111    --
                                                                              2005   1.000       1.049    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)...... 2011   0.988       0.976    --
                                                                              2010   0.920       0.988    --
                                                                              2009   0.796       0.920    --
                                                                              2008   1.027       0.796    --
                                                                              2007   1.030       1.027    --
                                                                              2006   1.006       1.030    --
                                                                              2005   1.000       1.006    --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98).............................. 2007   1.207       1.266    --
                                                                          2006   1.039       1.207    --
                                                                          2005   1.000       1.039    --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)..................... 2007   1.087       1.132    --
                                                                          2006   1.060       1.087    --
                                                                          2005   1.000       1.060    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)................... 2007   1.196       1.238    --
                                                                          2006   1.095       1.196    --
                                                                          2005   1.000       1.095    --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.141       1.192    --
                                                                          2006   1.032       1.141    --
                                                                          2005   1.000       1.032    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.187       1.233    --
                                                                          2006   1.029       1.187    --
                                                                          2005   1.000       1.029    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.191       1.312    --
                                                                          2006   1.079       1.191    --
                                                                          2005   1.000       1.079    --
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.022       1.055    --
                                                                          2005   1.000       1.022    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.191       1.148    --
                                                                          2007   1.142       1.191    --
                                                                          2006   1.200       1.142    --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   1.572       1.699    --
                                                                          2012   1.367       1.572    --
                                                                          2011   1.354       1.367    --
                                                                          2010   1.185       1.354    --
                                                                          2009   0.817       1.185    --
                                                                          2008   1.095       0.817    --
                                                                          2007   1.083       1.095    --
                                                                          2006   1.028       1.083    --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.230       1.290    --
                                                                          2006   1.162       1.230    --
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.135       1.498    --
                                                                          2012   1.017       1.135    --
                                                                          2011   1.032       1.017    --
                                                                          2010   0.932       1.032    --
                                                                          2009   0.795       0.932    --
                                                                          2008   1.288       0.795    --
                                                                          2007   1.279       1.288    --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   1.034       1.055    --
                                                                          2012   0.832       1.034    --
                                                                          2011   0.893       0.832    --
                                                                          2010   0.781       0.893    --
                                                                          2009   0.588       0.781    --
                                                                          2008   1.022       0.588    --
                                                                          2007   1.220       1.022    --
                                                                          2006   1.003       1.220    --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   1.460       1.854    --
                                                                          2012   1.208       1.460    --
                                                                          2011   1.325       1.208    --
                                                                          2010   1.228       1.325    --
                                                                          2009   0.872       1.228    --
                                                                          2008   1.525       0.872    --
                                                                          2007   1.188       1.525    --
                                                                          2006   1.159       1.188    --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   1.459       1.878    --

                           PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.146       1.459    --
                                                                                2011   1.355       1.146    --
                                                                                2010   1.180       1.355    --
                                                                                2009   0.772       1.180    --
                                                                                2008   1.324       0.772    --
                                                                                2007   1.357       1.324    --
                                                                                2006   1.232       1.357    --
 MIST Invesco Comstock Subaccount (Class B) (5/09)............................. 2013   1.143       1.522    --
                                                                                2012   0.981       1.143    --
                                                                                2011   1.012       0.981    --
                                                                                2010   0.895       1.012    --
                                                                                2009   0.718       0.895    --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *...................... 2013   1.049       1.344    --
                                                                                2012   0.930       1.049    --
                                                                                2011   0.981       0.930    --
                                                                                2010   0.795       0.981    --
                                                                                2009   0.639       0.795    --
                                                                                2008   1.060       0.639    --
                                                                                2007   1.072       1.060    --
                                                                                2006   1.016       1.072    --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   0.857       0.848    --
                                                                                2008   1.166       0.857    --
                                                                                2007   1.114       1.166    --
                                                                                2006   1.055       1.114    --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   1.627       1.731    --
                                                                                2012   1.461       1.627    --
                                                                                2011   1.417       1.461    --
                                                                                2010   1.273       1.417    --
                                                                                2009   0.944       1.273    --
                                                                                2008   1.176       0.944    --
                                                                                2007   1.119       1.176    --
                                                                                2006   1.068       1.119    --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.708       0.673    --
                                                                                2008   1.256       0.708    --
                                                                                2007   1.141       1.256    --
                                                                                2006   1.155       1.141    --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   1.753       1.642    --
                                                                                2012   1.496       1.753    --
                                                                                2011   1.865       1.496    --
                                                                                2010   1.529       1.865    --
                                                                                2009   0.919       1.529    --
                                                                                2008   2.094       0.919    --
                                                                                2007   1.662       2.094    --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2009   0.808       1.343    --
                                                                                2008   1.765       0.808    --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.268       1.487    --
                                                                                2012   1.104       1.268    --
                                                                                2011   1.258       1.104    --
                                                                                2010   1.148       1.258    --
                                                                                2009   0.887       1.148    --
                                                                                2008   1.564       0.887    --
                                                                                2007   1.490       1.564    --
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.148       1.244    --
                                                                                2012   1.106       1.148    --
                                                                                2011   1.185       1.106    --
                                                                                2010   0.977       1.185    --
                                                                                2009   0.724       0.977    --
                                                                                2008   1.146       0.724    --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2013   1.290       1.763    --
                                                                                2012   1.200       1.290    --
                                                                                2011   1.310       1.200    --
                                                                                2010   1.009       1.310    --
                                                                                2009   0.652       1.009    --
                                                                                2008   1.175       0.652    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   0.655       0.655    --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   0.655       0.655    --
                                                                          2011   0.655       0.655    --
                                                                          2010   0.655       0.655    --
                                                                          2009   0.642       0.655    --
                                                                          2008   1.098       0.642    --
                                                                          2007   1.051       1.098    --
                                                                          2006   0.996       1.051    --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.431       1.281    --
                                                                          2012   1.331       1.431    --
                                                                          2011   1.214       1.331    --
                                                                          2010   1.142       1.214    --
                                                                          2009   0.981       1.142    --
                                                                          2008   1.068       0.981    --
                                                                          2007   1.009       1.068    --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.513       1.460    --
                                                                          2012   1.408       1.513    --
                                                                          2011   1.387       1.408    --
                                                                          2010   1.304       1.387    --
                                                                          2009   1.171       1.304    --
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.161       1.520    --
                                                                          2012   1.068       1.161    --
                                                                          2011   1.137       1.068    --
                                                                          2010   0.995       1.137    --
                                                                          2009   0.816       0.995    --
                                                                          2008   1.235       0.816    --
                                                                          2007   1.196       1.235    --
                                                                          2006   1.113       1.196    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.574       1.572    --
                                                                          2012   1.434       1.574    --
                                                                          2011   1.406       1.434    --
                                                                          2010   1.275       1.406    --
                                                                          2009   0.974       1.275    --
                                                                          2008   1.109       0.974    --
                                                                          2007   1.057       1.109    --
                                                                          2006   1.021       1.057    --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.416       1.479    --
                                                                          2012   1.284       1.416    --
                                                                          2011   1.589       1.284    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   1.014       1.335    --
                                                                          2012   0.874       1.014    --
                                                                          2011   0.926       0.874    --
                                                                          2010   0.804       0.926    --
                                                                          2009   0.691       0.804    --
                                                                          2008   1.102       0.691    --
                                                                          2007   1.077       1.102    --
                                                                          2006   1.001       1.077    --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.032       1.345    --
                                                                          2012   0.889       1.032    --
                                                                          2011   0.993       0.889    --
                                                                          2010   0.842       0.993    --
                                                                          2009   0.677       0.842    --
                                                                          2008   0.981       0.677    --
                                                                          2007   1.028       0.981    --
                                                                          2006   1.003       1.028    --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.293       1.262    --
                                                                          2012   1.222       1.293    --
                                                                          2011   1.166       1.222    --
                                                                          2010   1.094       1.166    --
                                                                          2009   1.016       1.094    --
                                                                          2008   1.070       1.016    --
                                                                          2007   1.023       1.070    --
                                                                          2006   0.985       1.023    --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.002       1.323    --

                      PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2012   0.891       1.002    --
                                                                      2011   0.995       0.891    --
                                                                      2010   0.844       0.995    --
                                                                      2009   0.671       0.844    --
 MSF BlackRock Diversified Subaccount (Class A) (5/09)............... 2013   1.215       1.441    --
                                                                      2012   1.099       1.215    --
                                                                      2011   1.077       1.099    --
                                                                      2010   0.998       1.077    --
                                                                      2009   0.861       0.998    --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).............. 2013   1.025       1.008    --
                                                                      2012   1.042       1.025    --
                                                                      2011   1.060       1.042    --
                                                                      2010   1.077       1.060    --
                                                                      2009   1.090       1.077    --
                                                                      2008   1.078       1.090    --
                                                                      2007   1.043       1.078    --
                                                                      2006   1.020       1.043    --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)........ 2009   0.637       0.629    --
                                                                      2008   1.083       0.637    --
                                                                      2007   1.144       1.083    --
 MSF Davis Venture Value Subaccount (Class A) (4/08)................. 2013   1.077       1.416    --
                                                                      2012   0.970       1.077    --
                                                                      2011   1.028       0.970    --
                                                                      2010   0.933       1.028    --
                                                                      2009   0.719       0.933    --
                                                                      2008   1.164       0.719    --
 MSF FI Large Cap Subaccount (Class A) (4/06)........................ 2009   0.626       0.653    --
                                                                      2008   1.153       0.626    --
                                                                      2007   1.127       1.153    --
                                                                      2006   1.113       1.127    --
 MSF FI Value Leaders Subaccount (Class D) (4/06).................... 2013   0.967       1.064    --
                                                                      2012   0.850       0.967    --
                                                                      2011   0.922       0.850    --
                                                                      2010   0.819       0.922    --
                                                                      2009   0.684       0.819    --
                                                                      2008   1.140       0.684    --
                                                                      2007   1.113       1.140    --
                                                                      2006   1.086       1.113    --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............. 2013   1.185       1.546    --
                                                                      2012   1.086       1.185    --
                                                                      2011   1.140       1.086    --
                                                                      2010   1.006       1.140    --
                                                                      2009   0.686       1.006    --
                                                                      2008   1.285       0.686    --
                                                                      2007   1.085       1.285    --
                                                                      2006   1.111       1.085    --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................. 2013   1.172       1.518    --
                                                                      2012   1.032       1.172    --
                                                                      2011   1.033       1.032    --
                                                                      2010   0.917       1.033    --
                                                                      2009   0.746       0.917    --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........... 2013   1.213       1.417    --
                                                                      2012   1.107       1.213    --
                                                                      2011   1.101       1.107    --
                                                                      2010   1.019       1.101    --
                                                                      2009   0.875       1.019    --
                                                                      2008   1.145       0.875    --
                                                                      2007   1.118       1.145    --
                                                                      2006   1.046       1.118    --
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................. 2013   1.293       1.726    --
                                                                      2012   1.127       1.293    --
                                                                      2011   1.136       1.127    --
                                                                      2010   1.036       1.136    --
                                                                      2009   0.872       1.036    --
                                                                      2008   1.314       0.872    --
                                                                      2007   1.241       1.314    --
                                                                      2006   1.124       1.241    --

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2013   1.253       1.564    --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 2013   1.198       1.635    --
                                                                                    2012   1.026       1.198    --
                                                                                    2011   1.057       1.026    --
                                                                                    2010   0.921       1.057    --
                                                                                    2009   0.654       0.921    --
                                                                                    2008   1.147       0.654    --
                                                                                    2007   1.068       1.147    --
                                                                                    2006   0.998       1.068    --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2013   1.212       1.719    --
                                                                                    2012   1.064       1.212    --
                                                                                    2011   1.066       1.064    --
                                                                                    2010   0.805       1.066    --
                                                                                    2009   0.590       0.805    --
                                                                                    2008   0.898       0.590    --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 2007   1.077       1.117    --
                                                                                    2006   1.014       1.077    --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 2013   1.143       1.118    --
                                                                                    2012   1.123       1.143    --
                                                                                    2011   1.080       1.123    --
                                                                                    2010   1.037       1.080    --
                                                                                    2009   1.009       1.037    --
                                                                                    2008   1.027       1.009    --
                                                                                    2007   1.000       1.027    --
                                                                                    2006   0.966       1.000    --
Money Market Portfolio
 Money Market Subaccount (2/97).................................................... 2006   1.012       1.020    --
                                                                                    2005   1.000       1.012    --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04).................... 2006   1.046       1.105    --
                                                                                    2005   1.000       1.046    --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................... 2007   0.985       1.005    --
                                                                                    2006   0.995       0.985    --
                                                                                    2005   1.000       0.995    --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................... 2009   1.130       1.167    --
                                                                                    2008   1.096       1.130    --
                                                                                    2007   1.025       1.096    --
                                                                                    2006   1.003       1.025    --
                                                                                    2005   1.000       1.003    --
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................... 2008   1.271       1.179    --
                                                                                    2007   1.171       1.271    --
                                                                                    2006   1.072       1.171    --
                                                                                    2005   1.000       1.072    --
 Putnam VT International Equity Subaccount (Class IB) (5/01)....................... 2007   1.384       1.498    --
                                                                                    2006   1.101       1.384    --
                                                                                    2005   1.000       1.101    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................ 2007   1.222       1.304    --
                                                                                    2006   1.059       1.222    --
                                                                                    2005   1.000       1.059    --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (9/00).............................. 2006   1.085       1.155    --
                                                                                    2005   1.000       1.085    --
 Travelers Convertible Securities Subaccount (5/98)................................ 2006   1.002       1.068    --
                                                                                    2005   1.000       1.002    --
 Travelers Disciplined Mid Cap Stock Subaccount (6/97)............................. 2006   1.099       1.200    --
                                                                                    2005   1.000       1.099    --
 Travelers Equity Income Subaccount (12/96)........................................ 2006   1.033       1.086    --
                                                                                    2005   1.000       1.033    --
 Travelers Federated High Yield Subaccount (1/97).................................. 2006   1.003       1.028    --
                                                                                    2005   1.000       1.003    --

                     PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Federated Stock Subaccount (1/97)...................... 2006   1.035       1.072    --
                                                                   2005   1.000       1.035    --
 Travelers Large Cap Subaccount (12/96)........................... 2006   1.080       1.113    --
                                                                   2005   1.000       1.080    --
 Travelers Mercury Large Cap Core Subaccount (5/98)............... 2006   1.095       1.162    --
                                                                   2005   1.000       1.095    --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (4/98).......... 2006   1.051       1.111    --
                                                                   2005   1.000       1.051    --
 Travelers MFS(Reg. TM) Total Return Subaccount (1/97)............ 2006   1.014       1.046    --
                                                                   2005   1.000       1.014    --
 Travelers MFS(Reg. TM) Value Subaccount (5/00)................... 2006   1.040       1.124    --
                                                                   2005   1.000       1.040    --
 Travelers Mondrian International Stock Subaccount (12/96)........ 2006   1.073       1.232    --
                                                                   2005   1.000       1.073    --
 Travelers Pioneer Fund Subaccount (5/03)......................... 2006   1.049       1.113    --
                                                                   2005   1.000       1.049    --
 Travelers Pioneer Strategic Income Subaccount (12/96)............ 2006   1.011       1.021    --
                                                                   2005   1.000       1.011    --
 Travelers Quality Bond Subaccount (12/96)........................ 2006   0.995       0.985    --
                                                                   2005   1.000       0.995    --
 Travelers Strategic Equity Subaccount (12/96).................... 2006   1.048       1.094    --
                                                                   2005   1.000       1.048    --
 Travelers U.S. Government Securities Subaccount (5/04)........... 2006   1.002       0.966    --
                                                                   2005   1.000       1.002    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).............. 2009   0.716       0.694    --
                                                                   2008   1.134       0.716    --
                                                                   2007   1.180       1.134    --
                                                                   2006   1.034       1.180    --
                                                                   2005   1.000       1.034    --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........... 2009   0.700       0.718    --
                                                                   2008   1.251       0.700    --
                                                                   2007   1.131       1.251    --
                                                                   2006   1.077       1.131    --
                                                                   2005   1.000       1.077    --





                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)..................... 2007   1.078       1.154           --
                                                                        2006   1.000       1.078       52,900
 AIM V.I. Premier Equity Subaccount (Series I) (9/00).................. 2006   1.366       1.433           --
                                                                        2005   1.316       1.366       39,158
                                                                        2004   1.267       1.316       41,292
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/00)........ 2006   1.506       1.470           --
                                                                        2005   1.335       1.506       53,089
                                                                        2004   1.255       1.335       61,240
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03).............. 2013   2.153       2.731       32,744

                           PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2012   1.788       2.153        24,675
                                                                               2011   1.998       1.788        42,981
                                                                               2010   1.821       1.998        46,492
                                                                               2009   1.303       1.821        35,619
                                                                               2008   2.153       1.303        67,373
                                                                               2007   1.909       2.153        56,238
                                                                               2006   1.614       1.909        31,144
                                                                               2005   1.440       1.614         8,643
                                                                               2004   1.292       1.440            --
 American Funds Growth Subaccount (Class 2) (5/03)............................ 2013   1.792       2.290        99,370
                                                                               2012   1.548       1.792        89,419
                                                                               2011   1.647       1.548       148,940
                                                                               2010   1.413       1.647       159,861
                                                                               2009   1.032       1.413       183,731
                                                                               2008   1.875       1.032       193,063
                                                                               2007   1.699       1.875       177,897
                                                                               2006   1.570       1.699       120,811
                                                                               2005   1.375       1.570        15,546
                                                                               2004   1.245       1.375            --
 American Funds Growth-Income Subaccount (Class 2) (5/03)..................... 2013   1.575       2.065       236,847
                                                                               2012   1.365       1.575       224,786
                                                                               2011   1.415       1.365       338,202
                                                                               2010   1.293       1.415       382,714
                                                                               2009   1.003       1.293       461,096
                                                                               2008   1.644       1.003       478,947
                                                                               2007   1.594       1.644       465,352
                                                                               2006   1.408       1.594       528,571
                                                                               2005   1.355       1.408       510,567
                                                                               2004   1.250       1.355       549,361
Capital Appreciation Fund
 Capital Appreciation Fund (12/96)............................................ 2006   1.732       1.712            --
                                                                               2005   1.492       1.732       199,888
                                                                               2004   1.270       1.492       207,590
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)....................... 2007   2.905       3.042            --
                                                                               2006   2.232       2.905         6,004
                                                                               2005   1.776       2.232         1,857
                                                                               2004   1.448       1.776         4,565
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98)......................... 2006   1.861       2.424            --
                                                                               2005   1.768       1.861       181,517
                                                                               2004   1.370       1.768       179,095
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98).................. 2008   1.587       1.518            --
                                                                               2007   1.508       1.587       126,349
                                                                               2006   1.318       1.508       130,925
                                                                               2005   1.286       1.318       151,087
                                                                               2004   1.246       1.286       154,423
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)............ 2008   1.368       1.291            --
                                                                               2007   1.566       1.368       178,921
                                                                               2006   1.537       1.566       206,193
                                                                               2005   1.479       1.537       213,732
                                                                               2004   1.352       1.479       261,966
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03).......... 2006   1.304       1.417            --
                                                                               2005   1.205       1.304            --
                                                                               2004   1.074       1.205            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)........ 2006   1.301       1.449            --
                                                                               2005   1.203       1.301         4,645
                                                                               2004   1.067       1.203            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)......... 2013   2.013       2.590       106,506

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                   UNIT      UNIT     NUMBER OF
                                                                                                  VALUE      VALUE      UNITS
                                                                                                    AT        AT     OUTSTANDING
                                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                                           YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                        2012   1.765       2.013       131,159
                                                                                        2011   1.849       1.765       173,159
                                                                                        2010   1.610       1.849       209,739
                                                                                        2009   1.210       1.610       309,428
                                                                                        2008   2.150       1.210       290,107
                                                                                        2007   1.866       2.150       435,022
                                                                                        2006   1.705       1.866       397,122
                                                                                        2005   1.488       1.705       364,132
                                                                                        2004   1.316       1.488       318,089
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)........ 2013   1.766       2.398            --
                                                                                        2012   1.471       1.766        44,083
                                                                                        2011   1.540       1.471        49,572
                                                                                        2010   1.329       1.540        54,953
                                                                                        2009   0.997       1.329        84,135
                                                                                        2008   1.730       0.997        99,824
                                                                                        2007   1.650       1.730       106,422
                                                                                        2006   1.476       1.650       120,131
                                                                                        2005   1.246       1.476       109,388
                                                                                        2004   1.252       1.246       126,024
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................. 2013   2.543       3.394        42,807
                                                                                        2012   2.261       2.543        39,577
                                                                                        2011   2.582       2.261        81,228
                                                                                        2010   2.045       2.582       142,319
                                                                                        2009   1.490       2.045       212,614
                                                                                        2008   2.511       1.490       196,948
                                                                                        2007   2.217       2.511       218,937
                                                                                        2006   2.008       2.217       255,923
                                                                                        2005   1.732       2.008       226,278
                                                                                        2004   1.415       1.732       216,186
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)........................... 2006   1.523       1.771            --
                                                                                        2005   1.403       1.523       332,420
                                                                                        2004   1.268       1.403       326,400
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)............ 2008   3.523       3.203            --
                                                                                        2007   2.785       3.523       110,686
                                                                                        2006   2.214       2.785        58,996
                                                                                        2005   1.769       2.214         2,515
                                                                                        2004   1.444       1.769            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)....................... 2013   1.438       1.737        39,204
                                                                                        2012   1.238       1.438        32,452
                                                                                        2011   1.411       1.238        52,335
                                                                                        2010   1.325       1.411        49,551
                                                                                        2009   0.985       1.325        49,131
                                                                                        2008   1.681       0.985        38,555
                                                                                        2007   1.483       1.681        64,981
                                                                                        2006   1.243       1.483        53,975
                                                                                        2005   1.149       1.243         4,134
                                                                                        2004   1.000       1.149            --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)........................ 2006   1.647       1.970            --
                                                                                        2005   1.540       1.647       267,178
                                                                                        2004   1.351       1.540       254,742
High Yield Bond Trust
 High Yield Bond Trust (5/04).......................................................... 2006   1.062       1.085            --
                                                                                        2005   1.067       1.062            --
                                                                                        2004   1.000       1.067            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)............................... 2006   1.282       1.324            --
                                                                                        2005   1.213       1.282       169,222
                                                                                        2004   1.140       1.213       169,632
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................... 2010   1.685       1.708            --
                                                                                        2009   1.366       1.685        13,179
                                                                                        2008   1.959       1.366        14,608
                                                                                        2007   1.639       1.959        14,394
                                                                                        2006   1.570       1.639        48,883
                                                                                        2005   1.423       1.570        24,873
                                                                                        2004   1.268       1.423        25,439
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)........................ 2008   1.706       1.606            --

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.588       1.706        39,885
                                                                                   2006   1.371       1.588        48,689
                                                                                   2005   1.322       1.371        56,875
                                                                                   2004   1.288       1.322        59,411
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 2011   2.090       2.236            --
                                                                                   2010   1.711       2.090        13,497
                                                                                   2009   1.110       1.711        56,526
                                                                                   2008   2.017       1.110        34,630
                                                                                   2007   1.688       2.017        34,273
                                                                                   2006   1.594       1.688        64,566
                                                                                   2005   1.455       1.594        29,442
                                                                                   2004   1.473       1.455        35,703
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.536       1.720            --
                                                                                   2005   1.503       1.536            --
                                                                                   2004   1.332       1.503            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.897       2.754         3,280
                                                                                   2012   1.627       1.897            --
                                                                                   2011   1.617       1.627            --
                                                                                   2010   1.317       1.617            --
                                                                                   2009   0.996       1.317            --
                                                                                   2008   1.703       0.996        10,392
                                                                                   2007   1.768       1.703         9,929
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.678       2.178        16,759
                                                                                   2012   1.486       1.678        36,426
                                                                                   2011   1.613       1.486        39,086
                                                                                   2010   1.408       1.613        41,745
                                                                                   2009   1.108       1.408        51,197
                                                                                   2008   1.779       1.108        52,501
                                                                                   2007   1.860       1.779        59,702
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.753       2.239        43,711
                                                                                   2012   1.540       1.753        43,325
                                                                                   2011   1.528       1.540        65,430
                                                                                   2010   1.381       1.528        63,498
                                                                                   2009   1.152       1.381        60,649
                                                                                   2008   1.659       1.152        58,051
                                                                                   2007   1.605       1.659        62,331
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2013   1.695       2.295        21,535
                                                                                   2012   1.434       1.695        24,082
                                                                                   2011   1.470       1.434        25,834
                                                                                   2010   1.363       1.470        27,406
                                                                                   2009   0.974       1.363        28,829
                                                                                   2008   1.582       0.974        14,978
                                                                                   2007   1.582       1.582        24,352
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98).......... 2013   1.774       2.306        77,174
                                                                                   2012   1.550       1.774        87,673
                                                                                   2011   1.504       1.550       101,287
                                                                                   2010   1.399       1.504       231,333
                                                                                   2009   1.144       1.399       247,839
                                                                                   2008   1.809       1.144       251,461
                                                                                   2007   1.773       1.809       264,594
                                                                                   2006   1.527       1.773       264,805
                                                                                   2005   1.459       1.527       266,071
                                                                                   2004   1.346       1.459       266,279
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)......... 2013   2.542       3.671        35,906
                                                                                   2012   2.167       2.542        50,734
                                                                                   2011   2.176       2.167        61,047
                                                                                   2010   1.770       2.176        75,862
                                                                                   2009   1.262       1.770        84,656
                                                                                   2008   2.168       1.262        90,983
                                                                                   2007   2.006       2.168        97,884
                                                                                   2006   1.812       2.006       110,251
                                                                                   2005   1.758       1.812       114,053
                                                                                   2004   1.555       1.758        95,315
 LMPVET Equity Index Subaccount (Class II) (5/99)................................. 2009   1.029       1.001            --

                         PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2008   1.676       1.029       309,739
                                                                            2007   1.627       1.676       311,467
                                                                            2006   1.439       1.627       616,510
                                                                            2005   1.405       1.439       698,067
                                                                            2004   1.298       1.405       700,484
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)..... 2013   1.330       1.551            --
                                                                            2012   1.223       1.330            --
                                                                            2011   1.246       1.223            --
                                                                            2010   1.131       1.246            --
                                                                            2009   0.937       1.131            --
                                                                            2008   1.276       0.937            --
                                                                            2007   1.172       1.276            --
                                                                            2006   1.108       1.172            --
                                                                            2005   1.080       1.108            --
                                                                            2004   1.000       1.080            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).... 2011   0.972       0.959            --
                                                                            2010   0.906       0.972            --
                                                                            2009   0.786       0.906            --
                                                                            2008   1.015       0.786        57,902
                                                                            2007   1.020       1.015        61,909
                                                                            2006   0.997       1.020       118,471
                                                                            2005   0.992       0.997        97,357
                                                                            2004   0.998       0.992        32,577
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)................................ 2007   1.774       1.860            --
                                                                            2006   1.529       1.774        61,570
                                                                            2005   1.496       1.529       100,972
                                                                            2004   1.406       1.496       139,670
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)....................... 2007   1.503       1.564            --
                                                                            2006   1.468       1.503        63,957
                                                                            2005   1.420       1.468        63,878
                                                                            2004   1.439       1.420        64,687
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)..................... 2007   1.763       1.824            --
                                                                            2006   1.616       1.763        27,045
                                                                            2005   1.498       1.616        97,451
                                                                            2004   1.398       1.498       104,620
 LMPVPII Growth and Income Subaccount (Class I) (5/02)..................... 2007   1.578       1.647            --
                                                                            2006   1.429       1.578        69,122
                                                                            2005   1.404       1.429        84,972
                                                                            2004   1.319       1.404        89,835
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................ 2007   1.604       1.666            --
                                                                            2006   1.393       1.604       222,736
                                                                            2005   1.373       1.393       167,989
                                                                            2004   1.241       1.373       191,902
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................... 2007   1.793       1.975            --
                                                                            2006   1.627       1.793       104,649
                                                                            2005   1.531       1.627       124,385
                                                                            2004   1.256       1.531       115,915
Managed Assets Trust
 Managed Assets Trust (5/04)............................................... 2006   1.097       1.131            --
                                                                            2005   1.075       1.097            --
                                                                            2004   1.000       1.075            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............... 2008   1.872       1.804            --
                                                                            2007   1.798       1.872       158,296
                                                                            2006   1.890       1.798       165,987
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................... 2013   2.017       2.177        33,015

                         PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012   1.757       2.017        49,636
                                                                            2011   1.743       1.757        72,962
                                                                            2010   1.527       1.743       101,296
                                                                            2009   1.055       1.527       117,339
                                                                            2008   1.415       1.055       131,563
                                                                            2007   1.402       1.415       122,340
                                                                            2006   1.332       1.402       151,367
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................. 2007   1.744       1.827            --
                                                                            2006   1.649       1.744        15,245
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................. 2013   1.594       2.101        19,474
                                                                            2012   1.430       1.594        21,054
                                                                            2011   1.453       1.430        21,057
                                                                            2010   1.314       1.453        22,725
                                                                            2009   1.123       1.314        10,325
                                                                            2008   1.823       1.123        14,706
                                                                            2007   1.812       1.823        15,238
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2013   1.024       1.043       132,845
                                                                            2012   0.825       1.024       125,799
                                                                            2011   0.887       0.825       105,572
                                                                            2010   0.777       0.887       148,372
                                                                            2009   0.585       0.777       218,052
                                                                            2008   1.020       0.585       232,187
                                                                            2007   1.218       1.020       230,563
                                                                            2006   1.003       1.218       341,106
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2013   2.134       2.706        63,240
                                                                            2012   1.769       2.134        90,304
                                                                            2011   1.944       1.769       103,906
                                                                            2010   1.804       1.944       113,607
                                                                            2009   1.283       1.804       189,257
                                                                            2008   2.246       1.283       177,440
                                                                            2007   1.753       2.246       162,232
                                                                            2006   1.712       1.753       195,170
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2013   2.178       2.798        63,551
                                                                            2012   1.713       2.178        59,782
                                                                            2011   2.027       1.713        57,534
                                                                            2010   1.769       2.027        82,746
                                                                            2009   1.159       1.769        95,151
                                                                            2008   1.990       1.159        59,142
                                                                            2007   2.044       1.990        71,361
                                                                            2006   1.857       2.044        83,221
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2013   1.720       2.288        35,667
                                                                            2012   1.478       1.720        61,823
                                                                            2011   1.527       1.478        63,341
                                                                            2010   1.353       1.527        63,024
                                                                            2009   1.086       1.353        79,768
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2013   1.038       1.329        31,730
                                                                            2012   0.922       1.038        30,636
                                                                            2011   0.974       0.922        32,309
                                                                            2010   0.790       0.974        33,500
                                                                            2009   0.636       0.790        37,784
                                                                            2008   1.058       0.636       104,757
                                                                            2007   1.071       1.058       166,823
                                                                            2006   1.016       1.071        11,012
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.915       0.905            --
                                                                            2008   1.247       0.915            --
                                                                            2007   1.194       1.247            --
                                                                            2006   1.131       1.194            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   2.027       2.154        26,064
                                                                            2012   1.824       2.027        29,938
                                                                            2011   1.771       1.824        29,941
                                                                            2010   1.594       1.771        29,944
                                                                            2009   1.183       1.594        39,123
                                                                            2008   1.476       1.183        42,745
                                                                            2007   1.407       1.476        82,103
                                                                            2006   1.344       1.407        97,931
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.946       0.899            --

                           PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2008   1.680       0.946        68,746
                                                                                2007   1.528       1.680        68,409
                                                                                2006   1.549       1.528        68,188
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   3.161       2.955         5,729
                                                                                2012   2.702       3.161         9,938
                                                                                2011   3.373       2.702        18,469
                                                                                2010   2.769       3.373        26,046
                                                                                2009   1.667       2.769        50,196
                                                                                2008   3.804       1.667         6,678
                                                                                2007   3.023       3.804         6,283
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2009   1.467       2.435            --
                                                                                2008   3.207       1.467        41,320
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.911       2.238         5,679
                                                                                2012   1.667       1.911        30,395
                                                                                2011   1.901       1.667        32,353
                                                                                2010   1.737       1.901        34,272
                                                                                2009   1.345       1.737        44,201
                                                                                2008   2.375       1.345        72,722
                                                                                2007   2.265       2.375        63,293
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.791       1.940            --
                                                                                2012   1.727       1.791        67,197
                                                                                2011   1.854       1.727        71,682
                                                                                2010   1.531       1.854       113,605
                                                                                2009   1.137       1.531       142,909
                                                                                2008   1.800       1.137       147,811
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2013   1.772       2.420            --
                                                                                2012   1.651       1.772            --
                                                                                2011   1.806       1.651            --
                                                                                2010   1.392       1.806            --
                                                                                2009   0.901       1.392            --
                                                                                2008   1.627       0.901            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.070       1.336       135,779
                                                                                2012   0.900       1.070       184,129
                                                                                2011   1.000       0.900       250,441
                                                                                2010   0.878       1.000       320,665
                                                                                2009   0.640       0.878       407,625
                                                                                2008   1.096       0.640       499,668
                                                                                2007   1.050       1.096       469,372
                                                                                2006   0.996       1.050       437,838
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............. 2013   1.595       1.426        77,840
                                                                                2012   1.486       1.595       230,659
                                                                                2011   1.357       1.486       247,363
                                                                                2010   1.279       1.357       141,670
                                                                                2009   1.100       1.279       185,241
                                                                                2008   1.200       1.100       221,164
                                                                                2007   1.135       1.200       117,558
 MIST PIMCO Total Return Subaccount (Class B) (5/09)........................... 2013   1.588       1.530       175,224
                                                                                2012   1.480       1.588       286,222
                                                                                2011   1.460       1.480       375,206
                                                                                2010   1.374       1.460       705,236
                                                                                2009   1.235       1.374       817,930
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................. 2013   1.510       1.974            --
                                                                                2012   1.391       1.510            --
                                                                                2011   1.483       1.391            --
                                                                                2010   1.299       1.483            --
                                                                                2009   1.068       1.299            --
                                                                                2008   1.619       1.068            --
                                                                                2007   1.570       1.619         1,260
                                                                                2006   1.462       1.570         1,313
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)..................... 2013   1.980       1.975        89,550
                                                                                2012   1.807       1.980       155,719
                                                                                2011   1.775       1.807       184,046
                                                                                2010   1.611       1.775       144,970
                                                                                2009   1.232       1.611       146,865
                                                                                2008   1.406       1.232       167,299
                                                                                2007   1.342       1.406        80,539
                                                                                2006   1.298       1.342        34,729

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.979       2.067            --
                                                                          2012   1.797       1.979        11,220
                                                                          2011   2.227       1.797        16,475
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   1.004       1.319       223,240
                                                                          2012   0.867       1.004       170,458
                                                                          2011   0.919       0.867       220,139
                                                                          2010   0.800       0.919       290,897
                                                                          2009   0.688       0.800       391,940
                                                                          2008   1.099       0.688       540,175
                                                                          2007   1.076       1.099       714,614
                                                                          2006   1.001       1.076       557,884
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.022       1.329       100,642
                                                                          2012   0.882       1.022       142,158
                                                                          2011   0.986       0.882       165,738
                                                                          2010   0.838       0.986       175,155
                                                                          2009   0.674       0.838       202,370
                                                                          2008   0.979       0.674       272,712
                                                                          2007   1.027       0.979       209,377
                                                                          2006   1.003       1.027        43,527
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.363       1.329        47,913
                                                                          2012   1.291       1.363        56,318
                                                                          2011   1.233       1.291        72,180
                                                                          2010   1.159       1.233        81,238
                                                                          2009   1.078       1.159       175,165
                                                                          2008   1.137       1.078       146,141
                                                                          2007   1.089       1.137       157,516
                                                                          2006   1.050       1.089       166,819
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.293       1.705        99,306
                                                                          2012   1.151       1.293       105,742
                                                                          2011   1.288       1.151       113,771
                                                                          2010   1.094       1.288       137,197
                                                                          2009   0.870       1.094       186,942
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.290       1.528       166,157
                                                                          2012   1.169       1.290        49,437
                                                                          2011   1.146       1.169        13,759
                                                                          2010   1.064       1.146            --
                                                                          2009   0.919       1.064            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   0.996       0.978       399,253
                                                                          2012   1.014       0.996       341,896
                                                                          2011   1.033       1.014       189,163
                                                                          2010   1.051       1.033       275,901
                                                                          2009   1.066       1.051       262,936
                                                                          2008   1.055       1.066       699,974
                                                                          2007   1.023       1.055       376,352
                                                                          2006   1.002       1.023       238,899
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)............ 2009   0.634       0.626            --
                                                                          2008   1.080       0.634            --
                                                                          2007   1.142       1.080            --
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2013   1.388       1.823        34,798
                                                                          2012   1.253       1.388        83,035
                                                                          2011   1.329       1.253       105,220
                                                                          2010   1.208       1.329       110,508
                                                                          2009   0.932       1.208       112,031
                                                                          2008   1.512       0.932       104,964
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.812       0.847            --
                                                                          2008   1.498       0.812       162,118
                                                                          2007   1.468       1.498       171,003
                                                                          2006   1.450       1.468       244,180
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.389       1.528            --
                                                                          2012   1.223       1.389       101,227
                                                                          2011   1.328       1.223       144,469
                                                                          2010   1.182       1.328       177,594
                                                                          2009   0.989       1.182       174,052
                                                                          2008   1.650       0.989       168,137
                                                                          2007   1.614       1.650       177,381
                                                                          2006   1.576       1.614       178,226

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.715       2.234        14,645
                                                                                    2012   1.575       1.715        26,239
                                                                                    2011   1.655       1.575        26,509
                                                                                    2010   1.463       1.655        34,810
                                                                                    2009   0.998       1.463        53,970
                                                                                    2008   1.874       0.998        57,809
                                                                                    2007   1.584       1.874        56,208
                                                                                    2006   1.625       1.584        56,465
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 2013   1.618       2.093        64,646
                                                                                    2012   1.427       1.618        74,300
                                                                                    2011   1.430       1.427        91,004
                                                                                    2010   1.272       1.430       166,443
                                                                                    2009   1.035       1.272       215,621
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013   1.541       1.797       178,474
                                                                                    2012   1.409       1.541       256,482
                                                                                    2011   1.403       1.409       416,378
                                                                                    2010   1.300       1.403       505,671
                                                                                    2009   1.119       1.300       576,125
                                                                                    2008   1.466       1.119       702,517
                                                                                    2007   1.433       1.466       805,287
                                                                                    2006   1.342       1.433       739,334
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................ 2013   1.675       2.233        86,600
                                                                                    2012   1.462       1.675        25,769
                                                                                    2011   1.476       1.462        49,144
                                                                                    2010   1.349       1.476        49,144
                                                                                    2009   1.137       1.349        49,144
                                                                                    2008   1.716       1.137        39,223
                                                                                    2007   1.623       1.716        71,389
                                                                                    2006   1.471       1.623        47,135
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2013   1.953       2.436        44,159
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 2013   1.186       1.616       112,435
                                                                                    2012   1.017       1.186        38,314
                                                                                    2011   1.050       1.017        38,314
                                                                                    2010   0.916       1.050        62,860
                                                                                    2009   0.652       0.916        96,211
                                                                                    2008   1.144       0.652        84,344
                                                                                    2007   1.067       1.144        78,341
                                                                                    2006   0.998       1.067        78,956
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2013   1.734       2.455        96,823
                                                                                    2012   1.523       1.734       127,494
                                                                                    2011   1.529       1.523       144,664
                                                                                    2010   1.156       1.529       205,306
                                                                                    2009   0.849       1.156       155,392
                                                                                    2008   1.293       0.849       174,251
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 2007   1.151       1.194            --
                                                                                    2006   1.085       1.151            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 2013   1.214       1.185            --
                                                                                    2012   1.194       1.214       116,151
                                                                                    2011   1.151       1.194        25,084
                                                                                    2010   1.106       1.151            --
                                                                                    2009   1.077       1.106         8,467
                                                                                    2008   1.099       1.077        50,803
                                                                                    2007   1.071       1.099        38,036
                                                                                    2006   1.036       1.071         1,700
Money Market Portfolio
 Money Market Subaccount (2/97).................................................... 2006   0.993       1.002            --
                                                                                    2005   0.983       0.993       465,730
                                                                                    2004   0.991       0.983       288,682
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04).................... 2006   1.112       1.175            --
                                                                                    2005   1.071       1.112            --
                                                                                    2004   1.000       1.071            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................... 2007   1.109       1.130            --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2006   1.121       1.109       121,541
                                                                         2005   1.118       1.121       161,271
                                                                         2004   1.045       1.118       124,785
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.193       1.232            --
                                                                         2008   1.159       1.193       884,686
                                                                         2007   1.085       1.159       780,578
                                                                         2006   1.064       1.085       739,557
                                                                         2005   1.057       1.064     1,035,193
                                                                         2004   1.026       1.057     1,102,845
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   1.760       1.632            --
                                                                         2007   1.624       1.760            --
                                                                         2006   1.489       1.624            --
                                                                         2005   1.414       1.489            --
                                                                         2004   1.338       1.414            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   2.105       2.277            --
                                                                         2006   1.678       2.105        83,780
                                                                         2005   1.522       1.678       110,534
                                                                         2004   1.334       1.522       111,146
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   2.323       2.479            --
                                                                         2006   2.016       2.323        78,890
                                                                         2005   1.918       2.016        74,715
                                                                         2004   1.547       1.918        66,304
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (9/00)................... 2006   1.456       1.549            --
                                                                         2005   1.363       1.456        57,702
                                                                         2004   1.303       1.363        65,570
 Travelers Convertible Securities Subaccount (5/98)..................... 2006   1.262       1.344            --
                                                                         2005   1.281       1.262        71,927
                                                                         2004   1.227       1.281        71,191
 Travelers Disciplined Mid Cap Stock Subaccount (6/97).................. 2006   1.732       1.890            --
                                                                         2005   1.568       1.732       168,505
                                                                         2004   1.371       1.568       170,676
 Travelers Equity Income Subaccount (12/96)............................. 2006   1.501       1.576            --
                                                                         2005   1.463       1.501       199,098
                                                                         2004   1.355       1.463       203,507
 Travelers Federated High Yield Subaccount (1/97)....................... 2006   1.300       1.332            --
                                                                         2005   1.291       1.300       135,680
                                                                         2004   1.191       1.291       135,764
 Travelers Federated Stock Subaccount (1/97)............................ 2006   1.465       1.516            --
                                                                         2005   1.416       1.465        14,091
                                                                         2004   1.304       1.416        14,023
 Travelers Large Cap Subaccount (12/96)................................. 2006   1.408       1.450            --
                                                                         2005   1.319       1.408       218,538
                                                                         2004   1.261       1.319       214,276
 Travelers Mercury Large Cap Core Subaccount (5/98)..................... 2006   1.554       1.649            --
                                                                         2005   1.412       1.554        15,253
                                                                         2004   1.240       1.412        28,750
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (4/98)................ 2006   1.537       1.625            --
                                                                         2005   1.518       1.537        64,040
                                                                         2004   1.355       1.518        65,365
 Travelers MFS(Reg. TM) Total Return Subaccount (1/97).................. 2006   1.301       1.342            --
                                                                         2005   1.287       1.301       783,582
                                                                         2004   1.175       1.287       762,707
 Travelers MFS(Reg. TM) Value Subaccount (5/00)......................... 2006   1.362       1.471            --
                                                                         2005   1.302       1.362           543
                                                                         2004   1.167       1.302            --
 Travelers Mondrian International Stock Subaccount (12/96).............. 2006   1.618       1.857            --
                                                                         2005   1.504       1.618        74,161
                                                                         2004   1.323       1.504        94,160
 Travelers Pioneer Fund Subaccount (5/03)............................... 2006   1.379       1.462            --

                   PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2005   1.325       1.379         1,347
                                                                2004   1.214       1.325            --
 Travelers Pioneer Strategic Income Subaccount (12/96)......... 2006   1.286       1.298            --
                                                                2005   1.263       1.286        13,132
                                                                2004   1.159       1.263            --
 Travelers Quality Bond Subaccount (12/96)..................... 2006   1.060       1.050            --
                                                                2005   1.062       1.060       165,669
                                                                2004   1.047       1.062       155,109
 Travelers Strategic Equity Subaccount (12/96)................. 2006   1.430       1.491            --
                                                                2005   1.427       1.430        70,069
                                                                2004   1.318       1.427        92,437
 Travelers U.S. Government Securities Subaccount (5/04)........ 2006   1.076       1.036            --
                                                                2005   1.050       1.076         1,745
                                                                2004   1.000       1.050            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00)........... 2009   1.084       1.050            --
                                                                2008   1.719       1.084       152,566
                                                                2007   1.792       1.719       152,586
                                                                2006   1.572       1.792       165,454
                                                                2005   1.538       1.572       203,274
                                                                2004   1.333       1.538       203,342
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........ 2009   0.888       0.910            --
                                                                2008   1.589       0.888        36,695
                                                                2007   1.439       1.589        37,541
                                                                2006   1.372       1.439        40,429
                                                                2005   1.295       1.372        96,402
                                                                2004   1.270       1.295        95,608





                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)..................... 2007   1.078       1.153    --
                                                                        2006   1.000       1.078    --
 AIM V.I. Premier Equity Subaccount (Series I) (9/00).................. 2006   1.043       1.095    --
                                                                        2005   1.000       1.043    --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/00)........ 2006   1.159       1.131    --
                                                                        2005   1.000       1.159    --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03).............. 2013   1.489       1.889    --
                                                                        2012   1.238       1.489    --
                                                                        2011   1.384       1.238    --
                                                                        2010   1.262       1.384    --
                                                                        2009   0.903       1.262    --
                                                                        2008   1.493       0.903    --
                                                                        2007   1.325       1.493    --
                                                                        2006   1.121       1.325    --
                                                                        2005   1.000       1.121    --
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2013   1.305       1.667    --
                                                                        2012   1.128       1.305    --
                                                                        2011   1.200       1.128    --
                                                                        2010   1.030       1.200    --
                                                                        2009   0.753       1.030    --
                                                                        2008   1.369       0.753    --
                                                                        2007   1.241       1.369    --
                                                                        2006   1.147       1.241    --
                                                                        2005   1.000       1.147    --
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2013   1.162       1.523    --

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                   UNIT      UNIT     NUMBER OF
                                                                                                  VALUE      VALUE      UNITS
                                                                                                    AT        AT     OUTSTANDING
                                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                                           YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                        2012   1.008       1.162    --
                                                                                        2011   1.046       1.008    --
                                                                                        2010   0.956       1.046    --
                                                                                        2009   0.742       0.956    --
                                                                                        2008   1.216       0.742    --
                                                                                        2007   1.179       1.216    --
                                                                                        2006   1.043       1.179    --
                                                                                        2005   1.000       1.043    --
Capital Appreciation Fund
 Capital Appreciation Fund (12/96)..................................................... 2006   1.170       1.157    --
                                                                                        2005   1.000       1.170    --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)................................ 2007   1.591       1.665    --
                                                                                        2006   1.223       1.591    --
                                                                                        2005   1.000       1.223    --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98).................................. 2006   1.088       1.416    --
                                                                                        2005   1.000       1.088    --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)........................... 2008   1.214       1.161    --
                                                                                        2007   1.155       1.214    --
                                                                                        2006   1.010       1.155    --
                                                                                        2005   1.000       1.010    --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)..................... 2008   0.944       0.890    --
                                                                                        2007   1.081       0.944    --
                                                                                        2006   1.061       1.081    --
                                                                                        2005   1.000       1.061    --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................... 2006   1.080       1.174    --
                                                                                        2005   1.000       1.080    --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)................. 2006   1.107       1.233    --
                                                                                        2005   1.000       1.107    --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00).................. 2013   1.335       1.716    --
                                                                                        2012   1.171       1.335    --
                                                                                        2011   1.227       1.171    --
                                                                                        2010   1.069       1.227    --
                                                                                        2009   0.804       1.069    --
                                                                                        2008   1.429       0.804    --
                                                                                        2007   1.241       1.429    --
                                                                                        2006   1.134       1.241    --
                                                                                        2005   1.000       1.134    --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)........ 2013   1.407       1.910    --
                                                                                        2012   1.173       1.407    --
                                                                                        2011   1.229       1.173    --
                                                                                        2010   1.061       1.229    --
                                                                                        2009   0.796       1.061    --
                                                                                        2008   1.382       0.796    --
                                                                                        2007   1.319       1.382    --
                                                                                        2006   1.181       1.319    --
                                                                                        2005   1.000       1.181    --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................. 2013   1.441       1.923    --
                                                                                        2012   1.282       1.441    --
                                                                                        2011   1.465       1.282    --
                                                                                        2010   1.160       1.465    --
                                                                                        2009   0.846       1.160    --
                                                                                        2008   1.427       0.846    --
                                                                                        2007   1.260       1.427    --
                                                                                        2006   1.142       1.260    --
                                                                                        2005   1.000       1.142    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)........................... 2006   1.083       1.259    --
                                                                                        2005   1.000       1.083    --
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)............ 2008   1.927       1.751    --

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.524       1.927    --
                                                                                   2006   1.212       1.524    --
                                                                                   2005   1.000       1.212    --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2013   1.239       1.496    --
                                                                                   2012   1.068       1.239    --
                                                                                   2011   1.217       1.068    --
                                                                                   2010   1.144       1.217    --
                                                                                   2009   0.850       1.144    --
                                                                                   2008   1.453       0.850    --
                                                                                   2007   1.282       1.453    --
                                                                                   2006   1.075       1.282    --
                                                                                   2005   1.000       1.075    --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.065       1.274    --
                                                                                   2005   1.000       1.065    --
High Yield Bond Trust
 High Yield Bond Trust (5/04)..................................................... 2006   0.990       1.011    --
                                                                                   2005   1.000       0.990    --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00).......................... 2006   1.062       1.096    --
                                                                                   2005   1.000       1.062    --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).............. 2010   1.215       1.231    --
                                                                                   2009   0.985       1.215    --
                                                                                   2008   1.414       0.985    --
                                                                                   2007   1.184       1.414    --
                                                                                   2006   1.134       1.184    --
                                                                                   2005   1.000       1.134    --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)................... 2008   1.297       1.221    --
                                                                                   2007   1.208       1.297    --
                                                                                   2006   1.043       1.208    --
                                                                                   2005   1.000       1.043    --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 2011   1.473       1.576    --
                                                                                   2010   1.206       1.473    --
                                                                                   2009   0.783       1.206    --
                                                                                   2008   1.424       0.783    --
                                                                                   2007   1.192       1.424    --
                                                                                   2006   1.126       1.192    --
                                                                                   2005   1.000       1.126    --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.032       1.156    --
                                                                                   2005   1.000       1.032    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.314       1.907    --
                                                                                   2012   1.128       1.314    --
                                                                                   2011   1.121       1.128    --
                                                                                   2010   0.914       1.121    --
                                                                                   2009   0.692       0.914    --
                                                                                   2008   1.182       0.692    --
                                                                                   2007   1.228       1.182    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.117       1.450    --
                                                                                   2012   0.990       1.117    --
                                                                                   2011   1.075       0.990    --
                                                                                   2010   0.939       1.075    --
                                                                                   2009   0.740       0.939    --
                                                                                   2008   1.188       0.740    --
                                                                                   2007   1.243       1.188    --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.286       1.641    --
                                                                                   2012   1.130       1.286    --
                                                                                   2011   1.121       1.130    --
                                                                                   2010   1.014       1.121    --
                                                                                   2009   0.846       1.014    --
                                                                                   2008   1.219       0.846    --
                                                                                   2007   1.180       1.219    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2013   1.200       1.624    --

                          PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2012   1.016       1.200    --
                                                                              2011   1.042       1.016    --
                                                                              2010   0.966       1.042    --
                                                                              2009   0.691       0.966    --
                                                                              2008   1.123       0.691    --
                                                                              2007   1.124       1.123    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)..... 2013   1.215       1.578    --
                                                                              2012   1.062       1.215    --
                                                                              2011   1.031       1.062    --
                                                                              2010   0.959       1.031    --
                                                                              2009   0.785       0.959    --
                                                                              2008   1.242       0.785    --
                                                                              2007   1.218       1.242    --
                                                                              2006   1.049       1.218    --
                                                                              2005   1.000       1.049    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00).... 2013   1.507       2.176    --
                                                                              2012   1.286       1.507    --
                                                                              2011   1.292       1.286    --
                                                                              2010   1.051       1.292    --
                                                                              2009   0.750       1.051    --
                                                                              2008   1.289       0.750    --
                                                                              2007   1.193       1.289    --
                                                                              2006   1.078       1.193    --
                                                                              2005   1.000       1.078    --
 LMPVET Equity Index Subaccount (Class II) (5/99)............................ 2009   0.735       0.715    --
                                                                              2008   1.198       0.735    --
                                                                              2007   1.163       1.198    --
                                                                              2006   1.029       1.163    --
                                                                              2005   1.000       1.029    --
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.253       1.460    --
                                                                              2012   1.153       1.253    --
                                                                              2011   1.175       1.153    --
                                                                              2010   1.067       1.175    --
                                                                              2009   0.885       1.067    --
                                                                              2008   1.205       0.885    --
                                                                              2007   1.107       1.205    --
                                                                              2006   1.047       1.107    --
                                                                              2005   1.000       1.047    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)...... 2011   0.976       0.964    --
                                                                              2010   0.911       0.976    --
                                                                              2009   0.790       0.911    --
                                                                              2008   1.021       0.790    --
                                                                              2007   1.026       1.021    --
                                                                              2006   1.004       1.026    --
                                                                              2005   1.000       1.004    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98).................................. 2007   1.202       1.260    --
                                                                              2006   1.037       1.202    --
                                                                              2005   1.000       1.037    --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)......................... 2007   1.082       1.127    --
                                                                              2006   1.058       1.082    --
                                                                              2005   1.000       1.058    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)....................... 2007   1.192       1.233    --
                                                                              2006   1.093       1.192    --
                                                                              2005   1.000       1.093    --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)....................... 2007   1.137       1.186    --
                                                                              2006   1.030       1.137    --
                                                                              2005   1.000       1.030    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).................. 2007   1.183       1.228    --
                                                                              2006   1.027       1.183    --
                                                                              2005   1.000       1.027    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)...................... 2007   1.186       1.307    --

                         PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2006   1.077       1.186    --
                                                                            2005   1.000       1.077    --
Managed Assets Trust
 Managed Assets Trust (5/04)............................................... 2006   1.021       1.052    --
                                                                            2005   1.000       1.021    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............... 2008   1.185       1.141    --
                                                                            2007   1.138       1.185    --
                                                                            2006   1.197       1.138    --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................... 2013   1.547       1.669    --
                                                                            2012   1.348       1.547    --
                                                                            2011   1.338       1.348    --
                                                                            2010   1.173       1.338    --
                                                                            2009   0.811       1.173    --
                                                                            2008   1.089       0.811    --
                                                                            2007   1.079       1.089    --
                                                                            2006   1.026       1.079    --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................. 2007   1.226       1.284    --
                                                                            2006   1.159       1.226    --
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................. 2013   1.117       1.472    --
                                                                            2012   1.003       1.117    --
                                                                            2011   1.019       1.003    --
                                                                            2010   0.922       1.019    --
                                                                            2009   0.788       0.922    --
                                                                            2008   1.281       0.788    --
                                                                            2007   1.273       1.281    --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2013   1.020       1.039    --
                                                                            2012   0.823       1.020    --
                                                                            2011   0.885       0.823    --
                                                                            2010   0.775       0.885    --
                                                                            2009   0.584       0.775    --
                                                                            2008   1.019       0.584    --
                                                                            2007   1.218       1.019    --
                                                                            2006   1.003       1.218    --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2013   1.437       1.821    --
                                                                            2012   1.192       1.437    --
                                                                            2011   1.310       1.192    --
                                                                            2010   1.217       1.310    --
                                                                            2009   0.865       1.217    --
                                                                            2008   1.516       0.865    --
                                                                            2007   1.184       1.516    --
                                                                            2006   1.157       1.184    --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2013   1.437       1.845    --
                                                                            2012   1.130       1.437    --
                                                                            2011   1.339       1.130    --
                                                                            2010   1.169       1.339    --
                                                                            2009   0.766       1.169    --
                                                                            2008   1.316       0.766    --
                                                                            2007   1.352       1.316    --
                                                                            2006   1.229       1.352    --
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2013   1.125       1.495    --
                                                                            2012   0.967       1.125    --
                                                                            2011   1.000       0.967    --
                                                                            2010   0.887       1.000    --
                                                                            2009   0.712       0.887    --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2013   1.035       1.324    --
                                                                            2012   0.919       1.035    --
                                                                            2011   0.972       0.919    --
                                                                            2010   0.789       0.972    --
                                                                            2009   0.635       0.789    --
                                                                            2008   1.057       0.635    --
                                                                            2007   1.070       1.057    --
                                                                            2006   1.016       1.070    --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.851       0.840    --

                           PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2008   1.159       0.851    --
                                                                                2007   1.110       1.159    --
                                                                                2006   1.052       1.110    --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   1.601       1.700    --
                                                                                2012   1.441       1.601    --
                                                                                2011   1.401       1.441    --
                                                                                2010   1.261       1.401    --
                                                                                2009   0.936       1.261    --
                                                                                2008   1.169       0.936    --
                                                                                2007   1.115       1.169    --
                                                                                2006   1.065       1.115    --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.703       0.668    --
                                                                                2008   1.248       0.703    --
                                                                                2007   1.136       1.248    --
                                                                                2006   1.152       1.136    --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   1.725       1.613    --
                                                                                2012   1.476       1.725    --
                                                                                2011   1.843       1.476    --
                                                                                2010   1.514       1.843    --
                                                                                2009   0.912       1.514    --
                                                                                2008   2.082       0.912    --
                                                                                2007   1.655       2.082    --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2009   0.802       1.330    --
                                                                                2008   1.754       0.802    --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.248       1.461    --
                                                                                2012   1.089       1.248    --
                                                                                2011   1.243       1.089    --
                                                                                2010   1.136       1.243    --
                                                                                2009   0.880       1.136    --
                                                                                2008   1.555       0.880    --
                                                                                2007   1.483       1.555    --
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.130       1.224    --
                                                                                2012   1.090       1.130    --
                                                                                2011   1.171       1.090    --
                                                                                2010   0.968       1.171    --
                                                                                2009   0.719       0.968    --
                                                                                2008   1.139       0.719    --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2013   1.269       1.732    --
                                                                                2012   1.183       1.269    --
                                                                                2011   1.295       1.183    --
                                                                                2010   0.999       1.295    --
                                                                                2009   0.647       0.999    --
                                                                                2008   1.168       0.647    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   0.651       0.651    --
                                                                                2012   0.651       0.651    --
                                                                                2011   0.651       0.651    --
                                                                                2010   0.651       0.651    --
                                                                                2009   0.639       0.651    --
                                                                                2008   1.095       0.639    --
                                                                                2007   1.049       1.095    --
                                                                                2006   0.996       1.049    --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............. 2013   1.409       1.259    --
                                                                                2012   1.313       1.409    --
                                                                                2011   1.199       1.313    --
                                                                                2010   1.131       1.199    --
                                                                                2009   0.974       1.131    --
                                                                                2008   1.062       0.974    --
                                                                                2007   1.005       1.062    --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)........................... 2013   1.490       1.434    --
                                                                                2012   1.389       1.490    --
                                                                                2011   1.371       1.389    --
                                                                                2010   1.291       1.371    --
                                                                                2009   1.161       1.291    --
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................. 2013   1.143       1.493    --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.053       1.143    --
                                                                          2011   1.124       1.053    --
                                                                          2010   0.985       1.124    --
                                                                          2009   0.810       0.985    --
                                                                          2008   1.228       0.810    --
                                                                          2007   1.192       1.228    --
                                                                          2006   1.110       1.192    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.549       1.544    --
                                                                          2012   1.414       1.549    --
                                                                          2011   1.390       1.414    --
                                                                          2010   1.262       1.390    --
                                                                          2009   0.966       1.262    --
                                                                          2008   1.103       0.966    --
                                                                          2007   1.053       1.103    --
                                                                          2006   1.019       1.053    --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.393       1.455    --
                                                                          2012   1.266       1.393    --
                                                                          2011   1.569       1.266    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   1.001       1.314    --
                                                                          2012   0.864       1.001    --
                                                                          2011   0.917       0.864    --
                                                                          2010   0.798       0.917    --
                                                                          2009   0.687       0.798    --
                                                                          2008   1.098       0.687    --
                                                                          2007   1.076       1.098    --
                                                                          2006   1.001       1.076    --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.018       1.324    --
                                                                          2012   0.879       1.018    --
                                                                          2011   0.984       0.879    --
                                                                          2010   0.836       0.984    --
                                                                          2009   0.674       0.836    --
                                                                          2008   0.978       0.674    --
                                                                          2007   1.027       0.978    --
                                                                          2006   1.003       1.027    --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.273       1.240    --
                                                                          2012   1.205       1.273    --
                                                                          2011   1.152       1.205    --
                                                                          2010   1.083       1.152    --
                                                                          2009   1.008       1.083    --
                                                                          2008   1.064       1.008    --
                                                                          2007   1.019       1.064    --
                                                                          2006   0.983       1.019    --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   0.987       1.300    --
                                                                          2012   0.879       0.987    --
                                                                          2011   0.983       0.879    --
                                                                          2010   0.836       0.983    --
                                                                          2009   0.665       0.836    --
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.196       1.416    --
                                                                          2012   1.084       1.196    --
                                                                          2011   1.064       1.084    --
                                                                          2010   0.988       1.064    --
                                                                          2009   0.853       0.988    --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   1.009       0.991    --
                                                                          2012   1.028       1.009    --
                                                                          2011   1.047       1.028    --
                                                                          2010   1.067       1.047    --
                                                                          2009   1.082       1.067    --
                                                                          2008   1.072       1.082    --
                                                                          2007   1.039       1.072    --
                                                                          2006   1.018       1.039    --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)............ 2009   0.633       0.625    --
                                                                          2008   1.079       0.633    --
                                                                          2007   1.142       1.079    --
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2013   1.060       1.391    --

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   0.957       1.060    --
                                                                                    2011   1.016       0.957    --
                                                                                    2010   0.924       1.016    --
                                                                                    2009   0.713       0.924    --
                                                                                    2008   1.157       0.713    --
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.621       0.647    --
                                                                                    2008   1.146       0.621    --
                                                                                    2007   1.123       1.146    --
                                                                                    2006   1.110       1.123    --
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   0.952       1.047    --
                                                                                    2012   0.838       0.952    --
                                                                                    2011   0.911       0.838    --
                                                                                    2010   0.811       0.911    --
                                                                                    2009   0.679       0.811    --
                                                                                    2008   1.133       0.679    --
                                                                                    2007   1.109       1.133    --
                                                                                    2006   1.083       1.109    --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.166       1.518    --
                                                                                    2012   1.071       1.166    --
                                                                                    2011   1.127       1.071    --
                                                                                    2010   0.997       1.127    --
                                                                                    2009   0.680       0.997    --
                                                                                    2008   1.277       0.680    --
                                                                                    2007   1.081       1.277    --
                                                                                    2006   1.109       1.081    --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 2013   1.154       1.491    --
                                                                                    2012   1.018       1.154    --
                                                                                    2011   1.020       1.018    --
                                                                                    2010   0.908       1.020    --
                                                                                    2009   0.739       0.908    --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013   1.194       1.392    --
                                                                                    2012   1.092       1.194    --
                                                                                    2011   1.088       1.092    --
                                                                                    2010   1.009       1.088    --
                                                                                    2009   0.869       1.009    --
                                                                                    2008   1.139       0.869    --
                                                                                    2007   1.114       1.139    --
                                                                                    2006   1.044       1.114    --
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................ 2013   1.273       1.696    --
                                                                                    2012   1.112       1.273    --
                                                                                    2011   1.123       1.112    --
                                                                                    2010   1.026       1.123    --
                                                                                    2009   0.865       1.026    --
                                                                                    2008   1.307       0.865    --
                                                                                    2007   1.237       1.307    --
                                                                                    2006   1.121       1.237    --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2013   1.232       1.536    --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 2013   1.182       1.610    --
                                                                                    2012   1.014       1.182    --
                                                                                    2011   1.047       1.014    --
                                                                                    2010   0.914       1.047    --
                                                                                    2009   0.651       0.914    --
                                                                                    2008   1.143       0.651    --
                                                                                    2007   1.067       1.143    --
                                                                                    2006   0.998       1.067    --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2013   1.193       1.689    --
                                                                                    2012   1.049       1.193    --
                                                                                    2011   1.053       1.049    --
                                                                                    2010   0.797       1.053    --
                                                                                    2009   0.585       0.797    --
                                                                                    2008   0.892       0.585    --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 2007   1.073       1.113    --
                                                                                    2006   1.011       1.073    --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 2013   1.126       1.099    --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2012   1.108       1.126    --
                                                                         2011   1.068       1.108    --
                                                                         2010   1.027       1.068    --
                                                                         2009   1.001       1.027    --
                                                                         2008   1.022       1.001    --
                                                                         2007   0.996       1.022    --
                                                                         2006   0.964       0.996    --
Money Market Portfolio
 Money Market Subaccount (2/97)......................................... 2006   1.010       1.018    --
                                                                         2005   1.000       1.010    --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)......... 2006   1.044       1.102    --
                                                                         2005   1.000       1.044    --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)......... 2007   0.982       1.001    --
                                                                         2006   0.993       0.982    --
                                                                         2005   1.000       0.993    --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.121       1.158    --
                                                                         2008   1.090       1.121    --
                                                                         2007   1.021       1.090    --
                                                                         2006   1.002       1.021    --
                                                                         2005   1.000       1.002    --
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   1.264       1.172    --
                                                                         2007   1.167       1.264    --
                                                                         2006   1.070       1.167    --
                                                                         2005   1.000       1.070    --
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.379       1.491    --
                                                                         2006   1.100       1.379    --
                                                                         2005   1.000       1.100    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.217       1.299    --
                                                                         2006   1.057       1.217    --
                                                                         2005   1.000       1.057    --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (9/00)................... 2006   1.083       1.152    --
                                                                         2005   1.000       1.083    --
 Travelers Convertible Securities Subaccount (5/98)..................... 2006   1.000       1.065    --
                                                                         2005   1.000       1.000    --
 Travelers Disciplined Mid Cap Stock Subaccount (6/97).................. 2006   1.097       1.197    --
                                                                         2005   1.000       1.097    --
 Travelers Equity Income Subaccount (12/96)............................. 2006   1.032       1.083    --
                                                                         2005   1.000       1.032    --
 Travelers Federated High Yield Subaccount (1/97)....................... 2006   1.001       1.026    --
                                                                         2005   1.000       1.001    --
 Travelers Federated Stock Subaccount (1/97)............................ 2006   1.033       1.069    --
                                                                         2005   1.000       1.033    --
 Travelers Large Cap Subaccount (12/96)................................. 2006   1.078       1.110    --
                                                                         2005   1.000       1.078    --
 Travelers Mercury Large Cap Core Subaccount (5/98)..................... 2006   1.093       1.159    --
                                                                         2005   1.000       1.093    --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (4/98)................ 2006   1.049       1.109    --
                                                                         2005   1.000       1.049    --
 Travelers MFS(Reg. TM) Total Return Subaccount (1/97).................. 2006   1.012       1.044    --
                                                                         2005   1.000       1.012    --
 Travelers MFS(Reg. TM) Value Subaccount (5/00)......................... 2006   1.038       1.121    --
                                                                         2005   1.000       1.038    --
 Travelers Mondrian International Stock Subaccount (12/96).............. 2006   1.071       1.229    --
                                                                         2005   1.000       1.071    --
 Travelers Pioneer Fund Subaccount (5/03)............................... 2006   1.047       1.110    --

                   PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2005   1.000       1.047    --
 Travelers Pioneer Strategic Income Subaccount (12/96)......... 2006   1.009       1.019    --
                                                                2005   1.000       1.009    --
 Travelers Quality Bond Subaccount (12/96)..................... 2006   0.993       0.983    --
                                                                2005   1.000       0.993    --
 Travelers Strategic Equity Subaccount (12/96)................. 2006   1.046       1.091    --
                                                                2005   1.000       1.046    --
 Travelers U.S. Government Securities Subaccount (5/04)........ 2006   1.001       0.964    --
                                                                2005   1.000       1.001    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00)........... 2009   0.710       0.688    --
                                                                2008   1.127       0.710    --
                                                                2007   1.176       1.127    --
                                                                2006   1.032       1.176    --
                                                                2005   1.000       1.032    --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........ 2009   0.695       0.712    --
                                                                2008   1.244       0.695    --
                                                                2007   1.127       1.244    --
                                                                2006   1.075       1.127    --
                                                                2005   1.000       1.075    --





                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)..................... 2007   1.078       1.153    --
                                                                        2006   1.000       1.078    --
 AIM V.I. Premier Equity Subaccount (Series I) (9/00).................. 2006   1.362       1.429    --
                                                                        2005   1.313       1.362    --
                                                                        2004   1.266       1.313    --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/00)........ 2006   1.502       1.464    --
                                                                        2005   1.333       1.502    --
                                                                        2004   1.253       1.333    --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03).............. 2013   2.132       2.702    --
                                                                        2012   1.773       2.132    --
                                                                        2011   1.983       1.773    --
                                                                        2010   1.809       1.983    --
                                                                        2009   1.295       1.809    --
                                                                        2008   2.143       1.295    --
                                                                        2007   1.902       2.143    --
                                                                        2006   1.609       1.902    --
                                                                        2005   1.438       1.609    --
                                                                        2004   1.291       1.438    --
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2013   1.775       2.266    --
                                                                        2012   1.535       1.775    --
                                                                        2011   1.634       1.535    --
                                                                        2010   1.403       1.634    --
                                                                        2009   1.026       1.403    --
                                                                        2008   1.866       1.026    --
                                                                        2007   1.693       1.866    --
                                                                        2006   1.566       1.693    --
                                                                        2005   1.373       1.566    --
                                                                        2004   1.244       1.373    --
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2013   1.560       2.043    --

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                   UNIT      UNIT     NUMBER OF
                                                                                                  VALUE      VALUE      UNITS
                                                                                                    AT        AT     OUTSTANDING
                                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                                           YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                        2012   1.353       1.560            --
                                                                                        2011   1.405       1.353            --
                                                                                        2010   1.285       1.405            --
                                                                                        2009   0.998       1.285            --
                                                                                        2008   1.636       0.998            --
                                                                                        2007   1.588       1.636            --
                                                                                        2006   1.405       1.588            --
                                                                                        2005   1.353       1.405            --
                                                                                        2004   1.249       1.353            --
Capital Appreciation Fund
 Capital Appreciation Fund (12/96)..................................................... 2006   1.727       1.707            --
                                                                                        2005   1.489       1.727            --
                                                                                        2004   1.269       1.489            --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)................................ 2007   2.894       3.029            --
                                                                                        2006   2.226       2.894            --
                                                                                        2005   1.773       2.226            --
                                                                                        2004   1.446       1.773            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98).................................. 2006   1.855       2.415            --
                                                                                        2005   1.764       1.855            --
                                                                                        2004   1.369       1.764            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)........................... 2008   1.579       1.510            --
                                                                                        2007   1.502       1.579            --
                                                                                        2006   1.314       1.502            --
                                                                                        2005   1.283       1.314            --
                                                                                        2004   1.245       1.283            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)..................... 2008   1.362       1.284            --
                                                                                        2007   1.560       1.362            --
                                                                                        2006   1.532       1.560            --
                                                                                        2005   1.476       1.532            --
                                                                                        2004   1.351       1.476            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................... 2006   1.301       1.413            --
                                                                                        2005   1.203       1.301            --
                                                                                        2004   1.074       1.203            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)................. 2006   1.298       1.446            --
                                                                                        2005   1.201       1.298            --
                                                                                        2004   1.067       1.201            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00).................. 2013   1.994       2.562       934,678
                                                                                        2012   1.750       1.994     1,377,578
                                                                                        2011   1.834       1.750     1,735,412
                                                                                        2010   1.599       1.834     2,650,466
                                                                                        2009   1.203       1.599     3,148,919
                                                                                        2008   2.139       1.203     3,274,609
                                                                                        2007   1.859       2.139     3,452,225
                                                                                        2006   1.700       1.859     4,233,584
                                                                                        2005   1.485       1.700     4,270,513
                                                                                        2004   1.315       1.485     3,915,118
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)........ 2013   1.748       2.372            --
                                                                                        2012   1.458       1.748            --
                                                                                        2011   1.528       1.458            --
                                                                                        2010   1.320       1.528            --
                                                                                        2009   0.991       1.320            --
                                                                                        2008   1.722       0.991            --
                                                                                        2007   1.644       1.722            --
                                                                                        2006   1.472       1.644            --
                                                                                        2005   1.243       1.472            --
                                                                                        2004   1.251       1.243            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................. 2013   2.518       3.357       356,239

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   2.241       2.518       447,557
                                                                                    2011   2.562       2.241       592,075
                                                                                    2010   2.031       2.562       912,792
                                                                                    2009   1.481       2.031     1,119,123
                                                                                    2008   2.499       1.481     1,177,627
                                                                                    2007   2.209       2.499     1,319,590
                                                                                    2006   2.003       2.209     1,680,517
                                                                                    2005   1.729       2.003     1,873,735
                                                                                    2004   1.414       1.729     1,781,085
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)....................... 2006   1.519       1.764            --
                                                                                    2005   1.400       1.519            --
                                                                                    2004   1.267       1.400            --
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)........ 2008   3.506       3.187            --
                                                                                    2007   2.775       3.506            --
                                                                                    2006   2.208       2.775            --
                                                                                    2005   1.766       2.208            --
                                                                                    2004   1.443       1.766            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)................... 2013   1.425       1.720            --
                                                                                    2012   1.229       1.425            --
                                                                                    2011   1.402       1.229            --
                                                                                    2010   1.318       1.402            --
                                                                                    2009   0.980       1.318            --
                                                                                    2008   1.675       0.980            --
                                                                                    2007   1.479       1.675            --
                                                                                    2006   1.241       1.479            --
                                                                                    2005   1.148       1.241            --
                                                                                    2004   1.000       1.148            --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................... 2006   1.642       1.962            --
                                                                                    2005   1.537       1.642            --
                                                                                    2004   1.350       1.537            --
High Yield Bond Trust
 High Yield Bond Trust (5/04)...................................................... 2006   1.060       1.083            --
                                                                                    2005   1.066       1.060            --
                                                                                    2004   1.000       1.066            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)........................... 2006   1.279       1.319            --
                                                                                    2005   1.210       1.279     1,530,068
                                                                                    2004   1.139       1.210     1,473,681
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............... 2010   1.674       1.695            --
                                                                                    2009   1.358       1.674            --
                                                                                    2008   1.950       1.358            --
                                                                                    2007   1.633       1.950            --
                                                                                    2006   1.565       1.633            --
                                                                                    2005   1.420       1.565            --
                                                                                    2004   1.267       1.420            --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................... 2008   1.697       1.598            --
                                                                                    2007   1.582       1.697       391,437
                                                                                    2006   1.367       1.582       412,219
                                                                                    2005   1.320       1.367       667,691
                                                                                    2004   1.287       1.320       730,429
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).................. 2011   2.074       2.217            --
                                                                                    2010   1.699       2.074            --
                                                                                    2009   1.104       1.699            --
                                                                                    2008   2.008       1.104            --
                                                                                    2007   1.682       2.008            --
                                                                                    2006   1.589       1.682            --
                                                                                    2005   1.452       1.589            --
                                                                                    2004   1.471       1.452            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)..................................... 2006   1.531       1.714            --
                                                                                    2005   1.501       1.531            --
                                                                                    2004   1.331       1.501            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)......... 2013   1.879       2.724            --

                          PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2012   1.613       1.879            --
                                                                              2011   1.604       1.613            --
                                                                              2010   1.308       1.604            --
                                                                              2009   0.991       1.308            --
                                                                              2008   1.694       0.991            --
                                                                              2007   1.761       1.694            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)....... 2013   1.661       2.154       348,768
                                                                              2012   1.473       1.661       415,790
                                                                              2011   1.600       1.473       467,535
                                                                              2010   1.399       1.600       536,821
                                                                              2009   1.102       1.399       624,484
                                                                              2008   1.771       1.102       674,208
                                                                              2007   1.853       1.771       748,070
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........ 2013   1.736       2.215            --
                                                                              2012   1.526       1.736            --
                                                                              2011   1.516       1.526            --
                                                                              2010   1.372       1.516            --
                                                                              2009   1.145       1.372            --
                                                                              2008   1.651       1.145            --
                                                                              2007   1.598       1.651            --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07).... 2013   1.679       2.271            --
                                                                              2012   1.422       1.679            --
                                                                              2011   1.458       1.422            --
                                                                              2010   1.353       1.458            --
                                                                              2009   0.969       1.353            --
                                                                              2008   1.575       0.969            --
                                                                              2007   1.576       1.575            --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)..... 2013   1.756       2.281       156,919
                                                                              2012   1.537       1.756       189,476
                                                                              2011   1.492       1.537       178,675
                                                                              2010   1.389       1.492       264,156
                                                                              2009   1.137       1.389       297,890
                                                                              2008   1.801       1.137       301,252
                                                                              2007   1.766       1.801       381,658
                                                                              2006   1.522       1.766       459,181
                                                                              2005   1.456       1.522       445,779
                                                                              2004   1.345       1.456       474,434
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00).... 2013   2.517       3.631       342,033
                                                                              2012   2.148       2.517       443,762
                                                                              2011   2.159       2.148       552,809
                                                                              2010   1.758       2.159       745,232
                                                                              2009   1.255       1.758       836,440
                                                                              2008   2.157       1.255       910,004
                                                                              2007   1.999       2.157     1,074,315
                                                                              2006   1.806       1.999     1,210,020
                                                                              2005   1.755       1.806     1,299,633
                                                                              2004   1.554       1.755     1,377,795
 LMPVET Equity Index Subaccount (Class II) (5/99)............................ 2009   1.023       0.995            --
                                                                              2008   1.668       1.023            --
                                                                              2007   1.620       1.668            --
                                                                              2006   1.435       1.620            --
                                                                              2005   1.402       1.435            --
                                                                              2004   1.297       1.402            --
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.319       1.536            --
                                                                              2012   1.214       1.319            --
                                                                              2011   1.237       1.214            --
                                                                              2010   1.125       1.237            --
                                                                              2009   0.933       1.125            --
                                                                              2008   1.271       0.933            --
                                                                              2007   1.168       1.271            --
                                                                              2006   1.106       1.168            --
                                                                              2005   1.079       1.106            --
                                                                              2004   1.000       1.079            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)...... 2011   0.965       0.952            --

                      PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.900       0.965            --
                                                                     2009   0.781       0.900            --
                                                                     2008   1.010       0.781            --
                                                                     2007   1.016       1.010            --
                                                                     2006   0.995       1.016            --
                                                                     2005   0.990       0.995            --
                                                                     2004   0.998       0.990            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)......................... 2007   1.767       1.852            --
                                                                     2006   1.525       1.767       921,563
                                                                     2005   1.493       1.525     1,025,628
                                                                     2004   1.405       1.493     1,032,007
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)................ 2007   1.497       1.558            --
                                                                     2006   1.464       1.497            --
                                                                     2005   1.417       1.464            --
                                                                     2004   1.437       1.417            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02).............. 2007   1.756       1.817            --
                                                                     2006   1.612       1.756            --
                                                                     2005   1.495       1.612            --
                                                                     2004   1.396       1.495            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02).............. 2007   1.572       1.640            --
                                                                     2006   1.425       1.572            --
                                                                     2005   1.402       1.425            --
                                                                     2004   1.318       1.402            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)......... 2007   1.598       1.659            --
                                                                     2006   1.389       1.598            --
                                                                     2005   1.371       1.389            --
                                                                     2004   1.240       1.371            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.787       1.967            --
                                                                     2006   1.623       1.787            --
                                                                     2005   1.528       1.623            --
                                                                     2004   1.255       1.528            --
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.095       1.129            --
                                                                     2005   1.075       1.095            --
                                                                     2004   1.000       1.075            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.863       1.794            --
                                                                     2007   1.791       1.863            --
                                                                     2006   1.884       1.791            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2013   1.997       2.153            --
                                                                     2012   1.741       1.997            --
                                                                     2011   1.729       1.741            --
                                                                     2010   1.516       1.729            --
                                                                     2009   1.049       1.516            --
                                                                     2008   1.409       1.049            --
                                                                     2007   1.397       1.409            --
                                                                     2006   1.328       1.397            --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.737       1.820            --
                                                                     2006   1.644       1.737            --
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......... 2013   1.579       2.078            --
                                                                     2012   1.418       1.579            --
                                                                     2011   1.442       1.418            --
                                                                     2010   1.305       1.442            --
                                                                     2009   1.116       1.305            --
                                                                     2008   1.814       1.116            --
                                                                     2007   1.804       1.814            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........ 2013   1.017       1.035       590,639

                           PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   0.821       1.017       718,853
                                                                                2011   0.883       0.821     1,036,171
                                                                                2010   0.774       0.883     1,321,207
                                                                                2009   0.584       0.774     1,589,865
                                                                                2008   1.018       0.584     1,850,692
                                                                                2007   1.218       1.018     2,223,491
                                                                                2006   1.003       1.218     2,676,229
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............. 2013   2.113       2.677            --
                                                                                2012   1.754       2.113            --
                                                                                2011   1.928       1.754            --
                                                                                2010   1.792       1.928            --
                                                                                2009   1.275       1.792            --
                                                                                2008   2.235       1.275            --
                                                                                2007   1.746       2.235            --
                                                                                2006   1.707       1.746            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............... 2013   2.156       2.768            --
                                                                                2012   1.698       2.156            --
                                                                                2011   2.012       1.698            --
                                                                                2010   1.757       2.012            --
                                                                                2009   1.152       1.757            --
                                                                                2008   1.981       1.152            --
                                                                                2007   2.036       1.981            --
                                                                                2006   1.851       2.036            --
 MIST Invesco Comstock Subaccount (Class B) (5/09)............................. 2013   1.703       2.263     1,432,337
                                                                                2012   1.465       1.703     2,038,084
                                                                                2011   1.515       1.465     2,716,387
                                                                                2010   1.344       1.515     3,464,172
                                                                                2009   1.079       1.344     4,196,131
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *...................... 2013   1.031       1.318            --
                                                                                2012   0.916       1.031            --
                                                                                2011   0.970       0.916            --
                                                                                2010   0.787       0.970            --
                                                                                2009   0.634       0.787            --
                                                                                2008   1.056       0.634            --
                                                                                2007   1.070       1.056            --
                                                                                2006   1.016       1.070            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   0.911       0.900            --
                                                                                2008   1.242       0.911            --
                                                                                2007   1.190       1.242            --
                                                                                2006   1.129       1.190            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   2.008       2.131            --
                                                                                2012   1.808       2.008            --
                                                                                2011   1.758       1.808            --
                                                                                2010   1.583       1.758            --
                                                                                2009   1.176       1.583            --
                                                                                2008   1.469       1.176            --
                                                                                2007   1.402       1.469            --
                                                                                2006   1.340       1.402            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.941       0.893            --
                                                                                2008   1.672       0.941            --
                                                                                2007   1.523       1.672            --
                                                                                2006   1.544       1.523            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   3.130       2.924       267,456
                                                                                2012   2.679       3.130       327,842
                                                                                2011   3.346       2.679       427,740
                                                                                2010   2.750       3.346       655,519
                                                                                2009   1.657       2.750       678,005
                                                                                2008   3.785       1.657       645,359
                                                                                2007   3.010       3.785       706,091
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2009   1.459       2.419            --
                                                                                2008   3.192       1.459            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.892       2.214            --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.652       1.892    --
                                                                          2011   1.886       1.652    --
                                                                          2010   1.726       1.886    --
                                                                          2009   1.337       1.726    --
                                                                          2008   2.364       1.337    --
                                                                          2007   2.255       2.364    --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   1.773       1.920    --
                                                                          2012   1.712       1.773    --
                                                                          2011   1.839       1.712    --
                                                                          2010   1.521       1.839    --
                                                                          2009   1.130       1.521    --
                                                                          2008   1.791       1.130    --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2013   1.755       2.394    --
                                                                          2012   1.637       1.755    --
                                                                          2011   1.792       1.637    --
                                                                          2010   1.383       1.792    --
                                                                          2009   0.896       1.383    --
                                                                          2008   1.618       0.896    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2013   0.650       0.650    --
                                                                          2012   0.650       0.650    --
                                                                          2011   0.650       0.650    --
                                                                          2010   0.650       0.650    --
                                                                          2009   0.638       0.650    --
                                                                          2008   1.094       0.638    --
                                                                          2007   1.049       1.094    --
                                                                          2006   0.996       1.049    --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.580       1.411    --
                                                                          2012   1.473       1.580    --
                                                                          2011   1.347       1.473    --
                                                                          2010   1.271       1.347    --
                                                                          2009   1.094       1.271    --
                                                                          2008   1.194       1.094    --
                                                                          2007   1.130       1.194    --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.572       1.513    --
                                                                          2012   1.467       1.572    --
                                                                          2011   1.449       1.467    --
                                                                          2010   1.365       1.449    --
                                                                          2009   1.227       1.365    --
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.496       1.953    --
                                                                          2012   1.379       1.496    --
                                                                          2011   1.472       1.379    --
                                                                          2010   1.291       1.472    --
                                                                          2009   1.062       1.291    --
                                                                          2008   1.612       1.062    --
                                                                          2007   1.564       1.612    --
                                                                          2006   1.458       1.564    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.961       1.954    --
                                                                          2012   1.791       1.961    --
                                                                          2011   1.761       1.791    --
                                                                          2010   1.600       1.761    --
                                                                          2009   1.225       1.600    --
                                                                          2008   1.399       1.225    --
                                                                          2007   1.337       1.399    --
                                                                          2006   1.293       1.337    --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.959       2.046    --
                                                                          2012   1.781       1.959    --
                                                                          2011   2.209       1.781    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.997       1.309    --
                                                                          2012   0.862       0.997    --
                                                                          2011   0.915       0.862    --
                                                                          2010   0.797       0.915    --
                                                                          2009   0.686       0.797    --
                                                                          2008   1.097       0.686    --
                                                                          2007   1.075       1.097    --
                                                                          2006   1.001       1.075    --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.015       1.319    --

                       PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   0.877       1.015            --
                                                                        2011   0.982       0.877            --
                                                                        2010   0.835       0.982            --
                                                                        2009   0.673       0.835            --
                                                                        2008   0.977       0.673            --
                                                                        2007   1.027       0.977            --
                                                                        2006   1.003       1.027            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2013   1.350       1.314            --
                                                                        2012   1.279       1.350            --
                                                                        2011   1.224       1.279            --
                                                                        2010   1.151       1.224            --
                                                                        2009   1.072       1.151            --
                                                                        2008   1.131       1.072            --
                                                                        2007   1.085       1.131            --
                                                                        2006   1.046       1.085            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2013   1.281       1.687       279,952
                                                                        2012   1.141       1.281       421,689
                                                                        2011   1.277       1.141       533,282
                                                                        2010   1.087       1.277       849,671
                                                                        2009   0.864       1.087       947,974
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................. 2013   1.279       1.513            --
                                                                        2012   1.160       1.279            --
                                                                        2011   1.139       1.160            --
                                                                        2010   1.058       1.139            --
                                                                        2009   0.914       1.058            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2013   0.986       0.968     1,183,387
                                                                        2012   1.005       0.986     2,274,590
                                                                        2011   1.025       1.005     3,029,040
                                                                        2010   1.044       1.025     3,459,210
                                                                        2009   1.060       1.044     5,311,117
                                                                        2008   1.050       1.060     6,266,981
                                                                        2007   1.019       1.050     3,645,734
                                                                        2006   0.998       1.019     2,326,715
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......... 2009   0.632       0.625            --
                                                                        2008   1.078       0.632            --
                                                                        2007   1.141       1.078            --
 MSF Davis Venture Value Subaccount (Class A) (4/08)................... 2013   1.375       1.803            --
                                                                        2012   1.242       1.375            --
                                                                        2011   1.318       1.242            --
                                                                        2010   1.200       1.318            --
                                                                        2009   0.926       1.200            --
                                                                        2008   1.504       0.926            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.807       0.842            --
                                                                        2008   1.491       0.807     1,015,023
                                                                        2007   1.462       1.491     1,191,310
                                                                        2006   1.445       1.462     1,451,780
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.376       1.513            --
                                                                        2012   1.212       1.376       513,462
                                                                        2011   1.318       1.212       667,722
                                                                        2010   1.174       1.318       980,560
                                                                        2009   0.983       1.174     1,239,918
                                                                        2008   1.642       0.983     1,207,265
                                                                        2007   1.608       1.642     1,348,283
                                                                        2006   1.571       1.608     1,683,294
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2013   1.698       2.210            --
                                                                        2012   1.561       1.698            --
                                                                        2011   1.642       1.561            --
                                                                        2010   1.453       1.642            --
                                                                        2009   0.993       1.453            --
                                                                        2008   1.865       0.993            --
                                                                        2007   1.578       1.865            --
                                                                        2006   1.620       1.578            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2013   1.602       2.070            --

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.415       1.602            --
                                                                                    2011   1.419       1.415            --
                                                                                    2010   1.263       1.419            --
                                                                                    2009   1.029       1.263            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013   1.525       1.777     1,190,647
                                                                                    2012   1.396       1.525     1,610,415
                                                                                    2011   1.392       1.396     1,970,088
                                                                                    2010   1.292       1.392     2,679,029
                                                                                    2009   1.112       1.292     2,943,739
                                                                                    2008   1.459       1.112     3,099,073
                                                                                    2007   1.428       1.459     3,520,554
                                                                                    2006   1.338       1.428     3,757,226
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................ 2013   1.660       2.211            --
                                                                                    2012   1.451       1.660            --
                                                                                    2011   1.466       1.451            --
                                                                                    2010   1.341       1.466            --
                                                                                    2009   1.131       1.341            --
                                                                                    2008   1.709       1.131            --
                                                                                    2007   1.618       1.709            --
                                                                                    2006   1.467       1.618            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2013   1.933       2.410            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 2013   1.178       1.604            --
                                                                                    2012   1.012       1.178            --
                                                                                    2011   1.045       1.012            --
                                                                                    2010   0.912       1.045            --
                                                                                    2009   0.650       0.912            --
                                                                                    2008   1.142       0.650            --
                                                                                    2007   1.067       1.142            --
                                                                                    2006   0.998       1.067            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2013   1.717       2.429            --
                                                                                    2012   1.510       1.717            --
                                                                                    2011   1.517       1.510            --
                                                                                    2010   1.148       1.517            --
                                                                                    2009   0.844       1.148            --
                                                                                    2008   1.287       0.844            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 2007   1.148       1.191            --
                                                                                    2006   1.083       1.148            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 2013   1.204       1.174            --
                                                                                    2012   1.185       1.204            --
                                                                                    2011   1.143       1.185            --
                                                                                    2010   1.099       1.143            --
                                                                                    2009   1.072       1.099            --
                                                                                    2008   1.095       1.072            --
                                                                                    2007   1.068       1.095            --
                                                                                    2006   1.034       1.068            --
Money Market Portfolio
 Money Market Subaccount (2/97).................................................... 2006   0.991       0.998            --
                                                                                    2005   0.981       0.991            --
                                                                                    2004   0.990       0.981            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04).................... 2006   1.110       1.172            --
                                                                                    2005   1.070       1.110            --
                                                                                    2004   1.000       1.070            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................... 2007   1.105       1.126            --
                                                                                    2006   1.118       1.105            --
                                                                                    2005   1.116       1.118            --
                                                                                    2004   1.044       1.116            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................... 2009   1.186       1.224            --
                                                                                    2008   1.153       1.186            --
                                                                                    2007   1.081       1.153            --
                                                                                    2006   1.061       1.081            --
                                                                                    2005   1.055       1.061            --
                                                                                    2004   1.025       1.055            --
Putnam Variable Trust

                      PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............ 2008   1.751       1.623            --
                                                                     2007   1.618       1.751            --
                                                                     2006   1.485       1.618            --
                                                                     2005   1.411       1.485            --
                                                                     2004   1.337       1.411            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........ 2007   2.097       2.268            --
                                                                     2006   1.673       2.097            --
                                                                     2005   1.520       1.673            --
                                                                     2004   1.333       1.520            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............. 2007   2.314       2.469            --
                                                                     2006   2.011       2.314            --
                                                                     2005   1.914       2.011            --
                                                                     2004   1.546       1.914            --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (9/00)............... 2006   1.452       1.544            --
                                                                     2005   1.361       1.452            --
                                                                     2004   1.302       1.361            --
 Travelers Convertible Securities Subaccount (5/98)................. 2006   1.259       1.340            --
                                                                     2005   1.278       1.259            --
                                                                     2004   1.226       1.278            --
 Travelers Disciplined Mid Cap Stock Subaccount (6/97).............. 2006   1.727       1.884            --
                                                                     2005   1.565       1.727            --
                                                                     2004   1.370       1.565            --
 Travelers Equity Income Subaccount (12/96)......................... 2006   1.497       1.571            --
                                                                     2005   1.460       1.497     1,895,560
                                                                     2004   1.354       1.460     1,944,155
 Travelers Federated High Yield Subaccount (1/97)................... 2006   1.296       1.328            --
                                                                     2005   1.288       1.296            --
                                                                     2004   1.190       1.288            --
 Travelers Federated Stock Subaccount (1/97)........................ 2006   1.460       1.511            --
                                                                     2005   1.413       1.460            --
                                                                     2004   1.303       1.413            --
 Travelers Large Cap Subaccount (12/96)............................. 2006   1.404       1.445            --
                                                                     2005   1.316       1.404     1,519,023
                                                                     2004   1.260       1.316     1,538,928
 Travelers Mercury Large Cap Core Subaccount (5/98)................. 2006   1.549       1.644            --
                                                                     2005   1.409       1.549            --
                                                                     2004   1.239       1.409            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (4/98)............ 2006   1.532       1.620            --
                                                                     2005   1.515       1.532            --
                                                                     2004   1.354       1.515            --
 Travelers MFS(Reg. TM) Total Return Subaccount (1/97).............. 2006   1.298       1.338            --
                                                                     2005   1.284       1.298            --
                                                                     2004   1.174       1.284            --
 Travelers MFS(Reg. TM) Value Subaccount (5/00)..................... 2006   1.359       1.467            --
                                                                     2005   1.301       1.359            --
                                                                     2004   1.166       1.301            --
 Travelers Mondrian International Stock Subaccount (12/96).......... 2006   1.613       1.851            --
                                                                     2005   1.501       1.613            --
                                                                     2004   1.322       1.501            --
 Travelers Pioneer Fund Subaccount (5/03)........................... 2006   1.375       1.458            --
                                                                     2005   1.322       1.375            --
                                                                     2004   1.213       1.322            --
 Travelers Pioneer Strategic Income Subaccount (12/96).............. 2006   1.282       1.293            --
                                                                     2005   1.260       1.282            --
                                                                     2004   1.158       1.260            --
 Travelers Quality Bond Subaccount (12/96).......................... 2006   1.057       1.046            --
                                                                     2005   1.060       1.057            --
                                                                     2004   1.046       1.060            --
 Travelers Strategic Equity Subaccount (12/96)...................... 2006   1.426       1.486            --

                   PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2005   1.424       1.426            --
                                                                2004   1.317       1.424            --
 Travelers U.S. Government Securities Subaccount (5/04)........ 2006   1.074       1.034            --
                                                                2005   1.049       1.074            --
                                                                2004   1.000       1.049            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00)........... 2009   1.077       1.044            --
                                                                2008   1.711       1.077     4,590,196
                                                                2007   1.785       1.711     5,312,213
                                                                2006   1.568       1.785     6,022,070
                                                                2005   1.535       1.568     6,582,659
                                                                2004   1.332       1.535     6,381,306
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........ 2009   0.883       0.904            --
                                                                2008   1.581       0.883       505,480
                                                                2007   1.433       1.581       533,319
                                                                2006   1.368       1.433       598,967
                                                                2005   1.293       1.368       617,828
                                                                2004   1.269       1.293       622,360





                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)..................... 2007   1.077       1.152           --
                                                                        2006   1.000       1.077           --
 AIM V.I. Premier Equity Subaccount (Series I) (9/00).................. 2006   1.358       1.424           --
                                                                        2005   1.311       1.358           --
                                                                        2004   1.264       1.311           --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/00)........ 2006   1.497       1.458           --
                                                                        2005   1.330       1.497       10,010
                                                                        2004   1.252       1.330       10,441
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03).............. 2013   2.111       2.673           --
                                                                        2012   1.758       2.111           --
                                                                        2011   1.968       1.758           --
                                                                        2010   1.797       1.968           --
                                                                        2009   1.288       1.797           --
                                                                        2008   2.133       1.288           --
                                                                        2007   1.895       2.133           --
                                                                        2006   1.605       1.895           --
                                                                        2005   1.435       1.605           --
                                                                        2004   1.290       1.435           --
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2013   1.758       2.242           --
                                                                        2012   1.522       1.758           --
                                                                        2011   1.622       1.522           --
                                                                        2010   1.394       1.622           --
                                                                        2009   1.020       1.394           --
                                                                        2008   1.858       1.020           --
                                                                        2007   1.687       1.858           --
                                                                        2006   1.561       1.687           --
                                                                        2005   1.371       1.561           --
                                                                        2004   1.243       1.371           --
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2013   1.544       2.021           --

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                   UNIT      UNIT     NUMBER OF
                                                                                                  VALUE      VALUE      UNITS
                                                                                                    AT        AT     OUTSTANDING
                                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                                           YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                        2012   1.341       1.544            --
                                                                                        2011   1.394       1.341            --
                                                                                        2010   1.276       1.394            --
                                                                                        2009   0.992       1.276            --
                                                                                        2008   1.629       0.992            --
                                                                                        2007   1.582       1.629            --
                                                                                        2006   1.401       1.582            --
                                                                                        2005   1.350       1.401            --
                                                                                        2004   1.248       1.350            --
Capital Appreciation Fund
 Capital Appreciation Fund (12/96)..................................................... 2006   1.722       1.701            --
                                                                                        2005   1.486       1.722         3,670
                                                                                        2004   1.268       1.486         3,676
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)................................ 2007   2.883       3.016            --
                                                                                        2006   2.219       2.883            --
                                                                                        2005   1.770       2.219            --
                                                                                        2004   1.445       1.770            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98).................................. 2006   1.850       2.405            --
                                                                                        2005   1.761       1.850         1,279
                                                                                        2004   1.367       1.761         1,281
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)........................... 2008   1.571       1.502            --
                                                                                        2007   1.497       1.571        12,672
                                                                                        2006   1.311       1.497        12,672
                                                                                        2005   1.281       1.311        20,327
                                                                                        2004   1.244       1.281        20,638
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)..................... 2008   1.355       1.277            --
                                                                                        2007   1.554       1.355        14,740
                                                                                        2006   1.528       1.554        15,336
                                                                                        2005   1.473       1.528        17,270
                                                                                        2004   1.350       1.473        17,350
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................... 2006   1.298       1.410            --
                                                                                        2005   1.202       1.298            --
                                                                                        2004   1.074       1.202            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)................. 2006   1.295       1.442            --
                                                                                        2005   1.200       1.295            --
                                                                                        2004   1.067       1.200            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00).................. 2013   1.974       2.534     1,816,162
                                                                                        2012   1.734       1.974     2,138,505
                                                                                        2011   1.820       1.734     3,060,370
                                                                                        2010   1.588       1.820     4,992,990
                                                                                        2009   1.196       1.588     5,744,275
                                                                                        2008   2.129       1.196     6,100,367
                                                                                        2007   1.852       2.129     6,479,455
                                                                                        2006   1.695       1.852     6,891,702
                                                                                        2005   1.483       1.695     6,951,338
                                                                                        2004   1.313       1.483     5,775,925
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)........ 2013   1.731       2.346            --
                                                                                        2012   1.445       1.731            --
                                                                                        2011   1.516       1.445         1,614
                                                                                        2010   1.311       1.516         1,711
                                                                                        2009   0.985       1.311         1,713
                                                                                        2008   1.713       0.985         2,008
                                                                                        2007   1.638       1.713         2,010
                                                                                        2006   1.468       1.638         2,666
                                                                                        2005   1.241       1.468         2,668
                                                                                        2004   1.250       1.241         2,670
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................. 2013   2.494       3.321       915,800

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   2.221       2.494     1,092,739
                                                                                    2011   2.542       2.221     2,161,729
                                                                                    2010   2.017       2.542     2,500,860
                                                                                    2009   1.472       2.017     3,027,291
                                                                                    2008   2.487       1.472     3,381,604
                                                                                    2007   2.200       2.487     3,747,840
                                                                                    2006   1.997       2.200     4,059,252
                                                                                    2005   1.726       1.997     4,172,831
                                                                                    2004   1.412       1.726     3,290,283
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)....................... 2006   1.515       1.758            --
                                                                                    2005   1.398       1.515        13,995
                                                                                    2004   1.266       1.398        13,997
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)........ 2008   3.490       3.171            --
                                                                                    2007   2.765       3.490            --
                                                                                    2006   2.202       2.765            --
                                                                                    2005   1.763       2.202            --
                                                                                    2004   1.442       1.763            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)................... 2013   1.413       1.703            --
                                                                                    2012   1.220       1.413            --
                                                                                    2011   1.392       1.220            --
                                                                                    2010   1.310       1.392            --
                                                                                    2009   0.975       1.310            --
                                                                                    2008   1.669       0.975            --
                                                                                    2007   1.475       1.669            --
                                                                                    2006   1.239       1.475            --
                                                                                    2005   1.147       1.239            --
                                                                                    2004   1.000       1.147            --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................... 2006   1.637       1.955            --
                                                                                    2005   1.534       1.637         6,474
                                                                                    2004   1.349       1.534         6,879
High Yield Bond Trust
 High Yield Bond Trust (5/04)...................................................... 2006   1.058       1.081            --
                                                                                    2005   1.066       1.058            --
                                                                                    2004   1.000       1.066            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)........................... 2006   1.275       1.315            --
                                                                                    2005   1.208       1.275        30,398
                                                                                    2004   1.138       1.208        16,741
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............... 2010   1.662       1.683            --
                                                                                    2009   1.350       1.662         1,631
                                                                                    2008   1.940       1.350         1,911
                                                                                    2007   1.627       1.940         1,913
                                                                                    2006   1.561       1.627         2,537
                                                                                    2005   1.417       1.561         2,539
                                                                                    2004   1.266       1.417         2,541
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................... 2008   1.689       1.589            --
                                                                                    2007   1.576       1.689         1,296
                                                                                    2006   1.363       1.576         1,297
                                                                                    2005   1.317       1.363         1,299
                                                                                    2004   1.286       1.317         1,300
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).................. 2011   2.057       2.199            --
                                                                                    2010   1.687       2.057         3,426
                                                                                    2009   1.097       1.687         3,432
                                                                                    2008   1.998       1.097         3,438
                                                                                    2007   1.675       1.998         3,443
                                                                                    2006   1.585       1.675         3,448
                                                                                    2005   1.449       1.585         3,454
                                                                                    2004   1.470       1.449         3,461
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)..................................... 2006   1.527       1.708            --
                                                                                    2005   1.498       1.527            --
                                                                                    2004   1.330       1.498            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)......... 2013   1.860       2.695       511,847

                          PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2012   1.599       1.860       609,720
                                                                              2011   1.592       1.599       876,220
                                                                              2010   1.299       1.592     1,106,476
                                                                              2009   0.985       1.299     1,573,740
                                                                              2008   1.686       0.985     1,667,774
                                                                              2007   1.753       1.686     1,888,452
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)....... 2013   1.645       2.131       375,561
                                                                              2012   1.460       1.645       488,888
                                                                              2011   1.588       1.460     1,802,756
                                                                              2010   1.389       1.588       968,174
                                                                              2009   1.095       1.389     1,076,905
                                                                              2008   1.762       1.095     1,218,562
                                                                              2007   1.845       1.762     1,500,099
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........ 2013   1.719       2.191            --
                                                                              2012   1.513       1.719            --
                                                                              2011   1.504       1.513            --
                                                                              2010   1.362       1.504            --
                                                                              2009   1.138       1.362            --
                                                                              2008   1.643       1.138            --
                                                                              2007   1.591       1.643            --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07).... 2013   1.662       2.246       320,323
                                                                              2012   1.409       1.662       350,753
                                                                              2011   1.447       1.409       485,624
                                                                              2010   1.344       1.447       637,592
                                                                              2009   0.963       1.344       733,968
                                                                              2008   1.567       0.963       890,777
                                                                              2007   1.569       1.567     1,031,593
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)..... 2013   1.739       2.257        79,178
                                                                              2012   1.523       1.739        72,117
                                                                              2011   1.481       1.523       114,358
                                                                              2010   1.380       1.481       127,576
                                                                              2009   1.131       1.380       164,528
                                                                              2008   1.792       1.131       173,653
                                                                              2007   1.760       1.792       195,320
                                                                              2006   1.518       1.760       249,072
                                                                              2005   1.454       1.518       217,413
                                                                              2004   1.344       1.454       184,588
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00).... 2013   2.492       3.592       420,501
                                                                              2012   2.129       2.492       503,048
                                                                              2011   2.142       2.129     1,348,700
                                                                              2010   1.746       2.142     1,137,504
                                                                              2009   1.248       1.746     1,181,997
                                                                              2008   2.147       1.248     1,349,432
                                                                              2007   1.991       2.147     1,576,101
                                                                              2006   1.801       1.991     1,726,196
                                                                              2005   1.752       1.801     1,763,236
                                                                              2004   1.552       1.752     1,873,264
 LMPVET Equity Index Subaccount (Class II) (5/99)............................ 2009   1.017       0.989            --
                                                                              2008   1.660       1.017            --
                                                                              2007   1.614       1.660            --
                                                                              2006   1.430       1.614            --
                                                                              2005   1.400       1.430            --
                                                                              2004   1.295       1.400            --
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.307       1.521            --
                                                                              2012   1.205       1.307            --
                                                                              2011   1.229       1.205            --
                                                                              2010   1.118       1.229            --
                                                                              2009   0.929       1.118            --
                                                                              2008   1.267       0.929            --
                                                                              2007   1.165       1.267            --
                                                                              2006   1.104       1.165            --
                                                                              2005   1.079       1.104            --
                                                                              2004   1.000       1.079            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)...... 2011   0.958       0.945            --

                      PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.895       0.958         6,122
                                                                     2009   0.777       0.895         6,133
                                                                     2008   1.006       0.777         6,144
                                                                     2007   1.013       1.006         6,154
                                                                     2006   0.993       1.013         6,163
                                                                     2005   0.989       0.993         6,174
                                                                     2004   0.998       0.989         6,185
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)......................... 2007   1.760       1.844            --
                                                                     2006   1.520       1.760     1,645,496
                                                                     2005   1.491       1.520     1,775,976
                                                                     2004   1.404       1.491     1,405,150
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)................ 2007   1.491       1.551            --
                                                                     2006   1.459       1.491     1,071,146
                                                                     2005   1.415       1.459     1,124,977
                                                                     2004   1.436       1.415       993,832
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02).............. 2007   1.750       1.809            --
                                                                     2006   1.607       1.750     2,004,647
                                                                     2005   1.492       1.607     1,944,923
                                                                     2004   1.395       1.492     1,341,408
 LMPVPII Growth and Income Subaccount (Class I) (5/02).............. 2007   1.566       1.633            --
                                                                     2006   1.421       1.566            --
                                                                     2005   1.399       1.421            --
                                                                     2004   1.317       1.399            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)......... 2007   1.592       1.653            --
                                                                     2006   1.385       1.592        22,184
                                                                     2005   1.369       1.385        23,050
                                                                     2004   1.239       1.369        22,999
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.780       1.960            --
                                                                     2006   1.618       1.780         2,627
                                                                     2005   1.525       1.618         2,629
                                                                     2004   1.255       1.525         2,631
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.093       1.126            --
                                                                     2005   1.074       1.093            --
                                                                     2004   1.000       1.074            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.854       1.785            --
                                                                     2007   1.784       1.854         9,246
                                                                     2006   1.878       1.784         9,246
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2013   1.978       2.130            --
                                                                     2012   1.726       1.978            --
                                                                     2011   1.716       1.726            --
                                                                     2010   1.506       1.716            --
                                                                     2009   1.042       1.506            --
                                                                     2008   1.402       1.042            --
                                                                     2007   1.392       1.402         4,098
                                                                     2006   1.324       1.392         4,098
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.730       1.812            --
                                                                     2006   1.638       1.730            --
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......... 2013   1.563       2.056            --
                                                                     2012   1.405       1.563            --
                                                                     2011   1.431       1.405            --
                                                                     2010   1.296       1.431            --
                                                                     2009   1.110       1.296            --
                                                                     2008   1.805       1.110            --
                                                                     2007   1.797       1.805            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........ 2013   1.010       1.027       978,432

                           PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   0.816       1.010     1,167,503
                                                                                2011   0.879       0.816     1,500,974
                                                                                2010   0.771       0.879     3,091,439
                                                                                2009   0.582       0.771     3,389,015
                                                                                2008   1.016       0.582     3,476,036
                                                                                2007   1.217       1.016     3,592,866
                                                                                2006   1.003       1.217     3,940,297
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............. 2013   2.092       2.648         3,623
                                                                                2012   1.738       2.092         3,628
                                                                                2011   1.913       1.738         3,633
                                                                                2010   1.780       1.913         3,639
                                                                                2009   1.268       1.780         3,646
                                                                                2008   2.224       1.268         3,652
                                                                                2007   1.740       2.224         3,658
                                                                                2006   1.701       1.740         3,663
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............... 2013   2.135       2.738            --
                                                                                2012   1.683       2.135            --
                                                                                2011   1.996       1.683            --
                                                                                2010   1.745       1.996            --
                                                                                2009   1.145       1.745            --
                                                                                2008   1.971       1.145            --
                                                                                2007   2.028       1.971            --
                                                                                2006   1.846       2.028            --
 MIST Invesco Comstock Subaccount (Class B) (5/09)............................. 2013   1.687       2.238     2,479,519
                                                                                2012   1.452       1.687     3,248,023
                                                                                2011   1.503       1.452     4,485,443
                                                                                2010   1.335       1.503     6,475,576
                                                                                2009   1.073       1.335     7,478,360
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *...................... 2013   1.024       1.308            --
                                                                                2012   0.911       1.024            --
                                                                                2011   0.965       0.911         2,649
                                                                                2010   0.785       0.965         2,809
                                                                                2009   0.633       0.785         2,812
                                                                                2008   1.054       0.633         3,296
                                                                                2007   1.069       1.054         3,299
                                                                                2006   1.016       1.069            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   0.907       0.896            --
                                                                                2008   1.237       0.907            --
                                                                                2007   1.187       1.237            --
                                                                                2006   1.126       1.187            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   1.988       2.108            --
                                                                                2012   1.792       1.988            --
                                                                                2011   1.744       1.792         3,252
                                                                                2010   1.572       1.744         3,448
                                                                                2009   1.170       1.572         3,452
                                                                                2008   1.462       1.170         4,045
                                                                                2007   1.396       1.462         8,046
                                                                                2006   1.336       1.396         9,372
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.935       0.888            --
                                                                                2008   1.664       0.935       500,746
                                                                                2007   1.517       1.664       593,369
                                                                                2006   1.540       1.517       678,192
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   3.099       2.892       259,967
                                                                                2012   2.655       3.099       323,099
                                                                                2011   3.320       2.655       764,431
                                                                                2010   2.732       3.320       781,920
                                                                                2009   1.647       2.732       998,834
                                                                                2008   3.767       1.647     1,040,730
                                                                                2007   2.997       3.767     1,137,056
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2009   1.451       2.402            --
                                                                                2008   3.176       1.451            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.873       2.190       735,135

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.638       1.873       872,039
                                                                          2011   1.871       1.638     1,245,915
                                                                          2010   1.714       1.871     1,668,550
                                                                          2009   1.329       1.714     2,061,185
                                                                          2008   2.352       1.329     2,232,811
                                                                          2007   2.246       2.352     2,156,660
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   1.756       1.901            --
                                                                          2012   1.697       1.756            --
                                                                          2011   1.825       1.697            --
                                                                          2010   1.510       1.825            --
                                                                          2009   1.123       1.510            --
                                                                          2008   1.781       1.123         9,246
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2013   1.737       2.368            --
                                                                          2012   1.622       1.737            --
                                                                          2011   1.778       1.622            --
                                                                          2010   1.373       1.778            --
                                                                          2009   0.891       1.373            --
                                                                          2008   1.610       0.891            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2013   1.056       1.316            --
                                                                          2012   0.889       1.056            --
                                                                          2011   0.991       0.889        16,505
                                                                          2010   0.872       0.991        16,046
                                                                          2009   0.636       0.872        13,986
                                                                          2008   1.092       0.636        14,496
                                                                          2007   1.048       1.092        10,809
                                                                          2006   0.996       1.048        11,604
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.565       1.396            --
                                                                          2012   1.461       1.565            --
                                                                          2011   1.336       1.461         5,608
                                                                          2010   1.262       1.336         5,946
                                                                          2009   1.088       1.262         5,954
                                                                          2008   1.189       1.088         6,978
                                                                          2007   1.126       1.189         6,985
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.557       1.497            --
                                                                          2012   1.454       1.557         5,744
                                                                          2011   1.437       1.454        12,731
                                                                          2010   1.356       1.437        13,059
                                                                          2009   1.220       1.356        14,351
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.481       1.932            --
                                                                          2012   1.367       1.481            --
                                                                          2011   1.461       1.367            --
                                                                          2010   1.282       1.461            --
                                                                          2009   1.056       1.282            --
                                                                          2008   1.604       1.056            --
                                                                          2007   1.559       1.604            --
                                                                          2006   1.453       1.559            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.942       1.933            --
                                                                          2012   1.775       1.942            --
                                                                          2011   1.747       1.775            --
                                                                          2010   1.589       1.747            --
                                                                          2009   1.218       1.589            --
                                                                          2008   1.392       1.218            --
                                                                          2007   1.332       1.392            --
                                                                          2006   1.289       1.332            --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.940       2.025            --
                                                                          2012   1.766       1.940         3,415
                                                                          2011   2.191       1.766         3,420
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.991       1.299       227,494
                                                                          2012   0.857       0.991       341,742
                                                                          2011   0.911       0.857       463,576
                                                                          2010   0.794       0.911       777,803
                                                                          2009   0.684       0.794       763,957
                                                                          2008   1.095       0.684       811,792
                                                                          2007   1.075       1.095       776,259
                                                                          2006   1.001       1.075        22,629
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.008       1.309            --

                       PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   0.872       1.008            --
                                                                        2011   0.977       0.872            --
                                                                        2010   0.831       0.977            --
                                                                        2009   0.671       0.831         2,853
                                                                        2008   0.975       0.671         2,857
                                                                        2007   1.026       0.975         2,861
                                                                        2006   1.003       1.026            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2013   1.337       1.300            --
                                                                        2012   1.268       1.337            --
                                                                        2011   1.214       1.268            --
                                                                        2010   1.143       1.214            --
                                                                        2009   1.065       1.143            --
                                                                        2008   1.126       1.065            --
                                                                        2007   1.080       1.126         9,254
                                                                        2006   1.043       1.080        11,626
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2013   1.268       1.668       459,800
                                                                        2012   1.131       1.268       567,016
                                                                        2011   1.267       1.131     2,217,179
                                                                        2010   1.079       1.267     2,732,973
                                                                        2009   0.859       1.079     2,888,512
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................. 2013   1.268       1.498            --
                                                                        2012   1.151       1.268            --
                                                                        2011   1.131       1.151            --
                                                                        2010   1.052       1.131            --
                                                                        2009   0.909       1.052            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2013   0.977       0.957       895,283
                                                                        2012   0.997       0.977     2,402,313
                                                                        2011   1.017       0.997     2,644,205
                                                                        2010   1.037       1.017     3,338,692
                                                                        2009   1.054       1.037     4,000,346
                                                                        2008   1.045       1.054     4,658,542
                                                                        2007   1.015       1.045     3,248,373
                                                                        2006   0.995       1.015     1,541,666
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......... 2009   0.631       0.623            --
                                                                        2008   1.077       0.631            --
                                                                        2007   1.140       1.077            --
 MSF Davis Venture Value Subaccount (Class A) (4/08)................... 2013   1.361       1.784            --
                                                                        2012   1.231       1.361            --
                                                                        2011   1.308       1.231            --
                                                                        2010   1.192       1.308            --
                                                                        2009   0.921       1.192            --
                                                                        2008   1.496       0.921        12,672
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.803       0.836            --
                                                                        2008   1.484       0.803     2,531,428
                                                                        2007   1.457       1.484     2,725,537
                                                                        2006   1.441       1.457     2,876,618
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.362       1.498            --
                                                                        2012   1.202       1.362       631,147
                                                                        2011   1.308       1.202     2,212,970
                                                                        2010   1.166       1.308     2,508,994
                                                                        2009   0.977       1.166     2,643,003
                                                                        2008   1.634       0.977     2,798,380
                                                                        2007   1.602       1.634     2,919,015
                                                                        2006   1.566       1.602     3,110,344
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2013   1.681       2.186            --
                                                                        2012   1.547       1.681            --
                                                                        2011   1.630       1.547            --
                                                                        2010   1.443       1.630            --
                                                                        2009   0.987       1.443         2,453
                                                                        2008   1.855       0.987         2,457
                                                                        2007   1.572       1.855         5,995
                                                                        2006   1.615       1.572         5,998
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2013   1.586       2.048            --

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.402       1.586             --
                                                                                    2011   1.408       1.402             --
                                                                                    2010   1.254       1.408             --
                                                                                    2009   1.022       1.254             --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013   1.510       1.758      2,720,201
                                                                                    2012   1.384       1.510      3,336,304
                                                                                    2011   1.381       1.384      5,319,088
                                                                                    2010   1.283       1.381      7,021,062
                                                                                    2009   1.106       1.283      8,166,008
                                                                                    2008   1.452       1.106      8,852,664
                                                                                    2007   1.422       1.452     10,175,119
                                                                                    2006   1.334       1.422     10,605,566
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................ 2013   1.646       2.189             --
                                                                                    2012   1.439       1.646         11,690
                                                                                    2011   1.456       1.439         11,690
                                                                                    2010   1.333       1.456         11,690
                                                                                    2009   1.126       1.333         11,690
                                                                                    2008   1.702       1.126             --
                                                                                    2007   1.613       1.702             --
                                                                                    2006   1.464       1.613             --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2013   1.914       2.384             --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 2013   1.170       1.591          5,485
                                                                                    2012   1.006       1.170             --
                                                                                    2011   1.040       1.006         13,619
                                                                                    2010   0.909       1.040         13,888
                                                                                    2009   0.648       0.909         14,568
                                                                                    2008   1.140       0.648         14,913
                                                                                    2007   1.066       1.140         13,549
                                                                                    2006   0.998       1.066         15,127
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2013   1.700       2.403             --
                                                                                    2012   1.497       1.700             --
                                                                                    2011   1.505       1.497          1,466
                                                                                    2010   1.140       1.505          1,555
                                                                                    2009   0.839       1.140          1,556
                                                                                    2008   1.280       0.839         11,156
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 2007   1.145       1.187             --
                                                                                    2006   1.081       1.145             --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 2013   1.193       1.163             --
                                                                                    2012   1.176       1.193             --
                                                                                    2011   1.135       1.176             --
                                                                                    2010   1.093       1.135             --
                                                                                    2009   1.067       1.093             --
                                                                                    2008   1.091       1.067             --
                                                                                    2007   1.065       1.091             --
                                                                                    2006   1.032       1.065             --
Money Market Portfolio
 Money Market Subaccount (2/97).................................................... 2006   0.988       0.995             --
                                                                                    2005   0.979       0.988          4,855
                                                                                    2004   0.989       0.979          4,855
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04).................... 2006   1.109       1.170             --
                                                                                    2005   1.070       1.109             --
                                                                                    2004   1.000       1.070             --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................... 2007   1.100       1.121             --
                                                                                    2006   1.115       1.100          9,279
                                                                                    2005   1.114       1.115          9,287
                                                                                    2004   1.044       1.114          9,294
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................... 2009   1.179       1.216             --
                                                                                    2008   1.148       1.179         10,204
                                                                                    2007   1.077       1.148         12,636
                                                                                    2006   1.058       1.077         11,770
                                                                                    2005   1.053       1.058         11,170
                                                                                    2004   1.025       1.053         10,564
Putnam Variable Trust

                      PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............ 2008   1.743       1.615            --
                                                                     2007   1.612       1.743            --
                                                                     2006   1.481       1.612            --
                                                                     2005   1.408       1.481            --
                                                                     2004   1.336       1.408            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........ 2007   2.089       2.258            --
                                                                     2006   1.668       2.089            --
                                                                     2005   1.517       1.668            --
                                                                     2004   1.332       1.517            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............. 2007   2.305       2.458            --
                                                                     2006   2.005       2.305         3,395
                                                                     2005   1.911       2.005         3,403
                                                                     2004   1.545       1.911         3,411
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (9/00)............... 2006   1.448       1.540            --
                                                                     2005   1.358       1.448       711,794
                                                                     2004   1.301       1.358       662,040
 Travelers Convertible Securities Subaccount (5/98)................. 2006   1.255       1.336            --
                                                                     2005   1.276       1.255         9,376
                                                                     2004   1.224       1.276         9,381
 Travelers Disciplined Mid Cap Stock Subaccount (6/97).............. 2006   1.722       1.878            --
                                                                     2005   1.563       1.722         9,246
                                                                     2004   1.369       1.563         9,246
 Travelers Equity Income Subaccount (12/96)......................... 2006   1.492       1.566            --
                                                                     2005   1.457       1.492     3,292,534
                                                                     2004   1.353       1.457     2,943,428
 Travelers Federated High Yield Subaccount (1/97)................... 2006   1.293       1.324            --
                                                                     2005   1.286       1.293         7,926
                                                                     2004   1.188       1.286         8,083
 Travelers Federated Stock Subaccount (1/97)........................ 2006   1.456       1.506            --
                                                                     2005   1.411       1.456            --
                                                                     2004   1.302       1.411            --
 Travelers Large Cap Subaccount (12/96)............................. 2006   1.400       1.441            --
                                                                     2005   1.314       1.400     2,956,263
                                                                     2004   1.259       1.314     3,078,460
 Travelers Mercury Large Cap Core Subaccount (5/98)................. 2006   1.545       1.638            --
                                                                     2005   1.407       1.545            --
                                                                     2004   1.238       1.407            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (4/98)............ 2006   1.528       1.615            --
                                                                     2005   1.513       1.528         7,917
                                                                     2004   1.352       1.513         3,276
 Travelers MFS(Reg. TM) Total Return Subaccount (1/97).............. 2006   1.294       1.334            --
                                                                     2005   1.282       1.294     5,056,091
                                                                     2004   1.173       1.282     3,764,340
 Travelers MFS(Reg. TM) Value Subaccount (5/00)..................... 2006   1.357       1.464            --
                                                                     2005   1.300       1.357            --
                                                                     2004   1.166       1.300            --
 Travelers Mondrian International Stock Subaccount (12/96).......... 2006   1.609       1.846            --
                                                                     2005   1.499       1.609         3,947
                                                                     2004   1.321       1.499         4,107
 Travelers Pioneer Fund Subaccount (5/03)........................... 2006   1.372       1.453            --
                                                                     2005   1.320       1.372            --
                                                                     2004   1.212       1.320            --
 Travelers Pioneer Strategic Income Subaccount (12/96).............. 2006   1.278       1.289            --
                                                                     2005   1.258       1.278            --
                                                                     2004   1.157       1.258            --
 Travelers Quality Bond Subaccount (12/96).......................... 2006   1.054       1.043            --
                                                                     2005   1.058       1.054        17,450
                                                                     2004   1.045       1.058        17,697
 Travelers Strategic Equity Subaccount (12/96)...................... 2006   1.422       1.482            --

                   PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2005   1.422       1.422          3,753
                                                                2004   1.316       1.422          3,753
 Travelers U.S. Government Securities Subaccount (5/04)........ 2006   1.072       1.032             --
                                                                2005   1.048       1.072             --
                                                                2004   1.000       1.048             --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00)........... 2009   1.071       1.038             --
                                                                2008   1.702       1.071      8,178,524
                                                                2007   1.778       1.702      9,563,447
                                                                2006   1.563       1.778     10,111,762
                                                                2005   1.532       1.563     10,524,369
                                                                2004   1.331       1.532      8,823,520
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........ 2009   0.878       0.899             --
                                                                2008   1.574       0.878        228,084
                                                                2007   1.428       1.574        276,057
                                                                2006   1.364       1.428        280,516
                                                                2005   1.290       1.364        372,466
                                                                2004   1.268       1.290        349,769


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Global Allocation V.I. Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Balanced Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mercury Large-Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio - Class B was exchanged for Met Investors Series Trust- MFS(Reg. TM) Emerging Markets Equity Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2013, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2013, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2014

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2013


                                                                    ALLIANCEBERNSTEIN
                                               ALGER CAPITAL         GLOBAL THEMATIC                                AMERICAN FUNDS
                                               APPRECIATION              GROWTH            AMERICAN FUNDS BOND       GLOBAL GROWTH
                                                SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                            -------------------    -------------------    --------------------   -------------------
ASSETS:
   Investments at fair value.............   $         3,363,998    $           901,278    $         7,716,511    $       150,574,191
   Due from MetLife Insurance
     Company of Connecticut..............                    --                     --                     --                     --
                                            -------------------    -------------------    --------------------   -------------------
        Total Assets.....................             3,363,998                901,278              7,716,511            150,574,191
                                            -------------------    -------------------    --------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                     3                      1                     --                      8
                                            -------------------    -------------------    --------------------   -------------------
        Total Liabilities................                     3                      1                     --                      8
                                            -------------------    -------------------    --------------------   -------------------

NET ASSETS...............................   $         3,363,995    $           901,277    $         7,716,511    $       150,574,183
                                            ===================    ===================    ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....   $         3,363,995    $           901,277    $         7,716,511    $       150,450,295
   Net assets from contracts in payout...                    --                     --                     --                123,888
                                            -------------------    -------------------    --------------------   -------------------
        Total Net Assets.................   $         3,363,995    $           901,277    $         7,716,511    $       150,574,183
                                            ===================    ===================    ====================   ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                             AMERICAN FUNDS
                                              GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                             CAPITALIZATION            GROWTH             GROWTH-INCOME           CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          3,564,842  $        325,074,338  $        279,010,814  $         15,302,894
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                    --                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             3,564,842           325,074,338           279,010,814            15,302,896
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                    11                    10                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    11                    10                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          3,564,842  $        325,074,327  $        279,010,804  $         15,302,896
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,551,296  $        324,829,667  $        278,841,898  $         15,302,896
   Net assets from contracts in payout..                13,546               244,660               168,906                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          3,564,842  $        325,074,327  $        279,010,804  $         15,302,896
                                          ====================  ====================  ====================  ====================


                                            DREYFUS SOCIALLY        DWS I CAPITAL         DWS II GLOBAL      DWS II GOVERNMENT &
                                           RESPONSIBLE GROWTH          GROWTH              GROWTH VIP         AGENCY SECURITIES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            710,336  $         10,652,441  $          2,639,081  $          3,417,260
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               710,336            10,652,441             2,639,081             3,417,260
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     1                     2                     2                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                     2                     2                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            710,335  $         10,652,439  $          2,639,079  $          3,417,259
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            710,335  $         10,652,439  $          2,639,079  $          3,417,259
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            710,335  $         10,652,439  $          2,639,079  $          3,417,259
                                          ====================  ====================  ====================  ====================


                                              DWS II SMALL          FIDELITY VIP
                                              MID CAP VALUE          CONTRAFUND
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          8,094,385  $       255,326,885
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                          --------------------  -------------------
        Total Assets....................             8,094,385          255,326,885
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     3                    9
                                          --------------------  -------------------
        Total Liabilities...............                     3                    9
                                          --------------------  -------------------

NET ASSETS..............................  $          8,094,382  $       255,326,876
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          8,094,382  $       255,263,389
   Net assets from contracts in payout..                    --               63,487
                                          --------------------  -------------------
        Total Net Assets................  $          8,094,382  $       255,326,876
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                              FIDELITY VIP
                                             DYNAMIC CAPITAL        FIDELITY VIP         FIDELITY VIP HIGH
                                              APPRECIATION          EQUITY-INCOME             INCOME         FIDELITY VIP MID CAP
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          2,445,391  $         261,131,880  $         24,369,720  $        312,221,243
   Due from MetLife Insurance
     Company of Connecticut.............                    --                      1                    --                    --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Assets....................             2,445,391            261,131,881            24,369,720           312,221,243
                                          --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                     --                     1                    10
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities...............                    --                     --                     1                    10
                                          --------------------  ---------------------  --------------------  ---------------------

NET ASSETS..............................  $          2,445,391  $         261,131,881  $         24,369,719  $        312,221,233
                                          ====================  =====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,445,391  $         260,706,402  $         24,319,785  $        312,021,965
   Net assets from contracts in payout..                    --                425,479                49,934               199,268
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Net Assets................  $          2,445,391  $         261,131,881  $         24,369,719  $        312,221,233
                                          ====================  =====================  ====================  =====================

                                                                   FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                             FTVIPT FRANKLIN      RISING DIVIDENDS        SMALL-MID CAP         FTVIPT MUTUAL
                                            INCOME SECURITIES        SECURITIES         GROWTH SECURITIES     SHARES SECURITIES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         36,879,665  $         24,118,820  $         36,768,273  $         25,274,641
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            36,879,665            24,118,820            36,768,273            25,274,641
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     3                     3                     6                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                     3                     6                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         36,879,662  $         24,118,817  $         36,768,267  $         25,274,641
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         36,858,809  $         24,118,817  $         36,758,300  $         25,274,641
   Net assets from contracts in payout..                20,853                    --                 9,967                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         36,879,662  $         24,118,817  $         36,768,267  $         25,274,641
                                          ====================  ====================  ====================  ====================

                                            FTVIPT TEMPLETON
                                           DEVELOPING MARKETS     FTVIPT TEMPLETON
                                               SECURITIES        FOREIGN SECURITIES
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         23,212,611  $         96,258,682
   Due from MetLife Insurance
     Company of Connecticut.............                    14                    --
                                          --------------------  --------------------
        Total Assets....................            23,212,625            96,258,682
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                     7
                                          --------------------  --------------------
        Total Liabilities...............                    --                     7
                                          --------------------  --------------------

NET ASSETS..............................  $         23,212,625  $         96,258,675
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         23,209,318  $         96,123,470
   Net assets from contracts in payout..                 3,307               135,205
                                          --------------------  --------------------
        Total Net Assets................  $         23,212,625  $         96,258,675
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                               INVESCO V.I.           INVESCO V.I.          INVESCO V.I.           INVESCO V.I.
                                            AMERICAN FRANCHISE          COMSTOCK        DIVERSIFIED DIVIDEND     EQUITY AND INCOME
                                                SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          ---------------------  ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $          11,927,366  $           8,281,574  $           1,508,708  $          77,591,291
   Due from MetLife Insurance
      Company of Connecticut............                     --                     11                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Assets....................             11,927,366              8,281,585              1,508,708             77,591,291
                                          ---------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
      Company of Connecticut............                     30                     --                      1                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities...............                     30                     --                      1                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------

NET ASSETS..............................  $          11,927,336  $           8,281,585  $           1,508,707  $          77,591,291
                                          =====================  =====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          11,734,561  $           8,249,606  $           1,508,707  $          77,530,844
   Net assets from contracts in payout..                192,775                 31,979                     --                 60,447
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Net Assets................  $          11,927,336  $           8,281,585  $           1,508,707  $          77,591,291
                                          =====================  =====================  =====================  =====================

                                              INVESCO V.I.            INVESCO V.I.           INVESCO V.I.
                                          GOVERNMENT SECURITIES     GROWTH AND INCOME        S&P 500 INDEX
                                               SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $          12,461,124  $          87,371,139  $           2,775,396
   Due from MetLife Insurance
      Company of Connecticut............                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------
        Total Assets....................             12,461,124             87,371,139              2,775,396
                                          ---------------------  ---------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
      Company of Connecticut............                      2                      4                      1
                                          ---------------------  ---------------------  ---------------------
        Total Liabilities...............                      2                      4                      1
                                          ---------------------  ---------------------  ---------------------

NET ASSETS..............................  $          12,461,122  $          87,371,135  $           2,775,395
                                          =====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          12,443,613  $          87,299,831  $           2,775,395
   Net assets from contracts in payout..                 17,509                 71,304                     --
                                          ---------------------  ---------------------  ---------------------
        Total Net Assets................  $          12,461,122  $          87,371,135  $           2,775,395
                                          =====================  =====================  =====================

                                                                        JANUS ASPEN            JANUS ASPEN
                                          INVESCO V.I. UTILITIES        ENTERPRISE           GLOBAL RESEARCH
                                                SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ----------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............   $           1,919,718  $          14,258,785  $           1,151,391
   Due from MetLife Insurance
      Company of Connecticut............                      --                     --                     --
                                          ----------------------  ---------------------  ---------------------
        Total Assets....................               1,919,718             14,258,785              1,151,391
                                          ----------------------  ---------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
      Company of Connecticut............                       1                      3                     17
                                          ----------------------  ---------------------  ---------------------
        Total Liabilities...............                       1                      3                     17
                                          ----------------------  ---------------------  ---------------------

NET ASSETS..............................   $           1,919,717  $          14,258,782  $           1,151,374
                                          ======================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $           1,919,717  $          14,252,786  $           1,151,374
   Net assets from contracts in payout..                      --                  5,996                     --
                                          ----------------------  ---------------------  ---------------------
        Total Net Assets................   $           1,919,717  $          14,258,782  $           1,151,374
                                          ======================  =====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                       LMPVET                LMPVET                LMPVET
                                                                CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                          JANUS ASPEN OVERSEAS    AGGRESSIVE GROWTH       ALL CAP VALUE         APPRECIATION
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         53,057,257   $       443,416,724  $       343,551,753   $        327,510,704
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                   --                     --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................            53,057,257           443,416,724          343,551,753            327,510,704
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                    11                    9                    282
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    --                    11                    9                    282
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         53,057,257   $       443,416,713  $       343,551,744   $        327,510,422
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         52,979,231   $       442,981,286  $       343,247,496   $        327,391,896
   Net assets from contracts in payout..                78,026               435,427              304,248                118,526
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $         53,057,257   $       443,416,713  $       343,551,744   $        327,510,422
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE        MID CAP CORE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $       125,813,048  $       108,269,818   $        143,905,526   $        42,887,474
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................           125,813,048          108,269,818            143,905,526            42,887,474
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     8                    8                      9                     5
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                     8                    8                      9                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $       125,813,040  $       108,269,810   $        143,905,517   $        42,887,469
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       125,717,984  $       108,071,210   $        143,470,572   $        42,779,436
   Net assets from contracts in payout..                95,056              198,600                434,945               108,033
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................   $       125,813,040  $       108,269,810   $        143,905,517   $        42,887,469
                                          ====================  ====================  ====================  ====================

                                                 LMPVET           LMPVET INVESTMENT
                                          CLEARBRIDGE VARIABLE    COUNSEL VARIABLE
                                            SMALL CAP GROWTH      SOCIAL AWARENESS
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        74,135,009   $         44,216,483
   Due from MetLife Insurance
     Company of Connecticut.............                   --                     --
                                          --------------------  --------------------
       Total Assets.....................           74,135,009             44,216,483
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    9                      1
                                          --------------------  --------------------
       Total Liabilities................                    9                      1
                                          --------------------  --------------------

NET ASSETS..............................  $        74,135,000   $         44,216,482
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        74,105,892   $         44,203,250
   Net assets from contracts in payout..               29,108                 13,232
                                          --------------------  --------------------
       Total Net Assets.................  $        74,135,000   $         44,216,482
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                 LMPVET              LMPVET                LMPVET            LMPVIT WESTERN
                                           VARIABLE LIFESTYLE  VARIABLE LIFESTYLE    VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL
                                             ALLOCATION 50%      ALLOCATION 70%        ALLOCATION 85%        HIGH YIELD BOND
                                               SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        67,949,518  $        41,240,143  $         26,611,147  $          9,465,036
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  ---------------------
        Total Assets....................           67,949,518           41,240,143            26,611,147             9,465,036
                                          -------------------  -------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                   --                     1                     4
                                          -------------------  -------------------  --------------------  ---------------------
        Total Liabilities...............                   --                   --                     1                     4
                                          -------------------  -------------------  --------------------  ---------------------

NET ASSETS..............................  $        67,949,518  $        41,240,143  $         26,611,146  $          9,465,032
                                          ===================  ===================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        67,670,764  $        41,240,143  $         26,611,146  $          9,445,148
   Net assets from contracts in payout..              278,754                   --                    --                19,884
                                          -------------------  -------------------  --------------------  ---------------------
        Total Net Assets................  $        67,949,518  $        41,240,143  $         26,611,146  $          9,465,032
                                          ===================  ===================  ====================  =====================

                                            LMPVIT WESTERN         MIST AMERICAN         MIST AMERICAN       MIST AMERICAN
                                          ASSET VARIABLE HIGH     FUNDS BALANCED         FUNDS GROWTH       FUNDS MODERATE
                                                INCOME              ALLOCATION            ALLOCATION          ALLOCATION
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        94,954,015  $          3,871,346  $         3,542,061  $         2,718,822
   Due from MetLife Insurance
     Company of Connecticut.............                   --                     2                    1                    1
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................           94,954,015             3,871,348            3,542,062            2,718,823
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    3                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    3                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        94,954,012  $          3,871,348  $         3,542,062  $         2,718,823
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        94,775,586  $          3,871,348  $         3,542,062  $         2,718,823
   Net assets from contracts in payout..              178,426                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $        94,954,012  $          3,871,348  $         3,542,062  $         2,718,823
                                          ===================  ====================  ===================  ===================


                                             MIST BLACKROCK        MIST BLACKROCK
                                               HIGH YIELD          LARGE CAP CORE
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        123,385,099  $         50,072,690
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --
                                          --------------------  --------------------
        Total Assets....................           123,385,099            50,072,690
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     7                     5
                                          --------------------  --------------------
        Total Liabilities...............                     7                     5
                                          --------------------  --------------------

NET ASSETS..............................  $        123,385,092  $         50,072,685
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        123,327,958  $         50,025,807
   Net assets from contracts in payout..                57,134                46,878
                                          --------------------  --------------------
        Total Net Assets................  $        123,385,092  $         50,072,685
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                                MIST HARRIS
                                          MIST CLARION GLOBAL    MIST CLEARBRIDGE      MIST CLEARBRIDGE           OAKMARK
                                              REAL ESTATE        AGGRESSIVE GROWTH   AGGRESSIVE GROWTH II      INTERNATIONAL
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        69,115,564  $          5,944,350   $       576,670,360  $         83,400,617
   Due from MetLife Insurance
     Company of Connecticut.............                   --                     1                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Assets.....................           69,115,564             5,944,351           576,670,360            83,400,617
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    9                    --                     7                     6
                                          -------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    9                    --                     7                     6
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        69,115,555  $          5,944,351   $       576,670,353  $         83,400,611
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        69,034,691  $          5,935,250   $       575,482,178  $         83,354,808
   Net assets from contracts in payout..               80,864                 9,101             1,188,175                45,803
                                          -------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $        69,115,555  $          5,944,351   $       576,670,353  $         83,400,611
                                          ===================  ====================  ====================  ====================


                                              MIST INVESCO          MIST INVESCO         MIST INVESCO          MIST JPMORGAN
                                                COMSTOCK            MID CAP VALUE      SMALL CAP GROWTH       SMALL CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        159,177,706  $        61,479,517  $         15,149,426  $        13,918,321
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           159,177,706           61,479,517            15,149,426           13,918,321
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     7                   10                     6                    4
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                     7                   10                     6                    4
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        159,177,699  $        61,479,507  $         15,149,420  $        13,918,317
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        159,005,137  $        61,451,307  $         15,149,420  $        13,915,085
   Net assets from contracts in payout..               172,562               28,200                    --                3,232
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        159,177,699  $        61,479,507  $         15,149,420  $        13,918,317
                                          ====================  ===================  ====================  ===================


                                           MIST LOOMIS SAYLES     MIST LORD ABBETT
                                             GLOBAL MARKETS        BOND DEBENTURE
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        160,979,992  $        45,642,594
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           160,979,992           45,642,594
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     2                    2
                                          --------------------  -------------------
       Total Liabilities................                     2                    2
                                          --------------------  -------------------

NET ASSETS..............................  $        160,979,990  $        45,642,592
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        160,647,324  $        45,582,569
   Net assets from contracts in payout..               332,666               60,023
                                          --------------------  -------------------
       Total Net Assets.................  $        160,979,990  $        45,642,592
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                             MIST MET/EATON        MIST METLIFE          MIST METLIFE        MIST METLIFE
                                           VANCE FLOATING RATE  AGGRESSIVE STRATEGY    BALANCED STRATEGY    GROWTH STRATEGY
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          5,050,875  $        66,836,972  $        23,257,416  $        18,719,196
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................             5,050,875           66,836,972           23,257,416           18,719,196
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                   --                    2                    2
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    --                   --                    2                    2
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $          5,050,875  $        66,836,972  $        23,257,414  $        18,719,194
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,039,101  $        66,836,972  $        23,257,414  $        18,719,194
   Net assets from contracts in payout..                11,774                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $          5,050,875  $        66,836,972  $        23,257,414  $        18,719,194
                                          ====================  ===================  ===================  ===================

                                                                                                               MIST MORGAN
                                             MIST METLIFE        MIST MFS EMERGING     MIST MFS RESEARCH     STANLEY MID CAP
                                           MODERATE STRATEGY      MARKETS EQUITY         INTERNATIONAL           GROWTH
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        13,886,951  $        58,259,371   $         92,815,178  $        14,243,585
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                     --                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................           13,886,951           58,259,371             92,815,178           14,243,585
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    2                    9                      6                    2
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                    2                    9                      6                    2
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        13,886,949  $        58,259,362   $         92,815,172  $        14,243,583
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        13,886,949  $        58,219,122   $         92,698,311  $        14,216,224
   Net assets from contracts in payout..                   --               40,240                116,861               27,359
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $        13,886,949  $        58,259,362   $         92,815,172  $        14,243,583
                                          ===================  ====================  ====================  ===================

                                                                    MIST PIMCO
                                            MIST OPPENHEIMER    INFLATION PROTECTED
                                              GLOBAL EQUITY            BOND
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        395,783,754  $        76,820,094
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           395,783,754           76,820,094
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    19                    6
                                          --------------------  -------------------
       Total Liabilities................                    19                    6
                                          --------------------  -------------------

NET ASSETS..............................  $        395,783,735  $        76,820,088
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        395,639,500  $        76,775,407
   Net assets from contracts in payout..               144,235               44,681
                                          --------------------  -------------------
       Total Net Assets.................  $        395,783,735  $        76,820,088
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                            MIST PYRAMIS
                                            MIST PIMCO TOTAL                           MIST PIONEER         MANAGED RISK
                                                 RETURN          MIST PIONEER FUND   STRATEGIC INCOME         PORTFOLIO
                                               SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       296,027,279  $        62,232,317  $       175,717,243  $             1,369
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          296,027,279           62,232,317          175,717,243                1,369
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    7                    9                    9                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    7                    9                    9                   --
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       296,027,272  $        62,232,308  $       175,717,234  $             1,369
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       295,492,914  $        62,102,250  $       175,487,907  $             1,369
   Net assets from contracts in payout..              534,358              130,058              229,327                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       296,027,272  $        62,232,308  $       175,717,234  $             1,369
                                          ===================  ===================  ===================  ===================


                                           MIST SSGA GROWTH      MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                            AND INCOME ETF              ETF            LARGE CAP VALUE      MID CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       128,281,207  $       163,090,332  $       129,704,922  $          2,644,912
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          128,281,207          163,090,332          129,704,922             2,644,912
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                   --                   12                     2
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   --                   --                   12                     2
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       128,281,207  $       163,090,332  $       129,704,910  $          2,644,910
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       128,281,207  $       163,090,332  $       129,653,923  $          2,644,910
   Net assets from contracts in payout..                   --                   --               50,987                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       128,281,207  $       163,090,332  $       129,704,910  $          2,644,910
                                          ===================  ===================  ===================  ====================


                                           MIST THIRD AVENUE      MORGAN STANLEY
                                            SMALL CAP VALUE      MULTI CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       139,708,203  $         1,210,402
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          139,708,203            1,210,402
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    8                    2
                                          -------------------  -------------------
       Total Liabilities................                    8                    2
                                          -------------------  -------------------

NET ASSETS..............................  $       139,708,195  $         1,210,400
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       139,477,928  $         1,210,400
   Net assets from contracts in payout..              230,267                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       139,708,195  $         1,210,400
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                              MSF BARCLAYS
                                             AGGREGATE BOND     MSF BLACKROCK BOND       MSF BLACKROCK         MSF BLACKROCK
                                                  INDEX               INCOME         CAPITAL APPRECIATION       DIVERSIFIED
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        80,759,059  $        185,528,400   $       218,130,434  $       265,542,358
   Due from MetLife Insurance
     Company of Connecticut.............                  926                    --                    16                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................           80,759,985           185,528,400           218,130,450          265,542,358
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                    19                    --                    1
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   --                    19                    --                    1
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        80,759,985  $        185,528,381   $       218,130,450  $       265,542,357
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        80,609,356  $        185,176,317   $       217,132,491  $       264,891,647
   Net assets from contracts in payout..              150,629               352,064               997,959              650,710
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $        80,759,985  $        185,528,381   $       218,130,450  $       265,542,357
                                          ===================  ====================  ====================  ===================


                                             MSF BLACKROCK         MSF BLACKROCK      MSF DAVIS VENTURE      MSF FRONTIER
                                            LARGE CAP VALUE        MONEY MARKET             VALUE           MID CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        15,413,318  $       306,076,682  $        109,181,333  $        93,792,088
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           15,413,318          306,076,682           109,181,333           93,792,088
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                   13                    11                    8
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    1                   13                    11                    8
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        15,413,317  $       306,076,669  $        109,181,322  $        93,792,080
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        15,413,317  $       305,605,312  $        109,112,304  $        93,694,395
   Net assets from contracts in payout..                   --              471,357                69,018               97,685
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        15,413,317  $       306,076,669  $        109,181,322  $        93,792,080
                                          ===================  ===================  ====================  ===================


                                                                  MSF LOOMIS SAYLES
                                           MSF JENNISON GROWTH     SMALL CAP CORE
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $       377,320,714   $          1,019,555
   Due from MetLife Insurance
     Company of Connecticut.............                   --                     --
                                          --------------------  --------------------
       Total Assets.....................          377,320,714              1,019,555
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    6                      2
                                          --------------------  --------------------
       Total Liabilities................                    6                      2
                                          --------------------  --------------------

NET ASSETS..............................  $       377,320,708   $          1,019,553
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       377,011,859   $          1,019,553
   Net assets from contracts in payout..              308,849                     --
                                          --------------------  --------------------
       Total Net Assets.................  $       377,320,708   $          1,019,553
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                        MSF
                                                                  MET/DIMENSIONAL         MSF METLIFE         MSF METLIFE
                                            MSF MET/ARTISAN     INTERNATIONAL SMALL      CONSERVATIVE       CONSERVATIVE TO
                                             MID CAP VALUE            COMPANY             ALLOCATION      MODERATE ALLOCATION
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         2,205,750  $            969,532  $        35,985,166  $        85,938,163
   Due from MetLife Insurance
     Company of Connecticut.............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................            2,205,750               969,532           35,985,166           85,938,163
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                    --                    3                    3
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    1                    --                    3                    3
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         2,205,749  $            969,532  $        35,985,163  $        85,938,160
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,205,749  $            969,532  $        35,985,163  $        85,933,776
   Net assets from contracts in payout..                   --                    --                   --                4,384
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         2,205,749  $            969,532  $        35,985,163  $        85,938,160
                                          ===================  ====================  ===================  ===================


                                                                                          MSF METLIFE
                                             MSF METLIFE MID        MSF METLIFE           MODERATE TO        MSF METLIFE STOCK
                                             CAP STOCK INDEX    MODERATE ALLOCATION  AGGRESSIVE ALLOCATION         INDEX
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  ---------------------  -------------------
ASSETS:
   Investments at fair value............  $        14,115,030  $        449,109,728  $       392,110,513    $     1,022,209,514
   Due from MetLife Insurance
     Company of Connecticut.............                    2                    --                   --                    887
                                          -------------------  --------------------  ---------------------  -------------------
        Total Assets....................           14,115,032           449,109,728          392,110,513          1,022,210,401
                                          -------------------  --------------------  ---------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                     3                    3                     --
                                          -------------------  --------------------  ---------------------  -------------------
        Total Liabilities...............                   --                     3                    3                     --
                                          -------------------  --------------------  ---------------------  -------------------

NET ASSETS..............................  $        14,115,032  $        449,109,725  $       392,110,510    $     1,022,210,401
                                          ===================  ====================  =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,115,032  $        449,109,725  $       392,057,958    $     1,018,215,548
   Net assets from contracts in payout..                   --                    --               52,552              3,994,853
                                          -------------------  --------------------  ---------------------  -------------------
        Total Net Assets................  $        14,115,032  $        449,109,725  $       392,110,510    $     1,022,210,401
                                          ===================  ====================  =====================  ===================



                                              MSF MFS TOTAL
                                                 RETURN             MSF MFS VALUE
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        467,083,541  $       152,814,325
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                          --------------------  -------------------
        Total Assets....................           467,083,541          152,814,325
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    25                   29
                                          --------------------  -------------------
        Total Liabilities...............                    25                   29
                                          --------------------  -------------------

NET ASSETS..............................  $        467,083,516  $       152,814,296
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        466,179,834  $       152,755,548
   Net assets from contracts in payout..               903,682               58,748
                                          --------------------  -------------------
        Total Net Assets................  $        467,083,516  $       152,814,296
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                               MSF MSCI            MSF NEUBERGER     MSF RUSSELL 2000      MSF T. ROWE PRICE
                                              EAFE INDEX          BERMAN GENESIS           INDEX           LARGE CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        66,367,332  $        82,899,613  $       123,574,396  $        54,003,661
   Due from MetLife Insurance
     Company of Connecticut.............                  500                   --                  376                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           66,367,832           82,899,613          123,574,772           54,003,661
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                   13                   --                    8
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   --                   13                   --                    8
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        66,367,832  $        82,899,600  $       123,574,772  $        54,003,653
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        66,297,600  $        82,853,664  $       123,500,016  $        53,943,576
   Net assets from contracts in payout..               70,232               45,936               74,756               60,077
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        66,367,832  $        82,899,600  $       123,574,772  $        54,003,653
                                          ===================  ===================  ===================  ===================

                                                                  MSF WESTERN ASSET     MSF WESTERN ASSET
                                            MSF T. ROWE PRICE   MANAGEMENT STRATEGIC     MANAGEMENT U.S.        PIONEER VCT
                                            SMALL CAP GROWTH     BOND OPPORTUNITIES        GOVERNMENT        DISCIPLINED VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        125,245,598   $        44,979,006  $        109,839,173  $        10,612,644
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Assets.....................           125,245,598            44,979,006           109,839,173           10,612,644
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     4                     5                     4                    3
                                          --------------------  --------------------  --------------------  -------------------
       Total Liabilities................                     4                     5                     4                    3
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        125,245,594   $        44,979,001  $        109,839,169  $        10,612,641
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        125,215,353   $        44,911,438  $        109,721,964  $        10,612,641
   Net assets from contracts in payout..                30,241                67,563               117,205                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $        125,245,594   $        44,979,001  $        109,839,169  $        10,612,641
                                          ====================  ====================  ====================  ===================


                                               PIONEER VCT          PIONEER VCT
                                            EMERGING MARKETS       EQUITY INCOME
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         11,823,448  $        18,092,867
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                          --------------------  -------------------
       Total Assets.....................            11,823,448           18,092,867
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     3                    3
                                          --------------------  -------------------
       Total Liabilities................                     3                    3
                                          --------------------  -------------------

NET ASSETS..............................  $         11,823,445  $        18,092,864
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         11,823,445  $        18,092,864
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $         11,823,445  $        18,092,864
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2013


                                               PIONEER VCT           PIONEER VCT
                                                IBBOTSON          IBBOTSON MODERATE        PIONEER VCT        PIONEER VCT REAL
                                            GROWTH ALLOCATION        ALLOCATION           MID CAP VALUE         ESTATE SHARES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        252,878,161  $        118,420,644  $         29,462,186  $         10,515,687
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           252,878,161           118,420,644            29,462,186            10,515,687
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     3                     4                     3                     3
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                     4                     3                     3
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        252,878,158  $        118,420,640  $         29,462,183  $         10,515,684
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        252,878,158  $        118,420,640  $         29,462,183  $         10,515,684
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        252,878,158  $        118,420,640  $         29,462,183  $         10,515,684
                                          ====================  ====================  ====================  ====================


                                                                                         WELLS FARGO VT
                                               UIF GROWTH       UIF U.S. REAL ESTATE     SMALL CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          7,732,653  $         10,891,729  $          2,776,007
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                     1
                                          --------------------  --------------------  --------------------
        Total Assets....................             7,732,653            10,891,729             2,776,008
                                          --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     2                    --                    --
                                          --------------------  --------------------  --------------------
        Total Liabilities...............                     2                    --                    --
                                          --------------------  --------------------  --------------------

NET ASSETS..............................  $          7,732,651  $         10,891,729  $          2,776,008
                                          ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          7,707,876  $         10,885,701  $          2,763,588
   Net assets from contracts in payout..                24,775                 6,028                12,420
                                          --------------------  --------------------  --------------------
        Total Net Assets................  $          7,732,651  $         10,891,729  $          2,776,008
                                          ====================  ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                      ALLIANCEBERNSTEIN
                                                  ALGER CAPITAL        GLOBAL THEMATIC                             AMERICAN FUNDS
                                                  APPRECIATION             GROWTH          AMERICAN FUNDS BOND      GLOBAL GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              3,331  $                190  $           150,272   $          1,738,065
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                59,988                13,908              136,254              2,243,976
      Administrative charges................                 5,017                 1,302               14,054                196,548
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                65,005                15,210              150,308              2,440,524
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (61,674)              (15,020)                 (36)              (702,459)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               352,127                    --              109,845                     --
      Realized gains (losses) on sale of
        investments.........................               383,606                23,203               78,674              9,516,429
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               735,733                23,203              188,519              9,516,429
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               261,276               156,146            (552,432)             26,002,227
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               997,009               179,349            (363,913)             35,518,656
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            935,335  $            164,329  $         (363,949)   $         34,816,197
                                              ====================  ====================  ====================  ====================

                                                 AMERICAN FUNDS
                                                  GLOBAL SMALL       AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                                 CAPITALIZATION          GROWTH             GROWTH-INCOME           CAP VALUE
                                                   SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            29,764  $         2,859,533  $          3,489,791  $            101,693
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               51,121            5,106,989             4,468,582                91,493
      Administrative charges................                5,201              439,417               387,018                   183
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................               56,322            5,546,406             4,855,600                91,676
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....             (26,558)          (2,686,873)           (1,365,809)                10,017
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --                   --                    --               644,791
      Realized gains (losses) on sale of
        investments.........................              199,709           17,489,309            14,350,569               506,454
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......              199,709           17,489,309            14,350,569             1,151,245
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              641,158           63,001,582            60,371,095             2,799,912
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              840,867           80,490,891            74,721,664             3,951,157
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           814,309  $        77,804,018  $         73,355,855  $          3,961,174
                                              ===================  ===================  ====================  ====================


                                                DREYFUS SOCIALLY        DWS I CAPITAL
                                               RESPONSIBLE GROWTH          GROWTH
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $              6,721  $           106,532
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                11,718              193,923
      Administrative charges................                   961               16,115
                                              --------------------  -------------------
        Total expenses......................                12,679              210,038
                                              --------------------  -------------------
           Net investment income (loss).....               (5,958)            (103,506)
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                   --
      Realized gains (losses) on sale of
        investments.........................                19,377              872,400
                                              --------------------  -------------------
           Net realized gains (losses)......                19,377              872,400
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               162,762            2,174,525
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               182,139            3,046,925
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            176,181  $         2,943,419
                                              ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                   DWS II GLOBAL      DWS II GOVERNMENT &       DWS II SMALL
                                                    GROWTH VIP         AGENCY SECURITIES        MID CAP VALUE
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             26,774  $            112,275   $             67,466
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                48,428                74,218                146,765
      Administrative charges.................                 3,992                 6,187                 12,203
                                               --------------------  ---------------------  --------------------
         Total expenses......................                52,420                80,405                158,968
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......              (25,646)                31,870               (91,502)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --               174,404                     --
      Realized gains (losses) on sale of
         investments.........................              (61,716)              (72,811)                132,685
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......              (61,716)               101,593                132,685
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               556,629             (352,166)              2,218,962
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               494,913             (250,573)              2,351,647
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            469,267  $          (218,703)   $          2,260,145
                                               ====================  =====================  ====================

                                                                         FIDELITY VIP
                                                   FIDELITY VIP         DYNAMIC CAPITAL        FIDELITY VIP
                                                    CONTRAFUND           APPRECIATION          EQUITY-INCOME
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,004,444  $              2,596  $          6,108,686
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             3,324,244                30,198             3,105,940
      Administrative charges.................               171,343                 2,049                12,039
                                               --------------------  --------------------  --------------------
         Total expenses......................             3,495,587                32,247             3,117,979
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......           (1,491,143)              (29,651)             2,990,707
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                67,959               182,558            16,235,497
      Realized gains (losses) on sale of
         investments.........................             6,216,006               161,681             2,335,810
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             6,283,965               344,239            18,571,307
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            56,291,772               378,710            35,924,876
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            62,575,737               722,949            54,496,183
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         61,084,594  $            693,298  $         57,486,890
                                               ====================  ====================  ====================


                                                 FIDELITY VIP HIGH                             FTVIPT FRANKLIN
                                                      INCOME         FIDELITY VIP MID CAP     INCOME SECURITIES
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,414,204  $            771,915   $          2,449,030
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               315,151             3,854,535                612,242
      Administrative charges.................                    92               184,819                 56,982
                                               --------------------  ---------------------  --------------------
         Total expenses......................               315,243             4,039,354                669,224
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             1,098,961           (3,267,439)              1,779,806
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --            37,103,778                     --
      Realized gains (losses) on sale of
         investments.........................             (156,051)             7,821,517                737,033
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......             (156,051)            44,925,295                737,033
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               209,161            42,081,895              1,769,151
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                53,110            87,007,190              2,506,184
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          1,152,071  $         83,739,751   $          4,285,990
                                               ====================  =====================  ====================

                                                  FTVIPT FRANKLIN
                                                 RISING DIVIDENDS
                                                    SECURITIES
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $            338,076
                                               --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               383,539
      Administrative charges.................                32,456
                                               --------------------
         Total expenses......................               415,995
                                               --------------------
           Net investment income (loss)......              (77,919)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             1,799,359
                                               --------------------
           Net realized gains (losses).......             1,799,359
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             3,422,567
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             5,221,926
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          5,144,007
                                               ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  FTVIPT FRANKLIN                             FTVIPT TEMPLETON
                                                   SMALL-MID CAP         FTVIPT MUTUAL       DEVELOPING MARKETS
                                                 GROWTH SECURITIES     SHARES SECURITIES         SECURITIES
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $            531,593  $             483,714
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               561,701               389,390                290,432
      Administrative charges.................                42,173                39,179                    471
                                               --------------------  --------------------  ---------------------
         Total expenses......................               603,874               428,569                290,903
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             (603,874)               103,024                192,811
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............             2,195,370                    --                     --
      Realized gains (losses) on sale of
         investments.........................             1,716,833             1,127,184              (128,961)
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......             3,912,203             1,127,184              (128,961)
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................             7,106,109             4,865,272              (644,865)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            11,018,312             5,992,456              (773,826)
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         10,414,438  $          6,095,480  $           (581,015)
                                               ====================  ====================  =====================


                                                 FTVIPT TEMPLETON         INVESCO V.I.          INVESCO V.I.
                                                FOREIGN SECURITIES     AMERICAN FRANCHISE         COMSTOCK
                                                    SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                               ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $           2,232,438  $             31,846  $             130,554
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................              1,560,770               181,590                125,224
      Administrative charges.................                115,659                16,535                 12,367
                                               ---------------------  --------------------  ---------------------
         Total expenses......................              1,676,429               198,125                137,591
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......                556,009             (166,279)                (7,037)
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                     --                    --                     --
      Realized gains (losses) on sale of
         investments.........................              2,544,926               853,501                423,952
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......              2,544,926               853,501                423,952
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................             14,774,044             2,855,688              1,972,850
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             17,318,970             3,709,189              2,396,802
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          17,874,979  $          3,542,910  $           2,389,765
                                               =====================  ====================  =====================


                                                   INVESCO V.I.          INVESCO V.I.           INVESCO V.I.
                                               DIVERSIFIED DIVIDEND    EQUITY AND INCOME    GOVERNMENT SECURITIES
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  --------------------  ----------------------
INVESTMENT INCOME:
      Dividends..............................  $             30,741  $          1,175,029  $             464,596
                                               --------------------  --------------------  ----------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                31,736             1,209,905                231,819
      Administrative charges.................                 2,307               121,254                 22,009
                                               --------------------  --------------------  ----------------------
         Total expenses......................                34,043             1,331,159                253,828
                                               --------------------  --------------------  ----------------------
           Net investment income (loss)......               (3,302)             (156,130)                210,768
                                               --------------------  --------------------  ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --                    --                     --
      Realized gains (losses) on sale of
         investments.........................               111,528             5,245,140                124,407
                                               --------------------  --------------------  ----------------------
           Net realized gains (losses).......               111,528             5,245,140                124,407
                                               --------------------  --------------------  ----------------------
      Change in unrealized gains (losses)
         on investments......................               264,409            11,533,297            (1,015,023)
                                               --------------------  --------------------  ----------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               375,937            16,778,437              (890,616)
                                               --------------------  --------------------  ----------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            372,635  $         16,622,307  $           (679,848)
                                               ====================  ====================  ======================


                                                   INVESCO V.I.
                                                 GROWTH AND INCOME
                                                    SUBACCOUNT
                                               ---------------------
INVESTMENT INCOME:
      Dividends..............................  $           1,080,688
                                               ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................              1,308,738
      Administrative charges.................                130,357
                                               ---------------------
         Total expenses......................              1,439,095
                                               ---------------------
           Net investment income (loss)......              (358,407)
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                735,337
      Realized gains (losses) on sale of
         investments.........................              5,989,057
                                               ---------------------
           Net realized gains (losses).......              6,724,394
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................             17,435,882
                                               ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             24,160,276
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          23,801,869
                                               =====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                  INVESCO V.I.                                   JANUS ASPEN
                                                  S&P 500 INDEX     INVESCO V.I. UTILITIES       ENTERPRISE
                                                   SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                              --------------------  ----------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             47,309   $             63,689   $             50,574
                                              --------------------  ----------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                54,339                 38,726                195,756
      Administrative charges................                 3,947                  3,128                 16,091
                                              --------------------  ----------------------  --------------------
        Total expenses......................                58,286                 41,854                211,847
                                              --------------------  ----------------------  --------------------
           Net investment income (loss).....              (10,977)                 21,835              (161,273)
                                              --------------------  ----------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                 44,355                     --
      Realized gains (losses) on sale of
        investments.........................               230,896                 22,298              1,516,095
                                              --------------------  ----------------------  --------------------
           Net realized gains (losses)......               230,896                 66,653              1,516,095
                                              --------------------  ----------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               459,450                 68,927              2,316,874
                                              --------------------  ----------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               690,346                135,580              3,832,969
                                              --------------------  ----------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            679,369   $            157,415   $          3,671,696
                                              ====================  ======================  ====================

                                                                                                  LMPVET
                                                   JANUS ASPEN                             CLEARBRIDGE VARIABLE
                                                 GLOBAL RESEARCH    JANUS ASPEN OVERSEAS     AGGRESSIVE GROWTH
                                                   SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                              --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             11,293  $          1,606,071   $          1,041,786
                                              --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 5,364               678,240              5,997,842
      Administrative charges................                    50                 7,596                511,845
                                              --------------------  ---------------------  --------------------
        Total expenses......................                 5,414               685,836              6,509,687
                                              --------------------  ---------------------  --------------------
           Net investment income (loss).....                 5,879               920,235            (5,467,901)
                                              --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                    --             20,874,477
      Realized gains (losses) on sale of
        investments.........................                15,224           (1,006,092)             38,964,326
                                              --------------------  ---------------------  --------------------
           Net realized gains (losses)......                15,224           (1,006,092)             59,838,803
                                              --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               228,557             6,383,285             98,193,520
                                              --------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               243,781             5,377,193            158,032,323
                                              --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            249,660  $          6,297,428   $        152,564,422
                                              ====================  =====================  ====================

                                                     LMPVET                LMPVET                LMPVET                LMPVET
                                              CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                  ALL CAP VALUE         APPRECIATION          EQUITY INCOME       LARGE CAP GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          4,440,279  $          3,705,220  $          1,919,916  $            506,658
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             4,751,876             4,632,937             2,142,306             1,540,975
      Administrative charges................               412,384               457,070               189,159               128,818
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             5,164,260             5,090,007             2,331,465             1,669,793
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (723,981)           (1,384,787)             (411,549)           (1,163,135)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........            23,290,417            10,225,797                    --            10,711,341
      Realized gains (losses) on sale of
        investments.........................            12,847,627            18,955,668             2,751,112             7,574,329
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            36,138,044            29,181,465             2,751,112            18,285,670
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            53,397,553            51,555,173            24,482,520            14,336,026
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            89,535,597            80,736,638            27,233,632            32,621,696
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         88,811,616  $         79,351,851  $         26,822,083  $         31,458,561
                                              ====================  ====================  ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                    LMPVET                LMPVET                LMPVET           LMPVET INVESTMENT
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE    COUNSEL VARIABLE
                                                LARGE CAP VALUE        MID CAP CORE        SMALL CAP GROWTH      SOCIAL AWARENESS
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $         2,186,515  $             53,577  $            30,344   $            363,098
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             1,826,239               651,685              986,191                545,711
      Administrative charges...............               170,975                62,057               75,288                 16,625
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             1,997,214               713,742            1,061,479                562,336
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....               189,301             (660,165)          (1,031,135)              (199,238)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             6,482,456             2,834,985            4,827,089                     --
      Realized gains (losses) on sale of
        investments........................             4,523,421             2,653,306            4,666,539              1,047,569
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            11,005,877             5,488,291            9,493,628              1,047,569
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            25,777,927             7,556,899           15,673,658              6,003,454
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            36,783,804            13,045,190           25,167,286              7,051,023
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        36,973,105  $         12,385,025  $        24,136,151   $          6,851,785
                                             ====================  ====================  ====================  ====================

                                                    LMPVET              LMPVET                LMPVET            LMPVIT WESTERN
                                              VARIABLE LIFESTYLE  VARIABLE LIFESTYLE    VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL
                                                ALLOCATION 50%      ALLOCATION 70%        ALLOCATION 85%        HIGH YIELD BOND
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $         1,356,710  $           624,237  $            416,664  $           557,416
                                             -------------------  -------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges............................              919,555              525,857               327,214              171,974
      Administrative charges...............              104,010               61,884                38,940               15,354
                                             -------------------  -------------------  --------------------  ---------------------
        Total expenses.....................            1,023,565              587,741               366,154              187,328
                                             -------------------  -------------------  --------------------  ---------------------
           Net investment income (loss)....              333,145               36,496                50,510              370,088
                                             -------------------  -------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................            2,142,077            1,038,914               642,074               85,940
                                             -------------------  -------------------  --------------------  ---------------------
           Net realized gains (losses).....            2,142,077            1,038,914               642,074               85,940
                                             -------------------  -------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................            6,414,130            6,489,221             5,044,254             (18,528)
                                             -------------------  -------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            8,556,207            7,528,135             5,686,328               67,412
                                             -------------------  -------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,889,352  $         7,564,631  $          5,736,838  $           437,500
                                             ===================  ===================  ====================  =====================

                                                LMPVIT WESTERN         MIST AMERICAN
                                              ASSET VARIABLE HIGH     FUNDS BALANCED
                                                    INCOME              ALLOCATION
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          6,889,907  $            38,653
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................             1,507,632               18,715
      Administrative charges...............               149,825                  195
                                             --------------------  -------------------
        Total expenses.....................             1,657,457               18,910
                                             --------------------  -------------------
           Net investment income (loss)....             5,232,450               19,743
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --              173,813
      Realized gains (losses) on sale of
        investments........................           (1,300,022)               35,647
                                             --------------------  -------------------
           Net realized gains (losses).....           (1,300,022)              209,460
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             3,447,105              258,246
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             2,147,083              467,706
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          7,379,533  $           487,449
                                             ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 MIST AMERICAN         MIST AMERICAN
                                                 FUNDS GROWTH         FUNDS MODERATE       MIST BLACKROCK        MIST BLACKROCK
                                                  ALLOCATION            ALLOCATION           HIGH YIELD          LARGE CAP CORE
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             28,582  $            40,896  $          8,803,078  $           598,192
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                20,166               18,985             1,820,003              666,652
      Administrative charges...............                   469                  236               117,295               61,976
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                20,635               19,221             1,937,298              728,628
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                 7,947               21,675             6,865,780            (130,436)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               157,709              134,888             3,492,710                   --
      Realized gains (losses) on sale of
        investments........................                40,620               27,300             1,872,643              803,734
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               198,329              162,188             5,365,353              803,734
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               427,722              105,616           (2,490,150)           12,259,377
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               626,051              267,804             2,875,203           13,063,111
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            633,998  $           289,479  $          9,740,983  $        12,932,675
                                             ====================  ===================  ====================  ===================

                                                                                                                    MIST HARRIS
                                              MIST CLARION GLOBAL    MIST CLEARBRIDGE      MIST CLEARBRIDGE           OAKMARK
                                                  REAL ESTATE        AGGRESSIVE GROWTH   AGGRESSIVE GROWTH II      INTERNATIONAL
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         5,374,601   $             10,095  $         4,139,016   $          2,116,204
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,085,055                 78,301            6,587,853              1,171,425
      Administrative charges...............               65,284                  6,412               98,530                 87,143
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            1,150,339                 84,713            6,686,383              1,258,568
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....            4,224,262               (74,618)          (2,547,367)                857,636
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                     --                   --                     --
      Realized gains (losses) on sale of
        investments........................          (1,846,045)                318,260           10,347,547              2,841,710
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....          (1,846,045)                318,260           10,347,547              2,841,710
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (625,710)              1,389,657          122,087,103             15,797,358
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (2,471,755)              1,707,917          132,434,650             18,639,068
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,752,507   $          1,633,299  $       129,887,283   $         19,496,704
                                             ====================  ====================  ====================  ====================


                                                 MIST INVESCO         MIST INVESCO
                                                   COMSTOCK           MID CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,774,659  $            478,077
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            2,429,133             1,043,641
      Administrative charges...............              219,222                88,195
                                             -------------------  --------------------
        Total expenses.....................            2,648,355             1,131,836
                                             -------------------  --------------------
           Net investment income (loss)....            (873,696)             (653,759)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................           19,321,109             1,338,194
                                             -------------------  --------------------
           Net realized gains (losses).....           19,321,109             1,338,194
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           26,261,120            14,230,313
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           45,582,229            15,568,507
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        44,708,533  $         14,914,748
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 MIST INVESCO          MIST JPMORGAN     MIST LOOMIS SAYLES     MIST LORD ABBETT
                                               SMALL CAP GROWTH       SMALL CAP VALUE      GLOBAL MARKETS        BOND DEBENTURE
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             49,397  $            89,747  $          4,103,389  $         3,426,977
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               218,782              196,652             1,963,862              693,490
      Administrative charges...............                13,709               10,568                 1,047               60,282
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               232,491              207,220             1,964,909              753,772
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (183,094)            (117,473)             2,138,480            2,673,205
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               780,778                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................               873,509              864,407             4,174,369            1,233,068
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             1,654,287              864,407             4,174,369            1,233,068
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             2,800,712            2,738,943            16,907,180            (828,173)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             4,454,999            3,603,350            21,081,549              404,895
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          4,271,905  $         3,485,877  $         23,220,029  $         3,078,100
                                             ====================  ===================  ====================  ===================

                                                MIST MET/EATON        MIST METLIFE          MIST METLIFE        MIST METLIFE
                                              VANCE FLOATING RATE  AGGRESSIVE STRATEGY    BALANCED STRATEGY    GROWTH STRATEGY
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           175,910   $           455,657  $           461,266  $           308,057
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               75,792               741,332              420,737              359,298
      Administrative charges...............                6,568                 6,274               34,399               29,091
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               82,360               747,606              455,136              388,389
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               93,550             (291,949)                6,130             (80,332)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               20,942                    --                   --                   --
      Realized gains (losses) on sale of
        investments........................              (3,098)               839,855            1,290,827            2,118,568
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....               17,844               839,855            1,290,827            2,118,568
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (45,103)            14,374,112            2,302,680            2,048,198
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (27,259)            15,213,967            3,593,507            4,166,766
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            66,291   $        14,922,018  $         3,599,637  $         4,086,434
                                             ====================  ===================  ===================  ===================

                                                 MIST METLIFE      MIST MFS EMERGING
                                               MODERATE STRATEGY    MARKETS EQUITY
                                                  SUBACCOUNT          SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           335,650  $           785,729
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              261,217            1,097,616
      Administrative charges...............               20,809               92,018
                                             -------------------  -------------------
        Total expenses.....................              282,026            1,189,634
                                             -------------------  -------------------
           Net investment income (loss)....               53,624            (403,905)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               25,729                   --
      Realized gains (losses) on sale of
        investments........................              683,478              589,139
                                             -------------------  -------------------
           Net realized gains (losses).....              709,207              589,139
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              812,818          (4,852,078)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,522,025          (4,262,939)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,575,649  $       (4,666,844)
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                        MIST MORGAN                               MIST PIMCO
                                               MIST MFS RESEARCH      STANLEY MID CAP     MIST OPPENHEIMER    INFLATION PROTECTED
                                                 INTERNATIONAL            GROWTH            GLOBAL EQUITY            BOND
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,435,608   $            98,772  $         6,678,231  $         2,455,377
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,315,671               217,628            4,752,934            1,491,458
      Administrative charges...............              108,334                18,989              183,952               95,255
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................            1,424,005               236,617            4,936,886            1,586,713
                                             --------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....            1,011,603             (137,845)            1,741,345              868,664
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --                   --            5,895,723
      Realized gains (losses) on sale of
        investments........................            (663,165)               808,283            8,061,157          (1,710,273)
                                             --------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            (663,165)               808,283            8,061,157            4,185,450
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           14,671,944             3,425,665           72,325,448         (15,986,354)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           14,008,779             4,233,948           80,386,605         (11,800,904)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        15,020,382   $         4,096,103  $        82,127,950  $      (10,932,240)
                                             ====================  ===================  ===================  ====================


                                               MIST PIMCO TOTAL                            MIST PIONEER         MIST PYRAMIS
                                                    RETURN          MIST PIONEER FUND    STRATEGIC INCOME     MANAGED PORTFOLIO
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT (a)
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        14,686,183  $         1,960,691  $        10,202,840  $                10
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            5,262,111              865,699            3,083,764                   --
      Administrative charges...............              387,192               70,337              260,257                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            5,649,303              936,036            3,344,021                   --
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            9,036,880            1,024,655            6,858,819                   10
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            6,832,761                   --              586,875                   23
      Realized gains (losses) on sale of
        investments........................            5,417,475            2,852,216            5,693,667                   --
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           12,250,236            2,852,216            6,280,542                   23
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (33,638,868)           12,295,148         (13,611,818)                  (4)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................         (21,388,632)           15,147,364          (7,331,276)                   19
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (12,351,752)  $        16,172,019  $         (472,457)  $                29
                                             ===================  ===================  ===================  ===================


                                               MIST SSGA GROWTH     MIST SSGA GROWTH
                                                AND INCOME ETF             ETF
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,166,985  $         3,257,587
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,575,326            1,941,410
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................            1,575,326            1,941,410
                                             -------------------  -------------------
          Net investment income (loss).....            1,591,659            1,316,177
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            2,974,740            5,638,132
      Realized gains (losses) on sale of
        investments........................            1,748,108            1,727,153
                                             -------------------  -------------------
          Net realized gains (losses)......            4,722,848            7,365,285
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            7,409,087           15,207,254
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           12,131,935           22,572,539
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,723,594  $        23,888,716
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                              MIST T. ROWE PRICE   MIST T. ROWE PRICE     MIST THIRD AVENUE     MORGAN STANLEY
                                                LARGE CAP VALUE      MID CAP GROWTH        SMALL CAP VALUE     MULTI CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,921,446  $             6,491  $         1,336,397  $              2,666
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             2,046,149               49,297            1,917,621                23,852
      Administrative charges...............               153,710                4,211               98,392                 1,691
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             2,199,859               53,508            2,016,013                25,543
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             (278,413)             (47,017)            (679,616)              (22,877)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --              164,043                   --                15,727
      Realized gains (losses) on sale of
        investments........................             2,616,256              267,628            2,842,323               120,863
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             2,616,256              431,671            2,842,323               136,590
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            31,565,291              440,352           33,150,522               329,155
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            34,181,547              872,023           35,992,845               465,745
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         33,903,134  $           825,006  $        35,313,229  $            442,868
                                             ====================  ===================  ===================  ====================

                                                 MSF BARCLAYS
                                                AGGREGATE BOND     MSF BLACKROCK BOND        MSF BLACKROCK         MSF BLACKROCK
                                                     INDEX               INCOME          CAPITAL APPRECIATION       DIVERSIFIED
                                                  SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -------------------  ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         3,167,928   $         8,279,244   $         1,704,900   $          6,262,527
                                             -------------------  ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,038,888             2,963,265             2,620,088              3,175,993
      Administrative charges...............                  208               214,476               215,375                 16,941
                                             -------------------  ---------------------  --------------------  --------------------
        Total expenses.....................            1,039,096             3,177,741             2,835,463              3,192,934
                                             -------------------  ---------------------  --------------------  --------------------
           Net investment income (loss)....            2,128,832             5,101,503           (1,130,563)              3,069,593
                                             -------------------  ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             5,172,848                    --                     --
      Realized gains (losses) on sale of
        investments........................              355,080             2,001,150            17,851,710              5,658,892
                                             -------------------  ---------------------  --------------------  --------------------
           Net realized gains (losses).....              355,080             7,173,998            17,851,710              5,658,892
                                             -------------------  ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,641,109)          (17,284,665)            40,510,171             35,451,352
                                             -------------------  ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,286,029)          (10,110,667)            58,361,881             41,110,244
                                             -------------------  ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,157,197)   $       (5,009,164)   $        57,231,318   $         44,179,837
                                             ===================  =====================  ====================  ====================


                                                MSF BLACKROCK         MSF BLACKROCK
                                               LARGE CAP VALUE        MONEY MARKET
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           186,350  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              257,619            4,761,763
      Administrative charges...............               20,735              379,769
                                             -------------------  -------------------
        Total expenses.....................              278,354            5,141,532
                                             -------------------  -------------------
           Net investment income (loss)....             (92,004)          (5,141,532)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              856,929                   --
      Realized gains (losses) on sale of
        investments........................            (127,684)                   --
                                             -------------------  -------------------
           Net realized gains (losses).....              729,245                   --
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,319,124                   --
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,048,369                   --
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,956,365  $       (5,141,532)
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013




                                              MSF DAVIS VENTURE       MSF FRONTIER                             MSF LOOMIS SAYLES
                                                    VALUE            MID CAP GROWTH      MSF JENNISON GROWTH    SMALL CAP CORE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,366,419  $          1,056,307  $         1,324,239   $             2,241
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,820,181             1,199,888            4,345,862                16,662
      Administrative charges...............              145,904               114,943               83,513                 1,350
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            1,966,085             1,314,831            4,429,375                18,012
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            (599,666)             (258,524)          (3,105,136)              (15,771)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,842,473             2,173,608            3,497,648                74,179
      Realized gains (losses) on sale of
        investments........................            3,504,572             4,791,068            4,801,512               134,631
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            5,347,045             6,964,676            8,299,160               208,810
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           24,307,357            17,227,251           98,217,431                95,243
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           29,654,402            24,191,927          106,516,591               304,053
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        29,054,736  $         23,933,403  $       103,411,455   $           288,282
                                             ===================  ====================  ====================  ===================

                                                                           MSF
                                                                     MET/DIMENSIONAL         MSF METLIFE         MSF METLIFE
                                               MSF MET/ARTISAN     INTERNATIONAL SMALL      CONSERVATIVE       CONSERVATIVE TO
                                                MID CAP VALUE            COMPANY             ALLOCATION      MODERATE ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            16,237  $             15,969  $         1,206,786  $         2,230,900
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               31,473                16,449              609,347            1,149,270
      Administrative charges...............                3,044                 1,340               37,246               33,722
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               34,517                17,789              646,593            1,182,992
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....             (18,280)               (1,820)              560,193            1,047,908
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                24,966              197,539              920,689
      Realized gains (losses) on sale of
        investments........................              126,994                23,579              946,760            2,072,791
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              126,994                48,545            1,144,299            2,993,480
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              482,351               158,676            (682,628)            3,837,722
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              609,345               207,221              461,671            6,831,202
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           591,065  $            205,401  $         1,021,864  $         7,879,110
                                             ===================  ====================  ===================  ===================



                                                MSF METLIFE MID        MSF METLIFE
                                                CAP STOCK INDEX    MODERATE ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            127,147  $         8,387,322
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               145,572            5,339,612
      Administrative charges...............                    --               65,457
                                             --------------------  -------------------
        Total expenses.....................               145,572            5,405,069
                                             --------------------  -------------------
           Net investment income (loss)....              (18,425)            2,982,253
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               311,609            3,422,028
      Realized gains (losses) on sale of
        investments........................               259,244            5,122,523
                                             --------------------  -------------------
           Net realized gains (losses).....               570,853            8,544,551
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             2,527,315           53,809,121
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             3,098,168           62,353,672
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          3,079,743  $        65,335,925
                                             ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  MSF METLIFE
                                                  MODERATE TO        MSF METLIFE STOCK       MSF MFS TOTAL
                                             AGGRESSIVE ALLOCATION         INDEX                RETURN            MSF MFS VALUE
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             ---------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          5,385,646   $        18,636,496  $        11,494,416  $          1,324,206
                                             ---------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             4,468,069            15,691,714            6,570,249             1,809,772
      Administrative charges...............                26,708               421,067              497,866               118,798
                                             ---------------------  -------------------  -------------------  --------------------
        Total expenses.....................             4,494,777            16,112,781            7,068,115             1,928,570
                                             ---------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               890,869             2,523,715            4,426,301             (604,364)
                                             ---------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --            15,435,098                   --             2,259,995
      Realized gains (losses) on sale of
        investments........................             3,680,390            69,290,644            6,803,668             3,491,233
                                             ---------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             3,680,390            84,725,742            6,803,668             5,751,228
                                             ---------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            70,992,292           174,006,859           62,516,313            27,680,037
                                             ---------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            74,672,682           258,732,601           69,319,981            33,431,265
                                             ---------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         75,563,551   $       261,256,316  $        73,746,282  $         32,826,901
                                             =====================  ===================  ===================  ====================


                                                   MSF MSCI           MSF NEUBERGER       MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                  EAFE INDEX         BERMAN GENESIS             INDEX          LARGE CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,901,327  $               756  $         1,725,222  $             32,304
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               721,114              717,725            1,318,943               690,411
      Administrative charges...............                 1,862               38,064                5,349                56,084
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               722,976              755,789            1,324,292               746,495
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,178,351            (755,033)              400,930             (714,191)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --                   --                    --
      Realized gains (losses) on sale of
        investments........................           (1,703,283)            1,170,082            2,571,199             4,791,112
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           (1,703,283)            1,170,082            2,571,199             4,791,112
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            12,148,332           17,473,581           31,689,365            10,863,922
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            10,445,049           18,643,663           34,260,564            15,655,034
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         11,623,400  $        17,888,630  $        34,661,494  $         14,940,843
                                             ====================  ===================  ===================  ====================

                                                                    MSF WESTERN ASSET
                                              MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                              SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           152,551  $         2,495,699
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,444,957              765,612
      Administrative charges...............               52,681               71,858
                                             -------------------  --------------------
        Total expenses.....................            1,497,638              837,470
                                             -------------------  --------------------
           Net investment income (loss)....          (1,345,087)            1,658,229
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            6,198,101                   --
      Realized gains (losses) on sale of
        investments........................            5,241,091              866,373
                                             -------------------  --------------------
           Net realized gains (losses).....           11,439,192              866,373
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           29,168,456          (2,898,428)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           40,607,648          (2,032,055)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        39,262,561  $         (373,826)
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                MSF WESTERN ASSET
                                                 MANAGEMENT U.S.         PIONEER VCT           PIONEER VCT           PIONEER VCT
                                                   GOVERNMENT         DISCIPLINED VALUE     EMERGING MARKETS        EQUITY INCOME
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,719,799  $            162,040  $            115,460  $            414,989
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             1,543,402               185,774               225,080               316,586
      Administrative charges................               107,350                16,183                18,667                27,509
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,650,752               201,957               243,747               344,095
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             1,069,047              (39,917)             (128,287)                70,894
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --               442,606                    --                    --
      Realized gains (losses) on sale of
        investments.........................               380,252               441,212             (236,138)               956,204
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               380,252               883,818             (236,138)               956,204
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (4,019,160)             1,669,390             (250,368)             3,283,953
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (3,638,908)             2,553,208             (486,506)             4,240,157
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (2,569,861)  $          2,513,291  $          (614,793)  $          4,311,051
                                              ====================  ====================  ====================  ====================

                                                  PIONEER VCT           PIONEER VCT
                                                   IBBOTSON          IBBOTSON MODERATE        PIONEER VCT        PIONEER VCT REAL
                                               GROWTH ALLOCATION        ALLOCATION           MID CAP VALUE         ESTATE SHARES
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         4,282,284  $          2,686,252  $            218,985  $            251,618
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................            5,017,679             2,382,703               479,046               213,343
      Administrative charges................              357,093               174,665                44,171                17,998
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            5,374,772             2,557,368               523,217               231,341
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....          (1,092,488)               128,884             (304,232)                20,277
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --                    --                    --               576,324
      Realized gains (losses) on sale of
        investments.........................            1,742,231             1,834,911               228,082               240,931
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            1,742,231             1,834,911               228,082               817,255
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           35,899,481            13,021,324             7,893,729             (747,580)
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           37,641,712            14,856,235             8,121,811                69,675
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        36,549,224  $         14,985,119  $          7,817,579  $             89,952
                                              ===================  ====================  ====================  ====================



                                                   UIF GROWTH       UIF U.S. REAL ESTATE
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             32,704  $            138,789
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               114,996               189,214
      Administrative charges................                10,728                19,144
                                              --------------------  --------------------
        Total expenses......................               125,724               208,358
                                              --------------------  --------------------
           Net investment income (loss).....              (93,020)              (69,569)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               272,712                    --
      Realized gains (losses) on sale of
        investments.........................               906,047               318,119
                                              --------------------  --------------------
           Net realized gains (losses)......             1,178,759               318,119
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,610,149              (89,405)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             2,788,908               228,714
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,695,888  $            159,145
                                              ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                                   WELLS FARGO VT
                                                                                                                   SMALL CAP VALUE
                                                                                                                     SUBACCOUNT
                                                                                                                --------------------
INVESTMENT INCOME:
      Dividends..............................................................................................   $             19,353
                                                                                                                --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................................................................................                 34,561
      Administrative charges.................................................................................                  2,087
                                                                                                                --------------------
         Total expenses......................................................................................                 36,648
                                                                                                                --------------------
           Net investment income (loss)......................................................................               (17,295)
                                                                                                                --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............................................................................                     --
      Realized gains (losses) on sale of
         investments.........................................................................................                 50,657
                                                                                                                --------------------
           Net realized gains (losses).......................................................................                 50,657
                                                                                                                --------------------
      Change in unrealized gains (losses)
         on investments......................................................................................                328,989
                                                                                                                --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................................................................................                379,646
                                                                                                                --------------------
      Net increase (decrease) in net assets
         resulting from operations...........................................................................   $            362,351
                                                                                                                ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                              ALLIANCEBERNSTEIN GLOBAL
                                         ALGER CAPITAL APPRECIATION                THEMATIC GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2013              2012               2013              2012
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (61,674)  $        (55,042)  $       (15,020)  $       (15,799)
   Net realized gains (losses).....           735,733            338,030            23,203             1,725
   Change in unrealized gains
     (losses) on investments.......           261,276            283,401           156,146           111,735
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           935,335            566,389           164,329            97,661
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             2,099              1,567                --               137
   Net transfers (including fixed
     account)......................          (39,535)          (715,863)             6,009            73,748
   Contract charges................             (771)              (928)             (280)             (355)
   Transfers for contract benefits
     and terminations..............         (834,098)          (456,844)         (147,135)         (166,712)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (872,305)        (1,172,068)         (141,406)          (93,182)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............            63,030          (605,679)            22,923             4,479
NET ASSETS:
   Beginning of year...............         3,300,965          3,906,644           878,354           873,875
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      3,363,995  $       3,300,965  $        901,277  $        878,354
                                     ================  =================  ================  ================


                                             AMERICAN FUNDS BOND            AMERICAN FUNDS GLOBAL GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2013               2012              2013              2012
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $           (36)  $          91,490  $      (702,459)  $    (1,250,888)
   Net realized gains (losses).....           188,519            209,113         9,516,429         4,907,179
   Change in unrealized gains
     (losses) on investments.......         (552,432)             94,433        26,002,227        23,997,679
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (363,949)            395,036        34,816,197        27,653,970
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            46,654             32,090         1,104,190         1,543,246
   Net transfers (including fixed
     account)......................           446,383          2,732,364       (4,259,158)       (6,984,587)
   Contract charges................           (3,367)            (3,966)          (25,749)          (31,424)
   Transfers for contract benefits
     and terminations..............       (3,052,108)        (3,664,008)      (24,204,925)      (27,094,062)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (2,562,438)          (903,520)      (27,385,642)      (32,566,827)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (2,926,387)          (508,484)         7,430,555       (4,912,857)
NET ASSETS:
   Beginning of year...............        10,642,898         11,151,382       143,143,628       148,056,485
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      7,716,511  $      10,642,898  $    150,574,183  $    143,143,628
                                     ================  =================  ================  ================

                                             AMERICAN FUNDS GLOBAL
                                             SMALL CAPITALIZATION                 AMERICAN FUNDS GROWTH
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  ----------------------------------
                                           2013                2012              2013              2012
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $        (26,558)  $        (10,357)  $    (2,686,873)  $    (3,251,892)
   Net realized gains (losses).....            199,709            116,153        17,489,309         6,546,581
   Change in unrealized gains
     (losses) on investments.......            641,158            452,356        63,001,582        44,862,840
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            814,309            558,152        77,804,018        48,157,529
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              9,564             44,785         2,741,028         2,219,827
   Net transfers (including fixed
     account)......................            116,517            303,838      (11,724,629)      (12,448,672)
   Contract charges................            (1,351)            (1,684)          (57,633)          (69,851)
   Transfers for contract benefits
     and terminations..............          (657,464)        (1,529,104)      (52,827,432)      (51,856,896)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............          (532,734)        (1,182,165)      (61,868,666)      (62,155,592)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............            281,575          (624,013)        15,935,352      (13,998,063)
NET ASSETS:
   Beginning of year...............          3,283,267          3,907,280       309,138,975       323,137,038
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $       3,564,842  $       3,283,267  $    325,074,327  $    309,138,975
                                     =================  =================  ================  ================


                                        AMERICAN FUNDS GROWTH-INCOME
                                                 SUBACCOUNT
                                     -----------------------------------
                                            2013              2012
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $     (1,365,809)  $      (753,330)
   Net realized gains (losses).....         14,350,569         3,451,949
   Change in unrealized gains
     (losses) on investments.......         60,371,095        36,965,015
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         73,355,855        39,663,634
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,144,786         1,348,701
   Net transfers (including fixed
     account)......................       (10,982,121)      (12,709,273)
   Contract charges................           (49,429)          (59,677)
   Transfers for contract benefits
     and terminations..............       (45,466,316)      (42,829,402)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (55,353,080)      (54,249,651)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............         18,002,775      (14,586,017)
NET ASSETS:
   Beginning of year...............        261,008,029       275,594,046
                                     -----------------  ----------------
   End of year.....................  $     279,010,804  $    261,008,029
                                     =================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                             DREYFUS SOCIALLY RESPONSIBLE
                                        DELAWARE VIP SMALL CAP VALUE                    GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2013              2012              2013               2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $          10,017  $       (11,207)  $         (5,958)  $        (8,456)
   Net realized gains (losses).....          1,151,245         1,292,860             19,377            22,452
   Change in unrealized gains
     (losses) on investments.......          2,799,912           300,163            162,762            43,365
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,961,174         1,581,816            176,181            57,361
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            641,543           731,350                 --                --
   Net transfers (including fixed
     account)......................          (121,583)         (690,554)           (24,411)         (116,528)
   Contract charges................               (32)              (28)              (138)             (150)
   Transfers for contract benefits
     and terminations..............        (1,793,109)       (1,661,436)           (22,902)          (22,404)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (1,273,181)       (1,620,668)           (47,451)         (139,082)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          2,687,993          (38,852)            128,730          (81,721)
NET ASSETS:
   Beginning of year...............         12,614,903        12,653,755            581,605           663,326
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      15,302,896  $     12,614,903  $         710,335  $        581,605
                                     =================  ================  =================  ================


                                            DWS I CAPITAL GROWTH               DWS II GLOBAL GROWTH VIP
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (103,506)  $      (159,104)  $       (25,646)  $        (25,631)
   Net realized gains (losses).....            872,400           322,430          (61,716)          (265,169)
   Change in unrealized gains
     (losses) on investments.......          2,174,525         1,237,985           556,629            730,914
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,943,419         1,401,311           469,267            440,114
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             13,518            29,993             5,136             23,802
   Net transfers (including fixed
     account)......................          (321,615)         (349,162)         (165,650)           (35,971)
   Contract charges................            (2,932)           (3,483)             (677)              (844)
   Transfers for contract benefits
     and terminations..............        (2,369,269)       (1,272,303)         (445,160)          (677,908)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (2,680,298)       (1,594,955)         (606,351)          (690,921)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            263,121         (193,644)         (137,084)          (250,807)
NET ASSETS:
   Beginning of year...............         10,389,318        10,582,962         2,776,163          3,026,970
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      10,652,439  $     10,389,318  $      2,639,079  $       2,776,163
                                     =================  ================  ================  =================

                                         DWS II GOVERNMENT & AGENCY
                                                 SECURITIES                   DWS II SMALL MID CAP VALUE
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013              2012               2013              2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         31,870  $          88,124  $       (91,502)  $        (94,431)
   Net realized gains (losses).....           101,593            179,420           132,685          (279,013)
   Change in unrealized gains
     (losses) on investments.......         (352,166)          (238,163)         2,218,962          1,251,534
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (218,703)             29,381         2,260,145            878,090
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --            147,683             6,709             14,509
   Net transfers (including fixed
     account)......................             5,094          (616,320)         (273,479)          (294,594)
   Contract charges................           (1,060)            (1,373)           (1,883)            (2,159)
   Transfers for contract benefits
     and terminations..............       (1,482,782)          (932,099)       (1,721,998)        (1,031,963)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (1,478,748)        (1,402,109)       (1,990,651)        (1,314,207)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (1,697,451)        (1,372,728)           269,494          (436,117)
NET ASSETS:
   Beginning of year...............         5,114,710          6,487,438         7,824,888          8,261,005
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      3,417,259  $       5,114,710  $      8,094,382  $       7,824,888
                                     ================  =================  ================  =================


                                           FIDELITY VIP CONTRAFUND
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2013              2012
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $    (1,491,143)  $       (890,038)
   Net realized gains (losses).....         6,283,965          (217,305)
   Change in unrealized gains
     (losses) on investments.......        56,291,772         32,418,560
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        61,084,594         31,311,217
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         5,970,944          6,078,861
   Net transfers (including fixed
     account)......................       (3,006,539)        (8,160,108)
   Contract charges................          (86,875)           (94,569)
   Transfers for contract benefits
     and terminations..............      (32,802,301)       (28,683,433)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (29,924,771)       (30,859,249)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        31,159,823            451,968
NET ASSETS:
   Beginning of year...............       224,167,053        223,715,085
                                     ----------------  -----------------
   End of year.....................  $    255,326,876  $     224,167,053
                                     ================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                         FIDELITY VIP DYNAMIC CAPITAL
                                                 APPRECIATION                   FIDELITY VIP EQUITY-INCOME
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2013               2012               2013              2012
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (29,651)  $       (21,067)  $       2,990,707  $       3,993,514
   Net realized gains (losses)......            344,239           117,242         18,571,307         13,182,136
   Change in unrealized gains
     (losses) on investments........            378,710           296,790         35,924,876         15,416,329
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            693,298           392,965         57,486,890         32,591,979
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             33,034            37,029          6,098,643          6,860,943
   Net transfers (including fixed
     account).......................             49,455             2,822        (4,270,403)        (6,524,100)
   Contract charges.................              (325)             (383)          (167,400)          (177,494)
   Transfers for contract benefits
     and terminations...............          (459,633)         (371,492)       (22,246,728)       (22,344,583)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (377,469)         (332,024)       (20,585,888)       (22,185,234)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            315,829            60,941         36,901,002         10,406,745
NET ASSETS:
   Beginning of year................          2,129,562         2,068,621        224,230,879        213,824,134
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $       2,445,391  $      2,129,562  $     261,131,881  $     224,230,879
                                      =================  ================  =================  =================


                                           FIDELITY VIP HIGH INCOME                FIDELITY VIP MID CAP
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2013               2012               2013              2012
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       1,098,961  $      1,147,111  $     (3,267,439)  $     (2,917,416)
   Net realized gains (losses)......          (156,051)         (319,382)         44,925,295         26,258,921
   Change in unrealized gains
     (losses) on investments........            209,161         2,353,424         42,081,895          9,907,900
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          1,152,071         3,181,153         83,739,751         33,249,405
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            340,290           407,151          9,494,104         10,365,662
   Net transfers (including fixed
     account).......................          (676,878)         (187,370)        (7,457,674)       (10,756,521)
   Contract charges.................           (18,006)          (21,468)           (98,588)          (106,107)
   Transfers for contract benefits
     and terminations...............        (2,621,339)       (3,110,690)       (35,774,275)       (37,874,468)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (2,975,933)       (2,912,377)       (33,836,433)       (38,371,434)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,823,862)           268,776         49,903,318        (5,122,029)
NET ASSETS:
   Beginning of year................         26,193,581        25,924,805        262,317,915        267,439,944
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $      24,369,719  $     26,193,581  $     312,221,233  $     262,317,915
                                      =================  ================  =================  =================

                                            FTVIPT FRANKLIN INCOME               FTVIPT FRANKLIN RISING
                                                  SECURITIES                      DIVIDENDS SECURITIES
                                                  SUBACCOUNT                           SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2013               2012               2013              2012
                                      ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $      1,779,806  $       1,807,410  $        (77,919)  $        (65,554)
   Net realized gains (losses)......           737,033            251,057          1,799,359            818,497
   Change in unrealized gains
     (losses) on investments........         1,769,151          1,840,344          3,422,567          1,229,328
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         4,285,990          3,898,811          5,144,007          1,982,271
                                      ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           257,722             73,349            269,464             35,945
   Net transfers (including fixed
     account).......................           796,177          3,927,427          2,390,768          (264,262)
   Contract charges.................           (6,625)            (7,367)            (7,124)            (7,675)
   Transfers for contract benefits
     and terminations...............       (7,070,723)        (7,742,097)        (3,915,791)        (3,653,849)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (6,023,449)        (3,748,688)        (1,262,683)        (3,889,841)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (1,737,459)            150,123          3,881,324        (1,907,570)
NET ASSETS:
   Beginning of year................        38,617,121         38,466,998         20,237,493         22,145,063
                                      ----------------  -----------------  -----------------  -----------------
   End of year......................  $     36,879,662  $      38,617,121  $      24,118,817  $      20,237,493
                                      ================  =================  =================  =================

                                         FTVIPT FRANKLIN SMALL-MID CAP
                                               GROWTH SECURITIES
                                                  SUBACCOUNT
                                      -----------------------------------
                                            2013               2012
                                      ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $      (603,874)  $       (620,750)
   Net realized gains (losses)......         3,912,203          3,396,351
   Change in unrealized gains
     (losses) on investments........         7,106,109            276,252
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        10,414,438          3,051,853
                                      ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           306,814            333,633
   Net transfers (including fixed
     account).......................         (699,848)          (966,502)
   Contract charges.................          (11,579)           (12,963)
   Transfers for contract benefits
     and terminations...............       (5,438,244)        (5,167,132)
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (5,842,857)        (5,812,964)
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets...............         4,571,581        (2,761,111)
NET ASSETS:
   Beginning of year................        32,196,686         34,957,797
                                      ----------------  -----------------
   End of year......................  $     36,768,267  $      32,196,686
                                      ================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                FTVIPT TEMPLETON DEVELOPING
                                        FTVIPT MUTUAL SHARES SECURITIES             MARKETS SECURITIES
                                                  SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2013               2012               2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         103,024  $          92,497  $         192,811  $          52,090
   Net realized gains (losses)......          1,127,184          (112,713)          (128,961)          (289,789)
   Change in unrealized gains
     (losses) on investments........          4,865,272          3,644,908          (644,865)          3,136,219
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          6,095,480          3,624,692          (581,015)          2,898,520
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             84,976             71,335          1,390,826          1,469,993
   Net transfers (including fixed
     account).......................          (928,376)        (1,093,683)        (1,211,921)        (1,429,738)
   Contract charges.................            (9,934)           (12,225)           (12,137)           (14,972)
   Transfers for contract benefits
     and terminations...............        (6,472,234)        (9,188,675)        (2,809,192)        (2,169,694)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (7,325,568)       (10,223,248)        (2,642,424)        (2,144,411)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,230,088)        (6,598,556)        (3,223,439)            754,109
NET ASSETS:
   Beginning of year................         26,504,729         33,103,285         26,436,064         25,681,955
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      25,274,641  $      26,504,729  $      23,212,625  $      26,436,064
                                      =================  =================  =================  =================

                                           FTVIPT TEMPLETON FOREIGN
                                                  SECURITIES                   INVESCO V.I. AMERICAN FRANCHISE
                                                  SUBACCOUNT                             SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2013               2012                2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         556,009  $       1,139,713  $       (166,279)  $       (208,599)
   Net realized gains (losses)......          2,544,926          (944,229)            853,501            517,385
   Change in unrealized gains
     (losses) on investments........         14,774,044         13,948,363          2,855,688            971,254
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         17,874,979         14,143,847          3,542,910          1,280,040
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,577,814          1,440,354              2,384              3,146
   Net transfers (including fixed
     account).......................        (4,574,417)        (3,163,312)          (368,300)          (475,619)
   Contract charges.................           (21,328)           (24,492)            (2,550)            (3,377)
   Transfers for contract benefits
     and terminations...............       (13,959,584)       (12,879,146)        (1,740,069)        (1,669,817)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (16,977,515)       (14,626,596)        (2,108,535)        (2,145,667)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            897,464          (482,749)          1,434,375          (865,627)
NET ASSETS:
   Beginning of year................         95,361,211         95,843,960         10,492,961         11,358,588
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      96,258,675  $      95,361,211  $      11,927,336  $      10,492,961
                                      =================  =================  =================  =================


                                              INVESCO V.I. COMSTOCK           INVESCO V.I. DIVERSIFIED DIVIDEND
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2013               2012               2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         (7,037)  $             858  $         (3,302)  $         (5,721)
   Net realized gains (losses)......            423,952            (7,149)            111,528             46,105
   Change in unrealized gains
     (losses) on investments........          1,972,850          1,305,188            264,409            175,602
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,389,765          1,298,897            372,635            215,986
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                361                 --              1,194
   Net transfers (including fixed
     account).......................          (448,194)          (246,949)             20,008           (51,056)
   Contract charges.................            (1,385)            (1,700)              (134)              (156)
   Transfers for contract benefits
     and terminations...............        (1,485,504)        (1,266,249)          (288,448)          (313,733)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,935,083)        (1,514,537)          (268,574)          (363,751)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            454,682          (215,640)            104,061          (147,765)
NET ASSETS:
   Beginning of year................          7,826,903          8,042,543          1,404,646          1,552,411
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       8,281,585  $       7,826,903  $       1,508,707  $       1,404,646
                                      =================  =================  =================  =================


                                         INVESCO V.I. EQUITY AND INCOME
                                                   SUBACCOUNT
                                      ------------------------------------
                                             2013               2012
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       (156,130)  $          16,354
   Net realized gains (losses)......          5,245,140          4,276,625
   Change in unrealized gains
     (losses) on investments........         11,533,297          5,503,768
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         16,622,307          9,796,747
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            201,462            213,015
   Net transfers (including fixed
     account).......................        (1,010,257)        (2,416,792)
   Contract charges.................           (27,704)           (33,275)
   Transfers for contract benefits
     and terminations...............       (18,810,104)       (30,869,610)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (19,646,603)       (33,106,662)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,024,296)       (23,309,915)
NET ASSETS:
   Beginning of year................         80,615,587        103,925,502
                                      -----------------  -----------------
   End of year......................  $      77,591,291  $      80,615,587
                                      =================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                       INVESCO V.I. GOVERNMENT SECURITIES      INVESCO V.I. GROWTH AND INCOME
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  -------------------------------------
                                             2013               2012               2013               2012
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         210,768  $         209,049  $        (358,407)  $       (368,946)
   Net realized gains (losses)......            124,407            314,611           6,724,394          3,072,038
   Change in unrealized gains
     (losses) on investments........        (1,015,023)          (426,184)          17,435,882          8,408,985
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (679,848)             97,476          23,801,869         11,112,077
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              9,511              8,100             238,369            266,480
   Net transfers (including fixed
     account).......................          (754,815)          (166,931)         (2,637,231)        (1,811,856)
   Contract charges.................            (2,421)            (3,205)            (33,579)           (39,879)
   Transfers for contract benefits
     and terminations...............        (2,968,234)        (3,955,771)        (17,704,912)       (21,113,886)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (3,715,959)        (4,117,807)        (20,137,353)       (22,699,141)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............        (4,395,807)        (4,020,331)           3,664,516       (11,587,064)
NET ASSETS:
   Beginning of year................         16,856,929         20,877,260          83,706,619         95,293,683
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $      12,461,122  $      16,856,929  $       87,371,135  $      83,706,619
                                      =================  =================  ==================  =================

                                           INVESCO V.I. S&P 500 INDEX              INVESCO V.I. UTILITIES
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  -------------------------------------
                                            2013                2012               2013               2012
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (10,977)  $        (14,738)  $           21,835  $          26,983
   Net realized gains (losses)......            230,896            140,465              66,653             80,133
   Change in unrealized gains
     (losses) on investments........            459,450            263,167              68,927           (73,979)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            679,369            388,894             157,415             33,137
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --               1,899              1,896
   Net transfers (including fixed
     account).......................             59,862          (133,975)             361,976            (5,416)
   Contract charges.................              (483)              (551)               (669)              (747)
   Transfers for contract benefits
     and terminations...............          (752,832)          (609,963)           (567,044)          (429,489)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (693,453)          (744,489)           (203,838)          (433,756)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............           (14,084)          (355,595)            (46,423)          (400,619)
NET ASSETS:
   Beginning of year................          2,789,479          3,145,074           1,966,140          2,366,759
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $       2,775,395  $       2,789,479  $        1,919,717  $       1,966,140
                                      =================  =================  ==================  =================

                                             JANUS ASPEN ENTERPRISE              JANUS ASPEN GLOBAL RESEARCH
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  -------------------------------------
                                            2013                2012               2013               2012
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       (161,273)  $       (212,620)  $            5,879  $           2,142
   Net realized gains (losses)......          1,516,095            846,540              15,224              (167)
   Change in unrealized gains
     (losses) on investments........          2,316,874          1,321,397             228,557            146,904
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          3,671,696          1,955,317             249,660            148,879
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            236,556            267,589              61,894             64,175
   Net transfers (including fixed
     account).......................          (804,603)            108,869            (20,896)           (48,601)
   Contract charges.................            (2,405)            (3,043)                (13)               (12)
   Transfers for contract benefits
     and terminations...............        (2,407,286)        (2,317,257)            (60,078)           (40,800)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (2,977,738)        (1,943,842)            (19,093)           (25,238)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............            693,958             11,475             230,567            123,641
NET ASSETS:
   Beginning of year................         13,564,824         13,553,349             920,807            797,166
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $      14,258,782  $      13,564,824  $        1,151,374  $         920,807
                                      =================  =================  ==================  =================

                                              JANUS ASPEN OVERSEAS
                                                   SUBACCOUNT
                                      ------------------------------------
                                            2013                2012
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         920,235  $       (382,361)
   Net realized gains (losses)......        (1,006,092)          4,705,470
   Change in unrealized gains
     (losses) on investments........          6,383,285          1,651,324
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          6,297,428          5,974,433
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          2,455,370          2,968,757
   Net transfers (including fixed
     account).......................        (4,937,327)        (3,474,120)
   Contract charges.................           (29,579)           (34,603)
   Transfers for contract benefits
     and terminations...............        (5,308,342)        (4,488,415)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (7,819,878)        (5,028,381)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,522,450)            946,052
NET ASSETS:
   Beginning of year................         54,579,707         53,633,655
                                      -----------------  -----------------
   End of year......................  $      53,057,257  $      54,579,707
                                      =================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                             AGGRESSIVE GROWTH                     ALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (5,467,901)  $    (4,814,580)  $      (723,981)  $         87,097
   Net realized gains (losses)....        59,838,803        44,085,430        36,138,044           297,028
   Change in unrealized gains
     (losses) on investments......        98,193,520        23,116,839        53,397,553        43,071,355
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       152,564,422        62,387,689        88,811,616        43,455,480
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,970,258         3,566,611         2,556,420         3,007,764
   Net transfers (including fixed
     account).....................      (11,474,702)      (15,777,633)       (9,217,379)      (10,124,391)
   Contract charges...............         (222,588)         (247,106)         (147,525)         (171,837)
   Transfers for contract benefits
     and terminations.............      (66,747,401)      (76,445,520)      (60,161,270)      (69,240,823)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (75,474,433)      (88,903,648)      (66,969,754)      (76,529,287)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        77,089,989      (26,515,959)        21,841,862      (33,073,807)
NET ASSETS:
   Beginning of year..............       366,326,724       392,842,683       321,709,882       354,783,689
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    443,416,713  $    366,326,724  $    343,551,744  $    321,709,882
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                               APPRECIATION                        EQUITY INCOME
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,384,787)  $      (338,582)  $      (411,549)  $      1,153,234
   Net realized gains (losses)....        29,181,465        11,541,475         2,751,112       (2,380,705)
   Change in unrealized gains
     (losses) on investments......        51,555,173        34,435,202        24,482,520        16,441,244
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        79,351,851        45,638,095        26,822,083        15,213,773
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,556,026         1,791,990           432,042           339,783
   Net transfers (including fixed
     account).....................       (4,330,210)       (8,210,376)         1,591,908             6,397
   Contract charges...............         (186,108)         (216,634)          (44,623)          (52,471)
   Transfers for contract benefits
     and terminations.............      (61,163,550)      (71,941,731)      (26,800,917)      (27,333,135)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (64,123,842)      (78,576,751)      (24,821,590)      (27,039,426)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        15,228,009      (32,938,656)         2,000,493      (11,825,653)
NET ASSETS:
   Beginning of year..............       312,282,413       345,221,069       123,812,547       135,638,200
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    327,510,422  $    312,282,413  $    125,813,040  $    123,812,547
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP GROWTH                     LARGE CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,163,135)  $      (995,851)  $        189,301  $      1,016,861
   Net realized gains (losses)....        18,285,670        10,988,853        11,005,877         (307,541)
   Change in unrealized gains
     (losses) on investments......        14,336,026         7,312,286        25,777,927        18,178,454
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        31,458,561        17,305,288        36,973,105        18,887,774
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           528,912           727,124           797,314           759,512
   Net transfers (including fixed
     account).....................       (4,867,017)       (3,735,251)       (2,537,354)       (2,998,025)
   Contract charges...............          (33,068)          (39,057)          (63,883)          (73,396)
   Transfers for contract benefits
     and terminations.............      (16,851,432)      (16,061,095)      (22,545,401)      (19,375,272)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (21,222,605)      (19,108,279)      (24,349,324)      (21,687,181)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        10,235,956       (1,802,991)        12,623,781       (2,799,407)
NET ASSETS:
   Beginning of year..............        98,033,854        99,836,845       131,281,736       134,081,143
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    108,269,810  $     98,033,854  $    143,905,517  $    131,281,736
                                    ================  ================  ================  ================

                                       LMPVET CLEARBRIDGE VARIABLE
                                              MID CAP CORE
                                               SUBACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (660,165)  $      (377,630)
   Net realized gains (losses)....         5,488,291         2,098,149
   Change in unrealized gains
     (losses) on investments......         7,556,899         4,560,303
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,385,025         6,280,822
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            14,930           109,113
   Net transfers (including fixed
     account).....................       (1,142,422)       (1,098,264)
   Contract charges...............          (14,866)          (17,321)
   Transfers for contract benefits
     and terminations.............       (7,163,372)       (8,867,245)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (8,305,730)       (9,873,717)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         4,079,295       (3,592,895)
NET ASSETS:
   Beginning of year..............        38,808,174        42,401,069
                                    ----------------  ----------------
   End of year....................  $     42,887,469  $     38,808,174
                                    ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                          LMPVET CLEARBRIDGE VARIABLE           LMPVET INVESTMENT COUNSEL
                                               SMALL CAP GROWTH                 VARIABLE SOCIAL AWARENESS
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2013                2012              2013              2012
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $     (1,031,135)  $       (788,395)  $      (199,238)  $          50,226
   Net realized gains (losses).....          9,493,628          5,971,824         1,047,569            671,030
   Change in unrealized gains
     (losses) on investments.......         15,673,658          4,719,516         6,003,454          3,239,630
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         24,136,151          9,902,945         6,851,785          3,960,886
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            646,305            592,445           761,304            848,103
   Net transfers (including fixed
     account)......................          1,447,636        (1,810,170)         (327,563)        (1,059,503)
   Contract charges................           (21,159)           (21,924)          (33,864)           (38,575)
   Transfers for contract benefits
     and terminations..............        (8,700,737)       (11,517,060)       (5,004,769)        (5,534,979)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (6,627,955)       (12,756,709)       (4,604,892)        (5,784,954)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         17,508,196        (2,853,764)         2,246,893        (1,824,068)
NET ASSETS:
   Beginning of year...............         56,626,804         59,480,568        41,969,589         43,793,657
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      74,135,000  $      56,626,804  $     44,216,482  $      41,969,589
                                     =================  =================  ================  =================

                                          LMPVET VARIABLE LIFESTYLE           LMPVET VARIABLE LIFESTYLE
                                               ALLOCATION 50%                      ALLOCATION 70%
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012               2013              2012
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $        333,145  $        794,452  $          36,496  $        375,508
   Net realized gains (losses).....         2,142,077         1,189,253          1,038,914            39,219
   Change in unrealized gains
     (losses) on investments.......         6,414,130         6,234,000          6,489,221         4,822,006
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         8,889,352         8,217,705          7,564,631         5,236,733
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           168,948           171,607            125,427           120,645
   Net transfers (including fixed
     account)......................           785,577           466,107          (619,699)         (273,998)
   Contract charges................          (46,080)          (44,091)           (36,217)          (41,133)
   Transfers for contract benefits
     and terminations..............      (12,794,643)      (15,336,669)        (6,427,477)       (7,899,829)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (11,886,198)      (14,743,046)        (6,957,966)       (8,094,315)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (2,996,846)       (6,525,341)            606,665       (2,857,582)
NET ASSETS:
   Beginning of year...............        70,946,364        77,471,705         40,633,478        43,491,060
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $     67,949,518  $     70,946,364  $      41,240,143  $     40,633,478
                                     ================  ================  =================  ================

                                          LMPVET VARIABLE LIFESTYLE          LMPVIT WESTERN ASSET VARIABLE
                                               ALLOCATION 85%                   GLOBAL HIGH YIELD BOND
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2013              2012               2013              2012
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         50,510  $          71,869  $        370,088  $        571,247
   Net realized gains (losses).....           642,074          (119,023)            85,940          (40,295)
   Change in unrealized gains
     (losses) on investments.......         5,044,254          3,658,299          (18,528)         1,171,574
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         5,736,838          3,611,145           437,500         1,702,526
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            60,613             97,174            34,058             7,382
   Net transfers (including fixed
     account)......................         (132,861)          (760,712)             7,198         (339,514)
   Contract charges................          (27,920)           (31,702)           (1,180)           (1,739)
   Transfers for contract benefits
     and terminations..............       (4,162,971)        (5,203,494)       (1,980,939)       (1,945,028)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (4,263,139)        (5,898,734)       (1,940,863)       (2,278,899)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         1,473,699        (2,287,589)       (1,503,363)         (576,373)
NET ASSETS:
   Beginning of year...............        25,137,447         27,425,036        10,968,395        11,544,768
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     26,611,146  $      25,137,447  $      9,465,032  $     10,968,395
                                     ================  =================  ================  ================

                                        LMPVIT WESTERN ASSET VARIABLE
                                                 HIGH INCOME
                                                 SUBACCOUNT
                                     -----------------------------------
                                            2013              2012
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       5,232,450  $      6,915,426
   Net realized gains (losses).....        (1,300,022)       (2,933,206)
   Change in unrealized gains
     (losses) on investments.......          3,447,105        12,556,579
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,379,533        16,538,799
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            297,766           126,420
   Net transfers (including fixed
     account)......................           (56,969)       (1,651,746)
   Contract charges................           (29,994)          (37,222)
   Transfers for contract benefits
     and terminations..............       (19,568,606)      (22,011,987)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (19,357,803)      (23,574,535)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (11,978,270)       (7,035,736)
NET ASSETS:
   Beginning of year...............        106,932,282       113,968,018
                                     -----------------  ----------------
   End of year.....................  $      94,954,012  $    106,932,282
                                     =================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                      MIST AMERICAN FUNDS BALANCED         MIST AMERICAN FUNDS GROWTH
                                               ALLOCATION                          ALLOCATION
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         19,743  $         22,182  $          7,947  $          9,809
   Net realized gains (losses)....           209,460            48,473           198,329            28,530
   Change in unrealized gains
     (losses) on investments......           258,246           188,559           427,722           198,921
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           487,449           259,214           633,998           237,260
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           778,188           561,361           639,408           574,068
   Net transfers (including fixed
     account).....................           424,697          (28,923)           472,495          (68,125)
   Contract charges...............              (52)              (51)              (58)              (56)
   Transfers for contract benefits
     and terminations.............         (250,786)         (173,711)         (224,704)         (159,244)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           952,047           358,676           887,141           346,643
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,439,496           617,890         1,521,139           583,903
NET ASSETS:
   Beginning of year..............         2,431,852         1,813,962         2,020,923         1,437,020
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      3,871,348  $      2,431,852  $      3,542,062  $      2,020,923
                                    ================  ================  ================  ================

                                      MIST AMERICAN FUNDS MODERATE
                                               ALLOCATION                    MIST BLACKROCK HIGH YIELD
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         21,675  $         18,164  $      6,865,780  $      7,611,283
   Net realized gains (losses)....           162,188            27,405         5,365,353         3,342,309
   Change in unrealized gains
     (losses) on investments......           105,616           108,490       (2,490,150)         7,720,031
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           289,479           154,059         9,740,983        18,673,623
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           442,522           424,405         1,837,669         1,945,799
   Net transfers (including fixed
     account).....................           358,383           218,100       (1,510,013)         1,500,903
   Contract charges...............             (227)             (183)          (46,039)          (53,044)
   Transfers for contract benefits
     and terminations.............         (405,416)         (112,163)      (19,432,058)      (21,972,385)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           395,262           530,159      (19,150,441)      (18,578,727)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           684,741           684,218       (9,409,458)            94,896
NET ASSETS:
   Beginning of year..............         2,034,082         1,349,864       132,794,550       132,699,654
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,718,823  $      2,034,082  $    123,385,092  $    132,794,550
                                    ================  ================  ================  ================


                                       MIST BLACKROCK LARGE CAP CORE      MIST CLARION GLOBAL REAL ESTATE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (130,436)  $      (223,173)  $      4,224,262  $        532,206
   Net realized gains (losses)....           803,734         (871,444)       (1,846,045)       (3,134,837)
   Change in unrealized gains
     (losses) on investments......        12,259,377         6,281,384         (625,710)        18,607,737
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,932,675         5,186,767         1,752,507        16,005,106
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           276,426           315,431         1,743,786         1,841,167
   Net transfers (including fixed
     account).....................           419,030         (886,017)           273,938       (1,277,816)
   Contract charges...............          (31,920)          (35,808)          (24,835)          (29,775)
   Transfers for contract benefits
     and terminations.............       (6,273,031)       (7,872,380)      (10,682,405)      (10,374,122)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (5,609,495)       (8,478,774)       (8,689,516)       (9,840,546)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,323,180       (3,292,007)       (6,937,009)         6,164,560
NET ASSETS:
   Beginning of year..............        42,749,505        46,041,512        76,052,564        69,888,004
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     50,072,685  $     42,749,505  $     69,115,555  $     76,052,564
                                    ================  ================  ================  ================

                                        MIST CLEARBRIDGE AGGRESSIVE
                                                  GROWTH
                                                SUBACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (74,618)  $       (54,095)
   Net realized gains (losses)....           318,260            72,205
   Change in unrealized gains
     (losses) on investments......         1,389,657           470,746
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,633,299           488,856
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           142,560           216,872
   Net transfers (including fixed
     account).....................         1,976,535         (333,489)
   Contract charges...............             (409)             (346)
   Transfers for contract benefits
     and terminations.............         (882,892)         (293,220)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         1,235,794         (410,183)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,869,093            78,673
NET ASSETS:
   Beginning of year..............         3,075,258         2,996,585
                                    ----------------  ----------------
   End of year....................  $      5,944,351  $      3,075,258
                                    ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                       MIST CLEARBRIDGE AGGRESSIVE             MIST HARRIS OAKMARK
                                                GROWTH II                         INTERNATIONAL
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (2,547,367)  $    (4,180,016)  $        857,636  $        142,371
   Net realized gains (losses)....        10,347,547         1,098,638         2,841,710       (1,522,520)
   Change in unrealized gains
     (losses) on investments......       122,087,103        98,730,778        15,797,358        17,503,483
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       129,887,283        95,649,400        19,496,704        16,123,334
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,992,590        12,610,741         1,245,509         1,051,982
   Net transfers (including fixed
     account).....................      (16,329,624)      (14,947,078)         4,727,338       (1,000,166)
   Contract charges...............         (365,254)         (399,210)          (17,408)          (17,447)
   Transfers for contract benefits
     and terminations.............      (52,270,785)      (49,205,210)      (12,494,482)       (8,915,818)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (56,973,073)      (51,940,757)       (6,539,043)       (8,881,449)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        72,914,210        43,708,643        12,957,661         7,241,885
NET ASSETS:
   Beginning of year..............       503,756,143       460,047,500        70,442,950        63,201,065
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    576,670,353  $    503,756,143  $     83,400,611  $     70,442,950
                                    ================  ================  ================  ================


                                          MIST INVESCO COMSTOCK             MIST INVESCO MID CAP VALUE
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (873,696)  $      (470,886)  $      (653,759)  $      (828,299)
   Net realized gains (losses)....        19,321,109        16,812,925         1,338,194       (1,449,083)
   Change in unrealized gains
     (losses) on investments......        26,261,120         8,982,368        14,230,313         7,840,704
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        44,708,533        25,324,407        14,914,748         5,563,322
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           993,565           950,933           295,652           273,799
   Net transfers (including fixed
     account).....................       (5,625,364)       (6,505,517)       (1,353,139)        13,349,622
   Contract charges...............          (62,529)          (72,812)          (10,141)          (12,072)
   Transfers for contract benefits
     and terminations.............      (31,017,357)      (37,963,052)       (9,461,977)       (7,617,589)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (35,711,685)      (43,590,448)      (10,529,605)         5,993,760
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,996,848      (18,266,041)         4,385,143        11,557,082
NET ASSETS:
   Beginning of year..............       150,180,851       168,446,892        57,094,364        45,537,282
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    159,177,699  $    150,180,851  $     61,479,507  $     57,094,364
                                    ================  ================  ================  ================


                                       MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (183,094)  $      (219,568)  $      (117,473)  $       (92,716)
   Net realized gains (losses)....         1,654,287         1,366,907           864,407           303,468
   Change in unrealized gains
     (losses) on investments......         2,800,712           768,284         2,738,943         1,354,946
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,271,905         1,915,623         3,485,877         1,565,698
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           223,226           192,144           274,037           423,618
   Net transfers (including fixed
     account).....................           721,588         (678,893)         (131,385)         (340,717)
   Contract charges...............           (3,154)           (3,133)           (3,396)           (3,488)
   Transfers for contract benefits
     and terminations.............       (1,605,531)       (2,462,177)       (1,608,645)       (1,702,034)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (663,871)       (2,952,059)       (1,469,389)       (1,622,621)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         3,608,034       (1,036,436)         2,016,488          (56,923)
NET ASSETS:
   Beginning of year..............        11,541,386        12,577,822        11,901,829        11,958,752
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     15,149,420  $     11,541,386  $     13,918,317  $     11,901,829
                                    ================  ================  ================  ================

                                         MIST LOOMIS SAYLES GLOBAL
                                                  MARKETS
                                                SUBACCOUNT
                                    -----------------------------------
                                          2013               2012
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,138,480  $       2,032,676
   Net realized gains (losses)....         4,174,369          2,483,209
   Change in unrealized gains
     (losses) on investments......        16,907,180         18,401,482
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        23,220,029         22,917,367
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,266,257          3,393,868
   Net transfers (including fixed
     account).....................       (4,642,898)        (5,232,576)
   Contract charges...............          (98,928)          (109,706)
   Transfers for contract benefits
     and terminations.............      (16,403,169)       (16,179,822)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (17,878,738)       (18,128,236)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............         5,341,291          4,789,131
NET ASSETS:
   Beginning of year..............       155,638,699        150,849,568
                                    ----------------  -----------------
   End of year....................  $    160,979,990  $     155,638,699
                                    ================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                          MIST LORD ABBETT BOND               MIST MET/EATON VANCE
                                                DEBENTURE                         FLOATING RATE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,673,205  $      3,356,304  $         93,550  $          3,907
   Net realized gains (losses)....         1,233,068         1,403,323            17,844            11,499
   Change in unrealized gains
     (losses) on investments......         (828,173)         1,326,661          (45,103)            69,646
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,078,100         6,086,288            66,291            85,052
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           346,794           375,961            83,011            31,408
   Net transfers (including fixed
     account).....................         (852,846)       (1,732,389)         3,375,711         1,427,064
   Contract charges...............          (12,515)          (15,373)             (152)             (170)
   Transfers for contract benefits
     and terminations.............       (8,981,804)      (10,567,168)         (951,263)         (305,479)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,500,371)      (11,938,969)         2,507,307         1,152,823
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,422,271)       (5,852,681)         2,573,598         1,237,875
NET ASSETS:
   Beginning of year..............        52,064,863        57,917,544         2,477,277         1,239,402
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     45,642,592  $     52,064,863  $      5,050,875  $      2,477,277
                                    ================  ================  ================  ================


                                     MIST METLIFE AGGRESSIVE STRATEGY     MIST METLIFE BALANCED STRATEGY
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (291,949)  $      (324,721)  $          6,130  $         36,506
   Net realized gains (losses)....           839,855         (307,784)         1,290,827           772,633
   Change in unrealized gains
     (losses) on investments......        14,374,112         8,071,655         2,302,680         1,614,962
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,922,018         7,439,150         3,599,637         2,424,101
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,657,946         2,856,173           146,971            64,103
   Net transfers (including fixed
     account).....................            67,670       (1,523,425)           700,192         (110,062)
   Contract charges...............          (59,097)          (61,060)           (4,707)           (5,307)
   Transfers for contract benefits
     and terminations.............       (5,336,373)       (3,722,535)       (3,058,311)       (2,334,802)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,669,854)       (2,450,847)       (2,215,855)       (2,386,068)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        12,252,164         4,988,303         1,383,782            38,033
NET ASSETS:
   Beginning of year..............        54,584,808        49,596,505        21,873,632        21,835,599
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     66,836,972  $     54,584,808  $     23,257,414  $     21,873,632
                                    ================  ================  ================  ================


                                        MIST METLIFE GROWTH STRATEGY       MIST METLIFE MODERATE STRATEGY
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2013              2012               2013              2012
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (80,332)  $        (66,568)  $         53,624  $         87,748
   Net realized gains (losses)....          2,118,568            800,368           709,207           445,713
   Change in unrealized gains
     (losses) on investments......          2,048,198          1,709,951           812,818           858,237
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          4,086,434          2,443,751         1,575,649         1,391,698
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              4,443             28,000             3,180            51,150
   Net transfers (including fixed
     account).....................          (714,412)          (562,907)           251,192         (187,325)
   Contract charges...............            (4,321)            (5,356)           (3,926)           (4,299)
   Transfers for contract benefits
     and terminations.............        (3,917,825)        (1,471,796)       (2,172,710)       (1,163,974)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        (4,632,115)        (2,012,059)       (1,922,264)       (1,304,448)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (545,681)            431,692         (346,615)            87,250
NET ASSETS:
   Beginning of year..............         19,264,875         18,833,183        14,233,564        14,146,314
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $      18,719,194  $      19,264,875  $     13,886,949  $     14,233,564
                                    =================  =================  ================  ================

                                        MIST MFS EMERGING MARKETS
                                                 EQUITY
                                               SUBACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (403,905)  $      (727,859)
   Net realized gains (losses)....           589,139            67,203
   Change in unrealized gains
     (losses) on investments......       (4,852,078)        12,358,695
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,666,844)        11,698,039
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           288,367           308,800
   Net transfers (including fixed
     account).....................           120,674       (2,197,101)
   Contract charges...............          (10,359)          (14,187)
   Transfers for contract benefits
     and terminations.............      (10,203,377)      (11,300,655)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,804,695)      (13,203,143)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,471,539)       (1,505,104)
NET ASSETS:
   Beginning of year..............        72,730,901        74,236,005
                                    ----------------  ----------------
   End of year....................  $     58,259,362  $     72,730,901
                                    ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                            MIST MORGAN STANLEY MID CAP
                                     MIST MFS RESEARCH INTERNATIONAL                  GROWTH
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,011,603  $        377,389  $      (137,845)  $      (233,311)
   Net realized gains (losses)....         (663,165)       (4,460,099)           808,283           408,285
   Change in unrealized gains
     (losses) on investments......        14,671,944        17,574,640         3,425,665           742,007
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        15,020,382        13,491,930         4,096,103           916,981
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           869,585         1,077,006           200,040            59,160
   Net transfers (including fixed
     account).....................       (2,058,523)       (3,454,724)         (277,302)           170,802
   Contract charges...............          (44,184)          (51,859)           (1,778)           (2,115)
   Transfers for contract benefits
     and terminations.............      (15,278,299)      (15,776,853)       (1,844,731)       (1,978,573)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (16,511,421)      (18,206,430)       (1,923,771)       (1,750,726)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,491,039)       (4,714,500)         2,172,332         (833,745)
NET ASSETS:
   Beginning of year..............        94,306,211        99,020,711        12,071,251        12,904,996
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     92,815,172  $     94,306,211  $     14,243,583  $     12,071,251
                                    ================  ================  ================  ================

                                                                         MIST PIMCO INFLATION PROTECTED
                                      MIST OPPENHEIMER GLOBAL EQUITY                  BOND
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,741,345  $        452,000  $        868,664  $      1,829,534
   Net realized gains (losses)....         8,061,157         (972,244)         4,185,450         8,795,864
   Change in unrealized gains
     (losses) on investments......        72,325,448        56,108,439      (15,986,354)       (2,029,603)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        82,127,950        55,588,195      (10,932,240)         8,595,795
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,397,218         7,516,782         2,015,048         2,689,139
   Net transfers (including fixed
     account).....................        31,931,652      (11,480,407)      (16,432,561)         9,298,774
   Contract charges...............         (162,927)         (161,283)          (21,960)          (29,649)
   Transfers for contract benefits
     and terminations.............      (42,157,196)      (36,397,866)      (15,172,246)      (18,834,647)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,991,253)      (40,522,774)      (29,611,719)       (6,876,383)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        79,136,697        15,065,421      (40,543,959)         1,719,412
NET ASSETS:
   Beginning of year..............       316,647,038       301,581,617       117,364,047       115,644,635
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    395,783,735  $    316,647,038  $     76,820,088  $    117,364,047
                                    ================  ================  ================  ================


                                          MIST PIMCO TOTAL RETURN                MIST PIONEER FUND
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      9,036,880  $      5,709,092  $      1,024,655  $       (50,580)
   Net realized gains (losses)....        12,250,236         7,774,845         2,852,216           982,682
   Change in unrealized gains
     (losses) on investments......      (33,638,868)        14,475,036        12,295,148         4,172,837
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (12,351,752)        27,958,973        16,172,019         5,104,939
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,197,974         6,402,752           518,310           744,386
   Net transfers (including fixed
     account).....................      (18,542,538)        10,751,704       (1,951,734)       (1,505,451)
   Contract charges...............          (74,283)          (89,753)          (25,848)          (29,490)
   Transfers for contract benefits
     and terminations.............      (56,109,482)      (64,344,973)       (8,920,122)       (8,148,327)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (69,528,329)      (47,280,270)      (10,379,394)       (8,938,882)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (81,880,081)      (19,321,297)         5,792,625       (3,833,943)
NET ASSETS:
   Beginning of year..............       377,907,353       397,228,650        56,439,683        60,273,626
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    296,027,272  $    377,907,353  $     62,232,308  $     56,439,683
                                    ================  ================  ================  ================


                                      MIST PIONEER STRATEGIC INCOME
                                               SUBACCOUNT
                                    ---------------------------------
                                          2013              2012
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      6,858,819  $     7,217,786
   Net realized gains (losses)....         6,280,542        6,866,347
   Change in unrealized gains
     (losses) on investments......      (13,611,818)        6,409,275
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (472,457)       20,493,408
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,919,214        1,838,698
   Net transfers (including fixed
     account).....................       (1,771,635)        7,400,345
   Contract charges...............          (48,095)         (58,800)
   Transfers for contract benefits
     and terminations.............      (37,750,587)     (39,879,979)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (37,651,103)     (30,699,736)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (38,123,560)     (10,206,328)
NET ASSETS:
   Beginning of year..............       213,840,794      224,047,122
                                    ----------------  ---------------
   End of year....................  $    175,717,234  $   213,840,794
                                    ================  ===============

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                        MIST PYRAMIS
                                           MANAGED            MIST SSGA GROWTH AND
                                          PORTFOLIO                INCOME ETF                     MIST SSGA GROWTH ETF
                                         SUBACCOUNT                SUBACCOUNT                          SUBACCOUNT
                                      ----------------  ----------------------------------  ---------------------------------
                                          2013 (a)            2013              2012             2013              2012
                                      ----------------  ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $             10  $      1,591,659  $      1,347,109  $     1,316,177  $        993,049
   Net realized gains (losses)......                23         4,722,848         3,698,820        7,365,285         6,305,964
   Change in unrealized gains
     (losses) on investments........               (4)         7,409,087         8,035,731       15,207,254        11,324,188
                                      ----------------  ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..............                29        13,723,594        13,081,660       23,888,716        18,623,201
                                      ----------------  ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               223         3,555,724         3,902,222        5,201,906         5,627,082
   Net transfers (including fixed
     account).......................             1,117       (2,634,069)       (1,715,029)      (3,728,747)       (4,385,270)
   Contract charges.................                --         (144,229)         (155,371)        (175,104)         (188,943)
   Transfers for contract benefits
     and terminations...............                --       (9,581,040)       (8,966,183)     (10,900,508)      (12,418,857)
                                      ----------------  ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.................             1,340       (8,803,614)       (6,934,361)      (9,602,453)      (11,365,988)
                                      ----------------  ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets................             1,369         4,919,980         6,147,299       14,286,263         7,257,213
NET ASSETS:
   Beginning of year................                --       123,361,227       117,213,928      148,804,069       141,546,856
                                      ----------------  ----------------  ----------------  ---------------  ----------------
   End of year......................  $          1,369  $    128,281,207  $    123,361,227  $   163,090,332  $    148,804,069
                                      ================  ================  ================  ===============  ================


                                         MIST T. ROWE PRICE LARGE CAP        MIST T. ROWE PRICE MID CAP
                                                     VALUE                             GROWTH
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2013              2012              2013              2012
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $      (278,413)  $      (408,680)  $       (47,017)  $       (62,018)
   Net realized gains (losses)......         2,616,256       (3,066,751)           431,671           574,317
   Change in unrealized gains
     (losses) on investments........        31,565,291        20,922,598           440,352         (133,949)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        33,903,134        17,447,167           825,006           378,350
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,901,959         1,145,490             1,590             1,122
   Net transfers (including fixed
     account).......................       (3,051,520)       (3,942,231)          (41,837)         (425,485)
   Contract charges.................          (28,233)          (31,573)             (415)             (526)
   Transfers for contract benefits
     and terminations...............      (19,107,183)      (15,727,373)         (951,695)         (632,053)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.................      (20,284,977)      (18,555,687)         (992,357)       (1,056,942)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets................        13,618,157       (1,108,520)         (167,351)         (678,592)
NET ASSETS:
   Beginning of year................       116,086,753       117,195,273         2,812,261         3,490,853
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $    129,704,910  $    116,086,753  $      2,644,910  $      2,812,261
                                      ================  ================  ================  ================



                                       MIST THIRD AVENUE SMALL CAP VALUE     MORGAN STANLEY MULTI CAP GROWTH
                                                  SUBACCOUNT                           SUBACCOUNT
                                      -----------------------------------  ----------------------------------
                                            2013              2012               2013              2012
                                      ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $      (679,616)  $    (1,950,747)   $       (22,877)  $       (24,522)
   Net realized gains (losses)......         2,842,323       (2,049,928)            136,590           104,178
   Change in unrealized gains
     (losses) on investments........        33,150,522        23,044,283            329,155            26,725
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        35,313,229        19,043,608            442,868           106,381
                                      ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,791,180         2,985,194                 --             6,000
   Net transfers (including fixed
     account).......................       (5,549,253)       (5,087,359)           (67,387)           194,504
   Contract charges.................          (59,044)          (63,560)               (89)             (106)
   Transfers for contract benefits
     and terminations...............      (17,786,276)      (17,033,883)          (217,956)         (291,086)
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.................      (20,603,393)      (19,199,608)          (285,432)          (90,688)
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets................        14,709,836         (156,000)            157,436            15,693
NET ASSETS:
   Beginning of year................       124,998,359       125,154,359          1,052,964         1,037,271
                                      ----------------  ----------------   ----------------  ----------------
   End of year......................  $    139,708,195  $    124,998,359   $      1,210,400  $      1,052,964
                                      ================  ================   ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                        MSF BARCLAYS AGGREGATE BOND
                                                   INDEX                    MSF BLACKROCK BOND INCOME
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,128,832  $      2,566,158  $      5,101,503  $      2,632,287
   Net realized gains (losses)....           355,080           946,556         7,173,998         5,461,985
   Change in unrealized gains
     (losses) on investments......       (5,641,109)         (822,155)      (17,284,665)         5,368,211
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,157,197)         2,690,559       (5,009,164)        13,462,483
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,979,916         2,381,531         1,702,649         1,684,578
   Net transfers (including fixed
     account).....................       (4,156,814)       (1,264,013)       (3,772,509)         4,221,930
   Contract charges...............          (55,216)          (70,760)          (62,756)          (77,617)
   Transfers for contract benefits
     and terminations.............       (9,031,615)      (12,450,038)      (34,807,674)      (42,695,199)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (11,263,729)      (11,403,280)      (36,940,290)      (36,866,308)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,420,926)       (8,712,721)      (41,949,454)      (23,403,825)
NET ASSETS:
   Beginning of year..............        95,180,911       103,893,632       227,477,835       250,881,660
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     80,759,985  $     95,180,911  $    185,528,381  $    227,477,835
                                    ================  ================  ================  ================

                                          MSF BLACKROCK CAPITAL
                                              APPRECIATION                   MSF BLACKROCK DIVERSIFIED
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013               2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,130,563)  $    (2,311,466)  $      3,069,593  $      2,534,634
   Net realized gains (losses)....        17,851,710        14,335,793         5,658,892         3,883,777
   Change in unrealized gains
     (losses) on investments......        40,510,171        13,662,533        35,451,352        19,262,933
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        57,231,318        25,686,860        44,179,837        25,681,344
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,625,768         2,998,291         3,914,483         4,358,237
   Net transfers (including fixed
     account).....................       (6,871,007)       (6,945,223)       (3,040,080)       (5,444,581)
   Contract charges...............          (85,175)         (101,035)         (170,950)         (189,007)
   Transfers for contract benefits
     and terminations.............      (30,848,702)      (30,740,805)      (21,259,691)      (24,033,764)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (36,179,116)      (34,788,772)      (20,556,238)      (25,309,115)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        21,052,202       (9,101,912)        23,623,599           372,229
NET ASSETS:
   Beginning of year..............       197,078,248       206,180,160       241,918,758       241,546,529
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    218,130,450  $    197,078,248  $    265,542,357  $    241,918,758
                                    ================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE        MSF BLACKROCK MONEY MARKET
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (92,004)  $       (63,522)  $    (5,141,532)  $    (5,757,241)
   Net realized gains (losses)....           729,245         1,917,264                --                --
   Change in unrealized gains
     (losses) on investments......         3,319,124         (115,596)                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,956,365         1,738,146       (5,141,532)       (5,757,241)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           188,897           214,911         9,429,447        10,678,386
   Net transfers (including fixed
     account).....................         (514,493)         (166,449)       148,394,164        74,595,895
   Contract charges...............           (3,867)           (4,419)         (151,728)         (158,212)
   Transfers for contract benefits
     and terminations.............       (2,777,332)       (2,394,223)     (184,717,643)     (137,876,250)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,106,795)       (2,350,180)      (27,045,760)      (52,760,181)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           849,570         (612,034)      (32,187,292)      (58,517,422)
NET ASSETS:
   Beginning of year..............        14,563,747        15,175,781       338,263,961       396,781,383
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     15,413,317  $     14,563,747  $    306,076,669  $    338,263,961
                                    ================  ================  ================  ================


                                         MSF DAVIS VENTURE VALUE
                                               SUBACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (599,666)  $    (1,264,955)
   Net realized gains (losses)....         5,347,045         (681,017)
   Change in unrealized gains
     (losses) on investments......        24,307,357        13,217,423
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        29,054,736        11,271,451
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           352,778           474,088
   Net transfers (including fixed
     account).....................       (4,335,123)       (3,768,664)
   Contract charges...............          (23,615)          (28,925)
   Transfers for contract benefits
     and terminations.............      (18,934,585)      (15,507,602)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (22,940,545)      (18,831,103)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         6,114,191       (7,559,652)
NET ASSETS:
   Beginning of year..............       103,067,131       110,626,783
                                    ----------------  ----------------
   End of year....................  $    109,181,322  $    103,067,131
                                    ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                         MSF FRONTIER MID CAP GROWTH              MSF JENNISON GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2013              2012              2013                2012
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (258,524)  $    (1,330,400)  $     (3,105,136)  $     (3,119,604)
   Net realized gains (losses).....         6,964,676         2,757,661          8,299,160          7,130,586
   Change in unrealized gains
     (losses) on investments.......        17,227,251         6,784,308         98,217,431       (10,278,788)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        23,933,403         8,211,569        103,411,455        (6,267,806)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           989,772           742,640          6,162,682          4,383,464
   Net transfers (including fixed
     account)......................         (971,012)       (3,230,355)       (11,980,284)        304,619,233
   Contract charges................          (57,802)          (65,736)          (254,893)          (285,716)
   Transfers for contract benefits
     and terminations..............      (13,468,216)      (12,681,680)       (37,129,065)       (29,157,613)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (13,507,258)      (15,235,131)       (43,201,560)        279,559,368
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        10,426,145       (7,023,562)         60,209,895        273,291,562
NET ASSETS:
   Beginning of year...............        83,365,935        90,389,497        317,110,813         43,819,251
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $     93,792,080  $     83,365,935  $     377,320,708  $     317,110,813
                                     ================  ================  =================  =================


                                     MSF LOOMIS SAYLES SMALL CAP CORE       MSF MET/ARTISAN MID CAP VALUE
                                                SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (15,771)  $       (23,884)  $       (18,280)  $       (17,112)
   Net realized gains (losses).....           208,810            86,663           126,994            85,483
   Change in unrealized gains
     (losses) on investments.......            95,243            97,079           482,351           110,427
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           288,282           159,858           591,065           178,798
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            12,790            18,205                --             1,291
   Net transfers (including fixed
     account)......................         (377,185)         (188,708)           101,443            15,070
   Contract charges................              (59)             (100)             (248)             (311)
   Transfers for contract benefits
     and terminations..............          (60,709)         (179,803)         (273,305)         (461,551)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (425,163)         (350,406)         (172,110)         (445,501)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (136,881)         (190,548)           418,955         (266,703)
NET ASSETS:
   Beginning of year...............         1,156,434         1,346,982         1,786,794         2,053,497
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $      1,019,553  $      1,156,434  $      2,205,749  $      1,786,794
                                     ================  ================  ================  ================

                                      MSF MET/DIMENSIONAL INTERNATIONAL        MSF METLIFE CONSERVATIVE
                                                SMALL COMPANY                         ALLOCATION
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                            2013              2012              2013              2012
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         (1,820)  $        (8,019)  $        560,193  $        549,844
   Net realized gains (losses).....             48,545             9,450         1,144,299         1,546,934
   Change in unrealized gains
     (losses) on investments.......            158,676            48,414         (682,628)           758,350
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            205,401            49,845         1,021,864         2,855,128
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --               500         1,052,993         1,117,280
   Net transfers (including fixed
     account)......................             25,921           695,278         (255,048)         6,503,203
   Contract charges................               (55)              (57)          (11,689)          (11,790)
   Transfers for contract benefits
     and terminations..............           (90,429)          (32,688)       (9,004,290)       (5,177,716)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           (64,563)           663,033       (8,218,034)         2,430,977
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............            140,838           712,878       (7,196,170)         5,286,105
NET ASSETS:
   Beginning of year...............            828,694           115,816        43,181,333        37,895,228
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $         969,532  $        828,694  $     35,985,163  $     43,181,333
                                     =================  ================  ================  ================

                                          MSF METLIFE CONSERVATIVE TO
                                              MODERATE ALLOCATION
                                                  SUBACCOUNT
                                     ------------------------------------
                                           2013                2012
                                     -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       1,047,908  $       1,376,028
   Net realized gains (losses).....          2,993,480          1,281,990
   Change in unrealized gains
     (losses) on investments.......          3,837,722          5,498,496
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,879,110          8,156,514
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,597,612          3,218,129
   Net transfers (including fixed
     account)......................          2,727,109          1,839,905
   Contract charges................           (40,794)           (43,764)
   Transfers for contract benefits
     and terminations..............       (14,035,466)       (11,611,698)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (8,751,539)        (6,597,428)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (872,429)          1,559,086
NET ASSETS:
   Beginning of year...............         86,810,589         85,251,503
                                     -----------------  -----------------
   End of year.....................  $      85,938,160  $      86,810,589
                                     =================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                      MSF METLIFE MID CAP STOCK INDEX     MSF METLIFE MODERATE ALLOCATION
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (18,425)  $       (20,104)  $      2,982,253  $      4,201,416
   Net realized gains (losses)....           570,853           451,624         8,544,551           514,353
   Change in unrealized gains
     (losses) on investments......         2,527,315           785,864        53,809,121        39,922,201
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,079,743         1,217,384        65,335,925        44,637,970
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           663,814           372,495        13,730,586        15,234,193
   Net transfers (including fixed
     account).....................         2,392,735           600,877         7,040,208         1,280,329
   Contract charges...............           (6,112)           (5,189)         (327,265)         (348,742)
   Transfers for contract benefits
     and terminations.............         (950,458)         (817,437)      (42,916,969)      (42,321,658)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         2,099,979           150,746      (22,473,440)      (26,155,878)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         5,179,722         1,368,130        42,862,485        18,482,092
NET ASSETS:
   Beginning of year..............         8,935,310         7,567,180       406,247,240       387,765,148
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,115,032  $      8,935,310  $    449,109,725  $    406,247,240
                                    ================  ================  ================  ================

                                          MSF METLIFE MODERATE TO
                                           AGGRESSIVE ALLOCATION              MSF METLIFE STOCK INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        890,869  $      2,268,913  $      2,523,715  $    (3,062,797)
   Net realized gains (losses)....         3,680,390       (1,490,907)        84,725,742        24,695,876
   Change in unrealized gains
     (losses) on investments......        70,992,292        42,766,330       174,006,859        76,781,148
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        75,563,551        43,544,336       261,256,316        98,414,227
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,850,159        12,846,236        15,677,722        15,913,166
   Net transfers (including fixed
     account).....................       (3,838,214)       (5,676,065)      (84,676,303)       231,186,569
   Contract charges...............         (366,330)         (389,201)         (610,148)         (878,766)
   Transfers for contract benefits
     and terminations.............      (33,057,120)      (26,955,458)     (125,072,521)      (99,740,412)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (25,411,505)      (20,174,488)     (194,681,250)       146,480,557
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        50,152,046        23,369,848        66,575,066       244,894,784
NET ASSETS:
   Beginning of year..............       341,958,464       318,588,616       955,635,335       710,740,551
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    392,110,510  $    341,958,464  $  1,022,210,401  $    955,635,335
                                    ================  ================  ================  ================


                                          MSF MFS TOTAL RETURN                    MSF MFS VALUE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      4,426,301  $      5,957,411  $      (604,364)  $        240,325
   Net realized gains (losses)....         6,803,668       (3,009,153)         5,751,228         1,425,668
   Change in unrealized gains
     (losses) on investments......        62,516,313        42,725,699        27,680,037         7,474,276
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        73,746,282        45,673,957        32,826,901         9,140,269
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,429,459         6,658,837         1,789,033         1,622,670
   Net transfers (including fixed
     account).....................       (4,356,427)       (9,870,945)        74,625,783       (2,418,294)
   Contract charges...............         (187,597)         (219,278)          (41,962)          (22,471)
   Transfers for contract benefits
     and terminations.............      (74,128,616)      (75,950,142)      (20,484,531)       (8,179,126)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (72,243,181)      (79,381,528)        55,888,323       (8,997,221)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,503,101      (33,707,571)        88,715,224           143,048
NET ASSETS:
   Beginning of year..............       465,580,415       499,287,986        64,099,072        63,956,024
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    467,083,516  $    465,580,415  $    152,814,296  $     64,099,072
                                    ================  ================  ================  ================


                                           MSF MSCI EAFE INDEX
                                               SUBACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,178,351  $      1,126,871
   Net realized gains (losses)....       (1,703,283)       (3,462,250)
   Change in unrealized gains
     (losses) on investments......        12,148,332        11,344,422
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,623,400         9,009,043
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,873,040         1,931,856
   Net transfers (including fixed
     account).....................         (253,951)       (1,603,125)
   Contract charges...............          (37,146)          (40,106)
   Transfers for contract benefits
     and terminations.............       (6,050,286)       (6,283,899)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (4,468,343)       (5,995,274)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,155,057         3,013,769
NET ASSETS:
   Beginning of year..............        59,212,775        56,199,006
                                    ----------------  ----------------
   End of year....................  $     66,367,832  $     59,212,775
                                    ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                        MSF NEUBERGER BERMAN GENESIS           MSF RUSSELL 2000 INDEX
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012              2013               2012
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (755,033)  $        (1,654)  $         400,930  $       (34,770)
   Net realized gains (losses).....         1,170,082               223          2,571,199           160,588
   Change in unrealized gains
     (losses) on investments.......        17,473,581             5,406         31,689,365        13,304,339
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        17,888,630             3,975         34,661,494        13,430,157
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           811,548             2,162          2,523,589         2,507,815
   Net transfers (including fixed
     account)......................        71,498,045            92,938           (65,285)       (2,828,948)
   Contract charges................          (41,881)               (8)           (69,985)          (69,898)
   Transfers for contract benefits
     and terminations..............       (7,375,346)             (468)       (10,291,504)       (9,523,958)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        64,892,366            94,624        (7,903,185)       (9,914,989)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        82,780,996            98,599         26,758,309         3,515,168
NET ASSETS:
   Beginning of year...............           118,604            20,005         96,816,463        93,301,295
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $     82,899,600  $        118,604  $     123,574,772  $     96,816,463
                                     ================  ================  =================  ================

                                         MSF T. ROWE PRICE LARGE CAP          MSF T. ROWE PRICE SMALL CAP
                                                   GROWTH                               GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2013              2012              2013                2012
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (714,191)  $      (650,842)  $     (1,345,087)  $     (1,381,100)
   Net realized gains (losses).....         4,791,112         1,778,040         11,439,192         14,551,497
   Change in unrealized gains
     (losses) on investments.......        10,863,922         5,188,407         29,168,456            458,209
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        14,940,843         6,315,605         39,262,561         13,628,606
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           473,025           362,331          2,656,098          3,028,125
   Net transfers (including fixed
     account)......................         7,359,944            81,257        (2,098,804)        (4,024,439)
   Contract charges................          (17,523)          (16,934)           (56,062)           (56,989)
   Transfers for contract benefits
     and terminations..............       (7,681,930)       (6,174,855)       (12,992,773)       (11,895,518)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           133,516       (5,748,201)       (12,491,541)       (12,948,821)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        15,074,359           567,404         26,771,020            679,785
NET ASSETS:
   Beginning of year...............        38,929,294        38,361,890         98,474,574         97,794,789
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $     54,003,653  $     38,929,294  $     125,245,594  $      98,474,574
                                     ================  ================  =================  =================

                                        MSF WESTERN ASSET MANAGEMENT        MSF WESTERN ASSET MANAGEMENT
                                        STRATEGIC BOND OPPORTUNITIES               U.S. GOVERNMENT
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012              2013               2012
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      1,658,229  $      1,035,893  $      1,069,047  $       1,035,750
   Net realized gains (losses).....           866,373           791,156           380,252            769,852
   Change in unrealized gains
     (losses) on investments.......       (2,898,428)         3,457,585       (4,019,160)            928,987
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (373,826)         5,284,634       (2,569,861)          2,734,589
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            87,695            81,156         1,555,742          1,902,930
   Net transfers (including fixed
     account)......................       (1,406,369)           452,932       (2,441,865)          7,191,353
   Contract charges................           (7,902)          (10,449)          (63,046)           (76,227)
   Transfers for contract benefits
     and terminations..............       (8,975,402)       (9,773,986)      (21,635,461)       (25,694,277)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (10,301,978)       (9,250,347)      (22,584,630)       (16,676,221)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (10,675,804)       (3,965,713)      (25,154,491)       (13,941,632)
NET ASSETS:
   Beginning of year...............        55,654,805        59,620,518       134,993,660        148,935,292
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $     44,979,001  $     55,654,805  $    109,839,169  $     134,993,660
                                     ================  ================  ================  =================


                                       PIONEER VCT DISCIPLINED VALUE
                                                SUBACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (39,917)  $       (98,048)
   Net realized gains (losses).....           883,818            78,320
   Change in unrealized gains
     (losses) on investments.......         1,669,390           941,617
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         2,513,291           921,889
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            16,839            49,364
   Net transfers (including fixed
     account)......................         (716,527)           220,675
   Contract charges................           (3,405)           (3,861)
   Transfers for contract benefits
     and terminations..............       (1,666,937)       (1,485,303)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (2,370,030)       (1,219,125)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           143,261         (297,236)
NET ASSETS:
   Beginning of year...............        10,469,380        10,766,616
                                     ----------------  ----------------
   End of year.....................  $     10,612,641  $     10,469,380
                                     ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                        PIONEER VCT EMERGING MARKETS          PIONEER VCT EQUITY INCOME
                                                 SUBACCOUNT                          SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2013               2012              2013              2012
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (128,287)  $       (271,207)  $         70,894  $        338,439
   Net realized gains (losses).....         (236,138)            156,040           956,204           236,816
   Change in unrealized gains
     (losses) on investments.......         (250,368)          1,390,536         3,283,953           870,578
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (614,793)          1,275,369         4,311,051         1,445,833
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           137,027            127,717            66,384           144,844
   Net transfers (including fixed
     account)......................         (480,364)          (240,035)         (622,319)         (539,010)
   Contract charges................           (5,381)            (7,019)           (6,012)           (6,802)
   Transfers for contract benefits
     and terminations..............       (1,817,442)        (1,961,621)       (3,530,271)       (2,351,762)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (2,166,160)        (2,080,958)       (4,092,218)       (2,752,730)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (2,780,953)          (805,589)           218,833       (1,306,897)
NET ASSETS:
   Beginning of year...............        14,604,398         15,409,987        17,874,031        19,180,928
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     11,823,445  $      14,604,398  $     18,092,864  $     17,874,031
                                     ================  =================  ================  ================

                                                 PIONEER VCT                          PIONEER VCT
                                         IBBOTSON GROWTH ALLOCATION          IBBOTSON MODERATE ALLOCATION
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2013               2012              2013              2012
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $     (1,092,488)  $    (1,145,637)  $        128,884  $        301,977
   Net realized gains (losses).....          1,742,231       (1,018,774)         1,834,911            45,485
   Change in unrealized gains
     (losses) on investments.......         35,899,481        22,165,857        13,021,324         9,914,423
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         36,549,224        20,001,446        14,985,119        10,261,885
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          7,079,447         4,010,911           511,047           558,161
   Net transfers (including fixed
     account)......................        (2,066,395)       (2,675,315)         (869,792)          (15,369)
   Contract charges................          (100,729)         (110,634)          (34,047)          (36,924)
   Transfers for contract benefits
     and terminations..............       (14,632,116)      (12,945,160)      (11,013,201)      (12,478,678)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (9,719,793)      (11,720,198)      (11,405,993)      (11,972,810)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         26,829,431         8,281,248         3,579,126       (1,710,925)
NET ASSETS:
   Beginning of year...............        226,048,727       217,767,479       114,841,514       116,552,439
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     252,878,158  $    226,048,727  $    118,420,640  $    114,841,514
                                     =================  ================  ================  ================


                                          PIONEER VCT MID CAP VALUE         PIONEER VCT REAL ESTATE SHARES
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2013              2012              2013               2012
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (304,232)  $      (289,510)  $         20,277  $          22,691
   Net realized gains (losses).....            228,082       (1,302,882)           817,255            110,070
   Change in unrealized gains
     (losses) on investments.......          7,893,729         4,374,689         (747,580)          1,648,335
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,817,579         2,782,297            89,952          1,781,096
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            139,831           136,865            34,478             99,972
   Net transfers (including fixed
     account)......................          (736,064)         (484,974)            36,854          (642,554)
   Contract charges................           (11,239)          (13,087)           (5,033)            (6,298)
   Transfers for contract benefits
     and terminations..............        (6,313,577)       (6,292,918)       (2,184,452)        (2,054,969)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (6,921,049)       (6,654,114)       (2,118,153)        (2,603,849)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            896,530       (3,871,817)       (2,028,201)          (822,753)
NET ASSETS:
   Beginning of year...............         28,565,653        32,437,470        12,543,885         13,366,638
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      29,462,183  $     28,565,653  $     10,515,684  $      12,543,885
                                     =================  ================  ================  =================


                                                UIF GROWTH
                                                SUBACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (93,020)  $      (134,198)
   Net realized gains (losses).....         1,178,759           866,677
   Change in unrealized gains
     (losses) on investments.......         1,610,149           153,448
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         2,695,888           885,927
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --            29,398
   Net transfers (including fixed
     account)......................         (546,324)            59,632
   Contract charges................           (1,235)           (1,526)
   Transfers for contract benefits
     and terminations..............       (1,515,306)       (1,223,613)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (2,062,865)       (1,136,109)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           633,023         (250,182)
NET ASSETS:
   Beginning of year...............         7,099,628         7,349,810
                                     ----------------  ----------------
   End of year.....................  $      7,732,651  $      7,099,628
                                     ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                  UIF U.S. REAL ESTATE             WELLS FARGO VT SMALL CAP VALUE
                                                                       SUBACCOUNT                            SUBACCOUNT
                                                          ------------------------------------  ------------------------------------
                                                                 2013               2012               2013               2012
                                                          -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).............................................  $        (69,569)  $       (120,005)  $        (17,295)  $        (13,053)
   Net realized gains (losses)..........................            318,119           (66,324)             50,657           (17,294)
   Change in unrealized gains
     (losses) on investments............................           (89,405)          2,219,377            328,989            406,775
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.................................            159,145          2,033,048            362,351            376,428
                                                          -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...............................             72,561             60,094             37,412             53,152
   Net transfers (including fixed
     account)...........................................            432,550           (12,581)           (37,659)           (71,383)
   Contract charges.....................................            (5,387)            (7,219)              (275)              (365)
   Transfers for contract benefits
     and terminations...................................        (3,570,283)        (3,912,201)          (666,084)          (496,151)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions....................................        (3,070,559)        (3,871,907)          (666,606)          (514,747)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...................................        (2,911,414)        (1,838,859)          (304,255)          (138,319)
NET ASSETS:
   Beginning of year....................................         13,803,143         15,642,002          3,080,263          3,218,582
                                                          -----------------  -----------------  -----------------  -----------------
   End of year..........................................  $      10,891,729  $      13,803,143  $       2,776,008  $       3,080,263
                                                          =================  =================  =================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

  METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
           OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

In the second quarter of 2013, MetLife, Inc. announced its plans to merge into the Company, as the surviving entity, two United States ("U.S.")-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company, which is expected to be renamed and domiciled in Delaware (the "Mergers"). The companies to be merged into the Company consist of MetLife Investors USA Insurance Company and MetLife Investors Insurance Company, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Equity Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVET")
AllianceBernstein Variable Products Series Fund, Inc.      Legg Mason Partners Variable Income Trust ("LMPVIT")
   ("AllianceBernstein")                                   Met Investors Series Trust ("MIST")*
American Funds Insurance Series ("American Funds")         Metropolitan Series Fund ("MSF")*
Delaware VIP Trust ("Delaware VIP")                        Morgan Stanley Variable Investment Series ("Morgan
DWS Variable Series I ("DWS I")                              Stanley")
DWS Variable Series II ("DWS II")                          Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust       The Dreyfus Socially Responsible Growth Fund, Inc.
   ("FTVIPT")                                              The Universal Institutional Funds, Inc. ("UIF")
Janus Aspen Series ("Janus Aspen")                         Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2013:

Alger Capital Appreciation Subaccount                   American Funds Global Growth Subaccount
AllianceBernstein Global Thematic Growth                American Funds Global Small Capitalization
   Subaccount                                             Subaccount
American Funds Bond Subaccount                          American Funds Growth Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONTINUED)


American Funds Growth-Income Subaccount                     LMPVET Investment Counsel Variable Social
Delaware VIP Small Cap Value Subaccount                       Awareness Subaccount
Dreyfus Socially Responsible Growth Subaccount              LMPVET Variable Lifestyle Allocation 50%
DWS I Capital Growth Subaccount                               Subaccount
DWS II Global Growth VIP Subaccount                         LMPVET Variable Lifestyle Allocation 70%
DWS II Government & Agency Securities Subaccount              Subaccount
DWS II Small Mid Cap Value Subaccount                       LMPVET Variable Lifestyle Allocation 85%
Fidelity VIP Contrafund Subaccount (a)                        Subaccount
Fidelity VIP Dynamic Capital Appreciation                   LMPVIT Western Asset Variable Global High Yield
   Subaccount                                                 Bond Subaccount
Fidelity VIP Equity-Income Subaccount (a)                   LMPVIT Western Asset Variable High Income
Fidelity VIP High Income Subaccount                           Subaccount
Fidelity VIP Mid Cap Subaccount                             MIST American Funds Balanced Allocation
FTVIPT Franklin Income Securities Subaccount                  Subaccount
FTVIPT Franklin Rising Dividends Securities                 MIST American Funds Growth Allocation Subaccount
   Subaccount                                               MIST American Funds Moderate Allocation
FTVIPT Franklin Small-Mid Cap Growth Securities               Subaccount
   Subaccount                                               MIST BlackRock High Yield Subaccount (a)
FTVIPT Mutual Shares Securities Subaccount                  MIST BlackRock Large Cap Core Subaccount
FTVIPT Templeton Developing Markets Securities              MIST Clarion Global Real Estate Subaccount (a)
   Subaccount                                               MIST ClearBridge Aggressive Growth Subaccount
FTVIPT Templeton Foreign Securities Subaccount              MIST ClearBridge Aggressive Growth II Subaccount  (a)
Invesco V.I. American Franchise Subaccount (a)              MIST Harris Oakmark International Subaccount
Invesco V.I. Comstock Subaccount                            MIST Invesco Comstock Subaccount (a)
Invesco V.I. Diversified Dividend Subaccount                MIST Invesco Mid Cap Value Subaccount (a)
Invesco V.I. Equity and Income Subaccount                   MIST Invesco Small Cap Growth Subaccount (a)
Invesco V.I. Government Securities Subaccount (a)           MIST JPMorgan Small Cap Value Subaccount
Invesco V.I. Growth and Income Subaccount (a)               MIST Loomis Sayles Global Markets Subaccount
Invesco V.I. S&P 500 Index Subaccount                       MIST Lord Abbett Bond Debenture Subaccount
Invesco V.I. Utilities Subaccount                           MIST Met/Eaton Vance Floating Rate Subaccount
Janus Aspen Enterprise Subaccount                           MIST MetLife Aggressive Strategy Subaccount
Janus Aspen Global Research Subaccount                      MIST MetLife Balanced Strategy Subaccount
Janus Aspen Overseas Subaccount                             MIST MetLife Growth Strategy Subaccount
LMPVET ClearBridge Variable Aggressive Growth               MIST MetLife Moderate Strategy Subaccount
   Subaccount (a)                                           MIST MFS Emerging Markets Equity Subaccount (a)
LMPVET ClearBridge Variable All Cap Value                   MIST MFS Research International Subaccount
   Subaccount                                               MIST Morgan Stanley Mid Cap Growth Subaccount (a)
LMPVET ClearBridge Variable Appreciation                    MIST Oppenheimer Global Equity Subaccount (a)
   Subaccount                                               MIST PIMCO Inflation Protected Bond Subaccount (a)
LMPVET ClearBridge Variable Equity Income                   MIST PIMCO Total Return Subaccount
   Subaccount (a)                                           MIST Pioneer Fund Subaccount (a)
LMPVET ClearBridge Variable Large Cap Growth                MIST Pioneer Strategic Income Subaccount (a)
   Subaccount                                               MIST Pyramis Managed Portfolio Subaccount (b)
LMPVET ClearBridge Variable Large Cap Value                 MIST SSgA Growth and Income ETF Subaccount
   Subaccount                                               MIST SSgA Growth ETF Subaccount
LMPVET ClearBridge Variable Mid Cap Core                    MIST T. Rowe Price Large Cap Value Subaccount
   Subaccount                                               MIST T. Rowe Price Mid Cap Growth Subaccount
LMPVET ClearBridge Variable Small Cap Growth                MIST Third Avenue Small Cap Value Subaccount (a)
   Subaccount                                               Morgan Stanley Multi Cap Growth Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)

MSF Barclays Aggregate Bond Index Subaccount           MSF MFS Value Subaccount (a)
MSF BlackRock Bond Income Subaccount (a)               MSF MSCI EAFE Index Subaccount
MSF BlackRock Capital Appreciation Subaccount (a)      MSF Neuberger Berman Genesis Subaccount (a)
MSF BlackRock Diversified Subaccount (a)               MSF Russell 2000 Index Subaccount
MSF BlackRock Large Cap Value Subaccount               MSF T. Rowe Price Large Cap Growth Subaccount (a)
MSF BlackRock Money Market Subaccount (a)              MSF T. Rowe Price Small Cap Growth Subaccount
MSF Davis Venture Value Subaccount (a)                 MSF Western Asset Management Strategic Bond
MSF Frontier Mid Cap Growth Subaccount (a)               Opportunities Subaccount (a)
MSF Jennison Growth Subaccount (a)                     MSF Western Asset Management U.S. Government
MSF Loomis Sayles Small Cap Core Subaccount              Subaccount
MSF Met/Artisan Mid Cap Value Subaccount               Pioneer VCT Disciplined Value Subaccount
MSF Met/Dimensional International Small Company        Pioneer VCT Emerging Markets Subaccount
   Subaccount                                          Pioneer VCT Equity Income Subaccount
MSF MetLife Conservative Allocation Subaccount         Pioneer VCT Ibbotson Growth Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation        Pioneer VCT Ibbotson Moderate Allocation
   Subaccount                                            Subaccount
MSF MetLife Mid Cap Stock Index Subaccount (a)         Pioneer VCT Mid Cap Value Subaccount
MSF MetLife Moderate Allocation Subaccount             Pioneer VCT Real Estate Shares Subaccount
MSF MetLife Moderate to Aggressive Allocation          UIF Growth Subaccount
   Subaccount                                          UIF U.S. Real Estate Subaccount
MSF MetLife Stock Index Subaccount (a)                 Wells Fargo VT Small Cap Value Subaccount
MSF MFS Total Return Subaccount (a)

(a) This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(b) This Subaccount began operations during the year ended December 31, 2013.

B. The following Subaccount had no net assets as of December 31, 2013:

MIST MetLife Multi-Index Targeted Risk Subaccount


3.  PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2013:

MIST Met/Franklin Mutual Shares Subaccount           MIST Turner Mid Cap Growth Subaccount
MIST MLA Mid Cap Subaccount                          MSF FI Value Leaders Subaccount
MIST RCM Technology Subaccount                       MSF Oppenheimer Global Equity Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2013:

NAME CHANGES:

Former Name                                             New Name

DWS Dreman Small Mid Cap Value VIP                      DWS Small Mid Cap Value VIP
DWS Global Thematic VIP                                 DWS Global Growth VIP
Invesco Van Kampen V.I. American Franchise Fund         Invesco V.I. American Franchise Fund
Invesco Van Kampen V.I. Comstock Fund                   Invesco V.I. Comstock Fund
Invesco Van Kampen V.I. Equity and Income Fund          Invesco V.I. Equity and Income Fund
Invesco Van Kampen V.I. Growth and Income Fund          Invesco V.I. Growth and Income Fund
Janus Aspen Worldwide Portfolio                         Janus Aspen Global Research Portfolio
Legg Mason ClearBridge Variable Aggressive Growth       ClearBridge Variable Aggressive Growth Portfolio
   Portfolio

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONCLUDED)

NAME CHANGES: (CONCLUDED)

Former Name                                               New Name

Legg Mason ClearBridge Variable Appreciation              ClearBridge Variable Appreciation Portfolio
   Portfolio
Legg Mason ClearBridge Variable Equity Income             ClearBridge Variable Equity Income Portfolio
   Builder Portfolio
Legg Mason ClearBridge Variable Fundamental All           ClearBridge Variable All Cap Value Portfolio
   Cap Value Portfolio
Legg Mason ClearBridge Variable Large Cap Growth          ClearBridge Variable Large Cap Growth Portfolio
   Portfolio
Legg Mason ClearBridge Variable Large Cap Value           ClearBridge Variable Large Cap Value Portfolio
   Portfolio
Legg Mason ClearBridge Variable Mid Cap Core              ClearBridge Variable Mid Cap Core Portfolio
   Portfolio
Legg Mason ClearBridge Variable Small Cap Growth          ClearBridge Variable Small Cap Growth Portfolio
   Portfolio
Legg Mason Western Asset Variable Global High Yield       Western Asset Variable Global High Yield Bond
   Bond Portfolio                                           Portfolio
Legg Mason Western Asset Variable High Income             Western Asset Variable High Income Portfolio
   Portfolio
(MIST) Dreman Small Cap Value Portfolio                   (MIST) JPMorgan Small Cap Value Portfolio
(MIST) Janus Forty Portfolio                              (MIST) ClearBridge Aggressive Growth Portfolio II
(MIST) Legg Mason ClearBridge Aggressive Growth           (MIST) ClearBridge Aggressive Growth Portfolio
   Portfolio
(MIST) Lord Abbett Mid Cap Value Portfolio                (MIST) Invesco Mid Cap Value Portfolio
(MIST) Met/Templeton Growth Portfolio (a)                 (MIST) Oppenheimer Global Equity Portfolio (a)
(MIST) Van Kampen Comstock Portfolio                      (MIST) Invesco Comstock Portfolio
(MSF) Barclays Capital Aggregate Bond Index               (MSF) Barclays Aggregate Bond Index Portfolio
   Portfolio
(MSF) BlackRock Aggressive Growth Portfolio               (MSF) Frontier Mid Cap Growth Portfolio
(MSF) BlackRock Legacy Large Cap Growth Portfolio         (MSF) BlackRock Capital Appreciation Portfolio
Pioneer Fundamental Value VCT Portfolio                   Pioneer Disciplined Value VCT Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Met/Franklin Mutual Shares Portfolio             (MSF) MFS Value Portfolio
(MIST) MLA Mid Cap Portfolio                            (MSF) Neuberger Berman Genesis Portfolio
(MIST) RCM Technology Portfolio                         (MSF) T. Rowe Price Large Cap Growth Portfolio
(MIST) Turner Mid Cap Growth Portfolio                  (MSF) Frontier Mid Cap Growth Portfolio
(MSF) FI Value Leaders Portfolio                        (MSF) MFS Value Portfolio
(MSF) Oppenheimer Global Equity Portfolio (a)           (MIST) Met/Templeton Growth Portfolio (a)

(a) At the close of business on April 26, 2013, the (MSF) Oppenheimer Global Equity Portfolio merged with and into the (MIST) Met/Templeton Growth Portfolio. Concurrently, Oppenheimer Funds, Inc. became the subadviser of the (MIST) Met/Templeton Growth Portfolio, the portfolio's investment objective and principal investment strategies changed, and the portfolio's name was changed to (MIST) Oppenheimer Global Equity Portfolio. Pursuant to these changes, (MSF) Oppenheimer Global Equity Portfolio was deemed to be the accounting and performance survivor of the merger for financial reporting purposes, and therefore, the results of MIST Oppenheimer Global Equity Subaccount presented in the financial statements reflect the historical esults of MSF Oppenheimer Global Equity Subaccount prior to the merger, and the combined results thereafter.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

     Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

     Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                    0.30% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                 0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                         0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                       0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                          0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                          1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2013             DECEMBER 31, 2013
                                                                   -------------------------------  -------------------------------
                                                                                                       COST OF          PROCEEDS
                                                                      SHARES           COST ($)     PURCHASES ($)    FROM SALES ($)
                                                                   -------------    --------------  -------------    --------------
     Alger Capital Appreciation Subaccount.......................         47,023         2,304,362        514,766         1,096,619
     AllianceBernstein Global Thematic Growth Subaccount.........         44,662           692,968         36,563           192,988
     American Funds Bond Subaccount..............................        727,287         7,793,632      1,364,476         3,817,105
     American Funds Global Growth Subaccount.....................      5,032,560        96,812,500      6,297,731        34,385,838
     American Funds Global Small Capitalization Subaccount.......        141,182         2,543,319        365,401           924,693
     American Funds Growth Subaccount............................      4,170,828       220,810,910     10,142,224        74,697,768
     American Funds Growth-Income Subaccount.....................      5,535,929       193,901,083     10,498,169        67,217,063
     Delaware VIP Small Cap Value Subaccount.....................        366,800        10,185,662      1,271,114         1,889,490
     Dreyfus Socially Responsible Growth Subaccount..............         16,233           420,258          7,858            61,267
     DWS I Capital Growth Subaccount.............................        376,544         6,716,650        290,718         3,074,524
     DWS II Global Growth VIP Subaccount.........................        236,901         2,681,226        102,830           734,827
     DWS II Government & Agency Securities Subaccount............        298,190         3,712,425        581,653         1,854,129
     DWS II Small Mid Cap Value Subaccount.......................        474,188         6,756,638        613,567         2,695,720
     Fidelity VIP Contrafund Subaccount..........................      7,543,276       195,990,747     11,789,856        43,137,818
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        195,631         1,656,346        343,541           568,105
     Fidelity VIP Equity-Income Subaccount.......................     11,217,865       234,326,237     23,479,873        24,839,558
     Fidelity VIP High Income Subaccount.........................      4,201,676        25,850,669      2,471,300         4,348,272
     Fidelity VIP Mid Cap Subaccount.............................      8,770,260       254,928,142     44,682,769        44,682,870
     FTVIPT Franklin Income Securities Subaccount................      2,294,939        33,347,068      6,251,328        10,494,974
     FTVIPT Franklin Rising Dividends Securities Subaccount......        873,238        16,762,901      5,054,706         6,395,309
     FTVIPT Franklin Small-Mid Cap Growth Securities
        Subaccount...............................................      1,353,766        26,579,756      4,554,825         8,806,190
     FTVIPT Mutual Shares Securities Subaccount..................      1,168,499        19,632,470        696,076         7,918,620
     FTVIPT Templeton Developing Markets Securities Subaccount...      2,277,981        23,773,505      2,813,622         5,263,239
     FTVIPT Templeton Foreign Securities Subaccount..............      5,583,450        77,686,762      6,167,427        22,588,939
     Invesco V.I. American Franchise Subaccount..................        239,328         7,107,722        720,989         2,995,799
     Invesco V.I. Comstock Subaccount............................        466,568         5,923,798        185,345         2,127,472
     Invesco V.I. Diversified Dividend Subaccount................         72,360         1,020,633        139,493           411,370
     Invesco V.I. Equity and Income Subaccount...................      4,189,595        54,552,150      2,345,567        22,148,301
     Invesco V.I. Government Securities Subaccount...............      1,078,001        12,627,133      1,542,133         5,047,325
     Invesco V.I. Growth and Income Subaccount...................      3,330,236        57,135,711      2,278,364        22,038,787
     Invesco V.I. S&P 500 Index Subaccount.......................        167,394         1,852,422        259,627           964,058
     Invesco V.I. Utilities Subaccount...........................        112,726         1,888,309        577,964           715,615
     Janus Aspen Enterprise Subaccount...........................        251,035         8,151,177      1,072,496         4,211,509
     Janus Aspen Global Research Subaccount......................         29,983           837,314         69,327            82,557
     Janus Aspen Overseas Subaccount.............................      1,296,609        54,441,232      3,541,670        10,441,314
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     16,632,542       236,832,401     32,704,418        92,772,283
     LMPVET ClearBridge Variable All Cap Value Subaccount........     13,769,609       279,204,519     31,213,057        75,616,382
     LMPVET ClearBridge Variable Appreciation Subaccount.........      9,756,060       226,959,533     17,054,304        72,337,140
     LMPVET ClearBridge Variable Equity Income Subaccount........      8,745,513       106,207,532      7,332,828        32,565,974
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      4,890,236        74,249,789     12,777,127        24,451,533
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      7,514,649       116,686,897     12,836,186        30,513,757
     LMPVET ClearBridge Variable Mid Cap Core Subaccount.........      2,292,222        30,010,373      3,817,541         9,948,454
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      3,079,975        47,045,386     11,030,735        13,862,741
     LMPVET Investment Counsel Variable Social Awareness
        Subaccount...............................................      1,428,181        33,647,145      1,050,136         5,854,269
     LMPVET Variable Lifestyle Allocation 50% Subaccount.........      4,778,447        55,254,900      2,572,766        14,125,820
     LMPVET Variable Lifestyle Allocation 70% Subaccount.........      2,935,242        33,211,538        841,069         7,762,539
     LMPVET Variable Lifestyle Allocation 85% Subaccount.........      1,611,820        20,932,504        563,470         4,776,100
     LMPVIT Western Asset Variable Global High Yield Bond
        Subaccount...............................................      1,165,645         9,512,798      1,574,737         3,145,513
     LMPVIT Western Asset Variable High Income Subaccount........     15,617,437       102,848,695     10,019,724        24,145,082
     MIST American Funds Balanced Allocation Subaccount..........        338,997         3,320,910      1,469,491           323,889

(a)  For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2013             DECEMBER 31, 2013
                                                                   ------------------------------   -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES           COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------   --------------   --------------
     MIST American Funds Growth Allocation Subaccount............        303,519        2,857,299       1,307,170           254,375
     MIST American Funds Moderate Allocation Subaccount..........        245,381        2,430,711       1,001,024           449,202
     MIST BlackRock High Yield Subaccount........................     13,951,499      114,793,932      27,085,801        35,877,759
     MIST BlackRock Large Cap Core Subaccount....................      3,921,119       40,280,203       3,656,632         9,396,568
     MIST Clarion Global Real Estate Subaccount..................      6,205,638       78,350,059      11,124,973        15,590,234
     MIST ClearBridge Aggressive Growth Subaccount...............        452,730        4,290,707       2,681,235         1,520,061
     MIST ClearBridge Aggressive Growth II Subaccount............      5,786,790      425,967,942       8,413,750        67,934,196
     MIST Harris Oakmark International Subaccount................      4,359,677       64,922,826      14,319,201        20,000,615
     MIST Invesco Comstock Subaccount............................     10,961,591       75,317,398       4,972,429        41,557,815
     MIST Invesco Mid Cap Value Subaccount.......................      2,733,622       50,316,968       3,276,092        14,459,461
     MIST Invesco Small Cap Growth Subaccount....................        743,299       10,617,595       4,101,530         4,167,720
     MIST JPMorgan Small Cap Value Subaccount....................        698,360        9,542,358       2,248,367         3,835,233
     MIST Loomis Sayles Global Markets Subaccount................     10,789,544      119,592,490       5,409,758        21,150,016
     MIST Lord Abbett Bond Debenture Subaccount..................      3,368,457       40,762,239       6,451,889        13,279,060
     MIST Met/Eaton Vance Floating Rate Subaccount...............        477,850        5,020,050       3,806,699         1,184,900
     MIST MetLife Aggressive Strategy Subaccount.................      4,987,834       52,032,343       3,549,012         6,510,818
     MIST MetLife Balanced Strategy Subaccount...................      1,774,021       14,466,615       1,615,358         3,825,084
     MIST MetLife Growth Strategy Subaccount.....................      1,332,327       10,258,252         535,886         5,248,333
     MIST MetLife Moderate Strategy Subaccount...................      1,090,028        9,787,431         880,431         2,723,342
     MIST MFS Emerging Markets Equity Subaccount.................      5,650,870       57,422,863       5,327,663        15,536,274
     MIST MFS Research International Subaccount..................      7,799,595       87,923,249       4,434,521        19,934,346
     MIST Morgan Stanley Mid Cap Growth Subaccount...............        883,720        9,248,367       1,258,453         3,320,073
     MIST Oppenheimer Global Equity Subaccount...................     19,123,891      301,918,098      53,074,023        54,323,935
     MIST PIMCO Inflation Protected Bond Subaccount..............      7,725,644       84,921,988      13,745,441        36,592,781
     MIST PIMCO Total Return Subaccount..........................     25,344,801      285,504,070      36,656,756        90,315,451
     MIST Pioneer Fund Subaccount................................      3,342,199       42,941,626       3,864,697        13,219,442
     MIST Pioneer Strategic Income Subaccount....................     15,803,924      158,892,254      25,032,348        55,237,766
     MIST Pyramis Managed Portfolio Subaccount (a)...............            129            1,373           1,373                --
     MIST SSgA Growth and Income ETF Subaccount..................      9,944,280      104,018,352       7,475,340        11,712,554
     MIST SSgA Growth ETF Subaccount.............................     12,652,470      131,828,266       9,999,891        12,648,034
     MIST T. Rowe Price Large Cap Value Subaccount...............      4,059,622      104,321,805       8,373,350        28,936,747
     MIST T. Rowe Price Mid Cap Growth Subaccount................        223,766        1,966,501         560,878         1,436,210
     MIST Third Avenue Small Cap Value Subaccount................      6,685,265      108,784,565       3,173,360        24,456,376
     Morgan Stanley Multi Cap Growth Subaccount..................         20,187          625,151          22,678           315,259
     MSF Barclays Aggregate Bond Index Subaccount................      7,388,752       80,249,555       4,550,642        13,686,465
     MSF BlackRock Bond Income Subaccount........................      1,737,895      181,747,340      23,431,605        50,097,548
     MSF BlackRock Capital Appreciation Subaccount...............      5,765,268      106,563,304       4,698,266        42,007,979
     MSF BlackRock Diversified Subaccount........................     12,897,730      193,106,658       9,558,145        27,044,796
     MSF BlackRock Large Cap Value Subaccount....................      1,291,980       14,363,673       1,571,451         3,913,322
     MSF BlackRock Money Market Subaccount.......................      3,060,767      306,076,682     193,785,830       225,973,139
     MSF Davis Venture Value Subaccount..........................      2,553,325       84,460,599       4,933,798        26,631,541
     MSF Frontier Mid Cap Growth Subaccount......................      2,571,222       63,083,432       8,045,585        19,637,762
     MSF Jennison Growth Subaccount..............................     23,882,338      287,331,581       6,509,180        49,318,233
     MSF Loomis Sayles Small Cap Core Subaccount.................          3,252          811,308         539,263           906,016
     MSF Met/Artisan Mid Cap Value Subaccount....................          8,435        1,385,343         247,282           437,671
     MSF Met/Dimensional International Small Company
       Subaccount................................................         57,883          775,687         154,763           196,180
     MSF MetLife Conservative Allocation Subaccount..............      3,006,280       33,667,696       8,912,605        16,372,911
     MSF MetLife Conservative to Moderate Allocation Subaccount..      6,667,041       74,633,785      12,912,511        19,695,454
     MSF MetLife Mid Cap Stock Index Subaccount..................        765,091       10,733,206       3,847,206         1,454,044
     MSF MetLife Moderate Allocation Subaccount..................     32,805,678      376,175,884      30,256,676        46,325,839
     MSF MetLife Moderate to Aggressive Allocation Subaccount....     27,305,746      322,636,600      10,914,024        35,434,662
     MSF MetLife Stock Index Subaccount..........................     24,057,596      751,018,160      43,657,985       220,381,320
     MSF MFS Total Return Subaccount.............................      2,891,784      403,592,410      23,174,416        90,991,296

(a)  For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     MSF MFS Value Subaccount...................................      8,613,891      120,646,064        84,791,942        27,247,972
     MSF MSCI EAFE Index Subaccount.............................      4,798,795       75,399,741         3,470,986         6,761,479
     MSF Neuberger Berman Genesis Subaccount....................      4,585,355       65,420,291        75,183,633        11,046,288
     MSF Russell 2000 Index Subaccount..........................      6,231,689       85,248,581         4,955,225        12,457,858
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,219,784       35,331,649        23,935,547        24,516,222
     MSF T. Rowe Price Small Cap Growth Subaccount..............      5,500,465       78,015,513        11,010,627        18,649,159
     MSF Western Asset Management Strategic Bond Opportunities
       Subaccount...............................................      3,361,244       42,536,714         4,607,424        13,251,176
     MSF Western Asset Management U.S. Government Subaccount....      9,145,643      109,288,748         7,378,278        28,893,864
     Pioneer VCT Disciplined Value Subaccount...................        742,662        8,353,323           843,859         2,811,201
     Pioneer VCT Emerging Markets Subaccount....................        478,101       12,555,503           584,933         2,879,382
     Pioneer VCT Equity Income Subaccount.......................        665,179       13,574,425         1,067,135         5,088,458
     Pioneer VCT Ibbotson Growth Allocation Subaccount..........     19,347,985      217,409,426        14,283,698        25,095,981
     Pioneer VCT Ibbotson Moderate Allocation Subaccount........      9,428,395      101,372,856         8,663,476        19,940,587
     Pioneer VCT Mid Cap Value Subaccount.......................      1,292,768       25,260,281         1,323,706         8,548,988
     Pioneer VCT Real Estate Shares Subaccount..................        559,643       10,567,183         1,281,700         2,803,254
     UIF Growth Subaccount......................................        249,199        3,933,592           468,231         2,351,405
     UIF U.S. Real Estate Subaccount............................        691,978       10,550,996         1,043,095         4,183,223
     Wells Fargo VT Small Cap Value Subaccount..................        259,198        2,412,916            94,771           778,675

(a)  For the period April 29, 2013 to December 31, 2013.

This page is intentionally left blank.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                                                          ALLIANCEBERNSTEIN GLOBAL
                                       ALGER CAPITAL APPRECIATION              THEMATIC GROWTH
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  -------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............        1,645,523        2,234,246        1,104,786       1,221,384
Units issued and transferred
   from other funding options......           77,409          294,395           52,155         129,193
Units redeemed and transferred to
   other funding options...........        (447,453)        (883,118)        (217,100)       (245,791)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................        1,275,479        1,645,523          939,841       1,104,786
                                     ===============  ===============  ===============  ==============



                                           AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............       6,125,338        6,649,857       74,340,049       92,495,761
Units issued and transferred
   from other funding options......         938,294        2,069,548        3,210,111        3,643,151
Units redeemed and transferred to
   other funding options...........     (2,459,658)      (2,594,067)     (15,834,550)     (21,798,863)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................       4,603,974        6,125,338       61,715,610       74,340,049
                                     ==============  ===============  ===============  ===============


                                              AMERICAN FUNDS
                                        GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        1,174,553        1,623,025      187,729,621      226,708,667
Units issued and transferred
   from other funding options......          123,443          271,167        7,280,620        7,165,670
Units redeemed and transferred to
   other funding options...........        (287,811)        (719,639)     (40,163,591)     (46,144,716)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        1,010,185        1,174,553      154,846,650      187,729,621
                                     ===============  ===============  ===============  ===============

                                             AMERICAN FUNDS
                                              GROWTH-INCOME             DELAWARE VIP SMALL CAP VALUE
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............     174,788,776      212,465,063        5,246,939        5,815,368
Units issued and transferred
   from other funding options......       6,753,748        5,747,361          336,199          439,078
Units redeemed and transferred to
   other funding options...........    (38,779,390)     (43,423,648)        (752,852)      (1,007,507)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................     142,763,134      174,788,776        4,830,286        5,246,939
                                     ==============  ===============  ===============  ===============


                                       DREYFUS SOCIALLY RESPONSIBLE
                                                  GROWTH                    DWS I CAPITAL GROWTH
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............          429,359          536,060        7,339,612        8,491,921
Units issued and transferred
   from other funding options......              922            8,246          165,822          297,934
Units redeemed and transferred to
   other funding options...........         (32,167)        (114,947)      (1,800,886)      (1,450,243)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................          398,114          429,359        5,704,548        7,339,612
                                     ===============  ===============  ===============  ===============


                                                                         DWS II GOVERNMENT & AGENCY
                                        DWS II GLOBAL GROWTH VIP                 SECURITIES
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............       1,766,415        2,219,665        4,017,203        5,140,392
Units issued and transferred
   from other funding options......          69,833           81,579          297,927          695,703
Units redeemed and transferred to
   other funding options...........       (423,661)        (534,829)      (1,484,437)      (1,818,892)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................       1,412,587        1,766,415        2,830,693        4,017,203
                                     ==============  ===============  ===============  ===============

                                          DWS II SMALL MID CAP
                                                  VALUE                     FIDELITY VIP CONTRAFUND
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------  ---------------  ----------------

Units beginning of year............        3,970,007        4,665,637      123,668,052       141,726,054
Units issued and transferred
   from other funding options......          268,405          181,846        9,668,225         9,011,322
Units redeemed and transferred to
   other funding options...........      (1,135,139)        (877,476)     (24,655,803)      (27,069,324)
                                     ---------------  ---------------  ---------------  ----------------
Units end of year..................        3,103,273        3,970,007      108,680,474       123,668,052
                                     ===============  ===============  ===============  ================


                                      FIDELITY VIP DYNAMIC CAPITAL
                                              APPRECIATION                FIDELITY VIP EQUITY-INCOME
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2013              2012             2013             2012
                                     ---------------  ---------------  ---------------  ----------------

Units beginning of year............        1,416,012        1,629,814       69,667,292        78,077,952
Units issued and transferred
   from other funding options......           85,248          429,851        3,232,795         3,481,471
Units redeemed and transferred to
   other funding options...........        (303,594)        (643,653)      (9,212,417)      (11,892,131)
                                     ---------------  ---------------  ---------------  ----------------
Units end of year..................        1,197,666        1,416,012       63,687,670        69,667,292
                                     ===============  ===============  ===============  ================



                                        FIDELITY VIP HIGH INCOME             FIDELITY VIP MID CAP
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2013              2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        8,865,709        9,899,875      114,724,500      131,855,567
Units issued and transferred
   from other funding options......          621,891          806,737        7,517,402        9,553,588
Units redeemed and transferred to
   other funding options...........      (1,615,010)      (1,840,903)     (20,402,748)     (26,684,655)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        7,872,590        8,865,709      101,839,154      114,724,500
                                     ===============  ===============  ===============  ===============

                                          FTVIPT FRANKLIN INCOME            FTVIPT FRANKLIN RISING
                                                SECURITIES                   DIVIDENDS SECURITIES
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       20,017,657       22,928,793       12,855,504       15,551,161
Units issued and transferred
   from other funding options......        1,812,464        2,097,819        2,639,025          808,561
Units redeemed and transferred to
   other funding options...........      (4,796,409)      (5,008,955)      (3,460,225)      (3,504,218)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       17,033,712       20,017,657       12,034,304       12,855,504
                                     ===============  ===============  ===============  ===============


                                      FTVIPT FRANKLIN SMALL-MID CAP         FTVIPT MUTUAL SHARES
                                            GROWTH SECURITIES                    SECURITIES
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       21,757,192       25,729,063       18,783,084       26,399,650
Units issued and transferred
   from other funding options......        1,642,422        1,458,236          323,847          716,000
Units redeemed and transferred to
   other funding options...........      (5,054,828)      (5,430,107)      (4,912,215)      (8,332,566)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       18,344,786       21,757,192       14,194,716       18,783,084
                                     ===============  ===============  ===============  ===============


                                        FTVIPT TEMPLETON DEVELOPING        FTVIPT TEMPLETON FOREIGN
                                            MARKETS SECURITIES                    SECURITIES
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       12,276,465       13,337,044       59,299,810       69,167,489
Units issued and transferred
   from other funding options......        2,117,595        1,999,457        3,666,572        4,543,293
Units redeemed and transferred to
   other funding options...........      (3,377,292)      (3,060,036)     (13,363,907)     (14,410,972)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       11,016,768       12,276,465       49,602,475       59,299,810
                                     ===============  ===============  ===============  ===============

(a) For the period April 29, 2013 to December 31, 2013.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                       INVESCO V.I. AMERICAN FRANCHISE         INVESCO V.I. COMSTOCK
                                                 SUBACCOUNT                         SUBACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------

Units beginning of year............         8,990,506        10,789,832         7,161,636         8,566,782
Units issued and transferred
   from other funding options......         1,122,373           198,500         2,518,290            91,543
Units redeemed and transferred to
   other funding options...........       (2,595,021)       (1,997,826)       (3,861,489)       (1,496,689)
                                     ----------------  ----------------  ----------------  ----------------
Units end of year..................         7,517,858         8,990,506         5,818,437         7,161,636
                                     ================  ================  ================  ================



                                     INVESCO V.I. DIVERSIFIED DIVIDEND    INVESCO V.I. EQUITY AND INCOME
                                                SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------

Units beginning of year............         1,166,210         1,477,262        49,170,292        70,089,823
Units issued and transferred
   from other funding options......            86,574            51,025         2,087,711         3,135,678
Units redeemed and transferred to
   other funding options...........         (269,585)         (362,077)      (12,739,775)      (24,055,209)
                                     ----------------  ----------------  ----------------  ----------------
Units end of year..................           983,199         1,166,210        38,518,228        49,170,292
                                     ================  ================  ================  ================


                                               INVESCO V.I.                        INVESCO V.I.
                                           GOVERNMENT SECURITIES                 GROWTH AND INCOME
                                                SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------

Units beginning of year............        13,042,147        16,254,323        56,626,334        72,432,015
Units issued and transferred
   from other funding options......         2,882,935           481,791         3,657,725         1,176,705
Units redeemed and transferred to
   other funding options...........       (5,648,489)       (3,693,967)      (14,908,458)      (16,982,386)
                                     ----------------  ----------------  ----------------  ----------------
Units end of year..................        10,276,593        13,042,147        45,375,601        56,626,334
                                     ================  ================  ================  ================


                                        INVESCO V.I. S&P 500 INDEX           INVESCO V.I. UTILITIES
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2013             2012             2013              2012
                                     ---------------  ----------------  ---------------  ---------------

Units beginning of year............        2,132,423         2,706,272        1,026,009        1,250,696
Units issued and transferred
   from other funding options......          139,707           145,749          242,996          225,407
Units redeemed and transferred to
   other funding options...........        (620,809)         (719,598)        (350,359)        (450,094)
                                     ---------------  ----------------  ---------------  ---------------
Units end of year..................        1,651,321         2,132,423          918,646        1,026,009
                                     ===============  ================  ===============  ===============



                                         JANUS ASPEN ENTERPRISE           JANUS ASPEN GLOBAL RESEARCH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2013              2012             2013             2012
                                     ---------------  ---------------  ----------------  ---------------

Units beginning of year............       13,439,690       15,657,254           821,059          865,137
Units issued and transferred
   from other funding options......        1,088,380          954,097            54,216           74,255
Units redeemed and transferred to
   other funding options...........      (3,931,504)      (3,171,661)          (76,978)        (118,333)
                                     ---------------  ---------------  ----------------  ---------------
Units end of year..................       10,596,566       13,439,690           798,297          821,059
                                     ===============  ===============  ================  ===============


                                                                               LMPVET CLEARBRIDGE
                                           JANUS ASPEN OVERSEAS            VARIABLE AGGRESSIVE GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2013             2012              2013             2012
                                     ---------------  ----------------  ---------------  ----------------

Units beginning of year............       32,661,250        35,812,624      276,489,134       346,829,648
Units issued and transferred
   from other funding options......        3,328,080         4,561,615       11,783,512         8,747,447
Units redeemed and transferred to
   other funding options...........      (7,907,935)       (7,712,989)     (58,148,588)      (79,087,961)
                                     ---------------  ----------------  ---------------  ----------------
Units end of year..................       28,081,395        32,661,250      230,124,058       276,489,134
                                     ===============  ================  ===============  ================

                                           LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                         VARIABLE ALL CAP VALUE            VARIABLE APPRECIATION
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     230,712,859      289,032,086     209,159,554      264,460,402
Units issued and transferred
   from other funding options......       6,690,767        6,994,196       5,178,258        5,612,014
Units redeemed and transferred to
   other funding options...........    (47,590,383)     (65,313,423)    (42,822,984)     (60,912,862)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................     189,813,243      230,712,859     171,514,828      209,159,554
                                     ==============  ===============  ==============  ===============


                                           LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                         VARIABLE EQUITY INCOME          VARIABLE LARGE CAP GROWTH      VARIABLE LARGE CAP VALUE
                                               SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2013            2012             2013            2012            2013            2012
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      94,929,719      116,486,691      72,914,920      87,976,409      91,023,321     106,825,703
Units issued and transferred
   from other funding options......       4,899,425        5,876,306       1,784,706       2,171,915       4,227,034       2,687,838
Units redeemed and transferred to
   other funding options...........    (21,439,380)     (27,433,278)    (15,172,477)    (17,233,404)    (18,470,136)    (18,490,220)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      78,389,764       94,929,719      59,527,149      72,914,920      76,780,219      91,023,321
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                          LMPVET CLEARBRIDGE
                                         VARIABLE MID CAP CORE
                                              SUBACCOUNT
                                     ------------------------------
                                          2013            2012
                                     --------------  --------------

Units beginning of year............      22,961,433      29,141,332
Units issued and transferred
   from other funding options......         816,819       1,210,340
Units redeemed and transferred to
   other funding options...........     (5,017,077)     (7,390,239)
                                     --------------  --------------
Units end of year..................      18,761,175      22,961,433
                                     ==============  ==============

                                           LMPVET CLEARBRIDGE            LMPVET INVESTMENT COUNSEL
                                        VARIABLE SMALL CAP GROWTH        VARIABLE SOCIAL AWARENESS
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  --------------------------------
                                          2013            2012             2013             2012
                                     --------------  --------------  ---------------  ---------------

Units beginning of year............      31,622,684      38,530,720       19,935,151       23,310,011
Units issued and transferred
   from other funding options......       4,452,537       2,658,977          719,434          674,595
Units redeemed and transferred to
   other funding options...........     (7,289,925)     (9,567,013)      (3,004,487)      (4,049,455)
                                     --------------  --------------  ---------------  ---------------
Units end of year..................      28,785,296      31,622,684       17,650,098       19,935,151
                                     ==============  ==============  ===============  ===============


                                         LMPVET VARIABLE LIFESTYLE        LMPVET VARIABLE LIFESTYLE
                                              ALLOCATION 50%                   ALLOCATION 70%
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       44,938,353       54,802,370       29,657,743       35,895,323
Units issued and transferred
   from other funding options......        1,573,982        1,804,909          320,844          571,889
Units redeemed and transferred to
   other funding options...........      (8,640,204)     (11,668,926)      (4,916,413)      (6,809,469)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       37,872,131       44,938,353       25,062,174       29,657,743
                                     ===============  ===============  ===============  ===============


                                        LMPVET VARIABLE LIFESTYLE          LMPVIT WESTERN ASSET
                                             ALLOCATION 85%           VARIABLE GLOBAL HIGH YIELD BOND
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............       19,365,531      24,183,514       5,919,632        7,281,992
Units issued and transferred
   from other funding options......          219,527         202,722       2,111,082          478,177
Units redeemed and transferred to
   other funding options...........      (3,164,802)     (5,020,705)     (3,048,606)      (1,840,537)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................       16,420,256      19,365,531       4,982,108        5,919,632
                                     ===============  ==============  ==============  ===============

(a) For the period April 29, 2013 to December 31, 2013.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                          LMPVIT WESTERN ASSET               MIST AMERICAN FUNDS
                                          VARIABLE HIGH INCOME               BALANCED ALLOCATION
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       54,128,179      66,903,303        2,190,157        1,843,499
Units issued and transferred
   from other funding options......        3,527,842       2,458,833        1,177,527          648,933
Units redeemed and transferred to
   other funding options...........     (12,905,119)    (15,233,957)        (386,907)        (302,275)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       44,750,902      54,128,179        2,980,777        2,190,157
                                     ===============  ==============  ===============  ===============


                                           MIST AMERICAN FUNDS              MIST AMERICAN FUNDS
                                            GROWTH ALLOCATION               MODERATE ALLOCATION
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............       1,922,890        1,580,396        1,804,687       1,316,789
Units issued and transferred
   from other funding options......       1,060,112          769,280          745,667         617,554
Units redeemed and transferred to
   other funding options...........       (253,816)        (426,786)        (406,587)       (129,656)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................       2,729,186        1,922,890        2,143,767       1,804,687
                                     ==============  ===============  ===============  ==============


                                                                               MIST BLACKROCK
                                        MIST BLACKROCK HIGH YIELD              LARGE CAP CORE
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............       53,791,302       62,492,572      38,383,679       46,368,859
Units issued and transferred
   from other funding options......        7,830,630        8,932,018       2,403,524        2,117,953
Units redeemed and transferred to
   other funding options...........     (16,109,738)     (17,633,288)     (6,991,917)     (10,103,133)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................       45,512,194       53,791,302      33,795,286       38,383,679
                                     ===============  ===============  ==============  ===============

                                                                               MIST CLEARBRIDGE
                                     MIST CLARION GLOBAL REAL ESTATE           AGGRESSIVE GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013             2012
                                     --------------  ---------------   ---------------  ---------------

Units beginning of year............      68,080,621       77,408,843         4,186,645        4,640,959
Units issued and transferred
   from other funding options......       9,239,675        5,892,283         3,222,365          824,757
Units redeemed and transferred to
   other funding options...........    (16,727,497)     (15,220,505)       (1,734,981)      (1,279,071)
                                     --------------  ---------------   ---------------  ---------------
Units end of year..................      60,592,799       68,080,621         5,674,029        4,186,645
                                     ==============  ===============   ===============  ===============


                                            MIST CLEARBRIDGE                 MIST HARRIS OAKMARK
                                          AGGRESSIVE GROWTH II                  INTERNATIONAL
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ------------------------------
                                          2013             2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............       99,435,525      112,073,709      42,865,772      49,035,319
Units issued and transferred
   from other funding options......        4,533,289        5,932,404       8,229,037       4,764,889
Units redeemed and transferred to
   other funding options...........     (16,839,380)     (18,570,588)    (11,954,859)    (10,934,436)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................       87,129,434       99,435,525      39,139,950      42,865,772
                                     ===============  ===============  ==============  ==============



                                           MIST INVESCO COMSTOCK         MIST INVESCO MID CAP VALUE
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      105,506,703      137,929,311       49,340,187       48,643,274
Units issued and transferred
   from other funding options......        5,305,754        3,198,466        3,828,388       10,937,641
Units redeemed and transferred to
   other funding options...........     (26,440,389)     (35,621,074)     (11,522,600)     (10,240,728)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       84,372,068      105,506,703       41,645,975       49,340,187
                                     ===============  ===============  ===============  ===============


                                      MIST INVESCO SMALL CAP GROWTH     MIST JPMORGAN SMALL CAP VALUE
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............        6,837,358        8,619,870       8,174,785       9,341,233
Units issued and transferred
   from other funding options......        1,846,637          995,839       1,588,705       1,222,523
Units redeemed and transferred to
   other funding options...........      (2,080,986)      (2,778,351)     (2,488,051)     (2,388,971)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................        6,603,009        6,837,358       7,275,439       8,174,785
                                     ===============  ===============  ==============  ==============


                                         MIST LOOMIS SAYLES GLOBAL          MIST LORD ABBETT BOND
                                                  MARKETS                         DEBENTURE
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............       26,809,216       30,124,440      26,255,396       32,502,638
Units issued and transferred
   from other funding options......        1,225,852        1,394,518       2,175,692        2,867,812
Units redeemed and transferred to
   other funding options...........      (4,124,916)      (4,709,742)     (6,736,546)      (9,115,054)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................       23,910,152       26,809,216      21,694,542       26,255,396
                                     ===============  ===============  ==============  ===============


                                          MIST MET/EATON VANCE             MIST METLIFE AGGRESSIVE
                                              FLOATING RATE                       STRATEGY
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        2,309,179        1,214,850      51,476,410       54,062,263
Units issued and transferred
   from other funding options......        3,482,590        1,528,125       4,144,074        4,383,614
Units redeemed and transferred to
   other funding options...........      (1,175,264)        (433,796)     (6,474,716)      (6,969,467)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        4,616,505        2,309,179      49,145,768       51,476,410
                                     ===============  ===============  ==============  ===============

                                          MIST METLIFE BALANCED             MIST METLIFE GROWTH
                                                STRATEGY                         STRATEGY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      17,469,564       19,472,712      15,063,300       16,695,645
Units issued and transferred
   from other funding options......         909,872          153,829         161,675          258,473
Units redeemed and transferred to
   other funding options...........     (2,505,589)      (2,156,977)     (3,334,843)      (1,890,818)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      15,873,847       17,469,564      11,890,132       15,063,300
                                     ==============  ===============  ==============  ===============


                                          MIST METLIFE MODERATE          MIST MFS EMERGING MARKETS
                                                STRATEGY                          EQUITY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      11,059,027       12,096,560      27,471,452       32,814,639
Units issued and transferred
   from other funding options......         390,083          516,695       2,960,921        1,910,708
Units redeemed and transferred to
   other funding options...........     (1,801,934)      (1,554,228)     (6,813,696)      (7,253,895)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       9,647,176       11,059,027      23,618,677       27,471,452
                                     ==============  ===============  ==============  ===============


                                           MIST MFS RESEARCH              MIST MORGAN STANLEY
                                             INTERNATIONAL                  MID CAP GROWTH
                                              SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------  ------------------------------
                                          2013            2012            2013            2012
                                     --------------  --------------  --------------  --------------

Units beginning of year............      64,389,120      77,589,499       8,161,498       9,246,133
Units issued and transferred
   from other funding options......       2,416,524       4,053,451       1,943,974       1,095,461
Units redeemed and transferred to
   other funding options...........    (12,808,946)    (17,253,830)     (3,295,517)     (2,180,096)
                                     --------------  --------------  --------------  --------------
Units end of year..................      53,996,698      64,389,120       6,809,955       8,161,498
                                     ==============  ==============  ==============  ==============

(a) For the period April 29, 2013 to December 31, 2013.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                                                             MIST PIMCO INFLATION
                                      MIST OPPENHEIMER GLOBAL EQUITY            PROTECTED BOND
                                                SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  -------------------------------
                                           2013             2012             2013             2012
                                      --------------  ---------------   --------------  ---------------

Units beginning of year............      280,274,259      319,487,588       76,954,212       81,257,553
Units issued and transferred
   from other funding options......      325,108,008       13,204,233        7,213,962       16,446,646
Units redeemed and transferred to
   other funding options...........    (321,014,803)     (52,417,562)     (27,740,019)     (20,749,987)
                                      --------------  ---------------   --------------  ---------------
Units end of year..................      284,367,464      280,274,259       56,428,155       76,954,212
                                      ==============  ===============   ==============  ===============




                                         MIST PIMCO TOTAL RETURN            MIST PIONEER FUND          MIST PIONEER STRATEGIC INCOME
                                               SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2013            2012            2013             2012            2013            2012
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............     230,205,457     260,102,976      37,349,570       43,521,716     117,013,589     134,759,531
Units issued and transferred
   from other funding options......      20,458,371      28,318,767       1,466,353        1,524,750      12,700,737      14,779,317
Units redeemed and transferred to
   other funding options...........    (63,501,098)    (58,216,286)     (7,348,674)      (7,696,896)    (33,875,782)    (32,525,259)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................     187,162,730     230,205,457      31,467,249       37,349,570      95,838,544     117,013,589
                                     ==============  ==============  ==============  ===============  ==============  ==============


                                      MIST PYRAMIS
                                         MANAGED
                                        PORTFOLIO
                                       SUBACCOUNT
                                     ---------------
                                        2013 (a)
                                     ---------------

Units beginning of year............               --
Units issued and transferred
   from other funding options......              127
Units redeemed and transferred to
   other funding options...........               --
                                     ---------------
Units end of year..................              127
                                     ===============

                                                MIST SSGA
                                          GROWTH AND INCOME ETF            MIST SSGA GROWTH ETF
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      96,610,845      102,294,878     123,165,362      133,087,707
Units issued and transferred
   from other funding options......       4,070,902        4,834,219       5,395,879        7,009,857
Units redeemed and transferred to
   other funding options...........    (10,602,663)     (10,518,252)    (12,794,947)     (16,932,202)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      90,079,084       96,610,845     115,766,294      123,165,362
                                     ==============  ===============  ==============  ===============


                                           MIST T. ROWE PRICE               MIST T. ROWE PRICE
                                             LARGE CAP VALUE                  MID CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     109,882,316      128,584,761       2,028,845        2,874,302
Units issued and transferred
   from other funding options......       7,395,922        5,206,738         211,458          431,944
Units redeemed and transferred to
   other funding options...........    (23,599,471)     (23,909,183)       (799,029)      (1,277,401)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      93,678,767      109,882,316       1,441,274        2,028,845
                                     ==============  ===============  ==============  ===============


                                            MIST THIRD AVENUE            MORGAN STANLEY MULTI CAP
                                             SMALL CAP VALUE                      GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      87,597,110      102,729,374         634,940          683,491
Units issued and transferred
   from other funding options......       3,305,350        4,198,888           2,479          134,143
Units redeemed and transferred to
   other funding options...........    (16,802,649)     (19,331,152)       (137,986)        (182,694)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      74,099,811       87,597,110         499,433          634,940
                                     ==============  ===============  ==============  ===============

                                         MSF BARCLAYS AGGREGATE
                                               BOND INDEX                MSF BLACKROCK BOND INCOME
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  ------------------------------
                                          2013             2012            2013            2012
                                     --------------  ---------------  --------------  --------------

Units beginning of year............      40,275,965       45,268,185     159,459,776     185,391,674
Units issued and transferred
   from other funding options......       1,718,500        2,911,941      12,910,377      14,170,027
Units redeemed and transferred to
   other funding options...........     (6,612,487)      (7,904,161)    (39,089,647)    (40,101,925)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      35,381,978       40,275,965     133,280,506     159,459,776
                                     ==============  ===============  ==============  ==============


                                              MSF BLACKROCK
                                          CAPITAL APPRECIATION           MSF BLACKROCK DIVERSIFIED
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............      165,758,971     197,272,481       95,084,218     105,534,840
Units issued and transferred
   from other funding options......        4,290,694       5,571,987        3,992,837       3,480,698
Units redeemed and transferred to
   other funding options...........     (32,977,499)    (37,085,497)     (11,517,347)    (13,931,320)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................      137,072,166     165,758,971       87,559,708      95,084,218
                                     ===============  ==============  ===============  ==============



                                      MSF BLACKROCK LARGE CAP VALUE     MSF BLACKROCK MONEY MARKET
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       11,585,791      13,528,382      305,952,973     355,598,094
Units issued and transferred
   from other funding options......          490,412         730,110      211,984,355     149,151,409
Units redeemed and transferred to
   other funding options...........      (2,629,226)     (2,672,701)    (245,453,183)   (198,796,530)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................        9,446,977      11,585,791      272,484,145     305,952,973
                                     ===============  ==============  ===============  ==============

                                                                                MSF FRONTIER
                                         MSF DAVIS VENTURE VALUE               MID CAP GROWTH
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       81,093,170      96,387,852       80,896,694       95,805,405
Units issued and transferred
   from other funding options......        1,564,692       2,319,534        4,726,792        3,785,668
Units redeemed and transferred to
   other funding options...........     (17,110,638)    (17,614,216)     (16,590,048)     (18,694,379)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       65,547,224      81,093,170       69,033,438       80,896,694
                                     ===============  ==============  ===============  ===============


                                                                             MSF LOOMIS SAYLES
                                           MSF JENNISON GROWTH                SMALL CAP CORE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............     347,786,347       60,489,570          324,926         421,875
Units issued and transferred
   from other funding options......      10,716,167      331,078,417          107,554          89,010
Units redeemed and transferred to
   other funding options...........    (52,125,332)     (43,781,640)        (227,155)       (185,959)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................     306,377,182      347,786,347          205,325         324,926
                                     ==============  ===============  ===============  ==============


                                         MSF MET/ARTISAN MID CAP            MSF MET/DIMENSIONAL
                                                  VALUE                 INTERNATIONAL SMALL COMPANY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2013            2012            2013             2012
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............          727,228         918,844         512,674           82,833
Units issued and transferred
   from other funding options......           86,080          49,909          72,120          475,285
Units redeemed and transferred to
   other funding options...........        (141,291)       (241,525)       (105,502)         (45,444)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................          672,017         727,228         479,292          512,674
                                     ===============  ==============  ==============  ===============

(a) For the period April 29, 2013 to December 31, 2013.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                         MSF METLIFE CONSERVATIVE         MSF METLIFE CONSERVATIVE TO
                                                ALLOCATION                    MODERATE ALLOCATION
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       33,750,786       31,816,365       69,601,690       75,138,747
Units issued and transferred
   from other funding options......        6,851,570        8,906,925        9,683,457       10,825,726
Units redeemed and transferred to
   other funding options...........     (13,302,055)      (6,972,504)     (16,267,964)     (16,362,783)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       27,300,301       33,750,786       63,017,183       69,601,690
                                     ===============  ===============  ===============  ===============


                                                MSF METLIFE                      MSF METLIFE
                                            MID CAP STOCK INDEX              MODERATE ALLOCATION
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        6,983,172        6,867,767      342,679,345      365,836,158
Units issued and transferred
   from other funding options......        3,035,554        1,987,923       28,928,743       27,008,932
Units redeemed and transferred to
   other funding options...........      (1,660,829)      (1,872,518)     (46,397,264)     (50,165,745)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        8,357,897        6,983,172      325,210,824      342,679,345
                                     ===============  ===============  ===============  ===============


                                         MSF METLIFE MODERATE TO
                                          AGGRESSIVE ALLOCATION            MSF METLIFE STOCK INDEX
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013              2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      301,438,988      320,193,265      746,876,608      660,304,058
Units issued and transferred
   from other funding options......       16,252,801       19,562,785       31,410,625      206,111,279
Units redeemed and transferred to
   other funding options...........     (36,432,025)     (38,317,062)    (159,207,628)    (119,538,729)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................      281,259,764      301,438,988      619,079,605      746,876,608
                                     ===============  ===============  ===============  ===============


                                          MSF MFS TOTAL RETURN                MSF MFS VALUE                MSF MSCI EAFE INDEX
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2013            2012            2013            2012             2013            2012
                                     --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year............     252,752,393     300,786,307      42,193,599      48,193,344       31,591,933      35,199,957
Units issued and transferred
   from other funding options......      12,924,295      10,295,635      50,072,122       4,138,969        1,817,759       1,670,192
Units redeemed and transferred to
   other funding options...........    (50,918,259)    (58,329,549)    (16,067,615)    (10,138,714)      (4,169,420)     (5,278,216)
                                     --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year..................     214,758,429     252,752,393      76,198,106      42,193,599       29,240,272      31,591,933
                                     ==============  ==============  ==============  ==============  ===============  ==============


                                              MSF NEUBERGER
                                             BERMAN GENESIS              MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  --------------

Units beginning of year............          70,294           12,539      33,654,928      37,289,119
Units issued and transferred
   from other funding options......      42,252,252           60,985       2,482,361       2,048,180
Units redeemed and transferred to
   other funding options...........     (6,330,914)          (3,230)     (4,868,690)     (5,682,371)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      35,991,632           70,294      31,268,599      33,654,928
                                     ==============  ===============  ==============  ==============


                                       MSF T. ROWE PRICE LARGE CAP
                                                 GROWTH
                                               SUBACCOUNT
                                     -------------------------------
                                          2013             2012
                                     --------------  ---------------

Units beginning of year............      32,201,056       37,121,993
Units issued and transferred
   from other funding options......      26,670,660        3,626,587
Units redeemed and transferred to
   other funding options...........    (26,460,307)      (8,547,524)
                                     --------------  ---------------
Units end of year..................      32,411,409       32,201,056
                                     ==============  ===============

                                        MSF T. ROWE PRICE SMALL CAP     MSF WESTERN ASSET MANAGEMENT
                                                  GROWTH                STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       62,635,996       71,061,468       33,573,093       39,676,652
Units issued and transferred
   from other funding options......        5,290,209        8,165,803        2,883,297        1,705,643
Units redeemed and transferred to
   other funding options...........     (11,934,919)     (16,591,275)      (8,807,313)      (7,809,202)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       55,991,286       62,635,996       27,649,077       33,573,093
                                     ===============  ===============  ===============  ===============


                                      MSF WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT            PIONEER VCT DISCIPLINED VALUE
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       89,352,294     101,794,264        9,719,668       10,856,888
Units issued and transferred
   from other funding options......        7,639,118      14,563,215          243,514          725,572
Units redeemed and transferred to
   other funding options...........     (23,300,847)    (27,005,185)      (2,153,482)      (1,862,792)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       73,690,565      89,352,294        7,809,700        9,719,668
                                     ===============  ==============  ===============  ===============



                                      PIONEER VCT EMERGING MARKETS        PIONEER VCT EQUITY INCOME
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............        5,609,487        6,504,758       11,046,306      12,775,811
Units issued and transferred
   from other funding options......          358,275          622,758          537,866         638,358
Units redeemed and transferred to
   other funding options...........      (1,240,213)      (1,518,029)      (2,729,799)     (2,367,863)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................        4,727,549        5,609,487        8,854,373      11,046,306
                                     ===============  ===============  ===============  ==============

                                           PIONEER VCT IBBOTSON             PIONEER VCT IBBOTSON
                                             GROWTH ALLOCATION               MODERATE ALLOCATION
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      196,235,811      206,818,842       97,323,359      107,898,072
Units issued and transferred
   from other funding options......       11,167,558        7,455,420        8,150,713        4,727,843
Units redeemed and transferred to
   other funding options...........     (19,070,596)     (18,038,451)     (17,046,347)     (15,302,556)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................      188,332,773      196,235,811       88,427,725       97,323,359
                                     ===============  ===============  ===============  ===============



                                        PIONEER VCT MID CAP VALUE       PIONEER VCT REAL ESTATE SHARES
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013              2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       17,566,894       21,724,375        5,535,016        6,712,774
Units issued and transferred
   from other funding options......          921,681        1,014,781          320,529          430,599
Units redeemed and transferred to
   other funding options...........      (4,539,721)      (5,172,262)      (1,176,153)      (1,608,357)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       13,948,854       17,566,894        4,679,392        5,535,016
                                     ===============  ===============  ===============  ===============



                                                UIF GROWTH                  UIF U.S. REAL ESTATE
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        5,479,096        6,391,312        9,063,057       11,698,765
Units issued and transferred
   from other funding options......        1,170,260          309,375        1,076,638          997,265
Units redeemed and transferred to
   other funding options...........      (2,751,714)      (1,221,591)      (3,012,369)      (3,632,973)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        3,897,642        5,479,096        7,127,326        9,063,057
                                     ===============  ===============  ===============  ===============

(a) For the period April 29, 2013 to December 31, 2013.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                        WELLS FARGO VT SMALL CAP VALUE
                                                  SUBACCOUNT
                                        --------------------------------
                                             2013             2012
                                        ---------------  ---------------

Units beginning of year...............        1,781,119        2,074,209
Units issued and transferred
   from other funding options.........           50,891           76,493
Units redeemed and transferred to
   other funding options..............        (402,220)        (369,583)
                                        ---------------  ---------------
Units end of year.....................        1,429,790        1,781,119
                                        ===============  ===============

(a) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for the respective stated periods in the five years ended December 31, 2013:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  Alger Capital Appreciation     2013     1,275,479      2.17 - 2.78       3,363,995
     Subaccount                  2012     1,645,523      1.66 - 2.09       3,300,965
                                 2011     2,234,246      1.44 - 1.80       3,906,644
                                 2010     2,108,411      1.49 - 1.84       3,755,704
                                 2009     2,568,654      1.34 - 1.65       4,100,549

  AllianceBernstein Global       2013       939,841      0.94 - 0.97         901,277
     Thematic Growth Subaccount  2012     1,104,786      0.78 - 0.80         878,354
                                 2011     1,221,384      0.70 - 0.72         873,875
                                 2010     1,545,364      0.94 - 0.96       1,471,499
                                 2009     1,859,710      0.80 - 0.82       1,520,169

  American Funds Bond            2013     4,603,974      1.59 - 1.73       7,716,511
     Subaccount                  2012     6,125,338      1.66 - 1.80      10,642,898
                                 2011     6,649,857      1.61 - 1.73      11,151,382
                                 2010     6,629,074      1.54 - 1.65      10,629,167
                                 2009     5,354,874      1.48 - 1.57       8,185,030

  American Funds Global          2013    61,715,610      1.88 - 2.93     150,574,183
     Growth Subaccount           2012    74,340,049      1.48 - 2.31     143,143,628
                                 2011    92,495,761      1.23 - 1.92     148,056,485
                                 2010   115,240,903      1.38 - 2.14     206,239,786
                                 2009   130,525,259      1.26 - 1.95     212,149,219

  American Funds Global Small    2013     1,010,185      3.38 - 3.65       3,564,842
     Capitalization Subaccount   2012     1,174,553      2.68 - 2.89       3,283,267
                                 2011     1,623,025      2.32 - 2.48       3,907,280
                                 2010     2,635,611      2.92 - 3.11       7,972,844
                                 2009     1,997,395      2.43 - 2.58       5,011,389

  American Funds Growth          2013   154,846,650      1.55 - 2.51     325,074,327
     Subaccount                  2012   187,729,621      1.22 - 1.96     309,138,975
                                 2011   226,708,667      1.06 - 1.69     323,137,038
                                 2010   282,002,413      1.14 - 1.80     428,158,662
                                 2009   323,767,342      0.99 - 1.54     421,186,273

  American Funds                 2013   142,763,134      1.49 - 2.21     279,010,804
     Growth-Income Subaccount    2012   174,788,776      1.14 - 1.68     261,008,029
                                 2011   212,465,063      1.00 - 1.46     275,594,046
                                 2010   266,085,972      1.04 - 1.51     358,904,564
                                 2009   305,682,875      0.95 - 1.38     376,941,251



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Alger Capital Appreciation     2013      0.10         1.55 - 2.65         31.27 - 32.72
     Subaccount                  2012      0.46         1.55 - 2.65         14.79 - 16.07
                                 2011        --         1.55 - 2.65       (3.24) - (2.17)
                                 2010      0.23         1.55 - 2.65         10.70 - 11.89
                                 2009        --         1.55 - 2.65         46.68 - 48.33

  AllianceBernstein Global       2013      0.02         1.65 - 1.90         20.61 - 20.92
     Thematic Growth Subaccount  2012        --         1.65 - 1.90         11.10 - 11.38
                                 2011      0.36         1.65 - 1.90     (24.89) - (24.66)
                                 2010      1.97         1.65 - 1.90         16.42 - 16.57
                                 2009        --         1.65 - 1.90         50.28 - 50.64

  American Funds Bond            2013      1.60         1.40 - 1.90       (4.00) - (3.52)
     Subaccount                  2012      2.46         1.40 - 1.90           3.38 - 3.90
                                 2011      3.15         1.40 - 1.90           4.08 - 4.60
                                 2010      3.26         1.40 - 1.90           4.47 - 4.96
                                 2009      4.01         1.40 - 1.90         10.47 - 11.08

  American Funds Global          2013      1.20         0.30 - 2.60         25.86 - 28.79
     Growth Subaccount           2012      0.84         0.30 - 2.60         19.40 - 22.19
                                 2011      1.21         0.30 - 2.70      (11.30) - (9.16)
                                 2010      1.45         0.30 - 2.70          8.71 - 11.44
                                 2009      1.43         0.30 - 2.70         38.52 - 41.88

  American Funds Global Small    2013      0.86         1.40 - 1.90         25.87 - 26.50
     Capitalization Subaccount   2012      1.34         1.40 - 1.90         15.94 - 16.53
                                 2011      1.46         1.40 - 1.90     (20.66) - (20.26)
                                 2010      1.81         1.40 - 1.90         20.08 - 20.69
                                 2009      0.46         1.40 - 1.90         58.31 - 59.01

  American Funds Growth          2013      0.90         0.30 - 2.70         26.64 - 29.71
     Subaccount                  2012      0.76         0.30 - 2.70         14.74 - 17.54
                                 2011      0.58         0.30 - 2.70       (6.83) - (4.57)
                                 2010      0.70         0.30 - 2.70         15.51 - 18.38
                                 2009      0.66         0.30 - 2.70         35.68 - 38.90

  American Funds                 2013      1.29         0.30 - 2.75         29.88 - 33.10
     Growth-Income Subaccount    2012      1.53         0.30 - 2.75         14.28 - 17.13
                                 2011      1.43         0.30 - 2.75       (4.48) - (2.15)
                                 2010      1.43         0.30 - 2.75          8.45 - 11.08
                                 2009      1.60         0.30 - 2.75         27.57 - 30.86



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ----------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                        UNITS        HIGHEST ($)      ASSETS ($)
                                    ------------  ----------------  --------------
  Delaware VIP Small Cap      2013     4,830,286       2.51 - 4.57      15,302,896
     Value Subaccount         2012     5,246,939       1.89 - 3.44      12,614,903
                              2011     5,815,368       1.66 - 3.04      12,653,755
                              2010    10,497,320       1.69 - 3.10      24,258,561
                              2009    11,809,419       1.28 - 2.36      21,004,334

  Dreyfus Socially            2013       398,114       1.50 - 1.87         710,335
     Responsible Growth       2012       429,359       1.15 - 1.41         581,605
     Subaccount               2011       536,060       1.05 - 1.29         663,326
                              2010       480,877       1.08 - 1.30         602,610
                              2009       574,094       0.96 - 1.15         639,903

  DWS I Capital Growth        2013     5,704,548       1.53 - 1.97      10,652,439
     Subaccount               2012     7,339,612       1.17 - 1.49      10,389,318
                              2011     8,491,921       1.04 - 1.31      10,582,962
                              2010     7,420,886       1.12 - 1.40       9,928,161
                              2009     8,917,378       0.99 - 1.22      10,469,508

  DWS II Global Growth VIP    2013     1,412,587       1.37 - 2.02       2,639,079
     Subaccount               2012     1,766,415       1.16 - 1.69       2,776,163
                              2011     2,219,665       1.00 - 1.45       3,026,970
                              2010     2,895,029       1.21 - 1.72       4,734,517
                              2009     3,417,264       1.09 - 1.55       5,030,435

  DWS II Government & Agency  2013     2,830,693       1.12 - 1.26       3,417,259
     Securities Subaccount    2012     4,017,203       1.19 - 1.32       5,114,710
                              2011     5,140,392       1.19 - 1.31       6,487,438
                              2010     4,693,342       1.14 - 1.24       5,647,349
                              2009     5,472,346       1.10 - 1.18       6,311,542

  DWS II Small Mid Cap Value  2013     3,103,273       1.69 - 2.83       8,094,382
     Subaccount               2012     3,970,007       1.28 - 2.14       7,824,888
                              2011     4,665,637       1.16 - 1.91       8,261,005
                              2010     5,549,304       1.27 - 2.08      10,696,706
                              2009     6,769,158       1.06 - 1.72      10,898,028

  Fidelity VIP Contrafund     2013   108,680,474       1.60 - 2.59     255,326,876
     Subaccount               2012   123,668,052       1.25 - 2.01     224,167,053
                              2011   141,726,054       1.09 - 1.77     223,715,085
                              2010   160,809,148       1.15 - 1.85     264,096,436
                              2009   181,273,642       1.00 - 1.61     257,127,712

  Fidelity VIP Dynamic        2013     1,197,666       1.51 - 2.59       2,445,391
     Capital Appreciation     2012     1,416,012       1.11 - 1.88       2,129,562
     Subaccount               2011     1,629,814       0.92 - 1.54       2,068,621
                              2010     1,800,348       0.96 - 1.59       2,381,228
                              2009     2,259,227       0.82 - 1.35       2,578,968

  Fidelity VIP Equity-Income  2013    63,687,670       1.56 - 4.32     261,131,881
     Subaccount               2012    69,667,292       1.22 - 3.41     224,230,879
                              2011    78,077,952       1.06 - 2.94     213,824,134
                              2010    87,497,260       1.07 - 2.95     237,379,610
                              2009   108,541,676       0.95 - 2.60     240,102,941



                                               FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Delaware VIP Small Cap      2013      0.72         0.30 - 1.30         31.78 - 33.11
     Value Subaccount         2012      0.59         0.30 - 1.30         12.43 - 13.56
                              2011      0.67         0.30 - 1.30       (2.60) - (1.66)
                              2010      0.66         0.30 - 2.60         28.92 - 31.90
                              2009      1.02         0.30 - 2.60         28.40 - 31.49

  Dreyfus Socially            2013      1.03         1.55 - 2.65         30.49 - 31.94
     Responsible Growth       2012      0.63         1.55 - 2.65           8.76 - 9.97
     Subaccount               2011      0.67         1.55 - 2.65       (1.95) - (0.92)
                              2010      0.73         1.55 - 2.65         11.51 - 12.77
                              2009      0.64         1.55 - 2.65         29.92 - 31.39

  DWS I Capital Growth        2013      0.99         1.55 - 2.65         30.69 - 32.13
     Subaccount               2012      0.54         1.55 - 2.65         12.57 - 13.83
                              2011      0.36         1.55 - 2.65       (7.23) - (6.23)
                              2010      0.58         1.55 - 2.65         13.26 - 14.61
                              2009      1.08         1.55 - 2.65         23.17 - 24.54

  DWS II Global Growth VIP    2013      1.00         1.55 - 2.65         18.45 - 19.75
     Subaccount               2012      1.06         1.55 - 2.65         15.05 - 16.33
                              2011      0.24         1.55 - 2.65     (16.91) - (15.95)
                              2010      0.62         1.55 - 2.65         10.27 - 11.51
                              2009      1.26         1.55 - 2.65         39.48 - 41.06

  DWS II Government & Agency  2013      2.71         1.55 - 2.65       (5.78) - (4.74)
     Securities Subaccount    2012      3.52         1.55 - 2.65         (0.21) - 0.90
                              2011      3.81         1.55 - 2.65           4.39 - 5.49
                              2010      4.40         1.55 - 2.65           3.45 - 4.56
                              2009      4.70         1.55 - 2.65           4.95 - 6.09

  DWS II Small Mid Cap Value  2013      0.83         1.55 - 2.65         31.18 - 32.63
     Subaccount               2012      0.81         1.55 - 2.65         10.40 - 11.63
                              2011      0.68         1.55 - 2.65       (8.79) - (7.76)
                              2010      0.93         1.55 - 2.65         19.45 - 20.78
                              2009      1.69         1.55 - 2.65         25.92 - 27.35

  Fidelity VIP Contrafund     2013      0.84         0.30 - 2.65         27.53 - 30.56
     Subaccount               2012      1.10         0.30 - 2.65         13.09 - 15.79
                              2011      0.77         0.30 - 2.70       (5.31) - (3.06)
                              2010      1.01         0.30 - 2.70         13.91 - 16.63
                              2009      1.23         0.30 - 2.70         31.90 - 35.08

  Fidelity VIP Dynamic        2013      0.12         0.30 - 2.50         34.84 - 37.84
     Capital Appreciation     2012      0.53         0.30 - 2.50         19.22 - 21.88
     Subaccount               2011        --         0.30 - 2.50       (5.15) - (3.02)
                              2010      0.23         0.30 - 2.50         15.01 - 17.63
                              2009      0.02         0.30 - 2.50         32.49 - 35.41

  Fidelity VIP Equity-Income  2013      2.47         0.30 - 1.90         25.42 - 27.76
     Subaccount               2012      3.06         0.30 - 1.90         14.84 - 16.95
                              2011      2.43         0.30 - 1.90         (1.18) - 0.67
                              2010      1.75         0.30 - 1.90         12.67 - 14.86
                              2009      2.34         0.30 - 1.90         27.47 - 29.73



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                          ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                              UNITS        HIGHEST ($)     ASSETS ($)
                                          ------------  ---------------  --------------
  Fidelity VIP High Income          2013     7,872,590      1.77 - 3.12      24,369,719
     Subaccount                     2012     8,865,709      1.69 - 2.98      26,193,581
                                    2011     9,899,875      1.50 - 2.64      25,924,805
                                    2010    11,343,721      1.46 - 2.57      28,813,104
                                    2009    14,725,421      1.25 - 2.29      31,480,724

  Fidelity VIP Mid Cap              2013   101,839,154      1.80 - 3.51     312,221,233
     Subaccount                     2012   114,724,500      1.36 - 2.62     262,317,915
                                    2011   131,855,567      1.20 - 2.32     267,439,944
                                    2010   150,237,224      1.38 - 2.65     346,905,399
                                    2009   163,964,353      1.10 - 2.10     298,753,019

  FTVIPT Franklin Income            2013    17,033,712      1.45 - 6.01      36,879,662
     Securities Subaccount          2012    20,017,657      1.30 - 5.35      38,617,121
                                    2011    22,928,793      1.18 - 4.81      38,466,998
                                    2010    29,222,902      1.18 - 4.77      48,715,164
                                    2009    30,320,651      1.08 - 4.29      41,814,022

  FTVIPT Franklin Rising            2013    12,034,304      1.59 - 2.16      24,118,817
     Dividends Securities           2012    12,855,504      1.26 - 1.69      20,237,493
     Subaccount                     2011    15,551,161      1.14 - 1.54      22,145,063
                                    2010    16,928,302      1.06 - 1.47      23,199,262
                                    2009    18,663,538      0.90 - 1.24      21,564,888

  FTVIPT Franklin Small-Mid         2013    18,344,786      1.37 - 2.53      36,768,267
     Cap Growth Securities          2012    21,757,192      1.01 - 1.87      32,196,686
     Subaccount                     2011    25,729,063      0.93 - 1.71      34,957,797
                                    2010    31,824,896      0.99 - 1.83      46,170,327
                                    2009    38,242,323      0.79 - 1.46      44,113,405

  FTVIPT Mutual Shares              2013    14,194,716      1.71 - 1.93      25,274,641
     Securities Subaccount          2012    18,783,084      1.36 - 1.52      26,504,729
                                    2011    26,399,650      1.22 - 1.35      33,103,285
                                    2010    36,409,020      1.25 - 1.39      46,886,371
                                    2009    42,535,689      1.15 - 1.26      50,121,663

  FTVIPT Templeton Developing       2013    11,016,768      1.80 - 2.99      23,212,625
     Markets Securities Subaccount  2012    12,276,465      1.85 - 3.06      26,436,064
                                    2011    13,337,044      1.67 - 2.74      25,681,955
                                    2010    14,717,477      2.02 - 3.30      34,095,115
                                    2009    15,673,026      1.75 - 2.85      31,239,521

  FTVIPT Templeton Foreign          2013    49,602,475      1.39 - 2.50      96,258,675
     Securities Subaccount          2012    59,299,810      1.16 - 2.07      95,361,211
                                    2011    69,167,489      1.01 - 1.78      95,843,960
                                    2010    84,974,211      1.16 - 2.03     133,825,834
                                    2009    97,704,725      1.10 - 1.90     144,240,071

  Invesco V.I. American             2013     7,517,858      0.96 - 2.23      11,927,336
     Franchise Subaccount           2012     8,990,506      0.70 - 1.61      10,492,961
                                    2011    10,789,832      0.63 - 1.44      11,358,588
                                    2010    12,335,955      0.68 - 1.55      15,074,925
                                    2009    15,018,782      0.58 - 1.31      15,653,524



                                                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  Fidelity VIP High Income          2013      5.60         0.95 - 1.30           4.58 - 4.95
     Subaccount                     2012      5.59         0.60 - 1.30         12.75 - 13.54
                                    2011      6.54         0.60 - 1.30           2.66 - 3.40
                                    2010      7.21         0.30 - 1.30         12.36 - 13.42
                                    2009      8.11         0.30 - 1.30         42.09 - 43.51

  Fidelity VIP Mid Cap              2013      0.27         0.30 - 2.65         32.32 - 35.46
     Subaccount                     2012      0.37         0.30 - 2.65         11.55 - 14.22
                                    2011      0.02         0.30 - 2.70     (13.21) - (11.08)
                                    2010      0.12         0.30 - 2.70         25.11 - 28.14
                                    2009      0.47         0.30 - 2.70         36.02 - 39.41

  FTVIPT Franklin Income            2013      6.44         1.30 - 2.60         11.02 - 12.47
     Securities Subaccount          2012      6.43         1.30 - 2.60          9.75 - 11.19
                                    2011      5.99         1.30 - 2.70         (0.34) - 1.02
                                    2010      6.39         1.30 - 2.70          9.65 - 11.21
                                    2009      8.12         1.30 - 2.70         31.95 - 33.84

  FTVIPT Franklin Rising            2013      1.56         1.50 - 2.65         26.30 - 27.76
     Dividends Securities           2012      1.62         1.50 - 2.65          9.02 - 10.29
     Subaccount                     2011      1.52         1.50 - 2.65           3.20 - 4.38
                                    2010      1.60         1.50 - 2.65         17.54 - 18.83
                                    2009      1.47         1.50 - 2.65         14.27 - 15.66

  FTVIPT Franklin Small-Mid         2013        --         1.25 - 2.75         34.41 - 36.44
     Cap Growth Securities          2012        --         1.25 - 2.75           7.83 - 9.47
     Subaccount                     2011        --         1.25 - 2.75       (7.35) - (5.96)
                                    2010        --         1.25 - 2.75         24.11 - 26.04
                                    2009        --         1.25 - 2.75         39.60 - 41.80

  FTVIPT Mutual Shares              2013      2.04         1.40 - 1.90         25.85 - 26.48
     Securities Subaccount          2012      1.96         1.40 - 1.90         12.08 - 12.65
                                    2011      2.15         1.40 - 1.90       (2.96) - (2.45)
                                    2010      1.53         1.40 - 1.90           9.15 - 9.65
                                    2009      1.91         1.40 - 1.90         23.60 - 24.29

  FTVIPT Templeton Developing       2013      1.98         0.30 - 1.80       (2.69) - (1.22)
     Markets Securities Subaccount  2012      1.40         0.30 - 1.80         11.13 - 12.82
                                    2011      0.98         0.30 - 1.80     (17.32) - (16.11)
                                    2010      1.60         0.30 - 1.80         15.47 - 17.21
                                    2009      4.01         0.30 - 1.80         69.58 - 72.16

  FTVIPT Templeton Foreign          2013      2.37         0.30 - 2.70         19.70 - 22.60
     Securities Subaccount          2012      3.01         0.30 - 2.70         15.07 - 17.88
                                    2011      1.72         0.30 - 2.70     (13.04) - (10.86)
                                    2010      1.91         0.30 - 2.75           5.44 - 8.03
                                    2009      3.43         0.30 - 2.75         33.29 - 36.64

  Invesco V.I. American             2013      0.29         1.40 - 2.60         36.21 - 38.19
     Franchise Subaccount           2012        --         1.40 - 2.60         10.47 - 12.14
                                    2011        --         1.40 - 2.60       (8.78) - (7.47)
                                    2010        --         1.40 - 2.60         16.48 - 18.19
                                    2009      0.02         1.40 - 2.60          0.00 - 63.84



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  Invesco V.I. Comstock           2013     5,818,437       0.98 - 2.07       8,281,585
     Subaccount                   2012     7,161,636       0.73 - 1.55       7,826,903
     (Commenced 5/2/2011)         2011     8,566,782       0.63 - 1.32       8,042,543

  Invesco V.I. Diversified        2013       983,199       1.33 - 1.64       1,508,707
     Dividend Subaccount          2012     1,166,210       1.04 - 1.28       1,404,646
                                  2011     1,477,262       0.91 - 1.10       1,552,411
                                  2010     1,892,620       0.93 - 1.12       2,026,368
                                  2009     2,297,823       0.86 - 1.03       2,276,427

  Invesco V.I. Equity and Income  2013    38,518,228       1.96 - 2.07      77,591,291
     Subaccount                   2012    49,170,292       1.60 - 1.68      80,615,587
                                  2011    70,089,823       1.45 - 1.52     103,925,502
                                  2010    95,244,297       1.50 - 1.56     145,446,901
                                  2009   106,877,677       1.36 - 1.41     148,131,048

  Invesco V.I. Government         2013    10,276,593       1.03 - 1.54      12,461,122
     Securities Subaccount        2012    13,042,147       1.09 - 1.60      16,856,929
     (Commenced 5/2/2011)         2011    16,254,323       1.10 - 1.59      20,877,260

  Invesco V.I. Growth and Income  2013    45,375,601       1.45 - 2.50      87,371,135
     Subaccount                   2012    56,626,334       1.11 - 1.89      83,706,619
                                  2011    72,432,015       0.99 - 1.67      95,293,683
                                  2010    95,521,755       1.03 - 1.73     130,864,665
                                  2009   114,335,077       0.94 - 1.56     141,710,332

  Invesco V.I. S&P 500 Index      2013     1,651,321       1.44 - 1.82       2,775,395
     Subaccount                   2012     2,132,423       1.12 - 1.40       2,789,479
                                  2011     2,706,272       0.99 - 1.23       3,145,074
                                  2010     6,211,524       1.00 - 1.24       7,379,716
                                  2009     6,684,139       0.89 - 1.10       7,067,118

  Invesco V.I. Utilities          2013       918,646       1.51 - 2.21       1,919,717
     Subaccount                   2012     1,026,009       1.40 - 2.03       1,966,140
                                  2011     1,250,696       1.39 - 1.99       2,366,759
                                  2010     1,414,907       1.22 - 1.73       2,340,520
                                  2009     1,703,060       1.18 - 1.65       2,716,233

  Janus Aspen Enterprise          2013    10,596,566       0.89 - 3.17      14,258,782
     Subaccount                   2012    13,439,690       0.69 - 2.44      13,564,824
                                  2011    15,657,254       0.60 - 2.13      13,553,349
                                  2010    20,137,778       0.62 - 2.20      17,466,737
                                  2009    24,776,585       0.50 - 1.79      17,035,938

  Janus Aspen Global Research     2013       798,297       1.08 - 1.71       1,151,374
     Subaccount                   2012       821,059       0.86 - 1.34         920,807
                                  2011       865,137       0.72 - 1.12         797,166
                                  2010     1,013,409       0.85 - 1.31       1,072,638
                                  2009     1,215,231       0.75 - 1.13       1,081,304



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Invesco V.I. Comstock           2013      1.58         1.40 - 2.60         32.49 - 34.08
     Subaccount                   2012      1.69         1.40 - 2.60         16.16 - 17.57
     (Commenced 5/2/2011)         2011        --         1.40 - 2.60      (11.45) - (3.30)

  Invesco V.I. Diversified        2013      1.98         1.60 - 2.50         27.54 - 28.69
     Dividend Subaccount          2012      1.77         1.60 - 2.50         15.43 - 16.48
                                  2011      1.48         1.60 - 2.50       (2.58) - (1.70)
                                  2010      1.54         1.60 - 2.50           7.49 - 8.45
                                  2009      1.75         1.60 - 2.50         20.90 - 22.06

  Invesco V.I. Equity and Income  2013      1.45         1.40 - 1.90         22.54 - 23.15
     Subaccount                   2012      1.68         1.40 - 1.90         10.26 - 10.82
                                  2011      1.86         1.40 - 1.90       (3.14) - (2.70)
                                  2010      1.99         1.40 - 1.90          9.90 - 10.50
                                  2009      2.80         1.40 - 1.90         20.19 - 20.74

  Invesco V.I. Government         2013      3.16         1.40 - 2.60       (5.35) - (3.98)
     Securities Subaccount        2012      2.85         1.40 - 2.60         (0.42) - 1.04
     (Commenced 5/2/2011)         2011        --         1.40 - 2.60           4.79 - 5.87

  Invesco V.I. Growth and Income  2013      1.24         1.40 - 2.60         30.34 - 32.22
     Subaccount                   2012      1.27         1.40 - 2.60         11.40 - 13.03
                                  2011      0.99         1.40 - 2.60       (4.70) - (3.41)
                                  2010      0.11         1.40 - 2.60          9.24 - 10.97
                                  2009      3.64         1.40 - 2.60         21.02 - 22.66

  Invesco V.I. S&P 500 Index      2013      1.79         1.55 - 2.60         28.18 - 29.53
     Subaccount                   2012      1.71         1.55 - 2.60         12.54 - 13.73
                                  2011      1.76         1.55 - 2.60         (1.05) - 0.00
                                  2010      1.68         1.55 - 2.60         11.62 - 12.79
                                  2009      2.54         1.55 - 2.60         22.77 - 24.19

  Invesco V.I. Utilities          2013      3.02         1.55 - 2.65           7.86 - 9.05
     Subaccount                   2012      3.17         1.55 - 2.65           0.88 - 2.00
                                  2011      3.25         1.55 - 2.65         13.43 - 14.67
                                  2010      3.67         1.55 - 2.65           3.53 - 4.66
                                  2009      4.58         1.55 - 2.65         11.86 - 13.13

  Janus Aspen Enterprise          2013      0.36         0.30 - 2.60         28.65 - 31.64
     Subaccount                   2012        --         0.30 - 2.60         13.97 - 16.64
                                  2011        --         0.30 - 2.60       (4.17) - (1.97)
                                  2010        --         0.30 - 2.60         22.28 - 25.15
                                  2009        --         0.30 - 2.60         40.68 - 44.00

  Janus Aspen Global Research     2013      1.09         0.30 - 1.30         26.42 - 27.69
     Subaccount                   2012      0.79         0.30 - 1.30         18.30 - 19.50
                                  2011      0.47         0.30 - 1.30     (15.12) - (14.24)
                                  2010      0.50         0.30 - 1.30         14.04 - 15.17
                                  2009      1.30         0.30 - 1.30         35.75 - 36.96



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  Janus Aspen Overseas            2013    28,081,395      1.30 - 3.09      53,057,257
     Subaccount                   2012    32,661,250      1.16 - 2.77      54,579,707
                                  2011    35,812,624      1.04 - 2.50      53,633,655
                                  2010    40,655,745      1.57 - 3.78      91,389,889
                                  2009    43,929,512      1.28 - 3.09      79,311,843

  LMPVET ClearBridge Variable     2013   230,124,058      1.62 - 2.75     443,416,713
     Aggressive Growth            2012   276,489,134      1.11 - 1.86     366,326,724
     Subaccount                   2011   346,829,648      0.95 - 1.60     392,842,683
                                  2010   443,390,285      0.94 - 1.59     497,935,929
                                  2009   532,331,659      0.76 - 1.32     486,236,715

  LMPVET ClearBridge Variable     2013   189,813,243      1.34 - 4.33     343,551,744
     All Cap Value Subaccount     2012   230,712,859      1.04 - 3.32     321,709,882
                                  2011   289,032,086      0.93 - 2.92     354,783,689
                                  2010   360,564,870      1.02 - 3.15     478,128,074
                                  2009   428,072,804      0.90 - 2.73     494,512,064

  LMPVET ClearBridge Variable     2013   171,514,828      1.61 - 2.45     327,510,422
     Appreciation Subaccount      2012   209,159,554      0.79 - 1.91     312,282,413
                                  2011   264,460,402      1.13 - 1.67     345,221,069
                                  2010   340,812,870      1.12 - 1.65     439,981,790
                                  2009   397,735,990      1.01 - 1.49     463,631,605

  LMPVET ClearBridge Variable     2013    78,389,764      1.28 - 2.13     125,813,040
     Equity Income Subaccount     2012    94,929,719      1.04 - 1.74     123,812,547
                                  2011   116,486,691      0.93 - 1.56     135,638,200
                                  2010   117,810,538      0.90 - 1.36     130,583,106
                                  2009   135,980,347      0.82 - 1.22     137,170,481

  LMPVET ClearBridge Variable     2013    59,527,149      1.44 - 2.67     108,269,810
     Large Cap Growth Subaccount  2012    72,914,920      1.07 - 1.95      98,033,854
                                  2011    87,976,409      0.90 - 1.63      99,836,845
                                  2010   107,663,025      0.92 - 1.65     124,995,190
                                  2009   128,748,339      0.86 - 1.51     137,942,475

  LMPVET ClearBridge Variable     2013    76,780,219      1.46 - 2.84     143,905,517
     Large Cap Value Subaccount   2012    91,023,321      1.14 - 2.16     131,281,736
                                  2011   106,825,703      1.00 - 1.86     134,081,143
                                  2010   129,276,662      0.98 - 1.79     156,733,252
                                  2009   153,410,278      0.92 - 1.64     172,680,085

  LMPVET ClearBridge Variable     2013    18,761,175      1.92 - 2.69      42,887,469
     Mid Cap Core Subaccount      2012    22,961,433      1.41 - 1.99      38,808,174
                                  2011    29,141,332      1.22 - 1.71      42,401,069
                                  2010    39,617,087      1.29 - 1.82      61,152,307
                                  2009    49,070,208      1.08 - 1.51      62,841,873

  LMPVET ClearBridge Variable     2013    28,785,296      1.96 - 3.67      74,135,000
     Small Cap Growth Subaccount  2012    31,622,684      1.36 - 2.54      56,626,804
                                  2011    38,530,720      1.17 - 2.17      59,480,568
                                  2010    46,003,583      1.18 - 2.18      71,509,944
                                  2009    54,202,034      0.96 - 1.77      68,494,048



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Janus Aspen Overseas            2013      3.06         1.25 - 2.50         11.46 - 12.86
     Subaccount                   2012      0.61         1.25 - 2.50         10.37 - 11.77
                                  2011      0.38         1.25 - 2.50     (34.01) - (33.19)
                                  2010      0.54         1.25 - 2.50         21.93 - 23.50
                                  2009      0.42         1.25 - 2.50         74.67 - 76.85

  LMPVET ClearBridge Variable     2013      0.25         0.30 - 2.65         43.52 - 47.34
     Aggressive Growth            2012      0.38         0.30 - 2.65         15.34 - 18.37
     Subaccount                   2011      0.17         0.30 - 2.70         (0.52) - 2.14
                                  2010      0.13         0.30 - 2.70         21.43 - 24.70
                                  2009        --         0.30 - 2.70         30.76 - 34.11

  LMPVET ClearBridge Variable     2013      1.31         0.30 - 2.75         28.58 - 31.77
     All Cap Value Subaccount     2012      1.57         0.30 - 2.75         11.84 - 14.63
                                  2011      1.24         0.30 - 2.75       (8.77) - (6.50)
                                  2010      1.65         0.30 - 2.75         13.48 - 16.32
                                  2009      1.33         0.30 - 2.75         25.84 - 28.91

  LMPVET ClearBridge Variable     2013      1.15         0.30 - 2.70         26.54 - 29.61
     Appreciation Subaccount      2012      1.49         0.30 - 2.70          0.00 - 15.60
                                  2011      1.44         0.60 - 2.70         (0.18) - 2.06
                                  2010      1.52         0.60 - 2.70          9.69 - 11.88
                                  2009      2.10         0.60 - 2.70         18.86 - 21.39

  LMPVET ClearBridge Variable     2013      1.50         0.30 - 2.70         22.34 - 25.56
     Equity Income Subaccount     2012      2.70         0.30 - 2.70         11.02 - 13.86
                                  2011      3.20         0.30 - 2.70         (2.40) - 7.56
                                  2010      3.70         0.30 - 2.70          9.14 - 11.90
                                  2009      3.17         0.30 - 2.70         19.33 - 22.53

  LMPVET ClearBridge Variable     2013      0.49         0.30 - 2.70         34.19 - 37.44
     Large Cap Growth Subaccount  2012      0.65         0.30 - 2.70         17.13 - 19.99
                                  2011      0.42         0.30 - 2.70       (3.33) - (0.98)
                                  2010      0.11         0.30 - 2.70           6.90 - 9.54
                                  2009      0.27         0.30 - 2.70         38.57 - 42.03

  LMPVET ClearBridge Variable     2013      1.57         0.30 - 2.70         28.85 - 31.97
     Large Cap Value Subaccount   2012      2.19         0.30 - 2.70         13.39 - 16.15
                                  2011      2.13         0.30 - 2.70           2.14 - 4.63
                                  2010      2.92         0.30 - 2.70           6.61 - 9.13
                                  2009      1.90         0.30 - 2.70         21.21 - 24.09

  LMPVET ClearBridge Variable     2013      0.13         1.30 - 2.70         33.71 - 35.59
     Mid Cap Core Subaccount      2012      0.81         1.30 - 2.70         14.74 - 16.37
                                  2011        --         1.30 - 2.70       (6.52) - (5.18)
                                  2010        --         1.30 - 2.70         19.30 - 20.96
                                  2009      0.46         1.30 - 2.70         32.43 - 34.18

  LMPVET ClearBridge Variable     2013      0.05         0.30 - 2.60         43.28 - 46.61
     Small Cap Growth Subaccount  2012      0.33         0.30 - 2.60         16.35 - 19.07
                                  2011        --         0.30 - 2.60         (1.24) - 1.10
                                  2010        --         0.30 - 2.75         21.75 - 24.79
                                  2009        --         0.30 - 2.75         38.93 - 42.35



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  LMPVET Investment Counsel      2013    17,650,098       1.20 - 3.98      44,216,482
     Variable Social Awareness   2012    19,935,151       1.03 - 3.39      41,969,589
     Subaccount                  2011    23,310,011       0.94 - 3.10      43,793,657
                                 2010    28,992,998       0.95 - 3.14      53,105,312
                                 2009    35,265,807       0.86 - 2.84      55,656,183

  LMPVET Variable Lifestyle      2013    37,872,131       1.62 - 2.22      67,949,518
     Allocation 50% Subaccount   2012    44,938,353       1.43 - 1.95      70,946,364
                                 2011    54,802,370       1.29 - 1.74      77,471,705
                                 2010    69,091,278       1.30 - 1.74      97,750,305
                                 2009    82,791,698       1.16 - 1.54     104,008,687

  LMPVET Variable Lifestyle      2013    25,062,174       1.57 - 2.02      41,240,143
     Allocation 70% Subaccount   2012    29,657,743       1.31 - 1.68      40,633,478
                                 2011    35,895,323       1.17 - 1.48      43,491,060
                                 2010    44,663,513       1.20 - 1.51      55,155,290
                                 2009    52,457,087       1.06 - 1.33      57,089,042

  LMPVET Variable Lifestyle      2013    16,420,256       1.53 - 2.05      26,611,146
     Allocation 85% Subaccount   2012    19,365,531       1.23 - 1.64      25,137,447
                                 2011    24,183,514       1.08 - 1.43      27,425,036
                                 2010    28,603,564       1.13 - 1.49      33,646,055
                                 2009    33,143,582       1.00 - 1.30      34,156,185

  LMPVIT Western Asset           2013     4,982,108       1.45 - 2.40       9,465,032
     Variable Global High Yield  2012     5,919,632       1.40 - 2.29      10,968,395
     Bond Subaccount             2011     7,281,992       1.21 - 1.96      11,544,768
                                 2010     8,965,094       1.22 - 1.95      14,183,211
                                 2009    10,569,292       1.08 - 1.72      14,895,212

  LMPVIT Western Asset           2013    44,750,902       1.65 - 2.96      94,954,012
     Variable High Income        2012    54,128,179       1.54 - 2.75     106,932,282
     Subaccount                  2011    66,903,303       1.33 - 2.36     113,968,018
                                 2010    85,709,100       1.32 - 2.33     144,770,864
                                 2009   102,925,900       1.16 - 2.02     151,238,219

  MIST American Funds            2013     2,980,777       1.26 - 1.33       3,871,348
     Balanced Allocation         2012     2,190,157       1.07 - 1.13       2,431,852
     Subaccount                  2011     1,843,499       0.96 - 0.99       1,813,962
                                 2010     2,241,816       0.99 - 1.02       2,255,436
                                 2009     1,066,350       0.90 - 0.91         966,059

  MIST American Funds Growth     2013     2,729,186       1.26 - 1.33       3,542,062
     Allocation Subaccount       2012     1,922,890       1.02 - 1.07       2,020,923
                                 2011     1,580,396       0.89 - 0.92       1,437,020
                                 2010     2,314,410       0.94 - 0.97       2,214,066
                                 2009       860,371       0.84 - 0.86         733,008

  MIST American Funds            2013     2,143,767       1.23 - 1.30       2,718,823
     Moderate Allocation         2012     1,804,687       1.10 - 1.15       2,034,082
     Subaccount                  2011     1,316,789       1.01 - 1.04       1,349,864
                                 2010     1,184,260       1.02 - 1.04       1,220,961
                                 2009       664,781       0.94 - 0.95         628,194



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVET Investment Counsel      2013      0.84         0.30 - 2.50        15.78 - 18.35
     Variable Social Awareness   2012      1.43         0.30 - 2.50         7.97 - 10.38
     Subaccount                  2011      1.04         0.30 - 2.50      (2.44) - (0.35)
                                 2010      1.29         0.30 - 2.50         9.32 - 11.87
                                 2009      1.52         0.30 - 2.50        19.84 - 22.47

  LMPVET Variable Lifestyle      2013      1.96         1.17 - 1.90        13.16 - 13.99
     Allocation 50% Subaccount   2012      2.54         1.17 - 1.90        10.96 - 11.77
                                 2011      2.37         1.17 - 1.90        (0.77) - 0.00
                                 2010      2.91         1.17 - 1.90        12.26 - 13.04
                                 2009      4.97         1.17 - 1.90        29.82 - 30.79

  LMPVET Variable Lifestyle      2013      1.51         1.17 - 1.90        19.53 - 20.40
     Allocation 70% Subaccount   2012      2.31         1.17 - 1.90        12.43 - 13.26
                                 2011      1.81         1.17 - 1.90      (2.42) - (1.79)
                                 2010      2.03         1.17 - 1.90        12.81 - 13.70
                                 2009      3.47         1.17 - 1.90        30.47 - 31.36

  LMPVET Variable Lifestyle      2013      1.60         1.17 - 1.90        24.12 - 25.03
     Allocation 85% Subaccount   2012      1.69         1.17 - 1.90        13.70 - 14.53
                                 2011      1.40         1.17 - 1.90      (4.07) - (3.43)
                                 2010      1.57         1.17 - 1.90        13.47 - 14.32
                                 2009      2.32         1.17 - 1.90        30.07 - 30.95

  LMPVIT Western Asset           2013      5.42         1.40 - 2.60          3.54 - 4.79
     Variable Global High Yield  2012      6.91         1.40 - 2.60        15.28 - 16.67
     Bond Subaccount             2011      7.29         1.40 - 2.60        (0.90) - 0.31
                                 2010      8.24         1.40 - 2.60        12.05 - 13.34
                                 2009     10.68         1.40 - 2.60        51.46 - 53.38

  LMPVIT Western Asset           2013      6.79         0.30 - 2.60          6.41 - 8.88
     Variable High Income        2012      7.85         0.30 - 2.60        14.84 - 17.52
     Subaccount                  2011      7.96         0.30 - 2.70        (0.29) - 2.07
                                 2010      9.24         0.30 - 2.70        13.47 - 16.27
                                 2009     11.51         0.30 - 2.70        55.73 - 59.42

  MIST American Funds            2013      1.30         0.30 - 1.30        17.00 - 18.18
     Balanced Allocation         2012      1.61         0.30 - 1.30        12.06 - 13.19
     Subaccount                  2011      1.36         0.30 - 1.30      (3.33) - (2.36)
                                 2010      0.76         0.30 - 1.30        10.71 - 11.86
                                 2009        --         0.30 - 1.30        27.64 - 28.85

  MIST American Funds Growth     2013      0.97         0.30 - 1.30        23.49 - 24.73
     Allocation Subaccount       2012      1.18         0.30 - 1.30        14.65 - 15.81
                                 2011      1.16         0.30 - 1.30      (6.04) - (4.95)
                                 2010      0.55         0.30 - 1.30        12.11 - 13.07
                                 2009        --         0.30 - 1.30        32.18 - 33.70

  MIST American Funds            2013      1.68         0.30 - 1.30        12.05 - 13.18
     Moderate Allocation         2012      1.88         0.30 - 1.30         9.40 - 10.51
     Subaccount                  2011      1.52         0.30 - 1.30      (1.08) - (0.10)
                                 2010      1.32         0.30 - 1.30          8.54 - 9.55
                                 2009        --         0.30 - 1.30        21.85 - 22.97



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MIST BlackRock High Yield    2013    45,512,194      1.41 - 9.60     123,385,092
     Subaccount                2012    53,791,302      1.33 - 8.84     132,794,550
                               2011    62,492,572      1.17 - 7.66     132,699,654
                               2010    72,671,332      1.18 - 7.56     150,232,781
                               2009    52,060,128      1.10 - 6.58     105,877,776

  MIST BlackRock Large Cap     2013    33,795,286      1.15 - 2.10      50,072,685
     Core Subaccount           2012    38,383,679      0.87 - 1.59      42,749,505
                               2011    46,368,859      0.78 - 1.43      46,041,512
                               2010    54,907,593      0.79 - 1.45      54,941,051
                               2009    63,249,054      0.71 - 1.31      56,574,643

  MIST Clarion Global Real     2013    60,592,799      0.98 - 2.67      69,115,555
     Estate Subaccount         2012    68,080,621      0.97 - 2.62      76,052,564
                               2011    77,408,843      0.79 - 2.11      69,888,004
                               2010    89,036,157      0.85 - 2.26      86,851,730
                               2009    98,568,292      0.75 - 1.98      84,648,075

  MIST ClearBridge Aggressive  2013     5,674,029      0.97 - 1.49       5,944,351
     Growth Subaccount         2012     4,186,645      0.68 - 2.10       3,075,258
                               2011     4,640,959      0.59 - 0.87       2,996,585
                               2010       243,732      0.76 - 0.84         194,775
                               2009       206,409      0.63 - 0.68         138,656

  MIST ClearBridge Aggressive  2013    87,129,434     1.04 - 10.97     576,670,353
     Growth II Subaccount      2012    99,435,525      0.82 - 8.61     503,756,143
                               2011   112,073,709      0.68 - 7.09     460,047,500
                               2010   130,954,529      0.74 - 7.75     563,298,004
                               2009   178,453,861      0.69 - 7.16     617,906,720

  MIST Harris Oakmark          2013    39,139,950      1.56 - 2.84      83,400,611
     International Subaccount  2012    42,865,772      1.21 - 2.40      70,442,950
                               2011    49,035,319      0.95 - 1.85      63,201,065
                               2010    59,047,438      1.13 - 2.05      89,505,876
                               2009    65,954,572      0.99 - 1.79      86,620,909

  MIST Invesco Comstock        2013    84,372,068      1.36 - 2.43     159,177,699
     Subaccount                2012   105,506,703      1.03 - 1.81     150,180,851
                               2011   137,929,311      0.90 - 1.54     168,446,892
                               2010   178,757,353      0.93 - 1.57     225,341,481
                               2009   212,159,391      0.83 - 1.37     237,036,843

  MIST Invesco Mid Cap Value   2013    41,645,975      1.24 - 2.61      61,479,507
     Subaccount                2012    49,340,187      0.98 - 2.04      57,094,364
                               2011    48,643,274      0.88 - 1.30      45,537,282
                               2010    59,583,746      0.93 - 1.35      59,037,980
                               2009    70,579,098      0.77 - 1.08      56,795,766

  MIST Invesco Small Cap       2013     6,603,009      1.71 - 3.09      15,149,420
     Growth Subaccount         2012     6,837,358      1.25 - 2.24      11,541,386
                               2011     8,619,870      1.08 - 1.92      12,577,822
                               2010     8,936,088      1.12 - 1.97      13,490,846
                               2009     7,370,837      0.91 - 1.17       8,271,522



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST BlackRock High Yield    2013      6.90         0.19 - 2.75           6.37 - 9.56
     Subaccount                2012      7.22         0.19 - 2.75         13.37 - 16.57
                               2011      6.91         0.19 - 2.75         (0.43) - 2.32
                               2010      5.46         0.19 - 2.75         12.17 - 15.88
                               2009      5.75         0.19 - 2.65         42.84 - 46.92

  MIST BlackRock Large Cap     2013      1.29         0.30 - 2.75         30.53 - 33.77
     Core Subaccount           2012      1.09         0.30 - 2.75         10.41 - 13.16
                               2011      1.01         0.30 - 2.75       (2.48) - (0.08)
                               2010      1.24         0.30 - 2.75          9.44 - 12.18
                               2009      1.44         0.30 - 2.75         15.99 - 18.86

  MIST Clarion Global Real     2013      7.21         0.30 - 2.65           0.89 - 3.45
     Estate Subaccount         2012      2.30         0.30 - 2.65         22.74 - 25.92
                               2011      4.13         0.30 - 2.65       (8.05) - (5.57)
                               2010      8.52         0.30 - 2.75         13.07 - 15.96
                               2009      3.61         0.30 - 2.75         31.31 - 34.81

  MIST ClearBridge Aggressive  2013      0.21         0.30 - 2.60         42.03 - 45.33
     Growth Subaccount         2012      0.02         0.00 - 2.60         15.58 - 18.64
                               2011        --         0.30 - 2.60        (10.09) - 3.32
                               2010        --         0.30 - 1.30         22.08 - 23.43
                               2009        --         0.30 - 1.30         31.30 - 32.62

  MIST ClearBridge Aggressive  2013      0.78         0.30 - 2.60         25.80 - 28.73
     Growth II Subaccount      2012      0.44         0.30 - 2.60         19.67 - 22.47
                               2011      1.83         0.30 - 2.60       (9.72) - (7.57)
                               2010      1.83         0.30 - 2.75           6.69 - 9.36
                               2009        --         0.30 - 2.75         39.33 - 42.78

  MIST Harris Oakmark          2013      2.71         0.30 - 2.70         27.32 - 30.41
     International Subaccount  2012      1.85         0.00 - 2.70         26.01 - 29.47
                               2011      0.03         0.00 - 2.70     (16.26) - (14.01)
                               2010      2.13         0.30 - 2.70         13.54 - 16.31
                               2009      8.30         0.30 - 2.70         51.28 - 55.03

  MIST Invesco Comstock        2013      1.13         0.30 - 2.75         31.72 - 34.99
     Subaccount                2012      1.34         0.30 - 2.75         15.29 - 18.16
                               2011      1.19         0.30 - 2.75       (4.15) - (1.73)
                               2010      1.58         0.30 - 2.75         11.79 - 14.51
                               2009      0.01         0.30 - 2.75         23.19 - 31.15

  MIST Invesco Mid Cap Value   2013      0.78         0.30 - 2.70         26.84 - 29.91
     Subaccount                2012      0.35         0.30 - 2.70          1.60 - 14.35
                               2011      0.55         0.30 - 2.70       (6.21) - (4.00)
                               2010      0.62         0.30 - 2.70         22.09 - 25.23
                               2009      2.21         0.30 - 2.70         23.15 - 26.08

  MIST Invesco Small Cap       2013      0.37         0.30 - 2.60         36.58 - 40.11
     Growth Subaccount         2012        --         0.30 - 2.60         15.18 - 18.15
                               2011        --         0.30 - 2.70       (3.66) - (1.17)
                               2010        --         0.30 - 2.70         16.36 - 26.09
                               2009        --         0.30 - 2.70         30.71 - 33.87



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  MIST JPMorgan Small Cap      2013     7,275,439      1.55 - 2.04      13,918,317
     Value Subaccount          2012     8,174,785      1.18 - 1.88      11,901,829
                               2011     9,341,233      1.03 - 1.62      11,958,752
                               2010    11,051,153      1.16 - 1.53      15,942,525
                               2009    11,126,251      0.98 - 1.30      13,676,299

  MIST Loomis Sayles Global    2013    23,910,152      2.24 - 6.82     160,979,990
     Markets Subaccount        2012    26,809,216      1.94 - 5.88     155,638,699
                               2011    30,124,440      1.69 - 5.08     150,849,568
                               2010    33,062,109      1.74 - 5.21     169,859,208
                               2009    43,268,117      1.44 - 4.31     166,789,133

  MIST Lord Abbett Bond        2013    21,694,542      1.66 - 2.79      45,642,592
     Debenture Subaccount      2012    26,255,396      1.57 - 2.59      52,064,863
                               2011    32,502,638      1.40 - 2.30      57,917,544
                               2010    40,480,659      1.37 - 2.22      69,771,604
                               2009    45,437,764      1.25 - 1.98      70,758,842

  MIST Met/Eaton Vance         2013     4,616,505      1.07 - 1.10       5,050,875
     Floating Rate Subaccount  2012     2,309,179      1.05 - 1.08       2,477,277
     (Commenced 5/3/2010)      2011     1,214,850      1.01 - 1.02       1,239,402
                               2010       711,474      1.01 - 1.02         725,074

  MIST MetLife Aggressive      2013    49,145,768      1.17 - 2.17      66,836,972
     Strategy Subaccount       2012    51,476,410      0.93 - 1.72      54,584,808
     (Commenced 5/2/2011)      2011    54,062,263      0.81 - 1.51      49,596,505

  MIST MetLife Balanced        2013    15,873,847      1.38 - 1.53      23,257,414
     Strategy Subaccount       2012    17,469,564      1.11 - 1.30      21,873,632
     (Commenced 5/4/2009)      2011    19,472,712      1.00 - 1.16      21,835,599
                               2010    21,057,825      1.05 - 1.20      24,508,815
                               2009    23,223,388      0.94 - 1.07      24,265,282

  MIST MetLife Growth          2013    11,890,132      1.37 - 1.65      18,719,194
     Strategy Subaccount       2012    15,063,300      1.12 - 1.33      19,264,875
     (Commenced 5/4/2009)      2011    16,695,645      0.99 - 1.17      18,833,183
                               2010    18,635,211      1.06 - 1.23      22,297,948
                               2009    22,113,186      0.94 - 1.08      23,350,459

  MIST MetLife Moderate        2013     9,647,176      1.30 - 1.51      13,886,949
     Strategy Subaccount       2012    11,059,027      1.16 - 1.34      14,233,564
     (Commenced 5/4/2009)      2011    12,096,560      1.06 - 1.21      14,146,314
                               2010    13,603,309      1.09 - 1.23      16,268,189
                               2009    13,266,871      1.00 - 1.11      14,418,041

  MIST MFS Emerging Markets    2013    23,618,677      1.30 - 3.42      58,259,362
     Equity Subaccount         2012    27,471,452      1.41 - 3.61      72,730,901
                               2011    32,814,639      1.22 - 3.09      74,236,005
                               2010    40,055,591      1.54 - 3.88     113,623,154
                               2009    45,575,766      1.28 - 3.20     106,330,059



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST JPMorgan Small Cap      2013      0.70         0.30 - 2.60         29.83 - 32.85
     Value Subaccount          2012      0.86         0.00 - 2.60         12.67 - 15.66
                               2011      1.79         0.00 - 2.70     (12.47) - (10.14)
                               2010      0.88         0.30 - 2.70         16.33 - 19.24
                               2009      0.92         0.30 - 2.70         25.72 - 28.66

  MIST Loomis Sayles Global    2013      2.61         0.60 - 1.65         15.43 - 16.64
     Markets Subaccount        2012      2.54         0.60 - 1.65         15.31 - 16.53
                               2011      2.53         0.60 - 1.65       (2.88) - (1.85)
                               2010      3.48         0.30 - 1.65         20.39 - 22.05
                               2009      2.44         0.30 - 1.65         38.65 - 40.52

  MIST Lord Abbett Bond        2013      7.02         0.30 - 2.50           5.50 - 7.84
     Debenture Subaccount      2012      7.58         0.30 - 2.50         10.38 - 12.85
                               2011      6.33         0.30 - 2.65           2.07 - 4.56
                               2010      6.51         0.30 - 2.65         10.20 - 12.86
                               2009      7.78         0.30 - 2.65         33.50 - 36.72

  MIST Met/Eaton Vance         2013      4.00         1.70 - 2.60           1.17 - 2.09
     Floating Rate Subaccount  2012      2.13         1.70 - 2.60           4.56 - 5.51
     (Commenced 5/3/2010)      2011      1.64         1.70 - 2.60         (0.59) - 0.29
                               2010        --         1.70 - 2.60           1.44 - 2.04

  MIST MetLife Aggressive      2013      0.75         0.30 - 2.55         26.25 - 29.12
     Strategy Subaccount       2012      0.64         0.30 - 2.55         13.79 - 16.39
     (Commenced 5/2/2011)      2011        --         0.30 - 2.55     (15.03) - (13.69)

  MIST MetLife Balanced        2013      2.01         1.55 - 2.65         16.30 - 17.58
     Strategy Subaccount       2012      2.16         1.55 - 2.65         10.94 - 12.17
     (Commenced 5/4/2009)      2011      1.59         1.55 - 2.65       (4.22) - (3.18)
                               2010      2.15         1.55 - 2.65         10.62 - 11.78
                               2009        --         1.55 - 2.65         22.33 - 23.27

  MIST MetLife Growth          2013      1.59         1.55 - 2.55         22.75 - 23.98
     Strategy Subaccount       2012      1.65         1.55 - 2.55         12.79 - 13.93
     (Commenced 5/4/2009)      2011      1.52         1.55 - 2.55       (6.32) - (5.36)
                               2010      1.78         1.55 - 2.55         12.60 - 13.67
                               2009        --         1.55 - 2.55         26.14 - 27.11

  MIST MetLife Moderate        2013      2.42         1.55 - 2.55         11.35 - 12.47
     Strategy Subaccount       2012      2.63         1.55 - 2.55          9.55 - 10.66
     (Commenced 5/4/2009)      2011      1.72         1.55 - 2.55       (2.66) - (1.62)
                               2010      2.50         1.55 - 2.55          9.64 - 10.60
                               2009        --         1.55 - 2.55         20.11 - 20.98

  MIST MFS Emerging Markets    2013      1.22         0.30 - 2.70       (7.51) - (5.08)
     Equity Subaccount         2012      0.88         0.30 - 2.70         15.71 - 18.74
                               2011      1.55         0.30 - 2.70     (20.90) - (18.66)
                               2010      1.14         0.30 - 2.75         20.34 - 23.67
                               2009      1.85         0.30 - 2.75         64.38 - 68.59



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST MFS Research             2013    53,996,698      1.29 - 2.31      92,815,172
     International Subaccount   2012    64,389,120      1.11 - 1.98      94,306,211
                                2011    77,589,499      0.98 - 1.72      99,020,711
                                2010    48,036,599      1.13 - 1.98      71,851,431
                                2009    57,249,025      1.04 - 1.81      77,964,871

  MIST Morgan Stanley Mid Cap   2013     6,809,955      1.30 - 3.58      14,243,583
     Growth Subaccount          2012     8,161,498      0.95 - 2.62      12,071,251
                                2011     9,246,133      0.89 - 2.43      12,904,996
                                2010    11,758,200      0.97 - 2.66      18,023,005
                                2009    15,136,307      0.75 - 2.05      17,892,218

  MIST Oppenheimer Global       2013   284,367,464      1.15 - 2.49     395,783,735
     Equity Subaccount          2012   280,274,259      1.01 - 1.99     316,647,038
                                2011   319,487,588      0.85 - 1.68     301,581,617
                                2010   355,293,700      0.96 - 1.86     371,423,984
                                2009   410,567,773      0.85 - 1.59     374,398,305

  MIST PIMCO Inflation          2013    56,428,155      1.18 - 1.50      76,820,088
     Protected Bond Subaccount  2012    76,954,212      1.33 - 1.67     117,364,047
                                2011    81,257,553      1.25 - 1.55     115,644,635
                                2010    84,809,882      1.15 - 1.41     110,311,164
                                2009    85,594,721      1.09 - 1.32     104,939,462

  MIST PIMCO Total Return       2013   187,162,730      1.30 - 2.01     296,027,272
     Subaccount                 2012   230,205,457      1.36 - 2.07     377,907,353
                                2011   260,102,976      1.28 - 1.90     397,228,650
                                2010   285,034,968      1.28 - 1.85     430,615,868
                                2009   309,041,939      1.21 - 1.72     437,011,528

  MIST Pioneer Fund Subaccount  2013    31,467,249      1.16 - 2.63      62,232,308
                                2012    37,349,570      0.89 - 2.00      56,439,683
                                2011    43,521,716      0.83 - 1.83      60,273,626
                                2010    30,744,777      0.89 - 1.94      48,832,317
                                2009    35,071,315      0.78 - 1.69      48,615,076

  MIST Pioneer Strategic        2013    95,838,544      1.36 - 3.02     175,717,234
     Income Subaccount          2012   117,013,589      1.38 - 3.01     213,840,794
                                2011   134,759,531      1.28 - 2.72     224,047,122
                                2010   163,592,465      1.28 - 2.66     266,557,264
                                2009   167,562,465      1.17 - 2.40     249,602,835

  MIST Pyramis Managed          2013           127            10.80           1,369
     Portfolio Subaccount
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2013    90,079,084             1.42     128,281,207
     ETF Subaccount             2012    96,610,845             1.28     123,361,227
                                2011   102,294,878             1.15     117,213,928
                                2010   110,185,544             1.15     126,498,036
                                2009   118,121,815             1.04     122,341,279



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST MFS Research             2013      2.61         0.30 - 2.65         16.14 - 18.90
     International Subaccount   2012      1.94         0.30 - 2.65         13.64 - 16.36
                                2011      1.25         0.30 - 2.65     (19.52) - (10.93)
                                2010      1.78         0.30 - 2.65          8.52 - 11.02
                                2009      3.25         0.30 - 2.65         28.09 - 31.20

  MIST Morgan Stanley Mid Cap   2013      0.75         0.30 - 2.60         35.46 - 38.61
     Growth Subaccount          2012        --         0.30 - 2.60           6.46 - 8.95
                                2011      0.71         0.30 - 2.60       (9.32) - (7.19)
                                2010      0.12         0.30 - 2.60         28.69 - 31.65
                                2009      0.01         0.30 - 2.60         53.24 - 56.78

  MIST Oppenheimer Global       2013      1.84         0.30 - 2.70         14.60 - 26.73
     Equity Subaccount          2012      1.59         0.30 - 2.70         17.93 - 20.81
                                2011      1.94         0.30 - 2.70      (10.84) - (8.68)
                                2010      1.52         0.30 - 2.70         12.45 - 16.53
                                2009      2.51         0.30 - 2.70         36.04 - 40.00

  MIST PIMCO Inflation          2013      2.53         0.30 - 2.75      (11.60) - (9.25)
     Protected Bond Subaccount  2012      3.19         0.00 - 2.75           6.32 - 9.33
                                2011      1.81         0.00 - 2.75          8.31 - 11.45
                                2010      2.54         0.30 - 2.75           5.00 - 7.67
                                2009      3.81         0.30 - 2.75         14.94 - 18.00

  MIST PIMCO Total Return       2013      4.35         0.30 - 2.75       (4.58) - (2.21)
     Subaccount                 2012      3.16         0.30 - 2.75           6.29 - 8.94
                                2011      2.63         0.30 - 2.75         (1.23) - 2.81
                                2010      3.67         0.30 - 2.70           5.25 - 7.89
                                2009      0.57         0.30 - 2.70         10.87 - 16.13

  MIST Pioneer Fund Subaccount  2013      3.25         0.30 - 2.65         29.24 - 32.68
                                2012      1.48         0.30 - 2.70          7.48 - 10.26
                                2011      0.93         0.30 - 2.65      (12.60) - (4.78)
                                2010      0.94         0.30 - 2.60         13.24 - 15.84
                                2009      1.01         0.30 - 2.60         20.72 - 26.30

  MIST Pioneer Strategic        2013      5.15         0.30 - 2.85         (1.44) - 1.24
     Income Subaccount          2012      4.97         0.30 - 2.85          8.31 - 11.29
                                2011      4.80         0.30 - 2.85           0.55 - 3.36
                                2010      5.15         0.30 - 2.75          8.94 - 11.80
                                2009      4.51         0.30 - 2.75         22.59 - 32.67

  MIST Pyramis Managed          2013      0.85                0.80                  5.68
     Portfolio Subaccount
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2013      2.51                1.25                 11.53
     ETF Subaccount             2012      2.37                1.25                 11.44
                                2011      1.76                1.25                (0.17)
                                2010      1.37                1.25                 10.81
                                2009      2.14                1.25                 23.33



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  ---------------  -------------  -------------  ----------------  ----------------
  MIST SSgA Growth ETF         2013   115,766,294             1.41    163,090,332      2.10                1.25                16.61
     Subaccount                2012   123,165,362             1.21    148,804,069      1.94                1.25                13.60
                               2011   133,087,707             1.06    141,546,856      1.62                1.25               (3.27)
                               2010   142,607,091             1.10    156,916,020      1.53                1.25                12.70
                               2009   151,971,206             0.98    148,328,139      1.93                1.25                27.42

  MIST T. Rowe Price Large     2013    93,678,767      1.22 - 6.66    129,704,910      1.54         0.30 - 2.70        30.21 - 33.37
     Cap Value Subaccount      2012   109,882,316      0.94 - 5.81    116,086,753      1.45         0.30 - 2.70        14.82 - 17.62
                               2011   128,584,761      0.82 - 4.97    117,195,273      0.65         0.30 - 2.70      (6.61) - (4.26)
                               2010   153,267,618      0.88 - 5.23    148,207,202      1.06         0.30 - 2.70        13.90 - 16.69
                               2009   178,302,083      0.77 - 4.00    149,934,901      2.27         0.30 - 2.70        15.27 - 18.02

  MIST T. Rowe Price Mid Cap   2013     1,441,274      1.31 - 2.39      2,644,910      0.23         1.55 - 2.65        33.01 - 34.48
     Growth Subaccount         2012     2,028,845      0.99 - 1.77      2,812,261        --         1.55 - 2.65        10.69 - 11.93
                               2011     2,874,302      0.89 - 1.59      3,490,853        --         1.55 - 2.65      (4.25) - (3.18)
                               2010     2,637,941      0.93 - 1.64      3,627,883        --         1.55 - 2.65        24.40 - 25.73
                               2009     2,174,650      0.76 - 1.30      2,536,266        --         1.55 - 2.65        29.50 - 43.23

  MIST Third Avenue Small Cap  2013    74,099,811      1.24 - 3.37    139,708,195      1.00         0.30 - 2.70        28.92 - 32.05
     Value Subaccount          2012    87,597,110      0.96 - 2.58    124,998,359        --         0.30 - 2.70        14.83 - 17.63
                               2011   102,729,374      0.84 - 2.22    125,154,359      1.07         0.30 - 2.70     (16.37) - (9.27)
                               2010   118,085,929      0.95 - 1.91    155,522,778      1.21         0.30 - 2.70        16.75 - 19.59
                               2009   135,415,681      0.81 - 1.62    149,634,615      1.19         0.30 - 2.70        23.10 - 26.11

  Morgan Stanley Multi Cap     2013       499,433      2.11 - 2.66      1,210,400      0.23         1.60 - 2.50        46.66 - 47.99
     Growth Subaccount         2012       634,940      1.41 - 1.80      1,052,964        --         1.60 - 2.50         9.31 - 10.31
                               2011       683,491      1.29 - 1.63      1,037,271        --         1.60 - 2.60      (9.30) - (8.48)
                               2010       877,893      1.40 - 1.78      1,463,366        --         1.60 - 2.60        24.13 - 25.44
                               2009       921,618      1.13 - 1.42      1,228,624      0.12         1.60 - 2.60        66.53 - 68.13

  MSF Barclays Aggregate Bond  2013    35,381,978      1.31 - 2.47     80,759,985      3.62         0.30 - 1.30      (3.59) - (2.62)
     Index Subaccount          2012    40,275,965      1.36 - 2.56     95,180,911      3.74         0.30 - 1.30          2.55 - 3.59
                               2011    45,268,185      1.31 - 2.49    103,893,632      3.57         0.30 - 1.40          5.99 - 7.17
                               2010    51,647,712      1.24 - 2.35    111,235,771      3.84         0.30 - 1.40          4.57 - 5.75
                               2009    62,894,452      1.18 - 2.24    124,909,151      6.40         0.30 - 1.40          3.69 - 4.85

  MSF BlackRock Bond Income    2013   133,280,506      1.06 - 2.11    185,528,381      4.02         0.30 - 2.75      (3.60) - (1.06)
     Subaccount                2012   159,459,776      1.10 - 2.15    227,477,835      2.66         0.30 - 2.75          4.46 - 7.22
                               2011   185,391,674      1.06 - 2.03    250,881,660      3.98         0.30 - 2.75          3.53 - 6.25
                               2010   225,736,980      1.02 - 1.93    291,924,540      3.97         0.30 - 2.75          5.26 - 8.01
                               2009   254,242,025      0.97 - 1.81    310,155,879      6.84         0.30 - 2.75          5.70 - 9.11

  MSF BlackRock Capital        2013   137,072,166      0.94 - 4.54    218,130,450      0.84         0.30 - 2.65        30.61 - 33.82
     Appreciation Subaccount   2012   165,758,971      0.71 - 3.42    197,078,248      0.31         0.30 - 2.65        11.23 - 14.03
                               2011   197,272,481      0.63 - 3.03    206,180,160      0.19         0.30 - 2.70     (11.49) - (9.26)
                               2010   232,943,584      0.71 - 3.37    268,487,543      0.24         0.30 - 2.75        16.47 - 19.49
                               2009   278,436,667      0.60 - 2.85    269,927,201        --         0.30 - 2.75        28.38 - 30.51

  MSF BlackRock Diversified    2013    87,559,708      1.34 - 3.34    265,542,357      2.48         0.30 - 2.65        17.13 - 20.23
     Subaccount                2012    95,084,218      1.14 - 2.80    241,918,758      2.29         0.30 - 2.65         9.16 - 12.04
                               2011   105,534,840      1.05 - 2.53    241,546,529      2.45         0.30 - 2.65          0.87 - 3.44
                               2010   118,061,128      1.04 - 2.46    263,504,413      1.96         0.30 - 2.65          6.47 - 9.35
                               2009   141,009,077      0.97 - 5.48    281,893,639      2.89         0.30 - 2.65        13.92 - 18.94



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MSF BlackRock Large Cap         2013     9,446,977      1.19 - 1.84      15,413,317
     Value Subaccount             2012    11,585,791      0.93 - 1.40      14,563,747
                                  2011    13,528,382      0.83 - 1.24      15,175,781
                                  2010    15,747,692      0.84 - 1.21      17,609,264
                                  2009    18,388,146      0.79 - 1.12      19,257,470

  MSF BlackRock Money Market      2013   272,484,145      0.89 - 2.37     306,076,669
     Subaccount                   2012   305,952,973      0.92 - 2.41     338,263,961
                                  2011   355,598,094      0.94 - 1.81     396,781,383
                                  2010   390,620,368      0.97 - 1.84     442,249,891
                                  2009   292,409,144      1.00 - 1.87     335,600,209

  MSF Davis Venture Value         2013    65,547,224      1.24 - 2.10     109,181,322
     Subaccount                   2012    81,093,170      0.94 - 1.61     103,067,131
                                  2011    96,387,852      0.85 - 1.46     110,626,783
                                  2010    39,290,500      0.90 - 1.34      46,053,005
                                  2009    46,272,413      0.82 - 1.22      49,036,833

  MSF Frontier Mid Cap Growth     2013    69,033,438      0.81 - 2.23      93,792,080
     Subaccount                   2012    80,896,694      0.62 - 1.71      83,365,935
                                  2011    95,805,405      0.57 - 1.57      90,389,497
                                  2010   116,770,017      0.60 - 1.66     114,976,088
                                  2009   136,340,583      0.53 - 1.46     118,461,145

  MSF Jennison Growth             2013   306,377,182      0.82 - 2.27     377,320,708
     Subaccount                   2012   347,786,347      0.61 - 1.68     317,110,813
                                  2011    60,489,570      0.53 - 1.48      43,819,251
                                  2010    76,713,717      0.54 - 1.50      56,595,399
                                  2009    92,196,381      0.49 - 1.37      61,763,702

  MSF Loomis Sayles Small Cap     2013       205,325      4.36 - 5.21       1,019,553
     Core Subaccount              2012       324,926      3.18 - 3.77       1,156,434
     (Commenced 5/4/2009)         2011       421,875      2.86 - 3.35       1,346,982
                                  2010       192,214      2.93 - 3.40         628,433
                                  2009       123,912      2.40 - 2.72         325,388

  MSF Met/Artisan Mid Cap         2013       672,017      3.15 - 3.40       2,205,749
     Value Subaccount             2012       727,228      2.36 - 2.52       1,786,794
     (Commenced 5/3/2010)         2011       918,844      2.16 - 2.29       2,053,497
                                  2010     1,029,255      2.07 - 2.18       2,194,400

  MSF Met/Dimensional             2013       479,292      1.97 - 2.05         969,532
     International Small Company  2012       512,674      1.58 - 1.64         828,694
     Subaccount                   2011        82,833      1.38 - 1.41         115,816
     (Commenced 5/4/2009)         2010        63,743      1.68 - 1.71         108,458
                                  2009        53,278      1.41 - 1.42          75,431

  MSF MetLife Conservative        2013    27,300,301      1.21 - 1.46      35,985,163
     Allocation Subaccount        2012    33,750,786      1.19 - 1.41      43,181,333
                                  2011    31,816,365      1.12 - 1.29      37,895,228
                                  2010    32,850,961      1.11 - 1.26      38,552,233
                                  2009    30,329,127      1.04 - 1.14      32,861,250



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Large Cap         2013      1.21         0.30 - 2.65         28.30 - 31.35
     Value Subaccount             2012      1.44         0.30 - 2.65         10.97 - 13.63
                                  2011      0.93         0.30 - 2.65         (0.64) - 1.81
                                  2010      0.86         0.30 - 2.65           6.10 - 8.59
                                  2009      1.36         0.30 - 2.65          8.19 - 10.69

  MSF BlackRock Money Market      2013        --         0.30 - 2.75       (2.71) - (0.30)
     Subaccount                   2012        --         0.30 - 2.75       (2.73) - (0.30)
                                  2011        --         0.30 - 2.85       (2.74) - (0.26)
                                  2010      0.01         0.30 - 2.75         (2.77) - 0.55
                                  2009      0.45         0.30 - 2.75         (2.34) - 0.09

  MSF Davis Venture Value         2013      1.27         0.30 - 2.65         29.87 - 33.30
     Subaccount                   2012      0.69         0.30 - 2.65          9.66 - 12.52
                                  2011      0.48         0.30 - 2.70      (12.22) - (4.37)
                                  2010      0.99         0.30 - 2.75          8.80 - 11.64
                                  2009      1.55         0.30 - 2.75         28.12 - 31.64

  MSF Frontier Mid Cap Growth     2013      1.18         0.30 - 2.70         18.97 - 32.23
     Subaccount                   2012        --         0.30 - 2.70          7.91 - 10.55
                                  2011      0.22         0.30 - 2.70       (5.78) - (3.37)
                                  2010        --         0.30 - 2.70         12.16 - 14.83
                                  2009      0.07         0.30 - 2.70         45.36 - 48.77

  MSF Jennison Growth             2013      0.39         0.30 - 2.60         33.22 - 36.59
     Subaccount                   2012      0.01         0.30 - 2.60        (4.86) - 15.21
                                  2011      0.11         0.30 - 2.60       (2.35) - (0.07)
                                  2010      0.46         0.30 - 2.60          8.51 - 10.94
                                  2009      0.04         0.30 - 2.60         36.00 - 39.13

  MSF Loomis Sayles Small Cap     2013      0.25         1.70 - 2.60         37.08 - 38.31
     Core Subaccount              2012        --         1.70 - 2.60         11.32 - 12.33
     (Commenced 5/4/2009)         2011        --         1.70 - 2.60       (2.22) - (1.35)
                                  2010        --         1.70 - 2.60         23.94 - 25.06
                                  2009        --         1.70 - 2.50         26.14 - 26.77

  MSF Met/Artisan Mid Cap         2013      0.80         1.40 - 2.10         33.67 - 34.61
     Value Subaccount             2012      0.81         1.40 - 2.10          9.25 - 10.02
     (Commenced 5/3/2010)         2011      0.77         1.40 - 2.10           4.30 - 5.04
                                  2010        --         1.40 - 2.10         14.63 - 15.44

  MSF Met/Dimensional             2013      1.77         1.70 - 2.50         24.45 - 25.45
     International Small Company  2012      0.49         1.70 - 2.50         14.98 - 15.91
     Subaccount                   2011      1.88         1.70 - 2.50     (18.35) - (17.63)
     (Commenced 5/4/2009)         2010      1.23         1.70 - 2.50         19.60 - 20.55
                                  2009        --         1.70 - 2.50         38.45 - 39.18

  MSF MetLife Conservative        2013      2.99         0.30 - 2.70           1.51 - 3.97
     Allocation Subaccount        2012      2.99         0.30 - 2.70           6.26 - 8.85
                                  2011      2.43         0.30 - 2.70           0.45 - 2.95
                                  2010      3.77         0.30 - 2.70           7.12 - 9.70
                                  2009      3.10         0.30 - 2.70         17.38 - 20.17



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  -------------
  MSF MetLife Conservative to  2013    63,017,183      1.23 - 1.49     85,938,160
     Moderate Allocation       2012    69,601,690      1.13 - 1.35     86,810,589
     Subaccount                2011    75,138,747      1.05 - 1.22     85,251,503
                               2010    81,246,395      1.06 - 1.21     92,534,789
                               2009    86,062,934      0.98 - 1.09     89,073,057

  MSF MetLife Mid Cap Stock    2013     8,357,897     1.68 - 29.03     14,115,032
     Index Subaccount          2012     6,983,172             1.28      8,935,310
                               2011     6,867,767             1.10      7,567,180
                               2010     6,949,687             1.14      7,903,300
                               2009     6,859,089             0.91      6,254,414

  MSF MetLife Moderate         2013   325,210,824      1.21 - 1.51    449,109,725
     Allocation Subaccount     2012   342,679,345      1.06 - 1.72    406,247,240
                               2011   365,836,158      0.96 - 1.13    387,765,148
                               2010   393,118,303      1.00 - 1.15    427,765,478
                               2009   422,006,805      0.91 - 1.02    411,199,938

  MSF MetLife Moderate to      2013   281,259,764      1.21 - 1.50    392,110,510
     Aggressive Allocation     2012   301,438,988      1.00 - 1.21    341,958,464
     Subaccount                2011   320,193,265      0.89 - 1.05    318,588,616
                               2010   343,766,439      0.94 - 1.10    359,791,293
                               2009   385,002,457      0.85 - 0.96    356,369,177

  MSF MetLife Stock Index      2013   619,079,605     1.11 - 32.31  1,022,210,401
     Subaccount                2012   746,876,608     0.85 - 24.72    955,635,335
                               2011   660,304,058      0.78 - 3.51    710,740,551
                               2010   752,977,742      0.79 - 2.08    807,958,649
                               2009   956,309,555      0.70 - 1.82    894,068,941

  MSF MFS Total Return         2013   214,758,429      1.13 - 3.69    467,083,516
     Subaccount                2012   252,752,393      0.97 - 3.15    465,580,415
                               2011   300,786,307      0.90 - 2.86    499,287,986
                               2010   365,263,272      0.90 - 2.83    594,788,580
                               2009   424,517,109      0.85 - 2.61    636,362,549

  MSF MFS Value Subaccount     2013    76,198,106      1.18 - 2.39    152,814,296
                               2012    42,193,599      1.17 - 1.80     64,099,072
                               2011    48,193,344      1.11 - 1.58     63,956,024
                               2010    55,157,576      1.12 - 1.60     73,901,755
                               2009    58,644,242      1.02 - 1.47     71,463,612

  MSF MSCI EAFE Index          2013    29,240,272      1.09 - 2.63     66,367,832
     Subaccount                2012    31,591,933      0.91 - 2.18     59,212,775
                               2011    35,199,957      0.78 - 1.87     56,199,006
                               2010    39,250,929      0.91 - 2.16     72,320,627
                               2009    48,947,939      0.85 - 2.03     81,732,457

  MSF Neuberger Berman         2013    35,991,632      1.25 - 3.65     82,899,600
     Genesis Subaccount        2012        70,294      1.58 - 1.77        118,604
     (Commenced 5/2/2011)      2011        12,539      1.57 - 1.64         20,005



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Conservative to  2013      2.54         0.30 - 2.65          8.02 - 10.59
     Moderate Allocation       2012      2.94         0.30 - 2.65          8.53 - 11.13
     Subaccount                2011      2.07         0.30 - 2.65         (1.60) - 0.75
                               2010      3.47         0.30 - 2.65          8.59 - 11.14
                               2009      3.32         0.30 - 2.50         20.61 - 23.27

  MSF MetLife Mid Cap Stock    2013      1.09         0.30 - 1.25         16.63 - 31.49
     Index Subaccount          2012      1.02                1.25                 16.13
                               2011      0.93                1.25                (3.08)
                               2010      1.00                1.25                 24.67
                               2009      1.77                1.25                 35.31

  MSF MetLife Moderate         2013      1.95         0.30 - 2.75         14.78 - 17.63
     Allocation Subaccount     2012      2.31         0.00 - 2.75         10.15 - 13.24
                               2011      1.53         0.30 - 2.75       (4.00) - (1.65)
                               2010      2.63         0.30 - 2.75         10.02 - 12.81
                               2009      3.02         0.30 - 2.75         23.17 - 26.14

  MSF MetLife Moderate to      2013      1.46         0.30 - 2.60         21.12 - 23.94
     Aggressive Allocation     2012      1.91         0.30 - 2.60         12.41 - 15.04
     Subaccount                2011      1.42         0.30 - 2.55       (6.22) - (4.01)
                               2010      2.21         0.30 - 2.65         11.72 - 14.39
                               2009      2.58         0.30 - 2.65         25.71 - 28.72

  MSF MetLife Stock Index      2013      1.86         0.28 - 3.50         27.37 - 31.65
     Subaccount                2012      1.43         0.28 - 3.50         11.63 - 15.43
                               2011      1.65         0.28 - 3.50         (1.73) - 1.51
                               2010      1.80         0.28 - 3.50         10.69 - 14.51
                               2009      1.48         0.28 - 3.50         22.80 - 28.15

  MSF MFS Total Return         2013      2.45         0.30 - 2.75         15.48 - 18.40
     Subaccount                2012      2.74         0.30 - 2.75          8.27 - 11.03
                               2011      2.65         0.30 - 2.75         (0.60) - 1.87
                               2010      2.94         0.30 - 2.75           6.82 - 9.55
                               2009      4.24         0.30 - 2.75         15.10 - 18.01

  MSF MFS Value Subaccount     2013      1.08         0.30 - 2.65         16.93 - 35.32
                               2012      1.95         0.30 - 2.65         13.33 - 16.30
                               2011      1.61         0.30 - 2.70         (1.82) - 0.51
                               2010      1.45         0.30 - 2.70          8.31 - 11.16
                               2009        --         0.30 - 2.70         17.51 - 20.39

  MSF MSCI EAFE Index          2013      3.06         0.30 - 1.60         19.93 - 21.50
     Subaccount                2012      3.14         0.30 - 1.60         16.44 - 17.97
                               2011      2.51         0.30 - 1.60     (13.96) - (12.76)
                               2010      2.90         0.30 - 1.60           6.56 - 7.83
                               2009      4.32         0.30 - 1.60         26.52 - 28.27

  MSF Neuberger Berman         2013        --         0.30 - 2.65         24.17 - 35.86
     Genesis Subaccount        2012      0.12         1.70 - 2.60           6.92 - 7.89
     (Commenced 5/2/2011)      2011        --         1.70 - 2.10       (7.49) - (7.23)



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Russell 2000 Index         2013    31,268,599      1.96 - 4.45     123,574,772
     Subaccount                  2012    33,654,928      1.43 - 3.25      96,816,463
                                 2011    37,289,119      1.25 - 2.83      93,301,295
                                 2010    41,489,141      1.33 - 2.99     109,316,701
                                 2009    52,166,793      1.06 - 2.38     102,896,929

  MSF T. Rowe Price Large Cap    2013    32,411,409      1.43 - 2.60      54,003,653
     Growth Subaccount           2012    32,201,056      1.12 - 1.88      38,929,294
                                 2011    37,121,993      0.97 - 1.59      38,361,890
                                 2010    45,753,740      1.01 - 1.61      48,700,718
                                 2009    53,594,235      0.89 - 1.39      49,610,845

  MSF T. Rowe Price Small Cap    2013    55,991,286      1.62 - 3.32     125,245,594
     Growth Subaccount           2012    62,635,996      1.15 - 2.32      98,474,574
                                 2011    71,061,468      1.02 - 2.01      97,794,789
                                 2010    76,912,938      1.03 - 2.00     105,806,004
                                 2009    84,858,983      0.79 - 1.49      87,765,568

  MSF Western Asset              2013    27,649,077      1.19 - 2.91      44,979,001
     Management Strategic Bond   2012    33,573,093      1.21 - 2.91      55,654,805
     Opportunities Subaccount    2011    39,676,652      1.11 - 2.65      59,620,518
                                 2010     3,494,208      2.29 - 2.52       8,424,280
                                 2009     3,762,287      2.06 - 2.27       8,142,474

  MSF Western Asset              2013    73,690,565      1.07 - 2.54     109,839,169
     Management U.S. Government  2012    89,352,294      1.10 - 2.58     134,993,660
     Subaccount                  2011   101,794,264      1.07 - 2.53     148,935,292
                                 2010   125,335,567      1.04 - 2.42     173,254,111
                                 2009   140,576,689      1.00 - 2.31     185,790,047

  Pioneer VCT Disciplined        2013     7,809,700      1.27 - 1.40      10,612,641
     Value Subaccount            2012     9,719,668      1.02 - 1.11      10,469,380
                                 2011    10,856,888      0.94 - 1.02      10,766,616
                                 2010    13,452,820      1.01 - 1.07      14,111,087
                                 2009    14,948,808      0.94 - 1.00      14,626,585

  Pioneer VCT Emerging           2013     4,727,549      1.52 - 2.85      11,823,445
     Markets Subaccount          2012     5,609,487      1.58 - 2.96      14,604,398
                                 2011     6,504,758      1.39 - 2.69      15,409,987
                                 2010     8,376,046      1.86 - 3.58      26,221,434
                                 2009     9,315,020      1.65 - 3.15      25,836,006

  Pioneer VCT Equity Income      2013     8,854,373      1.55 - 2.19      18,092,864
     Subaccount                  2012    11,046,306      1.22 - 1.73      17,874,031
                                 2011    12,775,811      1.13 - 1.60      19,180,928
                                 2010    14,712,580      1.09 - 1.53      21,292,601
                                 2009    16,094,477      0.91 - 1.31      19,818,006

  Pioneer VCT Ibbotson Growth    2013   188,332,773      1.17 - 1.44     252,878,158
     Allocation Subaccount       2012   196,235,811      1.01 - 1.22     226,048,727
                                 2011   206,818,842      0.93 - 1.11     217,767,479
                                 2010   221,599,749      0.99 - 1.16     246,699,062
                                 2009   235,330,904      0.89 - 1.03     233,598,663



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Russell 2000 Index         2013      1.55         0.30 - 1.65         36.29 - 38.14
     Subaccount                  2012      1.16         0.30 - 1.65         14.44 - 16.00
                                 2011      1.08         0.30 - 1.65       (5.64) - (4.33)
                                 2010      1.17         0.30 - 1.65         24.90 - 26.48
                                 2009      2.08         0.30 - 1.65         23.86 - 25.64

  MSF T. Rowe Price Large Cap    2013      0.07         0.30 - 2.65         25.92 - 38.35
     Growth Subaccount           2012        --         0.30 - 2.65         15.56 - 18.32
                                 2011        --         0.30 - 2.65       (3.96) - (1.61)
                                 2010      0.07         0.30 - 2.65         13.72 - 16.38
                                 2009      0.34         0.30 - 2.65         39.25 - 42.59

  MSF T. Rowe Price Small Cap    2013      0.14         0.30 - 2.65         40.40 - 43.74
     Growth Subaccount           2012        --         0.30 - 2.65         12.86 - 15.56
                                 2011        --         0.30 - 2.65         (1.18) - 1.10
                                 2010        --         0.30 - 2.65         31.04 - 34.21
                                 2009      0.06         0.30 - 2.65         34.93 - 38.25

  MSF Western Asset              2013      4.97         1.17 - 2.60       (1.76) - (0.08)
     Management Strategic Bond   2012      3.46         1.17 - 2.60          8.42 - 10.19
     Opportunities Subaccount    2011      0.87         1.17 - 2.60           0.69 - 4.89
                                 2010      6.37         1.17 - 1.45         11.08 - 11.45
                                 2009      6.88         1.17 - 1.45         30.34 - 30.64

  MSF Western Asset              2013      2.23         0.15 - 2.45       (3.14) - (0.89)
     Management U.S. Government  2012      2.10         0.15 - 2.45           0.86 - 3.21
     Subaccount                  2011      1.53         0.15 - 2.45           2.95 - 5.33
                                 2010      2.75         0.15 - 2.45           3.23 - 5.63
                                 2009      4.76         0.15 - 2.45           1.78 - 4.15

  Pioneer VCT Disciplined        2013      1.50         1.50 - 2.75         25.11 - 26.68
     Value Subaccount            2012      0.99         1.50 - 2.75           7.58 - 8.94
                                 2011      0.73         1.50 - 2.75       (6.23) - (5.04)
                                 2010      0.59         1.50 - 2.75           6.31 - 7.64
                                 2009      0.78         1.50 - 2.75         12.54 - 14.01

  Pioneer VCT Emerging           2013      0.92         1.50 - 2.75       (4.84) - (3.65)
     Markets Subaccount          2012      0.21         1.50 - 2.75           8.61 - 9.99
                                 2011        --         1.50 - 2.75     (25.68) - (24.74)
                                 2010      0.31         1.50 - 2.75         12.48 - 13.89
                                 2009      0.89         1.50 - 2.75         69.34 - 71.42

  Pioneer VCT Equity Income      2013      2.26         1.50 - 2.60         25.53 - 26.92
     Subaccount                  2012      3.67         1.50 - 2.60           7.13 - 8.32
                                 2011      1.99         1.50 - 2.60           3.05 - 4.17
                                 2010      2.05         1.50 - 2.60         16.21 - 17.49
                                 2009      3.08         1.50 - 2.60         10.96 - 12.19

  Pioneer VCT Ibbotson Growth    2013      1.80         1.50 - 2.90         15.84 - 17.47
     Allocation Subaccount       2012      1.76         1.50 - 2.90          8.67 - 10.21
                                 2011      1.96         1.50 - 2.90       (6.07) - (4.73)
                                 2010      1.91         1.50 - 2.90         11.41 - 13.12
                                 2009      2.51         1.50 - 2.90         28.97 - 30.66



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                        AS OF DECEMBER 31
                                         ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                             UNITS        HIGHEST ($)      ASSETS ($)
                                         ------------  ----------------  --------------
  Pioneer VCT Ibbotson             2013    88,427,725       1.19 - 1.43     118,420,640
     Moderate Allocation           2012    97,323,359       1.05 - 1.25     114,841,514
     Subaccount                    2011   107,898,072       0.97 - 1.13     116,552,439
                                   2010   119,014,176       1.02 - 1.18     134,202,065
                                   2009   127,523,679       0.92 - 1.05     129,177,322

  Pioneer VCT Mid Cap Value        2013    13,948,854       1.54 - 2.38      29,462,183
     Subaccount                    2012    17,566,894       1.19 - 1.82      28,565,653
                                   2011    21,724,375       1.10 - 1.67      32,437,470
                                   2010    27,106,926       1.21 - 1.80      43,769,962
                                   2009    31,686,148       0.95 - 1.55      43,949,273

  Pioneer VCT Real Estate          2013     4,679,392       1.52 - 2.50      10,515,684
     Shares Subaccount             2012     5,535,016       1.53 - 2.50      12,543,885
                                   2011     6,712,774       1.34 - 2.19      13,366,638
                                   2010     8,080,999       1.24 - 2.03      15,025,737
                                   2009     8,382,574       0.96 - 1.60      12,313,902

  UIF Growth Subaccount            2013     3,897,642       1.35 - 2.81       7,732,651
                                   2012     5,479,096       0.93 - 1.93       7,099,628
                                   2011     6,391,312       0.82 - 1.72       7,349,810
                                   2010     7,852,817       0.86 - 1.81       9,543,702
                                   2009     9,106,525       0.71 - 1.50       9,168,364

  UIF U.S. Real Estate Subaccount  2013     7,127,326       1.49 - 1.56      10,891,729
                                   2012     9,063,057       1.49 - 1.55      13,803,143
                                   2011    11,698,765       1.31 - 1.36      15,642,002
                                   2010    16,338,780       1.26 - 1.30      20,965,294
                                   2009    20,079,803       0.99 - 1.01      20,149,396

  Wells Fargo VT Small Cap         2013     1,429,790       1.73 - 2.70       2,776,008
     Value Subaccount              2012     1,781,119       1.53 - 2.37       3,080,263
                                   2011     2,074,209       1.36 - 2.09       3,218,582
                                   2010     2,391,673       1.48 - 2.27       4,028,620
                                   2009     2,853,960       1.28 - 1.95       4,195,513

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  Pioneer VCT Ibbotson             2013      2.31         1.50 - 2.85        12.97 - 14.51
     Moderate Allocation           2012      2.46         1.50 - 2.90          8.38 - 9.92
     Subaccount                    2011      2.52         1.50 - 2.90      (4.91) - (3.49)
                                   2010      2.54         1.50 - 2.90        10.65 - 12.23
                                   2009      3.43         1.50 - 2.90        27.74 - 29.49

  Pioneer VCT Mid Cap Value        2013      0.74         1.40 - 2.75        29.15 - 30.91
     Subaccount                    2012      0.84         1.40 - 2.75          7.80 - 9.28
                                   2011      0.65         1.40 - 2.75      (8.38) - (7.15)
                                   2010      0.89         1.40 - 2.75        14.65 - 16.27
                                   2009      1.29         1.40 - 2.75        21.93 - 23.45

  Pioneer VCT Real Estate          2013      2.09         1.50 - 2.65        (1.12) - 0.03
     Shares Subaccount             2012      2.10         1.50 - 2.65        13.04 - 14.35
                                   2011      2.18         1.50 - 2.60          6.90 - 8.11
                                   2010      2.45         1.50 - 2.60        25.25 - 26.68
                                   2009      4.45         1.50 - 2.60        28.17 - 29.57

  UIF Growth Subaccount            2013      0.46         1.40 - 2.50        44.42 - 46.02
                                   2012        --         1.40 - 2.50        11.54 - 12.78
                                   2011      0.11         1.40 - 2.60      (5.22) - (4.13)
                                   2010      0.12         1.40 - 2.60        19.72 - 21.27
                                   2009        --         1.40 - 2.60        61.13 - 63.27

  UIF U.S. Real Estate Subaccount  2013      1.09         1.40 - 1.90          0.13 - 0.63
                                   2012      0.85         1.40 - 1.90        13.65 - 14.22
                                   2011      0.84         1.40 - 1.90          3.96 - 4.46
                                   2010      2.17         1.40 - 1.90        27.45 - 28.11
                                   2009      3.29         1.40 - 1.90        25.92 - 26.59

  Wells Fargo VT Small Cap         2013      0.66         0.30 - 1.85        12.65 - 14.41
     Value Subaccount              2012      0.87         0.30 - 1.85        11.90 - 13.65
                                   2011      0.65         0.30 - 1.85      (8.95) - (7.58)
                                   2010      1.51         0.30 - 1.85        15.16 - 16.95
                                   2009      1.23         0.30 - 1.85        57.11 - 59.59

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

 2 These amounts represent annualized contract expenses of the applicable
   Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                    Page
                                                                                                    ----
Report of Independent Registered Public Accounting Firm............................................   2
Financial Statements at December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012
  and 2011:
 Consolidated Balance Sheets.......................................................................   3
 Consolidated Statements of Operations.............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)............................................   5
 Consolidated Statements of Stockholders' Equity...................................................   6
 Consolidated Statements of Cash Flows.............................................................   7
 Notes to the Consolidated Financial Statements....................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies......   9
     Note 2 -- Segment Information.................................................................  29
     Note 3 -- Dispositions........................................................................  35
     Note 4 -- Insurance...........................................................................  36
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-
       Related Intangibles.........................................................................  42
     Note 6 -- Reinsurance.........................................................................  46
     Note 7 -- Investments.........................................................................  53
     Note 8 -- Derivatives.........................................................................  76
     Note 9 -- Fair Value..........................................................................  88
     Note 10 -- Goodwill........................................................................... 114
     Note 11 -- Debt............................................................................... 116
     Note 12 -- Equity............................................................................. 117
     Note 13 -- Other Expenses..................................................................... 122
     Note 14 -- Income Tax......................................................................... 123
     Note 15 -- Contingencies, Commitments and Guarantees.......................................... 126
     Note 16 -- Related Party Transactions......................................................... 130
     Note 17 -- Subsequent Event................................................................... 130
Financial Statement Schedules at December 31, 2013 and 2012 and for the Years Ended December 31,
  2013, 2012 and 2011:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties.... 131
 Schedule II -- Condensed Financial Information (Parent Company Only).............................. 132
 Schedule III -- Consolidated Supplementary Insurance Information.................................. 136
 Schedule IV -- Consolidated Reinsurance........................................................... 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2013. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 28, 2014

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                            2013        2012
                                                                                         ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $43,477 and $46,005, respectively)................................................... $    45,252 $    50,968
 Equity securities available-for-sale, at estimated fair value (cost: $397 and $311,
   respectively)........................................................................         418         317
 Mortgage loans (net of valuation allowances of $34 and $35, respectively; includes
   $1,598 and $2,666, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       7,718       9,157
 Policy loans...........................................................................       1,219       1,216
 Real estate and real estate joint ventures.............................................         754         708
 Other limited partnership interests....................................................       2,130       1,848
 Short-term investments, principally at estimated fair value............................       2,107       2,576
 Other invested assets, principally at estimated fair value.............................       2,555       2,970
                                                                                         ----------- -----------
   Total investments....................................................................      62,153      69,760
Cash and cash equivalents, principally at estimated fair value..........................         746         895
Accrued investment income (includes $9 and $13, respectively, relating to variable
  interest entities)....................................................................         542         575
Premiums, reinsurance and other receivables.............................................      20,609      21,927
Deferred policy acquisition costs and value of business acquired........................       4,730       3,746
Current income tax recoverable..........................................................         192         135
Goodwill................................................................................         493         559
Other assets............................................................................         794         826
Separate account assets.................................................................      97,780      86,114
                                                                                         ----------- -----------
   Total assets......................................................................... $   188,039 $   184,537
                                                                                         =========== ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits.................................................................. $    27,991 $    27,583
Policyholder account balances...........................................................      33,453      36,976
Other policy-related balances...........................................................       3,164       3,138
Payables for collateral under securities loaned and other transactions..................       6,451       8,399
Long-term debt (includes $1,461 and $2,559, respectively, at estimated fair value,
  relating to variable interest entities)...............................................       2,251       3,350
Deferred income tax liability...........................................................       1,385       1,870
Other liabilities (includes $7 and $13, respectively, relating to variable interest
  entities).............................................................................       6,776       6,547
Separate account liabilities............................................................      97,780      86,114
                                                                                         ----------- -----------
   Total liabilities....................................................................     179,251     173,977
                                                                                         ----------- -----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317
  shares issued and outstanding at December 31, 2013 and 2012...........................          86          86
Additional paid-in capital..............................................................       6,737       6,718
Retained earnings.......................................................................       1,076       1,356
Accumulated other comprehensive income (loss)...........................................         889       2,400
                                                                                         ----------- -----------
   Total stockholders' equity...........................................................       8,788      10,560
                                                                                         ----------- -----------
   Total liabilities and stockholders' equity........................................... $   188,039 $   184,537
                                                                                         =========== ===========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                        2013      2012      2011
                                                                      --------- --------- ---------
Revenues
Premiums............................................................. $     606 $   1,261 $   1,828
Universal life and investment-type product policy fees...............     2,336     2,261     1,956
Net investment income................................................     2,852     2,952     3,074
Other revenues.......................................................       592       511       508
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......       (9)      (52)      (42)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................      (11)         3       (5)
 Other net investment gains (losses).................................       102       201        82
                                                                      --------- --------- ---------
   Total net investment gains (losses)...............................        82       152        35
 Net derivative gains (losses).......................................   (1,052)     1,003     1,096
                                                                      --------- --------- ---------
     Total revenues..................................................     5,416     8,140     8,497
                                                                      --------- --------- ---------
Expenses
Policyholder benefits and claims.....................................     1,707     2,389     2,660
Interest credited to policyholder account balances...................     1,037     1,147     1,189
Goodwill impairment..................................................        66       394        --
Other expenses.......................................................     1,659     2,720     2,981
                                                                      --------- --------- ---------
     Total expenses..................................................     4,469     6,650     6,830
                                                                      --------- --------- ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       947     1,490     1,667
Provision for income tax expense (benefit)...........................       227       372       493
                                                                      --------- --------- ---------
Income (loss) from continuing operations, net of income tax..........       720     1,118     1,174
Income (loss) from discontinued operations, net of income tax........        --         8        --
                                                                      --------- --------- ---------
Net income (loss).................................................... $     720 $   1,126 $   1,174
                                                                      ========= ========= =========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                         2013       2012      2011
                                                                      ----------- --------- ---------
Net income (loss).................................................... $       720 $   1,126 $   1,174
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     (2,094)       850     2,074
 Unrealized gains (losses) on derivatives............................       (204)         4       347
 Foreign currency translation adjustments............................          28        88      (16)
                                                                      ----------- --------- ---------
Other comprehensive income (loss), before income tax.................     (2,270)       942     2,405
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................         759     (313)     (851)
                                                                      ----------- --------- ---------
Other comprehensive income (loss), net of income tax.................     (1,511)       629     1,554
                                                                      ----------- --------- ---------
Comprehensive income (loss).......................................... $     (791) $   1,755 $   2,728
                                                                      =========== ========= =========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholders' Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                           Accumulated Other Comprehensive Income (Loss)
                                                           ---------------------------------------------
                                                                Net                          Foreign
                                    Additional               Unrealized      Other-Than-    Currency         Total
                             Common  Paid-in    Retained     Investment       Temporary    Translation   Stockholders'
                             Stock   Capital    Earnings   Gains (Losses)    Impairments   Adjustments      Equity
                             ------ ---------- ----------- --------------    -----------   -----------   -------------
Balance at December 31,
  2010 (1).................. $   86 $   6,719  $       424  $       393      $     (51)     $   (125)     $     7,446
Dividend paid to MetLife....                         (517)                                                      (517)
Capital contribution........                1                                                                       1
Return of capital (Note 12).             (47)                                                                    (47)
Net income (loss)...........                         1,174                                                      1,174
Other comprehensive income
  (loss), net of income tax.                                      1,591            (23)          (14)           1,554
                             ------ ---------  -----------  -----------      ----------     ---------     -----------
Balance at December 31, 2011     86     6,673        1,081        1,984            (74)         (139)           9,611
Dividend of subsidiary
  (Note 3)..................                         (347)                                                      (347)
Dividend paid to MetLife....                         (504)                                                      (504)
Capital contribution........               45                                                                      45
Net income (loss)...........                         1,126                                                      1,126
Other comprehensive income
  (loss), net of income
  tax (2)...................                                        503              36            90             629
                             ------ ---------  -----------  -----------      ----------     ---------     -----------
Balance at December 31, 2012     86     6,718        1,356        2,487            (38)          (49)          10,560
Dividend paid to MetLife....                       (1,000)                                                    (1,000)
Capital contribution........               19                                                                      19
Net income (loss)...........                           720                                                        720
Other comprehensive income
  (loss), net of income tax.                                    (1,549)              12            26         (1,511)
                             ------ ---------  -----------  -----------      ----------     ---------     -----------
Balance at December 31, 2013 $   86 $   6,737  $     1,076  $       938      $     (26)     $    (23)     $     8,788
                             ====== =========  ===========  ===========      ==========     =========     ===========

--------
(1)Includes amounts related to prior period adjustments to Retained Earnings of ($33) million. See Note 1.
(2)Includes amounts related to dividend of subsidiary. See Notes 3 and 12.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                           2013        2012        2011
                                                                                        ----------- ----------- -----------
Cash flows from operating activities
Net income (loss)...................................................................... $       720 $     1,126 $     1,174
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...............................................          33          31          37
  Amortization of premiums and accretion of discounts associated with investments, net.       (167)       (168)       (152)
  (Gains) losses on investments and derivatives and from sales of businesses, net......       1,108     (1,043)     (1,160)
  (Income) loss from equity method investments, net of dividends or distributions......        (78)        (42)        (23)
  Interest credited to policyholder account balances...................................       1,037       1,147       1,189
  Universal life and investment-type product policy fees...............................     (2,336)     (2,261)     (1,956)
  Goodwill impairment..................................................................          66         394          --
  Change in fair value option securities...............................................          --       (602)     (1,483)
  Change in accrued investment income..................................................          77          66          51
  Change in premiums, reinsurance and other receivables................................     (1,355)     (1,197)     (1,202)
  Change in deferred policy acquisition costs and value of business acquired, net......       (553)         182       (207)
  Change in income tax.................................................................         213         630         537
  Change in other assets...............................................................       1,836       1,499       1,386
  Change in insurance-related liabilities and policy-related balances..................       1,144       1,863       1,958
  Change in other liabilities..........................................................         847         804         406
  Other, net...........................................................................         141          53          67
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) operating activities....................................       2,733       2,482         622
                                                                                        ----------- ----------- -----------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities...........................................................      18,718      14,394      17,348
   Equity securities...................................................................          67          50         168
   Mortgage loans......................................................................       2,292       1,447         993
   Real estate and real estate joint ventures..........................................         104          72          26
   Other limited partnership interests.................................................         153         223         256
  Purchases of:
   Fixed maturity securities...........................................................    (15,841)    (15,706)    (17,127)
   Equity securities...................................................................       (133)        (58)        (27)
   Mortgage loans......................................................................       (882)       (807)     (1,357)
   Real estate and real estate joint ventures..........................................       (201)       (225)        (72)
   Other limited partnership interests.................................................       (363)       (341)       (378)
  Cash received in connection with freestanding derivatives............................         111         414         397
  Cash paid in connection with freestanding derivatives................................       (720)       (335)       (478)
  Dividend of subsidiary...............................................................          --        (53)          --
  Issuances of loans to affiliates.....................................................       (500)          --       (430)
  Net change in policy loans...........................................................         (3)        (13)        (13)
  Net change in short-term investments.................................................         471       (155)     (1,347)
  Net change in other invested assets..................................................        (47)        (54)        (12)
  Other, net...........................................................................           3          --           1
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) investing activities.................................... $     3,229 $   (1,147) $   (2,052)
                                                                                        ----------- ----------- -----------

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                              2013        2012        2011
                                                                                           ----------- ----------- -----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................... $    13,770 $    14,785 $    20,496
   Withdrawals............................................................................    (15,899)    (15,493)    (19,404)
  Net change in payables for collateral under securities loaned and other transactions....     (1,948)         320        (24)
  Long-term debt repaid...................................................................     (1,009)       (482)       (385)
  Financing element on certain derivative instruments.....................................        (29)         180         129
  Return of capital.......................................................................          --          --        (47)
  Dividends on common stock...............................................................     (1,000)       (504)       (517)
                                                                                           ----------- ----------- -----------
Net cash provided by (used in) financing activities.......................................     (6,115)     (1,194)         248
                                                                                           ----------- ----------- -----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.           4           9         (1)
                                                                                           ----------- ----------- -----------
Change in cash and cash equivalents.......................................................       (149)         150     (1,183)
Cash and cash equivalents, beginning of year..............................................         895         745       1,928
                                                                                           ----------- ----------- -----------
Cash and cash equivalents, end of year.................................................... $       746 $       895 $       745
                                                                                           =========== =========== ===========
Supplemental disclosures of cash flow information
  Net cash paid (received) for:
   Interest............................................................................... $       194 $       232 $       406
                                                                                           =========== =========== ===========
   Income tax............................................................................. $       (1) $     (226) $      (47)
                                                                                           =========== =========== ===========
  Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $        -- $     4,857 $        --
   Liabilities disposed...................................................................          --     (4,567)          --
                                                                                           ----------- ----------- -----------
   Net assets disposed....................................................................          --         290          --
   Cash disposed..........................................................................          --        (53)          --
   Dividend of interests in subsidiary....................................................          --       (237)          --
                                                                                           ----------- ----------- -----------
   (Gain) loss on dividend of interests in subsidiary..................................... $        -- $        -- $        --
                                                                                           =========== =========== ===========
  Capital contribution from MetLife, Inc.................................................. $        19 $        45 $        --
                                                                                           =========== =========== ===========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $        -- $        50 $         5
                                                                                           =========== =========== ===========

--------

(1)See Note 3.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

  In the second quarter of 2013, MetLife announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MetLife Insurance Company of Connecticut, MLI-USA and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MetLife Insurance Company of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services ("Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with Metropolitan Life Insurance Company ("MLIC"), an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, MetLife Insurance Company of Connecticut recorded a reinsurance recoverable, included in premiums, reinsurance and other receivables, of $545 million and a funds withheld liability, included in other liabilities, of $97 million, and transferred cash and investments of $448 million to MLIC. On December 31, 2013, MetLife Insurance Company of Connecticut deposited investments with an estimated fair market value of $6.3 billion into a custodial account, which became restricted to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance on January 1, 2014. In anticipation of establishing the custodial account with qualifying investments, MetLife Insurance Company of Connecticut transferred investments with an estimated fair value of $739 million and cash of $12 million to MLIC and received from MLIC qualifying investments with an estimated fair value of $751 million in the fourth quarter of 2013. See Note 7. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 3.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

   Adjustments to Prior Periods

    During the fourth quarter of 2013, the Company determined to adjust certain prior period results to correct the following:

    . Certain prior years' acquisition costs related to variable annuity sales were incorrectly allocated to an affiliate. Such costs, net of deferred policy acquisition costs ("DAC"), were $57 million, $66 million, and $52 million for 2012, 2011 and 2010, respectively.

    . A DAC recoverability write-off of $111 million associated with term life and universal life secondary guarantees business sold in 2012 was not recorded as of December 31, 2012.

    . The fair value of a bifurcated embedded derivative associated with a reinsurance agreement was overstated by $23 million for 2011.

    . Policyholder benefits and claims and other expenses were overstated in 2012 by $6 million and $23 million, respectively, due to an adjustment in the modeling of dynamic lapses in certain variable annuity products.

    .  Tax valuation allowances were understated by $22 million for 2012.

    . A non-cash transaction relating to a pension closeout sale was incorrectly recorded as an increase of $312 million in net cash provided by operating activities with an offsetting impact on net cash used in investing activities for 2011.

    Management evaluated the materiality of these adjustments quantitatively and qualitatively and concluded that they were not material to any prior periods' annual or quarterly financial statements, however, unadjusted amounts as of December 31, 2012 would have had a significant effect on the results of operations for 2013 if they were recorded in 2013. Accordingly, the Company has revised its previously reported financial statements for prior annual periods for the items listed above, including the related tax impacts, as detailed below. The effects of the adjustments were immaterial to quarterly financial information reported in each of the interim condensed consolidated financial statements in 2012 and 2013, since the most significant adjustments occurred in the fourth quarter of 2012. As a result, such previously reported quarterly financial information has not been adjusted, and we do not plan to amend prior quarterly filings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The impact of the adjustments is shown in the tables below:

                                                                      December 31, 2012
                                                                     -------------------
                                                                         As
                                                                     Previously    As
Consolidated Balance Sheets                                           Reported  Adjusted
-------------------------------------------------------------------- ---------- --------
                                                                        (In millions)
Assets
   Premiums, reinsurance and other receivables......................  $ 22,143  $ 21,927
   Deferred policy acquisition costs and value of business acquired.  $  3,793  $  3,746
   Other assets.....................................................  $    822  $    826
   Total assets.....................................................  $184,796  $184,537
Liabilities
   Future policy benefits...........................................  $ 27,585  $ 27,583
   Deferred income tax liability....................................  $  1,938  $  1,870
   Total liabilities................................................  $174,047  $173,977
Stockholders' Equity
   Retained earnings................................................  $  1,545  $  1,356
   Total stockholders' equity.......................................  $ 10,749  $ 10,560
   Total liabilities and stockholders' equity.......................  $184,796  $184,537

                                                                                   December 31,
                                                                      ---------------------------------------
                                                                             2012                2011
                                                                      ------------------- -------------------
                                                                          As                  As
                                                                      Previously    As    Previously    As
Consolidated Statements of Operations                                  Reported  Adjusted  Reported  Adjusted
--------------------------------------------------------------------- ---------- -------- ---------- --------
                                                                                   (In millions)
Revenues
   Net derivative gains (losses).....................................   $  980    $1,003    $1,119    $1,096
   Total revenues....................................................   $8,117    $8,140    $8,520    $8,497
Expenses
   Policyholder benefits and claims..................................   $2,395    $2,389    $2,660       N/A
   Other expenses....................................................   $2,575    $2,720    $2,915    $2,981
   Total expenses....................................................   $6,511    $6,650    $6,764    $6,830
Income (loss) from continuing operations before provision for income
  tax................................................................   $1,606    $1,490    $1,756    $1,667
Provision for income tax expense (benefit)...........................   $  391    $  372    $  523    $  493
Income (loss) from continuing operations, net of income tax..........   $1,215    $1,118    $1,233    $1,174
Net income (loss)....................................................   $1,223    $1,126    $1,233    $1,174

                                                                     December 31,
                                                        ---------------------------------------
                                                               2012                2011
                                                        ------------------- -------------------
                                                            As                  As
                                                        Previously    As    Previously    As
Consolidated Statements of Comprehensive Income (Loss)   Reported  Adjusted  Reported  Adjusted
------------------------------------------------------  ---------- -------- ---------- --------
                                                                     (In millions)
             Net income (loss).........................   $1,223    $1,126    $1,233    $1,174
             Comprehensive income (loss)...............   $1,852    $1,755    $2,787    $2,728

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                           As
                                                       Previously    As
      Consolidated Statements of Stockholders' Equity   Reported  Adjusted
      -----------------------------------------------  ---------- --------
                                                          (In millions)
             Retained Earnings
               Balance at December 31, 2010...........  $   457   $   424
                Net income (loss).....................  $ 1,233   $ 1,174
               Balance at December 31, 2011...........  $ 1,173   $ 1,081
                Net income (loss).....................  $ 1,223   $ 1,126
               Balance at December 31, 2012...........  $ 1,545   $ 1,356
             Total Stockholders' Equity
               Balance at December 31, 2010...........  $ 7,479   $ 7,446
               Balance at December 31, 2011...........  $ 9,703   $ 9,611
               Balance at December 31, 2012...........  $10,749   $10,560

                                                                                   December 31,
-                                                                    ---------------------------------------
                                                                            2012                 2011
                                                                     ------------------  -------------------
                                                                         As                  As
                                                                     Previously    As    Previously    As
Consolidated Statements of Cash Flows                                 Reported  Adjusted  Reported  Adjusted
-------------------------------------------------------------------  ---------- -------- ---------- --------
                                                                                  (In millions)
Cash flows from operating activities
   Net income (loss)................................................  $ 1,223   $ 1,126   $  1,233  $  1,174
   (Gains) losses on investments and derivatives and from sales of businesses, net................................................  $(1,020)  $(1,043)  $ (1,183) $ (1,160)
   Change in premiums, reinsurance and other receivables............  $(1,229)  $(1,197)  $ (1,288) $ (1,202)
   Change in deferred policy acquisition costs and value of
     business acquired, net.........................................  $    69   $   182   $   (187) $   (207)
   Change in income tax.............................................  $   649   $   630   $    567  $    537
   Change in other assets...........................................  $ 1,503   $ 1,499        N/A       N/A
   Change in insurance-related liabilities and policy-related
     balances.......................................................  $ 1,865   $ 1,863   $  2,307  $  1,958
   Other, net.......................................................      N/A       N/A   $     30  $     67
   Net cash provided by (used in) operating activities..............      N/A       N/A   $    934  $    622
Cash flows from investing activities
   Purchases of fixed maturity securities...........................      N/A       N/A   $(17,439) $(17,127)
   Net cash provided by (used in) investing activities..............      N/A       N/A   $ (2,364) $ (2,052)

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------------------
Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                            4
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles   5
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                          6
--------------------------------------------------------------------------------------------------------
Investments                                                                                          7
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                          8
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                           9
--------------------------------------------------------------------------------------------------------
Goodwill                                                                                             10
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                           14
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                             15

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance and policyholder dividends due and unpaid.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
    . in limited circumstances, the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 5 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 7.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Tax credit and renewable energy partnerships derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Leveraged leases are recorded net of non-recourse debt. Income on leveraged leases is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Investments in joint ventures that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

  Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by MLIC, an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company of Connecticut and all of its includable subsidiaries join with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company of Connecticut and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If MetLife Insurance Company of Connecticut or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company of Connecticut and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company of Connecticut or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2013 and 2012.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $200 million and $185 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $97 million and $92 million at December 31, 2013 and 2012, respectively. Related amortization expense was $5 million, $10 million and $17 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 12.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 8.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 9.

Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and indexed annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses, including direct and digital marketing products, run-off businesses, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses). Operating expenses excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and
       (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2013, 2012 and 2011 and at December 31, 2013 and 2012. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

   MetLife's economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
 (loss) from continuing operations, net of income tax.

   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                  Operating Earnings
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    387  $   184   $    35  $    606 $       --   $      606
Universal life and investment-type product policy fees..    2,155       35        --     2,190        146        2,336
Net investment income...................................    1,614    1,162       112     2,888       (36)        2,852
Other revenues..........................................      587        5        --       592         --          592
Net investment gains (losses)...........................       --       --        --        --         82           82
Net derivative gains (losses)...........................       --       --        --        --    (1,052)      (1,052)
                                                         --------  -------   -------  -------- ----------   ----------
  Total revenues........................................    4,743    1,386       147     6,276      (860)        5,416
                                                         --------  -------   -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................      737      749        14     1,500        207        1,707
Interest credited to policyholder account balances......      906      136        --     1,042        (5)        1,037
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (475)      (2)      (27)     (504)         --        (504)
Amortization of DAC and VOBA............................      552        5         1       558      (508)           50
Interest expense on debt................................       --       --        68        68        122          190
Other expenses..........................................    1,816       36        71     1,923         --        1,923
                                                         --------  -------   -------  -------- ----------   ----------
  Total expenses........................................    3,536      924       127     4,587      (118)        4,469
                                                         --------  -------   -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      395      162      (86)       471      (244)          227
                                                         --------  -------   -------  -------- ----------   ----------
Operating earnings...................................... $    812  $   300   $   106     1,218
                                                         ========  =======   =======
Adjustments to:.........................................
  Total revenues........................................                                 (860)
  Total expenses........................................                                   118
  Provision for income tax (expense) benefit............                                   244
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $    720              $      720
                                                                                      ========              ==========

                                            Corporate
                                             Benefit  Corporate &
   At December 31, 2013            Retail    Funding     Other      Total
   ----------------------------- ---------- --------- ----------- ----------
                                                (In millions)
   Total assets................. $  146,515 $  30,822  $  10,702  $  188,039
   Separate account assets...... $   95,692 $   2,088  $      --  $   97,780
   Separate account liabilities. $   95,692 $   2,088  $      --  $   97,780

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Earnings
                                                         ---------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate &                         Total
Year Ended December 31, 2012                              Retail   Funding     Other     Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- ----------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $    498 $    629   $    134   $  1,261 $       --  $     1,261
Universal life and investment-type product policy fees..    2,081       29         14      2,124        137        2,261
Net investment income...................................    1,525    1,167        185      2,877         75        2,952
Other revenues..........................................      505        6         --        511         --          511
Net investment gains (losses)...........................       --       --         --         --        152          152
Net derivative gains (losses)...........................       --       --         --         --      1,003        1,003
                                                         -------- --------   --------   -------- ----------  -----------
  Total revenues........................................    4,609    1,831        333      6,773      1,367        8,140
                                                         -------- --------   --------   -------- ----------  -----------
Expenses
Policyholder benefits and claims........................      738    1,161        128      2,027        362        2,389
Interest credited to policyholder account balances......      943      162         --      1,105         42        1,147
Goodwill impairment.....................................       --       --         --         --        394          394
Capitalization of DAC...................................    (848)      (5)       (33)      (886)         --        (886)
Amortization of DAC and VOBA............................      666       10          2        678        357        1,035
Interest expense on debt................................       --       --         68         68        163          231
Other expenses..........................................    2,229       39         66      2,334          6        2,340
                                                         -------- --------   --------   -------- ----------  -----------
  Total expenses........................................    3,728    1,367        231      5,326      1,324        6,650
                                                         -------- --------   --------   -------- ----------  -----------
Provision for income tax expense (benefit)..............      332      162       (30)        464       (92)          372
                                                         -------- --------   --------   --------             -----------
Operating earnings...................................... $    549 $    302   $    132        983
                                                         ======== ========   ========
Adjustments to:
  Total revenues........................................                                   1,367
  Total expenses........................................                                 (1,324)
  Provision for income tax (expense) benefit............                                      92
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  1,118             $     1,118
                                                                                        ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2012            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  136,074  $33,140  $  15,323 $  184,537
    Separate account assets...... $   84,106  $ 2,008  $      -- $   86,114
    Separate account liabilities. $   84,106  $ 2,008  $      -- $   86,114

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)

                                                                    Operating Earnings
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2011                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      710  $  1,071  $     47 $    1,828 $        --  $     1,828
Universal life and investment-type product policy fees..      1,764        34        36      1,834         122        1,956
Net investment income...................................      1,423     1,175       181      2,779         295        3,074
Other revenues..........................................        502         5         1        508          --          508
Net investment gains (losses)...........................         --        --        --         --          35           35
Net derivative gains (losses)...........................         --        --        --         --       1,096        1,096
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      4,399     2,285       265      6,949       1,548        8,497
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................        896     1,598        46      2,540         120        2,660
Interest credited to policyholder account balances......        988       180        --      1,168          21        1,189
Goodwill impairment.....................................         --        --        --         --          --           --
Capitalization of DAC...................................    (1,301)       (7)      (57)    (1,365)          --      (1,365)
Amortization of DAC and VOBA............................        791         4         6        801         358        1,159
Interest expense on debt................................         --        --        67         67         322          389
Other expenses..........................................      2,568        42       163      2,773          25        2,798
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      3,942     1,817       225      5,984         846        6,830
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        161       164      (70)        255         238          493
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      296  $    304  $    110        710
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                     1,548
  Total expenses........................................                                     (846)
  Provision for income tax (expense) benefit............                                     (238)
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    1,174              $     1,174
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2013     2012     2011
                                          -------- -------- --------
                                                (In millions)
           Life insurance (1)............ $  3,528 $  4,026 $  4,285
           Accident and health insurance.        6        7        7
                                          -------- -------- --------
            Total........................ $  3,534 $  4,033 $  4,292
                                          ======== ======== ========

--------

(1) Includes annuities and corporate benefit funding products.

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2013, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2013     2012     2011
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  3,442 $  3,329 $  3,222
                  Foreign:
                   United Kingdom.       92      556      986
                   Other (1)......       --      148       84
                                   -------- -------- --------
                     Total........ $  3,534 $  4,033 $  4,292
                                   ======== ======== ========

--------

(1)See Note 3 for information on the disposition of a subsidiary.

3. Dispositions

Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe Limited ("MetLife Europe") to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other. See Note 2 for a discussion of Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2013 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2013      2012
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  35,844 $  37,642
                 Corporate Benefit Funding.    22,222    23,766
                 Corporate & Other.........     6,542     6,289
                                            --------- ---------
                  Total.................... $  64,608 $  67,697
                                            ========= =========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts).
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 2% to 7%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 3% and 2% of the Company's life insurance in-force at December 31, 2013 and 2012, respectively. Participating policies represented 32%, 24% and 10% of gross life insurance premiums for the years ended December 31, 2013, 2012 and 2011, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and
                                                    Variable Life
                                  Annuity Contracts   Contracts
                                  ----------------- -------------
                                                      Secondary
                                   GMDBs    GMIBs    Guarantees     Total
                                  -------- -------- ------------- ---------
                                                (In millions)
    Direct
    Balance at January 1, 2011... $     79 $    281     $     896 $   1,256
    Incurred guaranteed benefits.       84      128           140       352
    Paid guaranteed benefits.....     (25)       --            --      (25)
                                  -------- --------     --------- ---------
    Balance at December 31, 2011.      138      409         1,036     1,583
    Incurred guaranteed benefits.      108      402           332       842
    Paid guaranteed benefits.....     (29)       --            --      (29)
                                  -------- --------     --------- ---------
    Balance at December 31, 2012.      217      811         1,368     2,396
    Incurred guaranteed benefits.      155      127           415       697
    Paid guaranteed benefits.....     (17)       --            --      (17)
                                  -------- --------     --------- ---------
    Balance at December 31, 2013. $    355 $    938     $   1,783 $   3,076
                                  ======== ========     ========= =========
    Ceded
    Balance at January 1, 2011... $     76 $     97     $     657 $     830
    Incurred guaranteed benefits.       59       42           110       211
    Paid guaranteed benefits.....     (21)       --            --      (21)
                                  -------- --------     --------- ---------
    Balance at December 31, 2011.      114      139           767     1,020
    Incurred guaranteed benefits.       56      129           267       452
    Paid guaranteed benefits.....     (25)       --            --      (25)
                                  -------- --------     --------- ---------
    Balance at December 31, 2012.      145      268         1,034     1,447
    Incurred guaranteed benefits.       85       31           334       450
    Paid guaranteed benefits.....     (15)       --            --      (15)
                                  -------- --------     --------- ---------
    Balance at December 31, 2013. $    215 $    299     $   1,368 $   1,882
                                  ======== ========     ========= =========
    Net
    Balance at January 1, 2011... $      3 $    184     $     239 $     426
    Incurred guaranteed benefits.       25       86            30       141
    Paid guaranteed benefits.....      (4)       --            --       (4)
                                  -------- --------     --------- ---------
    Balance at December 31, 2011.       24      270           269       563
    Incurred guaranteed benefits.       52      273            65       390
    Paid guaranteed benefits.....      (4)       --            --       (4)
                                  -------- --------     --------- ---------
    Balance at December 31, 2012.       72      543           334       949
    Incurred guaranteed benefits.       70       96            81       247
    Paid guaranteed benefits.....      (2)       --            --       (2)
                                  -------- --------     --------- ---------
    Balance at December 31, 2013. $    140 $    639     $     415 $   1,194
                                  ======== ========     ========= =========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $  46,559 $  39,113
                      Balanced........    41,894    37,528
                      Bond............     4,270     4,678
                      Money Market....       789       879
                                       --------- ---------
                       Total.......... $  93,512 $  82,198
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 6 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2013                         2012
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   100,420    $    57,041   $    89,671    $    51,411
Separate account value..................  $    95,637    $    55,805   $    84,106    $    49,778
Net amount at risk......................  $     2,230    $       562   $     3,117    $     2,316
Average attained age of contractholders.     64 years       64 years      63 years       63 years

                                                        December 31,
                                                   -----------------------
                                                      2013        2012
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,360 $     5,812
     Net amount at risk........................... $    91,264 $    86,468
     Average attained age of policyholders........    58 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2013, 2012 and 2011, the Company issued $10.9 billion, $10.3 billion and $12.5 billion, respectively, and repaid $11.7 billion, $9.6 billion and $13.4 billion, respectively, of such funding agreements. At December 31, 2013 and 2012, liabilities for funding agreements outstanding, which are included in PABs, were $5.3 billion and $6.1 billion, respectively.

  MetLife Insurance Company of Connecticut and MLI-USA, are members of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2013       2012
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       64 $       67
                   FHLB of Pittsburgh. $       20 $       11

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability           Collateral
                               ------------------- ---------------------
                                             December 31,
                               -----------------------------------------
                                 2013      2012       2013       2012
                               --------- --------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     450 $     450 $  808 (2) $  537 (2)
       Farmer Mac (3)......... $     200 $     200 $      230 $      230
       FHLB of Pittsburgh (1). $     200 $      -- $  602 (2) $  595 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                           --------------------------
                                             2013     2012     2011
                                           -------- -------- --------
                                                 (In millions)
          Balance at January 1,........... $  1,216 $  1,079 $    978
           Less: Reinsurance recoverables.    1,124      980      878
                                           -------- -------- --------
          Net balance at January 1,.......       92       99      100
                                           -------- -------- --------
          Incurred related to:
           Current year...................        5        5        5
           Prior years (1)................        4      (2)        4
                                           -------- -------- --------
             Total incurred...............        9        3        9
                                           -------- -------- --------
          Paid related to:
           Current year...................       --       --       --
           Prior years....................     (11)     (10)     (10)
                                           -------- -------- --------
             Total paid...................     (11)     (10)     (10)
                                           -------- -------- --------
          Net balance at December 31,.....       90       92       99
           Add: Reinsurance recoverables..    1,235    1,124      980
                                           -------- -------- --------
          Balance at December 31,......... $  1,325 $  1,216 $  1,079
                                           ======== ======== ========

--------

(1)During 2013, 2012 and 2011, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $97.6 billion and $85.9 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)


Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)

cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2013      2012      2011
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  3,079  $  3,215  $  2,718
Capitalizations..................................................      504       886     1,365
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      484      (331)     (339)
 Other expenses..................................................     (404)     (513)     (477)
                                                                  --------  --------  --------
   Total amortization............................................       80      (844)     (816)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       80       (19)      (49)
Disposition and other (1), (2)...................................      138      (159)       (3)
                                                                  --------  --------  --------
Balance at December 31,..........................................    3,881     3,079     3,215
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      667     1,006     1,686
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).        5        --       (29)
 Other expenses..................................................     (135)     (191)     (314)
                                                                  --------  --------  --------
   Total amortization............................................     (130)     (191)     (343)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      312      (148)     (337)
                                                                  --------  --------  --------
Balance at December 31,..........................................      849       667     1,006
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,730  $  3,746  $  4,221
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $138 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 3 for information on the disposition of a subsidiary.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2013     2012
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,698 $  3,738
                  Corporate Benefit Funding.        6        8
                  Corporate & Other.........       26       --
                                             -------- --------
                   Total.................... $  4,730 $  3,746
                                             ======== ========

  Information regarding other policy-related intangibles was as follows:

                                          Years Ended December 31,
                                          -----------------------
                                           2013     2012    2011
                                          -------  ------- -------
                                               (In millions)
              Deferred Sales Inducements
              Balance at January 1,...... $   509  $   535 $   537
              Capitalization.............       6       21      79
              Amortization...............    (32)     (47)    (81)
                                          -------  ------- -------
              Balance at December 31,.... $   483  $   509 $   535
                                          =======  ======= =======
              VODA and VOCRA
              Balance at January 1,...... $   175  $   190 $   203
              Amortization...............    (16)     (15)    (13)
                                          -------  ------- -------
              Balance at December 31,.... $   159  $   175 $   190
                                          =======  ======= =======
              Accumulated amortization... $    81  $    65 $    50
                                          =======  ======= =======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2014.......................... $          176 $          17
          2015.......................... $          141 $          17
          2016.......................... $          114 $          15
          2017.......................... $           94 $          14
          2018.......................... $           78 $          13

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Retail

  The Company's Retail Annuities business reinsures 100% of the living and death benefit guarantees issued in connection with most of its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no additional transactions during the periods presented.

Corporate & Other

  The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.0 billion and $2.2 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  At December 31, 2013, the Company had $7.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.7 billion, or 89%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2012, the Company had $7.2 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 90%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                  2013      2012      2011
                                                                --------  --------  --------
                                                                        (In millions)
Premiums
 Direct premiums............................................... $  1,561  $  2,063  $  2,429
 Reinsurance assumed...........................................       10        11         7
 Reinsurance ceded.............................................     (965)     (813)     (608)
                                                                --------  --------  --------
   Net premiums................................................ $    606  $  1,261  $  1,828
                                                                ========  ========  ========
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $  3,248  $  2,972  $  2,572
 Reinsurance assumed...........................................       84        87        92
 Reinsurance ceded.............................................     (996)     (798)     (708)
                                                                --------  --------  --------
   Net universal life and investment-type product policy fees.. $  2,336  $  2,261  $  1,956
                                                                ========  ========  ========
Other revenues
 Direct other revenues......................................... $    259  $    231  $    209
 Reinsurance assumed...........................................       --        --        --
 Reinsurance ceded.............................................      333       280       299
                                                                --------  --------  --------
   Net other revenues.......................................... $    592  $    511  $    508
                                                                ========  ========  ========
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $  3,732  $  4,139  $  4,277
 Reinsurance assumed...........................................       15        23        20
 Reinsurance ceded.............................................   (2,040)   (1,773)   (1,637)
                                                                --------  --------  --------
   Net policyholder benefits and claims........................ $  1,707  $  2,389  $  2,660
                                                                ========  ========  ========
Interest credited to policyholder account balances
 Direct interest credited to policyholder account balances..... $  1,089  $  1,185  $  1,206
 Reinsurance assumed...........................................       73        71        68
 Reinsurance ceded.............................................     (125)     (109)      (85)
                                                                --------  --------  --------
   Net interest credited to policyholder account balances...... $  1,037  $  1,147  $  1,189
                                                                ========  ========  ========
Other expenses
 Direct other expenses......................................... $  1,568  $  2,562  $  2,781
 Reinsurance assumed...........................................       28        33        48
 Reinsurance ceded.............................................       63       125       152
                                                                --------  --------  --------
   Net other expenses.......................................... $  1,659  $  2,720  $  2,981
                                                                ========  ========  ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                                                               Total                                    Total
                                                              Balance                                  Balance
                                Direct   Assumed    Ceded      Sheet     Direct   Assumed    Ceded      Sheet
                              ---------- -------- ---------  --------- ---------- -------- ---------  ---------
                                                                (In millions)
Assets
Premiums, reinsurance and
 other receivables........... $      221 $     28 $  20,360  $  20,609 $      396 $     35 $  21,496  $  21,927
Deferred policy acquisition
 costs and value of business
 acquired....................      5,191      123      (584)     4,730      4,264      121      (639)     3,746
                              ---------- -------- ---------  --------- ---------- -------- ---------  ---------
  Total assets............... $    5,412 $    151 $  19,776  $  25,339 $    4,660 $    156 $  20,857  $  25,673
                              ========== ======== =========  ========= ========== ======== =========  =========
Liabilities
Other policy-related
 balances.................... $      712 $  1,641 $     811  $   3,164 $      691 $  1,592 $     855  $   3,138
Other liabilities............      1,257       10     5,509      6,776      1,396       11     5,140      6,547
                              ---------- -------- ---------  --------- ---------- -------- ---------  ---------
  Total liabilities.......... $    1,969 $  1,651 $   6,320  $   9,940 $    2,087 $  1,603 $   5,995  $   9,685
                              ========== ======== =========  ========= ========== ======== =========  =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.6 billion and $4.7 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on reinsurance at both December 31, 2013 and 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter, General American Life Insurance Company, MLIIC, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2013     2012     2011
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
 Reinsurance assumed.......................................... $    10  $    11  $     7
 Reinsurance ceded............................................    (638)    (478)    (286)
                                                               -------  -------  -------
   Net premiums............................................... $  (628) $  (467) $  (279)
                                                               =======  =======  =======
Universal life and investment-type product policy fees
 Reinsurance assumed.......................................... $    84  $    87  $    92
 Reinsurance ceded............................................    (585)    (444)    (400)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $  (501) $  (357) $  (308)
                                                               =======  =======  =======
Other revenues
 Reinsurance assumed.......................................... $    --  $    --  $    --
 Reinsurance ceded............................................     332      280      299
                                                               -------  -------  -------
   Net other revenues......................................... $   332  $   280  $   299
                                                               =======  =======  =======
Policyholder benefits and claims
 Reinsurance assumed.......................................... $    13  $    21  $    18
 Reinsurance ceded............................................    (800)    (780)    (484)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (787) $  (759) $  (466)
                                                               =======  =======  =======
Interest credited to policyholder account balances
 Reinsurance assumed.......................................... $    73  $    71  $    68
 Reinsurance ceded............................................    (125)    (109)     (84)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (52) $   (38) $   (16)
                                                               =======  =======  =======
Other expenses
 Reinsurance assumed.......................................... $    28  $    33  $    48
 Reinsurance ceded............................................      92      157      204
                                                               -------  -------  -------
   Net other expenses......................................... $   120  $   190  $   252
                                                               =======  =======  =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                      December 31,
                                                         --------------------------------------
                                                                2013                2012
                                                         ------------------  ------------------
                                                         Assumed    Ceded    Assumed    Ceded
                                                         -------- ---------  -------- ---------
                                                                      (In millions)
Assets
Premiums, reinsurance and other receivables............. $     28 $  12,710  $     35 $  14,171
Deferred policy acquisition costs and value of business
  acquired..............................................      122      (579)      121      (642)
                                                         -------- ---------  -------- ---------
 Total assets........................................... $    150 $  12,131  $    156 $  13,529
                                                         ======== =========  ======== =========
Liabilities
Other policy-related balances........................... $  1,640 $     811  $  1,592 $     855
Other liabilities.......................................        9     5,260        10     4,894
                                                         -------- ---------  -------- ---------
 Total liabilities...................................... $  1,649 $   6,071  $  1,602 $   5,749
                                                         ======== =========  ======== =========

  Effective October 1, 2012, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. The agreement covers certain term and certain universal life policies issued in 2012 by MLI-USA and was amended in 2013 to include certain term and universal life policies issued by MLI-USA through December 31, 2013. The agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $917 million and $407 million at December 31, 2013 and 2012, respectively. MLI-USA also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $798 million and $438 million at December 31, 2013 and 2012, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was ($14) million and $6 million at December 31, 2013 and 2012, respectively. The Company's consolidated statements of operations reflected a loss for this agreement of $50 million and $37 million for the years ended December 31, 2013 and 2012, respectively, which included net derivative gains (losses) of $20 million and ($6) million for the years ended December 31, 2013 and 2012, respectively, related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $912 million and $3.6 billion at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($3.0) billion, $524 million, and $1.6 billion for the years ended December 31, 2013, 2012 and 2011, respectively.

  MLI-USA ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)

funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $48 million and $546 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were $498 million, ($107) million and ($434) million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.9 billion and $6.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.4 billion and $4.6 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

7. Investments

  See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                               December 31, 2013                             December 31, 2012
                                 --------------------------------------------- ---------------------------------------------
                                               Gross Unrealized                              Gross Unrealized
                                  Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                                 Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                                   Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                                 --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.................. $  15,779 $  1,130 $     207 $  --  $  16,702 $  16,914 $  2,063 $      82 $  --  $  18,895
Foreign corporate...............     8,111      485        79    --      8,517     8,618      853        26    --      9,445
U.S. Treasury and agency........     8,188      334       228    --      8,294     7,678    1,186        --    --      8,864
RMBS............................     4,587      201        59    41      4,688     5,492      360        50    64      5,738
State and political subdivision.     2,147      139        62    --      2,224     2,002      354        27    --      2,329
ABS.............................     2,081       32        12    --      2,101     2,204       67        18    --      2,253
CMBS............................     1,546       62         4    --      1,604     2,221      141         6    --      2,356
Foreign government..............     1,038      103        19    --      1,122       876      214         2    --      1,088
                                 --------- -------- --------- -----  --------- --------- -------- --------- -----  ---------
 Total fixed maturity
  securities.................... $  43,477 $  2,486 $     670 $  41  $  45,252 $  46,005 $  5,238 $     211 $  64  $  50,968
                                 ========= ======== ========= =====  ========= ========= ======== ========= =====  =========
Equity securities
Non-redeemable preferred
 stock.......................... $     236 $      9 $      28 $  --  $     217 $     151 $     11 $      22 $  --  $     140
Common stock....................       161       40        --    --        201       160       18         1    --        177
                                 --------- -------- --------- -----  --------- --------- -------- --------- -----  ---------
 Total equity securities........ $     397 $     49 $      28 $  --  $     418 $     311 $     29 $      23 $  --  $     317
                                 ========= ======== ========= =====  ========= ========= ======== ========= =====  =========

   The Company held non-income producing fixed maturity securities with an estimated fair value of $30 million and $22 million with unrealized gains (losses) of $6 million and $3 million at December 31, 2013 and 2012, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2013                2012
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   2,934 $   2,966 $   4,831 $   4,875
Due after one year through five years......     8,895     9,301     8,646     9,192
Due after five years through ten years.....     7,433     7,970     7,967     8,960
Due after ten years........................    16,001    16,622    14,644    17,594
                                            --------- --------- --------- ---------
   Subtotal................................    35,263    36,859    36,088    40,621
Structured securities (RMBS, ABS and CMBS).     8,214     8,393     9,917    10,347
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  43,477 $  45,252 $  46,005 $  50,968
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, ABS and CMBS are shown separately, as they are not due at a single maturity.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................... $   2,526  $   141   $    470    $   66   $    784    $   16   $    621    $   66
Foreign corporate................     1,520       70        135         9        494         8        203        18
U.S. Treasury and agency.........     3,825      228         --        --        200        --         --        --
RMBS.............................       996       35        457        65         62         6        781       108
State and political subdivision..       630       44         64        18         44         2         55        25
ABS..............................       680        5        104         7        208         1        266        17
CMBS.............................       143        4          7        --         59         1        101         5
Foreign government...............       264       19          1        --        116         2         --        --
                                  ---------  -------   --------    ------   --------    ------   --------    ------
  Total fixed maturity
   securities.................... $  10,584  $   546   $  1,238    $  165   $  1,967    $   36   $  2,027    $  239
                                  =========  =======   ========    ======   ========    ======   ========    ======
Equity securities
Non-redeemable preferred
 stock........................... $     105  $    21   $     33    $    7   $     --    $   --   $     50    $   22
Common stock.....................         3       --          7        --         10         1          7        --
                                  ---------  -------   --------    ------   --------    ------   --------    ------
  Total equity securities........ $     108  $    21   $     40    $    7   $     10    $    1   $     57    $   22
                                  =========  =======   ========    ======   ========    ======   ========    ======
Total number of securities in an
 unrealized loss position........     1,081                 297                  327                  420
                                  =========            ========             ========             ========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $436 million during the year ended December 31, 2013 from $275 million to $711 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $61 million of the total $711 million of gross unrealized losses were from 18 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $61 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $41 million, or 67%, are related to gross unrealized losses on 13 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $61 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 33%, are related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

  based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $5 million during the year ended December 31, 2013 from $23 million to $28 million. Of the $28 million, $5 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock, of which 40% were rated A or better.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2013                   2012
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................   $  4,869      63.1%   $  5,266       57.5%
 Agricultural..................................      1,285       16.6      1,260        13.8
                                                  --------    -------   --------    --------
   Subtotal (1)................................      6,154       79.7      6,526        71.3
 Valuation allowances..........................        (34)     (0.4)        (35)      (0.4)
                                                  --------    -------   --------    --------
   Subtotal mortgage loans, net................      6,120       79.3      6,491        70.9
 Commercial mortgage loans held by CSEs -- FVO.      1,598       20.7      2,666        29.1
                                                  --------    -------   --------    --------
     Total mortgage loans, net.................   $  7,718     100.0%   $  9,157      100.0%
                                                  ========    =======   ========    ========

--------

(1)Purchases of mortgage loans were $10 million and $27 million for the years ended December 31, 2013 and 2012, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Mortgage Loans and Valuation Allowance by Portfolio Segment

   The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows at:

                                                                     December 31,
                                            ---------------------------------------------------------------
                                                         2013                            2012
                                            ------------------------------- -------------------------------
                                            Commercial Agricultural  Total  Commercial Agricultural  Total
                                            ---------- ------------ ------- ---------- ------------ -------
                                                                     (In millions)
Mortgage loans:
 Evaluated individually for credit losses..  $    72     $     4    $    76  $    76     $    --    $    76
 Evaluated collectively for credit losses..    4,797       1,281      6,078    5,190       1,260      6,450
                                             -------     -------    -------  -------     -------    -------
   Total mortgage loans....................    4,869       1,285      6,154    5,266       1,260      6,526
                                             -------     -------    -------  -------     -------    -------
Valuation allowances:
 Specific credit losses....................        7          --          7       11          --         11
 Non-specifically identified credit losses.       23           4         27       21           3         24
                                             -------     -------    -------  -------     -------    -------
   Total valuation allowances..............       30           4         34       32           3         35
                                             -------     -------    -------  -------     -------    -------
     Mortgage loans, net of valuation
       allowance...........................  $ 4,839     $ 1,281    $ 6,120  $ 5,234     $ 1,257    $ 6,491
                                             =======     =======    =======  =======     =======    =======

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural  Total
                                        ---------- ------------ -------
                                                 (In millions)
        Balance at January 1, 2011.....  $    84      $    3    $    87
        Provision (release)............     (26)          --       (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2011...       58           3         61
        Provision (release)............     (26)          --       (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2012...       32           3         35
        Provision (release)............      (2)           1        (1)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2013...  $    30      $    4    $    34
                                         =======      ======    =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios
                       ------------------------------          % of     Estimated   % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total   Fair Value   Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  3,754    $  125     $  107  $  3,986  81.9%   $  4,224     82.8%
65% to 75%............      700        --         27       727   14.9        736      14.4
76% to 80%............       80        13         --        93    1.9         93       1.8
Greater than 80%......       37        26         --        63    1.3         53       1.0
                       --------    ------     ------  -------- ------   --------    ------
 Total................ $  4,571    $  164     $  134  $  4,869 100.0%   $  5,106    100.0%
                       ========    ======     ======  ======== ======   ========    ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  3,888    $  106     $   89  $  4,083  77.5%   $  4,459     78.5%
65% to 75%............      626        32         27       685   13.0        711      12.5
76% to 80%............      343         8         57       408    7.8        428       7.6
Greater than 80%......       39        28         23        90    1.7         81       1.4
                       --------    ------     ------  -------- ------   --------    ------
 Total................ $  4,896    $  174     $  196  $  5,266 100.0%   $  5,679    100.0%
                       ========    ======     ======  ======== ======   ========    ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans, were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2013                   2012
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,215       94.6%   $  1,184       94.0%
      65% to 75%............         70         5.4         76         6.0
                               --------    --------   --------    --------
       Total................   $  1,285      100.0%   $  1,260      100.0%
                               ========    ========   ========    ========

   The estimated fair value of agricultural mortgage loans was $1.3 billion at both December 31, 2013 and 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in non-accrual status with a recorded investment of $22 million at December 31, 2013. The Company had no mortgage loans past due and no loans in nonaccrual status at December 31, 2012.

 Impaired Mortgage Loans

   Impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the years ended:

                                                              Loans without
                      Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
                  ---------------------------------------- --------------------  --------------------------------------
                   Unpaid                                   Unpaid                Unpaid             Average
                  Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
                   Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
                  --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                             (In millions)
December 31, 2013:
Commercial.......  $   22    $     22   $      7  $    15   $    52    $    50    $   74    $   65   $    73    $   3
Agricultural (1).       4           4         --        4        --         --         4         4         2       --
                   ------    --------   --------  -------   -------    -------    ------    ------   -------    -----
  Total..........  $   26    $     26   $      7  $    19   $    52    $    50    $   78    $   69   $    75    $   3
                   ======    ========   ========  =======   =======    =======    ======    ======   =======    =====
December 31, 2012:
Commercial.......  $   76    $     76   $     11  $    65   $    --    $    --    $   76    $   65   $    67    $   2
Agricultural.....      --          --         --       --        --         --        --        --        --       --
                   ------    --------   --------  -------   -------    -------    ------    ------   -------    -----
  Total..........  $   76    $     76   $     11  $    65   $    --    $    --    $   76    $   65   $    67    $   2
                   ======    ========   ========  =======   =======    =======    ======    ======   =======    =====

--------

(1)Valuation allowance on agricultural mortgage loans was less than $1 million for the year ended December 31, 2013.

   Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial and agricultural mortgage loans was $29 million and $4 million, respectively, for the year ended December 31, 2011; and interest income recognized for commercial and agricultural mortgage loans was $2 million and $0, respectively, for the year ended December 31, 2011.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

 with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  The Company had one agricultural mortgage loan modified in a troubled debt restructuring with a pre-modification and post-modification carrying value of $4 million during the year ended December 31, 2013. There were no agricultural mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2012. There were no commercial mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2013. The Company had one commercial mortgage loan modified during the year ended December 31, 2012 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $53 million pre-modification and $48 million post-modification.

  There were no mortgage loans during the previous 12 months modified in a troubled debt restructuring with a subsequent payment default at December 31, 2013 and 2012. Payment default is determined in the same manner as delinquency status as described above.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 8), loans to affiliates (see "-- Related Party Investment Transactions), tax credit and renewable energy partnerships and leveraged leases.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2013      2012
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (35)      (37)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      71 $      69
                                                                     ========= =========

   Rental receivables are generally due in periodic installments. The payment periods range from two to 19 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2013 and 2012, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $63 million and $53 million at December 31, 2013 and 2012, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


   The components of income from investment in leveraged leases, excluding net investment gains (losses), were as follows:

                                                                  Years Ended December 31,
                                                                 --------------------------
                                                                   2013     2012     2011
                                                                 -------- -------- --------
                                                                       (In millions)
Income from investment in leveraged leases...................... $      2 $      5 $      8
Less: Income tax expense on leveraged leases....................        1        2        3
                                                                 -------- -------- --------
Investment income after income tax from investment in leveraged
  leases........................................................ $      1 $      3 $      5
                                                                 ======== ======== ========

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $469 million and $654 million at December 31, 2013 and 2012, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        ----------------------------
                                                                          2013     2012      2011
                                                                        -------- -------- ----------
                                                                               (In millions)
Fixed maturity securities.............................................. $  1,819 $  5,019 $    3,690
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (41)     (64)      (125)
                                                                        -------- -------- ----------
 Total fixed maturity securities.......................................    1,778    4,955      3,565
Equity securities......................................................       15       12       (41)
Derivatives............................................................       39      243        239
Short-term investments.................................................        1      (2)        (2)
Other..................................................................     (71)     (17)        (5)
                                                                        -------- -------- ----------
 Subtotal..............................................................    1,762    5,191      3,756
                                                                        -------- -------- ----------
Amounts allocated from:
 Insurance liability loss recognition..................................       --    (739)      (325)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (1)        4          9
 DAC and VOBA..........................................................    (274)    (671)      (509)
                                                                        -------- -------- ----------
   Subtotal............................................................    (275)  (1,406)      (825)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       16       22         42
Deferred income tax benefit (expense)..................................    (591)  (1,358)    (1,063)
                                                                        -------- -------- ----------
Net unrealized investment gains (losses)............................... $    912 $  2,449 $    1,910
                                                                        ======== ======== ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2013           2012
                                                             ------------- --------------
                                                                    (In millions)
Balance at January 1,....................................... $        (64) $        (125)
Noncredit OTTI losses and subsequent changes recognized (1).            11            (3)
Securities sold with previous noncredit OTTI loss...........            21             35
Subsequent changes in estimated fair value..................           (9)             29
                                                             ------------- --------------
Balance at December 31,..................................... $        (41) $         (64)
                                                             ============= ==============

--------

(1)Noncredit OTTI losses and subsequent changes recognized, net of DAC, were $7 million and $5 million for the years ended December 31, 2013 and 2012, respectively.

  The changes in net unrealized investment gains (losses) were as follows:

                                                                       Years Ended December 31,
                                                                    ------------------------------
                                                                       2013       2012      2011
                                                                    ---------- ---------- --------
                                                                            (In millions)
Balance at January 1,.............................................. $    2,449 $    1,910 $    342
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         23         61     (39)
Unrealized investment gains (losses) during the year...............    (3,452)      1,374    3,138
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition.......................        739      (414)    (292)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (5)        (5)        4
 DAC and VOBA......................................................        397      (162)    (390)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (6)       (20)       12
 Deferred income tax benefit (expense).............................        767      (295)    (865)
                                                                    ---------- ---------- --------
Balance at December 31,............................................ $      912 $    2,449 $  1,910
                                                                    ========== ========== ========
Change in net unrealized investment gains (losses)................. $  (1,537) $      539 $  1,568
                                                                    ========== ========== ========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholders' equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2013       2012
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,931 $    6,154
  Estimated fair value.................................. $    5,984 $    7,339
 Cash collateral on deposit from counterparties (2)..... $    6,140 $    7,502
 Security collateral on deposit from counterparties (3). $       -- $       51
 Reinvestment portfolio -- estimated fair value......... $    6,145 $    7,533

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities and at carrying value for mortgage loans at:

                                                                 December 31,
                                                             ---------------------
                                                                2013       2012
                                                             ---------- ----------
                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........ $       56 $       58
Invested assets pledged as collateral (2)...................      1,901      1,569
                                                             ---------- ----------
 Total invested assets on deposit and pledged as collateral. $    1,957 $    1,627
                                                             ========== ==========

--------

(1)See Note 1 for information about invested assets that became restricted under the MetLife Insurance Company of Connecticut plan to withdraw its New York license on January 1, 2014.

(2)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

    See "-- Securities Lending" for securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2013       2012
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      648 $      560
     Carrying value (2)............................. $      498 $      459

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                            December 31,
                                                        ---------------------
                                                           2013       2012
                                                        ---------- ----------
                                                            (In millions)
  Contractually required payments (including interest). $      238 $      172
  Cash flows expected to be collected (1).............. $      183 $       88
  Fair value of investments acquired................... $      128 $       55

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                            December 31,
                                                        ---------------------
                                                           2013       2012
                                                        ---------- ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      309 $      320
   Investments purchased...............................         55         33
   Accretion recognized in earnings....................       (24)       (18)
   Disposals...........................................        (8)        (4)
   Reclassification (to) from nonaccretable difference.       (24)       (22)
                                                        ---------- ----------
   Accretable yield, December 31,...................... $      308 $      309
                                                        ========== ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.6 billion at December 31, 2013. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $862 million at December 31, 2013. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2013, 2012 and 2011. Aggregate total assets of these entities totaled $217.3 billion and $178.3 billion at December 31, 2013 and 2012, respectively. Aggregate total liabilities of these entities totaled $16.3 billion and $12.4 billion at December 31, 2013 and 2012, respectively. Aggregate net income (loss) of these entities totaled $20.9 billion, $13.1 billion and $7.1 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2013     2012
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $  1,598 $  2,666
          Accrued investment income..................        9       13
                                                      -------- --------
            Total assets............................. $  1,607 $  2,679
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $  1,461 $  2,559
          Other liabilities..........................        7       13
                                                      -------- --------
            Total liabilities........................ $  1,468 $  2,572
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $120 million and $92 million at estimated fair value at December 31, 2013 and 2012, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $122 million, $163 million and $322 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2013                  2012
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $   8,393  $   8,393  $  10,347  $  10,347
 U.S. and foreign corporate.....................       468        468        651        651
Other limited partnership interests.............     1,651      2,077      1,408      1,930
Real estate joint ventures......................        41         45         71         74
Other invested assets...........................         9         44         --         --
                                                 ---------  ---------  ---------  ---------
 Total.......................................... $  10,562  $  11,027  $  12,477  $  13,002
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For its investments in other invested assets, the Company's return is in the form of income tax credits. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitment. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 15, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                          2013     2012    2011
                                                                          ------  ------  ------
                                                                            (In millions)
Investment income:
 Fixed maturity securities.............................................. $2,102   $2,143  $2,147
 Equity securities......................................................     12        9      10
 Mortgage loans.........................................................    344      357     347
 Policy loans...........................................................     55       59      63
 Real estate and real estate joint ventures.............................     56       83      24
 Other limited partnership interests....................................    266      167     176
 Cash, cash equivalents and short-term investments......................      4        5       5
 International joint ventures...........................................    (5)      (2)     (5)
 Other..................................................................     --      (2)       4
                                                                          ------  ------  ------
   Subtotal.............................................................  2,834    2,819   2,771
 Less: Investment expenses..............................................    114      101     100
                                                                          ------  ------  ------
   Subtotal, net........................................................  2,720    2,718   2,671
                                                                          ------  ------  ------
FVO securities--FVO contractholder-directed unit-linked investments (1).     --       62      71
 FVO CSEs--interest income--commercial mortgage loans...................    132      172     332
                                                                          ------  ------  ------
   Subtotal.............................................................    132      234     403
                                                                          ------  ------  ------
     Net investment income.............................................. $2,852   $2,952  $3,074
                                                                          ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income for both the years ended December 31, 2013 and 2012. Changes in estimated fair value subsequent to purchase for securities included in net investment income were ($11) million for the year ended December 31, 2011.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                              Years Ended December 31,
                                                                            --------------------------
                                                                             2013     2012      2011
                                                                             ------   -------  ------
                                                                                (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation........................................................ $  (3)   $  (16)   $   --
     Finance...............................................................    (3)       (7)      (9)
     Utility...............................................................     --       (3)       --
     Communications........................................................     --       (2)     (11)
     Industrial............................................................     --       (1)      (2)
                                                                             ------   -------  ------
       Total U.S. and foreign corporate securities.........................    (6)      (29)     (22)
   RMBS....................................................................   (14)      (20)     (17)
   ABS.....................................................................     --        --      (5)
   CMBS....................................................................     --        --      (3)
                                                                             ------   -------  ------
 OTTI losses on fixed maturity securities recognized in earnings...........   (20)      (49)     (47)
 Fixed maturity securities -- net gains (losses) on sales and disposals....     58       145       81
                                                                             ------   -------  ------
        Total gains (losses) on fixed maturity securities..................     38        96       34
                                                                             ------   -------  ------
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock..........................................    (3)        --      (6)
   Common stock............................................................    (2)       (9)      (2)
                                                                             ------   -------  ------
 OTTI losses on equity securities recognized in earnings...................    (5)       (9)      (8)
 Equity securities -- net gains (losses) on sales and disposals............     10         5     (13)
                                                                             ------   -------  ------
        Total gains (losses) on equity securities..........................      5       (4)     (21)
                                                                             ------   -------  ------
 Mortgage loans............................................................      5        27       26
 Real estate and real estate joint ventures................................      2       (3)      (1)
 Other limited partnership interests.......................................    (6)       (2)      (5)
 Other investment portfolio gains (losses).................................      8         4      (9)
                                                                             ------   -------  ------
        Subtotal -- investment portfolio gains (losses)....................     52       118       24
                                                                             ------   -------  ------
FVO CSEs:
 Commercial mortgage loans.................................................   (56)         7     (84)
 Long-term debt -- related to commercial mortgage loans....................     88        27       93
Non-investment portfolio gains (losses)....................................    (2)        --        2
                                                                             ------   -------  ------
        Subtotal FVO CSEs and non-investment portfolio gains (losses)......     30        34       11
                                                                             ------   -------  ------
          Total net investment gains (losses).............................. $   82   $   152   $   35
                                                                             ======   =======  ======

   See "-- Variable Interest Entities" for discussion of CSEs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) was less than $1 million, $2 million and ($7) million for the years ended December 31, 2013, 2012 and 2011, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                     Years Ended December 31,
                             -------------------------------------------------------------------------
                               2013    2012     2011    2013    2012   2011    2013    2012     2011
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
                             Fixed Maturity Securities   Equity Securities             Total
                             ------------------------- --------------------- -------------------------
                                                           (In millions)
Proceeds.................... $ 11,051 $ 6,690 $ 11,634 $    75 $   39 $  190 $ 11,126 $ 6,729 $ 11,824
                             ======== ======= ======== ======= ====== ====== ======== ======= ========
Gross investment gains...... $    189 $   186 $    182 $    19 $    9 $    9 $    208 $   195 $    191
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
Gross investment losses.....    (131)    (41)    (101)     (9)    (4)   (22)    (140)    (45)    (123)
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
Total OTTI losses:
  Credit-related............     (17)    (42)     (38)      --     --     --     (17)    (42)     (38)
  Other (1).................      (3)     (7)      (9)     (5)    (9)    (8)      (8)    (16)     (17)
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
   Total OTTI losses........     (20)    (49)     (47)     (5)    (9)    (8)     (25)    (58)     (55)
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
    Net investment gains
     (losses)............... $     38 $    96 $     34 $     5 $  (4) $ (21) $     43 $    92 $     13
                             ======== ======= ======== ======= ====== ====== ======== ======= ========

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                  Years Ended December 31,
                                                                 ---------------------------
                                                                     2013          2012
                                                                 ------------- -------------
                                                                        (In millions)
Balance at January 1,........................................... $          59 $          55
Additions:
 Initial impairments -- credit loss OTTI recognized on
   securities not previously impaired...........................             1             6
 Additional impairments -- credit loss OTTI recognized on
   securities previously impaired...............................            12            15
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
   of securities previously impaired as credit loss OTTI........          (15)          (17)
                                                                 ------------- -------------
Balance at December 31,......................................... $          57 $          59
                                                                 ============= =============

 Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                       2013    2012    2011
                                                                     -------- ------- -------
                                                                          (In millions)
Estimated fair value of invested assets transferred to affiliates... $    874 $    -- $    --
Amortized cost of invested assets transferred to affiliates......... $    827 $    -- $    --
Net investment gains (losses) recognized on transfers............... $     47 $    -- $    --
Estimated fair value of invested assets transferred from affiliates. $    834 $    -- $    33

  Included within the transfers to affiliates in 2013 and transfers from affiliates in 2013 was $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities. See Note 1.

  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $364 million and $306 million at December 31, 2013 and 2012, respectively. Two loans issued in 2013 totaling $60 million bear interest at one-month LIBOR + 4.50% with quarterly interest only payments of less than $1 million through January 2017, when the principal balance is due. A loan with a carrying value of $110 million, at both December 31, 2013 and 2012, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $134 million and $136 million at December 31, 2013 and 2012, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. A loan with a carrying value of $60 million, at both December 31, 2013 and 2012, bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. These affiliated loans are secured by interests in the real estate

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $16 million, $17 million and $14 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $430 million at both December 31, 2013 and 2012. At December 31, 2011, the loans were outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loans of $305 million, issued by MetLife Insurance Company of Connecticut and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $25 million, $25 million and $8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  In July 2013, the Company committed to lend up to $1.8 billion to Exeter, an affiliate, pursuant to a note purchase agreement. Pursuant to the agreement, MetLife Insurance Company of Connecticut committed to purchase up to $1.3 billion of notes and MLI-USA committed to purchase up to $438 million of notes through December 31, 2014. The notes will be due not later than three years after issuance. The repayment of any notes issued pursuant to this agreement is guaranteed by MetLife. In October 2013, pursuant to this agreement, the Company issued loans to Exeter which are included in other invested assets, totaling $500 million at December 31, 2013. The loans of $375 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are both due October 15, 2015, and bear interest, payable semi-annually, at 2.47%. Net investment income from this loan was $3 million at December 31, 2013. The remaining total commitment to lend is $1.2 billion with $925 million committed by MetLife Insurance Company of Connecticut and $313 million committed by MLI-USA at December 31, 2013.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million for both years ended December 31, 2013 and 2012 and $67 million for the year ended December 31, 2011. The Company also had additional affiliated net investment income of $1 million for the year ended December 31, 2013 and less than $1 million for both of the years ended December 31, 2012 and 2011.

8. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)

over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

  Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps. The Company utilizes inflation swaps in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

   To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps and exchange-traded equity futures.

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   To a lesser extent, the Company also uses total rate of return swaps ("TRRs") to hedge its equity market guarantees in certain of its insurance products. The Company utilizes TRRs in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                     December 31,
                                                             -------------------------------------------------------------
                                                                          2013                           2012
                                                             ------------------------------ ------------------------------
                                                                       Estimated Fair Value           Estimated Fair Value
                                                                       --------------------           --------------------
                                                             Notional                       Notional
                           Primary Underlying Risk Exposure   Amount    Assets  Liabilities  Amount    Assets  Liabilities
                           --------------------------------  --------- -------- ----------- --------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $     436 $      5    $     10 $     538 $     28   $       9
  Foreign currency swaps.. Foreign currency exchange rate...       122       --          13       122       --          14
                                                             --------- --------    -------- --------- --------   ---------
   Subtotal..............................................          558        5          23       660       28          23
                                                             --------- --------    -------- --------- --------   ---------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................       537        6          32       658       99          --
  Interest rate forwards.. Interest rate....................       245        3           4       410       81          --
  Foreign currency swaps.. Foreign currency exchange rate...       544       25          35       524       16          14
                                                             --------- --------    -------- --------- --------   ---------
   Subtotal..............................................        1,326       34          71     1,592      196          14
                                                             --------- --------    -------- --------- --------   ---------
    Total qualifying hedges.............................         1,884       39          94     2,252      224          37
                                                             --------- --------    -------- --------- --------   ---------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps....... Interest rate....................    22,262      881         441    16,869    1,254         513
Interest rate floors...... Interest rate....................    17,604      103          99    15,136      318         274
Interest rate caps........ Interest rate....................     9,651       36          --     9,031       11          --
Interest rate futures..... Interest rate....................     1,443       --           3     2,771       --           7
Foreign currency swaps.... Foreign currency exchange rate...       882       52          41       811       60          35
Foreign currency forwards. Foreign currency exchange rate...        56       --           1       139       --           4
Credit default
 swaps -- purchased....... Credit...........................       157       --           1       162       --           2
Credit default
 swaps -- written......... Credit...........................     2,243       38          --     2,456       23           1
Equity futures............ Equity market....................       778       --           3     1,075       --          27
Equity options............ Equity market....................     3,597      305          42     2,845      469           1
Variance swaps............ Equity market....................     2,270        6          94     2,346       11          62
TRRs...................... Equity market....................       462       --          22       300       --           7
                                                             --------- --------    -------- --------- --------   ---------
   Total non-designated or non-qualifying derivatives....       61,405    1,421         747    53,941    2,146         933
                                                             --------- --------    -------- --------- --------   ---------
    Total...............................................     $  63,289 $  1,460    $    841 $  56,193 $  2,370   $     970
                                                             ========= ========    ======== ========= ========   =========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the consolidated statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                             ---------------------------------
                                                 2013         2012      2011
                                             ------------- ---------- --------
                                                       (In millions)
 Derivatives and hedging gains (losses) (1). $       (958) $    (289) $    846
 Embedded derivatives.......................          (94)        292      250
                                             ------------- ---------- --------
  Total net derivative gains (losses)....... $     (1,052) $    1,003 $  1,096
                                             ============= ========== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                      Years Ended December 31,
                                                     ---------------------------
                                                       2013      2012     2011
                                                     --------- -------- --------
                                                            (In millions)
Qualifying hedges:
 Net investment income.............................. $       2 $      2 $      2
 Interest credited to policyholder account balances.         2       18       41
Non-qualifying hedges:
 Net derivative gains (losses)......................        79      127       83
 Policyholder benefits and claims...................      (17)      (6)       --
                                                     --------- -------- --------
   Total............................................ $      66 $    141 $    126
                                                     ========= ======== ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2013:
 Interest rate derivatives..................   $      (558)  $      --   $     (26)
 Foreign currency exchange rate derivatives.           (24)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................          (486)        (7)         (90)
                                               ------------  ---------   ----------
   Total....................................   $    (1,041)  $     (7)   $    (116)
                                               ============  =========   ==========
Year Ended December 31, 2012:
 Interest rate derivatives..................   $        (5)  $      --   $       --
 Foreign currency exchange rate derivatives.            (4)         --           --
 Credit derivatives -- purchased............           (11)         --           --
 Credit derivatives -- written..............             41         --           --
 Equity derivatives.........................          (413)        (4)         (51)
                                               ------------  ---------   ----------
   Total....................................   $      (392)  $     (4)   $     (51)
                                               ============  =========   ==========
Year Ended December 31, 2011:
 Interest rate derivatives..................   $        701  $      --   $       --
 Foreign currency exchange rate derivatives.             27         --           --
 Credit derivatives -- purchased............             13         --           --
 Credit derivatives -- written..............           (13)         --           --
 Equity derivatives.........................             45        (7)          (4)
                                               ------------  ---------   ----------
   Total....................................   $        773  $     (7)   $      (4)
                                               ============  =========   ==========

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2013:
Interest rate swaps:       Fixed maturity securities....  $            7 $          (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                          -------------- --------------  --------------
  Total...............................................    $         (21) $           17  $          (4)
                                                          ============== ==============  ==============
Year Ended December 31, 2012:
Interest rate swaps:       Fixed maturity securities....  $          (3) $            1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                          -------------- --------------  --------------
  Total...............................................    $         (42) $           29  $         (13)
                                                          ============== ==============  ==============
Year Ended December 31, 2011:
Interest rate swaps:       Fixed maturity securities....  $          (7) $            5  $          (2)
                           Policyholder liabilities (1).              36           (38)             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (52)             30            (22)
                                                          -------------- --------------  --------------
  Total...............................................    $         (23) $          (3)  $         (26)
                                                          ============== ==============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were $0 for both years ended December 31, 2013 and 2012 and $1 million for the year ended December 31, 2011.

  At December 31, 2013 and 2012, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and seven years, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  At December 31, 2013 and 2012, the balance in AOCI associated with cash flow hedges was $39 million and $243 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
-                         -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2013:
Interest rate swaps......  $            (120)   $         --  $          --  $                    --
Interest rate forwards...                (57)              9              1                       --
Foreign currency swaps...                (15)             --             --                        1
Credit forwards..........                 (1)             --              1                       --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $            (193)   $          9  $           2  $                     1
                          ==================== ============== ============== =======================
Year Ended December 31, 2012:
Interest rate swaps......  $               21   $         --  $          --  $                     1
Interest rate forwards...                   1              1              1                       --
Foreign currency swaps...                (15)              1             --                      (1)
Credit forwards..........                  --             --             --                       --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $                7   $          2  $           1  $                    --
                          ==================== ============== ============== =======================
Year Ended December 31, 2011:
Interest rate swaps......  $              132   $          1  $          --  $                    --
Interest rate forwards...                 208              9             --                        1
Foreign currency swaps...                  17            (2)             --                       --
Credit forwards..........                  --              1             --                       --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $              357   $          9  $          --  $                     1
                          ==================== ============== ============== =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2013, $1 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.2 billion and $2.5 billion at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2013 and 2012, the Company would have received $38 million and $22 million, respectively, to terminate all of these contracts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)..........  $       3    $         115          2.7  $       3   $          167          3.2
Credit default swaps
  referencing indices........          6              650          1.1         10              650          2.1
                              ---------- ----------------              ---------- ----------------
 Subtotal....................          9              765          1.3         13              817          2.3
                              ---------- ----------------              ---------- ----------------
Baa
Single name credit default
  swaps (corporate)..........          8              446          3.0          4              479          3.8
Credit default swaps
  referencing indices........         18              996          4.9          5            1,124          4.8
                              ---------- ----------------              ---------- ----------------
 Subtotal....................         26            1,442          4.3          9            1,603          4.5
                              ---------- ----------------              ---------- ----------------
B
Single name credit default
  swaps (corporate)..........         --               --           --         --               --           --
Credit default swaps
  referencing indices........          3               36          5.0         --               36          5.0
                              ---------- ----------------              ---------- ----------------
 Subtotal....................          3               36          5.0         --               36          5.0
                              ---------- ----------------              ---------- ----------------
   Total.....................  $      38    $       2,243          3.3  $      22   $        2,456          3.8
                              ========== ================              ========== ================

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                   December 31, 2013    December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  1,450    $    851 $  2,436    $    982
  OTC-cleared (1)................................................       50           9       --          --
  Exchange-traded................................................       --           6       --          34
                                                                  --------    -------- --------    --------
    Total gross estimated fair value of derivatives (1)..........    1,500         866    2,436       1,016
 Amounts offset in the consolidated balance sheets...............       --          --       --          --
                                                                  --------    -------- --------    --------
 Estimated fair value of derivatives presented in the
   consolidated balance sheets (1)...............................    1,500         866    2,436       1,016
 Gross amounts not offset in the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................    (670)       (670)    (838)       (838)
  OTC-cleared....................................................      (8)         (8)       --          --
  Exchange-traded................................................       --          --       --          --
 Cash collateral: (3)
  OTC-bilateral..................................................    (216)          --    (897)          --
  OTC-cleared....................................................     (40)         (1)       --          --
  Exchange-traded................................................       --         (5)       --        (34)
 Securities collateral: (4)
  OTC-bilateral..................................................    (554)       (160)    (689)       (121)
  OTC-cleared....................................................       --          --       --          --
  Exchange-traded................................................       --         (1)       --          --
                                                                  --------    -------- --------    --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     12    $     21 $     12    $     23
                                                                  ========    ======== ========    ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $40 million and $66 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $25 million and $46 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the consolidated balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $21 million and $0, respectively, and provided excess cash collateral of $19 million and $53 million, respectively, which is not included in the table above due to the foregoing limitation.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $34 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2013 and 2012, the Company provided excess securities collateral with an estimated fair value of $1 million and $0, respectively, for its OTC-bilateral derivatives, $29 million and $0, respectively, for its OTC-cleared derivatives and $46 million and $0, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided: Fair Value of Incremental Collateral Provided Upon:
                                          -------------------- ---------------------------------------------------
                                                                                          Downgrade in the
                                                                                    Company's Financial Strength
                                                                   One Notch           Rating to a Level that
                         Estimated                                Downgrade in        Triggers Full Overnight
                       Fair Value of                             the Company's          Collateralization or
                     Derivatives in Net      Fixed Maturity    Financial Strength        Termination of the
                   Liability Position (1)      Securities            Rating             Derivative Position
                   ---------------------- -------------------- ------------------   ----------------------------
                                                          (In millions)
December 31, 2013          $          181       $          161      $          --             $                2
December 31, 2012          $          143       $          121      $           2             $               28

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                     December 31,
                                                                  -------------------
                                        Balance Sheet Location       2013      2012
                                       -------------------------- ---------- --------
                                                                     (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $      912 $  3,551
  Options embedded in debt or equity
   securities......................... Investments...............       (30)     (14)
                                                                  ---------- --------
   Net embedded derivatives within asset host contracts.......    $      882 $  3,537
                                                                  ========== ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $  (1,232) $    705
  Assumed guaranteed minimum benefits. PABs......................       (13)        4
  Funds withheld on ceded reinsurance. Other liabilities.........         34      552
                                                                  ---------- --------
   Net embedded derivatives within liability host contracts...    $  (1,211) $  1,261
                                                                  ========== ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                         -------------------------------------
                                             2013         2012        2011
                                         ------------- ----------- -----------
                                                     (In millions)
  Net derivative gains (losses) (1) (2). $        (94) $     1,292 $       250

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($156) million, ($235) million and $354 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $76 million, $124 million and ($476) million for the years ended
   December 31, 2013, 2012 and 2011, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

9. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2013
                                                              ----------------------------------------------
                                                                   Fair Value Hierarchy
                                                              ------------------------------
                                                                                             Total Estimated
                                                              Level 1   Level 2    Level 3     Fair Value
                                                              -------- ---------- ---------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   15,454 $    1,248    $     16,702
  Foreign corporate..........................................       --      7,783        734           8,517
  U.S. Treasury and agency...................................    4,365      3,929         --           8,294
  RMBS.......................................................       --      4,266        422           4,688
  State and political subdivision............................       --      2,224         --           2,224
  ABS........................................................       --      1,682        419           2,101
  CMBS.......................................................       --      1,532         72           1,604
  Foreign government.........................................       --      1,122         --           1,122
                                                              -------- ---------- ----------    ------------
   Total fixed maturity securities...........................    4,365     37,992      2,895          45,252
                                                              -------- ---------- ----------    ------------
Equity securities:
  Non-redeemable preferred stock.............................       --        136         81             217
  Common stock...............................................       86         84         31             201
                                                              -------- ---------- ----------    ------------
   Total equity securities...................................       86        220        112             418
                                                              -------- ---------- ----------    ------------
Short-term investments (1)...................................      391      1,671         --           2,062
Mortgage loans held by CSEs -- FVO...........................       --      1,598         --           1,598
Other invested assets:
  FVO securities.............................................       --          9         --               9
  Derivative assets: (2)
   Interest rate.............................................       --      1,011         23           1,034
   Foreign currency exchange rate............................       --         77         --              77
   Credit....................................................       --         32          6              38
   Equity market.............................................       --        305          6             311
                                                              -------- ---------- ----------    ------------
     Total derivative assets.................................       --      1,425         35           1,460
                                                              -------- ---------- ----------    ------------
      Total other invested assets............................       --      1,434         35           1,469
Net embedded derivatives within asset host contracts (3).....       --         --        912             912
Separate account assets (4)..................................      259     97,368        153          97,780
                                                              -------- ---------- ----------    ------------
      Total assets........................................... $  5,101 $  140,283 $    4,107    $    149,491
                                                              ======== ========== ==========    ============
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      3 $      574 $       12    $        589
  Foreign currency exchange rate.............................       --         90         --              90
  Credit.....................................................       --          1         --               1
  Equity market..............................................        3         64         94             161
                                                              -------- ---------- ----------    ------------
   Total derivative liabilities..............................        6        729        106             841
                                                              -------- ---------- ----------    ------------
Net embedded derivatives within liability host contracts (3).       --         --    (1,211)         (1,211)
Long-term debt of CSEs.......................................       --      1,461         --           1,461
                                                              -------- ---------- ----------    ------------
      Total liabilities...................................... $      6 $    2,190 $  (1,105)    $      1,091
                                                              ======== ========== ==========    ============

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                                                           December 31, 2012
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   17,461 $  1,434     $    18,895
  Foreign corporate..........................................       --      8,577      868           9,445
  U.S. Treasury and agency...................................    5,082      3,782       --           8,864
  RMBS.......................................................       --      5,460      278           5,738
  State and political subdivision............................       --      2,304       25           2,329
  ABS........................................................       --      1,910      343           2,253
  CMBS.......................................................       --      2,231      125           2,356
  Foreign government.........................................       --      1,085        3           1,088
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    5,082     42,810    3,076          50,968
                                                              -------- ---------- --------     -----------
Equity securities:
  Non-redeemable preferred stock.............................       --         47       93             140
  Common stock...............................................       70         81       26             177
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       70        128      119             317
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    1,233      1,285       13           2,531
Mortgage loans held by CSEs -- FVO...........................       --      2,666       --           2,666
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       --      1,643      148           1,791
    Foreign currency exchange rate...........................       --         76       --              76
    Credit...................................................       --         13       10              23
    Equity market............................................       --        469       11             480
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       --      2,201      169           2,370
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       --      2,210      169           2,379
Net embedded derivatives within asset host contracts (3).....       --         --    3,551           3,551
Separate account assets (4)..................................      201     85,772      141          86,114
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  6,586 $  134,871 $  7,069     $   148,526
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      7 $      767 $     29     $       803
  Foreign currency exchange rate.............................       --         67       --              67
  Credit.....................................................       --          3       --               3
  Equity market..............................................       27          8       62              97
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       34        845       91             970
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    1,261           1,261
Long-term debt of CSEs.......................................       --      2,559       --           2,559
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     34 $    3,404 $  1,352     $     4,790
                                                              ======== ========== ========     ===========

--------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2013 and 2012, equity securities also included embedded derivatives of ($30) million and ($14) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 11% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs is determined on a basis consistent with the methodologies described herein for securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

    Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on independent non-binding broker quotations and inputs, including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on matrix pricing that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads.

   Common and non-redeemable preferred stock

     These securities, including privately-held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

   Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Mortgage Loans Held by CSEs -- FVO

    The Company consolidates certain securitization entities that hold commercial mortgage loans.

  Level 2 Valuation Techniques and Key Inputs:

    These investments are principally valued using the market approach. The principal market for these investments is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Level 3 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are other limited partnership interests, which are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables that may impact the exit value of the particular partnership interest.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

 valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

   Equity market

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   Interest rate

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and basis curves.

   Credit

     Non-option-based. Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   Equity market

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012, transfers between Levels 1 and 2 were not significant.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                                December 31, 2013
                                                                                           ---------------------------
                                       Valuation                   Significant                                Weighted
                                      Techniques               Unobservable Inputs              Range        Average (1)
                                ------------------------    ---------------------------    ---------------   -----------
Fixed maturity securities: (3)
 U.S. corporate and              Matrix pricing              Delta spread                     (10) -     240      51
  foreign corporate............                                adjustments (4)
                                                             Illiquidity premium (4)           30  -      30      30
                                                             Credit spreads (4)              (112) -     538     208
                                                             Offered quotes (5)                99  -     100     100
..                                Consensus pricing           Offered quotes (5)                33  -     103      87
                                -----------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and          Credit spreads (4)               (96) -   2,406     295
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 10  -     100      95
                                 Consensus pricing           Offered quotes (5)                78  -     100      95
                                -----------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and          Credit spreads (4)               341  -   1,879     746
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 97  -     104     101
                                 Consensus pricing           Offered quotes (5)               101  -     101     101
                                -----------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and          Credit spreads (4)                30  -     875     319
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 --  -     104     101
                                 Consensus pricing           Offered quotes (5)                58  -     106      98
                                -----------------------------------------------------------------------------------------
Derivatives:
 Interest rate.................  Present value               Swap yield (7)                   248  -     450
                                   techniques
                                -----------------------------------------------------------------------------------------
 Credit........................  Present value               Credit spreads (8)                98  -     100
                                   techniques
                                 Consensus pricing           Offered quotes (9)
                                -----------------------------------------------------------------------------------------
 Equity market.................  Present value               Volatility (10)                  17%  -     28%
                                   techniques
                                -----------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded                Option pricing              Mortality rates:
  guaranteed minimum               techniques                   Ages 0 - 40                    0%  -   0.10%
  benefits.....................
                                                                Ages 41 - 60                0.04%  -   0.65%
                                                                Ages 61 - 115               0.26%  -    100%
                                                             Lapse rates:
                                                                Durations 1 - 10            0.50%  -    100%
                                                                Durations 11 - 20              3%  -    100%
                                                                Durations 21 - 116             3%  -    100%
                                                             Utilization rates                20%  -     50%
                                                             Withdrawal rates               0.07%  -     10%
                                                             Long-term equity              17.40%  -     25%
                                                               volatilities
                                                             Nonperformance                 0.03%  -   0.44%
                                                               risk spread
                                -----------------------------------------------------------------------------------------

                                                                                                December 31, 2012
                                                                                           ---------------------------
                                       Valuation                   Significant                                Weighted
                                      Techniques               Unobservable Inputs              Range        Average (1)
                                ------------------------    ---------------------------    ---------------   -----------
Fixed maturity securities: (3)
 U.S. corporate and              Matrix pricing              Delta spread                       9  -     500     105
  foreign corporate............                                adjustments (4)
                                                             Illiquidity premium (4)           30  -      30      30
                                                             Credit spreads (4)              (157) -     876     282
                                                             Offered quotes (5)               100  -     100     100
..                                Consensus pricing           Offered quotes (5)                35  -     555      96
                                -----------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and          Credit spreads (4)                40  -   2,367     436
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                100  -     100     100
                                 Consensus pricing           Offered quotes (5)
                                -----------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and          Credit spreads (4)                10  -   9,164     413
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                100  -     104     102
                                 Consensus pricing           Offered quotes (5)
                                -----------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and          Credit spreads (4)                --  -     900     152
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 97  -     102     100
                                 Consensus pricing           Offered quotes (5)                50  -     111     100
                                -----------------------------------------------------------------------------------------
Derivatives:
 Interest rate.................  Present value               Swap yield (7)                   221  -     353
                                   techniques
                                -----------------------------------------------------------------------------------------
 Credit........................  Present value               Credit spreads (8)               100  -     100
                                   techniques
                                 Consensus pricing           Offered quotes (9)
                                -----------------------------------------------------------------------------------------
 Equity market.................  Present value               Volatility (10)                  18%  -     26%
                                   techniques
                                -----------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded                Option pricing              Mortality rates:
  guaranteed minimum               techniques                   Ages 0 - 40                    0%  -   0.10%
  benefits.....................
                                                                Ages 41 - 60                0.05%  -   0.64%
                                                                Ages 61 - 115               0.32%  -    100%
                                                             Lapse rates:
                                                                Durations 1 - 10            0.50%  -    100%
                                                                Durations 11 - 20              3%  -    100%
                                                                Durations 21 - 116             3%  -    100%
                                                             Utilization rates                20%  -     50%
                                                             Withdrawal rates               0.07%  -     10%
                                                             Long-term equity              17.40%  -     25%
                                                               volatilities
                                                             Nonperformance                 0.10%  -   0.67%
                                                               risk spread
                                -----------------------------------------------------------------------------------------

                                                                                             Impact of
                                                                                            Increase in
                                                                                             Input on
                                       Valuation                   Significant               Estimated
                                      Techniques               Unobservable Inputs         Fair Value (2)
                                ------------------------    ---------------------------    --------------
Fixed maturity securities: (3)
 U.S. corporate and              Matrix pricing              Delta spread                    Decrease
  foreign corporate............                                adjustments (4)
                                                             Illiquidity premium (4)         Decrease
                                                             Credit spreads (4)              Decrease
                                                             Offered quotes (5)              Increase
..                                Consensus pricing           Offered quotes (5)              Increase
                                --------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and          Credit spreads (4)            Decrease (6)
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)             Increase (6)
                                 Consensus pricing           Offered quotes (5)            Increase (6)
                                --------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and          Credit spreads (4)            Decrease (6)
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)             Increase (6)
                                 Consensus pricing           Offered quotes (5)            Increase (6)
                                --------------------------------------------------------------------------
 ABS...........................  Matrix pricing and          Credit spreads (4)            Decrease (6)
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)             Increase (6)
                                 Consensus pricing           Offered quotes (5)            Increase (6)
                                --------------------------------------------------------------------------
Derivatives:
 Interest rate.................  Present value               Swap yield (7)                Increase (11)
                                   techniques
                                --------------------------------------------------------------------------
 Credit........................  Present value               Credit spreads (8)            Decrease (8)
                                   techniques
                                 Consensus pricing           Offered quotes (9)
                                --------------------------------------------------------------------------
 Equity market.................  Present value               Volatility (10)               Increase (11)
                                   techniques
                                --------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded                Option pricing              Mortality rates:
  guaranteed minimum               techniques                   Ages 0 - 40                Decrease (12)
  benefits.....................
                                                                Ages 41 - 60               Decrease (12)
                                                                Ages 61 - 115              Decrease (12)
                                                             Lapse rates:
                                                                Durations 1 - 10           Decrease (13)
                                                                Durations 11 - 20          Decrease (13)
                                                                Durations 21 - 116         Decrease (13)
                                                             Utilization rates             Increase (14)
                                                             Withdrawal rates                      (15)
                                                             Long-term equity              Increase (16)
                                                               volatilities
                                                             Nonperformance                Decrease (17)
                                                               risk spread
                                --------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. The range being provided is a single quoted spread in the valuation model. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2013 and 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

   contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                          ---------------------------------------------------------------------------------
                                                                                      State and
                                            U.S.     Foreign  U.S. Treasury           Political                  Foreign
                                          Corporate Corporate  and Agency     RMBS   Subdivision  ABS    CMBS   Government
                                          --------- --------- ------------- -------- ----------- ------ ------- -----------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................... $  1,434  $    868    $        -- $    278  $      25  $  343 $   125 $         3
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7        --             --        1         --       1       1          --
   Net investment gains (losses).........       --       (7)             --      (1)         --       2      --          --
   Net derivative gains (losses).........       --        --             --       --         --      --      --          --
  OCI....................................     (39)       (5)             --       13         --     (5)       3          --
Purchases (3)............................      150        53             --      170         --     184      37          --
Sales (3)................................    (243)     (129)             --     (49)        (2)    (53)    (71)         (3)
Issuances (3)............................       --        --             --       --         --      --      --          --
Settlements (3)..........................       --        --             --       --         --      --      --          --
Transfers into Level 3 (4)...............      218        30             --       14         --      --      --          --
Transfers out of Level 3 (4).............    (279)      (76)             --      (4)       (23)    (53)    (23)          --
                                          --------  --------    ----------- --------  ---------  ------ ------- -----------
Balance at December 31,.................. $  1,248  $    734    $        -- $    422  $      --  $  419 $    72 $        --
                                          ========  ========    =========== ========  =========  ====== ======= ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7  $     --    $        -- $      1  $      --  $   -- $    -- $        --
  Net investment gains (losses).......... $     --  $    (3)    $        -- $     --  $      --  $   -- $    -- $        --
  Net derivative gains (losses).......... $     --  $     --    $        -- $     --  $      --  $   -- $    -- $        --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities:               Net Derivatives: (6)
                                          -------------------             -----------------------
                                             Non-
                                          redeemable                                                    Net        Separate
                                          Preferred   Common  Short-term  Interest        Equity     Embedded      Account
                                            Stock     Stock   Investments   Rate   Credit Market  Derivatives (7) Assets (8)
                                          ---------- -------- ----------- -------- ------ ------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................... $       93 $     26 $       13  $   119  $   10 $  (51)   $       2,290  $    141
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         --       --         --       --      --      --              --        --
   Net investment gains (losses).........         --        8         --       --      --      --              --         6
   Net derivative gains (losses).........         --       --         --     (16)     (4)    (40)             108        --
  OCI....................................         12        7         --     (58)      --      --              --        --
Purchases (3)............................          3        2         --       --      --      --              --         9
Sales (3)................................       (27)     (12)       (13)       --      --      --              --       (6)
Issuances (3)............................         --       --         --       --      --      --              --        --
Settlements (3)..........................         --       --         --     (19)      --       3            (59)        --
Transfers into Level 3 (4)...............         --       --         --       --      --      --              --         3
Transfers out of Level 3 (4).............         --       --         --     (15)      --      --              --        --
                                          ---------- -------- ----------  -------  ------ -------   -------------  --------
Balance at December 31,.................. $       81 $     31 $       --  $    11  $    6 $  (88)   $       2,123  $    153
                                          ========== ======== ==========  =======  ====== =======   =============  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $       -- $     -- $       --  $    --  $   -- $    --   $          --  $     --
  Net investment gains (losses).......... $      (3) $    (2) $       --  $    --  $   -- $    --   $          --  $     --
  Net derivative gains (losses).......... $       -- $     -- $       --  $   (8)  $  (4) $  (36)   $        (83)  $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          -------------------------------------------------------------------------------
                                                                    Fixed Maturity Securities:
                                          -------------------------------------------------------------------------------
                                                                 U.S.               State and
                                            U.S.     Foreign   Treasury             Political                  Foreign
                                          Corporate Corporate and Agency    RMBS   Subdivision  ABS    CMBS   Government
                                          --------- --------- ----------- -------- ----------- ------ ------- -----------
                                                                           (In millions)
Year Ended December 31, 2012:
Balance at January 1,.................... $  1,432  $    580  $        -- $    239  $      23  $  220 $   147 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7        --           --       --         --      --      --          --
   Net investment gains (losses).........       --      (24)           --      (4)         --      --     (1)          --
   Net derivative gains (losses).........       --        --           --       --         --      --      --          --
  OCI....................................       66        44           --       39          2       8       6           1
Purchases (3)............................      227       269           --       61         --     148      22          --
Sales (3)................................    (183)      (56)           --     (63)         --    (15)    (71)          --
Issuances (3)............................       --        --           --       --         --      --      --          --
Settlements (3)..........................       --        --           --       --         --      --      --          --
Transfers into Level 3 (4)...............       76        68           --        6         --      --      39          --
Transfers out of Level 3 (4).............    (191)      (13)           --       --         --    (18)    (17)          --
                                          --------  --------  ----------- --------  ---------  ------ ------- -----------
Balance at December 31,.................. $  1,434  $    868  $        -- $    278  $      25  $  343 $   125 $         3
                                          ========  ========  =========== ========  =========  ====== ======= ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7  $      1  $        -- $     --  $      --  $   -- $    -- $        --
  Net investment gains (losses).......... $     --  $   (16)  $        -- $    (2)  $      --  $   -- $    -- $        --
  Net derivative gains (losses).......... $     --  $     --  $        -- $     --  $      --  $   -- $    -- $        --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                    -----------------------------------------------------------------------------------
                                    Equity Securities:                Net Derivatives: (6)
                                    -------------------             ------------------------
                                       Non-
                                    redeemable                                                                Separate
                                    Preferred   Common  Short-term  Interest         Equity   Net Embedded    Account
                                      Stock     Stock   Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                    ---------- -------- ----------- -------- ------ -------- --------------- ----------
                                                                       (In millions)
Year Ended December 31, 2012:
Balance at January 1,.............. $       76 $     21  $       10  $  174  $ (1)  $     43   $       1,009   $    130
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income...........         --       --          --      --     --        --              --         --
   Net investment gains (losses)...         --      (2)          --      --     --        --              --         16
   Net derivative gains (losses)...         --       --          --       1     10      (91)           1,296         --
 OCI...............................         20        9          --       1     --        --              --         --
Purchases (3)......................         --       --          13      --     --        --              --          1
Sales (3)..........................        (3)      (2)        (10)      --     --        --              --        (5)
Issuances (3)......................         --       --          --    (10)     --        --              --         --
Settlements (3)....................         --       --          --    (47)     --       (3)            (15)         --
Transfers into Level 3 (4).........         --       --          --      --     --        --              --          1
Transfers out of Level 3 (4).......         --       --          --      --      1        --              --        (2)
                                    ---------- --------  ----------  ------  -----  --------   -------------   --------
Balance at December 31,............ $       93 $     26  $       13  $  119  $  10  $   (51)   $       2,290   $    141
                                    ========== ========  ==========  ======  =====  ========   =============   ========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
 Net investment income............. $       -- $     --  $       --  $   --  $  --  $     --   $          --   $     --
 Net investment gains (losses)..... $       -- $    (4)  $       --  $   --  $  --  $     --   $          --   $     --
 Net derivative gains (losses)..... $       -- $     --  $       --  $    3  $  11  $   (88)   $       1,305   $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          --------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                          --------------------------------------------------------------------------------
                                                                                      State and
                                            U.S.     Foreign  U.S. Treasury           Political                 Foreign
                                          Corporate Corporate  and Agency     RMBS   Subdivision  ABS    CMBS  Government
                                          --------- --------- ------------- -------- ----------- ------ ------ -----------
                                                                           (In millions)
Year Ended December 31, 2011:
Balance at January 1,....................  $  1,510  $    880   $        34 $    282    $     32 $  321 $  130 $        14
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         6         1            --        1          --     --     --          --
   Net investment gains (losses).........        32      (20)            --      (5)          --    (6)     --          --
   Net derivative gains (losses).........        --        --            --       --          --     --     --          --
  OCI....................................        80        22            --      (9)         (8)      8     19          --
Purchases (3)............................        76       282            --       16          --    166     17          --
Sales (3)................................     (175)     (515)            --     (34)         (1)   (46)   (19)        (12)
Issuances (3)............................        --        --            --       --          --     --     --          --
Settlements (3)..........................        --        --            --       --          --     --     --          --
Transfers into Level 3 (4)...............        40         3            --        1          --     --     --          --
Transfers out of Level 3 (4).............     (137)      (73)          (34)     (13)          --  (223)     --          --
                                           --------  --------   ----------- --------    -------- ------ ------ -----------
Balance at December 31,..................  $  1,432  $    580   $        -- $    239    $     23 $  220 $  147 $         2
                                           ========  ========   =========== ========    ======== ====== ====== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income..................  $      6  $      1   $        -- $      1    $     -- $   -- $   -- $        --
  Net investment gains (losses)..........  $     --  $    (9)   $        -- $    (5)    $     -- $  (2) $   -- $        --
  Net derivative gains (losses)..........  $     --  $     --   $        -- $     --    $     -- $   -- $   -- $        --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------------------
                                          Equity Securities:              Net Derivatives: (6)
                                          ------------------             -----------------------
                                             Non-
                                          redeemable                                                              Separate
                                          Preferred  Common  Short-term  Interest         Equity  Net Embedded    Account
                                            Stock    Stock   Investments   Rate   Credit  Market Derivatives (7) Assets (8)
                                          ---------- ------- ----------- -------- ------- ------ --------------- ----------
                                                                      (In millions)
Year Ended December 31, 2011:
Balance at January 1,....................  $     214 $    22  $      173  $ (61)  $    11 $  12     $        677   $    133
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         --      --          --      --       --    --               --         --
   Net investment gains (losses).........       (24)       2         (1)      --       --    --               --        (7)
   Net derivative gains (losses).........         --      --          --      50     (10)    32              254         --
  OCI....................................          1     (6)          --     199       --    --               --         --
Purchases (3)............................         --       9          10      --       --     3               --          5
Sales (3)................................      (115)     (6)       (172)      --       --    --               --        (1)
Issuances (3)............................         --      --          --      --      (1)   (4)               --         --
Settlements (3)..........................         --      --          --    (13)      (1)    --               78         --
Transfers into Level 3 (4)...............         --      --          --     (1)       --    --               --         --
Transfers out of Level 3 (4).............         --      --          --      --       --    --               --         --
                                           --------- -------  ----------  ------  ------- -----     ------------   --------
Balance at December 31,..................  $      76 $    21  $       10  $  174  $   (1) $  43     $      1,009   $    130
                                           ========= =======  ==========  ======  ======= =====     ============   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income..................  $      -- $    --  $       --  $   --  $    -- $  --     $         --   $     --
  Net investment gains (losses)..........  $     (3) $    --  $       --  $   --  $    -- $  --     $         --   $     --
  Net derivative gains (losses)..........  $      -- $    --  $       --  $   39  $  (10) $  33     $        256   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           -----------------
                                                                              2013     2012
                                                                           -------- --------
                                                                             (In millions)
Assets: (1)
Unpaid principal balance.................................................. $  1,528 $  2,539
Difference between estimated fair value and unpaid principal balance......       70      127
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  1,598 $  2,666
                                                                           ======== ========
Liabilities: (1)
Contractual principal balance............................................. $  1,436 $  2,444
Difference between estimated fair value and contractual principal balance.       25      115
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  1,461 $  2,559
                                                                           ======== ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level
3).

                                                  At December 31,          Years Ended December 31,
                                         -------------------------------- --------------------------
                                           2013      2012        2011       2013     2012     2011
                                         --------  --------   ----------- -------- --------- -------
                                         Carrying Value After Measurement       Gains (Losses)
                                         -------------------------------- --------------------------
                                                          (In millions)
Mortgage loans, net (1)................. $   36     $   65     $     8    $    (4) $       4 $     8
Other limited partnership interests (2). $    5     $    6     $     5    $    (6) $     (3) $   (2)
Real estate joint ventures (3).......... $    1     $    2     $    --    $    (1) $     (3) $    --
Goodwill (4)............................ $   --     $   --     $    --    $   (66) $   (394) $    --

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(3)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next one to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(4)As discussed in Note 10, in 2013, the Company recorded an impairment of goodwill associated with the Retail Life & Other reporting unit. In addition, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2013
                                     --------------------------------------------------------------
                                                       Fair Value Hierarchy
                                               ------------------------------------
                                     Carrying                                       Total Estimated
                                      Value        Level 1     Level 2     Level 3    Fair Value
                                     --------- ----------- ----------- ------------ ---------------
                                                             (In millions)
Assets
Mortgage loans...................... $   6,120 $        -- $        -- $      6,427  $      6,427
Policy loans........................ $   1,219 $        -- $       872 $        407  $      1,279
Real estate joint ventures.......... $      55 $        -- $        -- $         98  $         98
Other limited partnership interests. $      78 $        -- $        -- $         89  $         89
Other invested assets............... $     931 $        -- $       995 $         --  $        995
Premiums, reinsurance and other
 receivables........................ $   5,928 $        -- $        24 $      6,282  $      6,306
Liabilities
PABs................................ $  20,875 $        -- $        -- $     21,987  $     21,987
Long-term debt...................... $     790 $        -- $     1,009 $         --  $      1,009
Other liabilities................... $     258 $        -- $        96 $        162  $        258
Separate account liabilities........ $   1,448 $        -- $     1,448 $         --  $      1,448

                                                           December 31, 2012
                                     --------------------------------------------------------------
                                                       Fair Value Hierarchy
                                               ------------------------------------
                                     Carrying                                       Total Estimated
                                      Value        Level 1     Level 2     Level 3    Fair Value
                                     --------- ----------- ----------- ------------ ---------------
                                                             (In millions)
Assets
Mortgage loans...................... $   6,491 $        -- $        -- $      7,009  $      7,009
Policy loans........................ $   1,216 $        -- $       861 $        450  $      1,311
Real estate joint ventures.......... $      59 $        -- $        -- $        101  $        101
Other limited partnership interests. $      94 $        -- $        -- $        103  $        103
Other invested assets............... $     432 $        -- $       548 $         --  $        548
Premiums, reinsurance and other
 receivables........................ $   6,015 $        -- $        86 $      6,914  $      7,000
Liabilities
PABs................................ $  22,613 $        -- $        -- $     24,520  $     24,520
Long-term debt...................... $     791 $        -- $     1,076 $         --  $      1,076
Other liabilities................... $     237 $        -- $        81 $        156  $        237
Separate account liabilities........ $   1,296 $        -- $     1,296 $         --  $      1,296

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

  These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Goodwill (continued)

In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  During the 2013 annual goodwill impairment tests, the market multiple and discounted cash flow valuation techniques indicated that the fair value of the Retail Life & Other reporting unit was below its carrying value. Due to these results, an actuarial appraisal, which estimates the net worth of the reporting unit, the value of existing business and the value of new business, was also performed. This appraisal also resulted in a fair value of the Retail Life & Other reporting unit that was less than the carrying value, indicating a potential for goodwill impairment. An increase in required reserves on universal life products with secondary guarantees, together with modifications to financial reinsurance treaty terms, was reflected in the fair value estimate. In addition, decreased future sales assumptions reflected in the valuation were driven by the discontinuance of certain sales of universal life products with secondary guarantees by the Company. Accordingly, the Company performed Step 2 of the goodwill impairment process, which compares the implied fair value of goodwill with the carrying value of that goodwill in the reporting unit to calculate the amount of goodwill impairment. The Company determined that all of the recorded goodwill associated with the Retail Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013. The full amount was impaired at MetLife Insurance Company of Connecticut.

  In addition, the Company performed its annual goodwill impairment test of its Corporate Benefit Funding reporting unit using a market multiple valuation approach and concluded that the fair value of such reporting unit was in excess of its carrying value and, therefore, goodwill was not impaired.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    241  $  307    $    405   $    953
     Accumulated impairment.......       --      --          --         --
                                   --------  ------    --------   --------
      Total goodwill, net......... $    241  $  307    $    405   $    953

     Impairments (2)..............    (218)      --       (176)      (394)

     Balance at December 31, 2012
     Goodwill..................... $    241  $  307    $    405   $    953
     Accumulated impairment.......    (218)      --       (176)      (394)
                                   --------  ------    --------   --------
      Total goodwill, net......... $     23  $  307    $    229   $    559
     Impairments                       (23)      --        (43)       (66)
     Balance at December 31, 2013.
     Goodwill..................... $    241  $  307    $    405   $    953
     Accumulated impairment.......    (241)      --       (219)      (460)
                                   --------  ------    --------   --------
      Total goodwill, net......... $     --  $  307    $    186   $    493
                                   ========  ======    ========   ========

--------

(1)For purposes of goodwill impairment testing, the $229 million of net goodwill in Corporate & Other at December 31, 2012, which resulted from goodwill acquired as part of the 2005 Travelers acquisition, was allocated to business units of the Retail and Corporate Benefit Funding segments in the amounts of $43 million and $186 million, respectively. As reflected in the table, the $43 million related to the Retail segment was impaired for the year ended December 31, 2013.

(2)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2012. Of this amount, $327 million ($80 million, net of income tax) was impaired at MetLife Insurance Company of Connecticut.

11. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2013     2012
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated........   8.60%      2038 $    750 $    750
    Long-term debt -- unaffiliated (1).   7.03%      2030       40       41
                                                          -------- --------
     Total long-term debt (2)..........                   $    790 $    791
                                                          ======== ========

--------

(1)Principal and interest is paid quarterly.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Debt (continued)


(2)Excludes $1.5 billion and $2.6 billion of long-term debt relating to CSEs at December 31, 2013 and 2012, respectively. See Note 7.

  The aggregate maturities of long-term debt at December 31, 2013 are $1 million in each of 2014, 2015, 2016, and 2017, $2 million in 2018 and $784 million thereafter.

  Interest expense related to the Company's indebtedness included in other expenses was $68 million, $68 million and $67 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Payments of interest and principal on the surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

12. Equity

Return of Capital

  During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

Common Stock

  The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which were outstanding at both December 31, 2013 and 2012. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)

specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife Insurance Company of Connecticut and its U.S. insurance subsidiary, MLI-USA, were in excess of 400% for all periods presented.

  MetLife Insurance Company of Connecticut and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $790 million, $848 million and $46 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $4.8 billion and $5.3 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Connecticut Insurance Department.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $209 million, $84 million and $178 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $1.9 billion and $1.7 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

  As of December 31, 2013, MetLife Insurance Company of Connecticut's sole foreign insurance subsidiary, MetLife Assurance Limited ("MAL") was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million as of the date of the most recent capital adequacy calculation for the jurisdiction. MAL exceeded these minimum capital and solvency requirements for all other periods presented. See Note 17 for additional information on MAL.

Dividend Restrictions

  Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)

of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)" reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $1.0 billion. During the year ended December 31, 2012, MetLife Insurance Company of Connecticut paid total dividends of $706 million. During June 2012, the Company distributed all of the issued and outstanding shares of common stock of MetLife Europe to its stockholders as an in-kind extraordinary dividend of $202 million, as calculated on a statutory basis. Regulatory approval for this extraordinary dividend was obtained due to the timing of payment. During December 2012, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $504 million, which represented its ordinary dividend capacity at year-end 2012. Due to the June 2012 in -kind dividend, a portion of this was extraordinary and regulatory approval was obtained. During the years ended December 31, 2011, MetLife Insurance Company of Connecticut paid a dividend of $517 million. Based on amounts at December 31, 2013, MetLife Insurance Company of Connecticut could pay a stockholder dividend in 2014 of $1.0 billion without prior approval of the Connecticut Commissioner.

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013, 2012 and 2011, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds were negative at December 31, 2013, MLI-USA cannot pay any dividends in 2014 without prior regulatory approval.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                    Unrealized                       Foreign
                                                 Investment Gains     Unrealized    Currency
                                                 (Losses), Net of   Gains (Losses) Translation
                                                Related Offsets (1) on Derivatives Adjustments   Total
                                                ------------------- -------------- ----------- ----------
                                                                      (In millions)
Balance at December 31, 2010...................      $          412    $      (70)  $    (125) $      217
OCI before reclassifications...................               2,118            356        (16)      2,458
Income tax expense (benefit)...................               (747)          (125)           2      (870)
                                                     --------------    -----------  ---------- ----------
 OCI before reclassifications, net of income
   tax.........................................               1,783            161       (139)      1,805
Amounts reclassified from AOCI.................                (44)            (9)          --       (53)
Income tax expense (benefit)...................                  16              3          --         19
                                                     --------------    -----------  ---------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (28)            (6)          --       (34)
                                                     --------------    -----------  ---------- ----------
Balance at December 31, 2011...................               1,755            155       (139)      1,771
OCI before reclassifications...................                 945              7          88      1,040
Income tax expense (benefit)...................               (350)            (1)           2      (349)
                                                     --------------    -----------  ---------- ----------
 OCI before reclassifications, net of income
   tax.........................................               2,350            161        (49)      2,462
Amounts reclassified from AOCI.................                (95)            (3)          --       (98)
Income tax expense (benefit)...................                  35              1          --         36
                                                     --------------    -----------  ---------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (60)            (2)          --       (62)
                                                     --------------    -----------  ---------- ----------
Balance at December 31, 2012...................               2,290            159        (49)      2,400
OCI before reclassifications...................             (2,039)          (193)          28    (2,204)
Income tax expense (benefit)...................                 671             68         (2)        737
                                                     --------------    -----------  ---------- ----------
 OCI before reclassifications, net of income
   tax.........................................                 922             34        (23)        933
Amounts reclassified from AOCI.................                (55)           (11)          --       (66)
Income tax expense (benefit)...................                  18              4          --         22
                                                     --------------    -----------  ---------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (37)            (7)          --       (44)
                                                     --------------    -----------  ---------- ----------
Balance at December 31, 2013...................      $          885    $        27  $     (23) $      889
                                                     ==============    ===========  ========== ==========

--------

(1)See Note 7 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                   Statement of Operations and
AOCI Components                                 Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
--------------------------------------------    -----------------------------  ------------------------------------
                                                  Years Ended December 31,
                                                -----------------------------
                                                  2013       2012      2011
                                                ---------  --------- ---------
                                                        (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses).................................... $      48  $      98 $      14 Other net investment gains (losses)
  Net unrealized investment gains
   (losses)....................................        16          6        25 Net investment income
  Net unrealized investment gains
   (losses)....................................         2       (12)        10 Net derivative gains (losses)
  OTTI.........................................      (11)          3       (5) OTTI on fixed maturity securities
                                                ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax...............        55         95        44
    Income tax (expense) benefit...............      (18)       (35)      (16)
                                                ---------  --------- ---------
    Net unrealized investment gains
     (losses), net of income tax............... $      37  $      60 $      28
                                                =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps..........................        --         --         1 Net derivative gains (losses)
  Interest rate forwards.......................         9          1         9 Net derivative gains (losses)
  Interest rate forwards.......................         1          1        -- Net investment income
  Foreign currency swaps.......................        --          1       (2) Net derivative gains (losses)
  Credit forwards..............................        --         --         1 Net derivative gains (losses)
  Credit forwards..............................         1         --        -- Net investment income
                                                ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.........................        11          3         9
    Income tax (expense) benefit...............       (4)        (1)       (3)
                                                ---------  --------- ---------
    Gains (losses) on cash flow hedges, net
     of income tax............................. $       7  $       2 $       6
                                                =========  ========= =========
Total reclassifications, net of income tax..... $      44  $      62 $      34
                                                =========  ========= =========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Other Expenses

  Information on other expenses was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2013     2012      2011
                                                   -------- -------- ----------
                                                          (In millions)
 Compensation..................................... $    352 $    402 $      357
 Commissions......................................      639      939      1,418
 Volume-related costs.............................      138      159        196
 Affiliated interest costs on ceded reinsurance...      212      271        271
 Capitalization of DAC............................    (504)    (886)    (1,365)
 Amortization of DAC and VOBA.....................       50    1,035      1,159
 Interest expense on debt and debt issuance costs.      190      231        389
 Premium taxes, licenses and fees.................       57       63         75
 Professional services............................       41       25         50
 Rent and related expenses........................       31       37         29
 Other............................................      453      444        402
                                                   -------- -------- ----------
  Total other expenses............................ $  1,659 $  2,720 $    2,981
                                                   ======== ======== ==========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 11) and interest expense related to CSEs (see Note 7).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions. See Notes 6, 11 and 16 for discussion of affiliated expenses included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                                       Years Ended December 31,
                                                              ------------------------------------------
                                                               2013             2012              2011
                                                              ------          --------          --------
                                                                   (In millions)
  Current:
   Federal................................................... $ (41)          $  (235)          $  (157)
   Foreign...................................................      8              (10)               (5)
                                                              ------          --------          --------
     Subtotal................................................   (33)             (245)             (162)
                                                              ------          --------          --------
  Deferred:
   Federal...................................................    242               598               613
   Foreign...................................................     18                19                42
                                                              ------          --------          --------
     Subtotal................................................    260               617               655
                                                              ------          --------          --------
       Provision for income tax expense (benefit)............ $  227          $    372          $    493
                                                              ======          ========          ========

    The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                                       Years Ended December 31,
                                                              ------------------------------------------
                                                               2013             2012              2011
                                                              ------          --------          --------
                                                                   (In millions)
  Income (loss) from continuing operations:
   Domestic.................................................. $  869          $  1,492          $  1,545
   Foreign...................................................     78               (2)               122
                                                              ------          --------          --------
     Total................................................... $  947          $  1,490          $  1,667
                                                              ======          ========          ========

    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                                       Years Ended December 31,
                                                              ------------------------------------------
                                                               2013             2012              2011
                                                              ------          --------          --------
                                                                   (In millions)
  Tax provision at U.S. statutory rate....................... $  331          $    522          $    583
  Tax effect of:
   Dividend received deduction...............................   (81)              (70)              (69)
   Tax-exempt income.........................................     --               (1)               (2)
   Prior year tax............................................    (4)                 3               (9)
   Tax credits...............................................   (10)               (8)              (11)
   Foreign tax rate differential.............................    (2)                13               (1)
   Change in valuation allowance.............................     --                22               (2)
   Goodwill impairment.......................................     13             (109)                --
   Sale of subsidiary........................................   (24)                --                --
   Other, net................................................      4                --                 4
                                                              ------          --------          --------
     Provision for income tax expense (benefit).............. $  227          $    372          $    493
                                                              ======          ========          ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                              December 31,
                                                            --------------------------------------------
                                                                 2013                       2012
                                                            ----------------          ------------------
                                                                           (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables.................. $          1,282          $              883
 Net operating loss carryforwards..........................               22                          32
 Employee benefits.........................................               --                           3
 Tax credit carryforwards..................................              125                          92
 Other.....................................................                7                          35
                                                            ----------------          ------------------
   Total gross deferred income tax assets..................            1,436                       1,045
 Less: Valuation allowance.................................               --                          25
                                                            ----------------          ------------------
   Total net deferred income tax assets....................            1,436                       1,020
                                                            ----------------          ------------------
Deferred income tax liabilities:
 Investments, including derivatives........................              651                         258
 Net unrealized investment gains...........................              575                       1,336
 DAC and VOBA..............................................            1,543                       1,281
 Other.....................................................               52                          15
                                                            ----------------          ------------------
   Total deferred income tax liabilities...................            2,821                       2,890
                                                            ----------------          ------------------
     Net deferred income tax asset (liability)............. $        (1,385)          $          (1,870)
                                                            ================          ==================

   The following table sets forth the domestic net operating carryforwards for tax purposes at December 31,
 2013:

                                                                             Net Operating Loss
                                                                               Carryforwards
                                                            ------------------------------------------------
                                                                Amount                        Expiration
                                                            ----------------              ------------------
                                                             (In millions)
Domestic................................................... $             64               Beginning in 2028

   Tax credit carryforwards of $125 million at December 31, 2013 will expire beginning in 2015.

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $194 million, $135 million, and $151 million at December 31, 2013, 2012, and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Income Tax (continued)


   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2005. In 2012, the Company and the IRS completed and settled substantially all the issues identified in the audit years of 2005 and 2006. The issues not settled are under review at the IRS Appeals Division.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                           Years Ended December 31,
                                                                          ---------------------------
                                                                           2013     2012      2011
                                                                          ------- --------- ---------
                                                                                 (In millions)
Balance at January 1,.................................................... $   (1) $      29 $      38
Additions for tax positions of prior years...............................      25        46        --
Reductions for tax positions of prior years..............................     (1)      (76)       (3)
Additions for tax positions of current year..............................       1         9         2
Reductions for tax positions of current year.............................     (1)       (9)       (8)
                                                                          ------- --------- ---------
Balance at December 31,..................................................     $23 $     (1) $      29
                                                                          ======= ========= =========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    23  $    (1)  $    (3)
                                                                          ======= ========= =========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                   2013    2012    2011
                                                                  ------  ------  -------
                                                                      (In millions)
Interest recognized in the consolidated statements of operations. $    1  $  (9)  $    --

                                                                            December 31,
                                                                          ---------------
                                                                           2013    2012
                                                                          ------  -------
                                                                          (In millions)
Interest included in other liabilities in the consolidated balance sheets $    1  $    --

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Income Tax (continued)


   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $92 million and $70 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $11 million related to a true-up of the 2012 tax return. The 2012 benefit included an expense of less than $1 million related to a true-up of the 2011 tax return.

15. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2013.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)


  Matters as to Which an Estimate Can Be Made

   For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2013, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Inquiries

   In April 2012, MetLife, for itself and on behalf of entities including MetLife Insurance Company of Connecticut, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County) alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On
 December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has filed a notice to appeal the dismissal order. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2013    2012
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    10 $    19
  Premium tax offsets currently available for paid assessments.      10       2
                                                                ------- -------
                                                                $    20 $    21
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    14 $    37
                                                                ======= =======

   On September 1, 2011, the Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan involves the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also provides additional industry support for certain ELNY policyholders.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)


Commitments

  Commitments to Fund Partnership Investments

    The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $956 million and $1.0 billion at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $147 million and $181 million at December 31, 2013 and 2012, respectively.

  Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

    The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $57 million and $144 million at December 31, 2013 and 2012, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2013 and 2012, the Company had agreed to fund up to $61 million and $86 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $74 million and $106 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

    See Note 7 "-- Related Party Investment Transactions" for additional other commitments.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)

Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million and $235 million at December 31, 2013 and 2012, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2013 and 2012. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

16. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.9 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $209 million, $179 million and $145 million for the years ended
December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $186 million, $166 million and $136 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net payables to affiliates, related to the items discussed above, of $210 million and $109 million at December 31, 2013 and 2012, respectively.

  See Notes 6, 7 and 11 for additional information on related party transactions.

17. Subsequent Event

  On February 14, 2014, a subsidiary of MetLife Insurance Company of Connecticut entered into a definitive agreement to sell its wholly-owned subsidiary, MAL. Beginning in the first quarter of 2014, the Company will account for and report MAL as discontinued operations. MetLife Insurance Company of Connecticut expects to record a charge of between $350 million and $390 million, net of income tax, reflecting the estimated loss on sale, in the first quarter of 2014. The transaction is expected to close in the second quarter of 2014, subject to regulatory approvals and satisfaction of other closing conditions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2013
                                 (In millions)

                                                                                   Amount at
                                                    Cost or       Estimated Fair Which Shown on
Types of Investments                           Amortized Cost (1)     Value      Balance Sheet
--------------------                           ------------------ -------------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........    $         8,188  $     8,294    $       8,294
   Public utilities...........................              3,966        4,275            4,275
   State and political subdivision securities.              2,147        2,224            2,224
   Foreign government securities..............              1,038        1,122            1,122
   All other corporate bonds..................             19,512       20,478           20,478
                                                  ---------------  -----------    -------------
     Total bonds..............................             34,851       36,393           36,393
 Mortgage-backed and asset-backed securities..              8,214        8,393            8,393
 Redeemable preferred stock...................                412          466              466
                                                  ---------------  -----------    -------------
       Total fixed maturity securities........             43,477       45,252           45,252
                                                  ---------------  -----------    -------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......                161          201              201
 Non-redeemable preferred stock...............                236          217              217
                                                  ---------------  -----------    -------------
     Total equity securities..................                397          418              418
                                                  ---------------  -----------    -------------
       Mortgage loans, net....................              7,718                         7,718
Policy loans..................................              1,219                         1,219
Real estate and real estate joint ventures....                754                           754
Other limited partnership interests...........              2,130                         2,130
Short-term investments........................              2,107                         2,107
Other invested assets.........................              2,555                         2,555
                                                  ---------------                 -------------
        Total investments.....................    $        60,357                 $      62,153
                                                  ===============                 =============

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                                                  2013
-                                                                                                               ---------
Condensed Balance Sheets
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $28,548 and $32,018, respectively)............................................................................................... $  29,690
  Equity securities available-for-sale, at estimated fair value (cost: $284 and $273, respectively)............       319
  Mortgage loans (net of valuation allowances of $19 and $22, respectively)....................................     4,224
  Policy loans.................................................................................................     1,068
  Real estate and real estate joint ventures...................................................................       419
  Other limited partnership interests..........................................................................     1,318
  Short-term investments, principally at estimated fair value..................................................     1,512
  Investment in subsidiaries...................................................................................     6,099
  Loans to subsidiaries........................................................................................       680
  Other invested assets, principally at estimated fair value...................................................     1,139
                                                                                                                ---------
   Total investments...........................................................................................    46,468
Cash and cash equivalents, principally at estimated fair value.................................................       417
Accrued investment income......................................................................................       287
Premiums, reinsurance and other receivables....................................................................     7,195
Receivables from subsidiaries..................................................................................       858
Deferred policy acquisition costs and value of business acquired...............................................     1,011
Current income tax recoverable.................................................................................        88
Goodwill.......................................................................................................       493
Other assets...................................................................................................       132
Separate account assets........................................................................................    16,036
                                                                                                                ---------
   Total assets................................................................................................ $  72,985
                                                                                                                =========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $  19,099
Policyholder account balances..................................................................................    22,387
Other policy-related balances..................................................................................       246
Payables for collateral under securities loaned and other transactions.........................................     4,811
Long-term debt -- affiliated...................................................................................       750
Current income tax payable.....................................................................................        --
Deferred income tax liability..................................................................................        16
Other liabilities..............................................................................................       852
Separate account liabilities...................................................................................    16,036
                                                                                                                ---------
   Total liabilities...........................................................................................    64,197
                                                                                                                ---------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2013 and 2012.....................................................................        86
Additional paid-in capital.....................................................................................     6,737
Retained earnings..............................................................................................     1,076
Accumulated other comprehensive income (loss)..................................................................       889
                                                                                                                ---------
   Total stockholders' equity..................................................................................     8,788
                                                                                                                ---------
   Total liabilities and stockholders' equity.................................................................. $  72,985
                                                                                                                =========

                                                                                                                  2012
-                                                                                                               ---------
Condensed Balance Sheets
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $28,548 and $32,018, respectively)............................................................................................... $  35,152
  Equity securities available-for-sale, at estimated fair value (cost: $284 and $273, respectively)............       277
  Mortgage loans (net of valuation allowances of $19 and $22, respectively)....................................     4,703
  Policy loans.................................................................................................     1,086
  Real estate and real estate joint ventures...................................................................       371
  Other limited partnership interests..........................................................................     1,181
  Short-term investments, principally at estimated fair value..................................................     1,833
  Investment in subsidiaries...................................................................................     6,641
  Loans to subsidiaries........................................................................................       305
  Other invested assets, principally at estimated fair value...................................................     1,682
                                                                                                                ---------
   Total investments...........................................................................................    53,231
Cash and cash equivalents, principally at estimated fair value.................................................       553
Accrued investment income......................................................................................       316
Premiums, reinsurance and other receivables....................................................................     7,003
Receivables from subsidiaries..................................................................................       833
Deferred policy acquisition costs and value of business acquired...............................................       789
Current income tax recoverable.................................................................................        --
Goodwill.......................................................................................................       558
Other assets...................................................................................................       140
Separate account assets........................................................................................    15,238
                                                                                                                ---------
   Total assets................................................................................................ $  78,661
                                                                                                                =========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $  19,632
Policyholder account balances..................................................................................    24,039
Other policy-related balances..................................................................................       872
Payables for collateral under securities loaned and other transactions.........................................     6,477
Long-term debt -- affiliated...................................................................................       750
Current income tax payable.....................................................................................         3
Deferred income tax liability..................................................................................       266
Other liabilities..............................................................................................       824
Separate account liabilities...................................................................................    15,238
                                                                                                                ---------
   Total liabilities...........................................................................................    68,101
                                                                                                                ---------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2013 and 2012.....................................................................        86
Additional paid-in capital.....................................................................................     6,718
Retained earnings..............................................................................................     1,356
Accumulated other comprehensive income (loss)..................................................................     2,400
                                                                                                                ---------
   Total stockholders' equity..................................................................................    10,560
                                                                                                                ---------
   Total liabilities and stockholders' equity.................................................................. $  78,661
                                                                                                                =========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                        2013      2012      2011
                                                                      --------- --------- ---------
Condensed Statements of Operations
Revenues
Premiums............................................................. $     181 $     144 $     148
Universal life and investment-type product policy fees...............       645       662       632
Net investment income................................................     1,797     1,854     1,943
Equity in earnings of subsidiaries...................................       287       773       574
Other revenues.......................................................       147       151       154
Net investment gains (losses)........................................        54        20        14
Net derivative gains (losses)........................................     (105)     (140)       241
                                                                      --------- --------- ---------
 Total revenues......................................................     3,006     3,464     3,706
                                                                      --------- --------- ---------
Expenses
Policyholder benefits and claims.....................................       916       797       755
Interest credited to policyholder account balances...................       618       666       710
Goodwill impairment..................................................        66       327        --
Other expenses.......................................................       499       576       772
                                                                      --------- --------- ---------
 Total expenses......................................................     2,099     2,366     2,237
                                                                      --------- --------- ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       907     1,098     1,469
Provision for income tax expense (benefit)...........................       187      (20)       295
                                                                      --------- --------- ---------
Income (loss) from continuing operations, net of income tax..........       720     1,118     1,174
Income (loss) from discontinued operations, net of income tax........        --         8        --
                                                                      --------- --------- ---------
Net income (loss).................................................... $     720 $   1,126 $   1,174
                                                                      ========= ========= =========
Comprehensive income (loss).......................................... $   (791) $   1,755 $   2,728
                                                                      ========= ========= =========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                                2013        2012      2011
                                                                            ------------ ---------- ---------
Condensed Statements of Cash Flows
Cash flows from operating activities
  Net cash provided by (used in) operating activities...................... $        957 $    1,184 $     886
Cash flows from investing activities
  Sales, maturities, and repayments of:
    Fixed maturity securities..............................................       14,647     10,714    13,921
    Equity securities......................................................           56         46       163
    Mortgage loans.........................................................        1,154        845       552
    Real estate and real estate joint ventures.............................           58         47        12
    Other limited partnership interests....................................          102        154       159
  Purchases of:
    Fixed maturity securities..............................................     (11,000)   (10,729)  (11,658)
    Equity securities......................................................         (51)       (27)      (22)
    Mortgage loans.........................................................        (648)      (428)     (946)
    Real estate and real estate joint ventures.............................        (129)       (77)      (83)
    Other limited partnership interests....................................        (192)      (179)     (214)
  Cash received in connection with freestanding derivatives................           73        362       375
  Cash paid in connection with freestanding derivatives....................        (644)      (322)     (453)
  Dividends from subsidiaries..............................................           25         --        --
  Returns of capital from subsidiaries.....................................           52         84        49
  Capital contributions to subsidiaries....................................          (3)      (166)     (422)
  Issuances of loans to affiliates.........................................        (375)         --     (305)
  Net change in policy loans...............................................           18         15        26
  Net change in short-term investments.....................................          321      (251)     (487)
  Net change in other invested assets......................................         (39)       (50)      (16)
                                                                            ------------ ---------- ---------
Net cash provided by (used in) investing activities........................        3,425         38       651
                                                                            ------------ ---------- ---------
Cash flows from financing activities
  Policyholder account balances:
    Deposits...............................................................       12,156     11,577    14,151
    Withdrawals............................................................     (13,987)   (12,298)  (15,754)
  Net change in payables for collateral under securities loaned and other
   transactions............................................................      (1,666)        102     (482)
  Financing element on certain derivative instruments......................         (21)         75       127
  Return of capital........................................................           --         --      (47)
  Dividends on common stock................................................      (1,000)      (504)     (517)
                                                                            ------------ ---------- ---------
Net cash provided by (used in) financing activities........................      (4,518)    (1,048)   (2,522)
                                                                            ------------ ---------- ---------
Change in cash and cash equivalents........................................        (136)        174     (985)
Cash and cash equivalents, beginning of year...............................          553        379     1,364
                                                                            ------------ ---------- ---------
Cash and cash equivalents, end of year..................................... $        417 $      553 $     379
                                                                            ============ ========== =========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
    Interest............................................................... $         64 $       64 $      64
                                                                            ============ ========== =========
    Income tax............................................................. $        120 $    (194) $    (66)
                                                                            ============ ========== =========
  Non-cash transactions:
    Capital contribution from MetLife, Inc................................. $         19 $       45 $      --
                                                                            ============ ========== =========
    Returns of capital from subsidiaries................................... $         -- $      202 $      --
                                                                            ============ ========== =========
    Capital contributions to subsidiaries.................................. $         16 $       31 $      --
                                                                            ============ ========== =========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

  The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

  The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Support Agreement

  The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body. As described in Note 17 of the Notes to the Consolidated Financial Statements, a subsidiary of MetLife Insurance Company of Connecticut reached an agreement to sell MAL to a third party. Upon the close of such sale, the Parent Company's obligations under this net worth maintenance agreement will terminate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                    Future Policy Benefits
                             DAC          and Other        Policyholder
                             and        Policy-Related       Account        Unearned       Unearned
Segment                      VOBA          Balances          Balances   Premiums (1), (2) Revenue (1)
-------------------------- -------- ---------------------- ------------ ----------------- -----------
2013
Retail.................... $  4,698    $         10,345     $  25,499     $           9    $    156
Corporate Benefit Funding.        6              14,270         7,952                --           2
Corporate & Other.........       26               6,540             2                 4          --
                           --------    ----------------     ---------     -------------    --------
 Total.................... $  4,730    $         31,155     $  33,453     $          13    $    158
                           ========    ================     =========     =============    ========
2012
Retail.................... $  3,738    $          9,355     $  28,287     $           9    $    158
Corporate Benefit Funding.        8              15,078         8,688                --           2
Corporate & Other.........       --               6,288             1                 4          --
                           --------    ----------------     ---------     -------------    --------
 Total.................... $  3,746    $         30,721     $  36,976     $          13    $    160
                           ========    ================     =========     =============    ========
2011
Retail.................... $  4,080    $          7,915     $  30,001     $           7    $    184
Corporate Benefit Funding.       13              14,042         8,375                --           2
Corporate & Other.........      128               6,515         3,699                 5          72
                           --------    ----------------     ---------     -------------    --------
 Total.................... $  4,221    $         28,472     $  42,075     $          12    $    258
                           ========    ================     =========     =============    ========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                   Policyholder
                                                   Benefits and
                            Premium                 Claims and     Amortization of
                            Revenue      Net     Interest Credited  DAC and VOBA      Other
                           and Policy Investment  to Policyholder    Charged to     Operating
Segment                     Charges     Income   Account Balances  Other Expenses  Expenses (1)
-------------------------- ---------- ---------- ----------------- --------------- ------------
2013
Retail....................  $  2,688   $  1,515    $      1,875      $        44    $   1,341
Corporate Benefit Funding.       219      1,108             855                5           34
Corporate & Other.........        35        229              14                1          234
                            --------   --------    ------------      -----------    ---------
 Total....................  $  2,942   $  2,852    $      2,744      $        50    $   1,609
                            ========   ========    ============      ===========    =========
2012
Retail....................  $  2,716   $  1,434    $      2,031      $     1,023    $   1,381
Corporate Benefit Funding.       658      1,111           1,318               10           36
Corporate & Other.........       148        407             187                2          268
                            --------   --------    ------------      -----------    ---------
 Total....................  $  3,522   $  2,952    $      3,536      $     1,035    $   1,685
                            ========   ========    ============      ===========    =========
2011
Retail....................  $  2,596   $  1,360    $      1,984      $     1,149    $   1,268
Corporate Benefit Funding.     1,105      1,142           1,763                4           36
Corporate & Other.........        83        572             102                6          518
                            --------   --------    ------------      -----------    ---------
 Total....................  $  3,784   $  3,074    $      3,849      $     1,159    $   1,822
                            ========   ========    ============      ===========    =========

--------

(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                              % Amount
                               Gross Amount   Ceded    Assumed  Net Amount Assumed to Net
                               ------------ ---------- -------- ---------- --------------
2013
Life insurance in-force.......  $  466,650  $  424,836 $  7,273 $  49,087         14.8%
                                ==========  ========== ======== =========
Insurance premium
Life insurance................  $    1,327  $      737 $     10 $     600          1.7%
Accident and health insurance.         234         228       --         6           --
                                ----------  ---------- -------- ---------
 Total insurance premium......  $    1,561  $      965 $     10 $     606          1.7%
                                ==========  ========== ======== =========
2012
Life insurance in-force.......  $  428,803  $  391,045 $  7,750 $  45,508         17.0%
                                ==========  ========== ======== =========
Insurance premium
Life insurance................  $    1,815  $      572 $     11 $   1,254          0.9%
Accident and health insurance.         248         241       --         7           --
                                ----------  ---------- -------- ---------
 Total insurance premium......  $    2,063  $      813 $     11 $   1,261          0.9%
                                ==========  ========== ======== =========
2011
Life insurance in-force.......  $  378,153  $  340,477 $  8,085 $  45,761         17.7%
                                ==========  ========== ======== =========
Insurance premium
Life insurance................  $    2,180  $      366 $      7 $   1,821          0.4%
Accident and health insurance.         249         242       --         7           --
                                ----------  ---------- -------- ---------
 Total insurance premium......  $    2,429  $      608 $      7 $   1,828          0.4%
                                ==========  ========== ======== =========

  For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $269.9 billion and $7.3 billion, respectively, and life insurance premiums of $638 million and $
10 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.2 billion and $7.8 billion, respectively, and life insurance premiums of $478 million and $11 million, respectively. For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $ 7 million, respectively.

                       EXETER REASSURANCE COMPANY, LTD.

                             FINANCIAL STATEMENTS

                         AS OF AND FOR THE YEARS ENDED
                       DECEMBER 31, 2013, 2012 AND 2011
                       AND INDEPENDENT AUDITORS' REPORT

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Exeter Reassurance Company, Ltd.:

We have audited the accompanying financial statements of Exeter Reassurance Company, Ltd. (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Exeter Reassurance Company, Ltd. as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in accordance with accounting principles generally accepted in the United States of America.

OTHER MATTERS

In our report dated April 2, 2014 on the previously issued 2012 financial statements filed with the Cayman Islands Monetary Authority ("CIMA"), we expressed an opinion that the Company's 2012 balance sheet did not fairly present insurance liabilities and, accordingly, did not conform to the presentation required under accounting principles generally accepted in the United States of America. That presentation was based on practices prescribed or permitted by CIMA. As noted in Note 1, in these general purpose financial statements, the Company has changed its presentation of insurance liabilities to conform to accounting principles generally accepted in the United States of America. Accordingly, our present opinion on the 2012 financial statements, as presented herein, is different from that expressed in our previous report.

In addition, results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants
Princeton, New Jersey
April 2, 2014

                       EXETER REASSURANCE COMPANY, LTD.

                                BALANCE SHEETS
                          DECEMBER 31, 2013 AND 2012

                (IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                           2013
                                                                                                      ---------------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,311,922
   and $1,719,913, respectively)..................................................................... $     1,321,081
  Short-term investments, at estimated fair value....................................................       2,781,282
  Derivative assets..................................................................................       2,375,499
  Funds withheld at interest.........................................................................       2,694,267
                                                                                                      ---------------
   Total investments.................................................................................       9,172,129
Cash and cash equivalents............................................................................         629,616
Accrued investment income............................................................................          94,238
Premiums, reinsurance and other receivables..........................................................         645,814
Deferred policy acquisition costs....................................................................         159,820
Current income tax recoverable.......................................................................         196,592
Deferred income tax recoverable......................................................................       1,529,464
                                                                                                      ---------------
   Total assets...................................................................................... $    12,427,673
                                                                                                      ===============
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits............................................................................... $     2,747,421
Policyholder account balances........................................................................       2,488,945
Other policy-related balances........................................................................       2,170,145
Policyholder dividends payable.......................................................................          16,256
Debt -- affiliated...................................................................................         575,118
Derivative liabilities...............................................................................       2,648,454
Other liabilities....................................................................................         551,170
                                                                                                      ---------------
   Total liabilities.................................................................................      11,197,509
                                                                                                      ---------------
CONTINGENCIES AND COMMITMENTS (NOTE 12)
STOCKHOLDER'S EQUITY
Preferred stock, par value $.01 per share; 250,000 shares authorized, 200,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 200,000 shares authorized, issued and outstanding at December 31, 2012; $2,000,000 aggregate liquidation preference at
 December 31, 2013 and 2012..........................................................................               2
Common stock, par value $.01 per share; 13,875,000 shares authorized, 13,466,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 14,125,000 shares authorized,
 13,466,000 shares issued and outstanding at December 31, 2012.......................................             135
Additional paid-in capital...........................................................................       4,125,653
Retained earnings (accumulated deficit)..............................................................     (2,964,638)
Accumulated other comprehensive income (loss)........................................................          69,012
                                                                                                      ---------------
   Total stockholder's equity........................................................................       1,230,164
                                                                                                      ---------------
   Total liabilities and stockholder's equity........................................................ $    12,427,673
                                                                                                      ===============

                                                                                                           2012
                                                                                                      ---------------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,311,922
   and $1,719,913, respectively)..................................................................... $     1,785,619
  Short-term investments, at estimated fair value....................................................       4,307,652
  Derivative assets..................................................................................       4,652,428
  Funds withheld at interest.........................................................................       2,436,815
                                                                                                      ---------------
   Total investments.................................................................................      13,182,514
Cash and cash equivalents............................................................................         905,519
Accrued investment income............................................................................          93,501
Premiums, reinsurance and other receivables..........................................................         775,433
Deferred policy acquisition costs....................................................................         136,661
Current income tax recoverable.......................................................................         261,720
Deferred income tax recoverable......................................................................       2,267,071
                                                                                                      ---------------
   Total assets...................................................................................... $    17,622,419
                                                                                                      ===============
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits............................................................................... $     2,735,580
Policyholder account balances........................................................................       8,831,285
Other policy-related balances........................................................................       1,896,818
Policyholder dividends payable.......................................................................          17,438
Debt -- affiliated...................................................................................          75,118
Derivative liabilities...............................................................................       1,665,997
Other liabilities....................................................................................       1,726,141
                                                                                                      ---------------
   Total liabilities.................................................................................      16,948,377
                                                                                                      ---------------
CONTINGENCIES AND COMMITMENTS (NOTE 12)
STOCKHOLDER'S EQUITY
Preferred stock, par value $.01 per share; 250,000 shares authorized, 200,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 200,000 shares authorized, issued and outstanding at December 31, 2012; $2,000,000 aggregate liquidation preference at
 December 31, 2013 and 2012..........................................................................             200
Common stock, par value $.01 per share; 13,875,000 shares authorized, 13,466,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 14,125,000 shares authorized,
 13,466,000 shares issued and outstanding at December 31, 2012.......................................          13,466
Additional paid-in capital...........................................................................       4,085,299
Retained earnings (accumulated deficit)..............................................................     (3,504,200)
Accumulated other comprehensive income (loss)........................................................          79,277
                                                                                                      ---------------
   Total stockholder's equity........................................................................         674,042
                                                                                                      ---------------
   Total liabilities and stockholder's equity........................................................ $    17,622,419
                                                                                                      ===============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                           STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)

                                                            2013           2012          2011
                                                        ------------- --------------- -----------
REVENUES
Premiums............................................... $      59,372 $       949,827 $    71,518
Universal life and investment-type product policy fees.       586,571         548,425     432,722
Net investment income..................................        35,423          20,695      17,238
Net investment gains (losses)..........................      (56,581)          41,793     (1,086)
Net derivative gains (losses)..........................     1,935,248     (3,676,589)     230,434
Other revenues.........................................         1,395          22,916      43,740
                                                        ------------- --------------- -----------
   Total revenues......................................     2,561,428     (2,092,933)     794,566
                                                        ------------- --------------- -----------
EXPENSES
Policyholder benefits and claims.......................     1,379,886       1,811,746     309,339
Interest credited to policyholder account balances.....        17,399          16,598      15,831
Policyholder dividends.................................        26,675          30,279      30,722
Other expenses.........................................       101,207         206,841     169,883
                                                        ------------- --------------- -----------
   Total expenses......................................     1,525,167       2,065,464     525,775
                                                        ------------- --------------- -----------
Income (loss) before provision for income tax..........     1,036,261     (4,158,397)     268,791
Provision for income tax expense (benefit).............       364,215     (1,455,499)      94,077
                                                        ------------- --------------- -----------
Net income (loss)...................................... $     672,046 $   (2,702,898) $   174,714
                                                        ============= =============== ===========



              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)

                                                             2013           2012           2011
                                                         ------------ ---------------- ------------
Net income (loss)....................................... $    672,046 $    (2,702,898) $    174,714
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related
   offsets..............................................     (56,634)           25,017       35,549
 Foreign currency translation adjustments...............       26,548           13,028     (15,751)
                                                         ------------ ---------------- ------------
 Other comprehensive income (loss), before income tax...     (30,086)           38,045       19,798
 Income tax (expense) benefit related to items of other
   comprehensive income (loss)..........................       19,821          (8,756)     (12,442)
                                                         ------------ ---------------- ------------
 Other comprehensive income (loss), net of income tax...     (10,265)           29,289        7,356
                                                         ------------ ---------------- ------------
Comprehensive income (loss)............................. $    661,781 $    (2,673,609) $    182,070
                                                         ============ ================ ============




              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                      STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)




                                                                                                  RETAINED
                                                                                   ADDITIONAL     EARNINGS
                                                             PREFERRED   COMMON     PAID-IN     (ACCUMULATED
                                                              STOCK      STOCK      CAPITAL       DEFICIT)
                                                            ---------- ---------- ------------ --------------
Balance at December 31, 2010...............................  $     --  $   13,466 $    548,218 $    (976,016)
Capital contribution from MetLife, Inc. (Note 9)...........                            703,860
Comprehensive income (loss):
Net income (loss)..........................................                                           174,714
Other comprehensive income (loss), net of income tax.......
                                                             --------  ---------- ------------ --------------
Balance at December 31, 2011...............................        --      13,466    1,252,078      (801,302)
                                                             --------  ---------- ------------ --------------
Capital contribution from MetLife, Inc. (Note 9)...........                            833,421
Non-cumulative perpetual preferred stock issuance -- newly
 issued shares (Note 9)....................................       200                1,999,800
Comprehensive income (loss):
Net income (loss)..........................................                                       (2,702,898)
Other comprehensive income (loss), net of income tax.......
                                                             --------  ---------- ------------ --------------
Balance at December 31, 2012...............................       200      13,466    4,085,299    (3,504,200)
                                                             --------  ---------- ------------ --------------
Capital contribution from MetLife, Inc. (Note 9)...........                             26,825
Change in preferred and common stock par value
 (Note 9)..................................................     (198)    (13,331)       13,529
Dividends on perpetual preferred stock.....................                                         (132,484)
Comprehensive income (loss):
Net income (loss)..........................................                                           672,046
Other comprehensive income (loss), net of income tax.......
                                                             --------  ---------- ------------ --------------
Balance at December 31, 2013...............................  $      2  $      135 $  4,125,653 $  (2,964,638)
                                                             ========  ========== ============ ==============

                                                                  ACCUMULATED OTHER
                                                             COMPREHENSIVE INCOME (LOSS)
                                                            -----------------------------
                                                                  NET         FOREIGN
                                                              UNREALIZED      CURRENCY
                                                              INVESTMENT    TRANSLATION           TOTAL
                                                             GAINS (LOSSES)  ADJUSTMENTS   STOCKHOLDER'S EQUITY
                                                            --------------- ------------- ---------------------
Balance at December 31, 2010...............................  $      3,341   $      39,291     $  (371,700)
Capital contribution from MetLife, Inc. (Note 9)...........                                        703,860
Comprehensive income (loss):
Net income (loss)..........................................                                        174,714
Other comprehensive income (loss), net of income tax.......        23,107        (15,751)            7,356
                                                             ------------   -------------     ------------
Balance at December 31, 2011...............................        26,448          23,540          514,230
                                                             ------------   -------------     ------------
Capital contribution from MetLife, Inc. (Note 9)...........                                        833,421
Non-cumulative perpetual preferred stock issuance -- newly
 issued shares (Note 9)....................................                                      2,000,000
Comprehensive income (loss):
Net income (loss)..........................................                                    (2,702,898)
Other comprehensive income (loss), net of income tax.......        16,261          13,028           29,289
                                                             ------------   -------------     ------------
Balance at December 31, 2012...............................        42,709          36,568          674,042
                                                             ------------   -------------     ------------
Capital contribution from MetLife, Inc. (Note 9)...........                                         26,825
Change in preferred and common stock par value
 (Note 9)..................................................                                             --
Dividends on perpetual preferred stock.....................                                      (132,484)
Comprehensive income (loss):
Net income (loss)..........................................                                        672,046
Other comprehensive income (loss), net of income tax.......      (36,813)          26,548         (10,265)
                                                             ------------   -------------     ------------
Balance at December 31, 2013...............................  $      5,896   $      63,116     $  1,230,164
                                                             ============   =============     ============


              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                           STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)

                                                                                          2013           2012           2011
                                                                                     -------------- -------------- --------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)................................................................... $      672,046 $  (2,702,898) $      174,714
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
  Amortization of premiums and accretion of discounts associated with investments,
   net..............................................................................         20,823          5,956           (62)
  (Gains) losses on investments, net................................................         56,581       (41,793)          1,086
  (Gains) losses on derivatives, net................................................    (1,095,691)      4,156,565      (153,956)
  Universal life and investment-type product policy fees............................         11,088          (556)        (3,781)
  Change in accrued investment income...............................................          (737)       (77,901)        (8,031)
  Change in premiums, reinsurance and other receivables.............................        130,149        149,271        349,645
  Change in deferred policy acquisition costs, net..................................       (23,159)         41,444         28,571
  Change in income tax recoverable (payable)........................................        822,557    (1,617,392)       (50,030)
  Change in other assets............................................................         26,549         13,027       (15,750)
  Change in insurance-related liabilities and policy-related balances...............        979,232      1,932,786        757,824
  Change in other liabilities.......................................................        101,875       (31,859)      (354,977)
  Other, net........................................................................        114,256        130,954        131,273
                                                                                     -------------- -------------- --------------
Net cash provided by operating activities...........................................      1,815,569      1,957,604        856,526
                                                                                     -------------- -------------- --------------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities.........................................................        803,256      1,310,619        604,979
  Equity securities.................................................................            128          7,212          2,880
Purchases of fixed maturity securities..............................................      (415,825)    (2,264,346)      (754,191)
Cash received in connection with freestanding derivatives...........................        146,845        415,944        876,691
Cash paid in connection with freestanding derivatives...............................    (2,882,508)    (1,790,917)    (2,032,925)
Net change in short-term investments................................................      1,528,444      1,423,762    (4,538,307)
Net change in funds withheld at interest............................................      (257,452)      (218,801)       (91,382)
Other, net..........................................................................         61,021       (66,139)        235,425
                                                                                     -------------- -------------- --------------
Net cash used in investing activities...............................................    (1,016,091)    (1,182,666)    (5,696,830)
                                                                                     -------------- -------------- --------------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits..........................................................................             --            212            416
  Withdrawals.......................................................................             --       (10,330)        (2,644)
Change in payables for derivative collateral........................................    (1,276,847)    (1,627,743)      2,563,812
Long-term debt issuances -- affiliated..............................................        500,000             --      1,000,000
Capital contribution from MetLife, Inc..............................................             --        800,000        673,000
Dividend on preferred stock.........................................................      (132,484)             --             --
Other, net..........................................................................      (166,050)      (122,628)         80,761
                                                                                     -------------- -------------- --------------
Net cash (used in) provided by financing activities.................................    (1,075,381)      (960,489)      4,315,345
                                                                                     -------------- -------------- --------------
Change in cash and cash equivalents.................................................      (275,903)      (185,551)      (524,959)
Cash and cash equivalents, beginning of year........................................        905,519      1,091,070      1,616,029
                                                                                     -------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.............................................. $      629,616 $      905,519 $    1,091,070
                                                                                     ============== ============== ==============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid for:
  Interest.......................................................................... $        5,107 $      134,691 $       69,232
                                                                                     ============== ============== ==============
  Income tax........................................................................ $      304,518 $      222,025 $      115,497
                                                                                     ============== ============== ==============
Non-cash transactions:
  Capital contribution from MetLife, Inc............................................ $       26,825 $       33,421 $       30,860
                                                                                     ============== ============== ==============
  Issuance of non-cumulative perpetual preferred shares............................. $           -- $    2,000,000 $           --
                                                                                     ============== ============== ==============
  Assignment of senior notes to MetLife, Inc........................................ $           -- $  (2,000,000) $           --
                                                                                     ============== ============== ==============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                       NOTES TO THE FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

BUSINESS

  Exeter Reassurance Company, Ltd. (the "Company" or "Exeter") is a wholly-owned stock life insurance subsidiary of MetLife, Inc. (the "Holding Company").

  In 2011, the Company was redomesticated to the Cayman Islands. The Company was licensed as an Unrestricted Class B Insurer under the Insurance Law of the Cayman Islands (the "Law").

  Effective October 1, 2013, the Company redomesticated to the state of Delaware ("Delaware"). The Company is licensed as a Delaware pure captive insurance company under the Delaware Captive Insurance Law ("Delaware Law"). The Company engages in traditional and financial reinsurance of life insurance and annuity policies, primarily with affiliates.

  In the second quarter of 2013, the Holding Company announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA") and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

BASIS OF PRESENTATION

  The Company has previously prepared, and filed, financial statements that comply with the filing requirements of the Cayman Islands Monetary Authority ("CIMA"). The financial statements as of and for the year ended December 31, 2012 presented insurance liabilities in the balance sheet in accordance with practices prescribed or permitted by CIMA, which presentation differs from the presentation requirements under generally accepted accounting principles. The presentation of insurance liabilities in these financial statements has been revised to present such amounts in accordance with accounting principles generally accepted in the United States.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

                     --------------------------------------
                     ACCOUNTING POLICY                 NOTE
                     --------------------------------------
                     Deferred Policy Acquistion Costs     2
                     --------------------------------------
                     Reserves                             3
                     --------------------------------------
                     Reinsurance                          4
                     --------------------------------------
                     Investments                          5
                     --------------------------------------
                     Derivatives                          6
                     --------------------------------------
                     Fair Value                           7
                     --------------------------------------
                     Income Tax                          11
                     --------------------------------------
                     Litigation Contingencies            12
                     --------------------------------------

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


 FUTURE POLICYHOLDER BENEFITS, POLICYHOLDER ACCOUNT BALANCES AND OTHER POLICY-RELATED BALANCES

  The Company establishes liabilities for insurance policies assumed by the Company. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Liabilities for assumed universal secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities assumed are based on the average benefits payable over a range of scenarios.

  The assumed unearned revenue liability included in other policy-related balances relates to universal life-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  The Company assumed and ceded guaranteed minimum benefits associated with certain variable annuity product risks that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees assumed are accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDB"), the portion of guaranteed minimum income benefits ("GMIB") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWB").

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  Guarantees assumed are accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWB, guaranteed minimum accumulation benefits ("GMAB") and the portion of GMIB that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other policy-related balances include policy and contract claims and policyholder dividends due and unpaid.

  The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled.

DIVIDEND LIABILITY

  The terminal dividend liability for assumed participating traditional life insurance policies is equal to the liability for dividends paid to policyholders upon termination and after satisfying minimum period in-force requirements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

  Premiums related to assumed traditional life and variable annuity business are recognized as revenues when due. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to the business assumed.

DEFERRED POLICY ACQUISITION COSTS

  The Company reimburses the direct writer of the reinsured agreements for significant costs in connection with acquiring new and renewal reinsurance business. Costs that are related directly to the successful acquisition or renewal of reinsurance agreements are capitalized as DAC. Such costs primarily include:

    . incremental direct costs of contract acquisition, such as commissions; . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, as well as all indirect costs, are expensed as incurred.

  DAC is amortized as follows:

 Products reinsured:                    In proportion to the following over
                                        estimated lives of the reinsurance
                                        agreements:
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Variable universal life contracts   Actual and expected future gross
 .  Variable deferred annuity contracts profits.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  See Note 2 for additional information on DAC amortization.

  The recovery of DAC is dependent upon the future profitability of the related business.

REINSURANCE AGREEMENTS

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as a reinsurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities and other policy-related balances. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. Certain assumed GMWB, GMAB and GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


 INVESTMENTS

  NET INVESTMENT INCOME

    Income on investments is reported within net investment income, unless otherwise stated herein.

  FIXED MATURITY SECURITIES

    The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned.

    The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 5 "--Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

  SHORT-TERM INVESTMENTS

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at the estimated fair value or amortized cost, which approximates estimated fair value.

  DERIVATIVE ASSETS

    Derivative assets consist principally of freestanding derivatives with positive estimated fair values and are described in " -- Derivatives" below.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  FUNDS WITHHELD AT INTEREST

    Funds withheld at interest represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company records a funds withheld asset rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

 DERIVATIVES

  FREESTANDING DERIVATIVES

    Freestanding derivatives are carried in the Company's balance sheets either as assets within derivative assets or as liabilities within derivative liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty absent a master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within derivative liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in derivative assets or derivative liabilities.

    The Company's derivatives are not designated as qualifying for hedge accounting. Changes in the estimated fair value of derivatives are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims for economic hedges of variable annuity guarantees included in future policy benefits in the balance sheets. The fluctuations in estimated fair value of derivatives can result in significant volatility in net income.

  EMBEDDED DERIVATIVES

    The Company assumes variable annuity guarantees, modified coinsurance contracts and equity indexed deferred annuities that contain embedded derivatives. Additionally, the Company has retroceded certain of these variable annuity guarantees to unaffiliated reinsurance counterparties that also contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) for assumed reinsurance or in policyholder benefits and claims for ceded reinsurance. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


 FAIR VALUE

   Certain assets and liabilities are measured at estimated fair value in the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

 INCOME TAX

   The Company joins with the Holding Company and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provision of the Internal Revenue Code of 1986 as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to the Holding Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, the Holding Company has elected the "percentage method' (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, one hundred percent of tax attributes such as losses are reimbursed by the Holding Company to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to the Holding company each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. The Holding Company has current or prior deductions and credits (including by not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Holding Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Holding Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax basis of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included in other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as other expense and penalties recognized as a component of income tax expense.

 OTHER ACCOUNTING POLICIES

  CASH AND CASH EQUIVALENTS

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  OTHER REVENUES

    Other revenues consist of funds withheld investment credit fees associated with financial reinsurance.

  POLICYHOLDER DIVIDENDS

    Pursuant to the terms of certain reinsurance agreements, the Company participates in the policyholder dividend scale of the ceding company. Policyholder dividends are approved annually by the ceding company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as the judgment of the ceding company's management as to the appropriate level of statutory surplus to be retained by the ceding company.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  FOREIGN CURRENCY

    Balance sheet accounts for reinsurance agreements that are settled in foreign currencies are translated at the exchange rate in effect at each year end and income and expense accounts are translated at the average exchange rates during the year. Translation adjustments are charged or credited directly to foreign currency translation adjustments, included in accumulated other comprehensive income or loss, net of applicable taxes. Intercompany receivables (payables) that are held in foreign currencies are translated at the exchange rate in effect at each year end and translation adjustments are charged directly to net investment gains (losses) in the period in which they occur.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 9.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. Under the new guidance, advertising costs may only be included in DAC if the capitalization criteria in the direct-response advertising guidance in Subtopic 340-20, OTHER ASSETS AND DEFERRED COSTS--CAPITALIZED ADVERTISING COSTS, are met. As a result, certain direct marketing, sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, FOREIGN CURRENCY MATTERS (TOPIC
830): PARENT'S ACCOUNTING FOR THE CUMULATIVE TRANSLATION ADJUSTMENT UPON DERECOGNITION OF CERTAIN SUBSIDIARIES OR GROUPS OF ASSETS WITHIN A FOREIGN ENTITY OR OF AN INVESTMENT IN A FOREIGN ENTITY), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, FOREIGN CURRENCY MATTERS -- TRANSLATION OF FINANCIAL STATEMENTS, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, DERECOGNITION, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, LIABILITIES (TOPIC 405): OBLIGATIONS RESULTING FROM JOINT AND SEVERAL LIABILITY ARRANGEMENTS FOR WHICH THE TOTAL AMOUNT OF THE OBLIGATION IS FIXED AT THE REPORTING DATE), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. DEFERRED POLICY ACQUISITION COSTS

  See Note 1 for a description of capitalized acquisition costs.

PARTICIPATING AND DIVIDEND-PAYING TRADITIONAL CONTRACTS

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company

                       EXETER REASSURANCE COMPANY, LTD.

2. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to significantly impact the rate of DAC amortization. On a quarterly basis, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to earnings. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. On a quarterly basis, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Total DAC amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC for the update of actual gross margins and the re-estimation of expected future gross margins. On a quarterly basis, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

VARIABLE UNIVERSAL LIFE CONTRACTS, VARIABLE DEFERRED ANNUITY CONTRACTS AND EQUITY INDEXED DEFERRED ANNUITY CONTRACTS

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of expected future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. On a quarterly basis, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by the cumulated charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. On a quarterly basis, the Company also updates the actual amount of business remaining in-force, which impact expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

FACTORS IMPACTING AMORTIZATION

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

                       EXETER REASSURANCE COMPANY, LTD.

2. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)


  Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC was as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                            --------------------------------
                                                               2013       2012       2011
                                                            ---------- ---------- ----------
                                                                     (IN THOUSANDS)
Balance at January 1,...................................... $  136,661 $  178,105 $  206,677
Capitalizations............................................      2,013      1,760      2,955
Amortization related to:
   Net investment gains (losses) and net derivative gains
     (losses)..............................................     23,559   (28,204)   (21,453)
   Other expenses..........................................    (2,413)   (15,000)   (10,074)
                                                            ---------- ---------- ----------
       Total amortization..................................     21,146   (43,204)   (31,527)
                                                            ---------- ---------- ----------
Balance at December 31,.................................... $  159,820 $  136,661 $  178,105
                                                            ========== ========== ==========

3. RESERVES

REINSURANCE LIABILITIES

  Future policy benefits are measured as follows:

  Product Type                         Measurement Assumptions:
  ---------------------------------------------------------------------------
  Assumed Participating Life           Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       ranging from 4% to 6% and mortality
                                       rates guaranteed in calculating the
                                       cash surrender values described in
                                       such contracts); and (ii) the
                                       liability for terminal dividends.
  ---------------------------------------------------------------------------
  Assumed traditional fixed annuities  Present value of expected future
  after annuitization                  payments. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 1% to 7% for domestic
                                       business and 2% to 5% for
                                       international business.

                       EXETER REASSURANCE COMPANY, LTD.

3. RESERVES (CONTINUED)


GUARANTEES

  The Company reinsures variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWB, GMAB and the portion of certain GMIB that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and other policy-related balances which are further discussed in Note 6. Guarantees accounted for as reinsurance liabilities include:

Guarantee:                                       Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the
                                                average benefits payable over a range of
                                                scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on the present
          value is reduced to zero, that can    value of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less      Assumptions are consistent with those used
          than a specified amount.              for estimating GMDBs liabilities.

       .  Certain contracts also provide for  Calculation incorporates an assumption for
          a guaranteed lump sum return of       the percentage of the potential annuitizations
          purchase premium in lieu of the       that may be elected by the contractholder.
          annuitization benefit.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDBs liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                       EXETER REASSURANCE COMPANY, LTD.

3. RESERVES (CONTINUED)

  Information regarding the liabilities for guarantees (excluding embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    UNIVERSAL AND
                                                    VARIABLE LIFE
                                 ANNUITY CONTRACTS    CONTRACTS
   -                             ------------------ -------------
                                                      SECONDARY
                                   GMDBS    GMIBS    GUARANTEES      TOTAL
   -                             --------  -------- ------------- ----------
   ASSUMED
   Balance at January 1, 2011... $204,783  $172,260    $41,159    $  418,202
   Incurred guaranteed benefits.  197,432    72,496     (1,514)      268,414
   Paid guaranteed benefits.....  (74,439)       --         --       (74,439)
                                 --------  --------    -------    ----------
   Balance at December 31, 2011.  327,776   244,756     39,645       612,177
   Incurred guaranteed benefits.  169,545   230,988     10,288       410,821
   Paid guaranteed benefits.....  (79,815)       --         --       (79,815)
                                 --------  --------    -------    ----------
   Balance at December 31, 2012.  417,506   475,744     49,933       943,183
   Incurred guaranteed benefits.  125,884    52,561      7,018       185,463
   Paid guaranteed benefits.....  (59,132)       --         --       (59,132)
                                 --------  --------    -------    ----------
   Balance at December 31, 2013. $484,258  $528,305    $56,951    $1,069,514
                                 ========  ========    =======    ==========

   CEDED
   Balance at January 1, 2011... $  8,210  $     --    $    --    $    8,210
   Incurred guaranteed benefits.      (32)       --         --           (32)
   Paid guaranteed benefits.....       --        --         --            --
                                 --------  --------    -------    ----------
   Balance at December 31, 2011.    8,178        --         --         8,178
   Incurred guaranteed benefits.    2,920        --         --         2,920
   Paid guaranteed benefits.....       --        --         --            --
                                 --------  --------    -------    ----------
   Balance at December 31, 2012.   11,098        --         --        11,098
   Incurred guaranteed benefits.    3,704        --         --         3,704
   Paid guaranteed benefits.....       --        --         --            --
                                 --------  --------    -------    ----------
   Balance at December 31, 2013. $ 14,802  $     --    $    --    $   14,802
                                 ========  ========    =======    ==========

   NET
   Balance at January 1, 2011... $196,573  $172,260    $41,159    $  409,992
   Incurred guaranteed benefits.  197,464    72,496     (1,514)      268,446
   Paid guaranteed benefits.....  (74,439)       --         --       (74,439)
                                 --------  --------    -------    ----------
   Balance at December 31, 2011.  319,598   244,756     39,645       603,999
   Incurred guaranteed benefits.  166,625   230,988     10,288       407,901
   Paid guaranteed benefits.....  (79,815)       --         --       (79,815)
                                 --------  --------    -------    ----------
   Balance at December 31, 2012.  406,408   475,744     49,933       932,085
   Incurred guaranteed benefits.  122,180    52,561      7,018       181,759
   Paid guaranteed benefits.....  (59,132)       --         --       (59,132)
                                 --------  --------    -------    ----------
   Balance at December 31, 2013. $469,456  $528,305    $56,951    $1,054,712
                                 ========  ========    =======    ==========

                       EXETER REASSURANCE COMPANY, LTD.

4. REINSURANCE

  The Company assumes insurance risk from affiliated and unaffiliated insurance companies. The Company also cedes certain assumed insurance risks to unaffiliated reinsurers.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Premiums and policyholder benefits and claims in the statements of operations consist of amounts assumed, partially offset by amounts ceded under reinsurance agreements.

  The Company assumes risks from an unaffiliated company related to guaranteed minimum benefit guarantees written directly by the unaffiliated company. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder's account balance and were liabilities of $1,262.3 million and $2,581.9 million at December 31, 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011, net derivative gains (losses) included $1,126.5 million, ($394.9) million and $80.6 million, respectively, in changes in fair value of such embedded derivatives.

  At December 31, 2013 and 2012, the Company had $99.2 million and $287.2 million, respectively, of unsecured unaffiliated ceded reinsurance recoverable balances.

  Certain unaffiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded unaffiliated reinsurance were $3.5 million and $28.9 million, at December 31, 2013 and 2012, respectively.

  The deposit liabilities on assumed unaffiliated reinsurance were $545 thousand and $335 thousand at December 31, 2013 and 2012, respectively.

RELATED PARTY REINSURANCE TRANSACTIONS

  The Company has reinsurance agreements with certain of the Holding Company's subsidiaries, including Metropolitan Life Insurance Company, First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Europe Limited ("MEL"), New England Life Insurance Company and Alico Life International Limited, all of which are related parties.

                       EXETER REASSURANCE COMPANY, LTD.

4. REINSURANCE (CONTINUED)


  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------
                                                            2013         2012          2011
                                                        ------------ ------------ --------------
                                                                     (IN THOUSANDS)
REVENUES
Premiums............................................... $     23,922 $    909,170 $       29,894
Universal life and investment-type product policy fees.      450,583      398,509        283,097
Net derivative gain (loss).............................    5,678,708    (723,305)    (2,818,107)
Other revenues.........................................        1,396       22,917         43,740
                                                        ------------ ------------ --------------
 Total revenues........................................ $  6,154,609 $    607,291 $  (2,461,376)
                                                        ============ ============ ==============
EXPENSES
Policyholder benefits and claims....................... $    255,205 $  1,273,113 $      234,143
Interest credited to policyholder account balances.....       17,399       16,598         15,831
Policyholder dividends.................................       12,295       14,256         14,013
Other expenses.........................................       82,569       16,845         26,466
                                                        ------------ ------------ --------------
 Total expenses........................................ $    367,468 $  1,320,812 $      290,453
                                                        ============ ============ ==============

  Information regarding the significant effects of affiliated reinsurance included in the balance sheets was as follows at:

                                                        DECEMBER 31,
                                                 --------------------------
                                                     2013         2012
                                                 ------------ -------------
                                                       (IN THOUSANDS)
    ASSETS
    Funds withheld at interest.................. $  2,045,389 $   1,796,083
    Premiums, reinsurance and other receivables.      243,080       160,658
    Deferred policy acquisition costs...........       80,831        76,892
                                                 ------------ -------------
     Total assets............................... $  2,369,300 $   2,033,633
                                                 ============ =============
    LIABILITIES
    Future policy benefits...................... $  2,062,320 $   2,043,905
    Other policy-related balances...............    3,561,663     8,130,768
    Policyholder dividends payable..............       16,256        17,438
    Other liabilities...........................      250,807       161,603
                                                 ------------ -------------
     Total liabilities.......................... $  5,891,046 $  10,353,714
                                                 ============ =============

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MEL. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits, presented within future policy benefits, of $649.3 million and $792.3 million, other reinsurance liabilities of $16.9 million and $10.7 million, and other reinsurance payables, included in other

                       EXETER REASSURANCE COMPANY, LTD.

4. REINSURANCE (CONTINUED)

liabilities, were $43.7 million and $61.1 million at December 31, 2013 and 2012, respectively. The Company's statement of operations reflects a loss for this agreement of $8.6 million and $3.5 million, which includes premiums of $1 thousand and $881.2 million and policyholder benefits of $8.6 million and $884.7 million for the years ended December 31, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were liabilities of $1,226.6 million and $6,249.3 million at December 31, 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011, net derivative gains (losses) included $5,729.1 million, ($729.3) million and ($2,818.1) million, respectively, in changes in fair value of such embedded derivatives.

  The Company had no ceded affiliated reinsurance recoverable balances at December 31, 2013 and 2012.

5. INVESTMENTS

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

INVESTMENT RISKS AND UNCERTAINTIES

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation and currency. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g., structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


FIXED MATURITY SECURITIES AFS

 FIXED MATURITY SECURITIES AFS BY SECTOR

   The following table presents the fixed maturity securities AFS by sector. Included within fixed maturity securities are structured securities including commercial mortgage-backed securities ("CMBS"), ABS and residential mortgage-backed securities ("RMBS").

                                       DECEMBER 31, 2013                                 DECEMBER 31, 2012
                       ------------------------------------------------- -------------------------------------------------
                                       GROSS UNREALIZED                                  GROSS UNREALIZED
                         COST OR   -------------------------  ESTIMATED    COST OR   -------------------------  ESTIMATED
                        AMORTIZED           TEMPORARY  OTTI     FAIR      AMORTIZED           TEMPORARY  OTTI     FAIR
                          COST      GAINS    LOSSES   LOSSES    VALUE       COST      GAINS    LOSSES   LOSSES    VALUE
                       ----------- -------- --------- ------ ----------- ----------- -------- --------- ------ -----------
                                        (IN THOUSANDS)                                    (IN THOUSANDS)
FIXED MATURITY
 SECURITIES:
Foreign corporate..... $   535,332 $  5,294 $  7,203   $ --  $   533,423 $   621,950 $ 11,286  $ 1,814   $ --  $   631,422
U.S. corporate........     255,510   10,478    2,366     --      263,622     302,993   19,714      241     --      322,466
CMBS..................     135,781    1,724    4,941     --      132,564      82,307    4,019       --     --       86,326
State and political
 subdivision..........     114,310    6,862      916     --      120,256     115,352   20,220        5     --      135,567
U.S. Treasury and
 agency...............     101,947    1,225    3,924     --       99,248     290,766    2,765        2     --      293,529
ABS...................      79,461    1,323      264     --       80,520     195,178    2,707        9     --      197,876
RMBS..................      61,322    2,261      794     --       62,789      76,727    5,179       --     --       81,906
Foreign government....      28,259      400       --     --       28,659      34,640    1,887       --     --       36,527
                       ----------- -------- --------   ----  ----------- ----------- --------  -------   ----  -----------
 Total fixed maturity
  securities.......... $ 1,311,922 $ 29,567 $ 20,408   $ --  $ 1,321,081 $ 1,719,913 $ 67,777  $ 2,071   $ --  $ 1,785,619
                       =========== ======== ========   ====  =========== =========== ========  =======   ====  ===========

   The Company held no non-income producing fixed maturity securities at December 31, 2013 and 2012.

 METHODOLOGY FOR AMORTIZATION OF PREMIUM AND ACCRETION OF DISCOUNT ON STRUCTURED SECURITIES

   Amortization of premium or accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


 MATURITIES OF FIXED MATURITY SECURITIES

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                           DECEMBER 31,
                                            -------------------------------------------
                                                    2013                  2012
                                            --------------------- ---------------------
                                                       ESTIMATED             ESTIMATED
                                            AMORTIZED    FAIR     AMORTIZED    FAIR
                                              COST       VALUE      COST       VALUE
                                            ---------- ---------- ---------- ----------
                                                          (IN THOUSANDS)
Due in one year or less.................... $  246,228 $  246,780 $  273,190 $  273,472
Due after one year through five years......    280,090    283,376    520,894    524,882
Due after five years through ten years.....    308,324    311,927    364,081    386,994
Due after ten years........................    200,716    203,125    207,536    234,163
                                            ---------- ---------- ---------- ----------
 Subtotal..................................  1,035,358  1,045,208  1,365,701  1,419,511
Structured securities (CMBS, ABS and RMBS).    276,564    275,873    354,212    366,108
                                            ---------- ---------- ---------- ----------
 Total fixed maturity securities........... $1,311,922 $1,321,081 $1,719,913 $1,785,619
                                            ========== ========== ========== ==========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. CMBS, ABS and RMBS are shown separately, as they are not due at a single maturity.

 CONTINUOUS GROSS UNREALIZED LOSSES FOR FIXED MATURITY SECURITIES AFS BY SECTOR

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                           DECEMBER 31, 2013                          DECEMBER 31, 2012
                               ------------------------------------------ ------------------------------------------
                                                     EQUAL TO OR GREATER                        EQUAL TO OR GREATER
                                LESS THAN 12 MONTHS     THAN 12 MONTHS     LESS THAN 12 MONTHS     THAN 12 MONTHS
                               --------------------- -------------------- --------------------- --------------------
                               ESTIMATED    GROSS    ESTIMATED   GROSS    ESTIMATED    GROSS    ESTIMATED   GROSS
                                 FAIR     UNREALIZED   FAIR    UNREALIZED   FAIR     UNREALIZED   FAIR    UNREALIZED
                                 VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES     VALUE     LOSSES
                               ---------- ---------- --------- ---------- ---------- ---------- --------- ----------
                                                    (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Foreign corporate............. $  214,876 $   7,203  $     --     $ --    $  288,797  $  1,814    $  --     $  --
U.S. corporate................     50,458     1,771     4,378      595        54,064       241       --        --
CMBS..........................     62,872     4,941        --       --            --        --       --        --
State and political
 subdivision..................     14,936       916        --       --           775         5       --        --
U.S. Treasury and agency......     28,434     3,924        --       --         2,522         2       --        --
ABS...........................     18,907       264        --       --        72,441         9       --        --
RMBS..........................     17,541       794        --       --            --        --       --        --
                               ---------- ---------  --------     ----    ----------  --------    -----     -----
  Total fixed maturity
   securities................. $  408,024 $  19,813  $  4,378     $595    $  418,599  $  2,071    $  --     $  --
                               ========== =========  ========     ====    ==========  ========    =====     =====
Total number of securities in
 an unrealized loss
 position.....................         79                   2                     67                 --
                               ==========            ========             ==========              =====

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


 EVALUATION OF AFS SECURITIES FOR OTTI AND EVALUATING TEMPORARILY IMPAIRED AFS SECURITIES

  EVALUATION AND MEASUREMENT METHODOLOGIES

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)

      information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  CURRENT PERIOD EVALUATION

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected) and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased
  $18.3 million during the year ended December 31, 2013 from $2.1 million to $20.4 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, there were no fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

FUNDS WITHHELD AT INTEREST

  Funds withheld at interest represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. At December 31, 2013 and 2012, such amounts consisted of balances withheld in connection with reinsurance agreements with affiliates of the Holding Company, as presented in
Note 4, and an unaffiliated company.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


CASH EQUIVALENTS

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $40.8 million and $410.6 million at December 31, 2013 and 2012, respectively.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                            ----------------------------------
                                               2013       2012        2011
                                            ---------- ----------- -----------
                                                      (IN THOUSANDS)
 Fixed maturity securities................. $    9,072 $    65,706 $    41,752
 Equity securities.........................         --          --     (1,063)
 Deferred income tax benefit (expense).....    (3,176)    (22,997)    (14,241)
                                            ---------- ----------- -----------
  Net unrealized investment gains (losses). $    5,896 $    42,709 $    26,448
                                            ========== =========== ===========

  The changes in net unrealized investment gains (losses) were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------
                                                         2013       2012       2011
                                                      ----------- --------- -----------
                                                               (IN THOUSANDS)
Balance, January 1,.................................. $    42,709 $  26,448 $     3,341
Unrealized investment gains (losses) during the year.    (56,634)    25,017      35,549
Deferred income tax benefit (expense)................      19,821   (8,756)    (12,442)
                                                      ----------- --------- -----------
Balance, December 31,................................ $     5,896 $  42,709 $    26,448
                                                      =========== ========= ===========
Change in net unrealized investment gains (losses)... $  (36,813) $  16,261 $    23,107
                                                      =========== ========= ===========

CONCENTRATIONS OF CREDIT RISK

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

INVESTED ASSETS HELD IN TRUST AND PLEDGED AS COLLATERAL

  Invested assets held in trust and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments, and fixed maturity securities at:

                                                                    DECEMBER 31,
                                                                ---------------------
                                                                   2013       2012
                                                                ---------- ----------
                                                                   (IN THOUSANDS)
Invested assets held in trust (1).............................. $2,754,170 $4,697,418
Invested assets pledged as collateral (2)......................  1,024,682    289,145
                                                                ---------- ----------
 Total invested assets held in trust and pledged as collateral. $3,778,852 $4,986,563
                                                                ========== ==========

--------

(1)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


(2)Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 6.

VARIABLE INTEREST ENTITIES

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 CONSOLIDATED VIES

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

 UNCONSOLIDATED VIES

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               DECEMBER 31,
                                                 -----------------------------------------
                                                         2013                 2012
                                                 -------------------- --------------------
                                                            MAXIMUM              MAXIMUM
                                                 CARRYING  EXPOSURE   CARRYING  EXPOSURE
                                                  VALUE   TO LOSS (1)  VALUE   TO LOSS (1)
                                                 -------- ----------- -------- -----------
                                                              (IN THOUSANDS)
Fixed maturity securities AFS:
 Structured securities (ABS, CMBS and RMBS) (2). $275,873  $275,873   $366,108  $366,108
 Foreign corporate..............................    5,186     5,186      5,525     5,525
                                                 --------  --------   --------  --------
   Total........................................ $281,059  $281,059   $371,633  $371,633
                                                 ========  ========   ========  ========

--------
(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


NET INVESTMENT INCOME

  The components of net investment income were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                       2013     2012     2011
                                                     -------- -------- --------
                                                           (IN THOUSANDS)
 Investment Income:
  Fixed maturity securities......................... $ 41,202 $ 29,831 $ 23,825
  Equity securities.................................       --       94      619
  Cash, cash equivalents and short-term investments.    3,247    6,415    3,314
  Other.............................................  (3,155)  (4,792)  (4,622)
                                                     -------- -------- --------
    Subtotal........................................   41,294   31,548   23,136
                                                     -------- -------- --------
  Less: Investment expenses.........................    5,871   10,853    5,898
                                                     -------- -------- --------
    Net investment income........................... $ 35,423 $ 20,695 $ 17,238
                                                     ======== ======== ========

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and expenses included in the table above.

NET INVESTMENT GAINS (LOSSES)

 COMPONENTS OF NET INVESTMENT GAINS (LOSSES)

   The components of net investment gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2013     2012     2011
                                                --------- ------- --------
                                                      (IN THOUSANDS)
     Fixed maturity securities................. $   2,066 $   711 $  4,717
     Equity securities.........................        --   3,675    (292)
     Other investment portfolio gains (losses).  (58,647)  37,407  (5,511)
                                                --------- ------- --------
      Total net investment gains (losses)...... $(56,581) $41,793 $(1,086)
                                                ========= ======= ========

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($59.2) million, $37.3 million and ($5.9) million for the years ended December 31, 2013, 2012 and 2011, respectively.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


 SALES OR DISPOSALS OF FIXED MATURITY AND EQUITY SECURITIES

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                            YEARS ENDED DECEMBER 31,     YEARS ENDED DECEMBER 31,    YEARS ENDED DECEMBER 31,
                         ------------------------------- -----------------------  -------------------------------
                            2013      2012       2011    2013     2012     2011      2013      2012       2011
                         ---------- --------- ---------- -----  -------- -------- ---------- --------- ----------
                            FIXED MATURITY SECURITIES       EQUITY SECURITIES                  TOTAL
                         ------------------------------- -----------------------  -------------------------------
                                                             (IN THOUSANDS)
Proceeds................ $  251,239 $  34,432 $  421,298 $  --  $  7,212 $  2,880 $  251,239 $  41,644 $  424,178
                         ========== ========= ========== =====  ======== ======== ========== ========= ==========
Gross investment
 gains.................. $    2,721 $     755 $    5,178 $  --  $  3,675 $     -- $    2,721 $   4,430 $    5,178
Gross investment
 losses.................      (655)      (44)      (461)    --        --    (292)      (655)      (44)      (753)
                         ---------- --------- ---------- -----  -------- -------- ---------- --------- ----------
  Net investment gains
   (losses)............. $    2,066 $     711 $    4,717 $  --  $  3,675 $  (292) $    2,066 $   4,386 $    4,425
                         ========== ========= ========== =====  ======== ======== ========== ========= ==========

   There were no OTTI losses on fixed maturity securities or equity securities during the years ended December 31, 2013, 2012 and 2011.

RELATED PARTY INVESTMENT TRANSACTIONS

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. There were no invested assets transferred to affiliates for the years ended December 31, 2013 and 2012. There were no invested assets transferred from affiliates for the year ended December 31, 2013. The estimated fair value of invested assets transferred from affiliates for the year ended December 31, 2012 was $857.4 million. There were no invested assets transferred from affiliates for the year ended December 31, 2011.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $4.6 million, $7.2 million and $4.5 million for the years ended December 31, 2013, 2012 and 2011, respectively.

6. DERIVATIVES

ACCOUNTING FOR DERIVATIVES

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

DERIVATIVE STRATEGIES

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives may be cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. The Company also purchases certain securities and engages in certain reinsurance agreements that have embedded derivatives.

  The Company utilizes all derivatives in non-qualifying hedging relationships.

 INTEREST RATE DERIVATIVES

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, futures and options.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount.

   In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. Swaptions are included in interest rate options.

 FOREIGN CURRENCY EXCHANGE RATE DERIVATIVES

   The Company uses foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date.

   To a lesser extent, the Company uses exchange-traded currency futures to hedge currency mismatches between assets and liabilities.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


 EQUITY DERIVATIVES

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products assumed by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products reinsured by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products reinsured by the Company.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Inter-Bank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its reinsured products. TRRs can be used as hedges or to synthetically create investments.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


PRIMARY RISKS MANAGED BY DERIVATIVES

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:



DERIVATIVES NOT
DESIGNATED OR NOT
QUALIFYING AS HEDGING          PRIMARY UNDERLYING RISK
INSTRUMENTS                            EXPOSURE
---------------------       -------------------------------

Interest rate swaps........ Interest rate..................
Interest rate futures...... Interest rate..................
Interest rate options...... Interest rate..................
Foreign currency forwards.. Foreign currency exchange rate.
Currency futures........... Foreign currency exchange rate.
Equity futures............. Equity market..................
Equity options............. Equity market..................
Variance swaps............. Equity market..................
Total rate of return swaps. Equity market..................

 Total non-designated or non-qualifying derivatives.......

                                         DECEMBER 31, 2013                  DECEMBER 31, 2012
                                ----------------------------------- ----------------------------------
                                              ESTIMATED FAIR VALUE               ESTIMATED FAIR VALUE
                                             ----------------------             ----------------------
   PRIMARY UNDERLYING RISK        NOTIONAL     NOTIONAL
           EXPOSURE                AMOUNT      ASSETS   LIABILITIES   AMOUNT      ASSETS   LIABILITIES
------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
                                                            (IN THOUSANDS)
Interest rate.................. $ 23,221,522 $1,040,377 $  562,851  $22,298,852 $1,867,230 $  611,572
Interest rate..................    4,462,013      9,047      6,547    6,437,033        598     20,980
Interest rate..................   17,690,095    131,341    235,516   11,440,095    302,989     58,486
Foreign currency exchange rate.    2,324,152        728    171,078    2,281,296      1,051    177,496
Foreign currency exchange rate.      364,550      1,169      1,022      518,160      3,864         --
Equity market..................    4,327,600      1,284     39,600    5,898,717     14,146    105,452
Equity market..................   31,414,484  1,024,034  1,005,551   18,897,916  2,346,326    355,433
Equity market..................   18,917,116    167,519    469,330   17,177,849    111,788    241,073
Equity market..................    3,339,982         --    156,959    2,791,568      4,436     95,505
                                ------------ ---------- ----------  ----------- ---------- ----------
$106,061,514 $2,375,499 $2,648,454  $87,741,486 $4,652,428 $1,665,997
                                ============ ========== ==========  =========== ========== ==========

NET DERIVATIVE GAINS (LOSSES)

  The components of net derivative gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                        ------------------------------------------
                                             2013           2012          2011
                                        -------------- -------------- ------------
                                                      (IN THOUSANDS)
Derivatives and hedging gains (losses). $  (4,841,296) $  (2,586,885) $  2,941,895
Embedded derivatives...................      6,776,544    (1,089,704)  (2,711,461)
                                        -------------- -------------- ------------
 Total net derivatives gains (losses).. $    1,935,248 $  (3,676,589) $    230,434
                                        ============== ============== ============

  The following table presents earned income on derivatives for the:

                                             YEARS ENDED DECEMBER 31,
                                       ------------------------------------
                                           2013         2012        2011
                                       ------------ ------------ ----------
                                                  (IN THOUSANDS)
     Net derivative gains (losses).... $  (262,379) $     20,202 $  141,929
     Policyholder benefits and claims.    (274,848)    (113,899)     16,833
                                       ------------ ------------ ----------
      Total........................... $  (537,227) $   (93,697) $  158,762
                                       ============ ============ ==========

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


NON-QUALIFYING DERIVATIVES

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                      NET       POLICYHOLDER
                                                   DERIVATIVE   BENEFITS AND
                                                 GAINS (LOSSES)  CLAIMS (1)
                                                 -------------- ------------
                                                       (IN THOUSANDS)
    FOR THE YEAR ENDED DECEMBER 31, 2013:
     Interest rate derivatives.................. $    (925,139) $    (1,364)
     Foreign currency exchange rate derivatives.      (514,563)           --
     Equity derivatives.........................    (3,139,215)    (635,931)
                                                 -------------- ------------
       Total.................................... $  (4,578,917) $  (637,295)
                                                 ============== ============
    FOR THE YEAR ENDED DECEMBER 31, 2012:
     Interest rate derivatives.................. $    (204,299) $         --
     Foreign currency exchange rate derivatives.      (284,745)           --
     Equity derivatives.........................    (2,118,043)    (367,490)
                                                 -------------- ------------
       Total.................................... $  (2,607,087) $  (367,490)
                                                 ============== ============
    FOR THE YEAR ENDED DECEMBER 31, 2011:
     Interest rate derivatives.................. $    1,527,402 $         --
     Foreign currency exchange rate derivatives.        143,177           --
     Equity derivatives.........................      1,129,387     (82,696)
                                                 -------------- ------------
       Total.................................... $    2,799,966 $   (82,696)
                                                 ============== ============

--------

(1)Changes in estimated fair value related to economic hedges of reinsured variable annuity guarantees.

CREDIT RISK ON FREESTANDING DERIVATIVES

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by International Swaps and Derivatives Association ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives. See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                              DECEMBER 31, 2013         DECEMBER 31, 2012
                                                          ------------------------- -------------------------
DERIVATIVES SUBJECT TO A MASTER NETTING ARRANGEMENT OR A
SIMILAR ARRANGEMENT                                          ASSETS    LIABILITIES     ASSETS    LIABILITIES
--------------------------------------------------------  ------------ ------------ ------------ ------------
                                                                            (IN THOUSANDS)
 Gross estimated fair value of derivatives:
  OTC-bilateral.......................................... $  2,430,173 $  2,593,152 $  4,708,762 $  1,534,233
  Exchange-traded........................................       11,500       47,169       18,608      126,432
                                                          ------------ ------------ ------------ ------------
    Total gross estimated fair value of
      derivatives (1)....................................    2,441,673    2,640,321    4,727,370    1,660,665
 Amounts offset in the balance sheets....................           --           --           --           --
                                                          ------------ ------------ ------------ ------------
 Estimated fair value of derivatives presented in the
   balance sheets (1)....................................    2,441,673    2,640,321    4,727,370    1,660,665
 Gross amounts not offset in the balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..........................................  (1,869,869)  (1,869,869)  (1,518,669)  (1,518,669)
  Exchange-traded........................................      (5,368)      (5,368)     (18,608)     (18,608)
 Cash collateral (3)
  OTC-bilateral..........................................    (163,210)           --  (1,473,376)           --
  Exchange-traded........................................           --     (39,008)           --    (107,824)
 Securities collateral (4)
  OTC-bilateral..........................................    (377,561)    (646,079)  (1,716,717)     (13,667)
  Exchange-traded........................................           --      (2,793)           --           --
                                                          ------------ ------------ ------------ ------------
 Net amount after application of master netting
   agreements and collateral............................. $     25,665 $     77,204 $         -- $      1,897
                                                          ============ ============ ============ ============

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $66,175 thousand and $74,942 thousand, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $8,133 thousand and $5,332 thousand, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents and the obligation to return it is included in other liabilities in the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded derivatives and is included in premiums, reinsurance and other receivables in the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $33,319 thousand and $0, respectively, and provided excess cash collateral of $185,299 thousand and $167,655 thousand, respectively, which is not included in the table above due to the foregoing limitation.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral of $96,746 thousand and $59,320 thousand, respectively, for its OTC-bilateral derivatives which are not included in the table above due to the foregoing limitation. At
   December 31, 2013 and 2012, the Company provided excess securities collateral of $0 and $0, respectively, for its OTC-bilateral derivatives and $36,182 thousand and $39,989 thousand, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                  ESTIMATED FAIR VALUE OF   FAIR VALUE OF INCREMENTAL COLLATERAL
                                   COLLATERAL PROVIDED:                PROVIDED UPON:
                                  ----------------------- ----------------------------------------
                                                                         DOWNGRADE IN THE HOLDING
                                                                         COMPANY'S CREDIT RATING
                     ESTIMATED                              ONE NOTCH    TO A LEVEL THAT TRIGGERS
                   FAIR VALUE OF                          DOWNGRADE IN        FULL OVERNIGHT
                   DERIVATIVES IN                          THE HOLDING     COLLATERALIZATION OR
                   NET LIABILITY      FIXED MATURITY        COMPANY'S          TERMINATION
                    POSITION (1)        SECURITIES        CREDIT RATING OF THE DERIVATIVE POSITION
                   -------------- ----------------------- ------------- --------------------------
                                                   (IN THOUSANDS)
December 31, 2013. $      723,283      $    646,079        $    20,912         $    21,353
December 31, 2012. $       15,564      $     13,667        $        --         $        --

--------

(1)After taking into consideration the existence of netting agreements.

EMBEDDED DERIVATIVES

  The Company assumes variable annuities, modified coinsurance contracts, equity indexed deferred annuities and purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: assumed variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; ceded reinsurance agreements of guaranteed minimum benefits related to GMABs and certain GMIBs; assumed modified coinsurance contracts; assumed reinsurance on equity indexed deferred annuities; and options embedded in debt and equity securities.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                        DECEMBER 31,
                                                                  -------------------------
                                        BALANCE SHEET LOCATION        2013         2012
                                       -------------------------- ------------ ------------
                                                                       (IN THOUSANDS)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $    122,515 $    257,690
  Assumed modified coinsurance         Funds withheld at
   contracts.......................... interest..................       24,035       72,357
                                                                  ------------ ------------
   Net embedded derivatives within asset host contracts.......    $    146,550 $    330,047
                                                                  ============ ============
Net embedded derivatives within liability host contracts:
  Assumed guaranteed minimum benefits. Other policy-related
                                       balances.................. $  2,488,944 $  8,831,285
                                                                  ------------ ------------
   Net embedded derivatives within liability host contracts...    $  2,488,944 $  8,831,285
                                                                  ============ ============

  The following table presents changes in estimated fair value related to embedded derivatives:

                                             YEARS ENDED DECEMBER 31,
                                    ------------------------------------------
                                        2013          2012           2011
                                    ------------ -------------- --------------
                                                  (IN THOUSANDS)
 Net derivative gains (losses) (1). $  6,776,544 $  (1,089,704) $  (2,711,461)
 Policyholder benefits and claims.. $  (139,134) $       72,507 $       70,390

--------

(1)The valuation of reinsured guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($996.3) million, ($1,603.0) million and $1,956.9 million, for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $19.4 million, $2.9 million and ($23.1) million, for the years ended December 31, 2013, 2012 and 2011, respectively.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The size of the bid/ask
                          spread is used as an indicator of
                          market activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


RECURRING FAIR VALUE MEASUREMENTS

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                  DECEMBER 31, 2013
                                                ------------------------------------------------------
                                                         FAIR VALUE HIERARCHY
                                                --------------------------------------
                                                                                       TOTAL ESTIMATED
                                                  LEVEL 1      LEVEL 2      LEVEL 3      FAIR VALUE
                                                ------------ ------------ ------------ ---------------
                                                                    (IN THOUSANDS)
ASSETS:
Fixed maturity securities:
 Foreign corporate............................. $         -- $    533,423 $         --  $    533,423
 U.S. corporate................................           --      253,705        9,917       263,622
 CMBS..........................................           --       75,017       57,547       132,564
 State and political subdivision...............           --      120,256           --       120,256
 U.S. Treasury and agency......................       99,248           --           --        99,248
 ABS...........................................           --       80,520           --        80,520
 RMBS..........................................           --       62,789           --        62,789
 Foreign government............................           --       28,659           --        28,659
                                                ------------ ------------ ------------  ------------
   Total fixed maturity securities.............       99,248    1,154,369       67,464     1,321,081
                                                ------------ ------------ ------------  ------------
Short-term investments (1).....................    2,630,762      101,270           --     2,732,032
Derivative assets: (2)
 Interest rate contracts.......................        9,046    1,171,719           --     1,180,765
 Foreign currency contracts....................        1,169          728           --         1,897
 Equity market contracts.......................        1,284      917,797      273,756     1,192,837
                                                ------------ ------------ ------------  ------------
   Total derivative assets.....................       11,499    2,090,244      273,756     2,375,499
                                                ------------ ------------ ------------  ------------
Net embedded derivatives within asset host
  contracts (3)................................           --           --      146,550       146,550
                                                ------------ ------------ ------------  ------------
   Total assets................................ $  2,741,509 $  3,345,883 $    487,770  $  6,575,162
                                                ============ ============ ============  ============
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts....................... $      6,547 $    798,367 $         --  $    804,914
 Foreign currency contracts....................        1,022      171,078           --       172,100
 Equity market contracts.......................       39,601    1,136,875      494,964     1,671,440
                                                ------------ ------------ ------------  ------------
   Total derivative liabilities................       47,170    2,106,320      494,964     2,648,454
                                                ------------ ------------ ------------  ------------
Net embedded derivatives within liability host
  contracts (3)................................           --           --    2,488,944     2,488,944
                                                ------------ ------------ ------------  ------------
   Total liabilities........................... $     47,170 $  2,106,320 $  2,983,908  $  5,137,398
                                                ============ ============ ============  ============

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

                                                              DECEMBER 31, 2012
                                            ------------------------------------------------------
                                                     FAIR VALUE HIERARCHY
                                            -------------------------------------- TOTAL ESTIMATED
                                              LEVEL 1      LEVEL 2      LEVEL 3      FAIR VALUE
                                            ------------ ------------ ------------ ---------------
                                                                (IN THOUSANDS)
ASSETS:
Fixed maturity securities:
 Foreign corporate......................... $         -- $    628,708 $      2,714  $     631,422
 U.S. corporate............................           --      307,001       15,465        322,466
 CMBS......................................           --       44,603       41,723         86,326
 State and political subdivision...........           --      135,567           --        135,567
 U.S. Treasury and agency..................      285,259        8,270           --        293,529
 ABS.......................................           --      193,876        4,000        197,876
 RMBS......................................           --       81,906           --         81,906
 Foreign government........................           --       36,527           --         36,527
                                            ------------ ------------ ------------  -------------
   Total fixed maturity securities.........      285,259    1,436,458       63,902      1,785,619
                                            ------------ ------------ ------------  -------------
Short-term investments (1).................    3,824,840      425,354        4,996      4,255,190
Derivative assets: (2)
 Interest rate contracts...................          598    2,170,219           --      2,170,817
 Foreign currency contracts................        3,864        1,051           --          4,915
 Equity market contracts...................       14,146    2,000,970      461,580      2,476,696
                                            ------------ ------------ ------------  -------------
   Total derivative assets.................       18,608    4,172,240      461,580      4,652,428
                                            ------------ ------------ ------------  -------------
Net embedded derivatives within asset host
  contracts (3)............................           --           --      330,047        330,047
                                            ------------ ------------ ------------  -------------
   Total assets............................ $  4,128,707 $  6,034,052 $    860,525  $  11,023,284
                                            ============ ============ ============  =============
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts................... $     20,980 $    670,059 $         --  $     691,039
 Foreign currency contracts................           --      177,496           --        177,496
 Equity market contracts...................      105,452      416,032      275,979        797,463
                                            ------------ ------------ ------------  -------------
   Total derivative liabilities............      126,432    1,263,587      275,979      1,665,998
                                            ------------ ------------ ------------  -------------
Net embedded derivatives within liability
  host contracts (3).......................           --           --    8,831,285      8,831,285
                                            ------------ ------------ ------------  -------------
   Total liabilities....................... $    126,432 $  1,263,587 $  9,107,264  $  10,497,283
                                            ============ ============ ============  =============

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented in the balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


(3)Net embedded derivatives within asset host contracts are presented within funds withheld at interest and premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within other policy-related balances in the balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 INVESTMENTS

  VALUATION CONTROLS AND PROCEDURES

    On behalf of the Company and the Holding Company's Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management provides oversight of control systems and valuation policies for securities and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of the Holding Company's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

  based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  SECURITIES AND SHORT-TERM INVESTMENTS

    When available, the estimated fair value of these investments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes fixed maturity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities.

   U.S. CORPORATE AND FOREIGN CORPORATE SECURITIES

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer and in certain cases, delta spread adjustments to reflect specific credit related issues.

   STRUCTURED SECURITIES COMPRISED OF ABS, CMBS AND RMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon,

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

   weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

  STATE AND POLITICAL SUBDIVISION AND FOREIGN GOVERNMENT SECURITIES

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

  U.S. TREASURY AND AGENCY SECURITIES

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

  Level 3 Valuation Techniques and Key Inputs:

     In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for in the Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

     Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. CORPORATE AND FOREIGN CORPORATE SECURITIES

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   STRUCTURED SECURITIES COMPRISED OF ABS AND CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including credit spreads. Below investment grade securities and sub-prime RMBS included in this level

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

   are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

 DERIVATIVES

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


  FREESTANDING DERIVATIVES

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   INTEREST RATE

     NON-OPTION-BASED. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     OPTION-BASED. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   FOREIGN CURRENCY EXCHANGE RATE

     NON-OPTION-BASED. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   EQUITY MARKET

     NON-OPTION-BASED. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

     OPTION-BASED. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   EQUITY MARKET

     NON-OPTION-BASED. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

     OPTION-BASED. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves, equity volatility and unobservable correlation between model inputs.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


 EMBEDDED DERIVATIVES

   Embedded derivatives principally include certain assumed and ceded variable annuity guarantees and equity indexed crediting rates within certain funding agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for the Holding Company's debt, including related credit default swaps.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs previously described. These reinsurance agreements contain embedded derivatives which are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses) or policyholder benefits and claims depending on the statement of operations classification of the direct risk. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


   The estimated fair value of the embedded derivatives within funds withheld related to certain assumed reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in derivative liabilities and funds withheld at interest in the balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  EMBEDDED DERIVATIVES WITHIN ASSET AND LIABILITY HOST CONTRACTS

   Level 3 Valuation Techniques and Key Inputs:

   ASSUMED GUARANTEED MINIMUM BENEFITS

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   REINSURANCE CEDED ON CERTAIN GUARANTEED MINIMUM BENEFITS

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in " -- Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

   EMBEDDED DERIVATIVES WITHIN FUNDS WITHHELD RELATED TO CERTAIN ASSUMED REINSURANCE

     These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 TRANSFERS BETWEEN LEVELS

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


  TRANSFERS BETWEEN LEVELS 1 AND 2:

     There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  TRANSFERS INTO OR OUT OF LEVEL 3:

     Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

     Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

     Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

   The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                        DECEMBER 31, 2013
                                                                                    --------------------------
                                                              SIGNIFICANT                             WEIGHTED
                            VALUATION TECHNIQUES           UNOBSERVABLE INPUTS          RANGE        AVERAGE (1)
                       -------------------------------- --------------------------  -------------    -----------
FIXED MATURITY SECURITIES: (3)
 U.S. corporate and
  foreign corporate... Matrix pricing                   Credit spreads (4)             95  -     95       95
                                                        Illiquidity premium (4)        30  -     30       30
                       ------------------------------------------------------------------------------------------
 CMBS................. Matrix pricing and discounted    Credit spreads (4)
                         cash flow                                                    215  -    215      215
                       Market pricing                   Quoted prices (5)             104  -    104      104
                       Consensus pricing                Offered quotes (5)             90  -     92       91
                       ------------------------------------------------------------------------------------------
DERIVATIVES:
 Equity market........ Present value techniques         Volatility (7)                 13% -     28%
                          or option pricing models      Correlation (9)                60% -     60%
                       ------------------------------------------------------------------------------------------
EMBEDDED DERIVATIVES:
 Assumed and ceded     Option pricing techniques        Mortality rates:                0% -   0.10%
  guaranteed minimum                                        Ages 0 - 40
  benefits............
                                                            Ages 41 - 60             0.04% -   0.65%
                                                            Ages 61 - 115            0.26% -    100%
                                                        Lapse rates:
                                                            Durations 1 -10          0.50% -    100%
                                                            Durations 11 -20            3% -    100%
                                                            Durations 21 -116           3% -    100%
                                                        Utilization rates              20% -     50%
                                                        Withdrawal rates             0.07% -     10%
                                                        Long-term equity            17.40% -     25%
                                                          volatilities
                                                        Nonperformance               0.03% -   0.44%
                                                          risk spread
                       ------------------------------------------------------------------------------------------

                                                                IMPACT OF
                                     DECEMBER 31, 2012         INCREASE IN
                                 --------------------------     INPUT ON
                                                   WEIGHTED     ESTIMATED
     VALUATION TECHNIQUES            RANGE        AVERAGE (1) FAIR VALUE (2)
-------------------------------- -------------    ----------- --------------


Matrix pricing                     103  -    499      168       Decrease
                                    30  -     30       30       Decrease
-----------------------------------------------------------------------------
Matrix pricing and discounted
  cash flow                                                   Decrease (6)
Market pricing                     104  -    104      104     Increase (6)
Consensus pricing                                             Increase (6)
-----------------------------------------------------------------------------

Present value techniques            13% -     32%             Increase (8)
   or option pricing models         65% -     65%
-----------------------------------------------------------------------------

Option pricing techniques            0% -   0.14%  Decrease (10)


                                  0.05% -   0.75%             Decrease (10)
                                  0.26% -    100%             Decrease (10)

                                  0.50% -    100%             Decrease (11)
                                     3% -    100%             Decrease (11)
                                   2.5% -    100%             Decrease (11)
                                    20% -     50%             Increase (12)
                                  0.07% -     20%                 (13)
                                 15.18% -     40%  Increase (14)

                                  0.10% -   1.72%  Decrease (15)

-----------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to assumed guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


(9)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(10)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(11)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(14)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                               -----------------------------------------------------------------------------
                                                     FIXED MATURITY SECURITIES:
                                               --------------------------------------
                                                FOREIGN    U.S.                       SHORT-TERM    EQUITY    NET EMBEDDED
                                               CORPORATE CORPORATE   CMBS      ABS    INVESTMENTS   MARKET   DERIVATIVES (6)
                                               --------- --------- --------- -------- ----------- ---------- ---------------
                                                                              (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2013:
Balance, January 1,........................... $  2,714  $  15,465 $  41,723 $  4,000  $  4,996   $  185,601  $(8,501,238)
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2).................
   Net investment income......................       11       (63)     (242)       --         4           --            --
   Net investment gains (losses)..............       --         --        --       --        --           --            --
   Net derivative gains (losses)..............       --         --        --       --        --    (425,674)     6,789,870
   Policyholder benefits and claims...........       --         --        --       --        --       18,720     (139,134)
  OCI.........................................     (25)      (652)   (1,828)       --        --          252       291,536
Purchases (3).................................       --         --    17,894       --        --        7,149            --
Sales (3).....................................  (2,700)    (8,680)        --       --   (5,000)           --            --
Settlements (3)...............................       --         --        --       --        --      (7,256)     (783,428)
Transfers into Level 3 (4)....................       --      3,847        --       --        --           --            --
Transfers out of Level 3 (4)..................       --         --        --  (4,000)        --           --            --
                                               --------  --------- --------- --------  --------   ----------  ------------
Balance, December 31,......................... $     --  $   9,917 $  57,547 $     --  $     --   $(221,208)  $(2,342,394)
                                               ========  ========= ========= ========  ========   ==========  ============
Changes in unrealized gains (losses) included
 in net income (loss): (5)
  Net investment income....................... $     --  $       4 $   (242) $     --  $     --   $       --  $         --
  Net investment gains (losses)............... $     --  $      -- $      -- $     --  $     --   $       --  $         --
  Net derivative gains (losses)............... $     --  $      -- $      -- $     --  $     --   $(414,667)  $  6,743,952
  Policyholder benefits and claims............ $     --  $      -- $      -- $     --  $     --   $   18,720  $  (134,839)

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


                                             FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                 ------------------------------------------------------------------------------------------------
                                       FIXED MATURITY SECURITIES:       EQUITY SECURITIES:
                                 -------------------------------------- ------------------
                                  FOREIGN    U.S.                         NON-REDEEMABLE   SHORT-TERM    EQUITY    NET EMBEDDED
                                 CORPORATE CORPORATE   CMBS      ABS     PREFERRED STOCK   INVESTMENTS   MARKET   DERIVATIVES (6)
                                 --------- --------- --------- -------- ------------------ ----------- ---------- ---------------
                                                                          (IN THOUSANDS)
YEAR ENDED DECEMBER 31,
 2012:
Balance, January 1,............. $  2,533  $  15,114 $  41,724 $     --     $      --       $  39,967  $  844,062  $(7,033,096)
Total realized/unrealized gains
 (losses) included in:
  Net income
   (loss): (1), (2)
   Net investment income........       12       (16)     (164)       --            --              35          --            --
   Net investment gains
    (losses)....................       --         --        --       --            --              --          --            --
   Net derivative gains
    (losses)....................       --         --        --       --            --              --   (507,571)   (1,085,812)
   Policyholder benefits and
    claims......................       --         --        --       --            --              --      28,895        72,507
  OCI...........................      169        (4)       163       --            --              --     (2,565)       259,765
Purchases (3)...................       --      6,501        --    4,000            --           4,994      19,056            --
Sales (3).......................       --      (701)        --       --            --        (40,000)    (43,500)            --
Settlements (3).................       --         --        --       --            --              --   (152,776)     (714,602)
Transfers into
 Level 3 (4)....................       --         --        --       --            --              --          --            --
Transfers out of
 Level 3 (4)....................       --    (5,429)        --       --            --              --          --            --
                                 --------  --------- --------- --------     ---------       ---------  ----------  ------------
Balance, December 31,........... $  2,714  $  15,465 $  41,723 $  4,000     $      --       $   4,996  $  185,601  $(8,501,238)
                                 ========  ========= ========= ========     =========       =========  ==========  ============
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
  Net investment income......... $     11  $       9 $   (163) $     --     $      --       $       2  $       --  $         --
  Net investment gains
   (losses)..................... $     --  $      -- $      -- $     --     $      --       $      --  $       --  $         --
  Net derivative gains
   (losses)..................... $     --  $      -- $      -- $     --     $      --       $      --  $(498,377)  $(1,139,890)
  Policyholder benefits and
   claims....................... $     --  $      -- $      -- $     --     $      --       $      --  $   28,895  $     75,146

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

                                            FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                  ------------------------------------------------------------------------------------------
                                      FIXED MATURITY SECURITIES:     EQUITY SECURITIES:
                                  ---------------------------------- ------------------
                                   FOREIGN    U.S.                     NON-REDEEMABLE   SHORT-TERM   EQUITY    NET EMBEDDED
                                  CORPORATE CORPORATE   CMBS    ABS   PREFERRED STOCK   INVESTMENTS  MARKET   DERIVATIVES (6)
                                  --------- --------- -------  ----- ------------------ ----------- --------  ---------------
                                                                        (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,..............  $2,673    $10,430  $    --  $  --    $      2,835     $  49,980  $124,720    $(3,660,494)
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.........      10          4     (104)    --              --            19        --             --
   Net investment gains
    (losses).....................      --          1       --     --            (292)           --        --             --
   Net derivative gains
    (losses).....................      --         --       --     --              --            --   563,864     (2,710,927)
   Policyholder benefits and
    claims.......................      --         --       --     --              --            --     7,131         70,390
  OCI............................    (150)      (511)     104     --             337            --       409       (120,058)
Purchases (3)....................      --         --   41,724     --              --        39,951   225,211             --
Sales (3)........................      --     (1,974)      --     --          (2,880)      (49,983)       --             --
Settlements (3)..................      --         --       --     --              --            --    (2,563)      (612,007)
Transfers into Level 3 (4).......      --      7,164       --     --              --            --        --             --
Transfers out of Level 3 (4).....      --         --       --     --              --            --   (74,710)            --
                                   ------    -------  -------  -----    ------------     ---------  --------    -----------
Balance, December 31,............  $2,533    $15,114  $41,724  $  --    $         --     $  39,967  $844,062    $(7,033,096)
                                   ======    =======  =======  =====    ============     =========  ========    ===========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
  Net investment income..........  $   10    $     4  $  (104) $  --    $         --     $      15  $     --    $        --
  Net investment gains (losses)..  $   --    $     1  $    --  $  --    $       (292)    $      --  $     --    $        --
  Net derivative gains (losses)..  $   --    $    --  $    --  $  --    $         --     $      --  $566,325    $ 2,735,936
  Policyholder benefits and
   claims........................  $   --    $    --  $    --  $  --    $         --     $      --  $  7,131    $   108,678

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and other comprehensive income
   (loss), are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


FAIR VALUE OF FINANCIAL INSTRUMENTS CARRIED AT OTHER THAN FAIR VALUE

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, the obligation to return cash collateral received (included in other liabilities on the balance sheets) and short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                 DECEMBER 31, 2013
                                             ---------------------------------------------------------
                                                             FAIR VALUE HIERARCHY
                                              CARRYING  -----------------------------  TOTAL ESTIMATED
                                               VALUE    LEVEL 1  LEVEL 2     LEVEL 3     FAIR VALUE
                                             ---------- ------- ---------- ----------  ---------------
                                                                  (IN THOUSANDS)
ASSETS
Premiums, reinsurance and other receivables. $  228,140  $  --  $  224,672 $ (161,249)   $   63,423
LIABILITIES
Debt -- affiliated.......................... $  575,118  $  --  $  592,278 $       --    $  592,278
Other liabilities........................... $    3,836  $  --  $    3,836 $       --    $    3,836

                                                                 DECEMBER 31, 2012
                                             ---------------------------------------------------------
                                                             FAIR VALUE HIERARCHY
                                              CARRYING  -----------------------------  TOTAL ESTIMATED
                                               VALUE    LEVEL 1  LEVEL 2     LEVEL 3     FAIR VALUE
                                             ---------- ------- ---------- ----------  ---------------
                                                                  (IN THOUSANDS)
ASSETS
Premiums, reinsurance and other receivables. $  304,411  $  --  $  275,479 $  174,126    $  449,605
LIABILITIES
Debt -- affiliated.......................... $   75,118  $  --  $   82,174 $       --    $   82,174
Other liabilities........................... $       72  $  --  $       72 $       --    $       72

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 PREMIUMS, REINSURANCE AND OTHER RECEIVABLES

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements and amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 DEBT -- AFFILIATED

    The estimated fair value of debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 OTHER LIABILITIES

   Other liabilities consist primarily of interest payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

8. DEBT -- AFFILIATED

  The table below presents information for the Company's long-term and short-term debt-affiliated outstanding at:

                                                             DECEMBER 31,
                                                         --------------------
                                  INTEREST RATE MATURITY    2013      2012
                                  ------------- -------- ---------- ---------
                                                            (IN THOUSANDS)
                                                         --------------------
   SHORT-TERM AND LONG-TERM DEBT
    Surplus note.................     6.798%      2014   $   75,118 $  75,118
    Senior notes.................     2.470%      2015      500,000        --
                                                         ---------- ---------
      Total debt-affiliated......                        $  575,118 $  75,118
                                                         ========== =========

  On October 15, 2013, the Company issued $500.0 million of guaranteed senior notes, Series A, to various affiliates, maturing in 2015 with an interest rate of 2.47%.

  On September 27, 2012, the Holding Company assumed $750.0 million of the Company's senior notes with interest rates of 6.440% and 5.330%, payable to an affiliate. In exchange for the assumption of senior notes, the

                       EXETER REASSURANCE COMPANY, LTD.

8. DEBT -- AFFILIATED (CONTINUED)

Company issued to the Holding Company 75,000 shares of Series A 7.69% non-cumulative perpetual preferred shares with a par value of $1 per share and a liquidity preference of $10,000 per share. The dividend is payable semi-annually. (See Note 9 for additional information on preferred stock).

  On December 19, 2012, the Holding Company assumed $1,250.0 million of the Company's senior notes with interest rates of 7.440%, 5.640% and 5.860%, payable to various affiliates. In exchange for the assumption of senior notes, the Company issued to the Holding Company 125,000 shares of Series A 7.75% non-cumulative perpetual preferred shares with a par value of $1 per share and a liquidity preference of $10,000 per share. The dividend is payable semi-annually. (See Note 9 for additional information on preferred stock).

  On July 15, 2011, the Company issued a $500.0 million guaranteed senior note, Series A, to various affiliates, maturing in 2021 with an interest rate of 5.64%.

  On December 16, 2011, the Company issued a $500.0 million guaranteed senior note, Series B, to various affiliates, maturing in 2021 with an interest rate of 5.86%.

  Interest expense related to the Company's indebtedness, included in other expenses, was $7.7 million, $112.6 million and $83.3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

 LETTERS OF CREDIT

   The Company had access to certain letter of credit agreements totaling $5,450.0 million in letter of credit capacity from various banks, either directly with the bank or indirectly through letters of credit available to the Holding Company for the benefit of the Company and certain other affiliates of the Holding Company. At December 31, 2013, the Company had $802.0 million in outstanding letters of credit. The letters of credit were used to collateralize assumed liabilities.

  Letters of credit outstanding as of December 31, 2013 were as follows:

                                                                USED BY    USED BY    REMAINING
BORROWER(S)                       EXPIRATION       CAPACITY   THE COMPANY AFFILIATES   UNUSED
----------------------------- ------------------ ------------ ----------- ---------- ------------
                                                        (IN THOUSANDS)
Exeter.......................  December 2027 (1) $    650,000 $  600,000  $       -- $     50,000
Holding Company and MetLife
  Funding, Inc............... September 2017 (1)    1,000,000         --      59,000      941,000
Holding Company and MetLife
  Funding, Inc...............        August 2016    3,000,000      2,000     130,789    2,867,211
Exeter, Holding Company &
  Missouri Reinsurance, Inc..          June 2016      500,000         --     490,000       10,000
Holding Company..............        August 2014      300,000    200,000     100,000           --
                                                 ------------ ----------  ---------- ------------
 Total.......................                    $  5,450,000 $  802,000  $  779,789 $  3,868,211
                                                 ============ ==========  ========== ============

--------

(1)The Holding Company is a guarantor under this agreement.

9. STOCKHOLDER'S EQUITY

  Effective October 1, 2013 in conjunction with the Company's redomestication to Delaware the stockholder's equity was restructured.

                       EXETER REASSURANCE COMPANY, LTD.

9. STOCKHOLDER'S EQUITY (CONTINUED)

  Information regarding the restructure was as follows at:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------
            COMMON STOCK
            Shares authorized................ 13,875,000 14,125,000
            Shares issued.................... 13,466,000 13,466,000
            Shares outstanding............... 13,466,000 13,466,000
            Par value per share..............      $0.01      $1.00

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------
            PREFERRED STOCK
            Shares authorized................    250,000    200,000
            Shares issued....................    200,000    200,000
            Shares outstanding...............    200,000    200,000
            Par value per share..............      $0.01      $1.00
            Liquidation preference per share.    $10,000    $10,000

PREFERRED STOCK

  On September 27, 2012, the Company issued to the Holding Company 75,000 shares of 7.69% Series A non-cumulative perpetual preferred stock in exchange for the assumption of $750.0 million of the Company's senior notes. See Note 8.

  On December 19, 2012, the Company issued to the Holding Company 125,000 shares of 7.75% Series A non-cumulative perpetual preferred stock in exchange for the assumption of $1,250.0 million of the Company's senior notes. See Note 8.

EQUITY

  Under Delaware Law, the Company is required to maintain minimum capital of $250 thousand. The Company was in compliance with this requirement at December 31, 2013.

  Under the Law, the Company was required to maintain net worth of $240 thousand. The Company was in compliance with this requirement at September 30, 2013 (prior to redomestication to Delaware) and December 31, 2012.

  During the year ended December 31, 2013, the Company received no capital contributions from the Holding Company. The Company received capital contributions of $800.0 million and $673.0 million in cash from the Holding Company during the years ended December 31, 2012 and 2011.

  During the years ended December 31, 2013, 2012 and 2011, the Holding Company paid and contributed, on the Company's behalf, $26.8 million, $33.4 million and $30.9 million, respectively, in the form of letter of credit fees.

                       EXETER REASSURANCE COMPANY, LTD.

9. STOCKHOLDER'S EQUITY (CONTINUED)


DIVIDEND RESTRICTIONS

  Under the strategic business plan of the company approved by the Delaware Insurance commissioner (the "Commissioner"), the company may not declare or pay dividend in any form to its parent without the approval of the Commissioner and in no event shall the Commissioner grant such approval if the dividend would result in the insolvency or impairment of the Company.

  The company paid non-cumulative perpetual preferred stock dividend to the Holding company of $132.5 million during the year ended December 31, 2013. The Company did not pay a dividend to the Holding Company during the years ended December 31, 2012 and 2011.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                       UNREALIZED      FOREIGN
                                                    INVESTMENT GAINS  CURRENCY
                                                    (LOSSES), NET OF TRANSLATION
                                                    RELATED OFFSETS  ADJUSTMENT     TOTAL
                                                    ---------------- ----------- -----------
                                                                 (IN THOUSANDS)
Balance at December 31, 2010.......................   $     3,341    $    39,291 $    42,632
OCI before reclassifications.......................        39,974       (15,751)      24,223
Income tax expense (benefit).......................      (13,991)             --    (13,991)
                                                      -----------    ----------- -----------
 OCI before reclassifications, net of income tax...        29,324         23,540      52,864
Amounts reclassified from AOCI.....................       (4,425)             --     (4,425)
Income tax expense (benefit).......................         1,549             --       1,549
                                                      -----------    ----------- -----------
 Amounts reclassified from AOCI, net of income tax.       (2,876)             --     (2,876)
                                                      -----------    ----------- -----------
Balance at December 31, 2011.......................        26,448         23,540      49,988
OCI before reclassifications.......................        29,412         13,028      42,440
Income tax expense (benefit).......................      (10,294)             --    (10,294)
                                                      -----------    ----------- -----------
 OCI before reclassifications, net of income tax...        45,566         36,568      82,134
Amounts reclassified from AOCI.....................       (4,395)             --     (4,395)
Income tax expense (benefit).......................         1,538             --       1,538
                                                      -----------    ----------- -----------
 Amounts reclassified from AOCI, net of income tax.       (2,857)             --     (2,857)
                                                      -----------    ----------- -----------
Balance at December 31, 2012.......................        42,709         36,568      79,277
OCI before reclassifications.......................      (54,557)         26,548    (28,009)
Income tax expense (benefit).......................        19,094             --      19,094
                                                      -----------    ----------- -----------
 OCI before reclassifications, net of income tax...         7,246         63,116      70,362
Amounts reclassified from AOCI.....................       (2,077)             --     (2,077)
Income tax expense (benefit).......................           727             --         727
                                                      -----------    ----------- -----------
 Amounts reclassified from AOCI, net of income tax.       (1,350)             --     (1,350)
                                                      -----------    ----------- -----------
Balance at December 31, 2013.......................   $     5,896    $    63,116 $    69,012
                                                      ===========    =========== ===========

                       EXETER REASSURANCE COMPANY, LTD.

9. STOCKHOLDER'S EQUITY (CONTINUED)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          STATEMENT OF OPERATIONS AND
AOCI COMPONENTS                                  AMOUNTS RECLASSIFIED FROM AOCI       COMPREHENSIVE INCOME (LOSS) LOCATION
------------------------------------------ ------------------------------------------ ------------------------------------
                                                    YEARS ENDED DECEMBER 31,
                                           ------------------------------------------
                                               2013          2012           2011
                                           ------------ -------------- --------------
                                                         (IN THOUSANDS)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses)............................... $      2,066 $        4,387 $        4,426 Other net investment gains (losses)
  Net unrealized investment gains
   (losses)...............................           11              8            (1) Net investment income
                                           ------------ -------------- --------------
   Net unrealized investment gains
    (losses), before income tax...........        2,077          4,395          4,425
   Income tax (expense) benefit...........        (727)        (1,538)        (1,549)
                                           ------------ -------------- --------------
   Net unrealized investment gains
    (losses), net income tax.............. $      1,350 $        2,857 $        2,876
                                           ============ ============== ==============
Total reclassification, net of income tax. $      1,350 $        2,857 $        2,876
                                           ============ ============== ==============

10. OTHER EXPENSES

  Information on other expenses was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------
                                                     2013       2012       2011
                                                  ---------- ---------- ----------
                                                           (IN THOUSANDS)
Commissions...................................... $   11,775 $   11,116 $    9,155
Volume-related costs.............................     26,816     33,524     30,929
Affiliated costs of reinsurance..................     72,517        297     12,073
Capitalization of DAC............................    (2,013)    (1,760)    (2,955)
Amortization of DAC..............................   (21,146)     43,204     31,527
Interest expense on debt and debt issuance costs.      7,714    112,646     83,296
Premium taxes, licenses & fees...................         25          9         34
Professional services............................        468        858         84
Other............................................      5,051      6,947      5,740
                                                  ---------- ---------- ----------
  Total other expenses........................... $  101,207 $  206,841 $  169,883
                                                  ========== ========== ==========

CAPITALIZATION AND AMORTIZATION OF DAC

  See Note 2 for additional information on DAC including impacts of capitalization and amortization.

AFFILIATED EXPENSES

  Commissions, volume-related costs and capitalization and amortization of DAC include the impact of affiliated reinsurance transactions.

  See Notes 4 and 8 for a discussion of affiliated expenses included in the table above.

INTEREST EXPENSE ON DEBT

  See Note 8 for attribution of interest expense by debt issuance.

                       EXETER REASSURANCE COMPANY, LTD.

11. INCOME TAX

  The provision for income tax was as follows:

                                                  YEARS ENDED DECEMBER 31,
                                            ------------------------------------
                                               2013         2012         2011
                                            ---------- -------------- ----------
                                                       (IN THOUSANDS)
Current:
 Federal................................... $(267,685) $    (363,174) $  273,521
 Foreign...................................         50             50         --
                                            ---------- -------------- ----------
                                             (267,635)      (363,124)    273,521
Deferred:
 Federal...................................    631,850    (1,092,375)  (179,444)
                                            ---------- -------------- ----------
Provision for income tax expense (benefit). $  364,215 $  (1,455,499) $   94,077
                                            ========== ============== ==========

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was follows:

                                                 YEARS ENDED DECEMBER 31,
                                            -----------------------------------
                                               2013         2012        2011
                                            ---------- -------------- ---------
                                                      (IN THOUSANDS)
Tax provision at U.S. statutory rate....... $  362,691 $  (1,455,439) $  94,077
Tax effect of:
Other......................................      1,464             --        --
Tax exempt investment income...............         --           (60)        --
Prior year tax.............................         60             --        --
                                            ---------- -------------- ---------
Provision for income tax expense (benefit). $  364,215 $  (1,455,499) $  94,077
                                            ========== ============== =========

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                       DECEMBER 31,
                                                 -------------------------
                                                     2013         2012
                                                 ------------ ------------
                                                      (IN THOUSANDS)
      Deferred income tax assets:
       Benefit, reinsurance and other reserves.. $    726,167 $  2,752,083
       Investments, including derivatives.......      821,544           --
       Net operating loss.......................       67,235           --
       Tax credits..............................          113           --
       Other....................................           --          753
                                                 ------------ ------------
                                                    1,615,059    2,752,836
                                                 ------------ ------------
      Deferred income tax liabilities:
       Net unrealized investment gains..........        3,176       22,997
       DAC......................................       35,280       33,288
       Investments, including derivatives.......           --      429,480
       Other....................................       47,139           --
                                                 ------------ ------------
                                                       85,595      485,765
                                                 ------------ ------------
      Net deferred income tax asset (liability). $  1,529,464 $  2,267,071
                                                 ============ ============

                       EXETER REASSURANCE COMPANY, LTD.

11. INCOME TAX (CONTINUED)


  Domestic net operating carryforwards of $192,099 thousand at December 31, 2013 will expire beginning in 2028. Tax credit carryforwards of $113 thousand at December 31, 2013 will expire beginning in 2022.

  The lack of a valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset will be realizable. In 2013, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize gross deferred tax assets. Accordingly, the Company has not recorded a valuation allowance against its gross deferred tax assets. The Company has determined that a valuation allowance against its deferred tax assets is not appropriate as of the year ended December 31, 2012.

  Prior to October 1, 2013, the Company was registered as an exempted company pursuant to the Companies Law of the Cayman Islands. No local income, profits or capital gains taxes are levied in the Cayman Islands at the current time. As a result, no provision for such taxes is recorded by the Company.

  Prior to the re-domestication, the Company made an election to be treated as an U.S. Domestic entity under Internal Revenue Code Section ("Sec.") 953(d). The election under Sec. 953(d) is valid through December 31, 2013. The Company joins with the Holding Company and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provision of the Code. Pursuant to this tax sharing agreement, the amount due from the Holding Company was $196.6 million and $261.7 million at December 31, 2013 and 2012, respectively.

  The Company files income tax returns with the U.S. federal government and is under continuous examination by the Internal Revenue Service. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2003, with the exception of the period October 31, 2000 through December 31, 2000. The IRS audit cycle for the years 2003 through 2006, which began in April 2010, is expected to conclude in 2014. It is not expected to have a material impact on the financial statements. As of December 31, 2013, the Company had no liability for unrecognized tax benefits.

12. CONTINGENCIES AND COMMITMENTS

  There is no pending or threatened litigation, claim or assessment against the Company that would constitute a material loss contingency.

  Various litigation, claims or assessments against the Company may arise in the ordinary course of the Company's business. Liabilities for litigations, claims or assessments are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company regularly reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. Based on information currently known by the Company's management, in its opinion, there are no current legal proceedings, likely to have such an effect. However, it is possible that an adverse outcome in a litigation matter, should such a litigation matter arise in the future, could have a material effect on the Company's net income or cash flows.

                       EXETER REASSURANCE COMPANY, LTD.

13. OTHER RELATED PARTY TRANSACTIONS

  The Company had net payables to affiliates of $593 thousand and $877 thousand at December 31, 2013 and 2012, respectively. These payables exclude affiliated reinsurance balances discussed in Note 4 and affiliated debt balances discussed in Note 8.

  See Note 5 for additional related party transactions.

14. SUBSEQUENT EVENTS

  The Company has evaluated events subsequent to December 31, 2013, and through April 2, 2014, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

MetLife Investors Insurance Company

Financial Statements

As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

We have audited the accompanying financial statements of MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended
December 31, 2013, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
March 31, 2014

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                       2013        2012
                                                                                    ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $2,200 and $2,178, respectively).......................................... $     2,250 $     2,320
 Equity securities available-for-sale, at estimated fair value (cost: $46 and $48,
   respectively)...................................................................          45          45
 Mortgage loans (net of valuation allowances of $1 and $2, respectively)...........         286         284
 Policy loans......................................................................          27          27
 Other limited partnership interests...............................................          32          23
 Short-term investments, at estimated fair value...................................          75         139
 Other invested assets.............................................................          68          93
                                                                                    ----------- -----------
   Total investments...............................................................       2,783       2,931
Cash and cash equivalents..........................................................          24          27
Accrued investment income..........................................................          26          28
Premiums, reinsurance and other receivables........................................       1,829       2,485
Deferred policy acquisition costs and value of business acquired...................         291         148
Current income tax recoverable.....................................................           9           9
Other assets.......................................................................         110         115
Separate account assets............................................................      12,033      11,072
                                                                                    ----------- -----------
   Total assets.................................................................... $    17,105 $    16,815
                                                                                    =========== ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................. $       501 $       482
Policyholder account balances......................................................       2,748       3,077
Other policy-related balances......................................................         102         102
Payables for collateral under securities loaned and other transactions.............         266         238
Deferred income tax liability......................................................         192         326
Other liabilities..................................................................          94          78
Separate account liabilities.......................................................      12,033      11,072
                                                                                    ----------- -----------
   Total liabilities...............................................................      15,936      15,375
                                                                                    ----------- -----------
Contingencies, Commitments and Guarantees (Note 11)
Stockholder's Equity
 Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 shares issued and outstanding.........................................           6           6
 Additional paid-in capital........................................................         636         636
 Retained earnings.................................................................         504         722
 Accumulated other comprehensive income (loss).....................................          23          76
                                                                                    ----------- -----------
   Total stockholder's equity......................................................       1,169       1,440
                                                                                    ----------- -----------
   Total liabilities and stockholder's equity...................................... $    17,105 $    16,815
                                                                                    =========== ===========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                     2013      2012     2011
                                                                  ---------- -------- --------
Revenues
Premiums......................................................... $       29 $     11 $      7
Universal life and investment-type product policy fees...........        202      198      204
Net investment income............................................        114      113      114
Fees on ceded reinsurance and other..............................         90       93      104
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities..         --      (2)       --
  Other net investment gains (losses)............................          1      (2)      (5)
                                                                  ---------- -------- --------
   Total net investment gains (losses)...........................          1      (4)      (5)
  Net derivative gains (losses)..................................      (442)      329      326
                                                                  ---------- -------- --------
     Total revenues..............................................        (6)      740      750
                                                                  ---------- -------- --------
Expenses
Policyholder benefits and claims.................................         48      100       59
Interest credited to policyholder account balances...............        113      118      127
Other expenses...................................................       (11)      229      259
                                                                  ---------- -------- --------
     Total expenses..............................................        150      447      445
                                                                  ---------- -------- --------
Income (loss) before provision for income tax....................      (156)      293      305
Provision for income tax expense (benefit).......................       (67)       94       90
                                                                  ---------- -------- --------
Net income (loss)................................................ $     (89) $    199 $    215
                                                                  ========== ======== ========


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                         2013      2012     2011
                                                                      ---------- -------- --------
Net income (loss).................................................... $     (89) $    199 $    215
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........       (80)       64       23
 Unrealized gains (losses) on derivatives............................        (2)      (1)       --
                                                                      ---------- -------- --------
Other comprehensive income (loss), before income tax.................       (82)       63       23
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................         29     (22)      (8)
                                                                      ---------- -------- --------
Other comprehensive income (loss), net of income tax.................       (53)       41       15
                                                                      ---------- -------- --------
Comprehensive income (loss).......................................... $    (142) $    240 $    230
                                                                      ========== ======== ========



              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                    Accumulated Other
                                                                                      Comprehensive
                                                                                      Income (Loss)
                                                                                  ----------------------
                                                                                     Net
                                                                                  Unrealized
                                                              Additional          Investment Other-Than-     Total
                                                       Common  Paid-in   Retained   Gains     Temporary  Stockholder's
                                                       Stock   Capital   Earnings  (Losses)  Impairments    Equity
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2010..........................     $6       $636   $  326      $  24        $(4)        $  988
Net income (loss).....................................                        215                                  215
Other comprehensive income (loss), net of income tax..                                    16         (1)            15
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2011..........................      6        636      541         40         (5)         1,218
Dividend on common stock..............................                       (18)                                 (18)
Net income (loss).....................................                        199                                  199
Other comprehensive income (loss), net of income tax..                                    39           2            41
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2012..........................      6        636      722         79         (3)         1,440
Dividend on common stock..............................                      (129)                                (129)
Net income (loss).....................................                       (89)                                 (89)
Other comprehensive income (loss), net of income tax..                                  (54)           1          (53)
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2013..........................     $6       $636   $  504      $  25        $(2)        $1,169
                                                       ====== ========== ======== ========== =========== =============


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                      2013        2012        2011
                                                   ---------- ------------ ----------
Cash flows from operating activities
Net income (loss)................................. $     (89) $        199 $      215
Adjustments to reconcile net income (loss) to net
 cash provided by (used in) operating activities:
 Depreciation and amortization expenses...........          2            2          2
 Amortization of premiums and accretion of
   discounts associated with investments, net.....          3          (3)        (5)
 (Gains) losses on investments and derivatives,
   net............................................        437        (321)      (329)
 (Income) loss from equity method investments,
   net of dividends or distributions..............        (4)          (1)         --
 Interest credited to policyholder account
   balances.......................................        113          118        127
 Universal life and investment-type product
   policy fees....................................      (202)        (198)      (204)
 Change in accrued investment income..............          2            1        (4)
 Change in premiums, reinsurance and other
   receivables....................................         71           74        (6)
 Change in deferred policy acquisition costs and
   value of business acquired, net................      (135)          130        139
 Change in income tax.............................      (105)           68         91
 Change in other assets...........................        194          193        200
 Change in insurance-related liabilities and
   policy-related balances........................         19           94         34
 Change in other liabilities......................         10         (12)         14
                                                   ---------- ------------ ----------
Net cash provided by operating activities.........        316          344        274
                                                   ---------- ------------ ----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities........................        794          909        696
 Equity securities................................          2            6          5
 Mortgage loans...................................         47           13          3
 Other limited partnership interests..............          1            1          4
Purchases of:
 Fixed maturity securities........................      (808)        (958)      (840)
 Equity securities................................         --         (13)       (13)
 Mortgage loans...................................       (49)         (72)       (98)
 Other limited partnership interests..............        (5)         (15)        (2)
Cash received in connection with freestanding
 derivatives......................................          1            5          1
Cash paid in connection with freestanding
 derivatives......................................       (12)          (1)         --
Issuances of loans to affiliates..................         --           --       (45)
Net change in policy loans........................        (1)          (1)          1
Net change in short-term investments..............         64         (70)       (12)
                                                   ---------- ------------ ----------
Net cash provided by (used in) investing
 activities.......................................         34        (196)      (300)
                                                   ---------- ------------ ----------
Cash flows from financing activities
Policyholder account balances:
 Deposits.........................................        632        1,077        725
 Withdrawals......................................      (882)      (1,155)      (732)
Net change in payables for collateral under
 securities loaned and other transactions.........         28         (87)         46
Dividend on common stock..........................      (129)         (18)         --
Other, net........................................        (2)           18         --
                                                   ---------- ------------ ----------
Net cash provided by (used in) financing
 activities.......................................      (353)        (165)         39
                                                   ---------- ------------ ----------
Change in cash and cash equivalents...............        (3)         (17)         13
Cash and cash equivalents, beginning of year......         27           44         31
                                                   ---------- ------------ ----------
Cash and cash equivalents, end of year............ $       24 $         27 $       44
                                                   ========== ============ ==========
Supplemental disclosures of cash flow information:
Net cash paid (received) for:
 Income tax....................................... $       34 $         27 $      (1)
                                                   ========== ============ ==========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company markets, administers and insures a broad range of term life, universal life and variable and fixed annuity products to individuals. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA") and MLIIC, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    .  investments are directed by the contractholder; and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                              2
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles     3
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                            4
--------------------------------------------------------------------------------------------------------
Investments                                                                                            5
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                            6
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                             7
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                            10
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                              11

Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims and unearned revenue liabilities.

    The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to deferred policy acquisition costs ("DAC") as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts

   See Note 3 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing the DAC related to the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded premiums, reinsurance and other receivables are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in fees on ceded reinsurance and other. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as fees on ceded reinsurance and other or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through fees on ceded reinsurance and other or other expenses, as appropriate.

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses).

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and other limited partnership interests ("investees") when it has

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Freestanding derivatives with positive estimated fair values are described in "--Derivatives" below.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability)--in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability)--effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. The Company may use additional valuation methodologies when appropriate.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the reporting unit.

   The Company applies significant judgment when determining the estimated fair value of its reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods which could adversely affect the Company's results of operations or financial position.

   In 2013, the Company performed its annual goodwill impairment test using the market multiple valuation approach. The analysis results indicated that the fair value of the reporting unit was in excess of its carrying value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. The Company has no accumulated goodwill impairment as of December 31, 2013. Goodwill was $33 million at both December 31, 2013 and 2012.

 Income Tax

   The Company joined with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $15 million and $14 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $8 million and $6 million at December 31, 2013 and 2012, respectively. Related amortization expense was $2 million for each of the years ended December 31, 2013, 2012 and 2011.

  Fees on Ceded Reinsurance and Other

    Fees on ceded reinsurance and other primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements. Such fees are recognized in the period in which services are performed.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate. Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 8.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance


Insurance Liabilities

  Future policy benefits are measured as follows:

   Product Type:                      Measurement Assumptions:
   -------------------------------------------------------------------------
   Nonparticipating life              Aggregate of the present value of
                                      expected future benefit payments and
                                      related expenses less the present
                                      value of expected future net
                                      premiums. Assumptions as to mortality
                                      and persistency are based upon the
                                      Company's experience when the basis
                                      of the liability is established.
                                      Interest rate assumptions for the
                                      aggregate future policy benefit
                                      liabilities are 5%.
   -------------------------------------------------------------------------
   Traditional fixed annuities after  Present value of expected future
   annuitization                      payments. Interest rate assumptions
                                      used in establishing such liabilities
                                      range from 3% to 8%.
   -------------------------------------------------------------------------

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

    Guarantee:                                 Measurement Assumptions:
    ------------------------------------------------------------------------
    GMDBs  .  A return of purchase payment  .  Present value of expected
              upon death even if the           death benefits in excess of
              account value is reduced to      the projected account
              zero.                            balance recognizing the
                                               excess ratably over the
                                               accumulation period based on
                                               the present value of total
                                               expected assessments.

           .  An enhanced death benefit     .  Assumptions are consistent
              may be available for an          with those used for
              additional fee.                  amortizing DAC, and are thus
                                               subject to the same
                                               variability and risk.

                                            .  Investment performance and
                                               volatility assumptions are
                                               consistent with the
                                               historical experience of the
                                               appropriate underlying
                                               equity index, such as the
                                               Standard & Poor's Ratings
                                               Services ("S&P") 500 Index.

                                            .  Benefit assumptions are
                                               based on the average
                                               benefits payable over a
                                               range of scenarios.
    ------------------------------------------------------------------------
    GMIBs  .  After a specified period of   .  Present value of expected
              time determined at the time      income benefits in excess of
              of issuance of the variable      the projected account
              annuity contract, a minimum      balance at any future date
              accumulation of purchase         of annuitization and
              payments, even if the            recognizing the excess
              account value is reduced to      ratably over the
              zero, that can be annuitized     accumulation period based on
              to receive a monthly income      present value of total
              stream that is not less than     expected assessments.
              a specified amount.
           .  Certain contracts also        .  Assumptions are consistent
              provide for a guaranteed         with those used for
              lump sum return of purchase      estimating GMDB liabilities.
              premium in lieu of the
              annuitization benefit.

                                            .  Calculation incorporates an
                                               assumption for the
                                               percentage of the potential
                                               annuitizations that may be
                                               elected by the
                                               contractholder.
    ------------------------------------------------------------------------
    GMWBs  .  A return of purchase payment  .  Expected value of the life
              via partial withdrawals,         contingent payments and
              even if the account value is     expected assessments using
              reduced to zero, provided        assumptions consistent with
              that cumulative withdrawals      those used for estimating
              in a contract year do not        the GMDB liabilities.
              exceed a certain limit.

           .  Certain contracts include
              guaranteed withdrawals that
              are life contingent.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                            Annuity Contracts
                                            ----------------
                                             GMDBs    GMIBs    Total
                                            -------  -------- --------
                                                  (In millions)
           Direct
           Balance at January 1, 2011...... $    32  $     88 $    120
           Incurred guaranteed benefits....      17        31       48
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42       119      161
           Incurred guaranteed benefits....      10        98      108
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43       217      260
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $    218 $    267
                                            =======  ======== ========
           Ceded
           Balance at January 1, 2011...... $    32  $     30 $     62
           Incurred guaranteed benefits....      17        11       28
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42        41       83
           Incurred guaranteed benefits....      10        34       44
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43        75      118
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $     76 $    125
                                            =======  ======== ========
           Net
           Balance at January 1, 2011...... $    --  $     58 $     58
           Incurred guaranteed benefits....      --        20       20
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2011....      --        78       78
           Incurred guaranteed benefits....      --        64       64
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2012....      --       142      142
           Incurred guaranteed benefits....      --        --       --
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2013.... $    --  $    142 $    142
                                            =======  ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Balanced........ $   7,255 $   6,507
                      Equity..........     4,086     3,816
                      Bond............       551       588
                      Money Market....        98       118
                                       --------- ---------
                       Total.......... $  11,990 $  11,029
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

    Information regarding the types of guarantees relating to annuity contracts was as follows at:

                                                                 December 31,
                                           ---------------------------------------------------------
                                                       2013                         2012
                                           ---------------------------- ----------------------------
                                               In the          At           In the          At
                                           Event of Death Annuitization Event of Death Annuitization
                                           -------------- ------------- -------------- -------------
                                                                 (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value..............  $    13,348    $     8,712   $    12,309    $     7,963
Separate account value....................  $    12,841    $     8,470   $    11,797    $     7,715
Net amount at risk........................  $       327    $       116   $       594    $       554
Average attained age of contractholders...     67 years       66 years      66 years       65 years

--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Obligations Under Funding Agreements

  MLIIC is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of the FHLB of Des Moines common stock, included in equity securities, were as follows at:

                                              December 31,
                                              -------------
                                              2013   2012
                                              -----  -----
                                              (In millions)
                       FHLB of Des Moines.... $  26  $  28

  The Company has also entered into funding agreements with the FHLB of Des Moines. The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                     Liability        Collateral
                                   ------------- ---------------------
                                              December 31,
                                   -----------------------------------
                                    2013   2012     2013       2012
                                   ------ ------ ---------- ----------
                                              (In millions)
         FHLB of Des Moines (1)... $  405 $  405 $  477 (2) $  604 (2)

--------

(1)Represents funding agreements issued to the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, some of which are in the custody of the FHLB of Des Moines, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Des Moines as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines' recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $12.0 billion and $11.1 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)

within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                      2013     2012    2011
                                                                      ------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................... $   97   $  220  $  352
Capitalizations.....................................................      6       19      34
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses)...    122     (96)    (84)
  Other expenses....................................................   (27)     (38)    (76)
                                                                      ------  ------  ------
   Total amortization...............................................     95    (134)   (160)
                                                                      ------  ------  ------
Unrealized investment gains (losses)................................      8      (8)     (6)
Other (1)...........................................................     38       --      --
                                                                      ------  ------  ------
Balance at December 31,.............................................    244       97     220
                                                                      ------  ------  ------
VOBA
Balance at January 1,...............................................     51       66      79
  Total amortization related to other expenses......................    (6)     (14)    (12)
Unrealized investment gains (losses)................................      2      (1)     (1)
                                                                      ------  ------  ------
Balance at December 31,.............................................     47       51      66
                                                                      ------  ------  ------
Total DAC and VOBA
Balance at December 31,............................................. $  291   $  148  $  286
                                                                      ======  ======  ======

--------

(1)The year ended December 31, 2013 includes $38 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


  Information regarding other policy-related intangibles was as follows:

                                             Years Ended December 31,
                                             ------------------------
                                             2013     2012    2011
                                              -----    -----   -----
                                               (In millions)
                 Deferred Sales Inducements
                 Balance at January 1,...... $  65    $  71   $  84
                 Capitalization.............    --        1       3
                 Amortization...............   (2)      (7)    (16)
                                              -----    -----   -----
                 Balance at December 31,.... $  63    $  65   $  71
                                              =====    =====   =====

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                     VOBA
                                                 -------------
                                                 (In millions)
                  2014.......................... $          12
                  2015.......................... $          10
                  2016.......................... $           9
                  2017.......................... $           6
                  2018.......................... $           6

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)

derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its remaining business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company had $6 million and $8 million of unsecured unaffiliated ceded reinsurance recoverable balances at December 31, 2013 and 2012, respectively. Of these totals, 100% were with the Company's five largest unaffiliated ceded reinsurers at both December 31, 2013 and 2012.

  The amounts in the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2013     2012    2011
                                                                  -------  ------- -------
                                                                       (In millions)
Premiums
  Direct premiums................................................ $    30  $    12 $     8
  Reinsurance ceded..............................................     (1)      (1)     (1)
                                                                  -------  ------- -------
   Net premiums.................................................. $    29  $    11 $     7
                                                                  =======  ======= =======
Universal life and investment-type product policy fees
  Direct universal life and investment-type product policy fees.. $   244  $   237 $   240
  Reinsurance ceded..............................................    (42)     (39)    (36)
                                                                  -------  ------- -------
   Net universal life and investment-type product policy fees.... $   202  $   198 $   204
                                                                  =======  ======= =======
Fees on ceded reinsurance and other
  Direct fees on ceded reinsurance and other..................... $    25  $    25 $    26
  Reinsurance ceded..............................................      65       68      78
                                                                  -------  ------- -------
   Net fees on ceded reinsurance and other....................... $    90  $    93 $   104
                                                                  =======  ======= =======
Policyholder benefits and claims
  Direct policyholder benefits and claims........................ $    61  $   144 $    92
  Reinsurance ceded..............................................    (13)     (44)    (33)
                                                                  -------  ------- -------
   Net policyholder benefits and claims.......................... $    48  $   100 $    59
                                                                  =======  ======= =======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                         December 31,
                                       -------------------------------------------------
                                                 2013                     2012
                                       ------------------------ ------------------------
                                                        Total                    Total
                                                       Balance                  Balance
                                       Direct  Ceded    Sheet   Direct  Ceded    Sheet
                                       ------ -------- -------- ------ -------- --------
                                                         (In millions)
Assets
Premiums, reinsurance and other
  receivables......................... $   26 $  1,803 $  1,829 $   26 $  2,459 $  2,485
Deferred policy acquisition costs and
  value of business acquired..........    311     (20)      291    207     (59)      148
                                       ------ -------- -------- ------ -------- --------
 Total assets......................... $  337 $  1,783 $  2,120 $  233 $  2,400 $  2,633
                                       ====== ======== ======== ====== ======== ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See " Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company, General American Life Insurance Company, Exeter and MICC, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2013     2012    2011
                                                        -------  ------- -------
                                                             (In millions)
Premiums
Reinsurance ceded...................................... $    --  $   (1) $    --
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $  (41)  $  (39) $  (35)
Fees on ceded reinsurance and other
Reinsurance ceded...................................... $    65  $    68 $    78
Policyholder benefits and claims
Reinsurance ceded...................................... $  (13)  $  (44) $  (31)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  Information regarding the significant effects of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                       December 31,
                                                                     -----------------
                                                                       2013     2012
                                                                     -------- --------
                                                                       (In millions)
Assets
Premiums, reinsurance and other receivables......................... $  1,798 $  2,451
Deferred policy acquisition costs and value of business acquired....     (20)     (59)
                                                                     -------- --------
  Total assets...................................................... $  1,778 $  2,392
                                                                     ======== ========

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $376 million and $959 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($639) million, $190 million and $380 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $1.3 billion and $1.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.3 billion and $1.4 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                                December 31, 2013                          December 31, 2012
                                    ------------------------------------------ ------------------------------------------
                                                 Gross Unrealized                           Gross Unrealized
                                     Cost or  ---------------------- Estimated  Cost or  ---------------------- Estimated
                                    Amortized       Temporary  OTTI    Fair    Amortized       Temporary  OTTI    Fair
                                      Cost    Gains  Losses   Losses   Value     Cost    Gains  Losses   Losses   Value
                                    --------- ----- --------- ------ --------- --------- ----- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.....................  $   825  $ 55    $  8     $ --   $   872   $   913  $  87   $  1     $ --   $   999
U.S. Treasury and agency...........      469     2      14       --       457       391      6     --       --       397
RMBS...............................      312    12       7        5       312       286     21      4        6       297
CMBS...............................      293     8       4       --       297       302     17     --       --       319
Foreign corporate..................      223     9       3       --       229       209     14      1       --       222
ABS................................       51     2      --       --        53        51      4      1       --        54
State and political subdivision....       17     2      --       --        19        17      3     --       --        20
Foreign government.................       10     1      --       --        11         9      3     --       --        12
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total fixed maturity securities...  $ 2,200  $ 91    $ 36     $  5   $ 2,250   $ 2,178  $ 155   $  7     $  6   $ 2,320
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======
Equity securities
Common stock.......................  $    26  $ --    $ --     $ --   $    26   $    28  $  --   $ --     $ --   $    28
Non-redeemable preferred stock.....       20    --       1       --        19        20     --      3       --        17
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total equity securities...........  $    46  $ --    $  1     $ --   $    45   $    48  $  --   $  3     $ --   $    45
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million with unrealized gains (losses) of less than $1 million at both December 31, 2013 and 2012.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                            December 31,
                                              -----------------------------------------
                                                      2013                 2012
                                              -------------------- --------------------
                                              Amortized Estimated  Amortized Estimated
                                                Cost    Fair Value   Cost    Fair Value
                                              --------- ---------- --------- ----------
                                                            (In millions)
Due in one year or less...................... $    240   $    242  $    306   $    308
Due after one year through five years........      487        512       446        476
Due after five years through ten years.......      566        595       588        657
Due after ten years..........................      251        239       199        209
                                              --------   --------  --------   --------
  Subtotal...................................    1,544      1,588     1,539      1,650
Structured securities (RMBS, CMBS and ABS)...      656        662       639        670
                                              --------   --------  --------   --------
  Total fixed maturity securities............ $  2,200   $  2,250  $  2,178   $  2,320
                                              ========   ========  ========   ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate...................  $   84     $   7      $  13     $   1      $  20      $  1      $   9     $  --
U.S. Treasury and agency.........     169        14         --        --         60        --         --        --
RMBS.............................      84         4         34         8         --        --         49        10
CMBS.............................      73         4         --        --          4        --         15        --
Foreign corporate................      27         2          7         1          2        --          7         1
ABS..............................       7        --          5        --         --        --          5         1
Foreign government...............       1        --          1        --          1        --         --        --
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total fixed maturity securities..  $  445     $  31      $  60     $  10      $  87      $  1      $  85     $  12
                                   ======     =====      =====     =====      =====      ====      =====     =====
Equity securities
Non-redeemable preferred
 stock...........................  $   --     $  --      $  18     $   1      $  --      $ --      $  17     $   3
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total number of securities in an
 unrealized loss position........      87                   18                   18                   22
                                   ======                =====                =====                =====

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $28 million during the year ended December 31, 2013 from $13 million to $41 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $5 million of the total $41 million of gross unrealized losses were from one below investment grade fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on the below investment grade fixed maturity security are related to non-agency RMBS (alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $2 million during the year ended December 31, 2013 from $3 million to $1 million. None of the $1 million of gross unrealized losses were from equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                  December 31,
                                 ---------------------------------------------
                                           2013                   2012
                                 -----------------------  --------------------
                                   Carrying                 Carrying     % of
                                     Value     % of Total     Value      Total
                                 ------------- ---------- ------------- ------
                                 (In millions)            (In millions)
Mortgage loans:
  Commercial....................    $  246        86.0 %     $  238      83.8 %
  Agricultural..................        41         14.3          48       16.9
                                    ------       ------      ------     ------
   Subtotal (1).................       287        100.3         286      100.7
  Valuation allowances..........       (1)        (0.3)         (2)      (0.7)
                                    ------       ------      ------     ------
   Total mortgage loans, net....    $  286       100.0 %     $  284     100.0 %
                                    ======       ======      ======     ======

--------

(1)The Company did not purchase any mortgage loans during the year ended December 31, 2013. In 2012, the Company purchased $48 million of mortgage loans, of which $38 million were purchased at estimated fair value from an affiliate, MetLife Bank, National Association.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   All commercial and agricultural mortgage loans held at both December 31, 2013 and 2012 were evaluated collectively for credit losses. The valuation allowances maintained at both December 31, 2013 and 2012 were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses. The valuation allowance for agricultural mortgage loans was less than $1 million at both December 31, 2013 and 2012.

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                         Commercial Agricultural Total
                                         ---------- ------------ ------
                                                 (In millions)
        Balance at January 1, 2011......   $    1     $    --    $    1
        Provision (release).............        1          --         1
                                           ------     -------    ------
        Balance at December 31, 2011....        2          --         2
        Provision (release).............       --          --        --
                                           ------     -------    ------
        Balance at December 31, 2012....        2          --         2
        Provision (release).............      (1)          --       (1)
                                           ------     -------    ------
        Balance at December 31, 2013....   $    1     $    --    $    1
                                           ======     =======    ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows:

                                   Recorded Investment
                       -------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------         % of     Estimated    % of
                       > 1.20x 1.00x - 1.20x < 1.00x Total   Total   Fair Value    Total
                       ------- ------------- ------- ------ ------  ------------- ------
                                  (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  193      $   9      $  15  $  217  88.2 %    $  228      88.4 %
65% to 75%............     19         --         10      29   11.8         30       11.6
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  212      $   9      $  25  $  246 100.0 %    $  258     100.0 %
                       ======      =====      =====  ====== ======     ======     ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  194      $  10      $   9  $  213  89.5 %    $  231      90.2 %
65% to 75%............     15         --         10      25   10.5         25        9.8
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  209      $  10      $  19  $  238 100.0 %    $  256     100.0 %
                       ======      =====      =====  ====== ======     ======     ======

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2013 and 2012 had loan-to-value ratios of less than 65%.

 Past Due, Interest Accrual Status and Impaired Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no impaired mortgage loans, no mortgage loans past due and no mortgage loans in non-accrual status at both December 31, 2013 and 2012. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Other Invested Assets

  Other invested assets is comprised of loans to affiliates (see " -- Related Party Investment Transactions") and freestanding derivatives with positive estimated fair values (see Note 6).

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $17 million and $23 million at December 31, 2013 and 2012, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                   Years Ended December 31,
                                                                                   ------------------------
                                                                                   2013     2012    2011
                                                                                    -----   ------   -----
                                                                                     (In millions)
Fixed maturity securities......................................................... $  55   $  148   $  88
Fixed maturity securities with noncredit OTTI losses in AOCI......................   (5)      (6)    (10)
                                                                                    -----   ------   -----
 Total fixed maturity securities..................................................    50      142      78
Equity securities.................................................................   (1)      (3)     (5)
Derivatives.......................................................................   (1)        1       2
Short-term investments............................................................   (1)      (1)     (1)
                                                                                    -----   ------   -----
 Subtotal.........................................................................    47      139      74
                                                                                    -----   ------   -----
Amounts allocated from:
 Insurance liability loss recognition.............................................    --       --     (7)
 DAC and VOBA related to noncredit OTTI losses recognized in AOCI.................     1        1       1
 DAC and VOBA.....................................................................  (14)     (24)    (15)
                                                                                    -----   ------   -----
   Subtotal.......................................................................  (13)     (23)    (21)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
  in AOCI.........................................................................     2        2       4
Deferred income tax benefit (expense).............................................  (13)     (42)    (22)
                                                                                    -----   ------   -----
Net unrealized investment gains (losses).......................................... $  23   $   76   $  35
                                                                                    =====   ======   =====

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2013         2012
                                                         ----------  ----------
                                                            (In millions)
   Balance at January 1,............................... $      (6)   $     (10)
   Securities sold with previous noncredit OTTI loss...          1            3
   Subsequent changes in estimated fair value..........         --            1
                                                         ----------  ----------
   Balance at December 31,............................. $      (5)   $      (6)
                                                         ==========  ==========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                 Years Ended December 31,
                                                                                 ------------------------
                                                                                  2013     2012    2011
                                                                                 -------  -------  -----
                                                                                     (In millions)
Balance at January 1,........................................................... $    76  $    35  $  20
Fixed maturity securities on which noncredit OTTI losses have been recognized...       1        4    (2)
Unrealized investment gains (losses) during the year............................    (93)       61     39
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition...................................      --        7    (7)
  DAC and VOBA..................................................................      10      (9)    (7)
  Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...........................................................      --      (2)      1
  Deferred income tax benefit (expense).........................................      29     (20)    (9)
                                                                                 -------  -------  -----
Balance at December 31,......................................................... $    23  $    76  $  35
                                                                                 =======  =======  =====
Change in net unrealized investment gains (losses).............................. $  (53)  $    41  $  15
                                                                                 =======  =======  =====

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                             -------------
                                                              2013   2012
                                                             ------ ------
                                                             (In millions)
     Securities on loan: (1)
       Amortized cost....................................... $  249 $  185
       Estimated fair value................................. $  241 $  191
     Cash collateral on deposit from counterparties (2)..... $  249 $  196
     Reinvestment portfolio -- estimated fair value......... $  247 $  196

-------------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Invested Assets on Deposit and Pledged as Collateral

    Invested assets on deposit and pledged as collateral are presented below at estimated fair value for fixed maturity securities at:

                                                                December 31,
                                                               ---------------
                                                                2013    2012
                                                               ------- -------
                                                                (In millions)
  Invested assets on deposit (regulatory deposits)............ $     7 $     4
  Invested assets pledged as collateral (1)...................     505     620
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $   512 $   624
                                                               ======= =======

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2) and derivative transactions (see Note 6).

    See "-- Securities Lending" for securities on loan.

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                      December 31,
                                                        -----------------------------------------
                                                                2013                 2012
                                                        -------------------- --------------------
                                                                   Maximum              Maximum
                                                        Carrying  Exposure   Carrying  Exposure
                                                         Amount  to Loss (1)  Amount  to Loss (1)
                                                        -------- ----------- -------- -----------
                                                                      (In millions)
Fixed maturity securities AFS:
  Structured securities (RMBS, CMBS, and ABS) (2)......  $  662    $  662     $  670    $  670
  U.S. and foreign corporate...........................      21        21         23        23
Other limited partnership interests....................      19        20         14        15
Equity securities AFS:
  Non-redeemable preferred stock.......................      18        18         17        17
                                                         ------    ------     ------    ------
  Total................................................  $  720    $  721     $  724    $  725
                                                         ======    ======     ======    ======

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2013     2012    2011
                                                          ------  ------  ------
                                                            (In millions)
   Investment income:
     Fixed maturity securities.......................... $   94   $   98  $  104
     Equity securities..................................      1        1       2
     Mortgage loans.....................................     16       15      10
     Policy loans.......................................      2        2       2
     Other limited partnership interests................      4        1      --
     Cash, cash equivalents and short-term investments..      1       --      --
                                                          ------  ------  ------
      Subtotal..........................................    118      117     118
     Less: Investment expenses..........................      4        4       4
                                                          ------  ------  ------
          Net investment income......................... $  114   $  113  $  114
                                                          ======  ======  ======

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                             Years Ended December 31,
                                                                             ------------------------
                                                                             2013     2012     2011
                                                                              -----   ------  ------
                                                                                (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by industry:
   U.S. and foreign corporate securities -- by industry:
     Finance................................................................ $  --   $  (1)   $   --
     Utility................................................................    --      (1)       --
                                                                              -----   ------  ------
       Total U.S. and foreign corporate securities..........................    --      (2)       --
                                                                              -----   ------  ------
  OTTI losses on fixed maturity securities recognized in earnings...........    --      (2)       --
  Fixed maturity securities -- net gains (losses) on sales and disposals....     1      (2)      (5)
                                                                              -----   ------  ------
   Total gains (losses) on fixed maturity securities........................     1      (4)      (5)
                                                                              -----   ------  ------
       Total net investment gains (losses).................................. $   1   $  (4)   $  (5)
                                                                              =====   ======  ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                      Years Ended December 31,
                                     ----------------------------------------------------------------
                                      2013     2012     2011   2013  2012  2011   2013   2012   2011
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
                                     Fixed Maturity Securities Equity Securities        Total
                                     ------------------------- ----------------- --------------------
                                                            (In millions)
Proceeds............................ $  417   $  576   $  318  $  -- $   1 $   5 $  417 $  577 $  323
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======
Gross investment gains.............. $    3   $    2   $    3  $  -- $  -- $  -- $    3 $    2 $    3
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Gross investment losses.............    (2)      (4)      (8)     --    --    --    (2)    (4)    (8)
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Total OTTI losses:
  Credit-related....................     --      (1)       --     --    --    --     --    (1)     --
  Other (1).........................     --      (1)       --     --    --    --     --    (1)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
   Total OTTI losses................     --      (2)       --     --    --    --     --    (2)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
    Net investment gains (losses)... $    1   $  (4)   $  (5)  $  -- $  -- $  -- $    1 $  (4) $  (5)
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======

--------

(1)Other OTTI losses recognized in earnings include impairments on fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                 Years Ended December 31,
                                                                 ------------------------
                                                                    2013         2012
                                                                  ----------  ----------
                                                                     (In millions)
Balance at January 1,........................................... $        2   $        3
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
   of securities previously impaired as credit loss OTTI........         --          (1)
                                                                  ----------  ----------
Balance at December 31,......................................... $        2   $        2
                                                                  ==========  ==========

 Related Party Investment Transactions

   The Company has an affiliated loan outstanding, which is included in other invested assets, totaling $45 million at both years ended December 31, 2013 and 2012. At December 31, 2011, the loan was outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan is due on July 15, 2021, and bears interest, payable semi-annually, at 5.64%. Net investment income from this loan was $3 million, $3 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $3 million for each of the years ended December 31, 2013, 2012 and 2011.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps and floors.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

   The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

   To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

 another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                           December 31,
                                                                      -----------------------------------------------------------
                                                                                 2013                          2012
                                                                      ----------------------------- -----------------------------
                                                                               Estimated Fair Value          Estimated Fair Value
                                                                               --------------------          --------------------
                                                                      Notional                      Notional
                                    Primary Underlying Risk Exposure   Amount  Assets  Liabilities   Amount  Assets  Liabilities
                                    --------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                                           (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps............... Interest rate.................... $     10 $  --      $  --     $     12 $  --      $  --
Cash flow hedges:
 Foreign currency swaps............ Foreign currency exchange rate...       30     2          3           27     2          1
                                                                      -------- -----      -----     -------- -----      -----
    Total qualifying hedges......................................           40     2          3           39     2          1
                                                                      -------- -----      -----     -------- -----      -----
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps................ Interest rate....................      741    12         22          741     9          6
Interest rate floors............... Interest rate....................    2,040     9          4        2,040    36         17
Foreign currency swaps............. Foreign currency exchange rate...       37    --          5           23    --          1
Credit default swaps--purchased.... Credit...........................        8    --         --            9    --         --
Credit default swaps--written...... Credit...........................       20    --         --           22    --         --
                                                                      -------- -----      -----     -------- -----      -----
   Total non-designated or non-qualifying derivatives.............       2,846    21         31        2,835    45         24
                                                                      -------- -----      -----     -------- -----      -----
    Total........................................................     $  2,886 $  23      $  34     $  2,874 $  47      $  25
                                                                      ======== =====      =====     ======== =====      =====

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Derivatives and hedging gains (losses).. $   (27)   $   26 $   36
        Embedded derivatives....................    (415)      303    290
                                                 --------   ------ ------
          Total net derivative gains (losses)... $  (442)   $  329 $  326
                                                 ========   ====== ======

  The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2013, 2012 and 2011, was not significant.

  The Company recognized $26 million, $25 million and $14 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                              Net
                                                           Derivative
                                                         Gains (Losses)
                                                         --------------
                                                         (In millions)
        Year Ended December 31, 2013:
          Interest rate derivatives.....................    $  (50)
          Foreign currency exchange rate derivatives....        (4)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $  (54)
                                                            =======
        Year Ended December 31, 2012:
          Interest rate derivatives.....................    $     2
          Foreign currency exchange rate derivatives....        (1)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $     1
                                                            =======
        Year Ended December 31, 2011:
          Interest rate derivatives.....................    $    22
          Foreign currency exchange rate derivatives....         --
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................          1
                                                            -------
           Total........................................    $    23
                                                            =======

Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges for each of the years ended December 31, 2013, 2012 and 2011 were not significant. Changes in the fair value of the derivatives and the hedged items recognized in net derivative gains (losses) were not significant for each of the years ended December 31, 2013, 2012 and 2011.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the year ended December 31, 2013 the amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges were not significant. For both the years ended 2012 and 2011, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2013, 2012 and 2011.

  At December 31, 2013 and 2012, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was ($1) million and $1 million, respectively.

  For the years ended December 31, 2013, 2012 and 2011, there was ($2) million, ($1) million and $1 million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For both the years ended December 31, 2013 and 2012, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the year ended December 31, 2011, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2013, 2012 and 2011, there were no amounts reclassified to net investment income related to foreign currency swaps.

  For both the years ended December 31, 2013 and 2012, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant. For the year ended December 31, 2011, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

  At December 31, 2013, ($1) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $20 million and $22 million at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At both December 31, 2013 and 2012, the amounts the Company would have received to terminate all of these contracts was not significant.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)..........  $     --      $     --          --       $     --      $      2         1.0
Baa
Credit default swaps
  referencing indices........        --            20         5.0             --            20         4.5
                               --------      --------                   --------      --------
 Total.......................  $     --      $     20         5.0       $     --      $     22         4.2
                               ========      ========                   ========      ========

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                           December 31, 2013  December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar           ------------------ ------------------
Arrangement                                                                Assets Liabilities Assets Liabilities
----------------------------------------------------------------           ------ ----------- ------ -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
  OTC-bilateral (1)....................................................... $  25     $  32    $   53    $  27
  OTC-cleared (1).........................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
   Total gross estimated fair value of derivatives (1)....................    25        32        53       27
Amounts offset in the balance sheets......................................    --        --        --       --
                                                                           -----     -----    ------    -----
Estimated fair value of derivatives presented in the balance sheets (1)...    25        32        53       27
Gross amounts not offset in the balance sheets:
Gross estimated fair value of derivatives: (2)
  OTC-bilateral...........................................................   (5)       (5)      (10)     (10)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Cash collateral: (3)
  OTC-bilateral...........................................................  (17)        --      (42)       --
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Securities collateral: (4)
  OTC-bilateral...........................................................   (2)      (26)       (1)     (16)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
Net amount after application of master netting agreements and collateral.. $   1     $   1    $   --    $   1
                                                                           =====     =====    ======    =====

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $2 million and $6 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of ($2) million and $2 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At both December 31, 2013 and 2012, the Company had not received or paid any excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $1 million for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company had provided no excess securities collateral for its OTC-bilateral derivatives, and had provided $1 million and $0, respectively, for its OTC- cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange-traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                    Estimated Fair Value of    Fair Value of Incremental Collateral
                                     Collateral Provided:                 Provided Upon:
                                    ----------------------- -------------------------------------------
                                                                                   Downgrade in the
                                                                                 Company's Financial
                                                                                   Strength Rating
                                                                               to a Level that Triggers
                       Estimated                                One Notch           Full Overnight
                     Fair Value of                             Downgrade in      Collateralization or
                     Derivatives in                           the Company's          Termination
                     Net Liability      Fixed Maturity      Financial Strength    of the Derivative
                      Position (1)        Securities              Rating               Position
                     -------------- ----------------------- ------------------ ------------------------
                                                       (In millions)
December 31, 2013...    $    27             $    26              $    --                $    1
December 31, 2012...    $    17             $    16              $    --                $    2

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                   December 31,
                                                                  ---------------
                                        Balance Sheet Location      2013    2012
                                       -------------------------- -------- ------
                                                                   (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $    376 $  959
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $  (131) $   56

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Net derivative gains (losses) (1), (2).. $  (415)   $  303 $  290

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($6) million, ($26) million and $29 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition,

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

   the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $42 million, $28 million and ($62) million for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                           December 31, 2013
                                                               -----------------------------------------
                                                                 Fair Value Hierarchy
                                                               -------------------------


                                                                                         Total Estimated
                                                               Level 1  Level 2  Level 3   Fair Value
                                                               ------- --------- ------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $   --  $     859 $   13     $     872
 U.S. Treasury and agency.....................................    408         49     --           457
 RMBS.........................................................     --        285     27           312
 CMBS.........................................................     --        297     --           297
 Foreign corporate............................................     --        185     44           229
 ABS..........................................................     --         46      7            53
 State and political subdivision..............................     --         19     --            19
 Foreign government...........................................     --         11     --            11
                                                               ------  --------- ------     ---------
   Total fixed maturity securities............................    408      1,751     91         2,250
                                                               ------  --------- ------     ---------
Equity securities:
 Common stock.................................................     --         26     --            26
 Non-redeemable preferred stock...............................     --         --     19            19
                                                               ------  --------- ------     ---------
   Total equity securities....................................     --         26     19            45
                                                               ------  --------- ------     ---------
Short-term investments........................................     14         61     --            75
 Derivative assets: (1)
   Interest rate..............................................     --         21     --            21
   Foreign currency exchange rate.............................     --          2     --             2
                                                               ------  --------- ------     ---------
    Total derivative assets...................................     --         23     --            23
                                                               ------  --------- ------     ---------
Net embedded derivatives within asset host contracts (2)......     --         --    376           376
Separate account assets (3)...................................     --     12,033     --        12,033
                                                               ------  --------- ------     ---------
    Total assets.............................................. $  422  $  13,894 $  486     $  14,802
                                                               ======  ========= ======     =========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $   --  $      26 $   --     $      26
 Foreign currency exchange rate...............................     --          8     --             8
                                                               ------  --------- ------     ---------
   Total derivative liabilities...............................     --         34     --            34
                                                               ------  --------- ------     ---------
Net embedded derivatives within liability host contracts (2)..     --         --  (131)         (131)
                                                               ------  --------- ------     ---------
   Total liabilities.......................................... $   --  $      34 $(131)     $    (97)
                                                               ======  ========= ======     =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                                                              December 31, 2012
                                                               -----------------------------------------------
                                                                    Fair Value Hierarchy
                                                               -------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                               -------- ----------- ---------- ---------------
                                                                                (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $     -- $       944 $       55   $       999
 U.S. Treasury and agency.....................................      382          15         --           397
 RMBS.........................................................       --         283         14           297
 CMBS.........................................................       --         305         14           319
 Foreign corporate............................................       --         180         42           222
 ABS..........................................................       --          54         --            54
 State and political subdivision..............................       --          20         --            20
 Foreign government...........................................       --          12         --            12
                                                               -------- ----------- ----------   -----------
   Total fixed maturity securities............................      382       1,813        125         2,320
                                                               -------- ----------- ----------   -----------
Equity securities:
 Common stock.................................................       --          28         --            28
 Non-redeemable preferred stock...............................       --          --         17            17
                                                               -------- ----------- ----------   -----------
   Total equity securities....................................       --          28         17            45
                                                               -------- ----------- ----------   -----------
Short-term investments........................................      116          23         --           139
 Derivative assets: (1)
   Interest rate..............................................       --          45         --            45
   Foreign currency exchange rate.............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative assets...................................       --          47         --            47
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within asset host contracts (2)......       --          --        959           959
Separate account assets (3)...................................       --      11,072         --        11,072
                                                               -------- ----------- ----------   -----------
    Total assets.............................................. $    498 $    12,983 $    1,101   $    14,582
                                                               ======== =========== ==========   ===========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $     -- $        23 $       --   $        23
 Foreign currency exchange rate...............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative liabilities..............................       --          25         --            25
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within liability host contracts (2)..       --          --         56            56
                                                               -------- ----------- ----------   -----------
    Total liabilities......................................... $     -- $        25 $       56   $        81
                                                               ======== =========== ==========   ===========

--------

(1)Derivative assets are presented within other invested assets in the balance sheets and derivative liabilities are presented within other liabilities in the balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 2% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

  not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

   inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Non-redeemable preferred stock

     These securities, including financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets within the Company's separate accounts consist of mutual funds.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

 the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

 Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                             December 31, 2013
                       --------------------- --------------------------  --------------------------
                            Valuation              Significant                             Weighted
                            Techniques          Unobservable Inputs          Range        Average (1)
                       --------------------- --------------------------  -------------    -----------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)            (10)  -     30        6
                                             Illiquidity premium (4)        30  -     30       30
                                             Credit spreads (4)
                       Consensus pricing     Offered quotes (5)
                       -------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                               97  -    574      411
                       Market pricing        Quoted prices (5)             100  -    100      100
                       -------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)
                       -------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)              99  -     99       99
                       Consensus pricing     Offered quotes (5)             99  -     99       99
                       -------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%
                                                 Ages 41 - 60             0.04% -   0.65%
                                                 Ages 61 - 115            0.26% -    100%
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%
                                                 Durations 11 -20            3% -    100%
                                                 Durations 21 -116           3% -    100%
                                             Utilization rates              20% -     50%
                                             Withdrawal rates             0.07% -     10%
                                             Long-term equity
                                               volatilities              17.40% -     25%
                                             Nonperformance risk
                                               spread                     0.03% -   0.44%
                       -------------------------------------------------------------------------------

                                                                             December 31, 2012           Impact of
                       --------------------- --------------------------  --------------------------   Increase in Input
                            Valuation              Significant                             Weighted     on Estimated
                            Techniques          Unobservable Inputs          Range        Average (1)  Fair Value (2)
                       --------------------- --------------------------  -------------    ----------- -----------------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)              50  -    100       57        Decrease
                                             Illiquidity premium (4)        30  -     30       30        Decrease
                                             Credit spreads (4)             23  -    421      129        Decrease
                       Consensus pricing     Offered quotes (5)            100  -    102      101        Increase
                       -------------------------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                              161  -    657      541      Decrease (6)
                       Market pricing        Quoted prices (5)                                         Increase (6)
                       -------------------------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)             100  -    100      100      Increase (6)
                       -------------------------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)                                         Increase (6)
                       Consensus pricing     Offered quotes (5)                                        Increase (6)
                       -------------------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%              Decrease (7)
                                                 Ages 41 - 60             0.05% -   0.64%              Decrease (7)
                                                 Ages 61 - 115            0.32% -    100%              Decrease (7)
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%              Decrease (8)
                                                 Durations 11 -20            3% -    100%              Decrease (8)
                                                 Durations 21 -116           3% -    100%              Decrease (8)
                                             Utilization rates              20% -     50%              Increase (9)
                                             Withdrawal rates             0.07% -     10%                      (10)
                                             Long-term equity
                                               volatilities              17.40% -     25%              Increase (11)
                                             Nonperformance risk
                                               spread                     0.10% -   0.67%              Decrease (12)
                       -------------------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,...................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --         (415)
 OCI....................................      --      --    --       2      --    --         2          --            --
Purchases (3)...........................       4      13    --      10       7    --        --          --            --
Sales (3)...............................    (10)      --    --     (9)      --    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            19
Transfers into Level 3 (4)..............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............    (36)      --  (14)     (1)      --    --        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  13   $  27 $  --   $  44   $   7 $  --     $  19       $  --        $  507
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $(402)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2012:
Balance at January 1,...................   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --           303
 OCI....................................       2       3    --      --      --    --         2          --            --
Purchases (3)...........................      31      --    14      36      --    --        --          --            --
Sales (3)...............................     (2)      --    --      --     (6)    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            20
Transfers into Level 3 (4)..............      11      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............     (3)      --    --      --      --  (19)        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  309

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                       -----------------------------------------------------------------------------------
                                            Fixed Maturity Securities:       Equity Securities:
                                       ------------------------------------- -----------------
                                                                                        Non-
                                                                                     redeemable                   Net
                                         U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                       Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                       --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                          (In millions)
Year Ended December 31, 2011:
Balance at January 1,.................   $  22   $  11 $  --   $  25   $  19 $  10     $  15       $   9        $  269
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)..........
  Net investment income...............      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).......      --      --    --     (3)      --    --        --          --            --
  Net derivative gains (losses).......      --      --    --      --      --    --        --          --           290
 OCI..................................       1      --    --       2       1    --        --          --            --
Purchases (3).........................       2      --    --       6       5     9        --          --            --
Sales (3).............................     (2)      --    --    (17)     (9)    --        --         (9)            --
Issuances (3).........................      --      --    --      --      --    --        --          --            --
Settlements (3).......................      --      --    --      --      --    --        --          --            21
Transfers into Level 3 (4)............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)..........     (7)      --    --     (7)    (10)    --        --          --            --
                                         -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,...............   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
                                         =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  293

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                       December 31, 2013
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                    -      -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     286  $     --     $    --    $     303     $    303
Policy loans.................... $      27  $     --     $     3    $      39     $     42
Other limited partnership
 interests...................... $       1  $     --     $    --    $       1     $      1
Other invested assets........... $      45  $     --     $    50    $      --     $     50
Premiums, reinsurance and other
 receivables.................... $   1,258  $     --     $    --    $   1,359     $  1,359
Other assets.................... $       5  $     --     $     5    $      --     $      5
Liabilities
PABs............................ $   2,293  $     --     $    --    $   2,501     $  2,501
Other liabilities............... $       1  $     --     $     1    $      --     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

                                                       December 31, 2012
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                           -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     284  $     --     $    --    $     307     $     307
Policy loans.................... $      27  $     --     $     2    $      46     $      48
Other limited partnership
 interests...................... $       1  $     --     $    --    $       2     $       2
Other invested assets........... $      45  $     --     $    57    $      --     $      57
Premiums, reinsurance and other
 receivables.................... $   1,364  $     --     $    --    $   1,527     $   1,527
Other assets.................... $       6  $     --     $     6    $      --     $       6
Liabilities
PABs............................ $   2,431  $     --     $    --    $   2,788     $   2,788
Other liabilities............... $       3  $     --     $     3    $      --     $       3

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities and fixed term payout annuities. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

   Other liabilities consist of derivative payables and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity


Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). The RBC ratio for the Company was in excess of 1,400% for all periods presented.

  The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of the Company, a Missouri domiciled insurer, was $111 million, $132 million and $94 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $666 million and $704 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

Dividend Restrictions

  Under Missouri State Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). MLIIC will be permitted to pay a dividend to MetLife in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)

whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, MLIIC paid a dividend to MetLife of $129 million and $18 million, respectively. During the year ended December 31, 2011, MLIIC did not pay a dividend to MetLife. Based on amounts at December 31, 2013, MLIIC could pay a stockholder dividend in 2014 of $99 million without prior regulatory approval of the Missouri Director.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                        Unrealized
                                                     Investment Gains     Unrealized
                                                     (Losses), Net of   Gains (Losses)
                                                    Related Offsets (1) on Derivatives  Total
                                                    ------------------- -------------- -------
                                                                  (In millions)
Balance at December 31, 2010.......................       $    19          $     1     $    20
OCI before reclassifications.......................            19               --          19
Income tax expense (benefit).......................           (7)               --         (7)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            31                1          32
Amounts reclassified from AOCI.....................             4               --           4
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             3               --           3
                                                          -------          -------     -------
Balance at December 31, 2011.......................            34                1          35
OCI before reclassifications.......................            61              (1)          60
Income tax expense (benefit).......................          (21)               --        (21)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            74               --          74
Amounts reclassified from AOCI.....................             3               --           3
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             2               --           2
                                                          -------          -------     -------
Balance at December 31, 2012.......................            76               --          76
OCI before reclassifications.......................          (78)              (2)        (80)
Income tax expense (benefit).......................            27                1          28
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            25              (1)          24
Amounts reclassified from AOCI.....................           (2)               --         (2)
Income tax expense (benefit).......................             1               --           1
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.           (1)               --         (1)
                                                          -------          -------     -------
Balance at December 31, 2013.......................       $    24          $   (1)     $    23
                                                          =======          =======     =======

--------
(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          Statement of Operations and
AOCI Components                                        Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
----------------------------------------------------   ------------------------------ ------------------------------------
                                                        Years Ended December 31,
                                                       ------------------------------
                                                         2013       2012      2011
                                                        --------  --------  --------
                                                             (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)............ $      1   $    (5)  $    (5)  Other net investment gains (losses)
  Net unrealized investment gains (losses)............        1          2         1  Net investment income
                                                        --------  --------  --------
   Net unrealized investment gains (losses), before
    income tax........................................        2        (3)       (4)
   Income tax (expense) benefit.......................      (1)          1         1
                                                        --------  --------  --------
   Net unrealized investment gains (losses), net of
    income tax........................................ $      1   $    (2)  $    (3)
                                                        ========  ========  ========
Total reclassifications, net of income tax............ $      1   $    (2)  $    (3)
                                                        ========  ========  ========

9. Other Expenses

  Information on other expenses was as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                 2013     2012    2011
                                                -----    -----   -----
                                                  (In millions)
              Compensation..................... $   5    $   9   $  10
              Commissions......................    50       57      68
              Volume-related costs.............    --        3       7
              Capitalization of DAC............   (6)     (19)    (34)
              Amortization of DAC and VOBA.....  (89)      148     172
              Premium taxes, licenses and fees.     3        1       6
              Other............................    26       30      30
                                                 -----    -----   -----
                Total other expenses........... $(11)    $ 229   $ 259
                                                 =====    =====   =====

Capitalization and Amortization of DAC and VOBA

  See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Affiliated Expenses

  See Note 12 for discussion of affiliated expenses included in the table above.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax


   The provision for income tax was as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                        2013     2012    2011
                                                       -------  -----   -----
                                                         (In millions)
       Current:
        Federal...................................... $    38   $   8   $  24
       Deferred:
        Federal......................................   (105)      86      66
                                                       -------   -----  -----
          Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                       =======   =====  =====

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                    Years Ended December 31,
                                                    ------------------------
                                                      2013     2012    2011
                                                     -------  -----   -----
                                                       (In millions)
        Tax provision at U.S. statutory rate....... $  (55)   $ 103   $ 107
        Tax effect of:
         Dividend received deduction...............    (12)    (11)    (13)
         Prior year tax............................     (2)       3     (2)
         Tax credits...............................     (1)     (1)     (2)
         Other, net................................       3      --      --
                                                     -------   -----  -----
        Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                     =======   =====  =====

   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                        -----------------
                                                          2013     2012
                                                        -------- --------
                                                          (In millions)
      Deferred income tax assets:
       Investments, including derivatives.............. $      9 $     --
       Tax credit carryforwards........................        5       --
       Other, net......................................        2
                                                        -------- --------
         Total deferred income tax assets..............       16       --
      Deferred income tax liabilities:
       Policyholder liabilities and receivables........      110      234
       DAC and VOBA....................................       86       33
       Net unrealized investment gains.................       11       40
       Investments, including derivatives..............       --       18
       Other...........................................        1        1
                                                        -------- --------
         Total deferred income tax liabilities.........      208      326
                                                        -------- --------
           Net deferred income tax asset (liability)... $  (192) $  (326)
                                                        ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   Tax credit carryforwards of $5 million at December 31, 2013 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates include $18 million and $8 million at December 31, 2013 and 2012, respectively. The amounts due to affiliates include $8 million at December 31, 2011.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2014.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                  Year Ended
                                                                               December 31, 2013
                                                                               -----------------
                                                                                 (In millions)
Balance at January 1,.........................................................     $     --
Additions for tax positions of prior years....................................            3
                                                                                   --------
Balance at December 31,.......................................................     $      3
                                                                                   ========
Unrecognized tax benefits that, if recognized would impact the effective rate.     $      3
                                                                                   ========

   There were no unrecognized tax benefits at December 31, 2012 and 2011.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                 Year Ended
                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest recognized in the statements of operations..........     $      1

                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest included in other liabilities in the balance sheets.     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   There was no interest recognized in the statements of operations for the years ended December 31, 2012 and 2011. There was no interest included in other liabilities in the balance sheets at December 31, 2012.

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $14 million and $8 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $2 million related to a true-up of the 2012 tax return. The 2012 benefit included an expense of $3 million related to a true-up of the 2011 tax return.

11. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

    In April 2012, MetLife, for itself and on behalf of entities including the Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. At least one other jurisdiction is pursuing a market conduct examination. It is possible that other jurisdictions may pursue similar examinations or audits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

    Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


  Summary

    Various litigation, claims and assessments against the Company, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                              December 31,
                                                             ---------------
                                                              2013    2012
                                                             ------- -------
                                                              (In millions)
    Other Assets:
     Premium tax offset for future undiscounted assessments. $     1 $     1
     Receivable for reimbursement of paid assessments (1)...       5       6
                                                             ------- -------
                                                             $     6 $     7
                                                             ======= =======
    Other Liabilities:
     Insolvency assessments................................. $     6 $     8
                                                             ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


Commitments

 Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $7 million and $9 million at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $6 million and $1 million at December 31, 2013 and 2012, respectively.

 Commitments to Fund Private Corporate Bond Investments

   The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $14 million and $13 million at December 31, 2013 and 2012, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

12. Related Party Transactions


Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $78 million, $53 million and $76 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $38 million, $34 million and $32 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in fees on ceded reinsurance and other, were $25 million, $24 million and $26 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $4 million and $2 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

13. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2013, through March 31, 2014, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                   MetLife Insurance Company of Connecticut
          Unaudited Pro Forma Condensed Combined Financial Statements

In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company ("MLI-USA"), a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MetLife Insurance Company of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving company. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also, effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with an affiliate all existing New York insurance policies and annuity contracts that include a separate account feature. Following the Mergers and subject to certain regulatory approvals, MetLife Insurance Company of Connecticut will likely enter into transactions to transfer to one or more affiliates certain business that is currently reinsured by Exeter. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

The unaudited pro forma condensed combined financial statements and accompanying notes present the impact of the Mergers as a transaction among entities under common control which is more fully described in the notes to the unaudited pro forma condensed combined financial statements. Transactions among entities under common control are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The unaudited pro forma condensed combined financial statements include historical audited amounts as of December 31, 2013 and for the years ended December 31, 2013, 2012 and 2011, for MetLife Insurance Company of Connecticut and its subsidiaries, including MLI-USA (collectively "MICC"), MLIIC and Exeter. The unaudited pro forma condensed combined financial statements give effect to the Mergers as if they had occurred (i) on December 31, 2013 for purposes of the unaudited pro forma condensed combined balance sheet and
(ii) on January 1, 2011 for purposes of the unaudited pro forma condensed combined statements of operations for the years ended December 31, 2013, 2012 and 2011. The historical financial information has been adjusted in the unaudited pro forma condensed combined financial statements to give effect to pro forma events that are directly attributable to the Mergers, factually supportable, and are expected to have a continuing impact on the combined results. It is likely that the actual adjustments reflected in the final accounting, that will consider additional available information, will differ from the pro forma adjustments and it is possible the differences may be material.

The unaudited pro forma condensed combined financial statements should be read in conjunction with the accompanying notes. In addition, the unaudited proforma condensed combined financial statements were derived from and should be read in conjunction with the audited historical consolidated financial statements of MICC included in its Annual Report on Form 10-K for the year ended December 31, 2013, as well as the audited historical balance sheets of MLIIC as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto and balance sheets of Exeter as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto are included as Exhibits 99.1 and 99.2, respectively, to the Current Report on Form 8-K with which this financial information is filed as Exhibit 99.3.

The unaudited pro forma condensed combined financial statements are presented for informational purposes only and are not intended to reflect the results of operations or the financial position of the combined company that would have resulted had the Mergers been effective as of and during the periods presented or the results that may be obtained by the combined company in the future. The unaudited pro forma condensed combined financial statements as of and for the periods presented do not reflect future events that are not directly attributable to the Mergers and that may occur after the Mergers, including, but not limited to, expense efficiencies or revenue enhancements arising from the Mergers or management actions. Future results may vary significantly from the results reflected in the unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Unaudited Pro Forma Condensed Combined Balance Sheet
                               December 31, 2013

                     (In millions, except per share data)

                                                    Historical
                                          -----------------------------
                                                    MetLife    Exeter
                                                   Investors Reassurance
                                                   Insurance   Company   Reinsurance    Other                Pro Forma
                                            MICC    Company     Ltd.     Adjustments Adjustments    Notes    Combined
                                          -------- --------- ----------- ----------- ----------- ----------- ---------
Assets
Investments:
 Fixed maturity securities
   available-for-sale, at estimated
   fair value............................ $ 45,252  $ 2,250    $ 1,321     $  (695)    $    --      3(c)     $ 48,128
 Equity securities available-for-sale,
   at estimated fair value...............      418       45         --          --          --                    463
 Mortgage loans, net; at estimated fair
   value.................................    7,718      286         --          --          --                  8,004
 Policy loans............................    1,219       27         --          --          --                  1,246
 Real estate and real estate joint
   ventures..............................      754       --         --          --          --                    754
 Other limited partnership interests.....    2,130       32         --          --          --                  2,162
 Short-term investments, principally at
   estimated fair value..................    2,107       75      2,781          (7)         --      3(c)        4,956
 Derivative assets.......................       --       --      2,376          --      (2,376)     4(a)           --
 Funds withheld at interest..............       --       --      2,694          --      (2,694)     4(a)           --
 Other invested assets, principally at                                                            3(a)-(c),
   estimated fair value..................    2,555       68         --      (2,768)      4,570   4(a), 5(a)     4,425
                                          --------  -------    -------     -------     -------               --------
   Total investments.....................   62,153    2,783      9,172      (3,470)       (500)                70,138
Cash and cash equivalents, principally
 at estimated fair value.................      746       24        630        (604)         --    3(a), (c)       796
Accrued investment income................      542       26         94         (29)         (2)  3(c), 5(a)       631
Premiums, reinsurance and other
 receivables.............................   20,609    1,829        646      (3,170)         --    3(a)-(c)     19,914
Deferred policy acquisition costs and
 value of business acquired..............    4,730      291        160         707          --    3(b), (c)     5,888
Current income tax recoverable...........      192        9        197          --          --                    398
Deferred income tax recoverable..........       --       --      1,529          --      (1,529)     4(b)           --
Goodwill.................................      493       --         --          --          33      4(c)          526
Other assets.............................      794      110         --          34         (33)  3(b), 4(c)       905
Separate account assets..................   97,780   12,033         --          --          --                109,813
                                          --------  -------    -------     -------     -------               --------
   Total assets.......................... $188,039  $17,105    $12,428     $(6,532)    $(2,031)              $209,009
                                          ========  =======    =======     =======     =======               ========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits...................                                                        3(b), (c),
                                          $ 27,991  $   501    $ 2,747     $(1,455)    $    12      4(d)     $ 29,796
Policyholder account balances............   33,453    2,748      2,489      (1,262)         --      3(c)       37,428
Other policy-related balances............                                                        3(b), (c),
                                             3,164      102      2,170      (2,973)          4      4(d)        2,467
Policyholder dividends payable...........       --       --         16          --         (16)     4(d)           --
Payables for collateral under
 securities loaned and other
 transactions............................    6,451      266         --          --         197      4(e)        6,914
Long-term debt...........................    2,251       --        575          --        (500)     5(a)        2,326
Deferred income tax liability............    1,385      192         --         272      (1,529)  3(b), 4(b)       320
Derivative liabilities...................       --       --      2,648          --      (2,648)     4(f)           --
                                                                                                  3(a)-(c),
                                                                                                 4(e), 4(f),
Other liabilities........................    6,776       94        553      (1,560)      2,449      5(a)        8,312
Separate account liabilities.............   97,780   12,033         --          --          --                109,813
                                          --------  -------    -------     -------     -------               --------
   Total liabilities.....................  179,251   15,936     11,198      (6,978)     (2,031)               197,376
                                          --------  -------    -------     -------     -------               --------
Stockholders' Equity
Preferred stock..........................       --       --         --          --          --                     --
Common stock, par value $2.50 per share..       86        6         --          --          --                     92
Additional paid-in capital...............    6,737      636      4,126          --          --                 11,499
Retained earnings (accumulated deficit)..    1,076      504     (2,965)        506          --      3(b)         (879)
Accumulated other comprehensive income
 (loss)..................................      889       23         69         (60)         --      3(c)          921
                                          --------  -------    -------     -------     -------               --------
   Total stockholders' equity............    8,788    1,169      1,230         446          --                 11,633
                                          --------  -------    -------     -------     -------               --------
   Total liabilities and stockholders'
    equity............................... $188,039  $17,105    $12,428     $(6,532)    $(2,031)              $209,009
                                          ========  =======    =======     =======     =======               ========

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Unaudited Pro Forma Condensed Combined Statement of Operations
                      For the Year End December 31, 2013

                                 (In millions)

                                               Historical
                                     -----------------------------
                                               MetLife    Exeter
                                              Investors Reassurance
                                              Insurance   Company   Reinsurance    Other                    Pro Forma
                                       MICC    Company     Ltd.     Adjustments Adjustments      Notes      Combined
                                     -------  --------- ----------- ----------- ----------- --------------- ---------
Revenues
Premiums............................ $   606    $  29     $   59       $  (5)      $ --          3(b)        $  689
Universal life and investment-type
 product policy fees................   2,336      202        587        (177)        --        3(b), (c)      2,948
Net investment income...............   2,852      114         35         (16)        (2)      3(c), 5(a)      2,983
Fees on ceded reinsurance and
 other..............................      --       90         --          --        (90)         4(g)            --
Other revenues......................     592       --          2         (74)        90     3(b), (c), 4(g)     610
Net investment gains (losses):
  Other-than-temporary impairments
   on fixed maturity securities.....      (9)      --         --          --         --                          (9)
  Other-than-temporary impairments
   on fixed maturity securities
   transferred to other
   comprehensive income (loss)......     (11)      --         --          --         --                         (11)
  Other net investment gains
   (losses).........................     102        1        (57)         59        (45)      3(c), 5(b)         60
                                     -------    -----     ------       -----       ----                      ------
    Total net investment gains
     (losses).......................      82        1        (57)         59        (45)                         40
  Net derivative gains (losses).....  (1,052)    (442)     1,935         375         --          3(c)           816
                                     -------    -----     ------       -----       ----                      ------
    Total revenues..................   5,416       (6)     2,561         162        (47)                      8,086
                                     -------    -----     ------       -----       ----                      ------
Expenses
Policyholder benefits and claims....   1,707       48      1,380         (44)        27     3(b), (c), 4(h)   3,118
Interest credited to policyholder
 account balances...................   1,037      113         17         (17)        --          3(c)         1,150
Policyholder dividends..............      --       --         27          --        (27)         4(h)            --
Goodwill impairment.................      66       --         --          --         --                          66
Other expenses......................   1,659      (11)       101         215         (2)    3(b)-(d), 5(a)    1,962
                                     -------    -----     ------       -----       ----                      ------
    Total expenses..................   4,469      150      1,525         154         (2)                      6,296
                                     -------    -----     ------       -----       ----                      ------
Income (loss) from continuing
 operations before provision for
 income tax.........................     947     (156)     1,036           8        (45)                      1,790
Provision for income tax expense
 (benefit)..........................     227      (67)       364           3        (16)      3(e), 5(c)        511
                                     -------    -----     ------       -----       ----                      ------
Income from continuing operations,
 net of income tax.................. $   720    $ (89)    $  672       $   5       $(29)                     $1,279
                                     =======    =====     ======       =====       ====                      ======

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Unaudited Pro Forma Condensed Combined Statement of Operations
                      For the Year End December 31, 2012

                                 (In millions)

                                            Historical
                                   ----------------------------
                                            MetLife    Exeter
                                           Investors Reassurance
                                           Insurance   Company   Reinsurance    Other                   Pro Forma
                                    MICC    Company     Ltd.     Adjustments Adjustments     Notes      Combined
                                   ------  --------- ----------- ----------- ----------- -------------- ---------
Revenues
Premiums.......................... $1,261    $ 11      $   950     $  (888)     $ --        3(b),(c)     $1,334
Universal life and investment-
  type product policy fees........  2,261     198          548        (183)       --        3(b),(c)      2,824
Net investment income.............  2,952     113           21          (2)      (26)      3(c), 5(a)     3,058
Fees on ceded reinsurance and
  other...........................     --      93           --          --       (93)         4(g)           --
Other revenues....................    511      --           23         (24)       93       3(c), 4(g)       603
Net investment gains (losses):
 Other-than-temporary
   impairments on fixed
   maturity securities............    (52)     (2)          --          --        --                        (54)
 Other-than-temporary
   impairments on fixed
   maturity securities
   transferred to other
   comprehensive income
   (loss).........................      3      --           --          --        --                          3
 Other net investment gains
   (losses).......................    201      (2)          42         (37)       --          3(c)          204
                                   ------    ----      -------     -------      ----                     ------
   Total net investment gains
     (losses).....................    152      (4)          42         (37)       --                        153
 Net derivative gains
   (losses).......................  1,003     329       (3,677)      1,432        --          3(c)         (913)
                                   ------    ----      -------     -------      ----                     ------
   Total revenues.................  8,140     740       (2,093)        298       (26)                     7,059
                                   ------    ----      -------     -------      ----                     ------
Expenses
Policyholder benefits and
  claims..........................  2,389     100        1,812      (1,001)       30     3(b),(c), 4(h)   3,330
Interest credited to policyholder
  account balances................  1,147     118           17         (17)       --          3(c)        1,265
Policyholder dividends............     --      --           30          --       (30)         4(h)           --
Goodwill impairment...............    394      --           --          --        --                        394
Other expenses....................  2,720     229          206        (709)      (26)    3(b)-(d), 5(a)   2,420
                                   ------    ----      -------     -------      ----                     ------
   Total expenses.................  6,650     447        2,065      (1,727)      (26)                     7,409
                                   ------    ----      -------     -------      ----                     ------
Income (loss) from continuing
  operations before provision
  for income tax..................  1,490     293       (4,158)      2,025        --                       (350)
Provision for income tax
  expense (benefit)...............    372      94       (1,455)        709        --       3(e), 5(c)      (280)
                                   ------    ----      -------     -------      ----                     ------
Income (loss) from continuing
  operations, net of income
  tax............................. $1,118    $199      $(2,703)    $ 1,316      $ --                     $  (70)
                                   ======    ====      =======     =======      ====                     ======

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Unaudited Pro Forma Condensed Combined Statement of Operations
                      For the Year End December 31, 2011

                                 (In millions)

                                             Historical
                                    ----------------------------
                                             MetLife    Exeter
                                            Investors Reassurance
                                            Insurance   Company   Reinsurance    Other                   Pro Forma
                                     MICC    Company     Ltd.     Adjustments Adjustments     Notes      Combined
                                    ------  --------- ----------- ----------- ----------- -------------- ---------
Revenues
Premiums........................... $1,828    $  7       $ 72        $  (9)      $  --         3(b)       $1,898
Universal life and investment-type
  product policy fees..............  1,956     204        433         (136)         --       3(b),(c)      2,457
Net investment income..............  3,074     114         17            3          (9)     3(c), 5(a)     3,199
Fees on ceded reinsurance and
  other............................     --     104         --           --        (104)        4(g)           --
Other revenues.....................    508      --         44          (55)        104    3(b),(c), 4(g)     601
Net investment gains (losses):
 Other-than-temporary
   impairments on fixed maturity
   securities......................    (42)     --         --           --          --                       (42)
 Other-than-temporary
   impairments on fixed maturity
   securities transferred to other
   comprehensive income
   (loss)..........................     (5)     --         --           --          --                        (5)
 Other net investment gains
   (losses)........................     82      (5)        (1)          --          --                        76
                                    ------    ----       ----        -----       -----                    ------
   Total net investment gains
     (losses)......................     35      (5)        (1)          --          --                        29
 Net derivative gains (losses).....  1,096     326        230         (787)         --         3(c)          865
                                    ------    ----       ----        -----       -----                    ------
   Total revenues..................  8,497     750        795         (984)         (9)                    9,049
                                    ------    ----       ----        -----       -----                    ------
Expenses
Policyholder benefits and claims...  2,660      59        309          (88)         31    3(b),(c), 4(h)   2,971
Interest credited to policyholder
  account balances.................  1,189     127         16          (16)         --         3(c)        1,316
Policyholder dividends.............     --      --         31           --         (31)        4(h)           --
Other expenses.....................  2,981     259        170         (101)         (9)   3(b)-(d), 5(a)   3,300
                                    ------    ----       ----        -----       -----                    ------
   Total expenses..................  6,830     445        526         (205)         (9)                    7,587
                                    ------    ----       ----        -----       -----                    ------
Income (loss) from continuing
  operations before provision for
  income tax.......................  1,667     305        269         (779)         --                     1,462
Provision for income tax expense
  (benefit)........................    493      90         94         (272)         --      3(e), 5(c)       405
                                    ------    ----       ----        -----       -----                    ------
Income (loss) from continuing
  operations, net of income tax.... $1,174    $215       $175        $(507)      $  --                    $1,057
                                    ======    ====       ====        =====       =====                    ======

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
                    CONDENSED COMBINED FINANCIAL STATEMENTS

1. Description of Transaction

In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company ("MLI-USA"), a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MetLife Insurance Company of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving company. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also, effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with an affiliate all existing New York insurance policies and annuity contracts that include a separate account feature. Following the Mergers and subject to certain regulatory approvals, MetLife Insurance Company of Connecticut will likely enter into transactions to transfer to one or more affiliates certain business that is currently reinsured by Exeter. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

2. Basis of Presentation

The Mergers represent a transaction among entities under common control. Transactions among entities under common control are accounted for as if the transaction occurred at the beginning of the earliest date presented and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method. The unaudited pro forma condensed combined financial statements include historical amounts derived from the audited financial statements as of December 31, 2013 and for the years ended December 31, 2013, 2012 and 2011, for MetLife Insurance Company of Connecticut and its subsidiaries, including MLI-USA (collectively "MICC"), MLIIC and Exeter. The unaudited pro forma condensed combined financial statements give effect to the Mergers as if they had occurred (i) on December 31, 2013 for purposes of the unaudited pro forma condensed combined balance sheet and (ii) on January 1, 2011 for purposes of the unaudited pro forma condensed combined statements of operations for the years ended December 31, 2013, 2012 and 2011.

The unaudited pro forma condensed combined financial statements were prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and presented in accordance with the requirements of
Article 11 of Regulation S-X published by the U.S. Securities and Exchange Commission. In accordance with Article 11 of Regulation S-X, discontinued operations have been excluded from the presentation of the unaudited pro forma condensed combined statements of operations.

The historical financial information has been adjusted in the unaudited pro forma condensed combined financial statements to give effect to pro forma events that are directly attributable to the Mergers, factually supportable, and are expected to have a continuing impact on the combined results. The unaudited pro forma condensed combined financial statements exclude the effects of adjustments that rely on highly judgmental estimates including how historical management practices and operating decisions may or may not have changed as a result of the Mergers.

The unaudited pro forma condensed combined financial statements are presented for informational purposes only and are not intended to reflect the results of operations or the financial position of the combined company that

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
            CONDENSED COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

would have resulted had the Mergers been effective during the periods presented or the results that may be obtained by the combined company in the future.

These unaudited pro forma condensed combined financial statements should be read in conjunction with the audited historical consolidated financial statements of MICC included in its Annual Report on Form 10-K for the year ended December 31, 2013 as well as the audited historical balance sheets of MLIIC as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto and balance sheets of Exeter as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto are included as Exhibits 99.1 and 99.2, respectively, to the Current Report on Form 8-K with which this financial information is filed as Exhibit 99.3.

3. Reinsurance Adjustments

In connection with the Mergers, adjustments have been included for new and planned reinsurance agreements, for the recapture of certain reinsurance agreements and to eliminate non-recurring bank fees. The total of the reinsurance adjustments at December 31, 2013 resulted in changes to total assets of ($6,532) million, total liabilities of ($6,978) million, and total stockholders' equity of $446 million and for the years ended December 31, 2013, 2012 and 2011 resulted in changes to total revenues of $162 million, $298 million and ($984) million, respectively, and to total expenses of $154 million, ($1,727) million, and ($205) million, respectively.

    (a)Adjustment to increase total assets and total liabilities by $97 million to record a new reinsurance agreement. Effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with Metropolitan Life Insurance Company, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature. The new reinsurance agreement was entered into in connection with MetLife Insurance Company of Connecticut withdrawing its license to issue insurance policies and annuity contracts in New York.
    (b)Adjustment to eliminate reinsurance transactions among the merging companies. The adjustments at December 31, 2013 include: changes of ($4,045) million to total assets, ($4,551) million to total liabilities and $506 million to retained earnings. The adjustments for the years ended December 31, 2013, 2012 and 2011 include: reductions to total revenue of $73 million, $0 and $12 million, respectively, and changes to other expenses of $208 million, ($690) million and ($61) million, respectively.
    (c)Adjustment to reflect planned reinsurance transactions to transfer to one or more affiliates certain business that is currently reinsured by Exeter. The adjustments at December 31, 2013 include: reductions of $2,584 million to total assets, $2,524 million to total liabilities and $60 million to accumulated other comprehensive income (loss). The adjustments for the years ended December 31, 2013, 2012 and 2011 include: changes to total revenue of $235 million, $298 million and ($972) million, respectively, and reductions to other expenses of $37 million, $1,018 million and $119 million, respectively.
    (d)Adjustment to eliminate from other expenses non-recurring credit facility usage fees for letters of credit, which were held to collateralize assumed liabilities and which were canceled when Exeter re-domesticated to Delaware of $17 million, $19 million and $25 million, for the years ended December 31, 2013, 2012 and 2011, respectively.
    (e)Adjustment for the income tax impact for all reinsurance adjustments at the federal statutory tax rate of 35%.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
            CONDENSED COMBINED FINANCIAL STATEMENTS -- (CONTINUED)


4. Reclassification Adjustments

Reclassification adjustments, included in other adjustments, are reflected herein to conform the presentation of Exeter's and MLIIC's financial statements to the presentation of MICC's financial statements.

    (a)Adjustment to reclassify derivative assets of $2,376 million and funds withheld at interest of $2,694 million to other invested assets.
    (b)Adjustment to net deferred income tax recoverable of $1,529 million with deferred income tax liability.
    (c)Adjustment to reclassify goodwill of $33 million from other assets to goodwill.
    (d)Adjustment to reclassify policyholder dividends payable of $12 million and $4 million to future policy benefits and other policy-related balances, respectively.
    (e)Adjustment to reclassify cash collateral on deposit of $197 million from other liabilities to payables for collateral under securities loaned and other transactions.
    (f)Adjustment to reclassify derivative liabilities of $2,648 million to other liabilities.
    (g)Adjustment to reclassify fees on ceded reinsurance and other of $90 million, $93 million and $104 million to other revenues for the years ended December 31, 2013, 2012 and 2011, respectively.
    (h)Adjustment to reclassify policyholder dividends of $27 million, $30 million and $31 million to policyholder benefits and claims for the years ended December 31, 2013, 2012 and 2011, respectively.

5. Other Adjustments

The following other pro forma adjustments have been recorded in the unaudited pro forma condensed combined financial statements.

    (a)Adjustments to eliminate related party debt transactions among the merging entities. The adjustments at December 31, 2013 include: reductions of $2 million to accrued investment income and other liabilities and reductions of $500 million to other invested assets and long-term debt. The adjustments for the year ended December 31, 2013, 2012 and 2011 include: reductions of $2 million, $26 million and $9 million, respectively, to net investment income and other expenses.
    (b)Adjustment to eliminate related party investment gains for the year ended December 31, 2013. The non-recurring gains were recorded in connection with establishing a custodial account when MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York.
    (c)Adjustment for the income tax impact for all other adjustments at the federal statutory tax rate of 35%.

6. Forward Looking Statements

These unaudited pro forma condensed combined financial statements may be deemed to be forward looking statements within the meaning of the safe harbor provisions of the United States Private Securities Litigation Reform Act of 1995. Forward looking statements are identified by words such as "anticipate," "estimate," "expect," "project," "intend," "plan," "believe" and other words and terms of similar meaning, or are tied to future periods, in connection with a discussion of future operating or financial performance. Such statements may include, but are not limited to statements about the benefits of the Mergers, including future financial and operating results, the combined company's plans, objectives, expectations and intentions and other statements that are not historical facts. These forward looking statements are based largely on management's expectations and are subject to a number of risks and uncertainties. Actual results could differ materially from these forward looking statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
            CONDENSED COMBINED FINANCIAL STATEMENTS -- (CONTINUED)


7. Subsequent Event

On February 14, 2014, a subsidiary of MetLife Insurance Company of Connecticut entered into a definitive agreement to sell its wholly-owned subsidiary, MetLife Assurance Limited ("MAL"). Beginning in the first quarter of 2014, MICC will account for and report MAL as discontinued operations. These unaudited pro forma condensed combined financial statements exclude the impact of the MAL disposition as the transaction does not meet the significant subsidiary conditions of Article 11 of Regulation S-X and is not directly attributable to the Mergers. The transaction is expected to close in the second quarter of 2014, subject to regulatory approvals and satisfaction of other closing conditions.

                                     PART C



                               OTHER INFORMATION
                               -----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)      Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:


   (1)   Statements of Assets and Liabilities as of December 31, 2013

   (2)   Statements of Operations for the year ended December 31, 2013

   (3) Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012


   (4)   Notes to Financial Statements

   The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


   (1)   Consolidated Balance Sheets as of December 31, 2013 and 2012

   (2) Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011



   (3) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011

   (4) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2013, 2012 and 2011

   (5) Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011


   (6)   Notes to Consolidated Financial Statements

   (7)   Financial Statement Schedules


(b)      Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1(a). Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)


1(b). Resolution of The MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Fund ABD for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (Incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152232, filed November 20, 2008.)


2.                    Exempt


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152232, filed April 7, 2009.)


3(b). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4,
                      2007.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


3(c).                 Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 3, 2013.)


3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 033-65343, filed June 17, 1996.)


4(b).                 Form of Guaranteed Minimum Withdrawal Rider.
                      (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101778, filed November 19, 2004.)



4(c). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)



4(d). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(e). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(f). 403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)


4(g).                 401(a)/403(a) Plan Endorsement (L-22492 (5/11)).
                      (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


5. Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)


6(b). Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (June 1, 2012). (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 3, 2013.)


6(c). Certificate of Amendment, dated February 10, 2006, of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 6, 2006.)


6(d). Certificate of Correction, dated April 4, 2007, to the Certificate of Amendment of the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)


7(b). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4,
                      2012.)



7(d). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20176). (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 4, 2014.)



8(a). Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31,
                      2007.)


8(a)(i). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


8(b)(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated November 1, 2005 by and among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife
                      Investors Distribution Company and MetLife Insurance
                      Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)


8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


8(c)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(d)(i). Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(d)(ii).             Participation Agreement Addendum effective May 1, 2011
                      Among Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)


8(d)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form
                      N-4, File No. 333-101778, filed April 3, 2013.)


8(e). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(f). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Investment Management, Inc. and Morgan Stanley Distributors Inc. effective May 1, 2005 and an Amendment to the Amended and Restated Participation Agreement (effective November 10, 2008.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152232, filed April 7, 2009.)


8(g). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005,

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


                      June 18, 2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152232, filed November 20, 2008.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)



11.                   Not Applicable


12.                   Not Applicable


13.                   Powers of Attorney authorizing Michele H. Abate, Paul G.
                      Cellupica, John E. Connolly, Jr., Myra L. Saul and Marie
                      C. Swift to act as signatory for Eric T. Steigerwalt, Elizabeth M. Forget, Gene L. Lunman, Peter M. Carlson and Stanley J. Talbi (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 5 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152232/811-21262, filed April 3, 2013.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06022-2910



NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH DEPOSITOR
------------------                  ---------------------
Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277





Elizabeth M. Forget                 Director and Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Gene L. Lunman                      Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Peter M. Carlson                    Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036




Steven J. Goulart                   Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Ricardo A. Anzaldua                 General Counsel
1095 Avenue of the Americas
New York, NY 10036





Stanley J. Talbi                    Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, NY 10036




Robin Lenna                         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Marlene B. Debel                    Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036





Stewart M. Ashkenazy                Vice President and Senior Actuary, and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036




Roberto Baron                       Senior Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036




Steven J. Brash                     Senior Vice President
227 Park Avenue
46th Floor
New York, NY 10172





Adam M. Hodes                       Senior Vice President
1095 Avenue of the Americas
New York, NY 10036




S. Peter Headley                    Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210



Andrew Kaniuk                       Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807




Lisa S. Kuklinski                   Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036





Christopher A. Kremer               Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Jonathan L. Rosenthal               Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Andrew T. Aoyama                    Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Mark J. Davis                       Vice President
501 Route 22
Bridgewater, NJ 08807



Lynn A. Dumais                      Vice President
18210 Crane Nest Drive
Tampa, FL 33647



Geoffrey A. Fradkin                 Vice President
501 Route 22
Bridgewater, NJ 08807



Judith A. Gulotta                   Vice President
10 Park Avenue
Morristown, NJ 07962



John J. Iwanicki                    Vice President
18210 Crane Nest Drive
Tampa, FL 33647




Karen A. Johnson                    Vice President
One Financial Center
Boston, MA 02111




Derrick L. Kelson                   Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328



James W. Koeger                     Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128



Daniel A. O'Neill                   Vice President
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210




Mark S. Reilly                      Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002




Thomas J. Schuster                  Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Steven G. Sorrentino                Vice President and Actuary, and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Robert L. Staffier, Jr.             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Henry K. Sulikowski, Jr.            Vice President and Actuary
18210 Crane Nest Drive
Tampa, FL 33647





Nan D. Tecotzky                     Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Mark H. Wilsmann                    Vice President
10 Park Avenue
Morristown, NJ 07962




Jacob M. Jenkelowitz                Secretary
1095 Avenue of the Americas
New York, NY 10036


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2013

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2013. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by ITAS.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    Bolpyr S.A. (Uruguay)

      17.   MetLife Asia Pacific Limited (Hong Kong)

N.    Metropolitan Life Insurance Company (MLIC) (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC (DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinley Properties, LP (DE) - 99.9% LP interest of 1900 McKinley Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i)   OFC REIT, LLC (DE)

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investors, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

O.    MetLife Capital Trust IV (DE)

P. MetLife Insurance Company of Connecticut (MICC) (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (MLI USA) (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife International PE Fund I GP LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.5935% of the Limited Partnership interests of this entity is owned by MetLife Alico Life Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC, MCP SoCal Industry- Redondo, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernado, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterfront Atrium, LLC, MCP EnV Chicago, LLC,MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest, LLC and MCP Ashton South End, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.9788% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Maser D (Russia)

                           1) ZAO ALICO Insurance Company (Russia) - 51% of ZAO
                              ALICO Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   ii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS Limited.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) AMPLICO Life-First American Polish Life Insurance &
                           Reinsurance Company, S.A. (Poland)

                           a) Amplico Services Sp z.o.o. (Poland)

                           b) AMPLICO Towartzystwo Funduszky Inwestycyjnych,
                              S.A. (Poland)

                           c) AMPLICO Powszechne Towartzystwo Emerytalne S.A.
                              (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (Cyprus) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovatelno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Alico Life Insurance Company S.A. (Greece)

                           a) ALICO Mutual Fund Management Company (Greece) -
                              90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by International Technical and Advisory Services Limited.

      7.    ALICO Management Services Limited (United Kingdom)

      8.    ZEUS Administration Services Limited (United Kingdom)

      9. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      10. PJSC ALICO Ukraine (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by International Technical and Advisory Services Limited and the remaining 0.0006% is owned by Borderland Investment Limited.

      11.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      12. International Technical and Advisory Services Limited (ITAS) (USA-Delaware)

      13.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      14. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.9899823% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100106% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      15.   MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas,
            SA de CV is owned by ALICO and 0.0002454% is owned by International Technical and Advisory Services Limited.

      16. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      17. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      18.   Alpha Properties, Inc. (USA-Delaware)

      19.   Beta Properties, Inc. (USA-Delaware)

      20.   Delta Properties Japan, Inc. (USA-Delaware)

      21.   Epsilon Properties Japan, Inc. (USA-Delaware)

      22.   Iris Properties, Inc. (USA-Delaware)

      23.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2014, there were 241,311 owners of qualified contracts and 59,789 owners of non-qualified contracts offered by the Registrant (MetLife of CT Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER


(a)        MetLife Investors Distribution Company

     1095 Avenue of the Americas
     New York, NY 10036

MetLife Investors Distribution Company serves as principal underwriter and distributor for the following investment companies (including the Registrant):


MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B

Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund

New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.




NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH UNDERWRITER
------------------     ---------------------





Elizabeth M. Forget                 Director and President
1095 Avenue of the Americas
New York, NY 10036





Paul A. LaPiana                     Director and Executive Vice President, National Sales Manager-Life
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Tyla L. Reynolds                    Vice President and Secretary
600 North King Street
Wilmington, DE 19801





Jay S. Kaduson                      Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew Aiello                       Senior Vice President, Channel Head-National Accounts
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Marlene B. Debel                    Treasurer
1095 Avenue of the Americas
New York, NY 10036




John G. Martinez                    Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647





John Peter Kyne, III                Vice President, Director of Compliance
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

David DeCarlo                       Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Paul M. Kos                         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Cathy A. Sturdivant                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)           (5)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE       OTHER
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------
MetLife Investors Distribution Company....... $43,373,276        $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910


ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.



MetLife Insurance Company of Connecticut hereby represents:



(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of New York, and State of New York, on this 2nd day of April, 2014.



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  (Depositor)


                    By:            /s/ ELIZABETH M. FORGET
                                   -----------------------

                   Elizabeth M. Forget, Senior Vice President

As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on this 4th day of April 2014.



      /s/ *ERIC T. STEIGERWALT          Chairman of the Board, President, Chief Executive
      ------------------------          Officer and a Director
      (Eric T. Steigerwalt)
      /s/ *STANLEY J. TALBI             Executive Vice President and Chief Financial Officer
      ------------------------
      (Stanley J. Talbi)
       /s/ *PETER M. CARLSON            Executive Vice President and Chief Accounting Officer
      ------------------------
      (Peter M. Carlson)
      /s/ *ELIZABETH M. FORGET          Director and Senior Vice President
      ------------------------
      (Elizabeth M. Forget)
      /s/ *GENE L. LUNMAN               Director and Senior Vice President
      ------------------------
      (Gene L. Lunman)

                   By:            /s/ JOHN E. CONNOLLY, JR.
                                  -------------------------

                    John E. Connolly, Jr., Attorney-in-Fact





* MetLife Insurance Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 5 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos.
       333-152232/811-21262, filed April 3, 2013.

                                 EXHIBIT INDEX




10     Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP)